Putnam
Variable
Trust

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SEMIANNUAL REPORT
June 30, 2004

* Putnam VT American Government Income Fund
* Putnam VT Capital Appreciation Fund
* Putnam VT Capital Opportunities Fund
* Putnam VT Discovery Growth Fund
* Putnam VT Diversified Income Fund
* Putnam VT Equity Income Fund
* Putnam VT The George Putnam Fund of Boston
* Putnam VT Global Asset Allocation Fund
* Putnam VT Global Equity Fund
* Putnam VT Growth and Income Fund
* Putnam VT Growth Opportunities Fund
* Putnam VT Health Sciences Fund
* Putnam VT High Yield Fund
* Putnam VT Income Fund
* Putnam VT International Equity Fund
* Putnam VT International Growth and Income Fund
* Putnam VT International New Opportunities Fund
* Putnam VT Investors Fund
* Putnam VT Mid Cap Value Fund
* Putnam VT Money Market Fund
* Putnam VT New Opportunities Fund
* Putnam VT New Value Fund
* Putnam VT OTC & Emerging Growth Fund
* Putnam VT Research Fund
* Putnam VT Small Cap Value Fund
* Putnam VT Utilities Growth and Income Fund
* Putnam VT Vista Fund
* Putnam VT Voyager Fund

A series of mutual fund portfolios for variable insurance investors

[SCALE LOGO OMITTED]


To the shareholders of Putnam Variable Trust

As 2004 began, global equity markets had just completed a year of significant gains across virtually every sector, style, and level of market capitalization. The strongest performers, however, tended to be those stocks that had declined the most during the three-year bear market -- namely, those of smaller, highly leveraged companies with little or no earnings. The valuation gap between those types of stocks and their larger, more stable counterparts that existed at the start of the market rally in 2003 had largely closed by the beginning of our reporting period in January 2004. With that being the case regarding equities, and with bond prices being fairly valued, in our opinion, 2004 seemed likely to be a period of "benign equilibrium"-- a time with relatively flat to slightly positive returns in both equity and fixed-income markets, during which no one sector or industry seems poised to dramatically outperform the market as a whole. For the first six months of the year, that has been fundamentally the case.

EQUITIES

* United States Individual security selection has been the key to performance in U.S. equity markets during the past six months. The widely anticipated return to quality-- the outperformance of larger-cap, higher-quality stocks relative to smaller-cap, higher-volatility stocks -- has only begun to materialize over the past few weeks. Investment style has had even less of an effect on performance, as the returns for both growth- and value-oriented indexes have been comparable during the first half of the year. There are a number of factors that have contributed to the general flatness of equity markets. Markets historically have reacted negatively to uncertainty, and questions over the future of U.S. involvement in Iraq, the continued threat of terrorism, and the outcome of the presidential election in November have acted as a bit of a headwind. Another factor has been the ongoing need in the market for a contraction in earnings multiples. Since the S&P 500 hit an all-time high in 2002 with a price/earnings ratio of more than 40, there has been much discussion about the need for the market to return to its historical average. Because the earnings of U.S. corporations have increased dramatically over the past six months while stock prices have remained relatively constant, price/earnings ratios have fallen.

* International International equity markets for the most part have mirrored the story in the United States. Higher-volatility stocks and emerging market stocks have cooled off substantially as investors have locked in profits and begun to seek out larger, more profitable, more stable holdings. The one unexpected bright spot has been in Japan. Japanese stocks rallied sharply in 2003 after a prolonged bear market. The strength and duration of that rally came as a pleasant surprise to many international investors, and the rebound has continued through the first half of 2004. Along those lines, the one noteworthy sector, both in the United States and abroad, has been the oil industry. Demand for oil on the global stage has continued to outpace supply, in large part due to the rapid industrialization of China, which is now one of the world's largest consumers, second only to the United States. Oil and energy stocks, as a result, have performed solidly.

FIXED INCOME

* United States Although the domestic bond market experienced some turbulence during the second quarter, the end result was that prices remained flat on a year-to-date basis. The widely held belief that interest rates were bound to rise eventually was further solidified after the release of unexpectedly strong payroll numbers at the beginning of the second quarter. This sparked a broad sell-off as the market braced for the Federal Reserve Board to tighten monetary supply. This finally occurred on the last day of the period, leaving prices in the bond market in the same general range as they had been at the beginning of the year. In this environment, higher-yielding bonds outperformed Treasuries and investment-grade corporate bonds, but returns for all three sectors were generally low.

* International International bonds posted returns similar to their domestic counterparts, although certain overseas markets continued to benefit from a weakening U.S. dollar. International markets, especially fixed-income markets, were extremely sensitive to interest rate changes in the U.S. When the Fed seemingly indicated in 2003 that a low rate environment could continue as long as was necessary, international bond markets across a number of sectors and countries rallied as much as the U.S. market. Likewise, when the Fed raised rates at the end of June, international bond prices saw as dramatic a correction.

The views expressed here are exclusively those of Putnam Management.They are not meant as investment advice and are subject to change. Indexes mentioned are used as broad measures of market performance. It is not possible to invest directly in an index. Past performance is not a guarantee of future results.


PERFORMANCE SUMMARY
-------------------------------------------------------------------------------------------------------------------------------
Total return at net
asset value               Underlying
(as of 6/30/04)                 Fund
Putnam VT --               Inception         6                    5 years                 10 years                 Life
Class IA shares                 Date    Months    1 Year  Cumulative  Annualized  Cumulative Annualized  Cumulative  Annualized
-------------------------------------------------------------------------------------------------------------------------------
American Government
Income Fund*                   2/1/00    -0.30%   -1.04%       --%        --%        --%        --%       32.58%       6.59%
................................................................................................................................
Capital Appreciation Fund*    9/29/00     4.48    16.96        --         --         --         --       -20.44       -5.91
................................................................................................................................
Capital Opportunities Fund*    5/1/03     5.94    25.56        --         --         --         --        37.99       31.78
................................................................................................................................
Discovery Growth Fund*        9/29/00     3.00    18.52        --         --         --         --       -52.00      -17.75
................................................................................................................................
Diversified Income Fund*      9/15/93     1.54     8.66     36.83       6.47      88.08       6.52        84.45        5.84
................................................................................................................................
Equity Income Fund*            5/1/03     2.61    17.46        --         --         --         --        24.75       20.87
................................................................................................................................
The George Putnam
Fund of Boston*               4/30/98     1.94    10.32     13.74       2.61         --         --        25.02        3.69
................................................................................................................................
Global Asset
Allocation Fund                2/1/88     2.03    12.88      2.53       0.50     111.73       7.79       274.95        8.39
................................................................................................................................
Global Equity Fund             5/1/90     2.24    19.84    -21.95      -4.84      71.80       5.56       137.01        6.28
................................................................................................................................
Growth and Income Fund         2/1/88     3.79    18.77      0.29       0.06     170.85      10.48       489.07       11.41
................................................................................................................................
Growth Opportunities Fund*     2/1/00    -1.17    10.00       --          --         --         --       -54.24      -16.22
................................................................................................................................
Health Sciences Fund*         4/30/98     1.12     7.14     10.69       2.05         --         --        12.91        1.99
................................................................................................................................
High Yield Fund                2/1/88     1.81    11.46     24.52       4.48      86.57       6.43       257.83        8.08
................................................................................................................................
Income Fund*                   2/1/88     0.76     0.92     32.43       5.78      90.01       6.63       221.78        7.38
...............................................................................................................................
International Equity Fund*     1/2/97     1.37    22.89     10.63       2.04         --         --        71.31        7.45
................................................................................................................................
International Growth
and Income Fund                1/2/97     5.22    32.40     10.96       2.10         --         --        67.34        7.11
................................................................................................................................
International New
Opportunities Fund*            1/2/97     1.66    23.72    -12.38      -2.61         --         --        20.93        2.57
................................................................................................................................
Investors Fund*               4/30/98     3.27    19.11    -26.85      -6.06         --         --        -6.31       -1.05
................................................................................................................................
Mid Cap Value Fund*            5/1/03     3.88    24.56        --         --         --         --        34.02       28.53
................................................................................................................................
Money Market Fund*             2/1/88     0.33     0.65     15.94       3.00      48.67       4.05       111.95        4.68
................................................................................................................................
New Opportunities Fund*        5/2/94     3.50    19.18    -25.32      -5.67     136.51       8.99       122.32        8.18
................................................................................................................................
New Value Fund                 1/2/97     4.85    24.47     31.06       5.56         --         --        87.33        8.74
................................................................................................................................
OTC & Emerging Growth Fund*   4/30/98     4.32    20.83    -50.76     -13.21         --         --       -41.27       -8.27
................................................................................................................................
Research Fund*                9/30/98     1.19    15.29     -9.95      -2.07         --         --        20.75        3.33
................................................................................................................................
Small Cap Value Fund*         4/30/99    11.38    41.99     90.28      13.73         --         --       109.11       15.35
................................................................................................................................
Utilities Growth
and Income Fund                5/4/92     2.95    12.82    -13.62      -2.88     101.15       7.24       123.36        6.83
................................................................................................................................
Vista Fund                     1/2/97     7.37    24.29    -13.53      -2.86         --         --        43.56        4.94
................................................................................................................................
Voyager Fund                   2/1/88     1.72    14.63    -15.79      -3.38     167.68      10.35       522.89       11.79
------------------------------------------------------------------------------------------------------------------------------

  Data is historical. Past performance is not a guarantee of future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value. The charges and expenses at the insurance company separate account level are not reflected. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the insurance related charges and expenses at your contract level.

  Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to maintain a constant share price of $1, it is possible to lose money by investing in this fund.

* An expense limitation was in effect during the period; without the limitation, total returns would have been lower.




PERFORMANCE SUMMARY
------------------------------------------------------------------------------------------------------------------------------
Total return at net
asset value               Underlying
(as of 6/30/04)                 Fund
Putnam VT --               Inception        6                     5 years               10 years                  Life
Class IB shares                 Date    Months    1 Year  Cumulative  Annualized  Cumulative Annualized  Cumulative  Annualized
------------------------------------------------------------------------------------------------------------------------------
American Government
Income Fund*                   2/1/00    -0.50%   -1.40%      --%         --%        --%        --%       31.26%       6.35%
................................................................................................................................
Capital Appreciation Fund*    9/29/00     4.37    16.74       --          --         --         --       -21.11       -6.12
................................................................................................................................
Capital Opportunities Fund*    5/1/03     5.79    25.30       --          --         --         --        37.58       31.45
................................................................................................................................
Discovery Growth Fund*        9/29/00     2.81    18.16       --          --         --         --       -52.50      -17.98
................................................................................................................................
Diversified Income Fund*      9/15/93     1.34     8.38    35.19        6.22      84.28       6.30        80.57        5.63
................................................................................................................................
Equity Income Fund*            5/1/03     2.45    17.10       --          --         --         --        24.36       20.55
................................................................................................................................
The George Putnam
Fund of Boston*               4/30/98     1.84    10.14    12.53        2.39         --         --        23.67        3.51
................................................................................................................................
Global Asset
Allocation Fund               2/1/88     1.99    12.81     2.01        0.40     109.46       7.67       267.41        8.25
................................................................................................................................
Global Equity Fund             5/1/90     2.14    19.57   -22.77       -5.04      68.72       5.37       131.38        6.10
................................................................................................................................
Growth and Income Fund         2/1/88     3.69    18.51    -0.77       -0.15     166.12      10.28       473.40       11.23
................................................................................................................................
Growth Opportunities Fund*     2/1/00    -1.09     9.93       --          --         --         --       -54.60      -16.37
................................................................................................................................
Health Sciences Fund*         4/30/98     1.01     6.75     9.41        1.82         --         --        11.59        1.79
................................................................................................................................
High Yield Fund                2/1/88     1.62    11.29    23.28        4.27      83.55       6.26       248.95        7.91
................................................................................................................................
Income Fund*                   2/1/88     0.62     0.70    31.00        5.55      86.84       6.45       213.53        7.21
................................................................................................................................
International Equity Fund*     1/2/97     1.19    22.55     9.56        1.84         --         --        68.99        7.25
................................................................................................................................
International Growth
and Income Fund                1/2/97     5.04    32.00     9.79        1.88         --         --        65.21        6.93
................................................................................................................................
International New
Opportunities Fund*            1/2/97     1.53    23.28   -13.29       -2.81         --         --        19.31        2.38
................................................................................................................................
Investors Fund*               4/30/98     3.17    18.92   -27.65       -6.27         --         --        -7.42       -1.24
................................................................................................................................
Mid Cap Value Fund*            5/1/03     3.81    24.29       --          --         --         --        33.73       28.29
................................................................................................................................
Money Market Fund*             2/1/88     0.20     0.40    14.62        2.77      46.85       3.92       110.08        4.63
................................................................................................................................
New Opportunities Fund*        5/2/94     3.42    18.78   -26.12       -5.88     132.34       8.80       118.25        7.99
................................................................................................................................
New Value Fund                 1/2/97     4.76    24.16    29.79        5.35         --         --        84.98        8.56
................................................................................................................................
OTC & Emerging Growth Fund*   4/30/98     3.99    20.63   -51.35      -13.42         --         --       -42.00       -8.45
................................................................................................................................
Research Fund*                9/30/98     1.04    14.95   -10.90       -2.28         --         --        19.28        3.11
................................................................................................................................
Small Cap Value Fund*         4/30/99    11.26    41.58    88.16       13.48         --         --       106.78       15.10
................................................................................................................................
Utilities Growth
and Income Fund                5/4/92     2.83    12.62   -14.54       -3.09      97.85       7.06       118.95        6.66
................................................................................................................................
Vista Fund                     1/2/97     7.16    23.95   -14.43       -3.07         --         --        41.69        4.76
................................................................................................................................
Voyager Fund                   2/1/88     1.56    14.33   -16.69       -3.59     163.01      10.15       506.27       11.61
-------------------------------------------------------------------------------------------------------------------------------

  Data is historical. Past performance is not a guarantee of future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value. The charges and expenses at the insurance company separate account level are not reflected. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the insurance related charges and expenses at your contract level.

  Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to maintain a constant share price of $1, it is possible to lose money by investing in this fund.

* An expense limitation was in effect during the period; without the limitation, total returns would have been lower.

Putnam VT American Government Income Fund

Over the past six months, the momentum of U.S. bond markets slowed somewhat although they did register modestly positive results. Investor concerns about inflation and potential erosion of bond prices resurfaced amid gathering signs that the U.S. economy was strengthening and that the Federal Reserve Board would soon lift short-term interest rates, which it did on June 30. Amid these challenging conditions, management shifted the portfolio's interest-rate exposure and securities composition throughout the period with mixed results. For the six months ended June 30, 2004, the fund's class IA shares returned -0.30% at net asset value.

At the start of the period, management remained concerned about the prospect of rising interest rates, since bond prices decline when rates increase. They kept the portfolio's average maturity and duration (a measure of interest-rate sensitivity) relatively short, which benefited performance initially. As the period progressed, management moved duration to a more neutral stance and concentrated securities among short and longer maturities. This positioning detracted from returns. By June, management shortened portfolio duration once again.

Sector allocations also garnered mixed results. Throughout the period, management emphasized several types of mortgage-backed securities (MBSs) because of the yield advantage they offered over Treasuries. At the same time, the team kept its defensive approach, concentrating Treasury holdings in Treasury bills and short-term cash equivalents, which are less sensitive to interest-rate changes. This positioning helped performance in the first three months of the period. In April and May, however, management shifted its emphasis within the portfolio's MBS holdings, with less favorable results. By June, the portfolio was back on track with a mix of MBS holdings that garnered positive returns. The team also began to emphasize securities with relatively high stated, or coupon, yields, which historically have performed better in a rising-rate environment.

The team believes that interest rates will trend higher in the coming months. They consequently plan to maintain the portfolio's shorter duration while taking advantage of income opportunities throughout the MBS and Treasury markets.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income with preservation of capital as a secondary objective
-------------------------------------------------------------------------
PORTFOLIO
U.S.Treasury securities and mortgage-backed securities
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                        $11.39
Class IB                                                        $11.35
-------------------------------------------------------------------------
Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.


Putnam VT Capital Appreciation Fund

2003's market rally continued into the first few weeks of 2004, but then began to lag as investors assessed the economy's strength and the implications of an interest-rate increase. For the remainder of the period, stocks remained volatile. Putnam VT Capital Appreciation Fund delivered solid returns, although the fund's focus on larger, high-quality companies limited its participation in market upswings. For the six months ended June 30, 2004, the fund's class IA shares returned 4.48% at net asset value.

Geopolitical events, as well as interest-rate and inflation concerns, were the primary forces behind the stock market's volatility in the past several months. In March, the terrorist attack in Spain pushed the market to a three-month low. However, positive economic news continued in the United States, including a higher-than-expected employment report in April. More solid evidence of economic strength heightened inflation and interest-rate fears, sparking another market correction in May.

As is typical during a period of economic recovery, the stocks that performed best throughout 2003 and into the early part of 2004 were generally those of smaller, lower-quality companies. Although the fund can invest in companies of all sizes, management places a greater focus on larger, higher-quality companies. Management believes this kind of company, which began to rebound in the period's final months, will come back into favor as the economic recovery continues. The overall positioning of the fund's portfolio remained largely unchanged during the past six months. This was because, regardless of how the economy or markets are behaving, management takes a bottom-up approach to stock selection. When selecting stocks, the team looks at each company's underlying long-term business worth and seeks companies it believes are worth more than their current stock prices indicate. Under normal circumstances, once a stock reaches what management considers fair value, it is sold. This occurred with Nextel Communications, a large position in the telecommunications sector sold before the end of the period. This brought down the portfolio's telecommunications weighting, while increasing its weighting in the consumer staples sector where the team invested the proceeds. Other performance highlights for the period include select holdings in the conglomerate and consumer services sectors, while some retail and broadcasting stocks detracted from returns.

While stock market volatility may continue in the coming months, management believes that the fund's portfolio of large, high-quality companies should position it to benefit from this stage of the economic cycle.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
Common stocks selected on the basis of their underlying worth, without a style bias toward either growth or value
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                         $7.93
Class IB                                                         $7.88
-------------------------------------------------------------------------
This fund invests some or all of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Capital Opportunities Fund

While stocks generally continued to register gains during the past six months, the market was significantly more volatile than it had been in 2003. Investors were influenced by two opposing forces -- continued economic strength and impressive corporate earnings on the one hand; and the prospect (and threat to recovery) of higher inflation and interest rates on the other. In this challenging environment, Putnam VT Capital Opportunities Fund continued to provide positive returns, although the fund's focus on higher- quality stocks meant it did not have exposure to the period's strongest performers. For the six months ended June 30, 2004, the fund's class IA shares returned 5.94% at net asset value.

During the summer of 2003, it became increasingly apparent that the U.S. economy was strengthening and that growth would be sustainable. Accordingly, management positioned the fund to benefit from an economic recovery, seeking to maintain a diverse portfolio of high-quality stocks in a variety of sectors that the team believed would perform in a growth environment. Through the beginning of 2004, however, the market generally favored smaller companies, including those in the technology, internet services, wireless communications, and semiconductor industries. Since many of these companies did not meet the fund's strict criteria, the portfolio was underweighted in these areas.

Instead, the management team emphasized consumer-oriented stocks, including retail companies, which performed well. For example, Supervalu, the fund's top holding and a relatively new addition to the portfolio, delivered solid gains. The company owns a chain of grocery stores and recently added deep-discount retail stores. It benefited from both the stronger economy as well as a trend toward low-cost shopping, continued economic strength and impressive corporate earnings on the one hand; and the prospect (and threat to recovery) of higher inflation and interest rates on the other. Management also increased holdings among insurance companies, which they believed could perform better when interest rates are higher, as analysts expect them to be this year. These strategies contributed positively to performance throughout the six-month period.

While the possibility of higher interest rates warrant caution in coming months, management remains confident of the fund's long term performance potential and will seek to keep its portfolio well diversified across sectors that should benefit from continued economic growth.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term growth of capital
-------------------------------------------------------------------------
PORTFOLIO
Common stocks of small and midsize companies, selected on the basis of management's perception of their underlying worth, without a style bias toward either growth or value
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                         $13.35
Class IB                                                         $13.31
-------------------------------------------------------------------------
This fund invests some or all of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Discovery Growth Fund

In the first quarter of 2004, investors were concerned that economic growth might not be as robust as previously thought. By April, quite the opposite was true, as stronger economic data and evidence of an uptick in inflation fueled speculation about how soon and how much the Federal Reserve would raise interest rates. The Fed finally did raise short-term rates by 25 basis points on June 30. With its diversified portfolio of small-, mid-, and large-cap growth stocks, the fund weathered these changes with competitive results. For the six months ended June 30, 2004, its class IA shares returned 3.00% at net asset value.

Throughout the period, management maintained a portfolio of approximately 70% small- and mid-cap growth stocks and 30% large-cap growth stocks. While small- and mid-cap holdings performed better overall, large-cap stocks also contributed to returns. Among sectors, results were often mixed. For example, the portfolio's emphasis on technology generally dampened performance; however, technology holdings also included both the fund's strongest and weakest performers over the period. On the positive side was electronics firm Marvell, while the key detractors were equipment maker Lam Research and Intersil, an analog semiconductor designer and manufacturer.

Generally, the portfolio enjoyed strong returns from more traditional cyclical growth holdings. Among trucking and logistics holdings, trucking company J.B. Hunt provided strong returns, as did UTI Worldwide, a logistical company that directs freight around the world between trucking companies, airlines, and manufacturers. Hotel and lodging holdings also performed well, as did specialty retailers, and communications services companies. Energy, oil services, and health-care holdings also contributed to returns. Negatives over the period included holdings in broadcast media, for-profit education, and an underweight to the financial sector.

As the market adjusts to a changing interest-rate environment and watches the pace of economic growth in this year of transition, the management team will seek to keep the fund focused on investing in companies with strong fundamentals, reasonable valuations, and solid balance sheets in a variety of sectors.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term growth of capital
-------------------------------------------------------------------------
PORTFOLIO
Stocks of small, midsize, and large companies that management believes offer strong growth potential
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                         $4.80
Class IB                                                         $4.75
-------------------------------------------------------------------------
This fund invests some or all of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Diversified Income Fund

Global bond markets experienced considerable volatility over the past six months. In the early months, bonds benefited from investor concerns over the strength of the U.S. recovery and geopolitical tensions only to decline in April and May amid increased fears of higher interest rates and inflation ahead. However, the flexible strategy and diversified portfolio of the fund enabled it to deliver positive results. For the six months ended June 30, 2004, the fund's class IA shares returned 1.54% at net asset value.

From January through March, the fund's high yield and emerging markets holdings led portfolio returns. While high yield bonds remained the portfolio's largest weighting at the end of the period, management reduced its size, believing that future returns would probably not be as strong. Similarly, the team sharply reduced the fund's emerging markets holdings in January, near the peak of their performance. In April and May, global bond markets retreated and most government bonds posted negative returns, although Japan outperformed after lagging dramatically in the first quarter of 2004. Emerging-market bonds declined significantly, too, and while high-yield bonds declined modestly, they still outperformed other asset classes. The portfolio's reduced exposure to emerging markets bonds detracted from results, although country selection within the sector was positive. Mortgage-backed securities
(MBS) holdings delivered mixed returns over the period, performing well early on, and then declining in April before rallying again in May. U.S. Treasury holdings benefited from a rally in the first part of the period, only to retreat later on amid strong economic data and increased interest-rate hike speculation.

With forecasts showing economic growth moderating through 2005, the management team will seek to maintain the fund's allocation to the asset-backed securities (ABSs) and collateralized mortgage obligations
(CMOs), remain underweight in emerging markets securities, and retain a substantial overweight to European government bonds.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income consistent with preservation of capital
-------------------------------------------------------------------------
PORTFOLIO
A managed asset allocation portfolio spread across all three sectors of the bond market -- U.S. government and corporate investment-grade securities, high-yield bonds, and international instruments
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                         $8.59
Class IB                                                         $8.51
-------------------------------------------------------------------------
Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Lower rated bonds may offer higher yields in return for more risk. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging market securities, including illiquidity and volatility. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk.


Putnam VT Equity Income Fund

Two opposing forces influenced investors over the past six months-- continued economic strength and impressive corporate earnings on the one hand; and the prospect of higher inflation and interest rates on the other. Fund performance was positive during the period, although the fund's emphasis on larger-cap and higher quality holdings somewhat dampened its relative performance. For the six months ended June 30, 2004, the fund's class IA shares returned 2.61% at net asset value.

The U.S. economy continued to improve during the period, as evidenced by stronger corporate earnings, rising demand for goods and services, and a decline in unemployment. Inflation rose marginally and fueled speculation about when the Federal Reserve Board would raise rates, which it finally did on June 30. Stocks outperformed bonds throughout the period and, while small-capitalization stocks continued to dominate the market for much of the period, large-caps took the lead in May. Growth stocks had led the market at the end of 2003, but value stocks took over in 2004, as investors cut back their appetite for risk and seemed to favor more stable investments.

The fund's management team continued to seek opportunities for equity income and capital growth by investing in lower-priced, higher-yielding stocks with improving prospects. In May of 2003, Putnam's valuation models suggested that larger-cap stocks were more attractive with regard to the fund's investment objective than smaller-cap stocks. At that time, the team began to shift the portfolio's market capitalization gradually upward. This larger-cap positioning had begun to make a positive difference in the final month of the period and should continue to prove beneficial in coming months. Also, the fund kept its focus on high-quality stocks, and the portfolio remained well diversified across industries and sectors.

With economic growth moderating somewhat, the management team will continue to focus on companies that benefit more from business than consumer spending. A slower growth environment may also prompt investors to view yield stocks such as the ones in this portfolio more favorably as stock dividends become a more significant portion of total returns.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Current income. Capital growth is a secondary objective when consistent with seeking current income
-------------------------------------------------------------------------
PORTFOLIO
Primarily value-oriented stocks of large and midsize, dividend-paying companies, although up to 20% of the portfolio can be invested in high-quality fixed-income securities
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                       $12.39
Class IB                                                       $12.36
-------------------------------------------------------------------------
This fund invests some or all of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT The George Putnam Fund of Boston

The relatively consistent stock market strength of 2003 gave way to greater volatility in 2004, although many stocks and sectors still registered gains. For the six months ended June 30, 2004, the fund's class IA shares provided a total return of 1.94% at net asset value.

At the close of 2003, management had taken advantage of attractive bond valuations to increase the portfolio's fixed-income weighting and as these holdings appreciated, the fund benefited. Over the course of the first quarter, stock holdings began to outperform, and their appreciation rebalanced the portfolio to a neutral allocation. At the beginning of the second quarter, management reallocated some of the fund's fixed-income assets and reduced its exposure to that asset class. Within the bond allocation, strong returns from holdings in asset-backed securities, mortgage-backed securities, and high-yield bonds boosted performance. A relatively small position in U.S. Treasuries proved especially beneficial in April and May, when bond markets contracted amid fears of rising interest rates. In the stock portion of the portfolio, management focused more on larger-capitalization stocks, which seemed to offer attractive valuations and solid performance potential. Early in the period, strong stock selection in consumer cyclicals, health care, and conglomerates drove performance while financial and transportation holdings were weaker. In April and May, financials, capital goods, basic materials, conglomerates, and communication services helped performance while holdings in consumer cyclicals, energy, health care, and consumer staples declined.

Given the potential for higher interest rates, increased corporate spending, and somewhat lower consumer spending ahead, management has reduced the portfolio's holdings in mortgage-backed securities and oil stocks while retaining its focus on large-cap stocks. The portfolio remains widely diversified to pursue opportunities throughout the fixed-income and equity markets.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Balanced investment to produce both capital growth and current income
-------------------------------------------------------------------------
PORTFOLIO
Value-oriented stocks of large companies and government, corporate and mortgage-backed bonds
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                        $10.91
Class IB                                                        $10.87
-------------------------------------------------------------------------
Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. This fund invests some or all of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Global Asset Allocation Fund

Putnam VT Global Asset Allocation Fund's strategy of comprehensive global diversification was a benefit during the first half of 2004. With both equity and fixed-income markets posting flat or slightly positive returns, it was not, in the management team's opinion, an opportune time for taking large positions within sectors, industries, or countries. Instead, the team sought to reduce the portfolio's risk exposure without sacrificing any of the markets' moderate returns for the period. For the six months ended June 30, 2004, the fund's class IA shares returned 2.03% at net asset value.

As 2004 began, the team believed that the dramatic rebounds both equity and fixed income markets experienced in 2003 were over, and that the markets were beginning a period of essentially flat returns. For the first half of the year, that has been the case for a number of international indexes. The massive amount of stimulus that had been pumped into the U.S. economy in the form of tax cuts in 2003 appear to be fully factored into the markets, and within equities, the valuation gap between the smaller-cap, higher-volatility stocks that outperformed in 2003 and their larger-cap, more stable counterparts had narrowed substantially. This set the stage for a return to quality in both the stock and bond markets, which as a trend has been developing gradually over the period.

The portfolio's emphasis on high yield fixed-income securities was a benefit during the period, as was its underweight exposure to U.S. Treasuries. Exposure to international stocks and bonds proved advantageous as the dollar, after a brief rally, remained relatively weak. A substantial position in Japan also helped boost performance, as the Japanese stock market, which had been surprisingly strong in 2003, continued to perform solidly in 2004. Going forward, the team believes that other Asian markets, as well as higher-quality bonds, and, to a more limited degree, financials may have been oversold and may represent an opportunity for investment in the second half of 2004.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
A high level of long-term total return consistent with preservation of capital
-------------------------------------------------------------------------
PORTFOLIO
A managed asset allocation portfolio spread across domestic and international stock, bond and cash investments
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                        $13.28
Class IB                                                        $13.32
-------------------------------------------------------------------------
The fund can invest in international investments which involve risks such as currency fluctuations, economic instability, and political developments. The fund can invest its assets in small to midsize companies and such investments increase the risk of greater price fluctuations. The fund can also have a significant portion of its assets in bonds. Mutual funds that invest in bonds are subject to certain risks including interest rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds have more exposure to interest-rate risk than short-term bonds. Lower-rated bonds may offer higher yields in return for more risk. Unlike bonds, bond funds have ongoing fees and expenses. These risks apply to any fund with a significant portion of their assets in bonds.


Putnam VT Global Equity Fund

Global stock markets posted generally positive results during the recent period, although volatility emerged during the final months and eroded some of the fund's earlier gains. Improving macroeconomic conditions supported most stock markets, however, the pickup also heightened investor concerns over possible interest-rate increases, particularly in the United States. These concerns drove down markets toward the end of the reporting period. For the six months ended June 30, 2004, Putnam VT Global Equity Fund's class IA shares returned 2.24% at net asset value.

During the past six months, U.S. stocks lagged behind Asian and European issues. Emerging markets, which had been strong, lost steam due to fears of an imminent slowdown in the pace of global economic expansion. That being said, one of the fund's best returns came from Samsung Electronics, a South Korean holding. Among sectors, concerns about rising interest rates triggered a transition in leadership. Early on, those sectors more dependent on economic growth -- including small- and mid-capitalization technology, basic materials, and consumer cyclical stocks -- delivered the strongest results. Later in the period, more defensive sectors like energy, health care, and consumer staples moved ahead.

Over the past six months the team has emphasized companies with industry-leading market positions, operational efficiency, and strong, sustainable cash flows. Management believed this was prudent because the market had begun to anticipate an unrealistic level of earnings from many companies. Early in the period, management had overweight exposure (relative to the fund's benchmark) to emerging markets in Asian and Latin America, relatively neutral exposure to Europe and the United States, and a small underweight to Japan. The team added selectively to Japanese holdings, and reduced emerging-markets exposure as the period progressed. In terms of sectors, management trimmed back basic materials holdings as they became fully valued. In their place, the team gradually added energy stocks.

The team believes that the extended period of outperformance by smaller companies and more cyclical stocks is giving way to renewed strength in large-capitalization stocks. Team members have positioned the portfolio to emphasize companies with healthy balance sheets and proven products that are gaining market share in order to benefit from their anticipated growth.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
An internationally diversified common stock portfolio of large and midsize companies
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                         $9.26
Class IB                                                         $9.20
-------------------------------------------------------------------------
International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging market securities, including illiquidity and volatility. This fund invests some or all of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Growth and Income Fund

The market environment of the past six months was largely favorable for equities, although volatility was the rule rather than the exception. As leadership rotated among various industry sectors, the fund's broad diversification boosted the fund's returns. The portfolio's focus on relatively conservative, large-cap, blue-chip, dividend-paying stocks was also a positive influence as investors began to favor stocks generally perceived as less risky. For the six months ended June 30, 2004, Putnam VT Growth and Income Fund's class IA shares returned 3.79% at net asset value.

The robust recovery in corporate earnings remained strong during the period. Many of the fund's holdings saw improved earnings and profit growth, continued strong cash generation, and a slight improvement in revenue trends. Top-performing holdings included defense and aerospace company Boeing, retailer J.C. Penney, conglomerate Tyco, and energy giant ExxonMobil.

As the period began, smaller-capitalization stocks and more speculative issues dominated market leadership. By April, however, concerns about rising interest rates and inflation became more immediate. Assets rotated out of more speculative stocks and sectors toward higher-quality areas such as consumer staples and health care. In May, investor interest shifted again, and many sectors that had declined in April bounced back. Energy and commodities stocks were strong throughout the period as demand for these products rose steadily and drove prices higher. Financial stocks languished amid concerns about the inevitability of higher interest rates.

As a general rule, the fund's strategy remains consistent, with a focus on a diverse selection of very large-cap, high-quality, value-oriented stocks. During the recent period, management made no major changes to fund positioning but did adjust sector weightings as deemed appropriate given market trends. The team reduced financial holdings somewhat, emphasizing stocks better positioned for performance in a challenging rate environment. These include stocks with capital markets exposure, stocks of companies management believes are gaining market share; and stocks of companies that are trading so cheaply that their upside potential appears to exceed their downside risk. The portfolio also contains a number of holdings in the consumer staples and health-care sectors, which are experiencing increased demand.

While equity markets may remain volatile in coming months, management believes that many of the large, multinational companies in which the fund invests offer investors the potential to benefit as economic recovery spreads in the U.S. and Europe.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
-------------------------------------------------------------------------
PORTFOLIO
Primarily value-oriented common stocks of large companies across an array of industries
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                        $23.85
Class IB                                                        $23.74
-------------------------------------------------------------------------


Putnam VT Growth Opportunities Fund

2003's relatively smooth ride in U.S. equity markets gave way to increased volatility during the early months of 2004. A confluence of positive economic indicators, rising energy prices, and the prospect of higher inflation and interest rates gave investors pause. The fund's performance reflected this challenging environment, although prudent stock selection and a diverse portfolio led to solid performance. For the six months ended June 30, 2004, the fund's class IA shares returned -1.17% at net asset value.

At the start of the period, smaller-cap stocks, cyclical stocks, and growth-oriented speculative issues continued to lead stock market returns. The market declined broadly in April, and there was a subsequent rotation of invested assets toward more defensive sectors. Continued violence in the Middle East contributed to the uncertainty that kept markets volatile for the rest of the period. Higher commodities and energy prices, along with a small uptick in inflation, set the stage for the Fed to raise interest rates, which it did on June 30.

During the first quarter of 2004, financial and health-care stocks were top contributors to performance. Holdings in credit card companies Capital One, Citibank/Citigroup, and MBNA all performed strongly amid improving credit statistics and declining delinquencies. Among health care holdings, a large position in UnitedHealth Group produced superior returns. Technology holdings were the largest detractors, with a large position in declining Intel accounting for much of the drag on performance.

As stock market leadership rotated toward more defensive sectors in April, the fund enjoyed stronger performance from holdings in consumer staples. Financials, consumer cyclicals, and technology turned in weaker performance, and the portfolio's overweight positions in all three detracted from performance. The fund continues to maintain these positions, because management believes that once investors refocus on the improving macroeconomic environment, the market will begin to recognize and reward the strong earnings performance in many of these growth sectors. In fact, in May, technology holdings rebounded to contribute positively to performance, along with commercial services. More defensive holdings in health care and consumer staples lagged.

With its diverse portfolio of holdings in high-quality, large-capitalization, U.S. stocks, the team believes the fund can benefit from the continuing economic growth they expect.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of large companies believed to offer strong growth potential
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                        $4.57
Class IB                                                        $4.54
-------------------------------------------------------------------------
The fund concentrates its assets in fewer stocks, which can affect your fund's performance.


Putnam VT Health Sciences Fund

Although 2003's market rally continued into the first few weeks of 2004, it began to lag as investors assessed the U.S. economy's strength and the possibility of an interest-rate increase. Continued violence in the Middle East contributed to the uncertainty that kept markets volatile for the rest of the period. Higher commodities and energy prices, along with a small uptick in inflation, set the stage for the Federal Reserve Board to raise interest rates, which it did on June 30. Fund returns reflect this challenging environment, along with specific difficulties experienced by several holdings. For the six months ended June 30, 2004, class IA shares returned 1.12% at net asset value.

Overall, the portfolio's sector weightings remained largely unchanged over the period. The fund remained underexposed to U.S. large-capitalization pharmaceuticals, emphasizing European large-cap pharmaceuticals and U.S. specialty and generic pharmaceuticals. Although pharmaceutical company Wyeth did detract from returns during the period, management believes that it and other select U.S. large-capitalization pharmaceuticals can retain their performance potential going forward. However, management believes that European large-cap pharmaceuticals possess better fundamentals and valuations overall than their U.S. counterparts, as do Japanese pharmaceuticals, which boosted performance over the period. The portfolio's emphasis on U.S. specialty pharmaceuticals detracted from returns, largely due to negative performance by one of its largest holdings, Forest Laboratories. The company's shares fell sharply in June amid unfavorable media reports on disclosure issues with clinical trials of one of its older drugs.

The fund also maintained underweight positions in health-care services, managed care, and facilities. Managed care and facilities companies face unfavorable revenue and cost trends going forward. In the services sector, management found favorable fundamentals and valuations in two areas: pharmaceutical benefit management companies, and health care distributors. The portfolio was also underweighted in medical device companies where valuations remain stretched with the exception of cardiovascular devices, where management sees favorable valuations and future growth. Within devices, C.R. Bard contributed to returns.

Management endeavors to focus the portfolio on well-managed product and service companies with strong fundamentals and earnings prospects that are positioned to exceed market expectations.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of companies in the health sciences industries
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                        $11.12
Class IB                                                        $11.06
-------------------------------------------------------------------------
The fund concentrates its investments in one region or in one sector and involves more risk than a fund that invests more broadly. This fund invests some or all of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT High Yield Fund

The first three months of the period continued one of the strongest periods of sustained outperformance for high-yield bonds in many years. However, beginning in mid-April, the bond market became more volatile, as stronger-than-expected employment growth caused concerns about higher inflation and the increased likelihood of higher interest rates ahead. In fact, the Federal Reserve Board did raise rates on June 30. Putnam VT High Yield Fund weathered the volatility well, as the portfolio's emphasis on lower-rated bonds supported performance. For the six months ended June 30, 2004, the fund's class IA shares returned 1.81% at net asset value.

Through March 2004, the high-yield bond market benefited from a downward trend in interest rates and a positive economic environment. The market's strength was illustrated by a narrowing of the credit yield spread, or difference in yield between high-yield bonds and Treasuries. High-yield bond default rates continued to decline. In April and May, however, strong employment gains caused a sharp bond sell-off in April. High-yield investors reacted by selling holdings, causing a widening of credit spreads. However, the resulting correction was less severe for high-yield bonds than it was for Treasuries.

During the past six months, management continued to seek bonds from a diverse variety of sectors. The team also continued its long-held strategy of gradually increasing the number of lower-rated (i.e., lower-quality) bonds in the portfolio. With the improving economy, companies that issue lower-quality bonds have seen their credit ratings rise and their high-yield bonds appreciate in price. In addition, lower-quality bonds have provided higher yields, helping the fund to sustain its dividend (or, if it had to be reduced, to mitigate the reduction). At this point, management has begun to consider reducing the fund's emphasis on lower-rated securities.

The high-yield market appears to be transitioning from a period of extremely strong returns to one of more stable, moderate returns. Going forward, management will seek to keep the portfolio as diverse as possible to mitigate the effects of volatility caused by higher interest rates.
-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income, with a secondary objective of capital growth when consistent with achieving high current income
-------------------------------------------------------------------------
PORTFOLIO
Primarily high-yielding corporate bonds rated below investment-grade
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                        $7.43
Class IB                                                        $7.40
-------------------------------------------------------------------------
Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Lower-rated bonds may offer higher yields in return for more risk.


Putnam VT Income Fund

After a three-year bull run, the momentum of U.S. bond markets slowed during the past six months. Investor concerns about inflation and potential erosion of bond prices resurfaced amid gathering signs that the U.S. economy was continuing to strengthen and that the Federal Reserve Board would soon begin to lift short-term interest rates. Nevertheless, bond markets managed to register modestly positive returns for the period, and Putnam VT Income Fund benefited. For the six months ended June 30, 2004, its class IA shares returned 0.76% at net asset value.

Yield-curve positioning was a major driver of performance over the period. In other words, the portfolio often included large positions in bonds within the maturity ranges that performed well and lighter weightings in bonds within the maturity ranges where performance lagged. For example, management correctly anticipated the timing of rising interest rates in the final months of the period and kept a minimal position in two-year securities, whose prices were especially hard hit by rising rates.

Adjustments made to duration over the period were also advantageous. (Duration is a measure of sensitivity to interest-rate movements; the lower or shorter a portfolio's duration, the less sensitive it is to changes in rates.) Since bond prices move in the opposite direction of interest rates, this positioning helped reduce the negative impact of rate increases and protected the value of the fund's portfolio over the period.

Sector allocations, notably an emphasis on mortgage-backed securities
(MBSs), mortgage pass-through securities, and asset-backed securities
(ABSs), also contributed positively to performance as these segments outperformed throughout the period. Security selection within MBS and ABS holdings further benefited returns. In the corporate bond sector, management reduced holdings in investment-grade securities where valuations had become less favorable while focusing on lower-rated credits with more appreciation potential.

Given the potential for more moderate economic growth in 2005 and interest-rate volatility in coming months, management expects to retain the portfolio's defensive duration and current sector allocation strategy.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Current income consistent with what Putnam Management believes to be a prudent level of risk
-------------------------------------------------------------------------
PORTFOLIO
Investment-grade and high-yield bonds, and U.S. government securities
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                        $12.47
Class IB                                                        $12.41
-------------------------------------------------------------------------
Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Lower rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk.


Putnam VT International Equity Fund

Volatility increased in international equity markets over the past six months as initial strength gave way to growing concerns about rising U.S. interest rates and the decelerating Chinese economy. The fund's moderate exposure to Japanese stocks, underperformance from various holdings, and focus on large-cap stocks dampened returns. For the six months ended June 30, 2004, the fund's class IA shares returned 1.37% at net asset value.

As the period began, international markets were performing well, with rising exports and spending by Asian consumers giving Asian markets particular strength. European markets were more sluggish. The United Kingdom lead large market returns and small markets including Sweden, Ireland, and Austria also posted strong performance. Toward spring, markets weakened as investors became more concerned about the potential for higher interest rates in the United States, as well as a slowdown in China's burgeoning economy. The Federal Reserve Board ended the interest-rate speculation on June 30, when it raised U.S. short-term rates.

During the recent period, several holdings underperformed, particularly in the communications services and financials sectors. In communications, NTT DoCoMo in Japan faced stiffer competition and rising handset costs while the United Kingdom's Vodafone Group troubled markets with strategy changes and an unsuccessful takeover bid for AT&T Wireless. In financials, the fund was underweighted in Japanese banking stocks, which performed well. Stocks that made positive contributions to returns included the Swedish telecommunications company Ericsson, the French oil company TOTAL, and Japanese printer and camera maker, Canon.

Moderate exposure to the advancing markets of the United Kingdom and Japan dampened returns. In the period's final months, management increased exposure to Japan and Switzerland, and slightly reduced emerging markets positions. In terms of sectors, the fund continues to emphasize technology and reduce exposure to utilities. Exposure to interest-rate sensitive sectors, including financials and basic materials, has also been reduced.

In the months ahead, the fund will continue to favor the large, high-quality stocks that management considers best positioned for improving but still fragile international economic conditions.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
Common stocks of large and midsize international companies
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                        $12.87
Class IB                                                        $12.81
-------------------------------------------------------------------------
International investing involves certain risks, such as currency fluctuations, economic instability,and political developments.
Additional risks may be associated with emerging market securities, including illiquidity and volatility. This fund invests some or all of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT International Growth and Income Fund

Volatility increased in international equity markets over the past six months as initial strength gave way to growing concerns about rising U.S. interest rates and the decelerating Chinese economy. The fund's focus on large-cap, higher-quality stocks detracted from returns, as did some currency issues and a concentration on more defensive sectors too long into the market's cyclical recovery. For the six months ended June 30, 2004, the fund's class IA shares returned 5.22% at net asset value.

Small-cap, cyclical, and lower-quality stocks led the rally at the beginning of the period. The fund's modestly pro-cyclical stance helped returns, and it held overweight positions in defensive sectors including basic materials, consumer cyclicals, financials, and technology. Health-care stock selection detracted from returns during the period. Among health-care holdings, pharmaceutical company Novartis turned in disappointing returns. Basic materials as a sector also underperformed, due in large part to fears of slowing growth in China. CVRD, a Brazilian iron ore producer, is a major exporter to China and saw substantial declines over the period. Transportation stocks, too, were negatively affected by rising oil prices. Lufthansa, the German airline, which the fund owns a large position in, was also a detractor from performance. Financial holdings posted disappointing results. The portfolio had only moderate exposure to Japanese banks, which outperformed, although strong performance from Japanese consumer finance and leasing holdings largely offset this negative.

Consumer cyclicals stocks were the fund's best performers over the period. Japanese retailer Onward Kashiyama, high-end European hotelier Hilton Group, and Japanese tire company Bridgestone were all top contributors. Utilities holdings also contributed to returns, in particular E.ON, which benefited from its asset rationalization and rising German electricity prices. In technology, the Swedish mobile telephone company Ericsson provided superior performance and was the fund's top performer for the period.

Going forward, management has positioned the portfolio with a modest bias toward cyclical stocks in order to take advantage of an anticipated international climate of recovery.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth. Current income is a secondary objective.
-------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of companies located outside the United States and believed by management to be undervalued
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                        $11.77
Class IB                                                        $11.73
-------------------------------------------------------------------------
International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging market securities, including illiquidity and volatility. This fund invests some or all of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT International New Opportunities Fund

Over the past six months, volatility across international equity markets has increased and, as a result, detracted somewhat from performance. Although Putnam VT International New Opportunities Fund achieved positive returns, its performance reflects this difficult environment, which was due in part to concerns about an expected rise in U.S. interest rates and a slowing in the Chinese economy. Other factors included the relative strength of the value style over growth, the market's preference for small-cap stocks, and poor performance from certain technology holdings. For the six months ended June 30, 2004, the fund's class IA shares returned 1.66% at net asset value.

As the period began, international markets were performing well, with rising exports and spending by Asian consumers giving Asian markets particular strength. European markets were more sluggish and made smaller gains. Toward spring, markets weakened as investors became more concerned about the potential for higher interest rates in the United States.

Financials, consumer cyclicals, and technology remained the portfolio's largest overall weightings over the period. Unfortunately, technology holdings detracted from performance as several longtime holdings declined, including flat panel LCD maker Samsung SDI, computer disk drive components maker TDK, and Nokia, the cellular handset maker. Early in the period, the team increased the consumer cyclicals weighting to take advantage of accelerating economic activity, but trimmed financials in the face of interest-rate concerns. The fund also had overweight positions in transportation and capital goods stocks.

With regard to countries, management increased the fund's weighting to Japanese stocks, which boosted returns over the period. For example, homebuilder Sekisui Chemical was a top performer, benefiting from improved housing demand in Japan. The Japanese health care equipment supplier Terumo also posted solid returns. Among European holdings, longtime holding Reckitt Benkiser, the UK household products company was one of the fund's best performers.

With interest rates and inflation rising, and strong earnings growth from traditional growth sectors including health care, technology, and consumer cyclicals, the team believes international growth stocks may deliver more competitive returns in the months ahead.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of companies located outside the United States believed to have strong growth potential
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                        $11.21
Class IB                                                        $11.17
-------------------------------------------------------------------------
International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging market securities, including illiquidity and volatility. The fund invests some or all of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Investors Fund

The past six months witnessed a shift in equity markets from a period of relatively consistent strength to one of low returns, as investors have grappled with the potential for rising interest rates and a slowdown in the economy overall. Individual stocks and sectors still registered gains, and the fund's bottom-up investment strategy enabled it to deliver solid performance over the period. For the six months ended June 30, 2004, the fund's class IA shares provided a total return of 3.27% at net asset value.

Geopolitical events, as well as interest-rate and inflation concerns, were the primary forces behind the stock market's volatility in the past several months. Continued instability in the Middle East and high oil prices created something of a headwind for equities during the period. Strong economic data at the beginning of the second quarter generally boosted confidence in the strength of the economy, while further raising concerns about rising interest rates.

The fund's portfolio is designed to be an "all-weather," diversified core portfolio that seeks to outperform the S&P 500 Index in any market environment. While this portfolio's overall characteristics are similar to those of the index, management's bottom-up stock selection focus dictates its exact stock holdings and sector weights.

Over the recent period, the management team focused on stocks they believed would benefit from continued economic recovery. For example, the fund maintained an overweight position in financial stocks, although it concentrated on a few very attractive stocks including Commerce Bancorp, Capital One Financial, and Citigroup. With the exception of February and April, these stocks delivered strong returns throughout the period. Also in the financials industry, Freddie Mac performed well throughout the period.

The portfolio also had an overweight position in technology, with a large position in Microsoft and moderate positions in several other technology companies, which as a sector performed inconsistently over the past six months. Consumer discretionary stocks including Staples, Lowes, and Harley Davidson comprised another overweight position, as did health care, where attractive valuations have led to large positions in companies including Johnson & Johnson, Pfizer Laboratories, CIGNA, Amgen, and Cardinal Health. The portfolio remains underweighted in the basic materials, telecommunications, utilities, and consumer staples sectors due to poor valuations.

Management continues to believe that the fund's diversified portfolio and focus on out-of favor stocks with attractive valuations positions it well for performance in the months ahead and over the long term.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term growth of capital and any increased income that results from this growth
-------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of large companies
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                         $9.18
Class IB                                                         $9.15
-------------------------------------------------------------------------


Putnam VT Mid Cap Value Fund

During the first half of 2004, a confluence of positive economic indicators, rising energy prices, and the prospect of higher inflation and interest rates gave investors pause and increased market volatility. Putnam VT MidCap Value Fund's returns were positive for the period, however, the fund's more conservative focus and emphasis on high-quality holdings prevented it from fully participating during periods of market strength. For the six months ended June 30, 2004, the fund's class IA shares returned 3.88% at net asset value.

At the start of the period, smaller-cap stocks, cyclical stocks, and growth-oriented speculative issues led stock market returns. Corporate sales and profits were up sharply, and unemployment data, which had not shown much improvement in about a year, was more positive in April. In April, the market declined broadly, and there was a subsequent rotation of invested assets among industries and sectors. Continued violence in the Middle East contributed to the uncertainty that kept markets volatile for the rest of the period.

Throughout the period, management maintained the fund's strategy of investing for the long term by seeking to take advantage of attractive value opportunities in all market sectors. The portfolio's large position in energy stocks boosted performance, as did financial and capital goods holdings. Minimal exposure to smaller-cap stocks hurt performance, as these led market returns early in the period. Several fund holdings had strong performance, and management sold these positions to lock in profits. These included positions in Arizona-based mining company Phelps Dodge, market leading maker of testing and analytical equipment Waters, and leading manufacturer of automated semiconductor testing equipment Teradyne. In retrospect, it appears the team may have sold some of these positions too soon, as they continued to do well. However, proceeds from these sales were used to purchase other attractively valued stocks the team believes can prove their worth over time.

Management is cautiously optimistic about the months ahead and believes that in an environment of rising interest rates and potentially moderating GDP growth, the fund's value focus and emphasis on bottom-up fundamental research should enable it to benefit.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation and, as a secondary objective, current income
-------------------------------------------------------------------------
PORTFOLIO
Undervalued stocks of midsize companies
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                        $13.22
Class IB                                                        $13.20
-------------------------------------------------------------------------
This fund invests some or all of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Money Market Fund

The past six months have seen a dramatic shift in the markets in which the fund invests. During the first three months of 2004, interest rates remained at historic lows, and yields on fixed-income investments were equally depressed. Geopolitical pressures, rising oil prices, and election-year issues added to investor concerns. From April through June, however, market rates began to rise as the strengthening economy and an uptick in inflation led investors to anticipate tightening action by the Federal Reserve Board, which finally took place on June 30. Throughout the period, management retained the fund's focus on instruments of the highest credit quality and portfolio diversification while positioning the portfolio for this anticipated increase in interest rates. For the six months ended June 30, 2004, the fund's class IA shares returned 0.33% at net asset value.

In the early months of 2004, management extended the fund's weighted average days to maturity, while keeping a portion of the portfolio flexible to capture any short-term increases in interest rates. This strategy maximized the fund's income potential in the flat-to-declining interest rate environment. As higher interest rates became more likely, the team shortened the weighted average days to maturity to allow the portfolio to capture higher rates as they became available. The team also increased exposure to floating-rate money-market-eligible securities, which could allow the fund to respond more quickly to rising interest rates. Floating-rate securities generally have a one-year maturity but reset monthly or quarterly to reflect the current market yield.

The team believes that the Fed will continue to raise short-term interest rates gradually over the next year. While maintaining its focus on instruments of the highest quality and portfolio diversification, management will seek to increase the portfolio's floating-rate securities position while keeping its weighted average days to maturity short in order to capture as much income as possible in this environment.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
As high a rate of current income as management believes is consistent with preservation of capital and maintenance of liquidity
-------------------------------------------------------------------------
PORTFOLIO
Primarily high-quality short-term fixed-income securities
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                        $1.00
Class IB                                                        $1.00
-------------------------------------------------------------------------
Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to maintain a constant share price of $1, it is possible to lose money by investing in this fund.


Putnam VT New Opportunities Fund

Equity markets experienced increased volatility in the first six months of 2004. Investors focused on two opposing forces: strong economic growth on one hand, and the rising potential for higher interest rates and inflation on the other. Putnam VT New Opportunities Fund achieved strong returns in this challenging environment, however, they would have been stronger if declines in certain holdings and more moderate gains from the portfolio's large-capitalization stocks had not dampened performance. For the six months ended June 30, 2004, the fund's class IA shares returned 3.50% at net asset value.

As 2003's relatively smooth ride gave way to equity market volatility, smaller-cap stocks, cyclical stocks, and growth-oriented speculative issues continued to lead stock market returns. The market declined broadly in April, with a subsequent rotation of invested assets toward more defensive sectors. Continued violence in the Middle East contributed to the uncertainty that kept markets volatile for the rest of the period. Higher commodities and energy prices, along with a small uptick in inflation, set the stage for the Fed to raise interest rates, which it did on June 30.

Throughout the period, management positioned the portfolio to take advantage of the economic recovery. Technology represented the largest portion of the fund's portfolio, and management believes these stocks still have room to grow, especially as competitive businesses are compelled to boost their technology spending. During the period, some of the fund's top performers were in technology, including software company Symantec, semiconductor company Marvell Technology, cellular telephone components supplier Qualcomm, and telecommunication services company American Tower. Transportation stocks and business services holdings also contributed to returns toward the end of the period. The fund's exposure to broadcasting stocks dampened performance over the period as radio advertising dollars shifted to the Internet. Management reduced these holdings. Pharmaceutical holdings also declined.

While the fund's large-cap holdings detracted from performance over this period, management believe that the ability to invest in companies of all sizes is an advantage over time. As the market and economy evolve in response to interest-rate and geopolitical changes, management will continually evaluate holdings in order to keep the portfolio positioned in stocks of companies with strong management teams, competitive advantages, compelling valuations, and the potential for long-term growth.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies in market sectors that management believes have strong long-term growth potential
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                        $15.97
Class IB                                                        $15.75
-------------------------------------------------------------------------
This fund invests some or all of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT New Value Fund

Putnam VT New Value Fund posted relatively strong returns, and outpaced the overall market during the past six months. While the market exhibited greater volatility than in previous months, individual stocks in various sectors still gained ground. Value and growth stocks vied for leadership throughout the period while large-cap stocks began to gain strength beginning April as the economy entered a classic cyclical recovery. For the six months ended June 30, 2004, the fund's class IA shares posted a total return of 4.85% at net asset value.

As 2004 began, 2003's relatively consistent stock market strength gave way to more volatility. Investors were influenced by two opposing forces -- continued economic strengthening and impressive corporate earnings on the one hand; and the prospect (and threat to recovery) of higher inflation and interest rates on the other. Early in the period, the fund's aggressive positioning proved highly effective as the market favored riskier stocks, value-oriented stocks, and smaller-cap stocks. In the more challenging environment that characterized the period's final months, the fund's flexible approach to value investing became even more important for achieving performance.

During the first quarter of 2004, a key holding, J.C. Penney, was one of the main drivers of fund performance. Shares of the company rose after it announced the sale of its Eckerd drugstore chain to CVS. A key detractor was Union Pacific railroad stock, which declined amid operating problems. The fund still holds this stock, and management continues to believe in its long-term performance potential.

In the period's final months, stock selection was strongest among capital goods companies. Extensive exposure to Tyco, Boeing, and Lockheed Martin made these stocks top performers among the fund's capital goods holdings. A large position in life and health insurance provider Cigna also helped boost returns. Holdings in consumer staples and technology, on the other hand, detracted from returns. Negatives included a large position in drugstore chain Rite Aid, and extensive exposure to Hewlett-Packard, which declined. In terms of sectors, the fund had large positions in financials, where it emphasizes mortgage lenders, conglomerates, consumer cyclicals, where it focuses on retail and home-building companies, and technology.

While returns in coming months are likely to moderate from their highs in 2003, management believes the portfolio is well positioned to take advantage of the improving economy and a maturing recovery that favors large-cap stocks.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
Undervalued common stocks of large and midsize companies
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                        $14.88
Class IB                                                        $14.82
-------------------------------------------------------------------------
This fund invests some or all of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT OTC & Emerging Growth Fund

Volatility was the rule rather than the exception in equity markets during the first six months of calendar 2004. Investors grappled with two opposing forces -- economic strength and solid corporate profits on one hand, and concerns about the potential for rising inflation and interest rates on the other. After a correction during the first half of the period, Putnam VT OTC Emerging Growth Fund regained momentum to finish the period with competitive returns. For the six months ended June 30, 2004, the fund's class IA shares returned 4.32% at net asset value.

Throughout the period, members of the management team positioned the portfolio to take advantage of the underlying rebound in the economy. They reduced the weighting in financial stocks, which tend to underperform amid rising interest rates. Management also trimmed technology stocks slightly, along with restaurant holdings, which could be adversely affected if higher gas prices keep consumers at home more often. In technology, management rotated away from semiconductor and semiconductor equipment companies and into wireless, communication equipment and services, and software firms. In fact, one of the fund's top performers for the period was a communications services company, American Tower, which owns cellular towers that rent space to wireless telecom carriers. At the same time, management continued to build the portfolio's health-care holdings, taking advantage of attractive valuations, particularly among health-care services stocks, which had been pressured early in the period due to regulatory problems. They added several stocks, including Manor Care, Pediatrix, and VCA Antech, which had shown strong earnings growth.

Transportation stocks also performed well over the period, including trucking company J.B. Hunt and UTI Worldwide, a logistical company that directs freight around the world between trucking companies, airlines, and manufacturers. Hotel and lodging holdings also performed well, as did specialty retailers, including Petsmart and Petco. Energy was another strong sector for the fund, including oil service and exploration stocks. Radio broadcast holdings continued to disappoint, and technology holdings in the semiconductor and semiconductor equipment areas also underperformed.

With its company-specific investment approach and broadly diversified portfolio, the management team believes the fund is positioned to take advantage of the continued strengthening of the U.S. economy.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
Common stocks primarily of small and mid-sized emerging growth companies. It may include stocks traded in the over-the-counter market
(OTC) and stocks of emerging growth companies listed on securities exchanges.
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                         $5.80
Class IB                                                         $5.73
-------------------------------------------------------------------------
This fund invests some or all of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Research Fund

2003's market rally continued into the first few weeks of 2004, but then began to lag as investors assessed the economy's strength and the possibility of interest-rate increases. For the remainder of the period, stocks remained volatile. Putnam VT Research Fund turned in positive returns, although holdings in retail, pharmaceuticals, financials, and technology somewhat tempered performance. For the six months ended June 30, 2004, the fund's class IA shares returned 1.19% at net asset value.

As 2004 began, continued economic strengthening and impressive corporate earnings on the one hand came face to face with the prospect (and threat to recovery) of higher inflation and interest rates, increasing market volatility significantly. Smaller-cap stocks, cyclical stocks, and growth-oriented speculative issues led market returns early on, but by April, large-cap stocks began to catch up. The equity market declined broadly in April, and there was a subsequent rotation of invested assets toward more defensive sectors.

Consumer stocks represented the portfolio's largest sector during the period, and also the largest detractor from performance as rising oil prices dampened consumer spending. Lowe's, Kohl's, Family Dollar Stores, and AutoZone all underperformed. Health-care holdings also hurt performance. After outpacing most of the year to date, shares of specialty pharmaceutical company Forest Laboratories fell sharply in June amid unfavorable media reports on disclosure issues with clinical trials on one of its older drugs. Positive health care contributors included biotechnology. Technology holdings also detracted from returns, with semiconductor, software, and hardware holdings all lagging.

Financial holdings provided mixed returns. On the negative side were bank holdings while insurance companies and consumer finance companies contributed positive results. Strong stock selection among telecommunications services stocks was a significant performance positive over the period, with Verizon providing particularly strong returns. Industrials, including Tyco, Boeing, and Illinois Tool Works, were solid performers, as were utilities holdings.

The management team concentrates primarily on stock selection while maintaining a neutral sector weighting. Team members believe the fund is positioned for continued economic improvement, leading to increased corporate profitability and rising household income. Management's bottom-up research process has led the team to hold an overweight position in retail, consumer durables, financials, aerospace, and software companies.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
Common stocks of large, U.S.-based companies, including growth and value stocks
-------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2004
Class IA                      $10.74
Class IB                      $10.69
-------------------------------------------------------------------------
This fund invests some or all of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Small Cap Value Fund

The undeniably supportive market environment for small-cap stocks that characterized the start of 2004 tempered somewhat as the six-month period drew to a close. Small-cap stocks continued to provide solid returns, although large-cap stocks began to challenge them for market leadership as the year unfolded. The fund's strategy of patience and perseverance was rewarded, however, as many longtime holdings provided substantial gains at the start of the period. Performance tapered somewhat in the period's final months. For the six months ended June 30, 2004, Putnam VT Small Cap Value Fund's class IA shares returned 11.38% at net asset value.

The period began on a high note with stocks in virtually all industries delivering positive returns. After leading the equity market rally for much of 2003, small-cap and value-oriented stocks began to vie for leadership with large-cap and growth-oriented issues. The economy appeared to be in a classic cyclical recovery, with basic materials, technology, energy, and consumer cyclical sectors advancing most strongly.

Despite shifts in the market environment, the fund's management strategy remained consistent. Early in the period, returns among financial and manufacturing company holdings led performance. Detractors included holdings in aerospace and retailing. Beginning in May, transportation and capital goods holdings were the top contributors to performance, although this strength was not enough to offset adverse stock selection in the consumer cyclical and technology sectors.

In transportation, a large position in airfreight carrier EGL, Inc. made the strongest contribution to returns. The stock rose as the company announced better-than-expected first-quarter earnings driven by robust international sales growth. Oil tanker operator General Maritime also delivered strong performance. A large position in flight information computer manufacturer Innovative Solutions led strength among capital goods holdings. The company's shares rose amid strong demand for its air data equipment. A large position in plastics molding equipment maker Milacron also boosted fund performance.

In consumer cyclicals, detractors included overweight positions in homebuilders Fleetwood Enterprises and Champion Enterprises, whose shares declined amid fears of rising interest rates. In technology, poor stock selection detracted from returns.

The team believes the portfolio is positioned to benefit from a continued economic recovery, with broad diversification among small-cap stocks with compelling valuations in the technology, energy, conglomerates, and transportation sectors.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
Common stocks of small-capitalization companies with potential for capital growth
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                        $20.20
Class IB                                                        $20.09
-------------------------------------------------------------------------
This fund invests some or all of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Utilities Growth and Income Fund

Utilities stocks largely tracked the relatively strong advances of the overall stock market over the past six months. The financial climate in the gas and power sector remained positive throughout the period, providing an additional performance boost for these stocks. The portfolio's traditional electric, gas, and water utilities stocks and utilities bond holdings contributed positively to the fund's returns, while telecommunications stocks dampened performance. For the six months ended June 30, 2004, the fund's class IA shares returned 2.95% at net asset value.

Market conditions for utilities stocks and bonds remained relatively favorable throughout the past six months. Credit-rating agencies continued to slow the pace of downgrades for utilities bonds, as many companies peripherally involved in merchant generation and power trading continued to refocus on their core businesses. Low interest rates and a positive corporate credit climate also contributed to favorable financial conditions that allowed many companies with damaged balance sheets to repair them. High gas prices also contributed to the rally in some utilities securities.

The management team kept the fund's allocation to equities close to its target of 90% throughout the period. Within equities, the portfolio maintained over two-thirds of assets in gas, power, and water stocks, with the remainder in telecommunications issues, including regional Bells. Top contributors to performance included recovering California utility Edison International, and Equitable Resources, a gas utility with exploration and production exposure. On the negative side, the portfolio was hurt by large positions in Telus, Entergy, and PG&E. The last two have been strong performers, but lagged of late. Within the telecommunications sector, management remains cautious about prospects for U.S. companies, but sees opportunities ahead in Europe.

While broad market conditions will continue to shape results, the management team believes the fund's portfolio of high quality, dividend-paying stocks and bonds should enable it to benefit from the positive trends anticipated in this sector.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
-------------------------------------------------------------------------
PORTFOLIO
Common stocks and bonds issued by utility companies
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                        $11.48
Class IB                                                        $11.45
-------------------------------------------------------------------------
The fund concentrates its investments in one region or in one sector and involves more risk than a fund that invests more broadly. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. This fund invests some or all of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Vista Fund

2003's relatively smooth ride in U.S. equity markets gave way to increased volatility during the first half of 2004. A confluence of positive economic indicators, rising energy prices, and the prospect of higher inflation and interest rates gave investors pause. Putnam VT Vista Fund weathered these changes well, as active management, bottom-up stock selection, and a focus on finding attractive stock valuations produced strong returns. For the six months ended June 30, 2004, the fund's class IA shares returned 7.37% at net asset value.

The period began with Federal Reserve Chairman Alan Greenspan commenting that low interest rates might not persist for much longer. The markets reacted with volatility, as investors and analysts speculated about when and how much the Fed would raise rates. Smaller-cap stocks, cyclical stocks, and growth-oriented speculative issues led market returns early on, but by April, large-cap stocks began to catch up. The equity market declined broadly in April, and there was a subsequent rotation of invested assets toward more defensive sectors. Higher commodities and energy prices, along with a small uptick in inflation, convinced the Fed to raise short-term interest rates on June 30.

A diversified portfolio and astute stock selection were the keys to the fund's strong performance over the period. In January, holdings in the health-care sector led returns, including strong performance from Invitrogen, St. Jude Medical, and CR Bard. Financial companies Capital One Financial, Legg Mason, and Waddell & Reed were also strong performers. Transportation was the weakest sector, followed by basic materials. In February, technology and consumer holdings were top performers. In technology, the fund's largest holding, Symantec, led returns as demand surged for its Norton anti-virus software. Among consumer holdings, Claire's Stores and Abercrombie & Fitch outperformed. In March, health-care holdings contributed the most to performance, particularly specialty drug and biotechnology companies. Technology holdings surged again in May, along with holdings in the consumer, industrial, and energy sectors. Software maker Mercury Interactive and digital trust services company Verisign were top contributors in technology, with retailers Aeropostale and Abercrombie & Fitch leading returns among consumer holdings.

In positioning the fund for performance in the coming months, the management team has selected companies that appear to offer an attractive combination of growth, quality, and valuation characteristics. In each sector, the team has focused on companies with outstanding products believed to have the ability to gain market share and attain growth rates above industry averages.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
Common stocks with potential for capital growth
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                         $11.36
Class IB                                                         $11.23
-------------------------------------------------------------------------
The fund invests some or all of its assets in small to medium-size companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Voyager Fund

2003's market rally continued into the first few weeks of 2004, but then began to lag as investors assessed the economy's strength and the possibility of interest-rate increases. For the remainder of the period, stocks remained volatile. As leadership rotated among various industry sectors, the fund's broad diversification helped support the fund's returns. For the six months ended June 30, 2004, its class IA shares tallied a total return of 1.72% at net asset value.

At the start of the period, smaller-cap stocks, cyclical stocks, and growth-oriented speculative issues led stock market returns. The market declined broadly in April, and there was a subsequent rotation of invested assets toward more defensive sectors. Continued violence in the Middle East contributed to the uncertainty that kept markets volatile for the rest of the period. Higher commodities and energy prices, along with a small uptick in inflation, set the stage for the Fed to raise interest rates, which it did on June 30.

The market initially rewarded higher-quality stocks, as holdings in consumer staples and consumer cyclicals contributed positively to returns, while technology stocks detracted. In February, consumer cyclicals holdings were the largest contributor to fund performance, largely due to a large position in Wal-Mart, which announced better-than-expected revenues. Again, technology detracted from performance, due to large positions in Cisco, Oracle, and Intel. In March, the portfolio's overweight position in technology boosted performance, although individual technology holdings detracted from returns. An overweight in financials helped in March, then hindered in April as large positions in formerly positive contributors MBNA and Capital One Financial made this sector the largest negative of the month. An underweight in consumer staples also added to results.

The fund is structured to perform like an "all-weather," large-capitalization growth fund, seeking to provide strong results when growth stocks are outperforming value stocks. However, it also has a defensive component intended to provide some protection when growth stocks are not flourishing. Holdings are diversified across mega-cap and mid-cap growth stocks. With overweight positions in technology, financials, and consumer cyclicals, and underweight positions in more defensive sectors like health care and consumer staples, the management team believes this portfolio can benefit from continued economic growth and the strength of growth stocks they anticipate as a result.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
Stocks of large and midsize companies with growth potential
-------------------------------------------------------------------------
NET ASSET VALUE                                             June 30, 2004
Class IA                                                        $26.43
Class IB                                                        $26.30
-------------------------------------------------------------------------
This fund invests some or all of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam Fund Management Teams as of 6/30/04

Putnam VT American Government Income Fund
Core Fixed-Income Team
Portfolio Leader: Kevin M. Cronin
Portfolio Member: Rob A. Bloemker

Putnam VT Capital Appreciation Fund
U.S. Core and U.S. Small- and Mid-Cap Core Teams
Portfolio Leader: Michael E. Nance
Portfolio Members: Joseph P. Joseph and James S. Yu

Putnam VT Capital Opportunities Fund
U.S. Small- and Mid-Cap Core Teams
Portfolio Leader: Joseph P. Joseph
Portfolio Members: Tinh Bui, John Ferry, and Gerald Moore

Putnam VT Discovery Growth Fund
Large-Cap Growth and Specialty Growth Teams
Portfolio Leader: Roland W. Gillis
Portfolio Members: Daniel L. Miller and David J. Santos

Putnam VT Diversified Income Fund
Core Fixed-Income and Core Fixed-Income High-Yield Teams
Portfolio Leader: D. William Kohli
Portfolio Members: David Waldman and Stephen C. Peacher

Putnam VT Equity Income Fund
Large-Cap Value and Core Fixed-Income Teams
Portfolio Leader: Bart Geer
Portfolio Member: Jeanne L. Mockard and Kevin Cronin

Putnam VT The George Putnam Fund of Boston
Large-Cap Value, Core Fixed-Income, and Global Asset Allocation Teams Portfolio Leader: Jeanne L. Mockard
Portfolio Members: Jeffrey L. Knight and Kevin M. Cronin

Putnam VT Global Asset Allocation Fund
Global Asset Allocation Team
Portfolio Leader: Jeffrey L. Knight
Portfolio Members: Robert J. Kea, Robert J Schoen, Bruce MacDonald

Putnam VT Global Equity Fund
Global Core Team
Portfolio Leader: Shigeki Makino
Portfolio Members: Mark A. Bogar, Joshua H. Brooks, David E. Gerber, and Stephen S. Oler

Putnam VT Growth and Income Fund
Large-Cap Value, Core Fixed-Income and Global Asset Allocation Teams Portfolio Leader: Hugh H. Mullin
Portfolio Members: David L. King, Christopher G. Miller

Putnam VT Growth Opportunities Fund
Large-Cap Growth Team
Portfolio Leader: Brian O'Toole
Portfolio Members: David J. Santos, Tony H. Elavia, and Walton D.
Pearson

Putnam VT Health Sciences Fund
Global Equity Research Team

Putnam VT High Yield Trust Fund
Core Fixed-Income High-Yield Team
Portfolio Leader: Stephen C. Peacher
Portfolio Members: Norman P. Boucher, Paul D. Scanlon, and Rosemary H.
Thomsen

Putnam VT Income Fund
Core Fixed-Income Team
Portfolio Leader: Kevin Cronin
Portfolio Member: Rob A. Bloemker

Putnam VT International Equity Fund
International Core Team
Portfolio Leaders: Joshua L. Byrne and Simon Davis
Portfolio Members: Stephen S. Oler and George W. Stairs

Putnam VT International Growth and Income Fund
International Value Team
Portfolio Leader: George W. Stairs
Portfolio Member: Pamela R. Holding

Putnam VT International New Opportunities Fund
International Growth Team
Portfolio Leader: Stephen P. Dexter
Portfolio Members: Peter Hadden and Denise D. Selden

Putnam VT Investors Fund
U.S. Core Team
Portfolio Leader: James C. Wiess
Portfolio Members: Joshua H. Brooks, Richard P. Cervone, and James S. Yu

Putnam VT Mid Cap Value Fund
Small- and Mid-Cap Value Team
Portfolio Leaders: Edward T. Shadek Jr. and James Polk
Portfolio Member: Fred Copper

Putnam VT Money Market Fund
Fixed-Income Money Market Team
Portfolio Leader: Joanne M. Driscoll
Portfolio Member: Jonathan M. Topper

Putnam VT New Opportunities Fund
Large-Cap Growth and Specialty Growth Teams
Portfolio Leader: Daniel L. Miller
Portfolio Members: Brian O'Toole and Richard B. Weed

Putnam VT New Value Fund
Large-Cap Value Team
Portfolio Leader: David L. King
Portfolio Member: Michael J. Abata

Putnam VT OTC & Emerging Growth Fund
Specialty Growth Team
Portfolio Leader: Roland W. Gillis
Portfolio Member: Daniel L. Miller

Putnam VT Research Fund
Global Equity Research Team

Putnam VT Small Cap Value Fund
Small- and Mid-Cap Value Teams
Portfolio Leader: Edward T. Shadek Jr.
Portfolio Member: Eric N. Harthun

Putnam VT Utilities Growth and Income Fund
Global Equity Research Team

Putnam VT Vista Fund
Mid-Cap Growth Team
Portfolio Members: Kevin M. Divney and Paul E. Marrkand

Putnam VT Voyager Fund
Large-Cap Growth Team
Portfolio Leader: Brian O'Toole
Portfolio Members: Tony H. Elavia, Walton D. Pearson, and David J.
Santos




Putnam VT American Government Income Fund

The fund's portfolio
June 30, 2004 (Unaudited)

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (69.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
U.S. Government Guaranteed Mortgage Obligations (0.7%)
.........................................................................................................................
                     Government National Mortgage
                     Association Pass-Through Certificates
.........................................................................................................................
          $154,945   7 1/2s, with due dates from
                     June 15, 2030 to March 15, 2032                                                            $167,189
.........................................................................................................................
            74,626   7s, September 15, 2031                                                                       79,324
.........................................................................................................................
         1,268,624   6 1/2s, with due dates from
                     September 15, 2027 to
                     September 15, 2033                                                                        1,327,577
.........................................................................................................................
           303,019   6s, April 15, 2028                                                                          311,952
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,886,042
------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage Obligations (68.7%)
.........................................................................................................................
                     Federal Home Loan Mortgage Corporation
.........................................................................................................................
           945,778   7 1/2s, with due dates from
                     January 1, 2030 to July 1, 2031                                                           1,018,754
.........................................................................................................................
           142,974   7 1/2s, with due dates from
                     October 1, 2014 to October 1, 2015                                                          152,367
.........................................................................................................................
         6,256,480   7s, with due dates from
                     November 1, 2026 to July 1, 2032                                                          6,611,099
.........................................................................................................................
         7,408,565   5 1/2s, with due dates from
                     December 1, 2033 to December 1, 2033                                                      7,398,947
.........................................................................................................................
         9,037,499   5s, with due dates from
                     May 1, 2018 to November 1, 2018                                                           9,066,699
.........................................................................................................................
                     Federal National Mortgage Association
                     Pass-Through Certificates
.........................................................................................................................
         1,402,278   7 1/2s, with due dates from
                     August 1, 2029 to June 1, 2032                                                            1,503,167
.........................................................................................................................
         3,554,248   7s, with due dates from
                     May 1, 2023 to November 1, 2033                                                           3,754,700
.........................................................................................................................
        13,410,973   6 1/2s, with due dates from
                     April 1, 2024 to July 1, 2033                                                            13,994,888
.........................................................................................................................
        40,600,000   6 1/2s, TBA, July 1, 2033                                                                42,262,083
.........................................................................................................................
            77,316   6s, December 1, 2033                                                                         79,024
.........................................................................................................................
         2,000,000   6s, TBA, July 1, 2034                                                                     2,041,250
.........................................................................................................................
           220,350   5s, April 1, 2019                                                                           221,099
.........................................................................................................................
        23,800,000   5s, TBA, July 1, 2033                                                                    22,981,875
.........................................................................................................................
         4,000,000   5s, TBA, June 1, 2019                                                                     4,003,752
.........................................................................................................................
        25,687,746   4 1/2s, with due dates from
                     August 1, 2033 to June 1, 2034                                                           24,058,893
.........................................................................................................................
        14,200,000   4 1/2s, TBA, July 1, 2034                                                                13,277,000
.........................................................................................................................
        23,800,000   4 1/2s, TBA, July 15, 2019                                                               23,249,625
.........................................................................................................................
           851,262   4s, May 1, 2019                                                                             812,174
.........................................................................................................................
         1,000,000   4s, TBA, July 1, 2019                                                                       952,188
 -----------------------------------------------------------------------------------------------------------------------
                                                                                                             177,439,584
 -----------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government and Agency
                     Mortgage Obligations
                     (cost $178,486,008)                                                                    $179,325,626
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (6.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $4,497,000   Fannie Mae 7 1/4s, January 15, 2010                                                      $5,119,407
.........................................................................................................................
        10,000,000   Federal Farm Credit Bank 5 3/4s,
                     January 18, 2011                                                                         10,611,130
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government
                     Agency Obligations
                     (cost $14,976,075)                                                                      $15,730,537
------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (19.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     U.S. Treasury Bonds
.........................................................................................................................
        $4,260,000   8s, November 15, 2021                                                                    $5,583,595
.........................................................................................................................
        11,505,000   6 1/4s, May 15, 2030                                                                     12,881,550
.........................................................................................................................
        18,622,000   4 1/4s, August 15, 2013                                                                  18,178,275
.........................................................................................................................
        14,038,000   U.S. Treasury Notes 1 5/8s,
                     January 31, 2005                                                                         14,029,774
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Treasury Obligations
                     (cost $50,916,806)                                                                      $50,673,194
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (10.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
          $867,338   Ser. 03-W6, Class PT1, 9.473s, 2042                                                        $985,890
.........................................................................................................................
           451,479   Ser. 04-T3, Class 1A4, 7 1/2s, 2044                                                         487,455
.........................................................................................................................
         1,424,763   Ser. 04-W9, Class 2A3, 7 1/2s, 2044                                                       1,538,294
.........................................................................................................................
           279,297   Ser. 02-T18, Class A4, 7 1/2s, 2042                                                         301,553
.........................................................................................................................
         1,809,143   Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                                       1,953,304
.........................................................................................................................
         1,445,384   Ser. 02-T16, Class A3, 7 1/2s, 2042                                                       1,560,558
.........................................................................................................................
         1,678,848   Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                       1,812,625
.........................................................................................................................
         1,258,208   Ser. 02-W4, Class A5, 7 1/2s, 2042                                                        1,358,467
.........................................................................................................................
            44,174   Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                           47,694
.........................................................................................................................
           151,024   Ser. 02-14, Class A2, 7 1/2s, 2042                                                          163,059
.........................................................................................................................
         1,044,275   Ser. 01-T10, Class A2, 7 1/2s, 2041                                                       1,127,487
.........................................................................................................................
           323,013   Ser. 02-T4, Class A3, 7 1/2s, 2041                                                          348,752
.........................................................................................................................
           448,072   Ser. 02-T6, Class A2, 7 1/2s, 2041                                                          483,776
.........................................................................................................................
           452,441   Ser. 01-T12, Class A2, 7 1/2s, 2041                                                         488,493
.........................................................................................................................
           272,755   Ser. 01-T8, Class A1, 7 1/2s, 2041                                                          294,489
.........................................................................................................................
           695,410   Ser. 01-T7, Class A1, 7 1/2s, 2041                                                          750,824
.........................................................................................................................
             1,844   Ser. 01-T3, Class A1, 7 1/2s, 2040                                                            1,991
.........................................................................................................................
           149,446   Ser. 99-T2, Class A1, 7 1/2s, 2039                                                          161,354
.........................................................................................................................
         1,240,434   Ser. 02-T1, Class A3, 7 1/2s, 2031                                                        1,339,278
.........................................................................................................................
           516,313   Ser. 00-T6, Class A1, 7 1/2s, 2030                                                          557,455
.........................................................................................................................
            24,887   Ser. 02-W7, Class A5, 7 1/2s, 2029                                                           26,870
.........................................................................................................................
           644,356   Ser. 02-W3, Class A5, 7 1/2s, 2028                                                          695,701
.........................................................................................................................
        10,540,275   Ser. 329, Class 2, IO (Interest Only),
                     5 1/2s, 2033                                                                              2,865,639
.........................................................................................................................
         1,747,880   Ser. 343, Class 5, IO, 5s, 2033                                                             448,440
.........................................................................................................................
         1,990,891   Ser. 343, Class 9, IO, 5s, 2033                                                             530,075
.........................................................................................................................
        20,764,041   Ser. 03-W10, Class 1A, IO, 1.961s, 2043                                                     687,809
.........................................................................................................................
        24,763,391   Ser. 03-W10, Class 3A, IO, 1.954s, 2043                                                     843,503
.........................................................................................................................
        12,947,444   Ser. 03-T2, Class 2, IO, 1.113s, 2042                                                       335,990
.........................................................................................................................
         3,779,091   Ser. 03-W6, Class 51, IO, 0.672s, 2042                                                       70,610
.........................................................................................................................
                     Federal Home Loan Mortgage Corp.
                     Structured Pass-Through Securities
.........................................................................................................................
         2,911,247   Ser. T-58, Class 4A, 7 1/2s, 2043                                                         3,143,227
.........................................................................................................................
           426,114   Ser. T-42, Class A5, 7 1/2s, 2042                                                           460,069
.........................................................................................................................
               504   Ser. T-41, Class 3A, 7 1/2s, 2032                                                               544
.........................................................................................................................
           831,813   Ser. 212, IO, 6s, 2031                                                                      195,737
------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized
                     Mortgage Obligations
                     (cost $27,380,520)                                                                      $26,067,012
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (33.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $55,000,000   Interest in $770,000,000 joint repurchase
                     agreement dated June 30, 2004 with
                     Goldman Sachs & Company due
                     July 1, 2004 with respect to various
                     U.S. Government obligations -- maturity
                     value of $770,033,153 for an effective
                     yield of 1.55%                                                                          $55,000,000
.........................................................................................................................
        32,000,000   Federal Home Loan Bank, 1.14%,
                     July 14, 2004                                                                            31,986,827
.........................................................................................................................
           640,000   U.S. Treasury Bills zero %, July 8, 2004 (SEG)                                              639,886
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $87,626,713)                                                                      $87,626,713
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $359,386,122)                                                                    $359,423,082
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2004 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate  Expiration   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
U.S. Treasury Bond
15 yr (Long)               $2,021,125   $1,982,446      Sep-04        $38,679
...............................................................................
U.S. Treasury Note
10 yr (Long)               49,962,954   49,287,813      Sep-04        675,141
...............................................................................
U.S. Treasury Note
5 yr (Short)               29,128,252   28,869,114      Sep-04       (259,138)
...............................................................................
Interest Rate Swap
10 yr (Long)                  530,313      520,285      Sep-04         10,028
...............................................................................
Euro 90 day (Long)            979,800      981,404      Sep-04         (1,604)
...............................................................................
Euro 90 day (Long)            960,100      964,791      Dec-05         (4,691)
...............................................................................
Euro 90 day (Long)            487,426      490,121      Dec-04         (2,695)
...............................................................................
Euro 90 day (Long)            485,150      488,096      Mar-05         (2,946)
...............................................................................
Euro 90 day (Long)            483,150      486,083      Jun-05         (2,933)
...............................................................................
Euro 90 day (Long)            481,500      484,284      Sep-05         (2,784)
------------------------------------------------------------------------------
                                                                     $447,057
------------------------------------------------------------------------------


TBA Sales Commitments Outstanding at June 30, 2004
(Unaudited)

(proceeds receivable $64,578,023)
------------------------------------------------------------------------------
                                         Principal Settlement
Agency                                      Amount        Date          Value
...............................................................................
FHLMC, 5 1/2s, July 15, 2034            $7,400,000     7/15/04     $7,365,309
...............................................................................
FNMA, 5s, July 15, 2034                 23,800,000     7/15/04     22,981,875
...............................................................................
FNMA, 4 1/2s, July 1, 2034              10,800,000     7/15/04     10,098,000
...............................................................................
FNMA, 4 1/2s, July 15, 2019             23,800,000     7/20/04     23,249,625
...............................................................................
FNMA, 4s, July 1, 2019                   1,800,000     7/20/04      1,713,938
------------------------------------------------------------------------------
                                                                  $65,408,747
------------------------------------------------------------------------------


Interest Rate Swap Contracts Outstanding at June 30, 2004
(Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                          Notional Termination   Appreciation/
                                            Amount        Date  (Depreciation)
...............................................................................
Agreement with Bank of America,
N.A. dated March 25, 2004 to
pay semi-annually the notional
amount multiplied by 3.075% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR                         $7,000,000     3/30/09       $289,166
...............................................................................
Agreement with Bank of America,
N.A. dated December 2, 2003
to receive semi-annually the
notional amount multiplied by
2.444% and receive quarterly the
notional amount multiplied by
the three month USD LIBOR                4,779,000     12/4/05         13,821
...............................................................................
Agreement with Bank of America
N.A. dated December 12, 2003
to pay semi-annually the notional
amount multiplied by 2.1125%
and receive quarterly the notional
amount multiplied by three
month USD-LIBOR                            879,000    12/16/05          7,807
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
December 9, 2003 to receive
semi-annually the notional
amount multiplied by 4.641%
and pay quarterly the notional
amount multiplied by three
month USD-LIBOR-BBA                     19,434,000    12/15/13      $(528,891)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
December 5, 2003 to receive
semi-annually the notional
amount multiplied by 2.23762%
and pay quarterly the notional
amount multiplied by three
month USD-LIBOR-BBA                      8,109,000     12/9/05        (51,801)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
December 12, 2003 to pay
semi-annually the notional
amount multiplied by 4.579%
and receive quarterly the
notional amount multiplied by
three month USD-LIBOR-BBA                2,731,000    12/16/13         88,305
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
December 11, 2003 to pay
semi-annually the notional
amount multiplied by 4.71%
and receive quarterly the
notional amount multiplied by
three month USD-LIBOR-BBA                1,581,000    12/15/03         35,070
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
December 11, 2003 to pay
semi-annually the notional
amount multiplied by 2.235%
and receive quarterly the
notional amount multiplied by
three month USD-LIBOR-BBA                  378,000    12/15/05          2,791
------------------------------------------------------------------------------
                                                                    $(143,732)
------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT Capital Appreciation Fund

The fund's portfolio
June 30, 2004 (Unaudited)

COMMON STOCKS (99.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (2.6%)
.........................................................................................................................
             5,386   Teledyne Technologies, Inc. (NON)                                                          $107,828
.........................................................................................................................
             2,049   United Defense Industries, Inc. (NON)                                                        71,715
.........................................................................................................................
            11,022   United Technologies Corp.                                                                 1,008,293
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,187,836
------------------------------------------------------------------------------------------------------------------------
Airlines (0.4%)
.........................................................................................................................
             3,770   ExpressJet Holdings, Inc. (NON) (S)                                                          45,768
.........................................................................................................................
            16,700   Mesa Air Group, Inc. (NON)                                                                  135,103
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 180,871
------------------------------------------------------------------------------------------------------------------------
Automotive (0.9%)
.........................................................................................................................
             3,220   American Axle & Manufacturing
                     Holdings, Inc. (S)                                                                          117,079
.........................................................................................................................
             6,883   Autoliv, Inc.                                                                               290,463
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 407,542
------------------------------------------------------------------------------------------------------------------------
Banking (5.7%)
.........................................................................................................................
             5,386   Commerce Bancorp, Inc. (S)                                                                  296,284
.........................................................................................................................
             3,702   Compass Bancshares, Inc.                                                                    159,186
.........................................................................................................................
             1,635   Doral Financial Corp.                                                                        56,408
.........................................................................................................................
               680   FirstFed Financial Corp. (NON)                                                               28,288
.........................................................................................................................
               700   R&G Financial Corp. Class B                                                                  23,142
.........................................................................................................................
             4,040   TCF Financial Corp.                                                                         234,522
.........................................................................................................................
            64,473   U.S. Bancorp                                                                              1,776,876
.........................................................................................................................
             1,189   Westamerica Bancorp.                                                                         62,363
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,637,069
------------------------------------------------------------------------------------------------------------------------
Beverage (1.4%)
.........................................................................................................................
            13,040   Coca-Cola Co. (The)                                                                         658,259
------------------------------------------------------------------------------------------------------------------------
Biotechnology (0.4%)
.........................................................................................................................
             1,609   Amylin Pharmaceuticals, Inc. (NON) (S)                                                       36,685
.........................................................................................................................
             2,250   Connetics Corp. (NON)                                                                        45,450
.........................................................................................................................
             1,110   Neurocrine Biosciences, Inc. (NON)                                                           57,554
.........................................................................................................................
             1,220   Telik, Inc. (NON)                                                                            29,121
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 168,810
------------------------------------------------------------------------------------------------------------------------
Chemicals (1.1%)
.........................................................................................................................
             6,585   Georgia Gulf Corp.                                                                          236,138
.........................................................................................................................
             3,970   MacDermid, Inc.                                                                             134,385
.........................................................................................................................
             1,860   OM Group, Inc. (NON)                                                                         61,399
.........................................................................................................................
             5,740   RPM, Inc.                                                                                    87,248
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 519,170
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (9.7%)
.........................................................................................................................
             2,488   Administaff, Inc. (NON)                                                                      41,301
.........................................................................................................................
             4,450   Catalina Marketing Corp. (NON) (S)                                                           81,391
.........................................................................................................................
            13,397   eBay, Inc. (NON) (S)                                                                      1,231,854
.........................................................................................................................
            32,970   Iron Mountain, Inc. (NON) (S)                                                             1,060,755
.........................................................................................................................
             2,190   Maximus, Inc. (NON)                                                                          77,657
.........................................................................................................................
             3,490   Washington Group International, Inc. (NON)                                                  125,256
.........................................................................................................................
             3,230   West Corp. (NON) (S)                                                                         84,465
.........................................................................................................................
            48,504   Yahoo!, Inc. (NON) (S)                                                                    1,762,150
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,464,829
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (3.6%)
.........................................................................................................................
             6,390   Aspect Communications Corp. (NON)                                                            90,738
.........................................................................................................................
            42,150   Cisco Systems, Inc. (NON)                                                                   998,955
.........................................................................................................................
            10,470   Coinstar, Inc. (NON) (S)                                                                    230,026
.........................................................................................................................
             2,720   Comtech Telecommunications (NON)                                                             61,363
.........................................................................................................................
             4,654   Inter-Tel, Inc.                                                                             116,210
.........................................................................................................................
            11,390   PTEK Holdings, Inc. (NON)                                                                   131,327
.........................................................................................................................
             2,200   SeaChange International, Inc. (NON) (S)                                                      37,136
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,665,755
------------------------------------------------------------------------------------------------------------------------
Computers (0.5%)
.........................................................................................................................
             6,670   Checkpoint Systems, Inc. (NON)                                                              119,593
.........................................................................................................................
             1,200   Hutchinson Technology, Inc. (NON) (S)                                                        29,508
.........................................................................................................................
             3,920   Satyam Computer Services., Ltd. ADR
                     (India) (S)                                                                                  72,520
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 221,621
------------------------------------------------------------------------------------------------------------------------
Conglomerates (7.4%)
.........................................................................................................................
            48,665   General Electric Co.                                                                      1,576,746
.........................................................................................................................
            55,050   Tyco International, Ltd. (Bermuda)                                                        1,824,357
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,401,103
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (2.5%)
.........................................................................................................................
            12,757   Capital One Financial Corp.                                                                 872,324
.........................................................................................................................
             2,870   CompuCredit Corp. (NON)                                                                      49,651
.........................................................................................................................
            16,228   Providian Financial Corp. (NON)                                                             238,065
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,160,040
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (2.7%)
.........................................................................................................................
            16,580   Colgate-Palmolive Co.                                                                       969,101
.........................................................................................................................
             2,660   Hasbro, Inc.                                                                                 50,540
.........................................................................................................................
             7,965   Yankee Candle Co., Inc. (The) (NON)                                                         232,976
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,252,617
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.8%)
.........................................................................................................................
             3,080   Avista Corp.(S)                                                                              56,734
.........................................................................................................................
             2,800   Great Plains Energy, Inc.                                                                    83,160
.........................................................................................................................
             6,876   OGE Energy Corp.                                                                            175,132
.........................................................................................................................
             3,370   Puget Energy, Inc.                                                                           73,837
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 388,863
------------------------------------------------------------------------------------------------------------------------
Electronics (4.0%)
.........................................................................................................................
            66,804   Agere Systems, Inc. Class A (NON)                                                           153,649
.........................................................................................................................
             2,860   Belden, Inc. (S)                                                                             61,290
.........................................................................................................................
             5,293   Benchmark Electronics, Inc. (NON)                                                           154,026
.........................................................................................................................
            10,220   Integrated Device Technology, Inc. (NON)                                                    141,445
.........................................................................................................................
             4,500   Lattice Semiconductor Corp. (NON)                                                            31,545
.........................................................................................................................
             2,710   Micrel, Inc. (NON)                                                                           32,927
.........................................................................................................................
             2,000   Omnivision Technologies, Inc. (NON)                                                          31,900
.........................................................................................................................
            45,080   SanDisk Corp. (NON)                                                                         977,785
.........................................................................................................................
             8,090   Storage Technology Corp. (NON)                                                              234,610
.........................................................................................................................
             3,660   TTM Technologies, Inc. (NON)                                                                 43,371
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,862,548
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.4%)
.........................................................................................................................
             2,470   Eagle Materials, Inc. (S)                                                                   175,419
------------------------------------------------------------------------------------------------------------------------
Entertainment (0.4%)
.........................................................................................................................
             9,416   Regal Entertainment Group Class A (S)                                                       170,430
------------------------------------------------------------------------------------------------------------------------
Financial (3.5%)
.........................................................................................................................
            31,165   Citigroup, Inc.                                                                           1,449,173
.........................................................................................................................
             2,702   PMI Group, Inc. (The)                                                                       117,591
.........................................................................................................................
               380   Student Loan Corp.                                                                           51,870
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,618,634
------------------------------------------------------------------------------------------------------------------------
Food (0.1%)
.........................................................................................................................
             1,600   Chiquita Brands International, Inc. (NON)                                                    33,472
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (0.4%)
.........................................................................................................................
             3,070   Albany International Corp.                                                                  103,029
.........................................................................................................................
             3,300   Louisiana-Pacific Corp.                                                                      78,045
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 181,074
------------------------------------------------------------------------------------------------------------------------
Health Care Services (3.1%)
.........................................................................................................................
             3,703   Apria Healthcare Group, Inc. (NON)                                                          106,276
.........................................................................................................................
            12,450   Cardinal Health, Inc.                                                                       872,123
.........................................................................................................................
             4,120   Community Health Systems, Inc. (NON)                                                        110,292
.........................................................................................................................
             8,411   Health Net, Inc. (NON)                                                                      222,892
.........................................................................................................................
             3,040   Manor Care, Inc.                                                                             99,347
.........................................................................................................................
               610   WellChoice, Inc. (NON)                                                                       25,254
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,436,184
------------------------------------------------------------------------------------------------------------------------
Homebuilding (3.0%)
.........................................................................................................................
             7,020   Champion Enterprises, Inc. (NON)                                                             64,444
.........................................................................................................................
               430   NVR, Inc. (NON) (S)                                                                         208,206
.........................................................................................................................
            16,270   Pulte Homes, Inc.                                                                           846,528
.........................................................................................................................
             3,545   Ryland Group, Inc.                                                                          277,219
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,396,397
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.1%)
.........................................................................................................................
             1,640   La-Z-Boy, Inc.(S)                                                                            29,487
------------------------------------------------------------------------------------------------------------------------
Insurance (3.6%)
.........................................................................................................................
             1,010   Delphi Financial Group Class A                                                               44,945
.........................................................................................................................
             7,970   Everest Re Group, Ltd. (Barbados)                                                           640,469
.........................................................................................................................
             3,818   IPC Holdings, Ltd. (Bermuda)                                                                140,999
.........................................................................................................................
             4,000   Odyssey Re Holdings Corp.(S)                                                                 96,000
.........................................................................................................................
             3,690   Radian Group, Inc.                                                                          176,751
.........................................................................................................................
             5,260   RenaissanceRe Holdings, Ltd. (Bermuda)                                                      283,777
.........................................................................................................................
             3,580   Stewart Information Services                                                                120,897
.........................................................................................................................
             3,598   W.R. Berkley Corp.                                                                          154,534
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,658,372
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.8%)
.........................................................................................................................
             1,630   Affiliated Managers Group (NON) (S)                                                          82,103
.........................................................................................................................
             1,770   Eaton Vance Corp.                                                                            67,632
.........................................................................................................................
             3,106   Federated Investors, Inc.                                                                    94,236
.........................................................................................................................
             4,944   Waddell & Reed Financial, Inc.                                                              109,312
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 353,283
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.1%)
.........................................................................................................................
             4,460   Prime Hospitality Corp. (NON)                                                                47,365
------------------------------------------------------------------------------------------------------------------------
Machinery (0.6%)
.........................................................................................................................
             7,717   Terex Corp. (NON)                                                                           263,381
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.9%)
.........................................................................................................................
             5,840   Acuity Brands, Inc.                                                                         157,680
.........................................................................................................................
             7,940   Flowserve Corp. (NON)                                                                       198,024
.........................................................................................................................
             1,549   IDEX Corp.                                                                                   53,208
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 408,912
------------------------------------------------------------------------------------------------------------------------
Medical Technology (3.4%)
.........................................................................................................................
             3,940   American Medical Systems Holdings, Inc. (NON)                                               132,778
.........................................................................................................................
             1,600   Atherogenics, Inc. (NON)                                                                     30,448
.........................................................................................................................
             6,072   C.R. Bard, Inc.                                                                             343,979
.........................................................................................................................
             1,111   Inamed Corp. (NON)                                                                           69,826
.........................................................................................................................
            17,170   Medtronic, Inc.                                                                             836,522
.........................................................................................................................
             2,862   Sybron Dental Specialties, Inc. (NON)                                                        85,431
.........................................................................................................................
             1,870   Ventana Medical Systems, Inc. (NON) (S)                                                      88,881
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,587,865
------------------------------------------------------------------------------------------------------------------------
Metals (0.2%)
.........................................................................................................................
             2,810   Carpenter Technology Corp.                                                                   95,681
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.5%)
.........................................................................................................................
             3,390   Energen Corp.                                                                               162,686
.........................................................................................................................
             2,530   MDU Resources Group, Inc.                                                                    60,796
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 223,482
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.1%)
.........................................................................................................................
             1,350   United Stationers, Inc. (NON)                                                                53,622
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (4.3%)
.........................................................................................................................
             5,070   Cabot Oil & Gas Corp. Class A (S)                                                           214,461
.........................................................................................................................
             2,050   Comstock Resources, Inc. (NON)                                                               39,893
.........................................................................................................................
            11,090   Denbury Resources, Inc. (Canada) (NON)                                                      232,336
.........................................................................................................................
            28,850   ExxonMobil Corp.                                                                          1,281,229
.........................................................................................................................
             6,750   Meridian Resource Corp. (NON) (S)                                                            46,845
.........................................................................................................................
             2,958   Noble Energy, Inc.                                                                          150,858
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,965,622
------------------------------------------------------------------------------------------------------------------------
Other (2.6%)
.........................................................................................................................
             2,717   iShares Russell 1000 Growth Index Fund                                                      320,579
.........................................................................................................................
             7,247   S&P 500 Index Depositary Receipts
                     (SPDR Trust Series 1)                                                                       829,999
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,150,578
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (7.1%)
.........................................................................................................................
             3,290   Andrx Group (NON)                                                                            91,890
.........................................................................................................................
             6,150   Bradley
                     Pharmaceuticals, Inc. (NON) (S)                                                             171,585
.........................................................................................................................
            28,500   Johnson & Johnson                                                                         1,587,450
.........................................................................................................................
            20,458   King Pharmaceuticals, Inc. (NON)                                                            234,244
.........................................................................................................................
            32,284   Pfizer, Inc.                                                                              1,106,696
.........................................................................................................................
             3,240   USANA Health Sciences, Inc. (NON) (S)                                                       100,699
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,292,564
------------------------------------------------------------------------------------------------------------------------
Real Estate (1.2%)
.........................................................................................................................
             1,660   Kilroy Realty Corp. (R) (S)                                                                  56,606
.........................................................................................................................
             4,000   National Health Investors, Inc. (R)                                                         108,760
.........................................................................................................................
             4,690   Nationwide Health
                     Properties, Inc. (R) (S)                                                                     88,641
.........................................................................................................................
             1,996   Redwood Trust, Inc. (R)                                                                     111,137
.........................................................................................................................
             6,840   Senior Housing Properties Trust                                                             114,844
.........................................................................................................................
             5,060   Trizec Properties, Inc. (R)                                                                  82,276
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 562,264
------------------------------------------------------------------------------------------------------------------------
Regional Bells (--%)
.........................................................................................................................
             4,310   Cincinnati Bell, Inc. (NON) (S)                                                              19,136
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.2%)
.........................................................................................................................
             2,720   Lone Star Steakhouse & Saloon, Inc.                                                          73,957
------------------------------------------------------------------------------------------------------------------------
Retail (9.9%)
.........................................................................................................................
             4,200   Abercrombie & Fitch Co. Class A                                                             162,750
.........................................................................................................................
            20,873   AutoZone, Inc. (NON)                                                                      1,671,927
.........................................................................................................................
             2,080   Claire's Stores, Inc.                                                                        45,136
.........................................................................................................................
            32,230   CSK Auto Corp. (NON) (S)                                                                    552,422
.........................................................................................................................
             2,060   Handleman Co.                                                                                47,710
.........................................................................................................................
             3,680   Hollywood Entertainment Corp. (NON)                                                          49,165
.........................................................................................................................
            15,750   Lowe's Cos., Inc.                                                                           827,663
.........................................................................................................................
             4,910   Michaels Stores, Inc.                                                                       270,050
.........................................................................................................................
             8,200   Movie Gallery, Inc. (S)                                                                     160,310
.........................................................................................................................
             9,097   Rent-A-Center, Inc. (NON)                                                                   272,273
.........................................................................................................................
             2,030   ShopKo Stores, Inc. (NON) (S)                                                                28,704
.........................................................................................................................
            14,880   Supervalu, Inc. (S)                                                                         455,477
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,543,587
------------------------------------------------------------------------------------------------------------------------
Software (6.0%)
.........................................................................................................................
             2,163   Amdocs, Ltd. (Guernsey) (NON)                                                                50,679
.........................................................................................................................
            16,771   BMC Software, Inc. (NON)                                                                    310,264
.........................................................................................................................
            10,160   Citrix Systems, Inc. (NON)                                                                  206,858
.........................................................................................................................
            75,260   Microsoft Corp.                                                                           2,149,426
.........................................................................................................................
             1,260   RSA Security, Inc. (NON) (S)                                                                 25,792
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,743,019
------------------------------------------------------------------------------------------------------------------------
Staffing (0.2%)
.........................................................................................................................
             5,640   AMN Healthcare
                     Services, Inc. (NON) (S)                                                                     86,236
------------------------------------------------------------------------------------------------------------------------
Technology Services (1.7%)
.........................................................................................................................
             3,880   Acxiom Corp.                                                                                 96,340
.........................................................................................................................
             2,300   Mercury Computer Systems, Inc. (NON)                                                         57,040
.........................................................................................................................
             1,820   Transaction Systems Architects, Inc. (NON)                                                   39,185
.........................................................................................................................
            19,130   United Online, Inc. (NON)                                                                   336,879
.........................................................................................................................
            13,653   VeriSign, Inc. (NON)                                                                        271,695
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 801,139
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.8%)
.........................................................................................................................
               619   Commonwealth Telephone
                     Enterprises, Inc. (NON) (S)                                                                  27,713
.........................................................................................................................
            12,050   Nextel Communications, Inc. Class A (NON)                                                   321,253
.........................................................................................................................
             7,100   Primus Telecommunications GP (NON) (S)                                                       36,068
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 385,034
------------------------------------------------------------------------------------------------------------------------
Textiles (0.3%)
.........................................................................................................................
             5,780   Wolverine World Wide, Inc.                                                                  151,725
------------------------------------------------------------------------------------------------------------------------
Tire & Rubber (0.2%)
.........................................................................................................................
             3,960   Cooper Tire & Rubber                                                                         91,070
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $40,074,347)                                                                      $45,775,924
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (11.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $595,585   Putnam Prime Money Market Fund (e)                                                         $595,585
.........................................................................................................................
         4,876,682   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.06% to 1.65% and
                     due dates ranging from July 1, 2004 to
                     August 10, 2004 (d)                                                                       4,875,619
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $5,471,204)                                                                        $5,471,204
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $45,545,551)                                                                      $51,247,128
------------------------------------------------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT Capital Opportunities Fund

The fund's portfolio
June 30, 2004 (Unaudited)

COMMON STOCKS (97.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (1.1%)
.........................................................................................................................
             4,811   Teledyne Technologies, Inc. (NON)                                                           $96,316
.........................................................................................................................
             1,735   United Defense Industries, Inc. (NON)                                                        60,725
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 157,041
------------------------------------------------------------------------------------------------------------------------
Airlines (1.1%)
.........................................................................................................................
             3,185   ExpressJet Holdings, Inc. (NON)                                                              38,666
.........................................................................................................................
            14,914   Mesa Air Group, Inc. (NON)                                                                  120,654
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 159,320
------------------------------------------------------------------------------------------------------------------------
Automotive (2.5%)
.........................................................................................................................
             2,878   American Axle & Manufacturing
                     Holdings, Inc.                                                                              104,644
.........................................................................................................................
             6,201   Autoliv, Inc.                                                                               261,682
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 366,326
------------------------------------------------------------------------------------------------------------------------
Banking (4.1%)
.........................................................................................................................
             1,772   Commerce Bancorp, Inc.                                                                       97,478
.........................................................................................................................
             3,302   Compass Bancshares, Inc.                                                                    141,986
.........................................................................................................................
             1,386   Doral Financial Corp.                                                                        47,817
.........................................................................................................................
               616   FirstFed Financial Corp. (NON)                                                               25,626
.........................................................................................................................
               500   R&G Financial Corp. Class B                                                                  16,530
.........................................................................................................................
             3,631   TCF Financial Corp.                                                                         210,780
.........................................................................................................................
             1,010   Westamerica Bancorp.                                                                         52,975
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 593,192
------------------------------------------------------------------------------------------------------------------------
Biotechnology (1.0%)
.........................................................................................................................
             1,360   Amylin Pharmaceuticals, Inc. (NON)                                                           31,008
.........................................................................................................................
             2,006   Connetics Corp. (NON)                                                                        40,521
.........................................................................................................................
               937   Neurocrine Biosciences, Inc. (NON)                                                           48,583
.........................................................................................................................
             1,102   Telik, Inc. (NON)                                                                            26,305
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 146,417
------------------------------------------------------------------------------------------------------------------------
Chemicals (3.0%)
.........................................................................................................................
             5,402   Georgia Gulf Corp.                                                                          193,716
.........................................................................................................................
             3,541   MacDermid, Inc.                                                                             119,863
.........................................................................................................................
             1,513   OM Group, Inc. (NON)                                                                         49,944
.........................................................................................................................
             5,123   RPM, Inc.                                                                                    77,870
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 441,393
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (2.8%)
.........................................................................................................................
             2,189   Administaff, Inc. (NON)                                                                      36,337
.........................................................................................................................
             1,055   Arbitron, Inc. (NON)                                                                         38,529
.........................................................................................................................
             3,976   Catalina Marketing Corp. (NON)                                                               72,721
.........................................................................................................................
             1,958   Maximus, Inc. (NON)                                                                          69,431
.........................................................................................................................
             3,270   Washington Group International, Inc. (NON)                                                  117,360
.........................................................................................................................
             2,883   West Corp. (NON)                                                                             75,390
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 409,768
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (4.0%)
.........................................................................................................................
             5,658   Aspect Communications Corp. (NON)                                                            80,344
.........................................................................................................................
             8,844   Coinstar, Inc. (NON)                                                                        194,303
.........................................................................................................................
             2,494   Comtech Telecommunications (NON)                                                             56,265
.........................................................................................................................
             4,094   Inter-Tel, Inc.                                                                             102,227
.........................................................................................................................
             9,284   PTEK Holdings, Inc. (NON)                                                                   107,045
.........................................................................................................................
             1,976   SeaChange International, Inc. (NON)                                                          33,355
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 573,539
------------------------------------------------------------------------------------------------------------------------
Computers (1.4%)
.........................................................................................................................
             5,950   Checkpoint Systems, Inc. (NON)                                                              106,684
.........................................................................................................................
             1,091   Hutchinson Technology, Inc. (NON)                                                            26,828
.........................................................................................................................
             3,796   Satyam Computer Services., Ltd.
                     ADR (India)                                                                                  70,226
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 203,738
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.8%)
.........................................................................................................................
             2,429   CompuCredit Corp. (NON)                                                                      42,022
.........................................................................................................................
            14,599   Providian Financial Corp. (NON)                                                             214,167
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 256,189
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.7%)
.........................................................................................................................
             2,256   Hasbro, Inc.                                                                                 42,864
.........................................................................................................................
             7,170   Yankee Candle Co., Inc. (The) (NON)                                                         209,723
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 252,587
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (2.3%)
.........................................................................................................................
             2,603   Avista Corp.                                                                                 47,947
.........................................................................................................................
             2,469   Great Plains Energy, Inc.                                                                    73,329
.........................................................................................................................
             6,140   OGE Energy Corp.                                                                            156,386
.........................................................................................................................
             2,848   Puget Energy, Inc.                                                                           62,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 340,062
------------------------------------------------------------------------------------------------------------------------
Electronics (6.3%)
.........................................................................................................................
            59,570   Agere Systems, Inc. Class A (NON)                                                           137,011
.........................................................................................................................
             2,420   Belden, Inc.                                                                                 51,861
.........................................................................................................................
             4,860   Benchmark Electronics, Inc. (NON)                                                           141,426
.........................................................................................................................
             9,136   Integrated Device Technology, Inc. (NON)                                                    126,442
.........................................................................................................................
             4,075   Lattice Semiconductor Corp. (NON)                                                            28,566
.........................................................................................................................
             2,433   Micrel, Inc. (NON)                                                                           29,561
.........................................................................................................................
             1,687   Omnivision Technologies, Inc. (NON)                                                          26,908
.........................................................................................................................
             5,782   SanDisk Corp. (NON)                                                                         125,412
.........................................................................................................................
             7,265   Storage Technology Corp. (NON)                                                              210,685
.........................................................................................................................
             3,272   TTM Technologies, Inc. (NON)                                                                 38,773
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 916,645
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (1.1%)
.........................................................................................................................
             2,202   Eagle Materials, Inc.                                                                       156,386
------------------------------------------------------------------------------------------------------------------------
Entertainment (1.1%)
.........................................................................................................................
             8,515   Regal Entertainment Group Class A                                                           154,122
------------------------------------------------------------------------------------------------------------------------
Financial (1.0%)
.........................................................................................................................
             2,413   PMI Group, Inc. (The)                                                                       105,014
.........................................................................................................................
               321   Student Loan Corp.                                                                           43,817
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 148,831
------------------------------------------------------------------------------------------------------------------------
Food (0.2%)
.........................................................................................................................
             1,449   Chiquita Brands International, Inc. (NON)                                                    30,313
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (1.1%)
.........................................................................................................................
             2,745   Albany International Corp.                                                                   92,122
.........................................................................................................................
             2,905   Louisiana-Pacific Corp.                                                                      68,703
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 160,825
------------------------------------------------------------------------------------------------------------------------
Health Care Services (3.4%)
.........................................................................................................................
             3,310   Apria Healthcare Group, Inc. (NON)                                                           94,997
.........................................................................................................................
             3,676   Community Health Systems, Inc. (NON)                                                         98,407
.........................................................................................................................
             7,513   Health Net, Inc. (NON)                                                                      199,095
.........................................................................................................................
             2,348   Manor Care, Inc.                                                                             76,733
.........................................................................................................................
               552   WellChoice, Inc. (NON)                                                                       22,853
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 492,085
------------------------------------------------------------------------------------------------------------------------
Homebuilding (2.8%)
.........................................................................................................................
             6,329   Champion Enterprises, Inc. (NON)                                                             58,100
.........................................................................................................................
               194   NVR, Inc. (NON)                                                                              93,935
.........................................................................................................................
             3,206   Ryland Group, Inc.                                                                          250,709
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 402,744
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.2%)
.........................................................................................................................
             1,386   La-Z-Boy, Inc.                                                                               24,920
------------------------------------------------------------------------------------------------------------------------
Insurance (6.1%)
.........................................................................................................................
               853   Delphi Financial Group Class A                                                               37,959
.........................................................................................................................
             3,410   IPC Holdings, Ltd. (Bermuda)                                                                125,931
.........................................................................................................................
             3,574   Odyssey Re Holdings Corp.                                                                    85,776
.........................................................................................................................
             3,297   Radian Group, Inc.                                                                          157,926
.........................................................................................................................
             4,427   RenaissanceRe Holdings, Ltd. (Bermuda)                                                      238,837
.........................................................................................................................
             3,195   Stewart Information Services                                                                107,895
.........................................................................................................................
             3,212   W.R. Berkley Corp.                                                                          137,955
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 892,279
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.2%)
.........................................................................................................................
             1,466   Affiliated Managers Group (NON)                                                              73,842
.........................................................................................................................
             1,496   Eaton Vance Corp.                                                                            57,162
.........................................................................................................................
             2,736   Federated Investors, Inc.                                                                    83,010
.........................................................................................................................
             4,414   Waddell & Reed Financial, Inc.                                                               97,594
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 311,608
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.4%)
.........................................................................................................................
               729   Orient-Express Hotels, Ltd. Class A
                     (Bermuda)                                                                                    12,349
.........................................................................................................................
             3,771   Prime Hospitality Corp. (NON)                                                                40,048
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  52,397
------------------------------------------------------------------------------------------------------------------------
Machinery (1.6%)
.........................................................................................................................
             6,976   Terex Corp. (NON)                                                                           238,091
------------------------------------------------------------------------------------------------------------------------
Manufacturing (2.6%)
.........................................................................................................................
             5,218   Acuity Brands, Inc.                                                                         140,886
.........................................................................................................................
             7,090   Flowserve Corp. (NON)                                                                       176,825
.........................................................................................................................
             1,887   IDEX Corp.                                                                                   64,818
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 382,529
------------------------------------------------------------------------------------------------------------------------
Medical Technology (4.7%)
.........................................................................................................................
             3,521   American Medical Systems Holdings, Inc. (NON)                                               118,658
.........................................................................................................................
             1,351   Atherogenics, Inc. (NON)                                                                     25,710
.........................................................................................................................
             5,493   C.R. Bard, Inc.                                                                             311,178
.........................................................................................................................
             1,099   Inamed Corp. (NON)                                                                           69,072
.........................................................................................................................
             2,553   Sybron Dental Specialties, Inc. (NON)                                                        76,207
.........................................................................................................................
             1,668   Ventana Medical Systems, Inc. (NON)                                                          79,280
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 680,105
------------------------------------------------------------------------------------------------------------------------
Metals (0.6%)
.........................................................................................................................
             2,510   Carpenter Technology Corp.                                                                   85,466
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (1.4%)
.........................................................................................................................
             3,028   Energen Corp.                                                                               145,314
.........................................................................................................................
             2,230   MDU Resources Group, Inc.                                                                    53,587
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 198,901
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.3%)
.........................................................................................................................
             1,138   United Stationers, Inc. (NON)                                                                45,201
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (4.2%)
.........................................................................................................................
             4,524   Cabot Oil & Gas Corp. Class A                                                               191,365
.........................................................................................................................
             1,644   Comstock Resources, Inc. (NON)                                                               31,992
.........................................................................................................................
            10,040   Denbury Resources, Inc. (Canada) (NON)                                                      210,338
.........................................................................................................................
             5,559   Meridian Resource Corp. (NON)                                                                38,579
.........................................................................................................................
             2,643   Noble Energy, Inc.                                                                          134,793
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 607,067
------------------------------------------------------------------------------------------------------------------------
Other (1.6%)
.........................................................................................................................
             1,591   iShares Russell 1000 Growth Index Fund                                                      187,722
.........................................................................................................................
               403   S&P 500 Index Depositary Receipts
                     (SPDR Trust Series 1)                                                                        46,156
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 233,878
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (3.7%)
.........................................................................................................................
             2,940   Andrx Group (NON)                                                                            82,114
.........................................................................................................................
             5,495   Bradley Pharmaceuticals, Inc. (NON)                                                         153,311
.........................................................................................................................
            18,480   King Pharmaceuticals, Inc. (NON)                                                            211,596
.........................................................................................................................
             3,059   USANA Health Sciences, Inc. (NON)                                                            95,074
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 542,095
------------------------------------------------------------------------------------------------------------------------
Real Estate (3.5%)
.........................................................................................................................
               290   Apartment Investment & Management Co.
                     Class A (R)                                                                                   9,028
.........................................................................................................................
             1,554   Kilroy Realty Corp. (R)                                                                      52,991
.........................................................................................................................
             3,563   National Health Investors, Inc. (R)                                                          96,878
.........................................................................................................................
             4,187   Nationwide Health Properties, Inc. (R)                                                       79,134
.........................................................................................................................
             1,756   Redwood Trust, Inc. (R)                                                                      97,774
.........................................................................................................................
             6,236   Senior Housing Properties Trust (R)                                                         104,702
.........................................................................................................................
             4,521   Trizec Properties, Inc. (R)                                                                  73,511
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 514,018
------------------------------------------------------------------------------------------------------------------------
Regional Bells (0.1%)
.........................................................................................................................
             4,187   Cincinnati Bell, Inc. (NON)                                                                  18,590
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.4%)
.........................................................................................................................
             2,299   Lone Star Steakhouse & Saloon, Inc.                                                          62,510
------------------------------------------------------------------------------------------------------------------------
Retail (9.2%)
.........................................................................................................................
             3,750   Abercrombie & Fitch Co. Class A                                                             145,313
.........................................................................................................................
             1,755   Claire's Stores, Inc.                                                                        38,084
.........................................................................................................................
             1,743   Handleman Co.                                                                                40,368
.........................................................................................................................
             3,429   Hollywood Entertainment Corp. (NON)                                                          45,811
.........................................................................................................................
             4,413   Michaels Stores, Inc.                                                                       242,715
.........................................................................................................................
             7,319   Movie Gallery, Inc.                                                                         143,086
.........................................................................................................................
             8,201   Rent-A-Center, Inc. (NON)                                                                   245,456
.........................................................................................................................
             1,839   ShopKo Stores, Inc. (NON)                                                                    26,003
.........................................................................................................................
            13,159   Supervalu, Inc.                                                                             402,791
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,329,627
------------------------------------------------------------------------------------------------------------------------
Software (3.6%)
.........................................................................................................................
             1,825   Amdocs, Ltd. (Guernsey) (NON)                                                                42,760
.........................................................................................................................
            15,164   BMC Software, Inc. (NON)                                                                    280,534
.........................................................................................................................
             8,402   Citrix Systems, Inc. (NON)                                                                  171,065
.........................................................................................................................
             1,295   RSA Security, Inc. (NON)                                                                     26,509
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 520,868
------------------------------------------------------------------------------------------------------------------------
Staffing (0.5%)
.........................................................................................................................
             5,038   AMN Healthcare Services, Inc. (NON)                                                          77,031
------------------------------------------------------------------------------------------------------------------------
Technology Services (4.9%)
.........................................................................................................................
             3,468   Acxiom Corp.                                                                                 86,110
.........................................................................................................................
             1,947   Mercury Computer Systems, Inc. (NON)                                                         48,286
.........................................................................................................................
             1,537   Transaction Systems Architects, Inc. (NON)                                                   33,092
.........................................................................................................................
            16,829   United Online, Inc. (NON)                                                                   296,359
.........................................................................................................................
            12,218   VeriSign, Inc. (NON)                                                                        243,138
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 706,985
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.4%)
.........................................................................................................................
               519   Commonwealth Telephone
                     Enterprises, Inc. (NON)                                                                      23,236
.........................................................................................................................
             6,000   Primus Telecommunications GP (NON)                                                           30,480
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  53,716
------------------------------------------------------------------------------------------------------------------------
Textiles (0.9%)
.........................................................................................................................
             5,158   Wolverine World Wide, Inc.                                                                  135,398
------------------------------------------------------------------------------------------------------------------------
Tire & Rubber (0.6%)
.........................................................................................................................
             3,535   Cooper Tire & Rubber                                                                         81,305
 -----------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $13,152,249)                                                                      $14,156,108
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.4%) (a) (cost $203,143)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $203,143   Putnam Prime Money Market Fund (e)                                                         $203,143
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $13,355,392)                                                                      $14,359,251
------------------------------------------------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT Discovery Growth Fund

The fund's portfolio
June 30, 2004 (Unaudited)

COMMON STOCKS (97.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.9%)
.........................................................................................................................
             8,800   Lamar Advertising Co. (NON)                                                                $381,480
.........................................................................................................................
             1,100   Omnicom Group, Inc.                                                                          83,479
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 464,959
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (1.0%)
.........................................................................................................................
             4,800   Alliant Techsystems, Inc. (NON)                                                             304,032
.........................................................................................................................
             2,200   Boeing Co. (The)                                                                            112,398
.........................................................................................................................
             1,350   United Technologies Corp.                                                                   123,498
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 539,928
------------------------------------------------------------------------------------------------------------------------
Airlines (0.6%)
.........................................................................................................................
            11,000   JetBlue Airways Corp. (NON)                                                                 323,180
------------------------------------------------------------------------------------------------------------------------
Automotive (0.7%)
.........................................................................................................................
             5,700   Donaldson Co., Inc.                                                                         167,010
.........................................................................................................................
             4,900   Gentex Corp.                                                                                194,432
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 361,442
------------------------------------------------------------------------------------------------------------------------
Banking (2.3%)
.........................................................................................................................
               500   Commerce Bancorp, Inc.                                                                       27,505
.........................................................................................................................
             4,600   Investors Financial Services Corp.                                                          200,468
.........................................................................................................................
               800   North Fork Bancorp., Inc.                                                                    30,440
.........................................................................................................................
             5,700   State Street Corp.                                                                          279,528
.........................................................................................................................
            10,400   TCF Financial Corp.                                                                         603,720
.........................................................................................................................
             3,450   U.S. Bancorp                                                                                 95,082
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,236,743
------------------------------------------------------------------------------------------------------------------------
Beverage (0.3%)
.........................................................................................................................
             5,150   Pepsi Bottling Group, Inc. (The)                                                            157,281
------------------------------------------------------------------------------------------------------------------------
Biotechnology (5.0%)
.........................................................................................................................
             2,750   Amgen, Inc. (NON)                                                                           150,068
.........................................................................................................................
            21,500   Amylin Pharmaceuticals, Inc. (NON)                                                          490,200
.........................................................................................................................
               900   Biogen Idec, Inc. (NON)                                                                      56,925
.........................................................................................................................
             7,600   Celgene Corp. (NON)                                                                         435,176
.........................................................................................................................
             7,600   Connetics Corp. (NON)                                                                       153,520
.........................................................................................................................
             1,400   Genentech, Inc. (NON)                                                                        78,680
.........................................................................................................................
               750   Genzyme Corp. (NON)                                                                          35,498
.........................................................................................................................
             1,150   Gilead Sciences, Inc. (NON)                                                                  77,050
.........................................................................................................................
             8,300   Ligand Pharmaceuticals, Inc. Class B (NON)                                                  144,254
.........................................................................................................................
            10,100   Medicines Co. (NON)                                                                         308,151
.........................................................................................................................
             4,700   Neurocrine Biosciences, Inc. (NON)                                                          243,695
.........................................................................................................................
             4,200   Onyx Pharmaceuticals, Inc. (NON)                                                            177,912
.........................................................................................................................
             4,972   OSI Pharmaceuticals, Inc. (NON)                                                             350,228
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,701,357
------------------------------------------------------------------------------------------------------------------------
Broadcasting (1.7%)
.........................................................................................................................
             8,180   Citadel Broadcasting Corp. (NON)                                                            119,183
.........................................................................................................................
            13,200   Cumulus Media, Inc. Class A (NON)                                                           221,892
.........................................................................................................................
             6,000   Entercom Communications Corp. (NON)                                                         223,800
.........................................................................................................................
            13,800   Westwood One, Inc. (NON)                                                                    328,440
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 893,315
------------------------------------------------------------------------------------------------------------------------
Building Materials (--%)
.........................................................................................................................
               750   Masco Corp.                                                                                  23,385
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (2.6%)
.........................................................................................................................
             5,200   Choicepoint, Inc. (NON)                                                                     237,432
.........................................................................................................................
             1,850   eBay, Inc. (NON)                                                                            170,108
.........................................................................................................................
             3,300   Manpower, Inc.                                                                              167,541
.........................................................................................................................
             7,500   Monster Worldwide, Inc. (NON)                                                               192,900
.........................................................................................................................
            12,000   Robert Half International, Inc.                                                             357,240
.........................................................................................................................
             8,150   Yahoo!, Inc. (NON)                                                                          296,090
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,421,311
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (5.8%)
.........................................................................................................................
            14,000   ADTRAN, Inc.                                                                                467,180
.........................................................................................................................
            17,200   Andrew Corp. (NON)                                                                          344,172
.........................................................................................................................
             8,400   Aspect Communications Corp. (NON)                                                           119,280
.........................................................................................................................
             4,150   Avaya, Inc. (NON)                                                                            65,529
.........................................................................................................................
            17,100   CIENA Corp. (NON)                                                                            63,612
.........................................................................................................................
            27,470   Cisco Systems, Inc. (NON)                                                                   651,039
.........................................................................................................................
            10,600   Comverse Technology, Inc. (NON)                                                             211,364
.........................................................................................................................
             4,700   F5 Networks, Inc. (NON)                                                                     124,456
.........................................................................................................................
            12,300   Foundry Networks, Inc. (NON)                                                                173,061
.........................................................................................................................
            16,650   Juniper Networks, Inc. (NON)                                                                409,091
.........................................................................................................................
             5,000   Qualcomm, Inc.                                                                              364,900
.........................................................................................................................
            29,700   Sonus Networks, Inc. (NON)                                                                  141,966
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,135,650
------------------------------------------------------------------------------------------------------------------------
Computers (2.3%)
.........................................................................................................................
             3,280   Dell, Inc. (NON)                                                                            117,490
.........................................................................................................................
             5,850   EMC Corp. (NON)                                                                              66,690
.........................................................................................................................
             2,950   Hewlett-Packard Co.                                                                          62,245
.........................................................................................................................
               590   IBM Corp.                                                                                    52,009
.........................................................................................................................
             4,110   Lexmark International, Inc. (NON)                                                           396,738
.........................................................................................................................
            12,200   Network Appliance, Inc. (NON)                                                               262,666
.........................................................................................................................
             5,100   PalmOne, Inc. (NON)                                                                         177,327
.........................................................................................................................
             3,100   Verint Systems, Inc. (NON)                                                                  106,082
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,241,247
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.3%)
.........................................................................................................................
             4,310   General Electric Co.                                                                        139,644
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.9%)
.........................................................................................................................
             3,700   Capital One Financial Corp.                                                                 253,006
.........................................................................................................................
             9,100   MBNA Corp.                                                                                  234,689
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 487,695
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (2.8%)
.........................................................................................................................
               625   Alberto-Culver Co. Class B                                                                   31,338
.........................................................................................................................
            13,800   Avon Products, Inc.                                                                         636,732
.........................................................................................................................
             1,500   Gillette Co. (The)                                                                           63,600
.........................................................................................................................
             7,800   Procter & Gamble Co.                                                                        424,632
.........................................................................................................................
            12,700   Yankee Candle Co., Inc. (The) (NON)                                                         371,475
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,527,777
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.3%)
.........................................................................................................................
             4,100   Alliance Data Systems Corp. (NON)                                                           173,225
------------------------------------------------------------------------------------------------------------------------
Distribution (0.5%)
.........................................................................................................................
             2,300   Hughes Supply, Inc.                                                                         135,539
.........................................................................................................................
             3,000   SCP Pool Corp.                                                                              135,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 270,539
------------------------------------------------------------------------------------------------------------------------
Electronics (8.2%)
.........................................................................................................................
           147,100   Agere Systems, Inc. Class A (NON)                                                           338,330
.........................................................................................................................
             3,400   Altera Corp. (NON)                                                                           75,548
.........................................................................................................................
             2,400   Analog Devices, Inc.                                                                        112,992
.........................................................................................................................
             3,000   Broadcom Corp. Class A (NON)                                                                140,310
.........................................................................................................................
            25,900   Brooks Automation, Inc. (NON)                                                               521,885
.........................................................................................................................
             5,400   Fairchild Semiconductor Corp. Class A (NON)                                                  88,398
.........................................................................................................................
            27,700   Integrated Device Technology, Inc. (NON)                                                    383,368
.........................................................................................................................
            27,540   Intel Corp.                                                                                 760,104
.........................................................................................................................
            18,000   Intersil Corp. Class A                                                                      389,880
.........................................................................................................................
               650   Jabil Circuit, Inc. (NON)                                                                    16,367
.........................................................................................................................
               450   Linear Technology Corp.                                                                      17,762
.........................................................................................................................
            29,040   Marvell Technology Group, Ltd.
                     (Bermuda) (NON)                                                                             775,355
.........................................................................................................................
             2,550   Motorola, Inc.                                                                               46,538
.........................................................................................................................
            10,500   PerkinElmer, Inc.                                                                           210,420
.........................................................................................................................
            32,500   Skyworks Solutions, Inc. (NON)                                                              283,725
.........................................................................................................................
             8,800   Texas Instruments, Inc.                                                                     212,784
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,373,766
------------------------------------------------------------------------------------------------------------------------
Energy (2.9%)
.........................................................................................................................
             5,900   BJ Services Co. (NON)                                                                       270,456
.........................................................................................................................
             5,400   CAL Dive International, Inc. (NON)                                                          163,728
.........................................................................................................................
             4,000   ENSCO International, Inc.                                                                   116,400
.........................................................................................................................
             6,100   Nabors Industries, Ltd. (Bermuda) (NON)                                                     275,842
.........................................................................................................................
             6,200   National-Oilwell, Inc. (NON)                                                                195,238
.........................................................................................................................
             8,700   Patterson-UTI Energy, Inc.                                                                  290,667
.........................................................................................................................
             4,100   Smith International, Inc. (NON)                                                             228,616
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,540,947
------------------------------------------------------------------------------------------------------------------------
Financial (0.8%)
.........................................................................................................................
             3,300   Citigroup, Inc.                                                                             153,450
.........................................................................................................................
             3,250   Fannie Mae                                                                                  231,920
.........................................................................................................................
               700   Freddie Mac                                                                                  44,310
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 429,680
------------------------------------------------------------------------------------------------------------------------
Health Care Services (8.0%)
.........................................................................................................................
             3,000   AMERIGROUP Corp. (NON)                                                                      147,600
.........................................................................................................................
               850   Cardinal Health, Inc.                                                                        59,543
.........................................................................................................................
             2,081   Caremark Rx, Inc. (NON)                                                                      68,548
.........................................................................................................................
            17,300   Community Health Systems, Inc. (NON)                                                        463,121
.........................................................................................................................
             3,075   Coventry Health Care, Inc. (NON)                                                            150,368
.........................................................................................................................
            23,100   Health Management Associates, Inc.                                                          517,902
.........................................................................................................................
             5,650   Henry Schein, Inc. (NON)                                                                    356,741
.........................................................................................................................
             7,550   Manor Care, Inc.                                                                            246,734
.........................................................................................................................
             8,600   Omnicare, Inc.                                                                              368,166
.........................................................................................................................
             7,400   Pediatrix Medical Group, Inc. (NON)                                                         516,890
.........................................................................................................................
             3,500   United Surgical Partners
                     International, Inc. (NON)                                                                   138,145
.........................................................................................................................
             5,550   UnitedHealth Group, Inc.                                                                    345,488
.........................................................................................................................
             4,900   Universal Health Services, Inc. Class B                                                     224,861
.........................................................................................................................
             6,350   VCA Antech, Inc. (NON)                                                                      284,607
.........................................................................................................................
             6,700   WellChoice, Inc. (NON)                                                                      277,380
.........................................................................................................................
               950   WellPoint Health Networks, Inc. (NON)                                                       106,410
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,272,504
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.1%)
.........................................................................................................................
             1,200   Lennar Corp.                                                                                 53,664
------------------------------------------------------------------------------------------------------------------------
Industrial (0.7%)
.........................................................................................................................
             4,100   3M Co.                                                                                      369,041
------------------------------------------------------------------------------------------------------------------------
Insurance (0.6%)
.........................................................................................................................
             4,110   American International Group, Inc.                                                          292,961
.........................................................................................................................
               400   Progressive Corp. (The)                                                                      34,120
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 327,081
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.8%)
.........................................................................................................................
            19,200   Ameritrade Holding Corp. Class A (NON)                                                      217,920
.........................................................................................................................
             6,000   Eaton Vance Corp.                                                                           229,260
.........................................................................................................................
               900   Merrill Lynch & Co., Inc.                                                                    48,582
.........................................................................................................................
             9,800   T. Rowe Price Group, Inc.                                                                   493,920
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 989,682
------------------------------------------------------------------------------------------------------------------------
Leisure (0.9%)
.........................................................................................................................
               950   Harley-Davidson, Inc.                                                                        58,843
.........................................................................................................................
            15,800   Multimedia Games, Inc. (NON)                                                                423,756
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 482,599
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.5%)
.........................................................................................................................
            25,100   Hilton Hotels Corp.                                                                         468,366
.........................................................................................................................
            38,700   La Quinta Corp. (NON)                                                                       325,080
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 793,446
------------------------------------------------------------------------------------------------------------------------
Manufacturing (1.0%)
.........................................................................................................................
             6,450   IDEX Corp.                                                                                  221,558
.........................................................................................................................
             5,500   Roper Industries, Inc.                                                                      312,950
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 534,508
------------------------------------------------------------------------------------------------------------------------
Medical Technology (2.2%)
.........................................................................................................................
             1,045   Given Imaging, Ltd. (Israel) (NON)                                                           37,003
.........................................................................................................................
             2,400   Guidant Corp.                                                                               134,112
.........................................................................................................................
             3,712   Kinetic Concepts, Inc. (NON)                                                                185,229
.........................................................................................................................
             2,750   Medtronic, Inc.                                                                             133,980
.........................................................................................................................
             3,700   Respironics, Inc. (NON)                                                                     217,375
.........................................................................................................................
             1,750   St. Jude Medical, Inc. (NON)                                                                132,388
.........................................................................................................................
             4,800   Waters Corp. (NON)                                                                          229,344
.........................................................................................................................
             1,250   Zimmer Holdings, Inc. (NON)                                                                 110,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,179,681
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (1.0%)
.........................................................................................................................
            10,700   Chesapeake Energy Corp.                                                                     157,504
.........................................................................................................................
            12,700   XTO Energy, Inc.                                                                            378,333
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 535,837
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (4.5%)
.........................................................................................................................
             2,800   Abbott Laboratories                                                                         114,128
.........................................................................................................................
             1,575   Barr Pharmaceuticals, Inc. (NON)                                                             53,078
.........................................................................................................................
             5,300   Cephalon, Inc. (NON)                                                                        286,200
.........................................................................................................................
             3,650   Forest Laboratories, Inc. (NON)                                                             206,700
.........................................................................................................................
             7,900   IVAX Corp. (NON)                                                                            189,521
.........................................................................................................................
             9,900   Johnson & Johnson                                                                           551,430
.........................................................................................................................
            22,900   Pfizer, Inc.                                                                                785,012
.........................................................................................................................
             2,331   Salix Pharmaceuticals, Ltd. (NON)                                                            76,806
.........................................................................................................................
             4,950   Wyeth                                                                                       178,992
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,441,867
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.9%)
.........................................................................................................................
            12,450   Applebee's International, Inc.                                                              286,599
.........................................................................................................................
             2,200   Darden Restaurants, Inc.                                                                     45,210
.........................................................................................................................
             2,850   Starbucks Corp. (NON)                                                                       123,918
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 455,727
------------------------------------------------------------------------------------------------------------------------
Retail (12.7%)
.........................................................................................................................
            10,850   Abercrombie & Fitch Co. Class A                                                             420,438
.........................................................................................................................
             9,500   Advance Auto Parts, Inc. (NON)                                                              419,710
.........................................................................................................................
             1,100   Bed Bath & Beyond, Inc. (NON)                                                                42,295
.........................................................................................................................
             2,200   Best Buy Co., Inc.                                                                          111,628
.........................................................................................................................
             1,100   Cabela's, Inc. (NON)                                                                         29,645
.........................................................................................................................
             4,100   CarMax, Inc. (NON)                                                                           89,667
.........................................................................................................................
            10,850   Chico's FAS, Inc. (NON)                                                                     489,986
.........................................................................................................................
             4,550   Costco Wholesale Corp.                                                                      186,869
.........................................................................................................................
            10,000   Dick's Sporting Goods, Inc. (NON)                                                           333,500
.........................................................................................................................
             8,830   Home Depot, Inc. (The)                                                                      310,816
.........................................................................................................................
             1,400   Kohl's Corp. (NON)                                                                           59,192
.........................................................................................................................
             7,600   Linens 'N Things, Inc. (NON)                                                                222,756
.........................................................................................................................
             8,780   Lowe's Cos., Inc.                                                                           461,389
.........................................................................................................................
            16,950   Michaels Stores, Inc.                                                                       932,250
.........................................................................................................................
             4,400   NBTY, Inc. (NON)                                                                            129,316
.........................................................................................................................
             6,600   PETCO Animal Supplies, Inc. (NON)                                                           212,586
.........................................................................................................................
            13,500   PETsMART, Inc.                                                                              438,075
.........................................................................................................................
             2,350   Ross Stores, Inc.                                                                            62,886
.........................................................................................................................
             9,850   Staples, Inc.                                                                               288,704
.........................................................................................................................
             5,350   TJX Cos., Inc. (The)                                                                        129,149
.........................................................................................................................
             8,700   Tractor Supply Co. (NON)                                                                    363,834
.........................................................................................................................
             3,200   Urban Outfitters, Inc. (NON)                                                                194,912
.........................................................................................................................
            10,830   Wal-Mart Stores, Inc.                                                                       571,391
.........................................................................................................................
             2,650   Whole Foods Market, Inc.                                                                    252,943
.........................................................................................................................
             1,100   Williams-Sonoma, Inc. (NON)                                                                  36,256
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,790,193
------------------------------------------------------------------------------------------------------------------------
Schools (2.5%)
.........................................................................................................................
             1,050   Apollo Group, Inc. Class A (NON)                                                             92,705
.........................................................................................................................
            12,600   Career Education Corp. (NON)                                                                574,056
.........................................................................................................................
            12,800   Corinthian Colleges, Inc. (NON)                                                             316,672
.........................................................................................................................
            10,400   Education Management Corp. (NON)                                                            341,744
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,325,177
------------------------------------------------------------------------------------------------------------------------
Semiconductor (1.3%)
.........................................................................................................................
             4,300   Cognex Corp.                                                                                165,464
.........................................................................................................................
            13,100   Lam Research Corp. (NON)                                                                    351,080
.........................................................................................................................
            16,800   LTX Corp. (NON)                                                                             181,608
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 698,152
------------------------------------------------------------------------------------------------------------------------
Shipping (1.5%)
.........................................................................................................................
             5,200   Expeditors International
                     of Washington, Inc.                                                                         256,932
.........................................................................................................................
             4,800   Heartland Express, Inc.                                                                     131,328
.........................................................................................................................
            10,500   J. B. Hunt Transport Services, Inc.                                                         405,090
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 793,350
------------------------------------------------------------------------------------------------------------------------
Software (9.6%)
.........................................................................................................................
             4,350   Adobe Systems, Inc.                                                                         202,275
.........................................................................................................................
            13,600   Akamai Technologies, Inc. (NON)                                                             244,120
.........................................................................................................................
            15,300   Amdocs, Ltd. (Guernsey) (NON)                                                               358,479
.........................................................................................................................
             7,400   Avid Technology, Inc. (NON)                                                                 403,818
.........................................................................................................................
            14,000   Check Point Software Technologies,
                     Ltd. (Israel) (NON)                                                                         377,860
.........................................................................................................................
            13,400   Citrix Systems, Inc. (NON)                                                                  272,824
.........................................................................................................................
            12,300   Cognos, Inc. (Canada) (NON)                                                                 444,768
.........................................................................................................................
             6,600   FileNET Corp. (NON)                                                                         208,362
.........................................................................................................................
             3,700   Mercury Interactive Corp. (NON)                                                             184,371
.........................................................................................................................
            22,800   Micromuse, Inc. (NON)                                                                       152,532
.........................................................................................................................
            26,770   Microsoft Corp.                                                                             764,551
.........................................................................................................................
            13,250   Oracle Corp. (NON)                                                                          158,073
.........................................................................................................................
            13,300   Red Hat, Inc. (NON)                                                                         305,501
.........................................................................................................................
            12,600   RSA Security, Inc. (NON)                                                                    257,922
.........................................................................................................................
             2,900   Siebel Systems, Inc. (NON)                                                                   30,972
.........................................................................................................................
             8,950   Symantec Corp. (NON)                                                                        391,831
.........................................................................................................................
             2,450   Veritas Software Corp. (NON)                                                                 67,865
.........................................................................................................................
            35,500   webMethods, Inc. (NON)                                                                      304,235
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,130,359
------------------------------------------------------------------------------------------------------------------------
Technology Services (2.3%)
.........................................................................................................................
             2,150   Affiliated Computer Services, Inc. Class A (NON)                                            113,821
.........................................................................................................................
             7,000   Ask Jeeves, Inc. (NON)                                                                      273,210
.........................................................................................................................
            11,800   Cognizant Technology Solutions Corp. (NON)                                                  299,838
.........................................................................................................................
             8,100   Digital River, Inc. (NON)                                                                   264,303
.........................................................................................................................
             1,400   Fiserv, Inc. (NON)                                                                           54,446
.........................................................................................................................
               390   Salesforce.com, Inc. (NON)                                                                    6,267
.........................................................................................................................
             5,300   VeriSign, Inc. (NON)                                                                        105,470
.........................................................................................................................
            12,400   Wireless Facilities, Inc. (NON)                                                             121,892
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,239,247
------------------------------------------------------------------------------------------------------------------------
Telecommunications (2.3%)
.........................................................................................................................
            41,600   American Tower Corp. Class A (NON)                                                          632,320
.........................................................................................................................
            21,200   Crown Castle International Corp. (NON)                                                      312,700
.........................................................................................................................
             6,500   Spectrasite, Inc. (NON)                                                                     280,930
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,225,950
------------------------------------------------------------------------------------------------------------------------
Textiles (0.1%)
.........................................................................................................................
             1,550   Liz Claiborne, Inc.                                                                          55,769
.........................................................................................................................
               200   Nike, Inc.                                                                                   15,150
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  70,919
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.3%)
.........................................................................................................................
             3,250   Altria Group, Inc.                                                                          162,663
------------------------------------------------------------------------------------------------------------------------
Transportation (0.7%)
.........................................................................................................................
             7,000   UTI Worldwide, Inc.                                                                         368,830
------------------------------------------------------------------------------------------------------------------------
Transportation Services (0.2%)
.........................................................................................................................
             1,250   United Parcel Service, Inc. Class B                                                          93,963
------------------------------------------------------------------------------------------------------------------------
Waste Management (1.2%)
.........................................................................................................................
             8,000   Stericycle, Inc. (NON)                                                                      413,920
.........................................................................................................................
             7,800   Waste Connections, Inc. (NON)                                                               231,348
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 645,268
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $42,957,686)                                                                      $52,422,779
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
            31,660   MarketSoft Software Corp. Ser. D,
                     zero % cv. pfd. (acquired 12/7/00,
                     cost $154,501) (Private) (RES)                                                              $27,544
.........................................................................................................................
            16,600   Totality Corp. Ser. D, $0.346
                     cum. cv. pfd. (acquired 7/27/00,
                     cost $71,830) (Private) (RES)                                                                 4,980
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $226,331)                                                                             $32,524
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.3%) (cost $1,221,634) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $1,221,634   Putnam Prime Money Market Fund (d)                                                       $1,221,634
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $44,405,651)                                                                      $53,676,937
------------------------------------------------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT Diversified Income Fund

The fund's portfolio
June 30, 2004 (Unaudited)

CORPORATE BONDS AND NOTES (42.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Basic Materials (4.4%)
.........................................................................................................................
          $490,000   Acetex Corp. sr. notes 10 7/8s,
                     2009 (Canada)                                                                              $535,325
.........................................................................................................................
           625,000   AK Steel Corp. company guaranty
                     7 7/8s, 2009                                                                                584,375
.........................................................................................................................
           140,000   AK Steel Corp. company guaranty
                     7 3/4s, 2012                                                                                126,350
.........................................................................................................................
           250,000   Armco, Inc. sr. notes 9s, 2007                                                              245,625
.........................................................................................................................
           525,000   Avecia Group PLC company
                     guaranty 11s, 2009 (United Kingdom)                                                         399,000
.........................................................................................................................
           470,000   BCP Caylux Holdings Luxembourg SCA
                     144A sr. sub. notes 9 5/8s, 2014
                     (Luxembourg)                                                                                486,450
.........................................................................................................................
           580,000   Compass Minerals Group, Inc.
                     company guaranty 10s, 2011                                                                  645,250
.........................................................................................................................
           240,000   Compass Minerals International, Inc.
                     sr. disc. notes stepped-coupon zero %
                     (12s, 6/1/08), 2013 (STP)                                                                   182,400
.........................................................................................................................
           650,000   Compass Minerals International, Inc.
                     sr. notes stepped-coupon zero %
                     (12 3/4s, 12/15/07), 2012 (STP)                                                             513,500
.........................................................................................................................
         1,026,167   Doe Run Resources Corp. company
                     guaranty Ser. A1, 11 3/4s, 2008 (PIK)                                                       769,625
.........................................................................................................................
           650,000   Dow Chemical Co. (The)
                     notes 5 3/4s, 2009                                                                          678,505
.........................................................................................................................
           160,000   Equistar Chemicals LP notes 8 3/4s, 2009                                                    166,800
.........................................................................................................................
         1,450,000   Equistar Chemicals LP/Equistar
                     Funding Corp. company
                     guaranty 10 1/8s, 2008                                                                    1,595,000
.........................................................................................................................
           300,000   Four M Corp. sr. notes Ser. B, 12s, 2006                                                    303,000
.........................................................................................................................
            10,000   Georgia-Pacific Corp. bonds 7 3/4s, 2029                                                      9,600
.........................................................................................................................
           840,000   Georgia-Pacific Corp. debs. 7.7s, 2015                                                      888,300
.........................................................................................................................
           580,000   Gerdau Ameristeel Corp.
                     sr. notes 10 3/8s, 2011 (Canada)                                                            646,700
.........................................................................................................................
           148,500   Graphics Packaging bank term loan
                     FRN 3.86s, 2010 (acquired 8/6/03,
                     cost $148,500) (RES)                                                                        150,802
.........................................................................................................................
           174,563   Hercules, Inc. bank term loan FRN 3.61s,
                     2010 (acquired 4/7/04, cost $174,563) (RES)                                                 177,108
.........................................................................................................................
         1,065,000   Hercules, Inc. company guaranty
                     11 1/8s, 2007                                                                             1,246,050
.........................................................................................................................
           160,000   Huntsman Advanced Materials, LLC
                     144A sec. FRN 11.86s, 2008                                                                  162,000
.........................................................................................................................
           225,000   Huntsman Advanced Materials, LLC
                     144A sec. notes 11s, 2010                                                                   253,688
.........................................................................................................................
           667,000   Huntsman Co., LLC 144A sr. disc. notes
                     zero %, 2008                                                                                386,860
.........................................................................................................................
           243,137   Huntsman Corp. bank term loan FRN
                     Ser. A, 5.188s, 2007 (acquired various
                     dates 5/1/03 to 9/24/03, cost $224,384) (RES)                                               242,616
.........................................................................................................................
            33,043   Huntsman Corp. bank term loan FRN
                     Ser. B, 10.315s, 2007 (acquired 9/24/03,
                     cost $30,234) (RES)                                                                          32,972
.........................................................................................................................
           355,000   Huntsman ICI Chemicals, Inc.
                     company guaranty 10 1/8s, 2009                                                              360,325
.........................................................................................................................
         1,360,000   Huntsman ICI Holdings sr. disc.
                     notes zero %, 2009                                                                          666,400
.........................................................................................................................
EUR        355,000   Huntsman International, LLC sr. sub. notes
                     Ser. EXCH, 10 1/8s, 2009                                                                    428,438
.........................................................................................................................
          $330,000   Huntsman LLC company guaranty
                     11 5/8s, 2010                                                                               364,650
.........................................................................................................................
           240,000   Huntsman, LLC 144A company
                     guaranty 11 1/2s, 2012                                                                      242,400
.........................................................................................................................
           110,000   International Steel Group, Inc.
                     144A sr. notes 6 1/2s, 2014                                                                 103,125
.........................................................................................................................
            60,000   Kaiser Aluminum & Chemical Corp.
                     sr. notes Ser. B, 10 7/8s, 2006 (In default) (NON)                                           62,850
.........................................................................................................................
           585,000   Kaiser Aluminum & Chemical Corp.
                     sr. sub. notes 12 3/4s, 2003
                     (In default) (NON) (DEF)                                                                     97,988
.........................................................................................................................
            60,000   Lyondell Chemical Co. bonds
                     11 1/8s, 2012                                                                                66,450
.........................................................................................................................
            20,000   Lyondell Chemical Co. company
                     guaranty 9 1/2s, 2008                                                                        20,900
.........................................................................................................................
           781,000   Lyondell Chemical Co. notes Ser. A,
                     9 5/8s, 2007                                                                                816,145
.........................................................................................................................
           200,000   MDP Acquisitions PLC sr. notes 9 5/8s,
                     2012 (Ireland)                                                                              219,000
.........................................................................................................................
           307,643   MDP Acquisitions PLC sub. notes
                     15 1/2s, 2013 (Ireland) (PIK)                                                               358,404
.........................................................................................................................
           920,000   Millennium America, Inc. company
                     guaranty 9 1/4s, 2008                                                                       989,000
.........................................................................................................................
           130,000   Millennium America, Inc. 144A
                     sr. notes 9 1/4s, 2008                                                                      139,750
.........................................................................................................................
           129,773   Nalco Co. bank term loan FRN
                     Ser. B, 3.629s, 2010 (acquired
                     11/6/03, cost $129,773) (RES)                                                               131,557
.........................................................................................................................
EUR         60,000   Nalco Co. 144A sr. notes 7 3/4s, 2011                                                        75,186
.........................................................................................................................
EUR         60,000   Nalco Co. 144A sr. sub. notes 9s, 2013                                                       74,492
.........................................................................................................................
          $835,000   Nalco Co. 144A sr. sub. notes
                     8 7/8s, 2013                                                                                874,663
.........................................................................................................................
           465,000   Norska Skog Canada Ltd. sr. notes
                     7 3/8s, 2014 (Canada)                                                                       449,888
.........................................................................................................................
           482,046   Noveon International bonds 13s, 2011                                                        510,968
.........................................................................................................................
           510,295   PCI Chemicals Canada sec. sr. notes 10s,
                     2008 (Canada)                                                                               484,780
.........................................................................................................................
           161,589   Pioneer Companies, Inc. sec. FRN
                     5.086s, 2006                                                                                152,702
.........................................................................................................................
           720,000   Potlatch Corp. company guaranty
                     10s, 2011                                                                                   799,200
.........................................................................................................................
            90,000   Resolution Performance Products, LLC
                     sr. notes 9 1/2s, 2010                                                                       93,150
.........................................................................................................................
EUR        360,000   SGL Carbon SA 144A sr. notes 8 1/2s,
                     2012 (Luxembourg)                                                                           422,428
.........................................................................................................................
          $146,033   SGL Carbon, LLC bank term loan FRN
                     4.22s, 2009 (acquired 2/26/04,
                     cost $146,763) (RES)                                                                        146,033
.........................................................................................................................
           155,000   Smurfit-Stone Container Corp.
                     company guaranty 8 1/4s, 2012                                                               161,200
.........................................................................................................................
            30,000   Smurfit-Stone Container Corp.
                     company guaranty 7 1/2s, 2013                                                                29,700
.........................................................................................................................
           640,000   Steel Dynamics, Inc. company
                     guaranty 9 1/2s, 2009                                                                       707,200
.........................................................................................................................
           132,968   Sterling Chemicals, Inc. sec. notes
                     10s, 2007 (PIK)                                                                             125,655
.........................................................................................................................
           370,000   Stone Container Corp. sr. notes
                     9 3/4s, 2011                                                                                407,000
.........................................................................................................................
           310,000   Stone Container Corp. sr. notes
                     8 3/8s, 2012                                                                                323,950
.........................................................................................................................
           725,000   Ucar Finance, Inc. company guaranty
                     10 1/4s, 2012                                                                               806,563
.........................................................................................................................
           330,000   United Agri Products 144A sr. notes
                     8 1/4s, 2011                                                                                364,650
.........................................................................................................................
           240,000   United States Steel, LLC sr. notes
                     10 3/4s, 2008                                                                               274,200
.........................................................................................................................
           215,000   Wellman 1st. lien bank term loan
                     FRN 6s, 2009 (acquired 2/4/04,
                     cost $215,000) (RES)                                                                        218,494
.........................................................................................................................
           225,000   Wellman 2nd. lien bank term loan
                     FRN 8 3/4s, 2010 (acquired 2/4/04,
                     cost $220,500) (RES)                                                                        221,438
.........................................................................................................................
            46,983   Wheeling-Pittsburgh Steel Corp.
                     sr. notes 6s, 2010                                                                           32,418
.........................................................................................................................
            93,967   Wheeling-Pittsburgh Steel Corp.
                     sr. notes 5s, 2011                                                                           64,837
.........................................................................................................................
           165,000   WHX Corp. sr. notes 10 1/2s, 2005                                                           146,850
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,462,928
------------------------------------------------------------------------------------------------------------------------
Capital Goods (3.6%)
.........................................................................................................................
           465,000   AEP Industries, Inc. sr. sub. notes
                     9 7/8s, 2007                                                                                477,788
.........................................................................................................................
           126,964   Allied Waste Industries, Inc. bank
                     term loan FRN 4.136s, 2010
                     (acquired 4/25/03, cost $126,964) (RES)                                                     129,235
.........................................................................................................................
            21,429   Allied Waste Industries, Inc. bank
                     term loan FRN Ser. C, 1.09s, 2010
                     (acquired 4/25/03, cost $21,429) (RES)                                                       21,785
.........................................................................................................................
         1,015,000   Allied Waste North America, Inc.
                     company guaranty Ser. B, 8 1/2s, 2008                                                     1,110,156
.........................................................................................................................
           465,000   Allied Waste North America, Inc.
                     144A sec. notes 6 1/2s, 2010                                                                458,025
.........................................................................................................................
           198,000   Amsted Industries bank term loan
                     FRN 5.259s, 2010 (acquired 8/12/03,
                     cost $197,010) (RES)                                                                        201,218
.........................................................................................................................
           440,000   Argo-Tech Corp. 144A sr. notes
                     9 1/4s, 2011                                                                                451,000
.........................................................................................................................
            85,000   BE Aerospace, Inc. sr. sub. notes
                     9 1/2s, 2008                                                                                 82,025
.........................................................................................................................
           175,000   BE Aerospace, Inc. sr. sub. notes Ser. B,
                     8 7/8s, 2011                                                                                162,750
.........................................................................................................................
           900,000   BE Aerospace, Inc. sr. sub. notes Ser. B,
                     8s, 2008                                                                                    837,000
.........................................................................................................................
           740,000   Blount, Inc. company guaranty 13s, 2009                                                     792,725
.........................................................................................................................
           535,000   Browning-Ferris Industries, Inc.
                     debs. 7.4s, 2035                                                                            477,488
.........................................................................................................................
           510,000   Browning-Ferris Industries, Inc.
                     sr. notes 6 3/8s, 2008                                                                      515,100
.........................................................................................................................
           190,000   Crown Cork & Seal Company, Inc.
                     bank term loan FRN Ser. B, 4.586s,
                     2008 (acquired 2/21/03, cost $188,100) (RES)                                                192,791
.........................................................................................................................
         1,415,000   Crown Holdings SA notes 10 7/8s,
                     2013 (France)                                                                             1,613,100
.........................................................................................................................
           820,000   Decrane Aircraft Holdings Co.
                     company guaranty Ser. B, 12s, 2008                                                          533,000
.........................................................................................................................
           143,181   EaglePicher bank term loan FRN 4.41s,
                     2009 (acquired 8/6/03, cost $144,056) (RES)                                                 144,076
.........................................................................................................................
           640,000   Earle M. Jorgensen Co. sec. notes
                     9 3/4s, 2012                                                                                700,800
.........................................................................................................................
           520,000   FIMEP SA sr. notes 10 1/2s, 2013 (France)                                                   592,800
.........................................................................................................................
EUR        305,000   Flender Holdings 144A sr. notes 11s,
                     2010 (Germany)                                                                              423,939
.........................................................................................................................
          $133,121   Flowserve Corp. bank term loan FRN
                     Ser. C, 3.979s, 2009 (acquired various
                     dates from 4/30/02 to 2/26/04,
                     cost $133,996) (RES)                                                                        135,159
.........................................................................................................................
             1,000   Flowserve Corp. company guaranty
                     12 1/4s, 2010 (Netherlands)                                                                   1,133
.........................................................................................................................
           198,596   Graham Packaging bank term loan FRN
                     4.288s, 2010 (acquired 2/18/03,
                     cost $197,603) (RES)                                                                        201,244
.........................................................................................................................
           610,000   Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                                    640,500
.........................................................................................................................
EUR        565,000   Impress Metal Packaging Holding NV
                     sr. sub. notes 9 7/8s, 2007 (Netherlands)                                                   333,528
.........................................................................................................................
DEM         65,000   Impress Metal Packaging Holding NV
                     sr. sub. notes 9 7/8s, 2007 (Netherlands)                                                    38,370
.........................................................................................................................
          $100,000   Invensys, PLC bank term loan FRN
                     4.611s, 2009 (acquired 3/11/04,
                     cost $99,750) (United Kingdom) (RES)                                                        101,125
.........................................................................................................................
           785,000   Invensys, PLC notes 9 7/8s, 2011
                     (United Kingdom)                                                                            781,075
.........................................................................................................................
           430,000   K&F Industries, Inc. sr. sub. notes Ser. B,
                     9 5/8s, 2010                                                                                471,388
.........................................................................................................................
           400,000   L-3 Communications Corp. company
                     guaranty 6 1/8s, 2013                                                                       386,000
.........................................................................................................................
           600,000   Legrand SA debs. 8 1/2s, 2025 (France)                                                      618,000
.........................................................................................................................
            80,000   Manitowoc Co., Inc. (The) company
                     guaranty 10 1/2s, 2012                                                                       91,200
.........................................................................................................................
EUR        145,000   Manitowoc Co., Inc. (The) company
                     guaranty 10 3/8s, 2011                                                                      194,489
.........................................................................................................................
          $185,000   Manitowoc Co., Inc. (The) sr. notes
                     7 1/8s, 2013                                                                                185,000
.........................................................................................................................
            50,000   Motors and Gears, Inc. sr. notes Ser. D,
                     10 3/4s, 2006                                                                                42,000
.........................................................................................................................
           118,119   Mueller Group bank term loan FRN
                     4.389s, 2011 (acquired 4/22/04,
                     cost $118,119) (RES)                                                                        118,858
.........................................................................................................................
           155,000   Mueller Group Inc. 144A sec. FRN
                     5.919s, 2011                                                                                158,875
.........................................................................................................................
           215,000   Mueller Group Inc. 144A sr. sub. notes
                     10s, 2012                                                                                   223,600
.........................................................................................................................
           475,000   Owens-Brockway Glass company
                     guaranty 8 1/4s, 2013                                                                       490,438
.........................................................................................................................
           445,000   Owens-Brockway Glass company
                     guaranty 7 3/4s, 2011                                                                       462,800
.........................................................................................................................
           575,000   Owens-Brockway Glass sr. sec. notes
                     8 3/4s, 2012                                                                                623,875
.........................................................................................................................
           129,517   Pike Electric bank term loan FRN
                     4 3/8s, 2010 (acquired 2/27/04,
                     cost $131,298) (RES)                                                                        129,517
.........................................................................................................................
           340,000   Pliant Corp. sec. notes 11 1/8s, 2009                                                       363,800
.........................................................................................................................
           340,000   Roller Bearing Company of America
                     company guaranty Ser. B, 9 5/8s, 2007                                                       336,600
.........................................................................................................................
            97,500   Roper bank term loan FRN 3.127s,
                     2008 (acquired 12/22/03, cost $97,500) (RES)                                                 98,719
.........................................................................................................................
           180,000   Siebe PLC 144A sr. unsub. 6 1/2s,
                     2010 (United Kingdom)                                                                       159,300
.........................................................................................................................
           124,688   Solo Cup Co. bank term loan FRN
                     3.61s, 2011 (acquired 2/19/04,
                     cost $125,438) (RES)                                                                        125,986
.........................................................................................................................
           265,000   Solo Cup Co. 144A sr. sub. notes
                     8 1/2s, 2014                                                                                246,450
.........................................................................................................................
           570,000   Tekni-Plex, Inc. company guaranty Ser. B,
                     12 3/4s, 2010                                                                               547,200
.........................................................................................................................
           380,000   Tekni-Plex, Inc. 144A sr. sec. notes
                     8 3/4s, 2013                                                                                362,900
.........................................................................................................................
           160,000   Terex Corp. company guaranty
                     9 1/4s, 2011                                                                                174,400
.........................................................................................................................
           595,000   Terex Corp. company guaranty Ser. B,
                     10 3/8s, 2011                                                                               661,938
.........................................................................................................................
           315,000   Titan Corp. (The) 144A sr. sub. notes
                     8s, 2011                                                                                    318,150
.........................................................................................................................
            49,875   Transdigm, Inc. bank term loan FRN
                     3.381s, 2010 (acquired 4/19/04,
                     cost $49,875) (RES)                                                                          50,358
.........................................................................................................................
           355,000   Trimas Corp. company guaranty
                     9 7/8s, 2012                                                                                376,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,167,076
------------------------------------------------------------------------------------------------------------------------
Communication Services (3.4%)
.........................................................................................................................
           301,000   Alamosa Delaware, Inc. company
                     guaranty 11s, 2010                                                                          329,595
.........................................................................................................................
           227,000   Alamosa Delaware, Inc. company
                     guaranty stepped-coupon zero %
                     (12s, 7/31/05), 2009 (STP)                                                                  219,055
.........................................................................................................................
           345,000   Alamosa Delaware, Inc. 144A
                     sr. notes 8 1/2s, 2012                                                                      338,100
.........................................................................................................................
           170,000   American Cellular Corp. company
                     guaranty 9 1/2s, 2009                                                                       146,625
.........................................................................................................................
           645,000   American Cellular Corp.
                     sr. notes Ser. B, 10s, 2011                                                                 556,313
.........................................................................................................................
           300,000   American Tower Corp. 144A
                     sr. notes 7 1/2s, 2012                                                                      290,250
.........................................................................................................................
           635,000   American Towers, Inc. company
                     guaranty 7 1/4s, 2011                                                                       636,588
.........................................................................................................................
           490,000   Asia Global Crossing, Ltd. sr. notes
                     13 3/8s, 2010 (Bermuda) (In default) (NON)                                                   44,100
.........................................................................................................................
           735,000   Centennial Cellular Operating Co.
                     company guaranty 10 1/8s, 2013                                                              758,888
.........................................................................................................................
           120,000   Cincinnati Bell Telephone Co.
                     company guaranty 6.3s, 2028                                                                 104,100
.........................................................................................................................
           345,000   Cincinnati Bell, Inc. company
                     guaranty 7 1/4s, 2013                                                                       322,575
.........................................................................................................................
           335,000   Cincinnati Bell, Inc. notes 7 1/4s, 2023                                                    304,850
.........................................................................................................................
           685,000   Cincinnati Bell, Inc. sr. sub. notes
                     8 3/8s, 2014                                                                                609,650
.........................................................................................................................
           383,145   Colo.com, Inc. 144A sr. notes 13 7/8s,
                     2010 (In default) (NON)                                                                          37
.........................................................................................................................
            50,000   Consolidated Communications bank
                     term loan FRN 3.973s, 2012
                     (acquired 4/7/04, cost $50,000) (RES)                                                        50,800
.........................................................................................................................
            99,250   Crown Castle International Corp.
                     bank term loan FRN 4.61s, 2010
                     (acquired 10/3/03, cost $99,250) (RES)                                                       99,250
.........................................................................................................................
           655,000   Crown Castle International Corp.
                     sr. notes 9 3/8s, 2011                                                                      720,500
.........................................................................................................................
            99,250   Dobson Communications Corp. bank
                     term loan FRN 4.669s, 2010
                     (acquired 10/20/03, cost $99,250) (RES)                                                      99,265
.........................................................................................................................
           340,000   Dobson Communications Corp.
                     sr. notes 8 7/8s, 2013                                                                      258,400
.........................................................................................................................
           225,000   Eircom Funding notes 8 1/4s,
                     2013 (Ireland)                                                                              234,000
.........................................................................................................................
           330,000   Fairpoint Communications, Inc.
                     sr. sub. notes 12 1/2s, 2010                                                                351,450
.........................................................................................................................
           199,619   Firstworld Communication Corp.
                     sr. disc. notes zero %, 2008 (In default) (NON)                                                  20
.........................................................................................................................
           187,280   Globix Corp. company guaranty
                     11s, 2008 (PIK)                                                                             151,697
.........................................................................................................................
           705,000   Inmarsat Finance PLC 144A company
                     guaranty 7 5/8s, 2012 (United Kingdom)                                                      682,088
.........................................................................................................................
           515,000   iPCS, Inc. sr. disc. notes stepped-coupon
                     zero % (14s, 7/15/05), 2010
                     (In default) (NON) (STP)                                                                    303,850
.........................................................................................................................
           245,000   iPCS, Inc. 144A sr. notes 11 1/2s, 2012                                                     251,125
.........................................................................................................................
           615,000   Level 3 Financing Inc. 144A sr. notes
                     10 3/4s, 2011                                                                               542,738
.........................................................................................................................
           620,000   Madison River Capital Corp. sr. notes
                     13 1/4s, 2010                                                                               652,550
.........................................................................................................................
           839,000   MCI, Inc. sr. notes 7.735s, 2014                                                            750,010
.........................................................................................................................
           209,000   MCI, Inc. sr. notes 6.688s, 2009                                                            191,475
.........................................................................................................................
           232,167   Nextel bank term loan FRN Ser. E,
                     3.813s, 2010 (acquired 12/19/02,
                     cost $214,668) (RES)                                                                        233,742
.........................................................................................................................
           875,000   Nextel Communications, Inc.
                     sr. notes 7 3/8s, 2015                                                                      883,750
.........................................................................................................................
           242,000   Nextel Partners, Inc. sr. notes
                     12 1/2s, 2009                                                                               282,535
.........................................................................................................................
         1,015,000   Nextel Partners, Inc. sr. notes 8 1/8s, 2011                                              1,035,300
.........................................................................................................................
           475,000   PanAmSat Corp. company guaranty
                     8 1/2s, 2012                                                                                539,125
.........................................................................................................................
           162,500   Qwest Communications International,
                     Inc. bank term loan FRN 6 1/2s, 2007
                     (acquired 6/5/03, cost $160,875) (RES)                                                      168,716
.........................................................................................................................
         1,030,000   Qwest Communications International,
                     Inc. 144A sr. notes 7 1/2s, 2014                                                            929,575
.........................................................................................................................
           120,000   Qwest Communications International,
                     Inc. 144A sr. notes FRN 4.75s, 2009                                                         112,200
.........................................................................................................................
         1,455,000   Qwest Corp. 144A notes 9 1/8s, 2012                                                       1,571,400
.........................................................................................................................
           295,000   Qwest Services Corp. 144A notes
                     14s, 2014                                                                                   351,788
.........................................................................................................................
           245,000   Rogers Wireless, Inc. sec. notes 9 5/8s,
                     2011 (Canada)                                                                               275,013
.........................................................................................................................
           300,000   Rural Cellular Corp. sr. sub. notes Ser. B,
                     9 5/8s, 2008                                                                                283,500
.........................................................................................................................
           135,000   SBA Communications Corp. sr. notes
                     10 1/4s, 2009                                                                               138,375
.........................................................................................................................
            50,000   SBA Senior Finance, Inc. bank term
                     loan FRN 4.687s, 2008 (acquired 2/3/04,
                     cost $50,000) (RES)                                                                          50,281
.........................................................................................................................
           265,000   SBA Telecommunications Inc./SBA
                     Communication Corp. sr. disc. notes
                     stepped-coupon zero % (9 3/4s,
                     12/15/07), 2011                                                                             196,100
.........................................................................................................................
           315,000   Triton PCS, Inc. company guaranty
                     8 3/4s, 2011                                                                                259,875
.........................................................................................................................
           575,000   TSI Telecommunication Services, Inc.
                     company guaranty Ser. B, 12 3/4s, 2009                                                      623,875
.........................................................................................................................
           355,000   UbiquiTel Operating Co. bonds
                     stepped-coupon zero %
                     (14s, 4/15/05), 2010 (STP)                                                                  351,450
.........................................................................................................................
           300,000   UbiquiTel Operating Co. 144A
                     sr. notes 9 7/8s, 2011                                                                      300,000
.........................................................................................................................
           440,000   Western Wireless Corp. sr. notes
                     9 1/4s, 2013                                                                                453,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,039,744
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (10.5%)
.........................................................................................................................
            54,789   Advance Stores bank term loan FRN
                     Ser. C, 3.272s, 2007 (acquired 3/4/03,
                     cost $54,789) (RES)                                                                          55,474
.........................................................................................................................
           250,000   Ameristar Casinos, Inc. company
                     guaranty 10 3/4s, 2009                                                                      285,000
.........................................................................................................................
           160,000   Argosy Gaming Co. sr. sub. notes 9s, 2011                                                   177,200
.........................................................................................................................
           535,000   Argosy Gaming Co. 144A sr. sub. notes
                     7s, 2014                                                                                    521,625
.........................................................................................................................
           410,000   Asbury Automotive Group, Inc.
                     sr. sub. notes 8s, 2014                                                                     391,550
.........................................................................................................................
           785,000   Autonation, Inc. company guaranty
                     9s, 2008                                                                                    887,050
.........................................................................................................................
           130,000   Beazer Homes USA, Inc. company
                     guaranty 8 3/8s, 2012                                                                       137,150
.........................................................................................................................
           156,642   Borgata Resorts bank term loan FRN
                     Ser. B, 5.193s, 2007 (acquired 6/5/02,
                     cost $156,250) (RES)                                                                        157,895
.........................................................................................................................
           540,000   Boyd Gaming Corp. sr. sub. notes
                     8 3/4s, 2012                                                                                573,750
.........................................................................................................................
           130,000   Boyd Gaming Corp. sr. sub. notes
                     7 3/4s, 2012                                                                                131,300
.........................................................................................................................
           290,000   Building Materials Corp. company
                     guaranty 8s, 2008                                                                           290,725
.........................................................................................................................
           320,000   Chumash Casino & Resort Enterprise
                     144A sr. notes 9s, 2010                                                                     347,600
.........................................................................................................................
           123,986   Coinmach Corp. bank term loan FRN
                     Ser. B, 4.232s, 2009 (acquired 1/31/02,
                     cost $123,831) (RES)                                                                        124,668
.........................................................................................................................
         1,050,000   Coinmach Corp. sr. notes 9s, 2010                                                         1,055,250
.........................................................................................................................
           635,000   Collins & Aikman Products company
                     guaranty 10 3/4s, 2011                                                                      635,000
.........................................................................................................................
            49,239   Corrections Corporation of America
                     bank term loan FRN 3.36s, 2008
                     (acquired 8/5/03, cost $49,239) (RES)                                                        49,669
.........................................................................................................................
           560,000   D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                                    613,200
.........................................................................................................................
           130,000   D.R. Horton, Inc. sr. notes 6 7/8s, 2013                                                    133,250
.........................................................................................................................
           350,000   D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                                    332,500
.........................................................................................................................
           140,000   Dana Corp. notes 10 1/8s, 2010                                                              158,550
.........................................................................................................................
           450,000   Dana Corp. notes 9s, 2011                                                                   526,500
.........................................................................................................................
            85,000   Dana Corp. notes 7s, 2029                                                                    81,600
.........................................................................................................................
           240,000   Dana Corp. notes 6 1/2s, 2009                                                               249,600
.........................................................................................................................
           470,000   Dayton Superior Corp. sec. notes
                     10 3/4s, 2008                                                                               472,350
.........................................................................................................................
           170,000   Delco Remy International, Inc.
                     company guaranty 11s, 2009                                                                  180,200
.........................................................................................................................
           430,000   Delco Remy International, Inc. 144A
                     sr. sub. notes 9 3/8s, 2012                                                                 417,100
.........................................................................................................................
           415,154   Derby Cycle Corp. (The) sr. notes 10s,
                     2008 (In default) (NON)                                                                          42
.........................................................................................................................
DEM      1,096,490   Derby Cycle Corp. (The) sr. notes 9 3/8s,
                     2008 (In default) (NON)                                                                          68
.........................................................................................................................
          $945,000   Dex Media East, LLC/Dex Media East
                     Finance Co. sr. notes Ser. B, 8 1/2s, 2010                                                1,030,050
.........................................................................................................................
           178,704   Dex Media West, LLC bank term loan
                     FRN 3.467s, 2010 (acquired 9/9/03,
                     cost $178,704) (RES)                                                                        182,017
.........................................................................................................................
           430,000   Dex Media, Inc. 144A disc. notes
                     stepped-coupon zero % (9s,
                     11/15/08), 2013 (STP)                                                                       277,350
.........................................................................................................................
           490,000   Dex Media, Inc. 144A notes 8s, 2013                                                         470,400
.........................................................................................................................
           160,000   Dura Operating Corp. company
                     guaranty Ser. B, 8 5/8s, 2012                                                               163,200
.........................................................................................................................
           405,000   Dura Operating Corp. company
                     guaranty Ser. D, 9s, 2009                                                                   397,913
.........................................................................................................................
           199,000   FelCor Lodging LP company
                     guaranty 10s, 2008 (R)                                                                      210,940
.........................................................................................................................
           390,000   Finlay Fine Jewelry Corp. 144A
                     sr. notes 8 3/8s, 2012                                                                      405,600
.........................................................................................................................
           575,000   Gaylord Entertainment Co. sr. notes
                     8s, 2013                                                                                    582,906
.........................................................................................................................
           100,000   Goodyear Tire & Rubber Co. (The)
                     bank term loan FRN 6.059s, 2006
                     (acquired 2/19/04, cost $100,000) (RES)                                                     101,125
.........................................................................................................................
         1,175,000   Goodyear Tire & Rubber Co. (The)
                     notes 7.857s, 2011                                                                        1,072,188
.........................................................................................................................
           165,000   Goodyear Tire & Rubber Co. (The)
                     notes 6 3/8s, 2008                                                                          155,100
.........................................................................................................................
           143,542   Hayes Lemmerz International, Inc.
                     bank term loan FRN 5.071s, 2009
                     (acquired 6/3/03, cost $142,106) (RES)                                                      146,143
.........................................................................................................................
           475,000   Herbst Gaming, Inc. 144A
                     sr. sub. notes 8 1/8s, 2012                                                                 480,938
.........................................................................................................................
           710,000   Hilton Hotels Corp. notes 7 5/8s, 2012                                                      766,800
.........................................................................................................................
           301,000   HMH Properties, Inc. company
                     guaranty Ser. B, 7 7/8s, 2008                                                               308,525
.........................................................................................................................
         1,082,821   Hollinger Participation Trust 144A
                     sr. notes 12 1/8s, 2010 (Canada) (PIK)                                                    1,261,486
.........................................................................................................................
           835,000   Hollywood Park, Inc. company
                     guaranty Ser. B, 9 1/4s, 2007                                                               855,875
.........................................................................................................................
           790,000   Horseshoe Gaming Holdings company
                     guaranty 8 5/8s, 2009                                                                       824,563
.........................................................................................................................
           220,000   Host Marriott LP sr. notes 7 1/8s, 2013 (R)                                                 215,600
.........................................................................................................................
           235,000   Host Marriott LP sr. notes Ser. E,
                     8 3/8s, 2006 (R)                                                                            247,925
.........................................................................................................................
           275,000   Houghton Mifflin Co. sr. sub. notes
                     9 7/8s, 2013                                                                                275,000
.........................................................................................................................
           770,000   Icon Health & Fitness company guaranty
                     11 1/4s, 2012                                                                               839,300
.........................................................................................................................
            99,250   IESI Corp. bank term loan FRN 4.147s,
                     2010 (acquired various dates from
                     10/20/03 to 10/21/03, cost $99,813) (RES)                                                   100,739
.........................................................................................................................
           555,000   IESI Corp. company guaranty 10 1/4s, 2012                                                   599,400
.........................................................................................................................
           245,000   Inn of the Mountain Gods 144A
                     sr. notes 12s, 2010                                                                         271,950
.........................................................................................................................
           425,000   ITT Corp. debs. 7 3/8s, 2015                                                                425,000
.........................................................................................................................
           515,000   ITT Corp. notes 6 3/4s, 2005                                                                530,450
.........................................................................................................................
           845,000   JC Penney Co., Inc. debs. 7.95s, 2017                                                       939,006
.........................................................................................................................
           150,000   JC Penney Co., Inc. debs. 7.65s, 2016                                                       163,125
.........................................................................................................................
           375,000   JC Penney Co., Inc. debs. 7 1/8s, 2023                                                      384,375
.........................................................................................................................
            20,000   JC Penney Co., Inc. notes 8s, 2010                                                           22,350
.........................................................................................................................
         1,055,000   John Q. Hammons Hotels LP/John Q.
                     Hammons Hotels Finance Corp. III
                     1st mtge. Ser. B, 8 7/8s, 2012                                                            1,153,906
.........................................................................................................................
           785,000   Jostens Holding Corp. sr. disc.
                     notes stepped-coupon zero %
                     (10 1/4s, 12/1/08), 2013 (STP)                                                              533,800
.........................................................................................................................
           177,021   Jostens, Inc. bank term loan FRN
                     Ser. B, 3.72s, 2010 (acquired
                     7/28/03, cost $177,021) (RES)                                                               179,123
.........................................................................................................................
           425,000   Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                                  473,875
.........................................................................................................................
           145,000   K. Hovnanian Enterprises, Inc.
                     company guaranty 10 1/2s, 2007                                                              166,388
.........................................................................................................................
           490,000   K. Hovnanian Enterprises, Inc.
                     company guaranty 8 7/8s, 2012                                                               514,500
.........................................................................................................................
           250,000   K. Hovnanian Enterprises, Inc.
                     sr. notes 6 1/2s, 2014                                                                      232,500
.........................................................................................................................
           315,000   K. Hovnanian Enterprises, Inc. 144A
                     sr. notes 6 3/8s, 2014                                                                      288,225
.........................................................................................................................
           290,000   K2, Inc. 144A sr. notes 7 3/8s, 2014                                                        295,075
.........................................................................................................................
         1,100,000   Laidlaw International, Inc. sr. notes
                     10 3/4s, 2011                                                                             1,200,375
.........................................................................................................................
           162,963   Lamar Media Corp. bank term loan
                     FRN 3.188s, 2010 (acquired 2/27/03,
                     cost $162,963) (RES)                                                                        165,000
.........................................................................................................................
           470,000   Lamar Media Corp. company guaranty
                     7 1/4s, 2013                                                                                478,225
.........................................................................................................................
            50,000   Landsource bank term loan FRN 3 7/8s,
                      2010 (acquired 1/12/04, cost $50,000) (RES)                                                 50,625
.........................................................................................................................
           795,000   Levi Strauss & Co. sr. notes 12 1/4s, 2012                                                  783,075
.........................................................................................................................
           370,000   Mandalay Resort Group sr. notes
                     6 3/8s, 2011                                                                                376,013
.........................................................................................................................
           435,000   Meristar Hospitality Corp. company
                     guaranty 9 1/8s, 2011 (R)                                                                   439,350
.........................................................................................................................
           470,000   Meristar Hospitality Corp. company
                     guaranty 9s, 2008 (R)                                                                       474,700
.........................................................................................................................
            65,000   MeriStar Hospitality Operating
                     Partnership/MeriStar Hospitality
                     Finance Corp. company guaranty
                     10 1/2s, 2009                                                                                69,225
.........................................................................................................................
           250,000   Meritage Corp. company guaranty
                     9 3/4s, 2011                                                                                275,000
.........................................................................................................................
           185,000   Meritage Corp. sr. notes 7s, 2014                                                           175,750
.........................................................................................................................
           340,000   Meritor Automotive, Inc. notes 6.8s, 2009                                                   345,950
.........................................................................................................................
           535,000   Metaldyne Corp. 144A sr. notes 10s, 2013                                                    524,300
.........................................................................................................................
           675,000   MGM Mirage, Inc. company guaranty
                     8 1/2s, 2010                                                                                729,000
.........................................................................................................................
           440,000   MGM Mirage, Inc. company guaranty
                     6s, 2009                                                                                    431,200
.........................................................................................................................
            45,000   Mohegan Tribal Gaming Authority
                     sr. notes 8 1/8s, 2006                                                                       47,475
.........................................................................................................................
           180,000   Mohegan Tribal Gaming Authority
                     sr. sub. notes 8 3/8s, 2011                                                                 194,400
.........................................................................................................................
         1,115,000   Mohegan Tribal Gaming Authority
                     sr. sub. notes 6 3/8s, 2009                                                               1,117,788
.........................................................................................................................
           460,000   Nortek Holdings, Inc. 144A sr. notes
                     stepped-coupon zero % (10s,
                     11/15/07), 2011 (STP)                                                                       368,000
.........................................................................................................................
           335,000   Nortek, Inc. sr. sub. notes Ser. B,
                     9 7/8s, 2011                                                                                379,388
.........................................................................................................................
           290,000   Owens Corning bonds 7 1/2s, 2018
                     (In default) (NON)                                                                          130,500
.........................................................................................................................
           760,000   Owens Corning notes 7 1/2s, 2005
                     (In default) (NON)                                                                          342,000
.........................................................................................................................
           390,000   Oxford Industries, Inc. 144A
                     sr. notes 8 7/8s, 2011                                                                      411,450
.........................................................................................................................
           750,000   Park Place Entertainment Corp.
                     sr. notes 7 1/2s, 2009                                                                      789,375
.........................................................................................................................
           415,000   Park Place Entertainment Corp.
                     sr. notes 7s, 2013                                                                          418,113
.........................................................................................................................
           185,000   Park Place Entertainment Corp.
                     sr. sub. notes 8 7/8s, 2008                                                                 200,725
.........................................................................................................................
           126,079   Penn National Gaming, Inc. bank term
                     loan FRN 3.61s, 2010 (acquired 2/19/03,
                     cost $125,921) (RES)                                                                        127,623
.........................................................................................................................
           400,000   Penn National Gaming, Inc. company
                     guaranty Ser. B, 11 1/8s, 2008                                                              441,000
.........................................................................................................................
           845,000   Penn National Gaming, Inc. sr. sub. notes
                     8 7/8s, 2010                                                                                917,881
.........................................................................................................................
           180,000   Phillips-Van Heusen Corp. 144A
                     sr. notes 7 1/4s, 2011                                                                      180,900
.........................................................................................................................
            95,348   Pinnacle Entertainment, Inc. bank term
                     loan FRN 4.6s, 2009 (acquired 12/15/03,
                     cost $95,348) (RES)                                                                          96,540
.........................................................................................................................
           460,000   Pinnacle Entertainment, Inc.
                     sr. sub. notes 8 3/4s, 2013                                                                 456,550
.........................................................................................................................
           210,000   Pinnacle Entertainment, Inc. 144A
                     sr. sub. notes 8 1/4s, 2012                                                                 201,075
.........................................................................................................................
           127,175   PRIMEDIA, Inc. bank term loan FRN
                     Ser. B, 4 1/8s, 2009 (acquired 2/10/03,
                     cost $121,770) (RES)                                                                        121,833
.........................................................................................................................
           680,000   PRIMEDIA, Inc. company guaranty
                     8 7/8s, 2011                                                                                673,200
.........................................................................................................................
           700,000   PRIMEDIA, Inc. 144A sr. notes 8s, 2013                                                      659,750
.........................................................................................................................
           300,000   Reader's Digest Association, Inc. (The)
                     sr. notes 6 1/2s, 2011                                                                      292,875
.........................................................................................................................
           610,000   Resorts International Hotel and Casino, Inc.
                     company guaranty 11 1/2s, 2009                                                              689,300
.........................................................................................................................
           246,315   RH Donnelley Finance Corp. I bank term
                     loan FRN Ser. B, 3.52s, 2010 (acquired
                     various dates from 12/4/02 to 12/10/03,
                     cost $246,309) (RES)                                                                        249,599
.........................................................................................................................
           110,000   RH Donnelley Finance Corp. I
                     company guaranty 8 7/8s, 2010                                                               120,725
.........................................................................................................................
           780,000   RH Donnelley Finance Corp. I 144A
                     sr. notes 8 7/8s, 2010                                                                      856,050
.........................................................................................................................
           390,000   RH Donnelley Finance Corp. I 144A
                     sr. sub. notes 10 7/8s, 2012                                                                452,400
.........................................................................................................................
           580,000   Russell Corp. company guaranty
                     9 1/4s, 2010                                                                                613,350
.........................................................................................................................
           996,000   Saks, Inc. company guaranty 7s, 2013                                                        983,550
.........................................................................................................................
           955,000   Samsonite Corp. 144A sr. sub. notes
                     8 7/8s, 2011                                                                                988,425
.........................................................................................................................
           330,000   Schuler Homes, Inc. company guaranty
                     10 1/2s, 2011                                                                               376,613
.........................................................................................................................
           246,884   Scientific Games Holdings bank term
                     loan FRN 3.85s, 2008 (acquired
                     12/11/02, cost $245,650) (RES)                                                              249,559
.........................................................................................................................
           100,000   Sealy Mattress Co. bank term loan
                     FRN 3.86s, 2012 (acquired 4/2/04,
                     cost $100,000) (RES)                                                                        101,500
.........................................................................................................................
           895,000   Sealy Mattress Co. 144A
                     sr. sub. notes 8 1/4s, 2014                                                                 899,475
.........................................................................................................................
            92,117   SPX Corp. bank term loan FRN Ser. B,
                     3 1/8s, 2009 (acquired various dates from
                     7/23/02 to 8/26/03, cost $92,117) (RES)                                                      93,115
.........................................................................................................................
           335,000   Standard Pacific Corp. sr. notes
                     7 3/4s, 2013                                                                                337,513
.........................................................................................................................
            65,000   Starwood Hotels & Resorts Worldwide,
                     Inc. company guaranty 7 7/8s, 2012                                                           69,550
.........................................................................................................................
           325,000   Starwood Hotels & Resorts Worldwide,
                     Inc. company guaranty 7 3/8s, 2007                                                          342,063
.........................................................................................................................
           430,000   Station Casinos, Inc. sr. notes 6s, 2012                                                    416,025
.........................................................................................................................
           420,000   Station Casinos, Inc. sr. sub. notes
                     6 7/8s, 2016                                                                                404,250
.........................................................................................................................
           280,000   Technical Olympic USA, Inc. company
                     guaranty 10 3/8s, 2012                                                                      291,900
.........................................................................................................................
           195,000   Technical Olympic USA, Inc. company
                     guaranty 9s, 2010                                                                           199,875
.........................................................................................................................
           645,000   Tenneco Automotive, Inc. sec. notes
                     Ser. B, 10 1/4s, 2013                                                                       728,850
.........................................................................................................................
         1,025,000   Trump Atlantic City Associates
                     company guaranty 11 1/4s, 2006                                                              891,750
.........................................................................................................................
           485,000   Trump Casino Holdings, LLC company
                     guaranty 12 5/8s, 2010                                                                      497,125
.........................................................................................................................
           104,738   TRW Automotive bank term loan FRN
                     3.438s, 2011 (acquired 1/7/04,
                     cost $104,738) (RES)                                                                        106,549
.........................................................................................................................
           455,000   United Auto Group, Inc. company
                     guaranty 9 5/8s, 2012                                                                       498,225
.........................................................................................................................
           775,000   Vertis, Inc. company guaranty Ser. B,
                     10 7/8s, 2009                                                                               837,000
.........................................................................................................................
           620,000   Vertis, Inc. sub. notes 13 1/2s, 2009                                                       620,000
.........................................................................................................................
           160,000   Von Hoffman Press, Inc. company
                     guaranty 10 3/8s, 2007                                                                      160,800
.........................................................................................................................
           810,000   Von Hoffman Press, Inc. company
                     guaranty 10 1/4s, 2009                                                                      832,275
.........................................................................................................................
           246,492   Von Hoffman Press, Inc. debs. 13s, 2009 (PIK)                                               214,448
.........................................................................................................................
           135,000   WCI Communities, Inc. company
                     guaranty 10 5/8s, 2011                                                                      148,163
.........................................................................................................................
           590,000   WCI Communities, Inc. company
                     guaranty 9 1/8s, 2012                                                                       632,775
.........................................................................................................................
           347,000   William Carter Holdings Co. (The)
                     company guaranty Ser. B, 10 7/8s, 2011                                                      390,375
.........................................................................................................................
           137,500   WRC Media Corp. bank term loan FRN
                     6.761s, 2009 (acquired 3/25/04,
                     cost $137,500) (RES)                                                                        137,328
.........................................................................................................................
           450,000   WRC Media Corp. sr. sub. notes
                     12 3/4s, 2009                                                                               410,063
.........................................................................................................................
            52,000   Yell Finance BV sr. notes 10 3/4s,
                     2011 (Netherlands)                                                                           59,462
------------------------------------------------------------------------------------------------------------------------
                                                                                                              58,516,851
------------------------------------------------------------------------------------------------------------------------
            40,000   Adelphia Communications Corp.
                     notes Ser. B, 9 7/8s, 2005 (In default) (NON)                                                39,600
.........................................................................................................................
           220,000   Adelphia Communications Corp.
                     sr. notes 10 7/8s, 2010 (In default) (NON)                                                  222,200
.........................................................................................................................
            45,000   Adelphia Communications Corp.
                     sr. notes 9 3/8s, 2009 (In default) (NON)                                                    45,563
.........................................................................................................................
           330,000   Adelphia Communications Corp.
                     sr. notes Ser. B, 9 7/8s, 2007 (In default) (NON)                                           326,700
.........................................................................................................................
            28,890   Affinity Group Holdings bank term
                     loan FRN Ser. B1, 5.195s, 2009
                     (acquired 5/27/03, cost $28,818) (RES)                                                       29,131
.........................................................................................................................
            72,226   Affinity Group Holdings bank term
                     loan FRN Ser. B2, 5.321s, 2009
                     (acquired 5/27/03, cost $72,045) (RES)                                                       72,828
.........................................................................................................................
           445,000   Affinity Group, Inc. 144A sr. sub. notes
                     9s, 2012                                                                                    456,125
.........................................................................................................................
           555,000   AMC Entertainment, Inc. sr. sub. notes
                     9 7/8s, 2012                                                                                582,750
.........................................................................................................................
           450,000   AMC Entertainment, Inc. 144A
                     sr. sub. notes 8s, 2014                                                                     429,750
.........................................................................................................................
           440,565   American Seafood Group, LLC bank
                     term loan FRN Ser. B, 4.35s, 2009
                     (acquired 4/11/02, cost $440,124) (RES)                                                     441,482
.........................................................................................................................
           150,000   AMF Bowling Worldwide bank term
                     loan FRN 4.152s, 2009 (acquired
                     2/25/04, cost $150,000) (RES)                                                               151,031
.........................................................................................................................
           291,553   Archibald Candy Corp. company
                     guaranty 10s, 2007 (In default) (NON) (PIK)                                                 201,172
.........................................................................................................................
           555,000   Armkel, LLC/Armkel Finance
                     sr. sub. notes 9 1/2s, 2009                                                                 606,338
.........................................................................................................................
           490,000   Brand Services, Inc. company guaranty
                     12s, 2012                                                                                   568,400
.........................................................................................................................
         1,155,000   Cablevision Systems Corp. 144A
                     sr. notes 8s, 2012                                                                        1,137,675
.........................................................................................................................
           405,000   Capital Records, Inc. 144A company
                     guaranty 8 3/8s, 2009                                                                       435,375
.........................................................................................................................
           900,000   Century Cable Holdings bank term
                     loan FRN 6s, 2009 (acquired various
                     dates from 6/5/02 to 6/11/02,
                     cost $749,082) (RES)                                                                        871,875
.........................................................................................................................
           200,000   Charter bank term loan FRN 4.42s,
                     2011 (acquired 4/21/04, cost $200,000) (RES)                                                199,045
.........................................................................................................................
           180,000   Charter Communications Holdings, LLC/
                     HCapital Corp. sr. disc. notes
                     stepped-coupon zero % (12 1/8s,
                     1/15/07), 2012 (STP)                                                                        107,100
.........................................................................................................................
           450,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. disc. notes
                     stepped-coupon zero % (11 3/4s,
                     5/15/06), 2011 (STP)                                                                        291,375
.........................................................................................................................
           535,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. notes 11 1/8s, 2011                                                       449,400
.........................................................................................................................
           735,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. notes 10 3/4s, 2009                                                       617,400
.........................................................................................................................
           350,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. notes 10 1/4s, 2010                                                       288,750
.........................................................................................................................
         1,420,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. notes 10s, 2011                                                         1,121,800
.........................................................................................................................
            75,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. notes 8 5/8s, 2009                                                         59,813
.........................................................................................................................
           710,000   Cinemark USA, Inc. sr. sub. notes 9s, 2013                                                  774,788
.........................................................................................................................
           805,000   Cinemark, Inc. 144A sr. disc. notes
                     stepped-coupon zero % (9 3/4s,
                     3/15/09), 2014 (STP)                                                                        525,263
.........................................................................................................................
            93,750   Constellation Brands, Inc. bank
                     term loan FRN 3.213s, 2008
                     (acquired 11/3/03, cost $93,750) (RES)                                                       95,123
.........................................................................................................................
           275,000   Constellation Brands, Inc. company
                     guaranty Ser. B, 8s, 2008                                                                   296,313
.........................................................................................................................
           380,000   Constellation Brands, Inc.
                     sr. sub. notes Ser. B, 8 1/8s, 2012                                                         400,900
.........................................................................................................................
           340,000   CSC Holdings, Inc. debs. 7 5/8s, 2018                                                       317,050
.........................................................................................................................
           140,000   Dean Foods Co. sr. notes 6 5/8s, 2009                                                       144,200
.........................................................................................................................
           200,000   Del Monte Corp. company guaranty
                     Ser. B, 9 1/4s, 2011                                                                        216,000
.........................................................................................................................
           470,000   Del Monte Corp. sr. sub. notes
                     8 5/8s, 2012                                                                                506,425
.........................................................................................................................
           159,792   Del Monte Foods Co. bank term loan
                     FRN Ser. B, 3.408s, 2010 (acquired
                     12/16/02, cost $158,993) (RES)                                                              161,939
.........................................................................................................................
           123,888   DirecTV bank term loan FRN Ser. B,
                     3.49s, 2010 (acquired various dates
                     from 3/4/03 to 8/5/03, cost $123,888) (RES)                                                 125,467
.........................................................................................................................
         1,656,000   Diva Systems Corp. sr. disc. notes Ser. B,
                     12 5/8s, 2008 (In default) (NON)                                                              4,140
.........................................................................................................................
           750,000   Doane Pet Care Co. sr. sub. debs.
                     9 3/4s, 2007                                                                                691,875
.........................................................................................................................
            16,274   Dole Food Co. bank term loan FRN
                     Ser. D, 4.166s, 2009 (acquired 3/28/03,
                     cost $16,274) (RES)                                                                          16,505
.........................................................................................................................
           220,000   Dole Food Co. sr. notes 8 7/8s, 2011                                                        232,650
.........................................................................................................................
           170,000   Dole Food Co. sr. notes 8 5/8s, 2009                                                        178,075
.........................................................................................................................
           315,000   Domino's, Inc. sr. sub. notes 8 1/4s, 2011                                                  333,900
.........................................................................................................................
           305,000   Eagle Family Foods company guaranty
                     Ser. B, 8 3/4s, 2008                                                                        213,500
.........................................................................................................................
           765,000   Echostar DBS Corp. sr. notes 6 3/8s, 2011                                                   753,525
.........................................................................................................................
           205,000   Elizabeth Arden, Inc. company guaranty
                     7 3/4s, 2014                                                                                208,588
.........................................................................................................................
         1,205,000   Granite Broadcasting Corp. 144A
                     sec. notes 9 3/4s, 2010                                                                   1,120,650
.........................................................................................................................
            69,650   Insight Midwest LP/Insight Capital, Inc.
                     bank term loan FRN 3.937s, 2009
                     (acquired 11/5/01, cost $69,519) (RES)                                                       70,550
.........................................................................................................................
           825,000   Kabel Deutsheland GmbH 144A
                     sr. notes 10 5/8s, 2014 (Germany)                                                           847,688
.........................................................................................................................
            38,980   Knology, Inc. 144A sr. notes 12s, 2009 (PIK)                                                 36,836
.........................................................................................................................
           495,000   Land O'Lakes, Inc.
                     sr. notes 8 3/4s, 2011                                                                      460,350
.........................................................................................................................
           495,000   Mediacom LLC/Mediacom Capital Corp.
                     sr. notes 9 1/2s, 2013                                                                      477,675
.........................................................................................................................
           150,000   MGM bank term loan FRN 3.6s, 2011
                     (acquired 4/21/04, cost $150,000) (RES)                                                     150,488
.........................................................................................................................
           770,000   News America Holdings, Inc. company
                     guaranty 9 1/4s, 2013                                                                       966,164
.........................................................................................................................
           300,000   North Atlantic Trading Co. 144A
                     sr. notes 9 1/4s, 2012                                                                      290,250
.........................................................................................................................
           440,000   Olympus Cable bank term loan FRN
                     Ser. B, 6s, 2010 (acquired 6/20/02,
                     cost $383,460) (RES)                                                                        426,407
.........................................................................................................................
           565,000   Pinnacle Foods Holding Corp. 144A
                     sr. sub. notes 8 1/4s, 2013                                                                 545,225
.........................................................................................................................
           665,000   Playtex Products, Inc. company
                     guaranty 9 3/8s, 2011                                                                       646,713
.........................................................................................................................
           630,000   Playtex Products, Inc. 144A secd. notes
                     8s, 2011                                                                                    655,988
.........................................................................................................................
           580,000   Premier International Foods PLC sr. notes
                     12s, 2009 (United Kingdom)                                                                  619,150
.........................................................................................................................
           600,000   Prestige Brands, Inc. 144A sr. sub. notes
                     9 1/4s, 2012                                                                                576,000
.........................................................................................................................
           185,000   Quebecor Media, Inc. sr. disc. notes
                     stepped-coupon zero % (13 3/4s,
                     7/15/06), 2011 (Canada) (STP)                                                               171,125
.........................................................................................................................
           455,000   Quebecor Media, Inc. sr. notes 11 1/8s,
                     2011 (Canada)                                                                               518,700
.........................................................................................................................
           108,232   Rayovac Corp. bank term loan FRN
                     Ser. B, 3.73s, 2009 (acquired 9/26/02,
                     cost $108,124) (RES)                                                                        109,359
.........................................................................................................................
           625,000   Remington Arms Co., Inc. company
                     guaranty 10 1/2s, 2011                                                                      606,250
.........................................................................................................................
            99,750   Rite Aid Corp. bank term loan FRN 4.261s,
                     2008 (acquired 5/16/03, cost $99,625) (RES)                                                 101,670
.........................................................................................................................
           475,000   Rite Aid Corp. company guaranty
                     9 1/2s, 2011                                                                                523,688
.........................................................................................................................
            30,000   Rite Aid Corp. debs. 6 7/8s, 2013                                                            27,600
.........................................................................................................................
            65,000   Rite Aid Corp. notes 7 1/8s, 2007                                                            66,463
.........................................................................................................................
           300,000   Rite Aid Corp. sec. notes 8 1/8s, 2010                                                      315,750
.........................................................................................................................
           460,000   Rite Aid Corp. sr. notes 9 1/4s, 2013                                                       483,000
.........................................................................................................................
            35,000   Rite Aid Corp. 144A notes 6s, 2005                                                           35,000
.........................................................................................................................
           244,386   Roundy's bank term loan FRN 3.11s, 2009
                     (acquired 6/3/02, cost $244,386) (RES)                                                      246,219
.........................................................................................................................
           710,000   Sbarro, Inc. company guaranty 11s, 2009                                                     621,250
.........................................................................................................................
            79,800   Scotts Co. (The) bank term loan FRN
                     3.275s, 2010 (acquired 10/16/03,
                     cost $79,800) (RES)                                                                          80,935
.........................................................................................................................
           215,000   Scotts Co. (The) sr. sub. notes 6 5/8s, 2013                                                215,000
.........................................................................................................................
            84,885   Six Flags, Inc. bank term loan FRN Ser. B,
                     3.65s, 2009 (acquired 1/15/03,
                     cost $84,779) (RES)                                                                          85,593
.........................................................................................................................
           580,000   Six Flags, Inc. sr. notes 8 7/8s, 2010                                                      577,100
.........................................................................................................................
           725,000   Six Flags, Inc. 144A sr. notes 9 5/8s, 2014                                                 721,375
.........................................................................................................................
           157,595   Sum Media bank term loan FRN Ser. B,
                     3.42s, 2009 (acquired 2/4/03,
                     cost $157,595) (RES)                                                                        159,040
.........................................................................................................................
           245,000   Videotron Ltee company guaranty
                     6 7/8s, 2014 (Canada)                                                                       238,263
.........................................................................................................................
           100,000   Vivendi Universal SA bank term loan
                     FRN Ser. B, 4.07s, 2008 (acquired 6/23/03,
                     cost $100,000) (France) (RES)                                                               100,438
.........................................................................................................................
           460,000   Vivendi Universal SA sr. notes 6 1/4s,
                     2008 (France)                                                                               490,052
.........................................................................................................................
           199,500   Warner Music bank term loan FRN
                     4.173s, 2011 (acquired 4/8/04,
                     cost $200,406) (RES)                                                                        202,285
.........................................................................................................................
           605,000   Williams Scotsman, Inc. company
                     guaranty 9 7/8s, 2007                                                                       600,463
.........................................................................................................................
           518,000   Young Broadcasting, Inc. company
                     guaranty 10s, 2011                                                                          527,065
.........................................................................................................................
           300,000   Young Broadcasting, Inc. 144A sr. sub.
                     notes 8 3/4s, 2014                                                                          283,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              31,946,221
------------------------------------------------------------------------------------------------------------------------
Energy (4.3%)
.........................................................................................................................
           680,000   Arch Western Finance, LLC 144A
                     sr. notes 6 3/4s, 2013                                                                      680,000
.........................................................................................................................
           570,000   BRL Universal Equipment sec. notes
                     8 7/8s, 2008                                                                                611,325
.........................................................................................................................
           455,000   CHC Helicopter Corp. 144A
                     sr. sub. notes 7 3/8s, 2014 (Canada)                                                        447,038
.........................................................................................................................
           305,000   Chesapeake Energy Corp. company
                     guaranty 9s, 2012                                                                           342,744
.........................................................................................................................
           229,000   Chesapeake Energy Corp. company
                     guaranty 7 3/4s, 2015                                                                       238,733
.........................................................................................................................
           990,000   Chesapeake Energy Corp. sr. notes
                     7 1/2s, 2013                                                                              1,029,600
.........................................................................................................................
           420,000   Comstock Resources, Inc. sr. notes
                     6 7/8s, 2012                                                                                399,000
.........................................................................................................................
           150,000   Dresser, Inc. bank term loan FRN
                     4.68s, 2010 (acquired 2/27/04,
                     cost $151,052) (RES)                                                                        152,475
.........................................................................................................................
           625,000   Dresser, Inc. company guaranty
                     9 3/8s, 2011                                                                                668,750
.........................................................................................................................
           157,000   El Paso Energy Partners LP company
                     guaranty Ser. B, 8 1/2s, 2011                                                               168,775
.........................................................................................................................
           485,000   Encore Acquisition Co. company
                     guaranty 8 3/8s, 2012                                                                       518,950
.........................................................................................................................
           210,000   Encore Acquisition Co. 144A
                     sr. sub. notes 6 1/4s, 2014                                                                 197,400
.........................................................................................................................
           595,000   Exco Resources, Inc. company
                     guaranty 7 1/4s, 2011                                                                       603,925
.........................................................................................................................
           550,000   Forest Oil Corp. company guaranty
                     7 3/4s, 2014                                                                                559,625
.........................................................................................................................
           260,000   Forest Oil Corp. sr. notes 8s, 2011                                                         278,200
.........................................................................................................................
           185,000   Forest Oil Corp. sr. notes 8s, 2008                                                         197,025
.........................................................................................................................
           350,000   Gazprom OAO notes Ser. REGS,
                     9 5/8s, 2013 (Russia)                                                                       360,063
.........................................................................................................................
           830,000   Gazprom OAO 144A notes 9 5/8s,
                     2013 (Russia)                                                                               853,863
.........................................................................................................................
           320,000   Hanover Compressor Co. sr. notes
                     9s, 2014                                                                                    332,000
.........................................................................................................................
           295,000   Hanover Compressor Co. sr. notes
                     8 5/8s, 2010                                                                                305,325
.........................................................................................................................
           445,000   Hanover Compressor Co. sub. notes
                     zero %, 2007                                                                                351,550
.........................................................................................................................
           295,000   Hanover Equipment Trust sec. notes
                     Ser. A, 8 1/2s, 2008                                                                        311,963
.........................................................................................................................
           415,000   Hornbeck Offshore Services, Inc.
                     sr. notes 10 5/8s, 2008                                                                     452,869
.........................................................................................................................
           300,000   KCS Energy, Inc. 144A sr. notes
                     7 1/8s, 2012                                                                                298,500
.........................................................................................................................
           250,000   Key Energy Services, Inc. sr. notes
                     6 3/8s, 2013                                                                                236,250
.........................................................................................................................
            57,767   Magellan Midstream Holdings bank
                     term loan FRN 3.92s, 2008 (acquired
                     6/13/03, cost $57,189) (RES)                                                                 58,056
.........................................................................................................................
           465,000   Massey Energy Co. sr. notes 6 5/8s, 2010                                                    462,675
.........................................................................................................................
           620,000   Newfield Exploration Co. sr. notes
                     7 5/8s, 2011                                                                                669,600
.........................................................................................................................
           555,000   Offshore Logistics, Inc. company
                     guaranty 6 1/8s, 2013                                                                       527,250
.........................................................................................................................
           484,073   Oslo Seismic Services, Inc. 1st mtge.
                     8.28s, 2011                                                                                 488,914
.........................................................................................................................
           290,000   Pacific Energy Partners/Pacific Energy
                     Finance Corp. 144A sr. notes 7 1/8s, 2014                                                   294,350
.........................................................................................................................
           100,000   Parker Drilling Co. bank term loan FRN
                     5.57s, 2007 (acquired 10/22/03,
                     cost $99,000) (RES)                                                                         100,375
.........................................................................................................................
           485,000   Parker Drilling Co. company guaranty
                     Ser. B, 10 1/8s, 2009                                                                       511,675
.........................................................................................................................
            74,063   Peabody Energy Corp. bank term loan
                     FRN Ser. B, 3.228s, 2010 (acquired
                     3/20/03, cost $74,063) (RES)                                                                 74,803
.........................................................................................................................
           620,000   Peabody Energy Corp. sr. notes
                     5 7/8s, 2016                                                                                565,750
.........................................................................................................................
           405,000   Pemex Project Funding Master Trust
                     company guaranty 8 5/8s, 2022                                                               418,163
.........................................................................................................................
           465,000   Petro Geo-Services notes 10s,
                     2010 (Norway)                                                                               481,275
.........................................................................................................................
           990,000   Petroleos Mexicanos company
                     guaranty 9 1/2s, 2027 (Mexico)                                                            1,108,800
.........................................................................................................................
           860,000   Petronas Capital, Ltd. company
                     guaranty 7 7/8s, 2022 (Malaysia)                                                            944,968
.........................................................................................................................
           195,000   Petronas Capital, Ltd. company
                     guaranty 7s, 2012 (Malaysia)                                                                212,316
.........................................................................................................................
           325,000   Plains All American Pipeline LP/Plains All
                     American Finance Corp. company
                     guaranty 7 3/4s, 2012                                                                       356,145
.........................................................................................................................
           520,000   Plains Exploration & Production Co.
                     company guaranty Ser. B, 8 3/4s, 2012                                                       566,800
.........................................................................................................................
           210,000   Plains Exploration & Production Co.
                     sr. sub. notes 8 3/4s, 2012                                                                 228,900
.........................................................................................................................
           295,000   Plains Exploration & Production Co.
                     144A sr. notes 7 1/8s, 2014                                                                 300,163
.........................................................................................................................
           595,000   Pogo Producing Co. sr. sub. notes Ser. B,
                     8 1/4s, 2011                                                                                651,525
.........................................................................................................................
           540,000   Pride International, Inc. 144A sr. notes
                     7 3/8s, 2014                                                                                544,725
.........................................................................................................................
           372,000   Pride Petroleum Services, Inc. sr. notes
                     9 3/8s, 2007                                                                                379,440
.........................................................................................................................
           510,000   Seabulk International, Inc. company
                     guaranty 9 1/2s, 2013                                                                       523,388
.........................................................................................................................
           280,000   Seven Seas Petroleum, Inc. sr. notes
                     Ser. B, 12 1/2s, 2005 (In default) (NON)                                                          3
.........................................................................................................................
           775,000   Star Gas Partners LP/Star Gas
                     Finance Co. sr. notes 10 1/4s, 2013                                                         829,250
.........................................................................................................................
           287,692   Star Gas Propane 1st Mtge. 8.04s, 2009                                                      309,988
.........................................................................................................................
           125,000   Universal Compression, Inc. sr. notes
                     7 1/4s, 2010                                                                                129,063
.........................................................................................................................
           310,000   Vintage Petroleum, Inc. sr. notes
                     8 1/4s, 2012                                                                                327,825
.........................................................................................................................
           125,000   Vintage Petroleum, Inc. sr. sub. notes
                     7 7/8s, 2011                                                                                128,438
.........................................................................................................................
         1,020,000   Westport Resources Corp. company
                     guaranty 8 1/4s, 2011                                                                     1,153,875
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,944,446
------------------------------------------------------------------------------------------------------------------------
Financial (0.8%)
.........................................................................................................................
           280,000   Crescent Real Estate Equities LP
                     notes 7 1/2s, 2007 (R)                                                                      283,500
.........................................................................................................................
           685,000   Crescent Real Estate Equities LP
                     sr. notes 9 1/4s, 2009 (R)                                                                  715,825
.........................................................................................................................
           715,000   E(a)Trade Finance Corp. 144A
                     sr. notes 8s, 2011                                                                          713,213
.........................................................................................................................
         1,319,249   Finova Group, Inc. notes 7 1/2s, 2009                                                       722,289
.........................................................................................................................
           217,944   Hilb, Rogal & Hamilton Co. bank
                     term loan FRN Ser. B, 3 3/8s, 2007
                     (acquired 6/20/02, cost $217,944) (RES)                                                     219,579
.........................................................................................................................
           503,000   iStar Financial, Inc. sr. notes
                     8 3/4s, 2008 (R)                                                                            550,785
.........................................................................................................................
           105,000   iStar Financial, Inc. sr. notes 7s, 2008 (R)                                                111,300
.........................................................................................................................
           355,000   iStar Financial, Inc. sr. notes 6s, 2010 (R)                                                349,675
.........................................................................................................................
           490,000   Western Financial Bank sub. debs.
                     9 5/8s, 2012                                                                                534,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,200,266
------------------------------------------------------------------------------------------------------------------------
Health Care (3.7%)
.........................................................................................................................
            33,298   ALARIS Medical Systems, Inc. bank
                     term loan FRN 3.36s, 2009 (acquired
                     6/30/03, cost $33,298) (RES)                                                                 33,683
.........................................................................................................................
            83,636   Alderwoods Group, Inc. bank term
                     loan FRN 4.038s, 2008 (acquired
                     9/9/03, cost $83,636) (RES)                                                                  84,821
.........................................................................................................................
           724,000   Alderwoods Group, Inc. company
                     guaranty 12 1/4s, 2009                                                                      800,020
.........................................................................................................................
           490,000   AmerisourceBergen Corp. company
                     guaranty 7 1/4s, 2012                                                                       502,250
.........................................................................................................................
           510,000   AmerisourceBergen Corp. sr. notes
                     8 1/8s, 2008                                                                                552,075
.........................................................................................................................
           840,000   Ardent Health Services, Inc. sr. sub. notes
                     10s, 2013                                                                                   898,800
.........................................................................................................................
           124,063   Beverly Enterprises, Inc. bank term
                     loan FRN 3.707s, 2008 (acquired
                     10/20/03, cost $123,752) (RES)                                                              125,975
.........................................................................................................................
            75,000   Biovail Corp. sr. sub. notes 7 7/8s,
                     2010 (Canada)                                                                                74,250
.........................................................................................................................
           294,750   Community Health Systems, Inc. bank
                     term loan FRN Ser. B, 3.799s, 2010
                     (acquired 7/11/02, cost $294,750) (RES)                                                     299,613
.........................................................................................................................
           198,000   Concentra bank term loan FRN
                     4.957s, 2009 (acquired 8/12/03,
                     cost $198,000) (RES)                                                                        200,640
.........................................................................................................................
           136,741   Dade Behring, Inc. company
                     guaranty 11.91s, 2010                                                                       156,398
.........................................................................................................................
           297,303   DaVita, Inc. bank term loan FRN
                     Ser. B, 3.184s, 2009 (acquired
                     various dates from 7/17/03
                     to 1/30/04, cost $298,460) (RES)                                                            301,066
.........................................................................................................................
           310,000   Extendicare Health Services, Inc.
                     company guaranty 9 1/2s, 2010                                                               344,100
.........................................................................................................................
           435,000   Extendicare Health Services, Inc.
                     144A sr. sub. notes 6 7/8s, 2014                                                            408,900
.........................................................................................................................
           110,662   Fisher Scientific International, Inc. bank
                     term loan FRN 3.11s, 2010 (acquired
                     2/13/03, cost $110,662) (RES)                                                               111,123
.........................................................................................................................
           100,000   Fisher Scientific International, Inc. bank
                     term loan FRN 2.61s, 2011 (acquired
                     6/15/04, cost $100,000) (RES)                                                               100,708
.........................................................................................................................
            99,250   Hanger Orthopedic Group, Inc. bank
                     term loan FRN 3.86s, 2009 (acquired
                     9/29/03, cost $99,250) (RES)                                                                 99,788
.........................................................................................................................
           675,000   Hanger Orthopedic Group, Inc.
                     company guaranty 10 3/8s, 2009                                                              693,563
.........................................................................................................................
           195,000   HCA, Inc. debs. 7.19s, 2015                                                                 202,492
.........................................................................................................................
           210,000   HCA, Inc. notes 8.36s, 2024                                                                 222,373
.........................................................................................................................
           840,000   HCA, Inc. notes 7s, 2007                                                                    893,952
.........................................................................................................................
           160,000   HCA, Inc. notes 5 3/4s, 2014                                                                152,112
.........................................................................................................................
           870,000   Healthsouth Corp. notes 7 5/8s, 2012                                                        822,150
.........................................................................................................................
           415,000   Healthsouth Corp. sr. notes 8 1/2s, 2008                                                    408,256
.........................................................................................................................
           210,000   Healthsouth Corp. sr. notes 8 3/8s, 2011                                                    202,913
.........................................................................................................................
           195,000   Healthsouth Corp. sr. notes 7s, 2008                                                        189,638
.........................................................................................................................
           325,000   IASIS Healthcare/IASIS Capital Corp. 144A
                     sr. sub. notes 8 3/4s, 2014                                                                 329,875
.........................................................................................................................
           300,000   Insight Health Services Corp. 144A
                     company guaranty 9 7/8s, 2011                                                               321,000
.........................................................................................................................
           124,250   Kinetic Concepts, Inc. bank term
                     loan FRN 3.11s, 2011 (acquired
                     8/5/03, cost $124,594) (RES)                                                                126,010
.........................................................................................................................
           210,110   Magellan Health Services, Inc.
                     sr. notes Ser. A, 9 3/8s, 2008                                                              225,343
.........................................................................................................................
           205,000   MedCath Holdings Corp. 144A
                     sr. notes 9 7/8s, 2012                                                                      207,563
.........................................................................................................................
           124,063   Medex, Inc. bank term loan FRN
                     4.224s, 2009 (acquired various
                     dates from 5/16/03 to 6/16/03,
                     cost $124,002) (RES)                                                                        124,954
.........................................................................................................................
           495,000   Mediq, Inc. debs. 13s, 2009 (In default) (NON)                                                   50
.........................................................................................................................
           795,000   MedQuest, Inc. company guaranty Ser. B,
                     11 7/8s, 2012                                                                               902,325
.........................................................................................................................
           150,000   Omega Health Care Investors 144A
                     sr. notes 7s, 2014                                                                          141,750
.........................................................................................................................
           630,000   Omnicare, Inc. sr. sub. notes 6 1/8s, 2013                                                  595,350
.........................................................................................................................
           668,000   PacifiCare Health Systems, Inc.
                     company guaranty 10 3/4s, 2009                                                              759,850
.........................................................................................................................
           640,000   Province Healthcare Co. sr. sub. notes
                     7 1/2s, 2013                                                                                617,600
.........................................................................................................................
           260,000   Service Corp. International debs.
                     7 7/8s, 2013                                                                                260,650
.........................................................................................................................
            60,000   Service Corp. International notes
                     7.2s, 2006                                                                                   62,550
.........................................................................................................................
            20,000   Service Corp. International notes
                     6 7/8s, 2007                                                                                 20,400
.........................................................................................................................
            95,000   Service Corp. International notes
                     6 1/2s, 2008                                                                                 95,000
.........................................................................................................................
           230,000   Service Corp. International notes Ser. (a),
                     7.7s, 2009                                                                                  235,750
.........................................................................................................................
           630,000   Service Corp. International 144A
                     sr. notes 6 3/4s, 2016                                                                      582,750
.........................................................................................................................
           650,000   Stewart Enterprises, Inc. notes
                     10 3/4s, 2008                                                                               723,125
.........................................................................................................................
           325,000   Tenet Healthcare Corp. notes 7 3/8s, 2013                                                   294,125
.........................................................................................................................
            55,000   Tenet Healthcare Corp. sr. notes
                     6 1/2s, 2012                                                                                 47,850
.........................................................................................................................
           790,000   Tenet Healthcare Corp. sr. notes
                     6 3/8s, 2011                                                                                691,250
.........................................................................................................................
           710,000   Tenet Healthcare Corp. 144A sr. notes
                     9 7/8s, 2014                                                                                722,425
.........................................................................................................................
           480,026   Triad Hospitals, Inc. bank term
                     loan FRN Ser. B, 3.35s, 2008
                     (acquired 4/24/01, cost $479,546) (RES)                                                     486,682
.........................................................................................................................
           655,000   Triad Hospitals, Inc. sr. notes 7s, 2012                                                    659,913
.........................................................................................................................
         1,370,000   Triad Hospitals, Inc. sr. sub. notes 7s, 2013                                             1,301,500
.........................................................................................................................
           465,000   Universal Hospital Services, Inc.
                     sr. notes 10 1/8s, 2011                                                                     471,975
.........................................................................................................................
           260,000   Ventas Realty LP/Capital Corp.
                     company guaranty 9s, 2012                                                                   284,700
.........................................................................................................................
            50,000   VWR International Inc. bank term
                     loan FRN 3.77s, 2011 (acquired
                     4/5/04, cost $50,000) (RES)                                                                  50,788
.........................................................................................................................
           280,000   VWR International, Inc. 144A
                     sr. notes 6 7/8s, 2012                                                                      280,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,505,462
------------------------------------------------------------------------------------------------------------------------
Technology (1.2%)
.........................................................................................................................
           377,000   AMI Semiconductor, Inc. company
                     guaranty 10 3/4s, 2013                                                                      439,676
.........................................................................................................................
           590,000   Celestica Inc.
                     sr.sub. notes 7 7/8s, 2011 (Canada)                                                         596,638
.........................................................................................................................
           312,000   DigitalNet Holdings, Inc. sr. notes 9s, 2010                                                333,060
.........................................................................................................................
           160,000   Iron Mountain, Inc. company guaranty
                     8 5/8s, 2013                                                                                169,600
.........................................................................................................................
           140,000   Iron Mountain, Inc. company guaranty
                     6 5/8s, 2016                                                                                127,400
.........................................................................................................................
           445,000   Iron Mountain, Inc. sr. sub. notes
                     8 1/4s, 2011                                                                                461,131
.........................................................................................................................
            60,000   Lucent Technologies, Inc. debs.
                     6 1/2s, 2028                                                                                 46,350
.........................................................................................................................
           880,000   Lucent Technologies, Inc. debs.
                     6.45s, 2029                                                                                 679,800
.........................................................................................................................
            45,000   Lucent Technologies, Inc. notes
                     5 1/2s, 2008                                                                                 42,525
.........................................................................................................................
           305,000   Nortel Networks Corp. notes 6 1/8s,
                     2006 (Canada)                                                                               306,525
.........................................................................................................................
           434,000   ON Semiconductor Corp. company
                     guaranty 13s, 2008                                                                          498,015
.........................................................................................................................
           275,000   SCG Holding Corp. 144A notes
                     zero %, 2011                                                                                398,063
.........................................................................................................................
           300,000   Seagate Technology Hdd Holdings
                     company guaranty 8s, 2009
                     (Cayman Islands)                                                                            313,500
.........................................................................................................................
           485,000   UGS Corp. 144A sr. sub. notes 10s, 2012                                                     511,675
.........................................................................................................................
           400,000   Xerox Capital Trust I company guaranty
                     8s, 2027                                                                                    365,000
.........................................................................................................................
           160,000   Xerox Corp. company guaranty
                     9 3/4s, 2009                                                                                182,000
.........................................................................................................................
           345,000   Xerox Corp. notes Ser. MTN, 7.2s, 2016                                                      331,200
.........................................................................................................................
           945,000   Xerox Corp. sr. notes 7 5/8s, 2013                                                          966,263
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,768,421
------------------------------------------------------------------------------------------------------------------------
Transportation (0.6%)
.........................................................................................................................
           829,122   Air2 US 144A sinking fund Ser. D,
                     12.266s, 2020 (In default) (NON)                                                                  8
.........................................................................................................................
            40,000   Allied Holdings, Inc. company
                     guaranty Ser. B, 8 5/8s, 2007                                                                35,600
.........................................................................................................................
           460,000   American Airlines, Inc. pass-through
                     certificates Ser. 01-1, 6.817s, 2011                                                        409,400
.........................................................................................................................
           885,000   Calair, LLC/Calair Capital Corp.
                     company guaranty 8 1/8s, 2008                                                               677,025
.........................................................................................................................
           350,000   Delta Air Lines, Inc. pass-through
                     certificates Ser. 00-1, 7.779s, 2005                                                        224,684
.........................................................................................................................
           208,710   Delta Air Lines, Inc. pass-through
                     certificates Ser. 02-1, 7.779s, 2012                                                        114,791
.........................................................................................................................
           790,000   Kansas City Southern Railway Co.
                     company guaranty 9 1/2s, 2008                                                               855,175
.........................................................................................................................
           160,000   Kansas City Southern Railway Co.
                     company guaranty 7 1/2s, 2009                                                               160,000
.........................................................................................................................
           500,000   Northwest Airlines, Inc. company
                     guaranty 7 5/8s, 2005                                                                       490,000
.........................................................................................................................
           283,077   NWA Trust sr. notes Ser. A, 9 1/4s, 2012                                                    280,246
.........................................................................................................................
           125,588   Pacer International, Inc. bank term
                     loan FRN 4.354s, 2010 (acquired
                     6/10/03, cost $126,330) (RES)                                                               127,158
.........................................................................................................................
           170,000   Travel Centers of America, Inc.
                     company guaranty 12 3/4s, 2009                                                              197,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,571,287
------------------------------------------------------------------------------------------------------------------------
Utilities & Power (4.3%)
.........................................................................................................................
            48,000   AES Corp. (The) sr. notes 8 7/8s, 2011                                                       49,680
.........................................................................................................................
            28,000   AES Corp. (The) sr. notes 8 3/4s, 2008                                                       29,120
.........................................................................................................................
           670,000   AES Corp. (The) 144A sec. notes 9s, 2015                                                    716,900
.........................................................................................................................
           680,000   AES Corp. (The) 144A sec. notes
                     8 3/4s, 2013                                                                                728,450
.........................................................................................................................
           470,000   Allegheny Energy Supply 144A bonds
                     8 1/4s, 2012                                                                                464,713
.........................................................................................................................
           285,000   Allegheny Energy Supply 144A sec. notes
                     10 1/4s, 2007                                                                               307,088
.........................................................................................................................
           149,625   Allegheny Energy, Inc. bank term loan
                     FRB 5.613s, 2011 (acquired 3/5/04,
                     cost $149,625) (RES)                                                                        152,297
.........................................................................................................................
           540,000   Calpine Canada Energy Finance company
                     guaranty 8 1/2s, 2008 (Canada)                                                              367,200
.........................................................................................................................
           130,000   Calpine Corp. 144A sec. notes
                     8 3/4s, 2013                                                                                106,600
.........................................................................................................................
         1,275,000   Calpine Corp. 144A sec. notes
                     8 1/2s, 2010                                                                              1,055,063
.........................................................................................................................
           240,000   CenterPoint Energy Resources Corp.
                     debs. 6 1/2s, 2008                                                                          253,881
.........................................................................................................................
           195,000   CenterPoint Energy Resources Corp.
                     sr. notes Ser. B, 7 7/8s, 2013                                                              218,187
.........................................................................................................................
           235,000   CMS Energy Corp. pass-through
                     certificates 7s, 2005                                                                       236,175
.........................................................................................................................
            65,000   CMS Energy Corp. sr. notes 8 1/2s, 2011                                                      66,300
.........................................................................................................................
           380,000   CMS Energy Corp. sr. notes 7 5/8s, 2004                                                     385,700
.........................................................................................................................
           155,000   CMS Energy Corp. 144A sr. notes
                     7 3/4s, 2010                                                                                154,419
.........................................................................................................................
           635,000   DPL, Inc. sr. notes 6 7/8s, 2011                                                            639,763
.........................................................................................................................
           100,000   Dynegy Holdings, Inc. bank term loan
                     FRN 5.13s, 2010 (acquired 6/8/04,
                     cost $100,000) (RES)                                                                        101,938
.........................................................................................................................
           240,000   Dynegy Holdings, Inc. sr. notes
                     6 7/8s, 2011                                                                                206,700
.........................................................................................................................
           970,000   Dynegy Holdings, Inc. 144A sec. notes
                     10 1/8s, 2013                                                                             1,050,025
.........................................................................................................................
           320,000   Dynegy-Roseton Danskamme company
                     guaranty Ser. A, 7.27s, 2010                                                                304,000
.........................................................................................................................
           480,000   Dynegy-Roseton Danskamme company
                     guaranty Ser. B, 7.67s, 2016                                                                415,200
.........................................................................................................................
           235,000   Edison Mission Energy sr. notes 10s, 2008                                                   250,863
.........................................................................................................................
            10,000   Edison Mission Energy sr. notes
                     9 7/8s, 2011                                                                                 10,425
.........................................................................................................................
           340,000   El Paso Corp. sr. notes 7 3/8s, 2012                                                        294,950
.........................................................................................................................
           795,000   El Paso Corp. sr. notes Ser. MTN,
                     7 3/4s, 2032                                                                                637,988
.........................................................................................................................
           160,000   El Paso Natural Gas Co. debs.
                     8 5/8s, 2022                                                                                156,000
.........................................................................................................................
           150,000   El Paso Natural Gas Co. sr. notes Ser. A,
                     7 5/8s, 2010                                                                                153,938
.........................................................................................................................
           850,000   El Paso Production Holding Co.
                     company guaranty 7 3/4s, 2013                                                               779,875
.........................................................................................................................
           525,000   Ferrellgas Partners LP/Ferrellgas Partners
                     Finance 144A sr. notes 6 3/4s, 2014                                                         506,625
.........................................................................................................................
           180,000   Kansas Gas & Electric debs. 8.29s, 2016                                                     187,363
.........................................................................................................................
         1,030,000   Midwest Generation LLC 144A sec. notes
                     8 3/4s, 2034                                                                              1,040,300
.........................................................................................................................
           700,000   Mission Energy Holding Co. sec. notes
                     13 1/2s, 2008                                                                               783,125
.........................................................................................................................
           320,000   Monongahela Power Co. 144A 1st. mtge.
                     6.7s, 2014                                                                                  323,064
.........................................................................................................................
           570,000   Nevada Power Co. 2nd mtge. 9s, 2013                                                         619,875
.........................................................................................................................
           865,000   Northwest Pipeline Corp. company
                     guaranty 8 1/8s, 2010                                                                       932,038
.........................................................................................................................
            50,000   Northwestern Corp. debs. 6.95s, 2028
                     (In default) (NON)                                                                           41,125
.........................................................................................................................
            90,000   Northwestern Corp. notes 8 3/4s, 2012
                     (In default) (NON)                                                                           74,925
.........................................................................................................................
           395,000   Northwestern Corp. notes 7 7/8s, 2007
                     (In default) (NON)                                                                          328,838
.........................................................................................................................
         1,635,000   NRG Energy, Inc. 144A sr. sec. notes
                     8s, 2013                                                                                  1,651,350
.........................................................................................................................
           550,000   Orion Power Holdings, Inc. sr. notes
                     12s, 2010                                                                                   671,000
.........................................................................................................................
           735,000   PG&E Corp. 144A sec. notes 6 7/8s, 2008                                                     768,075
.........................................................................................................................
           135,000   PG&E Gas Transmission Northwest
                     sr. notes 7.1s, 2005                                                                        139,050
.........................................................................................................................
           515,000   PSEG Energy Holdings, Inc. notes
                     7 3/4s, 2007                                                                                539,463
.........................................................................................................................
           410,000   SEMCO Energy, Inc. sr. notes 7 3/4s, 2013                                                   422,300
.........................................................................................................................
           120,000   Sierra Pacific Power Co. 144A general ref.
                     mtge. 6 1/4s, 2012                                                                          112,800
.........................................................................................................................
           745,000   Sierra Pacific Resources 144A sr. notes
                     8 5/8s, 2014                                                                                726,375
.........................................................................................................................
            80,000   Southern California Edison Co. notes
                     6 3/8s, 2006                                                                                 83,655
.........................................................................................................................
           265,000   Teco Energy, Inc. notes 10 1/2s, 2007                                                       295,475
.........................................................................................................................
           150,000   Teco Energy, Inc. notes 7.2s, 2011                                                          147,375
.........................................................................................................................
           255,000   Teco Energy, Inc. notes 7s, 2012                                                            244,800
.........................................................................................................................
            65,000   Tennessee Gas Pipeline Co. debs. 7s, 2028                                                    56,875
.........................................................................................................................
           113,462   Teton Power Funding bank term loan
                     FRN 4.934s, 2011 (acquired 2/4/04,
                     cost $113,462) (RES)                                                                        114,454
.........................................................................................................................
            80,000   Transcontinental Gas Pipeline Corp.
                     debs. 7 1/4s, 2026                                                                           78,000
.........................................................................................................................
           100,000   Unisource Energy bank term loan FRN
                     5.652s, 2011 (acquired 3/25/04,
                     cost $99,000) (RES)                                                                          98,625
.........................................................................................................................
           885,000   Utilicorp Canada Finance Corp. company
                     guaranty 7 3/4s, 2011 (Canada)                                                              809,775
.........................................................................................................................
           155,000   Utilicorp United, Inc. sr. notes 9.95s, 2011                                                152,675
.........................................................................................................................
           356,000   Western Resources, Inc. sr. notes
                     9 3/4s, 2007                                                                                405,757
.........................................................................................................................
           120,000   Williams Cos., Inc. (The) notes
                     8 3/4s, 2032                                                                                120,000
.........................................................................................................................
           455,000   Williams Cos., Inc. (The) notes
                     7 5/8s, 2019                                                                                437,938
.........................................................................................................................
           605,000   Williams Cos., Inc. (The) sr. notes
                     8 5/8s, 2010                                                                                663,988
.........................................................................................................................
            99,003   Williams Products bank term loan
                     FRN 3.724s, 2007 (acquired 6/4/03,
                     cost $99,003) (RES)                                                                          99,931
.........................................................................................................................
           199,241   York Power Funding 144A notes 12s, 2007
                     (Cayman Islands) (In default) (NON)                                                              20
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,970,472
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $234,327,899)                                                                    $237,093,174
------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (11.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
AUD      2,769,000   Australia (Government of)
                     bonds 6 1/4s, 2015                                                                       $1,978,752
.........................................................................................................................
USD        550,000   Brazil (Federal Republic of)
                     bonds 10 1/8s, 2027                                                                         485,375
.........................................................................................................................
USD        500,000   Brazil (Federal Republic of)
                     unsub. notes 11s, 2040                                                                      468,500
.........................................................................................................................
USD        713,000   Bulgaria (Republic of) 144A
                     bonds 8 1/4s, 2015                                                                          826,724
.........................................................................................................................
CAD      1,800,000   Canada (Government of)
                     bonds 5 1/2s, 2010                                                                        1,411,428
.........................................................................................................................
CAD        585,000   Canada (Government of)
                     bonds Ser. WL43, 5 3/4s, 2029                                                               459,936
.........................................................................................................................
USD        110,000   Colombia (Republic of)
                     bonds 10 3/8s, 2033                                                                         106,205
.........................................................................................................................
USD        380,000   Colombia (Republic of)
                     bonds Ser. NOV, 9 3/4s, 2009                                                                404,700
.........................................................................................................................
USD      1,635,000   Colombia (Republic of)
                     notes 10 3/4s, 2013                                                                       1,736,370
.........................................................................................................................
USD        165,000   Colombia (Republic of)
                     unsub. 9 3/4s, 2009                                                                         175,808
.........................................................................................................................
EUR        245,000   Colombia (Republic of)
                     unsub. bonds Ser. 15A, 11 3/8s, 2008                                                        335,772
.........................................................................................................................
USD        250,000   Dominican (Republic of)
                     notes 9.04s, 2013                                                                           152,500
.........................................................................................................................
USD      1,315,000   Ecuador (Republic of) bonds
                     stepped-coupon Ser. REGS, 7s
                     (8s, 8/15/04), 2030 (STP)                                                                   900,775
.........................................................................................................................
USD        225,000   El Salvador (Republic of) 144A
                     bonds 8 1/4s, 2032                                                                          209,813
.........................................................................................................................
EUR      2,945,000   France (Government of)
                     bonds 5 3/4s, 2032                                                                        4,027,165
.........................................................................................................................
EUR      5,155,000   France (Government of)
                     bonds 5 1/2s, 2010                                                                        6,832,879
.........................................................................................................................
EUR        920,000   France (Government of) deb. 4s, 2009                                                      1,135,501
.........................................................................................................................
EUR      1,190,000   Hellenic Greece (Republic of)
                     bonds 3 1/2s, 2008                                                                        1,451,952
.........................................................................................................................
USD        155,000   Indonesia (Republic of) FRN 2.005s, 2006                                                    142,988
.........................................................................................................................
USD        395,000   Indonesia (Republic of) FRN 2.005s, 2005                                                    381,175
.........................................................................................................................
USD      1,305,000   Indonosia (Republic of) 144A
                     sr. notes 6 3/4s, 2014                                                                    1,161,450
.........................................................................................................................
EUR      1,270,000   Italy (Government of) treasury
                     bonds 4 3/4s, 2006                                                                        1,598,387
.........................................................................................................................
NZD      4,680,000   New Zealand (Government of)
                     bonds 8s, 2006                                                                            3,096,638
.........................................................................................................................
NZD      5,060,000   New Zealand (Government of)
                     bonds Ser. 709, 7s, 2009                                                                  3,319,170
.........................................................................................................................
USD        285,000   Peru (Republic of) bonds 8 3/4s, 2033                                                       250,088
.........................................................................................................................
USD        270,000   Philippines (Republic of)
                     bonds 9 7/8s, 2019                                                                          267,300
.........................................................................................................................
USD        485,000   Philippines (Republic of)
                     sr. notes 8 7/8s, 2015                                                                      468,025
.........................................................................................................................
USD      3,165,625   Russia (Federation of) 144A
                     unsub. stepped-coupon 5s
                     (7 1/2s, 3/31/07), 2030 (STP)                                                             2,894,964
.........................................................................................................................
USD        810,000   Russia (Ministry of Finance) deb.
                     Ser. V, 3s, 2008                                                                            709,803
.........................................................................................................................
USD      1,470,000   South Africa (Republic of)
                     notes 7 3/8s, 2012                                                                        1,592,010
.........................................................................................................................
USD        410,000   South Africa (Republic of)
                     notes 6 1/2s, 2014                                                                          410,000
.........................................................................................................................
SEK     26,845,000   Sweden (Government of)
                     bonds 6 3/4s, 2014                                                                        4,139,130
.........................................................................................................................
SEK     22,945,000   Sweden (Government of)
                     bonds Ser. 3101, 4s, 2008                                                                 3,757,755
.........................................................................................................................
USD      1,555,000   Turkey (Republic of) notes 9s, 2011                                                       1,558,888
.........................................................................................................................
USD        288,405   Ukraine (Government of)
                     sr. notes Ser. REGS, 11s, 2007                                                              310,468
.........................................................................................................................
USD        625,000   Ukraine (Government of) 144A
                     bonds 7.65s, 2013                                                                           595,313
.........................................................................................................................
USD        880,000   Ukraine (Government of) 144A
                     unsub. notes 6 7/8s, 2011                                                                   832,040
.........................................................................................................................
GBP        575,000   United Kingdom treasury
                     bonds 8 3/4s, 2017                                                                        1,407,652
.........................................................................................................................
GBP        980,000   United Kingdom treasury bonds 5s, 2012                                                    1,764,692
.........................................................................................................................
GBP      3,850,000   United Kingdom treasury
                     bonds 7 1/2s, 2006                                                                        7,386,522
.........................................................................................................................
USD      1,035,000   United Mexican States
                     bonds Ser. MTN, 8.3s, 2031                                                                1,083,128
.........................................................................................................................
USD        340,000   Venezuela (Republic of)
                     bonds 9 3/8s, 2034                                                                          286,450
.........................................................................................................................
USD        395,000   Venezuela (Republic of)
                     notes 10 3/4s, 2013                                                                         387,890
.........................................................................................................................
USD        625,000   Venezuela (Republic of)
                     unsub. bonds 5 3/8s, 2010                                                                   494,688
------------------------------------------------------------------------------------------------------------------------
                     Total Foreign Government
                     Bonds and Notes (cost $57,176,561)                                                      $63,396,769
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (6.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $262,340   ABSC NIMS Trust 144A Ser. 03-HE5,
                     Class A, 7s, 2033                                                                          $263,651
.........................................................................................................................
                     Aegis Asset Backed Securities Trust 144A
.........................................................................................................................
           122,107   Ser. 04-1N, Class Note, 5s, 2034                                                            122,107
.........................................................................................................................
           258,795   Ser. 04-2N, Class N1, 4 1/2s, 2034                                                          258,795
.........................................................................................................................
         5,723,636   Amortizing Residential Collateral
                     Trust Ser. 02-BC1, Class A, IO, 6s, 2005                                                    137,004
.........................................................................................................................
                     AQ Finance NIM Trust 144A
.........................................................................................................................
           149,640   Ser. 03-N2, Class Note, 9.3s, 2033                                                          150,762
.........................................................................................................................
            83,008   Ser. 03-N9A, Class Note, 7.385s, 2033                                                        83,547
.........................................................................................................................
                     Arc Net Interest Margin Trust 144A
.........................................................................................................................
             7,188   Ser. 02-1A, Class A, 7 3/4s, 2032                                                             7,187
.........................................................................................................................
            12,511   Ser. 02-8A, Class A1, 7 3/4s, 2032                                                           12,408
.........................................................................................................................
                     Arcap REIT, Inc. 144A
.........................................................................................................................
           326,000   Ser. 03-1A, Class E, 7.11s, 2038                                                            335,729
.........................................................................................................................
           175,000   Ser. 04-1A, Class E, 6.42s, 2039                                                            172,074
.........................................................................................................................
                     Argent NIM Trust 144A
.........................................................................................................................
           166,325   Ser. 03-N6, Class A, 6.4s, 2034                                                             166,325
.........................................................................................................................
            80,320   Ser. 04-WN2, Class A, 4.55s, 2034                                                            79,918
.........................................................................................................................
                     Asset Backed Funding Corp. NIM
                     Trust 144A
.........................................................................................................................
            17,889   Ser. 03-WF1, Class N1, 8.35s, 2032                                                           17,889
.........................................................................................................................
           127,000   Ser. 04-0PT1, Class N2, 6.9s, 2033                                                          126,999
.........................................................................................................................
           274,713   Aviation Capital Group Trust 144A
                     FRB Ser. 03-2A, Class G1, 1.98s, 2033                                                       275,743
.........................................................................................................................
           270,000   Bank One Issuance Trust FRB
                     Ser. 03-C4, Class C4, 2.41s, 2011                                                           274,678
.........................................................................................................................
                     Bayview Financial Acquisition Trust
.........................................................................................................................
           449,993   Ser. 02-CA, Class A, IO, 5.1s, 2004                                                           6,891
.........................................................................................................................
        19,679,644   Ser. 03-X, Class A, IO, 0.89s, 2006                                                         255,220
.........................................................................................................................
                     CARSSX Finance, Ltd. 144A
.........................................................................................................................
           100,000   FRB Ser. 04-AA, Class B3, 4.73,
                     2011 (Cayman Islands)                                                                       100,000
.........................................................................................................................
           150,000   FRB Ser. 04-AA, Class B4, 6.88s,
                     2011 (Cayman Islands)                                                                       150,000
.........................................................................................................................
           110,000   Chase Credit Card Master Trust FRB
                     Ser. 03-3, Class C, 2.46s, 2010                                                             112,070
.........................................................................................................................
                     Chase Funding Net Interest Margin 144A
.........................................................................................................................
            64,176   Ser. 03-2A, Class Note, 8 3/4s, 2035                                                         64,176
.........................................................................................................................
           232,651   Ser. 03-4A, Class Note, 6 3/4s, 2036                                                        232,953
.........................................................................................................................
            56,166   Ser. 03-5A, Class Note, 5 3/4s, 2034                                                         56,307
.........................................................................................................................
                     Conseco Finance Securitizations Corp.
.........................................................................................................................
           210,000   Ser. 00-2, Class A4, 8.48s, 2021                                                            215,059
.........................................................................................................................
         2,335,000   Ser. 00-4, Class A6, 8.31s, 2032                                                          1,980,246
.........................................................................................................................
           960,000   Ser. 00-6, Class M2, 8.2s, 2032                                                             129,600
.........................................................................................................................
            19,000   Ser. 01-04, Class A4, 7.36s, 2019                                                            18,430
.........................................................................................................................
           944,000   Ser. 01-1, Class A5, 6.99s, 2032                                                            853,220
.........................................................................................................................
            11,000   Ser. 01-3, Class A3, 5.79s, 2024                                                             10,817
.........................................................................................................................
         1,960,000   Ser. 01-3, Class A4, 6.91s, 2033                                                          1,794,059
.........................................................................................................................
           200,000   Ser. 01-3, Class M2, 7.44s, 2033                                                             38,000
.........................................................................................................................
           912,000   Ser. 01-4, Class B1, 9.4s, 2010                                                             136,800
.........................................................................................................................
         2,141,556   Ser. 02-1, Class A, 6.681s, 2032                                                          2,187,126
.........................................................................................................................
           697,000   Consumer Credit Reference IDX
                     Securities FRB Ser. 02-1A, Class A,
                     3.55s, 2007                                                                                 706,127
.........................................................................................................................
           257,027   Countrywide Asset Backed
                     Certificates 144A Ser. 04-BC1N,
                     Class Note, 5 1/2s, 2035                                                                    256,137
.........................................................................................................................
           361,000   Crest, Ltd. 144A Ser. 03-2A,
                     Class E2, 8s, 2038                                                                          328,806
.........................................................................................................................
                     First Franklin NIM Trust 144A
.........................................................................................................................
           247,323   Ser. 03-FF3A, Class A, 6 3/4s, 2033                                                         246,362
.........................................................................................................................
            47,855   Ser. 04-FF1, Class N1, 4 1/2s, 2034                                                          47,721
.........................................................................................................................
                     Fremont NIM Trust 144A
.........................................................................................................................
            61,922   Ser. 03-B, Class Note, 5.65s, 2033                                                           61,767
.........................................................................................................................
           444,835   Ser. 04-A, Class Note, 4 3/4s, 2034                                                         444,390
.........................................................................................................................
                     Granite Mortgages PLC
.........................................................................................................................
GBP        920,000   Ser. 03-2, Class 3C, 5.929s, 2043                                                         1,716,710
.........................................................................................................................
EUR      1,225,000   FRB Ser. 03-2, Class 2C1, 5.2s, 2043                                                      1,508,964
.........................................................................................................................
          $280,000   FRB Ser. 02-1, Class 1C, 2.45s, 2042
                     (United Kingdom)                                                                            284,769
.........................................................................................................................
                     Green Tree Financial Corp.
.........................................................................................................................
           166,713   Ser. 95-F, Class B2, 7.1s, 2021                                                             149,208
.........................................................................................................................
           104,097   Ser. 99-3, Class A5, 6.16s, 2031                                                            104,943
.........................................................................................................................
         1,056,000   Ser. 99-5, Class A5, 7.86s, 2030                                                            918,256
.........................................................................................................................
                     Greenpoint Manufactured Housing
.........................................................................................................................
         1,679,747   Ser. 00-3, Class IA, 8.45s, 2031                                                          1,521,884
.........................................................................................................................
            50,000   Ser. 99-5, Class A4, 7.59s, 2028                                                             52,610
.........................................................................................................................
           963,000   GS Auto Loan Trust 144A Ser. 04-1,
                     Class D, 5s, 2011                                                                           945,169
.........................................................................................................................
                     GSAMP Trust 144A
.........................................................................................................................
           110,685   Ser. 03-HE1N, Class Note, 7 1/4s, 2033                                                      110,575
.........................................................................................................................
           441,085   Ser. 04, Class Note, 5 1/2s, 2032                                                           441,636
.........................................................................................................................
           163,387   Ser. 04-FM1N, Class Note, 5 1/4s, 2033                                                      162,978
.........................................................................................................................
           170,000   Ser. 04-HE1N, Class N1, 5s, 2034                                                            169,779
.........................................................................................................................
           192,000   Holmes Financing PLC FRB Ser. 8,
                     Class 2C, 2.32s, 2040 (United Kingdom)                                                      192,000
.........................................................................................................................
                     Holmes Financing PLC FRB
.........................................................................................................................
           170,000   Ser. 4, Class 3C, 2.90s, 2040
                     (United Kingdom)                                                                            172,433
.........................................................................................................................
           280,000   Ser. 5, Class 2C, 3.05s, 2005
                     (United Kingdom)                                                                            282,013
.........................................................................................................................
                     Home Equity Asset Trust 144A
.........................................................................................................................
           220,156   Ser. 02-5N, Class A, 8s, 2033                                                               220,156
.........................................................................................................................
           101,716   Ser. 03-4N, Class A, 8s, 2033                                                               102,224
.........................................................................................................................
           208,669   Ser. 03-7N, Class A, 5 1/4s, 2034                                                           208,147
.........................................................................................................................
           110,000   Ser. 04-1N, Class A, 5s, 2034                                                               109,725
.........................................................................................................................
         1,135,000   LNR CDO, Ltd. FRB Ser. 02-1A,
                     Class FFL, 4.041s, 2037 (Cayman Islands)                                                  1,105,517
.........................................................................................................................
           660,000   LNR CDO, Ltd. 144A FRB Ser. 03-1A,
                     Class EFL, 4.285s, 2036 (Cayman Islands)                                                    696,762
.........................................................................................................................
                     Long Beach Asset Holdings Corp. 144A
.........................................................................................................................
           280,000   Ser. 04-2, Class N1, 4.94s, 2034                                                            280,000
.........................................................................................................................
           150,635   Ser. 2003-2, Class N1, 7.627s, 2033                                                         150,635
.........................................................................................................................
            97,920   Long Beach Asset Holdings Corp. NIM
                     Trust 144A Ser. 03-4, Class N1,
                     6.535s, 2033                                                                                 98,042
.........................................................................................................................
         1,512,019   Long Beach Mortgage Loan Trust
                     Ser. 04-3, Class S1, IO, 4 1/2s, 2006                                                       106,446
.........................................................................................................................
GBP        700,000   Lothian Mortgages PLC 144A Ser. 3A,
                     Class D, 5.458s, 2039 (United Kingdom)                                                    1,269,380
.........................................................................................................................
          $925,076   Madison Avenue Manufactured Housing
                     Contract FRB Ser. 02-A, Class B1,
                     4.55s, 2032                                                                                 508,792
.........................................................................................................................
           110,000   MBNA Credit Card Master Note Trust
                     FRN Ser. 03-C5, Class C5, 2.56s, 2010                                                       112,283
.........................................................................................................................
           131,667   Merrill Lynch Mortgage Investors, Inc.
                     Ser. 03-WM3N, Class N1, 8s, 2005                                                            132,984
.........................................................................................................................
           153,494   Mid-State Trust Ser. 11, Class B,
                     8.221s, 2038                                                                                151,203
.........................................................................................................................
            36,748   Morgan Stanley ABS Capital I 144A
                     Ser. 03-NC9N, Class Note, 7.6s, 2033                                                         36,932
.........................................................................................................................
                     Morgan Stanley Dean Witter Capital I
.........................................................................................................................
           350,000   FRN Ser. 01-NC3, Class B1, 3 3/4s, 2031                                                     346,402
.........................................................................................................................
           307,000   FRN Ser. 01-NC4, Class B1, 3.8s, 2032                                                       303,083
.........................................................................................................................
           127,492   New Century Mortgage Corp. NIM
                     Trust 144A Ser. 03-B, Class Note,
                     6 1/2s, 2033                                                                                128,448
.........................................................................................................................
           118,084   Novastar NIM Trust 144A Ser. 04-N1,
                     Class Note, 4.458s, 2034                                                                    118,084
.........................................................................................................................
                     Oakwood Mortgage Investors, Inc.
.........................................................................................................................
           594,603   Ser. 01-C, Class A2, 5.92s, 2017                                                            391,472
.........................................................................................................................
         1,698,537   Ser. 02-C, Class A1, 5.41s, 2032                                                          1,491,268
.........................................................................................................................
                     Option One Mortgage Securities Corp.
                     NIM Trust 144A
.........................................................................................................................
            77,571   Ser. 03-5, Class Note, 6.9s, 2033                                                            77,959
.........................................................................................................................
            55,338   Ser. 2003-2B, Class N1, 7.63s, 2033
                     (Cayman Islands)                                                                             55,338
.........................................................................................................................
           412,217   Pass-Through Amortizing Credit Card
                     Trust Ser. 02-1A, Class A4FL,
                     6.779s, 2012                                                                                413,445
.........................................................................................................................
                     Permanent Financing PLC FRB
.........................................................................................................................
           170,000   Ser. 1, Class 3C, 2.61s, 2042
                     (United Kingdom)                                                                            171,886
.........................................................................................................................
           280,000   Ser. 3, Class 3C, 2.56s, 2042
                     (United Kingdom)                                                                            284,813
.........................................................................................................................
         1,078,000   Providian Gateway Master Trust
                     Ser. 02, Class B, zero %, 2006                                                              912,433
.........................................................................................................................
         2,677,869   Residential Asset Mortgage
                     Products, Inc. Ser. 03-RZ1,
                     Class A, IO, 5 3/4s, 2005                                                                   118,830
.........................................................................................................................
           169,816   Rural Housing Trust Ser. 87-1,
                     Class D, 6.33s, 2026                                                                        175,547
.........................................................................................................................
            68,440   SAIL Net Interest Margin Notes
                     Ser. 03-4, Class A, 7 1/2s, 2033
                     (Cayman Islands)                                                                             68,365
.........................................................................................................................
                     SAIL Net Interest Margin Notes 144A
.........................................................................................................................
           396,857   Ser. 03-10A, Class A, 7 1/2s, 2033                                                          396,835
.........................................................................................................................
            39,686   Ser. 03-13A, Class A, 6 3/4s, 2033
                     (Cayman Islands)                                                                             39,635
.........................................................................................................................
            97,113   Ser. 03-6A, Class A, 7s, 2033
                     (Cayman Islands)                                                                             96,391
.........................................................................................................................
           205,846   Ser. 03-7A, Class A, 7s, 2033                                                               204,319
.........................................................................................................................
            58,733   Ser. 03-8A, Class A, 7s, 2033                                                                58,437
.........................................................................................................................
           140,491   Ser. 03-9A, Class A, 7s, 2033
                     (Cayman Islands)                                                                            139,760
.........................................................................................................................
           261,536   Ser. 03-BC2A, Class A, 7 3/4s, 2033                                                         260,776
.........................................................................................................................
           373,798   Ser. 04-2A, Class A, 5 1/2s, 2034                                                           373,798
.........................................................................................................................
           593,918   Ser. 04-4A, Class A, 5s, 2034
                     (Cayman Islands)                                                                            593,027
.........................................................................................................................
            34,386   Sasco Arc Net Interest Margin Notes
                     Ser. 02-BC10, Class A, 7 3/4s, 2033                                                          34,286
.........................................................................................................................
                     Sasco Arc Net Interest Margin Notes 144A
.........................................................................................................................
           169,496   Ser. 03-3, Class A, 7 3/4s, 2033                                                            168,645
.........................................................................................................................
           349,467   Ser. 03-5, Class A, 7.35s, 2033
                     (Cayman Islands)                                                                            349,365
.........................................................................................................................
           301,504   Ser. 03-AM1, Class A, 7 3/4s, 2033                                                          300,034
.........................................................................................................................
           233,757   Sasco Arc Net Interest Margin Trust
                     144A Ser. 03-BC1, Class B, zero %, 2033                                                     167,392
.........................................................................................................................
           153,894   Saxon Net Interest Margin Trust
                     144A Ser. 03-A, Class A, 6.656s, 2033                                                       153,894
.........................................................................................................................
           175,370   Sharp SP I, LLC Net Interest Margin Trust
                     Ser. 03-NC1N, Class N, 7 1/4s, 2033                                                         176,352
.........................................................................................................................
                     Sharp SP I, LLC Net Interest Margin
                     Trust 144A
.........................................................................................................................
            96,216   Ser. 03-0P1N, Class NA, 4.45s, 2033                                                          96,206
.........................................................................................................................
            85,004   Ser. 03-HS1N, Class N, 7.48s, 2033                                                           85,216
.........................................................................................................................
            52,057   Ser. 03-TC1N, 7.45s, 2033                                                                    52,057
.........................................................................................................................
            39,911   Ser. 04-FM1N, Class N, 6.16s, 2034                                                           40,110
.........................................................................................................................
            45,184   Ser. 04-HS1N, Class Note, 5.92s, 2034                                                        45,184
.........................................................................................................................
           120,000   South Coast Funding FRB Ser. 3A,
                     Class A2, 2.38s, 2038                                                                       121,500
.........................................................................................................................
                     Structured Asset Investment Loan Trust
.........................................................................................................................
           272,004   Ser. 03-BC1A, Class A, 7 3/4s, 2033                                                         270,682
.........................................................................................................................
         6,581,286   Ser. 03-BC2, Class A, IO, 6s, 2005                                                          203,851
.........................................................................................................................
         2,038,335   Ser. 03-BC8, Class A, IO, 6s, 2005                                                           90,677
.........................................................................................................................
        12,029,000   Ser. 04-1, Class A, IO, 6s, 2005                                                            537,592
.........................................................................................................................
           351,000   TIAA Commercial Real Estate
                     Securitization Ser. 02-1A,
                     Class IV, 6.84s, 2037                                                                       269,756
.........................................................................................................................
           395,000   TIAA Commercial Real Estate
                     Securitization 144A Ser. 03-1A,
                     Class E, 8s, 2038                                                                           351,303
.........................................................................................................................
         2,453,000   Washington Mutual Ser. 03-S1,
                     Class A11, IO, 5 1/2s, 2033                                                                 217,704
.........................................................................................................................
           770,000   Whole Auto Loan Trust 144A
                     Ser. 03-1, Class D, 6s, 2010                                                                772,045
------------------------------------------------------------------------------------------------------------------------
                     Total Asset-Backed Securities
                     (cost $41,588,512)                                                                      $38,664,457
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (5.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     Federal National Mortgage Association
                     Pass-Through Certificates
.........................................................................................................................
           $51,859   7 1/2s, September 1, 2022                                                                   $55,610
.........................................................................................................................
             2,932   7s, June 1, 2032                                                                              3,094
.........................................................................................................................
        11,475,244   6 1/2s, with due dates from
                     September 1, 2028 to October 1, 2033                                                     11,964,214
.........................................................................................................................
           677,462   5s, April 1, 2019                                                                           679,765
.........................................................................................................................
        16,000,000   5s, TBA, June 1, 2019                                                                    16,015,008
.........................................................................................................................
         2,219,656   4 1/2s, with due dates from
                     August 1, 2033 to May 1, 2034                                                             2,078,973
.........................................................................................................................
         1,000,000   4 1/2s, TBA, July 1, 2034                                                                   935,000
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government Agency
                     Mortgage Obligations
                     (cost $31,527,906)                                                                      $31,731,664
------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (14.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     U.S. Treasury Bonds
.........................................................................................................................
       $17,389,000   6 1/4s, May 15, 2030                                                                    $19,469,559
.........................................................................................................................
         8,570,000   6 1/4s, August 15, 2023                                                                   9,489,938
.........................................................................................................................
        16,078,000   4 1/4s, August 15, 2013                                                                  15,694,893
.........................................................................................................................
                     U.S. Treasury Notes
.........................................................................................................................
        12,217,000   3 1/4s, August 15, 2008                                                                  12,065,717
.........................................................................................................................
        11,745,000   1 5/8s, March 31, 2005                                                                   11,722,062
.........................................................................................................................
        40,835,000   U.S. Treasury Strip zero %,
                     November 15, 2024                                                                        12,994,963
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Treasury Obligations
                     (cost $82,881,958)                                                                      $81,437,132
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (5.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $280,000   Bear Stearns Commercial Mortgage
                     Securitization Corp. 144A
                     Ser. 04-ESA, Class K, 3.753s, 2016                                                         $280,000
.........................................................................................................................
           292,000   CS First Boston Mortgage
                     Securities Corp. 144A FRB
                     Ser. 03-TF2A, Class L, 5.38s, 2014                                                          289,835
.........................................................................................................................
        21,091,732   Deutsche Mortgage & Asset
                     Receiving Corp. Ser. 98-C1,
                     Class X, IO, 1.117s, 2023                                                                   583,880
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
           127,768   Ser. 98-51, Class SG, IO, 22.52s, 2022                                                       53,830
.........................................................................................................................
           575,412   Ser. 02-36, Class SJ, 16 7/8s, 2029                                                         629,950
.........................................................................................................................
               807   Ser. 92-15, Class L, IO, 10.38s, 2022                                                        10,507
.........................................................................................................................
           481,091   Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                                         519,427
.........................................................................................................................
             5,769   Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                           6,229
.........................................................................................................................
               614   Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                              663
.........................................................................................................................
             3,263   Ser. 02-14, Class A2, 7 1/2s, 2042                                                            3,523
.........................................................................................................................
           532,280   Ser. 01-T10, Class A2, 7 1/2s, 2041                                                         574,694
.........................................................................................................................
             1,883   Ser. 02-T4, Class A3, 7 1/2s, 2041                                                            2,033
.........................................................................................................................
             3,789   Ser. 01-T8, Class A1, 7 1/2s, 2041                                                            4,091
.........................................................................................................................
         2,067,767   Ser. 01-T7, Class A1, 7 1/2s, 2041                                                        2,232,535
.........................................................................................................................
           310,109   Ser. 01-T3, Class A1, 7 1/2s, 2040                                                          334,820
.........................................................................................................................
           938,690   Ser. 01-T1, Class A1, 7 1/2s, 2040                                                        1,013,489
.........................................................................................................................
           378,217   Ser. 99-T2, Class A1, 7 1/2s, 2039                                                          408,355
.........................................................................................................................
           197,138   Ser. 00-T6, Class A1, 7 1/2s, 2030                                                          212,846
.........................................................................................................................
           919,123   Ser. 01-T4, Class A1, 7 1/2s, 2028                                                          992,363
.........................................................................................................................
             1,222   Ser. 02-W3, Class A5, 7 1/2s, 2028                                                            1,319
.........................................................................................................................
         1,236,565   Ser. 03-118, Class S, IO, 6.8s, 2033                                                        179,302
.........................................................................................................................
         1,247,180   Ser. 03-118, Class SF, IO, 6.8s, 2033                                                       196,041
.........................................................................................................................
         1,246,717   Ser. 02-36, Class QH, IO, 6 3/4s, 2029                                                       81,943
.........................................................................................................................
           195,365   Ser. 03-7, Class SM, IO, 6.45s, 2023                                                          1,435
.........................................................................................................................
         3,087,772   Ser. 03-49, Class TS, IO, 6.4s, 2018                                                        379,217
.........................................................................................................................
         1,235,532   Ser. 03-14, Class KS, IO, 6.3s, 2017                                                         91,507
.........................................................................................................................
           345,392   Ser. 03-23, Class SC, IO, 6 1/4s, 2033                                                       15,651
.........................................................................................................................
           945,914   Ser. 03-58, Class ID, IO, 6s, 2033                                                          238,696
.........................................................................................................................
         1,103,633   Ser. 03-26, Class IG, IO, 6s, 2033                                                          224,865
.........................................................................................................................
           748,287   Ser. 322, Class 2, IO, 6s, 2032                                                             184,032
.........................................................................................................................
         1,008,764   Ser. 318, Class 2, IO, 6s, 2032                                                             252,348
.........................................................................................................................
           359,931   Ser. 01-74, Class MI, IO, 6s, 2015                                                           29,719
.........................................................................................................................
         2,714,307   Ser. 03-41, Class SP, IO, 5.9s, 2015                                                        190,426
.........................................................................................................................
         8,194,439   Ser. 03-34, Class SP, IO, 5.8s, 2032                                                        727,256
.........................................................................................................................
         6,667,714   Ser. 03-34, Class ES, IO, 5.7s, 2033                                                        611,554
.........................................................................................................................
         2,718,337   Ser. 03-34, Class SG, IO, 5.7s, 2033                                                        250,597
.........................................................................................................................
         4,171,099   Ser. 338, Class 2, IO, 5 1/2s, 2033                                                       1,173,122
.........................................................................................................................
         1,869,072   Ser. 329, Class 2, IO, 5 1/2s, 2033                                                         508,154
.........................................................................................................................
         1,910,339   Ser. 03-45, Class PI, IO, 5 1/2s, 2029                                                      245,359
.........................................................................................................................
         2,541,423   Ser. 03-37, Class IC, IO, 5 1/2s, 2027                                                      282,733
.........................................................................................................................
           367,000   Ser. 03-6, Class IB, IO, 5 1/2s, 2022                                                        26,975
.........................................................................................................................
         1,008,086   Ser. 345, Class 1, IO, 5s, 2033                                                             270,923
.........................................................................................................................
         1,161,956   Ser. 343, Class 4, IO, 5s, 2033                                                             293,938
.........................................................................................................................
         2,466,788   Ser. 343, Class 5, IO, 5s, 2033                                                             632,885
.........................................................................................................................
         2,811,220   Ser. 343, Class 9, IO, 5s, 2033                                                             748,487
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
         3,923,873   Ser. 03-23, Class AI, IO, 5s, 2017                                                          537,080
.........................................................................................................................
         1,603,200   Ser. 03-24, Class IC, IO, 5s, 2015                                                          324,818
.........................................................................................................................
         7,934,578   Ser. 03-W10, Class 1A, IO, 1.961s, 2043                                                     262,833
.........................................................................................................................
         9,462,797   Ser. 03-W10, Class 3A, IO, 1.954s, 2043                                                     322,327
.........................................................................................................................
         4,887,413   Ser. 03-W17, Class 12, IO, 1.162s, 2033                                                     162,990
.........................................................................................................................
         8,741,232   Ser. 00-T6, IO, 0.743s, 2030                                                                157,069
.........................................................................................................................
        14,193,376   Ser. 02-T18, IO, 0.519s, 2042                                                               205,986
.........................................................................................................................
           167,173   Ser. 99-51, Class N, PO, zero %, 2029                                                       139,276
.........................................................................................................................
            96,647   Ser. 99-52, Class MO, PO, zero %, 2026                                                       93,916
.........................................................................................................................
             1,023   Ser. 96-5, Class PB, PO, zero %, 2024                                                         1,006
.........................................................................................................................
                     Federal Home Loan Mortgage Corp.
                     Structured Pass-Through Securities
.........................................................................................................................
             7,594   Ser. T-58, Class 4A, 7 1/2s, 2043                                                             8,199
.........................................................................................................................
         4,166,170   Ser. T-57, Class 1AX, IO, 0.439s, 2043                                                       45,079
.........................................................................................................................
        12,641,428   FFCA Secured Lending Corp.
                     Ser. 00-1, Class X, IO, 1.614s, 2020                                                        812,613
.........................................................................................................................
           340,000   First Chicago Lennar Trust 144A
                     Ser. 97-CHL1, Class E, 7.902s, 2039                                                         316,041
.........................................................................................................................
                     Freddie Mac
.........................................................................................................................
           450,736   Ser. 2763, Class SC, 23.645s, 2032                                                          533,436
.........................................................................................................................
           226,084   Ser. 2478, Class SY, IO, 6.911s, 2021                                                        13,706
.........................................................................................................................
         2,031,266   Ser. 2448, Class SM, IO, 6.761s, 2032                                                       218,996
.........................................................................................................................
         2,024,947   Ser. 2579, Class GS, IO, 6.411s, 2017                                                       192,431
.........................................................................................................................
         2,993,282   Ser. 216, IO, 6s, 2032                                                                      733,354
.........................................................................................................................
         1,209,000   Ser. 2515, Class IG, IO, 5 1/2s, 2032                                                       394,859
.........................................................................................................................
           622,000   Ser. 2590, Class IH, IO, 5 1/2s, 2028                                                       166,774
.........................................................................................................................
         1,571,000   Ser. 2596, Class IQ, IO, 5 1/2s, 2026                                                       185,825
.........................................................................................................................
           382,246   Ser. 215, Class PO, PO, zero %, 2031                                                        337,153
.........................................................................................................................
           321,871   Ser. 2235, PO, zero %, 2030                                                                 252,216
.........................................................................................................................
                 3   Ser. 2078, Class KC, PO, zero %, 2023                                                             3
.........................................................................................................................
                     Government National
                     Mortgage Association
.........................................................................................................................
           226,016   Ser. 02-51, Class SA, IO, 6.82s, 2032                                                         3,650
.........................................................................................................................
           730,333   Ser. 01-43, Class SJ, IO, 6.32s, 2029                                                        20,427
.........................................................................................................................
         1,889,520   Ser. 01-19, Class S, IO, 6.248s, 2031                                                       177,142
.........................................................................................................................
         3,857,153   Ser. 03-83, Class SI, IO, 5.248s, 2032                                                      273,617
.........................................................................................................................
         1,551,030   Ser. 02-47, Class SM, IO, 4.69s, 2032                                                        78,761
.........................................................................................................................
           724,168   Ser. 99-31, Class MP, PO, zero %, 2029                                                      647,306
.........................................................................................................................
           166,683   Ser. 98-2, Class EA, PO, zero %, 2028                                                       140,680
.........................................................................................................................
           178,000   GS Mortgage Securities Corp. II 144A
                     FRB Ser. 03-FL6A, Class L, 4.63s, 2015                                                      178,223
.........................................................................................................................
GBP      1,124,214   Hermione (European Loan Conduit
                     No. 14) 144A FRB Class A, 4.10s,
                     2011 (Ireland)                                                                            2,050,881
.........................................................................................................................
        $5,960,086   Merrill Lynch Mortgage Investors, Inc.
                     Ser. 96-C2, Class JS, IO, 4.536s, 2028                                                      377,032
.........................................................................................................................
         1,380,000   Morgan Stanley Capital I 144A
                     Ser. 04-RR, Class F7, 6s, 2039                                                              968,480
.........................................................................................................................
         3,723,931   Mortgage Capital Funding, Inc.
                     Ser. 97-MC2, Class X, IO, 1.507s, 2012                                                      113,547
.........................................................................................................................
                     Starwood Asset Receivables Trust 144A
.........................................................................................................................
           149,724   FRB Ser. 03-1A, Class F, 2.4s, 2022                                                         149,964
.........................................................................................................................
           190,558   FRB Ser. 03-1A, Class E, 2.35s, 2022                                                        190,863
.........................................................................................................................
                     Strategic Hotel Capital, Inc. 144A
.........................................................................................................................
           515,000   Ser. 03-1, Class I, 3.639s, 2013                                                            515,644
.........................................................................................................................
         1,430,000   Ser. 03-1, Class H, 3.339s, 2013                                                          1,431,788
.........................................................................................................................
                     STRIPS 144A
.........................................................................................................................
           133,000   Ser. 03-1A, Class M, 5s, 2018
                     (Cayman Islands)                                                                            108,648
.........................................................................................................................
           158,000   Ser. 03-1A, Class N, 5s, 2018                                                               115,988
.........................................................................................................................
           143,000   Ser. 04-1A, Class M, 5s, 2018                                                               116,874
.........................................................................................................................
           137,000   Ser. 04-1A, Class N, 5s, 2018                                                               101,298
.........................................................................................................................
           152,000   Trizechahn Office Properties Trust
                     144A Ser. 01-TZHA, Class D3,
                     6.943s, 2013                                                                                161,372
------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized Mortgage
                     Obligations (cost $31,627,263)                                                          $30,331,725
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
            22,865   Avecia Group PLC $4.00 pfd.
                     (United Kingdom) (PIK)                                                                     $274,380
.........................................................................................................................
             9,150   Doane Pet Care Co. $7.125 pfd.                                                              384,300
.........................................................................................................................
                13   Dobson Communications Corp.
                     13.00% pfd. (PIK)                                                                             8,970
.........................................................................................................................
               310   First Republic Capital Corp. 144A
                     10.50% pfd.                                                                                 322,400
.........................................................................................................................
            10,883   iStar Financial, Inc. $1.95 cum. pfd.                                                       257,927
.........................................................................................................................
                80   Paxson Communications Corp.
                     13.25% cum. pfd. (PIK)                                                                      700,000
.........................................................................................................................
               162   Rural Cellular Corp. Ser. B,
                     11.375% cum. pfd.                                                                           136,080
.........................................................................................................................
             1,169   Rural Cellular Corp. 12.25% pfd. (PIK)                                                      748,160
------------------------------------------------------------------------------------------------------------------------
                     Total Preferred Stocks
                     (cost $3,008,096)                                                                        $2,832,217
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (0.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
             1,719   AboveNet, Inc. (NON)                                                                        $49,851
.........................................................................................................................
             2,113   Alderwoods Group, Inc. (NON)                                                                 25,779
.........................................................................................................................
           640,000   AMRESCO Creditor Trust (acquired
                     6/17/99, cost $106,356) (NON) (RES) (R)                                                         640
.........................................................................................................................
                16   Arch Wireless, Inc. Class A (NON)                                                               456
.........................................................................................................................
             1,559   Archibald Candy Corp. (NON)                                                                      78
.........................................................................................................................
               800   Birch Telecom, Inc. (NON)                                                                         8
.........................................................................................................................
               406   Comdisco Holding Co., Inc. (S)                                                               10,556
.........................................................................................................................
         2,443,632   Contifinancial Corp. Liquidating
                     Trust Units                                                                                  42,764
.........................................................................................................................
            13,547   Covad Communications
                     Group, Inc. (NON) (S)                                                                        32,513
.........................................................................................................................
             1,468   Crown Castle
                     International Corp. (NON) (S)                                                                21,653
.........................................................................................................................
               832   Genesis HealthCare Corp. (NON)                                                               24,161
.........................................................................................................................
            39,628   Globix Corp. (NON)                                                                          114,921
.........................................................................................................................
               182   Knology, Inc. (NON)                                                                             905
.........................................................................................................................
                90   Leucadia National Corp.                                                                       4,473
.........................................................................................................................
             5,742   Lodgian, Inc. (NON)                                                                          60,578
.........................................................................................................................
           110,000   Loewen Group International, Inc. (NON)                                                           11
.........................................................................................................................
            16,567   Pioneer Cos., Inc. (NON)                                                                    119,282
.........................................................................................................................
               704   Polymer Group, Inc. Class A (NON)                                                             9,222
.........................................................................................................................
               528   PSF Group Holdings, Inc. 144A Class A (NON)                                                 792,150
.........................................................................................................................
            44,535   Regal Entertainment Group (acquired
                     5/9/02, cost $354,880) (NON) (RES)                                                          806,084
.........................................................................................................................
               139   Sterling Chemicals, Inc. (NON)                                                                3,336
.........................................................................................................................
               722   Sun Healthcare Group, Inc. (NON) (S)                                                          6,498
.........................................................................................................................
           815,601   VFB LLC (acquired various dates from
                     6/22/99 to 12/8/03, cost $535,954) (NON) (RES)                                              154,964
.........................................................................................................................
             4,031   Washington Group International, Inc. (NON)                                                  144,673
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $7,446,960)                                                                        $2,425,556
------------------------------------------------------------------------------------------------------------------------
BRADY BONDS (0.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $362,354   Brazil (Federal Republic of) FRB
                     2.063s, 2012                                                                               $304,849
.........................................................................................................................
           950,592   Brazil (Federal Republic of) govt.
                     guaranty FRB Ser. RG, 2.125s, 2012                                                          799,733
.........................................................................................................................
           540,000   Peru (Republic of) coll. FLIRB
                     Ser. 20YR, 4 1/2s, 2017                                                                     434,052
.........................................................................................................................
           495,950   Peru (Republic of) FRB Ser. PDI, 5s, 2017                                                   421,558
------------------------------------------------------------------------------------------------------------------------
                     Total Brady Bonds
                     (cost $1,635,099)                                                                        $1,960,192
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
             7,735   Crown Castle International Corp.
                     $3.125 cv. pfd.                                                                            $348,075
.........................................................................................................................
             4,632   Omnicare, Inc. $2.00 cv. pfd.                                                               287,323
.........................................................................................................................
                51   Paxson Communications Corp. 144A
                     9.75% cv. pfd. (PIK)                                                                        362,100
.........................................................................................................................
             5,850   Williams Cos., Inc. (The) 144A
                     $2.75 cv. pfd.                                                                              411,694
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $1,269,913)                                                                        $1,409,192
------------------------------------------------------------------------------------------------------------------------
UNITS (0.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Units                                                                                                    Value
.........................................................................................................................
           790,000   Morrison Knudsen Corp. zero %, 2032                                                         $41,475
.........................................................................................................................
               842   XCL Equity Units                                                                            373,713
------------------------------------------------------------------------------------------------------------------------
                     Total Units
                     (cost $1,725,251)                                                                          $415,188
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
           $95,000   AES Corp. (The) cv. sub. notes
                     4 1/2s, 2005                                                                                $93,219
.........................................................................................................................
         1,940,000   Cybernet Internet Services International,
                     Inc. 144A cv. sr. disc. notes
                     stepped-coupon zero % (13s, 8/15/04)
                     2009 (Denmark) (In default) (NON) (STP)                                                          19
.........................................................................................................................
           215,000   WCI Communities, Inc. cv. sr. sub. notes
                     4s, 2023                                                                                    234,350
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $1,946,825)                                                                          $327,588
------------------------------------------------------------------------------------------------------------------------
WARRANTS (0.1%) (a) (NON)
------------------------------------------------------------------------------------------------------------------------
Number of Warrants                                                                       Expiration Date           Value
.........................................................................................................................
               620   AboveNet, Inc.                                                               9/8/08          $4,960
.........................................................................................................................
               729   AboveNet, Inc.                                                               9/8/10           2,916
.........................................................................................................................
               890   Dayton Superior Corp.
                     144A                                                                        6/15/09               9
.........................................................................................................................
                 3   Doe Run Resources Corp.
                     144A                                                                       12/31/12               1
.........................................................................................................................
             1,012   Huntsman Co., LLC 144A                                                      5/15/11         192,280
.........................................................................................................................
               422   MDP Acquisitions PLC
                     144A (Ireland)                                                              10/1/13          11,816
.........................................................................................................................
               350   Mikohn Gaming Corp. 144A                                                    8/15/08             105
.........................................................................................................................
               360   ONO Finance PLC 144A
                     (United Kingdom)                                                            2/15/11               1
.........................................................................................................................
               350   Pliant Corp. 144A                                                            6/1/10               4
.........................................................................................................................
               430   Solutia, Inc. 144A                                                          7/15/09               4
.........................................................................................................................
               330   Travel Centers of
                     America, Inc. 144A                                                           5/1/09           1,650
.........................................................................................................................
             1,420   Ubiquitel, Inc. 144A                                                        4/15/10               1
.........................................................................................................................
             2,488   Washington Group
                     International, Inc. Ser. A                                                  1/25/06          23,885
.........................................................................................................................
             2,845   Washington Group
                     International, Inc. Ser. B                                                  1/25/06          21,622
.........................................................................................................................
             1,535   Washington Group
                     International, Inc. Ser. C                                                  1/25/06          10,438
.........................................................................................................................
               500   XM Satellite Radio
                     Holdings, Inc. 144A                                                         3/15/10          27,500
------------------------------------------------------------------------------------------------------------------------
                     Total Warrants (cost $637,955)                                                             $297,192
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (13.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $74,755,956   Putnam Prime Money Market Fund (e)                                                      $74,755,956
.........................................................................................................................
            61,657   Short-term investments held as collateral
                     for loaned securities with yields ranging
                     from 1.06% to 1.65% and due dates
                     ranging from July 1, 2004 to
                     August 10, 2004 (d)                                                                          61,643
.........................................................................................................................
         1,275,000   U.S. Treasury Bills zero %, July 8, 2004 (SEG)                                            1,274,778
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $76,092,377)                                                                      $76,092,377
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $572,892,575)                                                                    $568,414,423
------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2004 (Unaudited)
(aggregate face value $29,962,316)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollar          $5,998,439   $6,052,177     9/15/04       $(53,738)
...............................................................................
British Pound               2,413,630    2,430,716     9/15/04        (17,086)
...............................................................................
Danish Krone                1,028,994    1,033,259     9/15/04         (4,265)
...............................................................................
Euro                        2,725,404    2,726,442     9/15/04         (1,038)
...............................................................................
Japanese Yen               17,116,961   16,667,794     9/15/04        449,167
...............................................................................
Norwegian Krone               273,844      284,518     9/15/04        (10,674)
...............................................................................
Polish Zloty                  360,660      350,743     9/15/04          9,917
...............................................................................
Swiss Franc                   416,258      416,667     9/15/04           (409)
------------------------------------------------------------------------------
                                                                     $371,874
------------------------------------------------------------------------------

Forward Currency Contracts to Sell at June 30, 2004 (Unaudited)
(aggregate face value $37,904,740)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollar          $1,015,026   $1,026,835     9/15/04        $11,809
...............................................................................
British Pound               7,722,863    7,761,549     9/15/04         38,686
...............................................................................
Canadian Dollar               774,463      762,834     9/15/04        (11,629)
...............................................................................
Euro                       14,985,710   14,923,216     9/15/04        (62,494)
...............................................................................
New Zealand Dollar          6,207,919    6,103,430     9/15/04       (104,489)
...............................................................................
Swedish Krona               7,242,105    7,326,876     9/15/04         84,771
------------------------------------------------------------------------------
                                                                     $(43,346)
------------------------------------------------------------------------------

Futures Contracts Outstanding at June 30, 2004 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate  Expiration   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Euro-Bobl
5 yr (Long)               $11,808,804  $11,771,603      Sep-04        $37,201
...............................................................................
Euro-Bund
10 yr (Long)               14,729,434   14,599,488      Sep-04        129,946
...............................................................................
Interest Rate Swap
10 yr (Long)                1,378,813    1,352,742      Sep-04         26,071
...............................................................................
Japanese Government
Bond-Mini
10 yr (Long)                4,578,288    4,581,815      Sep-04         (3,527)
...............................................................................
Japanese Government
Bond 10 yr-TSE
(Long)                      6,191,000    6,180,106      Sep-04         10,894
...............................................................................
Long Gilt (Long)           14,200,163   14,171,700      Sep-04         28,463
...............................................................................
U.S. Treasury Bond
20 yr (Long)                7,446,250    7,308,739      Sep-04        137,511
...............................................................................
U.S. Treasury Note
10 yr (Long)               19,241,750   18,982,577      Sep-04        259,173
...............................................................................
U.S. Treasury Note
10 yr (Short)              13,556,688   13,470,660      Sep-04        (86,028)
...............................................................................
U.S. Treasury Note
5 yr (Short)               36,519,000   36,231,596      Sep-04       (287,404)
------------------------------------------------------------------------------
                                                                     $252,300
------------------------------------------------------------------------------


Interest Rate Swap Contracts Outstanding At June 30, 2004
(Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                          Notional Termination   Appreciation/
                                            Amount        Date  (Depreciation)
...............................................................................
Agreement with Bank of America,
N.A. dated March 25, 2004 to
pay semi-annually the notional
amount multiplied by 3.075%
and receive quarterly the
notional amount multiplied by
the three month USD-LIBOR              $13,700,000     3/30/09       $565,939
...............................................................................
Agreement with Bank of America,
N.A. dated January 22, 2004 to
pay semi-annually the notional
amount multiplied by 1.97375%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR                          5,900,000     1/26/06         40,220
...............................................................................
Agreement with Bank of America,
N.A. dated December 2, 2003
to pay semi-annually the notional
amount multiplied by 2.444% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR                          5,369,000     12/5/05         15,528
...............................................................................
Agreement with Bank of America,
N.A. dated January 22, 2004 to
pay semi-annually the notional
amount multiplied by 4.35% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR                          1,800,000     1/27/14         66,773
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated December 9, 2003 to
receive semi-annually the
notional amount multiplied by
4.641% and pay quarterly the
notional amount multiplied by
three month USD-LIBOR-BBA                7,839,000    12/15/13       (213,336)
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated January 22, 2004 to pay
semi-annually the notional
amount multiplied by 1.955% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA                      5,900,000     1/26/06         42,053
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated January 22, 2004 to pay
semi-annually the notional
amount multiplied by 4.3375%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA                      1,800,000     1/26/14         66,545
...............................................................................
Agreement with Merrill
Lynch Capital Services,
Inc. dated September 27,
2002 to receive semi-
annually the notional
amount multiplied by the
six month JPY-LIBOR-BBA
and pay semi-annually the
notional amount multiplied
by 0.399%                          JPY2,126,000,000    10/1/07         60,783
...............................................................................
Agreement with Merrill Lynch
Capital Services, Inc. dated
October 27, 2000 to receive
semi-annually the notional
amount multiplied by 6.74% and
pay quarterly the notional
amount multiplied by the three
month USD-LIBOR                          5,600,000    10/31/05        348,559
...............................................................................
Agreement with UBS, AG
dated April 23, 2004 to
receive annually the notional
amount multiplied by 3.49%
and pay quarterly the notional
amount multiplied by the
three month
SEK-STIBOR-SIDE                      SEK320,000,000    4/27/06        (43,336)
------------------------------------------------------------------------------
                                                                     $949,728
------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT Equity Income Fund

The fund's portfolio
June 30, 2004 (Unaudited)

COMMON STOCKS (93.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (2.1%)
.........................................................................................................................
            12,386   Boeing Co. (The)                                                                           $632,801
.........................................................................................................................
            13,466   Lockheed Martin Corp.                                                                       701,309
.........................................................................................................................
            13,434   Northrop Grumman Corp.                                                                      721,406
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,055,516
------------------------------------------------------------------------------------------------------------------------
Airlines (0.2%)
.........................................................................................................................
            12,009   Southwest Airlines Co.                                                                      201,391
------------------------------------------------------------------------------------------------------------------------
Automotive (0.7%)
.........................................................................................................................
             4,167   BorgWarner, Inc.                                                                            182,390
.........................................................................................................................
             8,625   Lear Corp.                                                                                  508,789
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 691,179
------------------------------------------------------------------------------------------------------------------------
Banking (13.3%)
.........................................................................................................................
            39,218   Bank of America Corp.                                                                     3,318,627
.........................................................................................................................
            42,254   Bank of New York Co., Inc. (The)                                                          1,245,648
.........................................................................................................................
             6,201   Compass Bancshares, Inc.                                                                    266,643
.........................................................................................................................
               588   South Trust Corp.                                                                            22,820
.........................................................................................................................
            27,840   State Street Corp.                                                                        1,365,274
.........................................................................................................................
           106,062   U.S. Bancorp                                                                              2,923,069
.........................................................................................................................
            38,175   Wachovia Corp.                                                                            1,698,788
.........................................................................................................................
             3,930   Washington Mutual, Inc.                                                                     151,855
.........................................................................................................................
            32,601   Wells Fargo & Co.                                                                         1,865,755
.........................................................................................................................
             2,560   Zions Bancorp.                                                                              157,312
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,015,791
------------------------------------------------------------------------------------------------------------------------
Beverage (1.1%)
.........................................................................................................................
            36,692   Coca-Cola Enterprises, Inc.                                                               1,063,701
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.7%)
.........................................................................................................................
            17,930   Viacom, Inc. Class B                                                                        640,460
------------------------------------------------------------------------------------------------------------------------
Building Materials (1.7%)
.........................................................................................................................
            52,214   Masco Corp.                                                                               1,628,033
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.2%)
.........................................................................................................................
             4,756   Liberty Media International, Inc. Class A (NON)                                             176,448
------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.3%)
.........................................................................................................................
             4,520   Eaton Corp.                                                                                 292,625
------------------------------------------------------------------------------------------------------------------------
Chemicals (2.2%)
.........................................................................................................................
             4,684   Avery Dennison Corp.                                                                        299,823
.........................................................................................................................
            22,389   Dow Chemical Co. (The)                                                                      911,232
.........................................................................................................................
            12,179   Engelhard Corp.                                                                             393,503
.........................................................................................................................
             9,049   PPG Industries, Inc.                                                                        565,472
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,170,030
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (1.0%)
.........................................................................................................................
           129,901   Service Corp. International (NON)                                                           957,370
------------------------------------------------------------------------------------------------------------------------
Computers (2.9%)
.........................................................................................................................
           123,890   Hewlett-Packard Co.                                                                       2,614,079
.........................................................................................................................
            39,830   Sun Microsystems, Inc. (NON)                                                                172,862
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,786,941
------------------------------------------------------------------------------------------------------------------------
Conglomerates (3.2%)
.........................................................................................................................
               190   Berkshire Hathaway, Inc. Class B (NON)                                                      561,450
.........................................................................................................................
            24,524   Honeywell International, Inc.                                                               898,314
.........................................................................................................................
            51,150   Tyco International, Ltd. (Bermuda)                                                        1,695,111
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,154,875
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.1%)
.........................................................................................................................
             3,760   Capital One Financial Corp.                                                                 257,109
.........................................................................................................................
             4,225   Countrywide Financial Corp.                                                                 296,806
.........................................................................................................................
            13,477   MBNA Corp.                                                                                  347,572
.........................................................................................................................
            10,820   Providian Financial Corp. (NON)                                                             158,729
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,060,216
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.8%)
.........................................................................................................................
            12,301   Colgate-Palmolive Co.                                                                       718,993
.........................................................................................................................
             1,058   Kimberly-Clark Corp.                                                                         69,701
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 788,694
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (3.6%)
.........................................................................................................................
             4,240   Dominion Resources, Inc.                                                                    267,459
.........................................................................................................................
             7,763   DPL, Inc.                                                                                   150,757
.........................................................................................................................
            18,334   Edison International                                                                        468,800
.........................................................................................................................
             9,154   Entergy Corp.                                                                               512,716
.........................................................................................................................
            22,150   Exelon Corp.                                                                                737,374
.........................................................................................................................
            22,848   PG&E Corp. (NON)                                                                            638,373
.........................................................................................................................
             1,051   Pinnacle West Capital Corp.                                                                  42,450
.........................................................................................................................
             8,936   Progress Energy, Inc.                                                                       393,631
.........................................................................................................................
               909   SCANA Corp.                                                                                  33,060
.........................................................................................................................
             6,910   Wisconsin Energy Corp.                                                                      225,335
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,469,955
------------------------------------------------------------------------------------------------------------------------
Electronics (0.9%)
.........................................................................................................................
            11,171   Celestica, Inc. (Canada) (NON)                                                              222,861
.........................................................................................................................
            13,380   Micron Technology, Inc. (NON)                                                               204,848
.........................................................................................................................
            11,780   Motorola, Inc.                                                                              214,985
.........................................................................................................................
            14,560   Vishay Intertechnology, Inc. (NON)                                                          270,525
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 913,219
------------------------------------------------------------------------------------------------------------------------
Energy (0.6%)
.........................................................................................................................
            20,400   GlobalSantaFe Corp. (Cayman Islands)                                                        540,600
------------------------------------------------------------------------------------------------------------------------
Financial (7.9%)
.........................................................................................................................
             3,340   CIT Group, Inc.                                                                             127,889
.........................................................................................................................
            99,200   Citigroup, Inc.                                                                           4,612,800
.........................................................................................................................
            13,872   Fannie Mae                                                                                  989,906
.........................................................................................................................
            26,017   Freddie Mac                                                                               1,646,876
.........................................................................................................................
             7,160   PMI Group, Inc. (The)                                                                       311,603
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,689,074
------------------------------------------------------------------------------------------------------------------------
Food (1.5%)
.........................................................................................................................
             7,520   ConAgra Foods, Inc.                                                                         203,642
.........................................................................................................................
            13,142   General Mills, Inc.                                                                         624,639
.........................................................................................................................
            17,196   H.J. Heinz Co.                                                                              674,083
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,502,364
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (1.9%)
.........................................................................................................................
            16,772   Boise Cascade Corp.                                                                         631,298
.........................................................................................................................
            37,295   Smurfit-Stone Container Corp. (NON)                                                         744,035
.........................................................................................................................
            17,912   Sonoco Products Co.                                                                         456,756
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,832,089
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.7%)
.........................................................................................................................
            11,768   Harrah's Entertainment, Inc.                                                                636,649
------------------------------------------------------------------------------------------------------------------------
Health Care Services (1.0%)
.........................................................................................................................
             8,820   CIGNA Corp.                                                                                 606,904
.........................................................................................................................
             9,650   Medco Health Solutions, Inc. (NON)                                                          361,875
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 968,779
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.4%)
.........................................................................................................................
             9,450   Lennar Corp.                                                                                422,604
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.9%)
.........................................................................................................................
            12,308   Whirlpool Corp.                                                                             844,329
------------------------------------------------------------------------------------------------------------------------
Insurance (6.2%)
.........................................................................................................................
            36,980   ACE, Ltd. (Bermuda)                                                                       1,563,514
.........................................................................................................................
            15,488   American International Group, Inc.                                                        1,103,985
.........................................................................................................................
             9,816   AON Corp.                                                                                   279,462
.........................................................................................................................
            11,074   Axis Capital Holdings, Ltd. (Bermuda)                                                       310,072
.........................................................................................................................
             3,890   MBIA, Inc.                                                                                  222,197
.........................................................................................................................
             8,780   Old Republic International Corp.                                                            208,262
.........................................................................................................................
             6,040   Radian Group, Inc.                                                                          289,316
.........................................................................................................................
            21,994   St. Paul Travelers Cos., Inc. (The)                                                         891,637
.........................................................................................................................
             3,763   Torchmark Corp.                                                                             202,449
.........................................................................................................................
             4,693   Willis Group Holdings, Ltd. (Bermuda)                                                       175,753
.........................................................................................................................
            11,106   XL Capital, Ltd. Class A (Bermuda)                                                          838,059
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,084,706
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (3.8%)
.........................................................................................................................
            64,505   JPMorgan Chase & Co.                                                                      2,500,859
.........................................................................................................................
            13,902   Merrill Lynch & Co., Inc.                                                                   750,430
.........................................................................................................................
             8,327   Morgan Stanley Dean Witter & Co.                                                            439,416
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,690,705
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.4%)
.........................................................................................................................
            20,840   Hilton Hotels Corp.                                                                         388,874
------------------------------------------------------------------------------------------------------------------------
Machinery (1.2%)
.........................................................................................................................
            17,671   Ingersoll-Rand Co. Class A (Bermuda)                                                      1,207,106
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.4%)
.........................................................................................................................
            10,329   Dover Corp.                                                                                 434,851
------------------------------------------------------------------------------------------------------------------------
Media (2.0%)
.........................................................................................................................
             6,650   Fox Entertainment Group, Inc. Class A (NON)                                                 177,555
.........................................................................................................................
           101,251   Liberty Media Corp. Class A (NON)                                                           910,246
.........................................................................................................................
            32,273   Walt Disney Co. (The)                                                                       822,639
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,910,440
------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.1%)
.........................................................................................................................
             2,480   Baxter International, Inc.                                                                   85,585
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.1%)
.........................................................................................................................
             3,458   Sempra Energy                                                                               119,059
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.4%)
.........................................................................................................................
             8,823   Pitney Bowes, Inc.                                                                          390,418
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (10.0%)
.........................................................................................................................
             5,282   Amerada Hess Corp.                                                                          418,282
.........................................................................................................................
            24,214   BP PLC ADR (United Kingdom)                                                               1,297,144
.........................................................................................................................
            15,889   Chevron Texaco Corp.                                                                      1,495,314
.........................................................................................................................
               450   ConocoPhillips                                                                               34,331
.........................................................................................................................
            94,520   ExxonMobil Corp.                                                                          4,197,633
.........................................................................................................................
             9,953   Noble Corp. (Cayman Islands) (NON)                                                          377,119
.........................................................................................................................
               341   Sunoco, Inc.                                                                                 21,694
.........................................................................................................................
             4,400   Total SA Class B ADR (France)                                                               422,752
.........................................................................................................................
            25,311   Unocal Corp.                                                                                961,818
.........................................................................................................................
             7,040   Valero Energy Corp.                                                                         519,270
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,745,357
------------------------------------------------------------------------------------------------------------------------
Other (0.8%)
.........................................................................................................................
            12,353   iShares Russell 1000 Value Index Fund                                                       741,921
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (2.9%)
.........................................................................................................................
            31,485   Abbott Laboratories                                                                       1,283,329
.........................................................................................................................
             4,507   Johnson & Johnson                                                                           251,040
.........................................................................................................................
            29,559   King Pharmaceuticals, Inc. (NON)                                                            338,451
.........................................................................................................................
            23,809   Pfizer, Inc.                                                                                816,173
.........................................................................................................................
             4,670   Wyeth                                                                                       168,867
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,857,860
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.3%)
.........................................................................................................................
            19,730   Xerox Corp. (NON)                                                                           286,085
------------------------------------------------------------------------------------------------------------------------
Railroads (2.6%)
.........................................................................................................................
            12,203   Canadian National Railway Co.
                     (Toronto Exchange) (Canada)                                                                 531,929
.........................................................................................................................
            32,977   Union Pacific Corp.                                                                       1,960,483
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,492,412
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.2%)
.........................................................................................................................
             8,000   Equity Office Properties Trust (R)                                                          217,600
------------------------------------------------------------------------------------------------------------------------
Regional Bells (3.2%)
.........................................................................................................................
            18,352   BellSouth Corp.                                                                             481,189
.........................................................................................................................
            43,493   SBC Communications, Inc.                                                                  1,054,705
.........................................................................................................................
            42,646   Verizon Communications, Inc.                                                              1,543,356
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,079,250
------------------------------------------------------------------------------------------------------------------------
Restaurants (1.1%)
.........................................................................................................................
            19,899   Darden Restaurants, Inc.                                                                    408,924
.........................................................................................................................
            26,790   McDonald's Corp.                                                                            696,540
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,105,464
------------------------------------------------------------------------------------------------------------------------
Retail (2.3%)
.........................................................................................................................
             5,290   AutoZone, Inc. (NON)                                                                        423,729
.........................................................................................................................
            26,044   Limited Brands                                                                              487,023
.........................................................................................................................
             9,680   Lowe's Cos., Inc.                                                                           508,684
.........................................................................................................................
            41,031   Office Depot, Inc. (NON)                                                                    734,865
.........................................................................................................................
            20,590   Rite Aid Corp. (NON)                                                                        107,480
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,261,781
------------------------------------------------------------------------------------------------------------------------
Software (1.0%)
.........................................................................................................................
            32,250   Microsoft Corp.                                                                             921,060
.........................................................................................................................
             7,350   Oracle Corp. (NON)                                                                           87,686
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,008,746
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.3%)
.........................................................................................................................
             6,700   First Data Corp.                                                                            298,284
------------------------------------------------------------------------------------------------------------------------
Textiles (0.2%)
.........................................................................................................................
             4,700   Liz Claiborne, Inc.                                                                         169,106
------------------------------------------------------------------------------------------------------------------------
Tobacco (2.2%)
.........................................................................................................................
            43,326   Altria Group, Inc.                                                                        2,168,466
------------------------------------------------------------------------------------------------------------------------
Toys (0.6%)
.........................................................................................................................
            33,150   Mattel, Inc.                                                                                604,988
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.4%)
.........................................................................................................................
            15,070   Republic Services, Inc.                                                                     436,126
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $85,441,348)                                                                      $91,288,122
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (3.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
             2,350   Amerada Hess Corp. $3.50 cv. pfd.                                                          $170,081
.........................................................................................................................
               410   Baxter International, Inc. $3.50 cv. pfd.                                                    23,421
.........................................................................................................................
             5,000   Boise Cascade Corp. $3.75 units cv. pfd.                                                    263,750
.........................................................................................................................
             1,616   Conseco, Inc. $1.38 cum. cv. pfd.                                                            43,632
.........................................................................................................................
             3,300   Dominion Resources, Inc. $4.75 cv. pfd.                                                     179,850
.........................................................................................................................
               830   Ford Motor Company Capital Trust II
                     $3.25 cum. cv. pfd.                                                                          45,546
.........................................................................................................................
                43   Freeport-McMoRan Copper & Gold, Inc.
                     144A $5.50 cv. pfd.                                                                          38,614
.........................................................................................................................
             6,031   Hartford Financial Services Group, Inc.
                     (The) $3.50 cv. pfd.                                                                        402,569
.........................................................................................................................
             1,980   Hartford Financial Services Group, Inc.
                     (The) $3.00 cv. pfd.                                                                        129,690
.........................................................................................................................
               130   Hercules Trust II 6.50% units cum. cv. pfd.                                                  98,800
.........................................................................................................................
               553   Interpublic Group Companies, Inc.
                     $2.688 cum. cv. pfd                                                                          28,410
.........................................................................................................................
             1,035   Northrop Grumman Corp. $7.25 cv. pfd.                                                       110,098
.........................................................................................................................
             4,900   ONEOK, Inc. $2.125 units cv. pfd.                                                           142,051
.........................................................................................................................
             2,680   PMI Group, Inc. (The) $1.469 cv. pfd.                                                        73,365
.........................................................................................................................
               550   Sempra Energy $2.125 units cv. pfd.                                                          16,638
.........................................................................................................................
             4,200   Solectron Corp. $1.813 units cv. pfd.                                                        71,925
.........................................................................................................................
               900   St. Paul Co., Inc. (The) Ser. A,
                     $4.50 cum. cv. pfd                                                                           66,618
.........................................................................................................................
            12,110   Xerox Corp. 6.25% cv. pfd.                                                                1,603,061
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $3,254,630)                                                                        $3,508,119
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
           $12,730   CenterPoint Energy, Inc. cv. sub notes
                     FRN 1.425s, 2029                                                                           $416,112
.........................................................................................................................
            49,000   Goodyear Tire & Rubber Co. (The)
                     144A cv. bonds 4s, 2034                                                                      49,582
.........................................................................................................................
            70,000   Rite Aid Corp. cv. notes 4 3/4s, 2006                                                        75,513
.........................................................................................................................
             6,000   Tyco International Group SA 144A
                     cv. company guaranty 2 3/4s, 2018
                     (Luxembourg)                                                                                  9,015
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $527,320)                                                                            $550,222
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (0.1%) (a) (cost $55,611)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
           $44,000   Tyco International Group SA company
                     guaranty Ser. A, 2 3/4s, 2018
                     (Luxembourg)                                                                                $66,110
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.5%) (a) (cost $2,402,598)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $2,402,598   Putnam Prime Money Market Fund (e)                                                       $2,402,598
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $91,681,507)                                                                      $97,815,171
------------------------------------------------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT The George Putnam Fund of Boston

The fund's portfolio
June 30, 2004 (Unaudited)

COMMON STOCKS (60.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Banking (3.4%)
.........................................................................................................................
            14,710   Compass Bancshares, Inc. (S)                                                               $632,530
.........................................................................................................................
            98,400   State Street Corp.                                                                        4,825,536
.........................................................................................................................
           363,110   U.S. Bancorp                                                                             10,007,312
.........................................................................................................................
            10,900   Washington Mutual, Inc.                                                                     421,176
.........................................................................................................................
           140,505   Wells Fargo & Co.                                                                         8,041,101
.........................................................................................................................
             7,440   Zions Bancorp.                                                                              457,188
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,384,843
------------------------------------------------------------------------------------------------------------------------
Basic Materials (2.4%)
.........................................................................................................................
            50,000   Alcoa, Inc.                                                                               1,651,500
.........................................................................................................................
            19,200   Avery Dennison Corp.                                                                      1,228,992
.........................................................................................................................
            45,200   Boise Cascade Corp.                                                                       1,701,328
.........................................................................................................................
           124,990   Dow Chemical Co. (The)                                                                    5,087,093
.........................................................................................................................
            33,070   Engelhard Corp.                                                                           1,068,492
.........................................................................................................................
            50,580   PPG Industries, Inc.                                                                      3,160,744
.........................................................................................................................
            99,680   Smurfit-Stone Container Corp. (NON) (S)                                                   1,988,616
.........................................................................................................................
            44,460   Sonoco Products Co.                                                                       1,133,730
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,020,495
------------------------------------------------------------------------------------------------------------------------
Capital Goods (3.1%)
.........................................................................................................................
            85,210   Boeing Co. (The)                                                                          4,353,379
.........................................................................................................................
            25,390   Dover Corp.                                                                               1,068,919
.........................................................................................................................
            12,700   Eaton Corp.                                                                                 822,198
.........................................................................................................................
            16,400   Emerson Electric Co.                                                                      1,042,220
.........................................................................................................................
            76,020   Ingersoll-Rand Co. Class A (Bermuda)                                                      5,192,926
.........................................................................................................................
            85,400   Lockheed Martin Corp.                                                                     4,447,632
.........................................................................................................................
            56,520   Northrop Grumman Corp.                                                                    3,035,124
.........................................................................................................................
            21,600   Pitney Bowes, Inc.                                                                          955,800
.........................................................................................................................
            40,100   Republic Services, Inc.                                                                   1,160,494
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,078,692
------------------------------------------------------------------------------------------------------------------------
Communication Services (2.0%)
.........................................................................................................................
            49,500   BellSouth Corp.                                                                           1,297,890
.........................................................................................................................
            22,400   Echostar Communications Corp.
                     Class A (NON)                                                                               688,800
.........................................................................................................................
            12,379   Liberty Media International, Inc.
                     Class A (NON)                                                                               459,261
.........................................................................................................................
           164,980   SBC Communications, Inc. (SEG)                                                            4,000,765
.........................................................................................................................
           227,940   Verizon Communications, Inc.                                                              8,249,149
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,695,865
------------------------------------------------------------------------------------------------------------------------
Conglomerates (2.6%)
.........................................................................................................................
             1,123   Berkshire Hathaway, Inc. Class B (NON)                                                    3,318,465
.........................................................................................................................
           125,900   General Electric Co.                                                                      4,079,160
.........................................................................................................................
            58,910   Honeywell International, Inc.                                                             2,157,873
.........................................................................................................................
           279,616   Tyco International, Ltd. (Bermuda)                                                        9,266,474
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,821,972
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (6.2%)
.........................................................................................................................
            14,000   AutoZone, Inc. (NON) (S)                                                                  1,121,400
.........................................................................................................................
            11,000   BorgWarner, Inc.                                                                            481,470
.........................................................................................................................
            66,800   Fox Entertainment Group, Inc. Class A (NON)                                               1,783,560
.........................................................................................................................
            25,700   Harrah's Entertainment, Inc.                                                              1,390,370
.........................................................................................................................
            89,000   Hilton Hotels Corp. (S)                                                                   1,660,740
.........................................................................................................................
            77,000   Home Depot, Inc. (The)                                                                    2,710,400
.........................................................................................................................
            28,600   JC Penney Co., Inc. (Holding Co.) (S)                                                     1,079,936
.........................................................................................................................
            20,900   Lear Corp.                                                                                1,232,891
.........................................................................................................................
            25,300   Lennar Corp.                                                                              1,131,416
.........................................................................................................................
            65,060   Limited Brands                                                                            1,216,622
.........................................................................................................................
            42,300   Liz Claiborne, Inc.                                                                       1,521,954
.........................................................................................................................
            56,400   Lowe's Cos., Inc.                                                                         2,963,820
.........................................................................................................................
           190,000   Masco Corp. (S)                                                                           5,924,200
.........................................................................................................................
           159,500   Mattel, Inc.                                                                              2,910,875
.........................................................................................................................
           212,800   Office Depot, Inc. (NON)                                                                  3,811,248
.........................................................................................................................
            21,400   Pulte Homes, Inc.                                                                         1,113,442
.........................................................................................................................
           313,804   Service Corp. International (NON)                                                         2,312,735
.........................................................................................................................
            39,300   Wal-Mart Stores, Inc.                                                                     2,073,468
.........................................................................................................................
           146,530   Walt Disney Co. (The)                                                                     3,735,050
.........................................................................................................................
            57,888   Whirlpool Corp. (S)                                                                       3,971,117
------------------------------------------------------------------------------------------------------------------------
                                                                                                              44,146,714
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.6%)
.........................................................................................................................
            10,000   Capital One Financial Corp.                                                                 683,800
.........................................................................................................................
            11,450   Countrywide Financial Corp.                                                                 804,363
.........................................................................................................................
            98,110   MBNA Corp.                                                                                2,530,257
.........................................................................................................................
            30,700   Providian Financial Corp. (NON)                                                             450,369
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,468,789
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (5.5%)
.........................................................................................................................
           221,036   Altria Group, Inc.                                                                       11,062,852
.........................................................................................................................
            44,800   Coca-Cola Co. (The)                                                                       2,261,504
.........................................................................................................................
            90,470   Coca-Cola Enterprises, Inc.                                                               2,622,725
.........................................................................................................................
            40,700   Colgate-Palmolive Co.                                                                     2,378,915
.........................................................................................................................
            28,300   ConAgra, Inc.                                                                               766,364
.........................................................................................................................
            76,900   Darden Restaurants, Inc.                                                                  1,580,295
.........................................................................................................................
            31,000   Dean Foods Co. (NON)                                                                      1,156,610
.........................................................................................................................
            46,800   General Mills, Inc.                                                                       2,224,404
.........................................................................................................................
            39,440   H.J. Heinz Co.                                                                            1,546,048
.........................................................................................................................
           247,593   Liberty Media Corp. Class A (NON)                                                         2,225,861
.........................................................................................................................
           142,600   McDonald's Corp.                                                                          3,707,600
.........................................................................................................................
            58,000   Procter & Gamble Co.                                                                      3,157,520
.........................................................................................................................
           211,600   Rite Aid Corp. (NON)                                                                      1,104,552
.........................................................................................................................
            31,800   Time Warner, Inc. (NON)                                                                     559,044
.........................................................................................................................
            77,400   Viacom, Inc. Class B                                                                      2,764,728
------------------------------------------------------------------------------------------------------------------------
                                                                                                              39,119,022
------------------------------------------------------------------------------------------------------------------------
Energy (5.9%)
.........................................................................................................................
            22,200   Amerada Hess Corp. (S)                                                                    1,758,018
.........................................................................................................................
            49,840   BP PLC ADR (United Kingdom)                                                               2,669,929
.........................................................................................................................
            79,100   Chevron Texaco Corp.                                                                      7,444,101
.........................................................................................................................
           464,793   ExxonMobil Corp.                                                                         20,641,457
.........................................................................................................................
            50,980   GlobalSantaFe Corp. (Cayman Islands)                                                      1,350,970
.........................................................................................................................
            72,800   Halliburton Co.                                                                           2,202,928
.........................................................................................................................
            27,940   Noble Corp. (Cayman Islands) (NON)                                                        1,058,647
.........................................................................................................................
            11,740   Total SA Class B ADR (France)                                                             1,127,979
.........................................................................................................................
            56,920   Unocal Corp.                                                                              2,162,960
.........................................................................................................................
            11,900   Valero Energy Corp. (S)                                                                     877,744
.........................................................................................................................
            28,000   Varco International, Inc. (NON) (S)                                                         612,920
------------------------------------------------------------------------------------------------------------------------
                                                                                                              41,907,653
------------------------------------------------------------------------------------------------------------------------
Financial (10.4%)
.........................................................................................................................
           170,765   Bank of America Corp.                                                                    14,450,134
.........................................................................................................................
           137,960   Bank of New York Co., Inc. (The)                                                          4,067,061
.........................................................................................................................
             9,500   CIT Group, Inc. (S)                                                                         363,755
.........................................................................................................................
           430,285   Citigroup, Inc.                                                                          20,008,253
.........................................................................................................................
           111,467   Fannie Mae                                                                                7,954,285
.........................................................................................................................
           143,090   Freddie Mac                                                                               9,057,597
.........................................................................................................................
           267,650   JPMorgan Chase & Co.                                                                     10,376,791
.........................................................................................................................
            35,030   Merrill Lynch & Co., Inc.                                                                 1,890,919
.........................................................................................................................
            19,800   PMI Group, Inc. (The) (S)                                                                   861,696
.........................................................................................................................
           123,570   Wachovia Corp.                                                                            5,498,865
------------------------------------------------------------------------------------------------------------------------
                                                                                                              74,529,356
------------------------------------------------------------------------------------------------------------------------
Health Care (5.3%)
.........................................................................................................................
           173,750   Abbott Laboratories                                                                       7,082,050
.........................................................................................................................
            18,000   Amgen, Inc. (NON)                                                                           982,260
.........................................................................................................................
             7,800   Anthem, Inc. (NON) (S)                                                                      698,568
.........................................................................................................................
             6,600   Baxter International, Inc.                                                                  227,766
.........................................................................................................................
            33,100   Bristol-Myers Squibb Co.                                                                    810,950
.........................................................................................................................
            14,200   C.R. Bard, Inc.                                                                             804,430
.........................................................................................................................
            38,570   Cardinal Health, Inc.                                                                     2,701,829
.........................................................................................................................
            30,170   CIGNA Corp.                                                                               2,075,998
.........................................................................................................................
            22,600   Express Scripts, Inc. Class A (NON)                                                       1,790,598
.........................................................................................................................
            23,500   Forest Laboratories, Inc. (NON)                                                           1,330,805
.........................................................................................................................
             9,900   Guidant Corp.                                                                               553,212
.........................................................................................................................
            84,780   Johnson & Johnson                                                                         4,722,246
.........................................................................................................................
           188,970   King Pharmaceuticals, Inc. (NON)                                                          2,163,707
.........................................................................................................................
            26,100   Medco Health Solutions, Inc. (NON)                                                          978,750
.........................................................................................................................
            11,400   Medtronic, Inc.                                                                             555,408
.........................................................................................................................
           300,432   Pfizer, Inc.                                                                             10,298,809
.........................................................................................................................
            12,400   Wyeth                                                                                       448,384
------------------------------------------------------------------------------------------------------------------------
                                                                                                              38,225,770
------------------------------------------------------------------------------------------------------------------------
Insurance (3.1%)
.........................................................................................................................
           135,650   ACE, Ltd. (Bermuda)                                                                       5,735,282
.........................................................................................................................
            50,939   American International Group, Inc.                                                        3,630,932
.........................................................................................................................
            20,210   AON Corp.                                                                                   575,379
.........................................................................................................................
            24,200   Axis Capital Holdings, Ltd. (Bermuda)                                                       677,600
.........................................................................................................................
            10,950   MBIA, Inc.                                                                                  625,464
.........................................................................................................................
            24,500   Old Republic International Corp.                                                            581,140
.........................................................................................................................
            31,700   Radian Group, Inc.                                                                        1,518,430
.........................................................................................................................
            98,341   St. Paul Cos., Inc. (The)                                                                 3,986,744
.........................................................................................................................
             8,700   Torchmark Corp.                                                                             468,060
.........................................................................................................................
             9,400   Willis Group Holdings, Ltd. (Bermuda)                                                       352,030
.........................................................................................................................
            51,465   XL Capital, Ltd. Class A (Bermuda) (S)                                                    3,883,549
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,034,610
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.2%)
.........................................................................................................................
            29,400   Morgan Stanley Dean Witter & Co.                                                          1,551,438
------------------------------------------------------------------------------------------------------------------------
Technology (6.7%)
.........................................................................................................................
            41,800   Automatic Data Processing, Inc.                                                           1,750,584
.........................................................................................................................
            32,195   Celestica, Inc. (Canada) (NON) (S)                                                          642,290
.........................................................................................................................
            41,700   Cisco Systems, Inc. (NON)                                                                   988,290
.........................................................................................................................
            37,200   Dell, Inc. (NON)                                                                          1,332,504
.........................................................................................................................
            17,800   First Data Corp.                                                                            792,456
.........................................................................................................................
            32,000   Fiserv, Inc. (NON)                                                                        1,244,480
.........................................................................................................................
           551,242   Hewlett-Packard Co.                                                                      11,631,206
.........................................................................................................................
            43,072   IBM Corp.                                                                                 3,796,797
.........................................................................................................................
           105,790   Intel Corp.                                                                               2,919,804
.........................................................................................................................
             9,870   Lexmark International, Inc. (NON)                                                           952,751
.........................................................................................................................
            83,500   Micron Technology, Inc. (NON)                                                             1,278,385
.........................................................................................................................
           326,300   Microsoft Corp.                                                                           9,319,128
.........................................................................................................................
           158,000   Motorola, Inc.                                                                            2,883,500
.........................................................................................................................
           132,800   Oracle Corp. (NON)                                                                        1,584,304
.........................................................................................................................
           172,479   Solectron Corp. (NON)                                                                     1,115,939
.........................................................................................................................
           278,900   Sun Microsystems, Inc. (NON)                                                              1,210,426
.........................................................................................................................
            41,500   Vishay Intertechnology, Inc. (NON) (S)                                                      771,070
.........................................................................................................................
           260,137   Xerox Corp. (NON) (S)                                                                     3,771,987
------------------------------------------------------------------------------------------------------------------------
                                                                                                              47,985,901
------------------------------------------------------------------------------------------------------------------------
Transportation (1.4%)
.........................................................................................................................
            58,075   Canadian National Railway Co.
                     (Toronto Exchange) (Canada)                                                               2,531,489
.........................................................................................................................
            74,100   Southwest Airlines Co.                                                                    1,242,657
.........................................................................................................................
           108,056   Union Pacific Corp.                                                                       6,423,929
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,198,075
------------------------------------------------------------------------------------------------------------------------
Utilities & Power (1.9%)
.........................................................................................................................
            11,890   Dominion Resources, Inc.                                                                    750,021
.........................................................................................................................
            24,665   DPL, Inc.                                                                                   478,994
.........................................................................................................................
           121,790   Edison International                                                                      3,114,170
.........................................................................................................................
            34,020   Entergy Corp.                                                                             1,905,460
.........................................................................................................................
            76,960   Exelon Corp.                                                                              2,561,998
.........................................................................................................................
           123,640   PG&E Corp. (NON) (S)                                                                      3,454,502
.........................................................................................................................
            17,920   Progress Energy, Inc.                                                                       789,376
.........................................................................................................................
            19,800   Wisconsin Energy Corp. (S)                                                                  645,678
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,700,199
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $360,842,280)                                                                    $434,869,394
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (19.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
U.S. Government Guaranteed Mortgage Obligations (--%)
.........................................................................................................................
           $79,075   Government National Mortgage
                     Association Pass-Through
                     Certificates 7s, June 15, 2031                                                              $84,054
------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage Obligations (19.6%)
.........................................................................................................................
                     Federal National Mortgage Association
                     Pass-Through Certificates
.........................................................................................................................
            60,759   9s, with due dates from
                     January 1, 2027 to July 1, 2032                                                              67,287
.........................................................................................................................
            81,134   8s, with due dates from
                     October 1, 2025 to July 1, 2033                                                              88,301
.........................................................................................................................
           578,194   7 1/2s, with due dates from
                     September 1, 2022 to July 1, 2033                                                           621,187
.........................................................................................................................
           302,621   7s, with due dates from May 1, 2026
                     to November 1, 2033                                                                         320,135
.........................................................................................................................
           254,931   7s, with due dates from
                     June 1, 2007 to November 1, 2014                                                            270,341
.........................................................................................................................
        48,520,456   6 1/2s, with due dates from
                     September 1, 2023 to June 1, 2034                                                        50,572,328
.........................................................................................................................
            41,734   6 1/2s, February 1, 2016                                                                     44,114
.........................................................................................................................
        11,800,000   6 1/2s, TBA, July 1, 2033                                                                12,283,068
.........................................................................................................................
           264,790   6s, March 1, 2034                                                                           270,652
.........................................................................................................................
            15,807   6s, with due dates from
                     April 1, 2016 to November 1, 2016                                                            16,493
.........................................................................................................................
         6,000,000   6s, TBA, July 1, 2034                                                                     6,123,750
.........................................................................................................................
         1,200,000   5 1/2s, TBA, July 1, 2033                                                                 1,194,000
.........................................................................................................................
           736,666   5s, December 1, 2018                                                                        739,288
.........................................................................................................................
        13,200,000   5s, TBA, July 1, 2033                                                                    12,746,250
.........................................................................................................................
         9,000,000   5s, TBA, June 1, 2019                                                                     9,008,442
.........................................................................................................................
        22,933,990   4 1/2s, with due dates from
                     August 1, 2033 to April 1, 2034                                                          21,479,760
.........................................................................................................................
        10,700,000   4 1/2s, TBA, July 1, 2034                                                                10,004,500
.........................................................................................................................
        13,200,000   4 1/2s, TBA, July 15, 2019                                                               12,894,750
.........................................................................................................................
           944,838   4s, with due dates from May 1, 2019
                     to June 1, 2019                                                                             901,452
.........................................................................................................................
         1,000,000   4s, TBA, July 1, 2019                                                                       952,188
------------------------------------------------------------------------------------------------------------------------
                                                                                                             140,598,286
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government and Agency
                     Mortgage Obligations
                     (cost $139,484,116)                                                                    $140,682,340
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (0.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $4,933,000   Fannie Mae 7 1/4s, January 15, 2010                                                      $5,615,752
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government Agency
                     Obligations (cost $5,585,435)                                                            $5,615,752
------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (2.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     U.S. Treasury Bonds
.........................................................................................................................
        $6,755,000   6 1/4s, May 15, 2030                                                                     $7,563,222
.........................................................................................................................
           150,000   4 1/4s, November 15, 2013                                                                   145,998
.........................................................................................................................
         6,245,000   4 1/4s, August 15, 2013                                                                   6,096,194
.........................................................................................................................
         4,217,000   U.S. Treasury Notes 3 1/4s,
                     August 15, 2008                                                                           4,164,781
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Treasury Obligations
                     (cost $18,417,257)                                                                      $17,970,195
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (7.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Basic Materials (0.3%)
.........................................................................................................................
          $325,000   Alcoa, Inc. notes 6 1/2s, 2011                                                             $354,306
.........................................................................................................................
           130,000   Avery Dennison Corp. notes 4 7/8s, 2013                                                     127,293
.........................................................................................................................
           120,000   Dow Chemical Co. (The) debs.
                     8.55s, 2009                                                                                 140,045
.........................................................................................................................
            85,000   Dow Chemical Co. (The) notes
                     5 3/4s, 2009                                                                                 88,728
.........................................................................................................................
           200,000   Dow Chemical Co. (The) Pass Through
                     Trust 144A company guaranty
                     4.027s, 2009                                                                                189,102
.........................................................................................................................
            75,000   Eastman Chemical Co. notes 3 1/4s, 2008                                                      71,862
.........................................................................................................................
           125,000   Falconbridge, Ltd. bonds 5 3/8s,
                     2015 (Canada)                                                                               109,099
.........................................................................................................................
            90,000   Georgia-Pacific Corp. sr. notes 8s, 2014                                                     97,425
.........................................................................................................................
            45,000   ICI Wilmington Inc. company guaranty
                     5 5/8s, 2013                                                                                 43,987
.........................................................................................................................
           140,000   ICI Wilmington Inc. company guaranty
                     4 3/8s, 2008                                                                                137,670
.........................................................................................................................
           181,000   ISP Chemco, Inc. company guaranty
                     Ser. B, 10 1/4s, 2011                                                                       200,005
.........................................................................................................................
           185,000   Millennium America, Inc. company
                     guaranty 9 1/4s, 2008                                                                       198,875
.........................................................................................................................
            77,000   Monsanto Co. notes 4s, 2008                                                                  76,243
.........................................................................................................................
            25,000   Monsanto Co. sr. notes 7 3/8s, 2012                                                          28,258
.........................................................................................................................
            50,000   Praxair, Inc. notes 6 3/8s, 2012                                                             54,372
.........................................................................................................................
            85,000   Weyerhaeuser Co. notes 6 3/4s, 2012                                                          92,051
.........................................................................................................................
            35,000   WMC Finance USA company guaranty
                     6 1/4s, 2033 (Australia)                                                                     33,582
.........................................................................................................................
            60,000   WMC Finance USA company guaranty
                     5 1/8s, 2013 (Australia)                                                                     57,634
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,100,537
------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.3%)
.........................................................................................................................
           195,000   Allied Waste North America, Inc.
                     sr. notes 7 7/8s, 2013                                                                      203,775
.........................................................................................................................
            80,000   BAE Systems Holdings Inc. 144A
                     notes 6.4s, 2011                                                                             85,164
.........................................................................................................................
            25,000   Boeing Capital Corp. sr. notes 7 3/8s, 2010                                                  28,268
.........................................................................................................................
             5,000   Boeing Capital Corp. sr. notes 4 3/4s, 2008                                                   5,093
.........................................................................................................................
            85,000   Boeing Co. (The) debs. 6 7/8s, 2043                                                          86,282
.........................................................................................................................
            30,000   Bunge Ltd. Finance Corp. company
                     guaranty 7.8s, 2012                                                                          34,167
.........................................................................................................................
           110,000   Bunge Ltd. Finance Corp. company
                     guaranty 4 3/8s, 2008                                                                       108,401
.........................................................................................................................
            45,000   Bunge Ltd. Finance Corp. notes
                     5 7/8s, 2013                                                                                 45,181
.........................................................................................................................
           185,000   Kennametal, Inc. sr. notes 7.2s, 2012                                                       195,660
.........................................................................................................................
            95,000   Litton Industries, Inc. sr. notes 8s, 2009                                                  109,068
.........................................................................................................................
           155,000   Lockheed Martin Corp. bonds
                     8 1/2s, 2029                                                                                194,426
.........................................................................................................................
           115,000   Northrop Grumman Corp. company
                     guaranty 7 1/8s, 2011                                                                       129,233
.........................................................................................................................
            35,000   Raytheon Co. bonds 5 3/8s, 2013                                                              34,901
.........................................................................................................................
            75,000   Raytheon Co. debs. 7s, 2028                                                                  79,924
.........................................................................................................................
           275,000   Raytheon Co. debs. 6s, 2010                                                                 290,362
.........................................................................................................................
           130,000   Raytheon Co. notes 8.3s, 2010                                                               152,490
.........................................................................................................................
           100,000   Raytheon Co. notes 4.85s, 2011                                                               99,027
.........................................................................................................................
            95,000   Sealed Air Corp. 144A bonds 6 7/8s, 2033                                                     95,895
.........................................................................................................................
            75,000   Sealed Air Corp. 144A notes 5 5/8s, 2013                                                     74,086
.........................................................................................................................
           155,000   Waste Management, Inc.
                     sr. notes 7 3/8s, 2010                                                                      174,147
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,225,550
------------------------------------------------------------------------------------------------------------------------
Communication Services (0.8%)
.........................................................................................................................
            65,000   Ameritech Capital Funding company
                     guaranty 6 1/4s, 2009                                                                        69,218
.........................................................................................................................
           175,000   AT&T Corp. sr. notes 8.05s, 2011                                                            179,677
.........................................................................................................................
            75,000   AT&T Wireless Services, Inc. sr. notes
                     8 3/4s, 2031                                                                                 91,438
.........................................................................................................................
           370,000   AT&T Wireless Services, Inc. sr. notes
                     7 7/8s, 2011                                                                                420,861
.........................................................................................................................
           165,000   Bell Atlantic Financial Services notes
                     Ser. A, 7.6s, 2007                                                                          181,815
.........................................................................................................................
           100,000   Bellsouth Capital Funding notes
                     7 3/4s, 2010                                                                                114,237
.........................................................................................................................
           390,000   British Telecommunications PLC
                     notes 8 3/8s, 2010 (United Kingdom)                                                         454,355
.........................................................................................................................
           180,000   Cingular Wireless, LLC
                     sr. notes 5 5/8s, 2006                                                                      188,178
.........................................................................................................................
           125,000   Deutsche Telekom International Finance
                     BV bonds 8 1/2s, 2010 (Netherlands)                                                         146,070
.........................................................................................................................
           195,000   Deutsche Telekom International Finance
                     BV company guaranty 8 3/4s,
                     2030 (Netherlands)                                                                          238,602
.........................................................................................................................
           200,000   Deutsche Telekom International Finance
                     BV notes 5 1/4s, 2013 (Netherlands)                                                         194,706
.........................................................................................................................
            70,000   France Telecom notes 9 1/2s, 2031 (France)                                                   87,851
.........................................................................................................................
           415,000   France Telecom notes 7 3/4s, 2011 (France)                                                  480,911
.........................................................................................................................
           120,000   Koninklijke (Royal) KPN NV sr. unsub.
                     notes 8 3/8s, 2030 (Netherlands)                                                            145,789
.........................................................................................................................
           105,000   Koninklijke (Royal) KPN NV sr. unsub.
                     notes 8s, 2010 (Netherlands)                                                                121,577
.........................................................................................................................
           305,000   Sprint Capital Corp. company
                     guaranty 7 5/8s, 2011                                                                       337,174
.........................................................................................................................
           145,000   Sprint Capital Corp. company guaranty
                     6 7/8s, 2028                                                                                139,381
.........................................................................................................................
           120,000   Sprint Capital Corp. company guaranty
                     6 1/8s, 2008                                                                                126,134
.........................................................................................................................
            45,000   Sprint Capital Corp. notes 8 3/8s, 2012                                                      51,720
.........................................................................................................................
           220,000   Telecom Italia Capital 144A company
                     guaranty 6 3/8s, 2033 (Luxembourg)                                                          212,377
.........................................................................................................................
           125,000   Telecom Italia Capital 144A company
                     guaranty 5 1/4s, 2013 (Luxembourg)                                                          120,989
.........................................................................................................................
           180,000   Telecom Italia Capital 144A company
                     guaranty 4s, 2008 (Luxembourg)                                                              176,822
.........................................................................................................................
           170,000   Telefonica Europe BV company
                     guaranty 7 3/4s, 2010 (Netherlands)                                                         194,438
.........................................................................................................................
            90,000   United States Cellular Corp. notes
                     6.7s, 2033                                                                                   85,109
.........................................................................................................................
           115,000   Verizon New England Inc. sr. notes
                     6 1/2s, 2011                                                                                122,537
.........................................................................................................................
           405,000   Verizon Pennsylvania Inc. debs. 8.35s, 2030                                                 486,442
.........................................................................................................................
            50,000   Verizon Virginia Inc. debs. Ser. A,
                     4 5/8s, 2013                                                                                 46,625
.........................................................................................................................
           195,000   Verizon Wireless, Inc. notes 5 3/8s, 2006                                                   203,623
.........................................................................................................................
           180,000   Vodafone Group PLC notes 7 7/8s, 2030
                     (United Kingdom)                                                                            214,127
.........................................................................................................................
            30,000   Vodafone Group PLC notes 7 3/4s, 2010
                     (United Kingdom)                                                                             34,398
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,667,181
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.1%)
.........................................................................................................................
           220,000   Textron Financial Corp. notes 6s, 2009                                                      236,852
.........................................................................................................................
           190,000   Tyco International Group SA company
                     guaranty 7s, 2028 (Luxembourg)                                                              201,684
.........................................................................................................................
           200,000   Tyco International Group SA company
                     guaranty 6 3/4s, 2011 (Luxembourg)                                                          217,316
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 655,852
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (0.6%)
.........................................................................................................................
           210,000   Cendant Corp. notes 6 1/4s, 2010                                                            223,424
.........................................................................................................................
           160,000   Cendant Corp. sr. notes 7 3/8s, 2013                                                        178,167
.........................................................................................................................
           135,000   D.R. Horton, Inc. company guaranty
                     8s, 2009                                                                                    147,825
.........................................................................................................................
            55,000   D.R. Horton, Inc. sr. notes 6 7/8s, 2013                                                     56,375
.........................................................................................................................
           150,000   D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                                    142,500
.........................................................................................................................
           250,000   DaimlerChrysler NA Holding Corp.
                     company guaranty 7.2s, 2009                                                                 272,139
.........................................................................................................................
           280,000   DaimlerChrysler NA Holding Corp.
                     company guaranty Ser. D, 3.4s, 2004                                                         281,489
.........................................................................................................................
            70,000   Federated Department Stores, Inc.
                     sr. notes 8 1/2s, 2010                                                                       82,785
.........................................................................................................................
           230,000   Ford Motor Co. debs. 9.98s, 2047                                                            271,613
.........................................................................................................................
           115,000   Ford Motor Credit Corp. notes
                     7 7/8s, 2010                                                                                125,127
.........................................................................................................................
           335,000   Ford Motor Credit Corp. notes
                     6 1/2s, 2007                                                                                352,310
.........................................................................................................................
           135,000   General Motors Acceptance Corp.
                     bonds 8s, 2031                                                                              138,319
.........................................................................................................................
           200,000   General Motors Acceptance Corp.
                     notes Ser. MTN, 5.36s, 2004                                                                 200,475
.........................................................................................................................
           125,000   General Motors Corp. debs. 8 3/8s, 2033                                                     131,513
.........................................................................................................................
            90,000   GTECH Holdings Corp. notes 4 3/4s, 2010                                                      88,145
.........................................................................................................................
            50,000   Hilton Hotels Corp. notes 8 1/4s, 2011                                                       55,750
.........................................................................................................................
            90,000   Hilton Hotels Corp. notes 7 5/8s, 2012                                                       97,200
.........................................................................................................................
           180,000   International Game Technology
                     sr. notes 8 3/8s, 2009                                                                      211,759
.........................................................................................................................
           280,000   JC Penney Co., Inc. notes 7.6s, 2007                                                        302,050
.........................................................................................................................
           232,000   K. Hovnanian Enterprises, Inc.
                     sr. notes 6 1/2s, 2014                                                                      215,760
.........................................................................................................................
            85,000   Lear Corp. company guaranty Ser. B,
                     8.11s, 2009                                                                                  96,819
.........................................................................................................................
            90,000   Lennar Corp. company guaranty Ser. B,
                     9.95s, 2010                                                                                 100,106
.........................................................................................................................
            90,000   Nordstrom, Inc. debs. 6.95s, 2028                                                            94,402
.........................................................................................................................
            40,000   Park Place Entertainment Corp.
                     sr. notes 7 1/2s, 2009                                                                       42,100
.........................................................................................................................
           100,000   Park Place Entertainment Corp.
                     sr. sub. notes 9 3/8s, 2007                                                                 108,625
.........................................................................................................................
           235,000   Pulte Homes, Inc. company guaranty
                     7 7/8s, 2011                                                                                265,816
.........................................................................................................................
           145,000   RadioShack Corp. notes 7 3/8s, 2011                                                         163,604
.........................................................................................................................
            82,000   Starwood Hotels & Resorts Worldwide,
                     Inc. company guaranty 7 3/8s, 2007                                                           86,305
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,532,502
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (0.9%)
.........................................................................................................................
            90,000   AOL Time Warner, Inc. bonds 7 5/8s, 2031                                                     97,393
.........................................................................................................................
           180,000   Archer Daniels Midland Co. debs.
                     8 1/8s, 2012                                                                                215,612
.........................................................................................................................
           195,000   AT&T Broadband Corp. company
                     guaranty 8 3/8s, 2013                                                                       228,919
.........................................................................................................................
           225,000   Cadbury Schweppes US Finance LLC
                     144A notes 3 7/8s, 2008                                                                     220,723
.........................................................................................................................
            95,000   Chancellor Media Corp. company
                     guaranty 8s, 2008                                                                           107,478
.........................................................................................................................
            40,000   Clear Channel Communications, Inc.
                     sr. notes 5 3/4s, 2013                                                                       40,221
.........................................................................................................................
           155,000   ConAgra, Inc. notes 7 7/8s, 2010                                                            179,550
.........................................................................................................................
            85,000   ConAgra, Inc. notes 6 3/4s, 2011                                                             93,134
.........................................................................................................................
           175,000   Cox Communications, Inc. notes
                     7 3/4s, 2010                                                                                198,375
.........................................................................................................................
           105,000   Cox Enterprises, Inc. 144A notes
                     8s, 2007                                                                                    115,720
.........................................................................................................................
           108,943   CVS Corp. 144A pass-through
                     certificates 6.117s, 2013                                                                   113,361
.........................................................................................................................
           230,000   Diageo PLC company guaranty 8s, 2022
                     (United Kingdom)                                                                            283,113
.........................................................................................................................
           145,000   Fred Meyer, Inc. Holding Co.
                     company guaranty 7.45s, 2008                                                                160,904
.........................................................................................................................
            50,000   Grand Metro Investment Corp.
                     company guaranty 9s, 2011                                                                    63,304
.........................................................................................................................
           140,000   Hormel Foods Corp. notes 6 5/8s, 2011                                                       155,712
.........................................................................................................................
           140,000   Johnson (SC) & Son, Inc. 144A bonds
                     5 3/4s, 2033                                                                                130,189
.........................................................................................................................
           340,000   Jones Intercable, Inc. sr. notes 7 5/8s, 2008                                               374,876
.........................................................................................................................
           575,000   Kraft Foods, Inc. notes 4 5/8s, 2006                                                        588,766
.........................................................................................................................
            60,000   Kroger Co. company guaranty 6 3/4s, 2012                                                     65,000
.........................................................................................................................
            65,000   Liberty Media Corp. bonds 7 7/8s, 2009                                                       73,093
.........................................................................................................................
           180,000   Liberty Media Corp. sr. notes 5.7s, 2013                                                    177,322
.........................................................................................................................
           145,000   Miller Brewing Co. 144A notes
                     5 1/2s, 2013                                                                                145,443
.........................................................................................................................
            30,000   News America Holdings, Inc. company
                     guaranty 9 1/4s, 2013                                                                        37,643
.........................................................................................................................
           165,000   News America Holdings, Inc. company
                     guaranty 7 3/8s, 2008                                                                       181,606
.........................................................................................................................
           125,000   News America Holdings, Inc. debs.
                     7.7s, 2025                                                                                  141,217
.........................................................................................................................
           120,000   News America, Inc. sr. notes 6 5/8s, 2008                                                   129,773
.........................................................................................................................
           155,000   Rogers Cable Inc. sec. notes 6 1/4s,
                     2013 (Canada)                                                                               145,920
.........................................................................................................................
            95,000   TCI Communications, Inc. debs.
                     8 3/4s, 2015                                                                                114,444
.........................................................................................................................
           285,000   TCI Communications, Inc. debs.
                     7 7/8s, 2013                                                                                324,687
.........................................................................................................................
           175,000   Time Warner, Inc. debs. 9.15s, 2023                                                         216,196
.........................................................................................................................
           460,000   Time Warner, Inc. debs. 9 1/8s, 2013                                                        560,784
.........................................................................................................................
           115,000   Time Warner, Inc. notes 8.18s, 2007                                                         128,505
.........................................................................................................................
            60,000   Tyson Foods, Inc. notes 8 1/4s, 2011                                                         68,912
.........................................................................................................................
           170,000   USA Interactive notes 7s, 2013                                                              183,328
.........................................................................................................................
           220,000   Viacom, Inc. company guaranty 7.7s, 2010                                                    251,156
.........................................................................................................................
            70,000   Yum! Brands, Inc. sr. notes 8 7/8s, 2011                                                     84,471
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,396,850
------------------------------------------------------------------------------------------------------------------------
Energy (0.3%)
.........................................................................................................................
            95,000   Amerada Hess Corp. bonds 7 7/8s, 2029                                                       102,629
.........................................................................................................................
            35,000   Amerada Hess Corp. unsub notes
                     6.65s, 2011                                                                                  37,037
.........................................................................................................................
            65,000   Anadarko Finance Co. company
                     guaranty Ser. B, 6 3/4s, 2011                                                                71,492
.........................................................................................................................
           160,000   Arch Western Finance, LLC 144A
                     sr. notes 6 3/4s, 2013                                                                      160,000
.........................................................................................................................
            51,000   BRL Universal Equipment sec. notes
                     8 7/8s, 2008                                                                                 54,698
.........................................................................................................................
           350,000   Conoco Funding Co. company guaranty
                     6.35s, 2011                                                                                 380,821
.........................................................................................................................
           150,000   Kerr-McGee Corp. company guaranty
                     6 7/8s, 2011                                                                                161,364
.........................................................................................................................
           200,000   Louis Dreyfus Natural Gas Corp. notes
                     6 7/8s, 2007                                                                                214,762
.........................................................................................................................
           120,000   MidAmerican Energy Holdings Co.
                     sr. notes 4 5/8s, 2007                                                                      121,357
.........................................................................................................................
            20,000   MidAmerican Energy Holdings Co.
                     sr. notes 3 1/2s, 2008                                                                       19,272
.........................................................................................................................
           200,000   Motiva Enterprises, LLC 144A sr. notes
                     5.2s, 2012                                                                                  199,113
.........................................................................................................................
           130,000   Ocean Energy, Inc. company guaranty
                     7 1/4s, 2011                                                                                143,427
.........................................................................................................................
            90,000   Petro-Canada, Ltd. bonds 5.35s,
                     2033 (Canada)                                                                                76,937
.........................................................................................................................
           185,000   Phillips Petroleum Co. notes 8 3/4s, 2010                                                   223,599
.........................................................................................................................
            50,000   Pride Petroleum Services, Inc.
                     sr. notes 9 3/8s, 2007                                                                       51,000
.........................................................................................................................
           155,000   Schlumberger Technology Corp. 144A
                     notes 6 1/2s, 2012                                                                          168,661
.........................................................................................................................
           190,000   Transocean Sedco Forex, Inc. notes
                     6 5/8s, 2011                                                                                207,323
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,393,492
------------------------------------------------------------------------------------------------------------------------
Financial (2.5%)
.........................................................................................................................
           425,000   Ace INA Holdings, Inc. company
                     guaranty 8.3s, 2006                                                                         466,183
.........................................................................................................................
           105,000   Allfirst Financial Inc. sub. notes 7.2s, 2007                                               114,792
.........................................................................................................................
           225,000   American General Corp. notes
                     7 1/2s, 2010                                                                                257,545
.........................................................................................................................
           320,000   Archstone-Smith Operating Trust notes
                     5s, 2007 (R)                                                                                328,104
.........................................................................................................................
           141,000   ASIF Global Financing 144A notes
                     3.85s, 2007                                                                                 141,150
.........................................................................................................................
           230,000   Associates Corp. NA sr. notes Ser. 8,
                     7 3/8s, 2007                                                                                252,717
.........................................................................................................................
           150,000   Associates First Capital Corp. sr. notes
                     6 1/4s, 2008                                                                                161,301
.........................................................................................................................
           350,000   Associates First Capital Corp. sub. debs.
                     8.15s, 2009                                                                                 404,759
.........................................................................................................................
           130,000   AXA Financial, Inc. sr. notes 7 3/4s, 2010                                                  149,081
.........................................................................................................................
           500,000   Bank of America Corp. sub. notes
                     7.4s, 2011                                                                                  566,659
.........................................................................................................................
            40,000   Bank of New York Co., Inc. (The)
                     sr. sub. notes FRN 3.4s, 2013                                                                38,518
.........................................................................................................................
            60,000   Bank One Corp. sub. notes 7.6s, 2007                                                         66,222
.........................................................................................................................
           855,000   Bank United Corp. notes Ser. A, 8s, 2009                                                    984,044
.........................................................................................................................
           100,000   Barclays Bank PLC 144A FRN 6.86s,
                     2049 (United Kingdom)                                                                       103,364
.........................................................................................................................
           285,000   Bear Stearns Cos., Inc. (The) notes
                     7.8s, 2007                                                                                  317,820
.........................................................................................................................
            80,000   Capital One Bank notes 6 1/2s, 2013                                                          82,487
.........................................................................................................................
            45,000   Capital One Bank notes Ser. BKNT,
                     4 7/8s, 2008                                                                                 45,484
.........................................................................................................................
            50,000   Capital One Bank sr. notes Ser. BKNT,
                     6.7s, 2008                                                                                   53,731
.........................................................................................................................
            70,000   CenterPoint Properties Trust notes
                     Ser. MTN, 4 3/4s, 2010                                                                       68,180
.........................................................................................................................
           250,000   CIT Group, Inc. sr. notes 7 3/4s, 2012                                                      285,100
.........................................................................................................................
           225,000   CIT Group, Inc. sr. notes 5s, 2014                                                          212,710
.........................................................................................................................
            85,000   CIT Group, Inc. sr. sub. notes 4 1/8s, 2006                                                  86,455
.........................................................................................................................
           580,000   Citicorp sub. notes 6 3/8s, 2008                                                            625,349
.........................................................................................................................
            65,000   Citigroup, Inc. debs. 6 5/8s, 2028                                                           68,163
.........................................................................................................................
            55,000   Citigroup, Inc. sub. notes 7 1/4s, 2010                                                      61,941
.........................................................................................................................
            80,000   Colonial Properties Trust notes
                     6 1/4s, 2014                                                                                 80,491
.........................................................................................................................
           110,000   Countrywide Capital III company
                     guaranty Ser. B, 8.05s, 2027                                                                123,718
.........................................................................................................................
            75,000   Countrywide Home Loans, Inc.
                     company guaranty Ser. K, 5 5/8s, 2007                                                        78,654
.........................................................................................................................
           205,000   Countrywide Home Loans, Inc.
                     company guaranty Ser. MTNL, 4s, 2011                                                        191,572
.........................................................................................................................
            45,000   Credit Suisse First Boston USA, Inc. notes
                     6 1/8s, 2011                                                                                 47,364
.........................................................................................................................
           140,000   Developers Diversified Realty Corp.
                     notes 4 5/8s, 2010                                                                          135,814
.........................................................................................................................
           225,000   Equity One, Inc. company guaranty
                     3 7/8s, 2009                                                                                215,750
.........................................................................................................................
           165,000   Executive Risk Capital Trust company
                     guaranty Class B, 8.675s, 2027                                                              184,299
.........................................................................................................................
           315,000   First Chicago NBD Corp. sub. notes
                     6 3/8s, 2009                                                                                345,138
.........................................................................................................................
           470,000   First Union National Bank sub. notes
                     7.8s, 2010                                                                                  543,117
.........................................................................................................................
           135,000   Fleet Capital Trust V bank guaranty
                     FRN 2.534s, 2028                                                                            135,230
.........................................................................................................................
           270,000   Franchise Finance Corp. of America
                     sr. notes 8 3/4s, 2010 (R)                                                                  331,194
.........................................................................................................................
           135,000   Fund American Cos. Inc. notes
                     5 7/8s, 2013                                                                                134,151
.........................................................................................................................
           185,000   General Electric Capital Corp.
                     company guaranty 7 7/8s, 2006                                                               204,946
.........................................................................................................................
            60,000   General Electric Capital Corp.
                     notes Ser. A, 6 3/4s, 2032                                                                   64,501
.........................................................................................................................
            75,000   General Electric Capital Corp.
                     notes Ser. A, 6s, 2012                                                                       79,147
.........................................................................................................................
           180,000   General Electric Capital Corp.
                     notes Ser. MTN, 3 1/4s, 2009                                                                171,014
.........................................................................................................................
            60,000   General Electric Capital Corp.
                     notes Ser. MTNA, 6 1/8s, 2011                                                                64,256
.........................................................................................................................
            95,000   Goldman Sachs Group, Inc. (The)
                     notes 4 3/4s, 2013                                                                           89,235
.........................................................................................................................
            75,000   Greenpoint Capital Trust I company
                     guaranty 9.1s, 2027                                                                          85,200
.........................................................................................................................
           130,000   Hartford Financial Services Group, Inc.
                     (The) sr. notes 7.9s, 2010                                                                  150,649
.........................................................................................................................
           120,000   Heller Financial, Inc. notes 7 3/8s, 2009                                                   136,267
.........................................................................................................................
            85,000   Heritage Property Investment Trust
                     144A notes 5 1/8s, 2014                                                                      79,452
.........................................................................................................................
           180,000   Hospitality Properties Trust notes
                     6 3/4s, 2013 (R)                                                                            186,872
.........................................................................................................................
           355,000   Household Finance Corp. notes 8s, 2010                                                      411,940
.........................................................................................................................
           540,000   Household Finance Corp. notes 7s, 2012                                                      596,503
.........................................................................................................................
           140,000   Household Finance Corp. notes
                     6 3/4s, 2011                                                                                152,992
.........................................................................................................................
            55,000   HRPT Properties Trust bonds
                     5 3/4s, 2014 (R)                                                                             53,588
.........................................................................................................................
            45,000   HRPT Properties Trust sr. notes
                     6.7s, 2005 (R)                                                                               46,147
.........................................................................................................................
           240,000   HSBC Capital Funding LP 144A bank
                     guaranty FRB 9.547s, 2049 (Jersey)                                                          292,931
.........................................................................................................................
           170,000   International Lease Finance Corp.
                     notes 4.35s, 2008                                                                           169,941
.........................................................................................................................
            25,000   iStar Financial, Inc. sr. notes
                     8 3/4s, 2008 (R)                                                                             27,375
.........................................................................................................................
           120,000   iStar Financial, Inc. sr. notes 7s, 2008 (R)                                                127,200
.........................................................................................................................
            95,000   iStar Financial, Inc. sr. notes 6s, 2010 (R)                                                 93,575
.........................................................................................................................
           150,000   John Hancock Financial Services, Inc.
                     sr. notes 5 5/8s, 2008                                                                      157,703
.........................................................................................................................
            85,000   John Hancock Global Funding II 144A
                     notes 7.9s, 2010                                                                             98,471
.........................................................................................................................
           315,000   JPMorgan Chase & Co. sub. notes
                     5 3/4s, 2013                                                                                320,153
.........................................................................................................................
           150,000   Kimco Realty Corp. notes Ser. MTNC,
                     5.19s, 2013                                                                                 146,097
.........................................................................................................................
           550,000   Liberty Mutual Insurance 144A
                     notes 7.697s, 2097                                                                          544,037
.........................................................................................................................
           170,000   Merita Bank, Ltd. sub. notes 6 1/2s,
                     2006 (Finland)                                                                              179,340
.........................................................................................................................
            60,000   Merrill Lynch & Co., Inc. notes Ser. B,
                     4 3/4s, 2009                                                                                 60,342
.........................................................................................................................
            80,000   Metlife, Inc. sr. notes 6 1/8s, 2011                                                         85,881
.........................................................................................................................
           170,000   Morgan Stanley Tracers notes
                     4 1/4s, 2010                                                                                166,820
.........................................................................................................................
           185,000   National City Bank bonds 4 5/8s, 2013                                                       174,707
.........................................................................................................................
            50,000   Nationwide Financial Services, Inc.
                     notes 5 5/8s, 2015                                                                           50,545
.........................................................................................................................
            60,000   Nationwide Mutual Insurance Co.
                     144A notes 8 1/4s, 2031                                                                      70,740
.........................................................................................................................
           395,000   NB Capital Trust IV company guaranty
                     8 1/4s, 2027                                                                                437,987
.........................................................................................................................
            70,000   Nordea Bank Finland PLC sub. notes
                     6 1/2s, 2009 (Finland)                                                                       76,178
.........................................................................................................................
            75,000   OneAmerica Financial Partners, Inc.
                     144A bonds 7s, 2033                                                                          73,978
.........................................................................................................................
           255,000   PNC Funding Corp. bonds 5 1/4s, 2015                                                        245,688
.........................................................................................................................
           140,000   Popular North America, Inc. sub. notes
                     3 7/8s, 2008                                                                                137,059
.........................................................................................................................
           155,000   Principal Life Global Funding I 144A
                     sec. notes 5 1/4s, 2013                                                                     153,692
.........................................................................................................................
            90,000   Protective Life Corp. notes 4.3s, 2013                                                       83,596
.........................................................................................................................
            65,000   Prudential Financial, Inc. notes Ser. MTNB,
                     4 1/2s, 2013                                                                                 60,397
.........................................................................................................................
           235,000   Prudential Insurance Co. 144A notes
                     8.3s, 2025                                                                                  283,872
.........................................................................................................................
           100,000   Rabobank Capital Funding II 144A bonds
                     5.26s, 2049                                                                                  96,768
.........................................................................................................................
            80,000   Rouse Co. (The) notes 5 3/8s, 2013                                                           77,469
.........................................................................................................................
            35,000   Rouse Co. (The) notes 3 5/8s, 2009                                                           33,251
.........................................................................................................................
            50,000   Royal Bank of Scotland Group PLC
                     FRB 7.648s, 2049 (United Kingdom)                                                            56,137
.........................................................................................................................
           255,000   Sovereign Bancorp, Inc. sr. notes
                     10 1/2s, 2006                                                                               292,148
.........................................................................................................................
           175,000   St. Paul Co., Inc. (The) sr. notes
                     5 3/4s, 2007                                                                                183,582
.........................................................................................................................
           115,000   State Street Capital Trust II FRN
                     1 3/4s, 2008                                                                                115,703
.........................................................................................................................
           245,000   Sun Life Canada Capital Trust 144A
                     company guaranty 8.526s, 2049                                                               269,842
.........................................................................................................................
           135,000   Suncorp-Metway, Ltd. 144A FRB
                     3 1/2s, 2013 (Australia)                                                                    129,992
.........................................................................................................................
            55,000   Travelers Property Casualty Corp.
                     sr. notes 3 3/4s, 2008                                                                       54,307
.........................................................................................................................
           310,000   UBS AG/Jersey Branch FRN 4.55s, 2008
                     (United Kingdom)                                                                            316,200
.........................................................................................................................
           160,000   UBS Preferred Funding Trust I FRB
                     8.622s, 2049                                                                                189,956
.........................................................................................................................
           120,000   Vornado Realty Trust notes 4 3/4s, 2010                                                     116,354
.........................................................................................................................
            85,000   Wachovia Corp. sub. notes 4 7/8s, 2014                                                       81,193
.........................................................................................................................
           140,000   Westpac Capital Trust III 144A
                     sub. notes FRN 5.819s, 2013                                                                 139,089
.........................................................................................................................
            65,000   XL Capital Europe PLC company guaranty
                     6 1/2s, 2012 (United Kingdom)                                                                69,971
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,601,327
------------------------------------------------------------------------------------------------------------------------
Health Care (0.1%)
.........................................................................................................................
           295,000   American Home Products Corp.
                     notes 6.95s, 2011                                                                           315,039
.........................................................................................................................
            60,000   AmerisourceBergen Corp. company
                     guaranty 7 1/4s, 2012                                                                        61,500
.........................................................................................................................
            45,000   AmerisourceBergen Corp.
                     sr. notes 8 1/8s, 2008                                                                       48,713
.........................................................................................................................
            85,000   Bayer Corp. 144A FRB 6.2s, 2008                                                              90,662
.........................................................................................................................
           115,000   Boston Scientific Corp. notes 5.45s, 2014                                                   115,944
.........................................................................................................................
           170,000   HCA, Inc. sr. notes 7 7/8s, 2011                                                            186,452
.........................................................................................................................
            55,000   HCA, Inc. sr. notes 6.95s, 2012                                                              57,383
.........................................................................................................................
           105,000   Hospira, Inc. 144A notes 4.95s, 2009                                                        105,590
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 981,283
------------------------------------------------------------------------------------------------------------------------
Technology (0.1%)
.........................................................................................................................
            55,000   Computer Associates International, Inc.
                     sr. notes Ser. B, 6 3/8s, 2005                                                               56,444
.........................................................................................................................
            65,000   Fiserv, Inc. notes 4s, 2008                                                                  64,498
.........................................................................................................................
            80,000   Jabil Circuit, Inc. sr. notes 5 7/8s, 2010                                                   82,640
.........................................................................................................................
            40,000   Motorola, Inc. notes 7 5/8s, 2010                                                            45,034
.........................................................................................................................
            45,000   Motorola, Inc. notes 6 3/4s, 2006                                                            47,320
.........................................................................................................................
            85,000   SunGard Data Systems, Inc. bonds
                     4 7/8s, 2014                                                                                 80,678
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 376,614
------------------------------------------------------------------------------------------------------------------------
Transportation (0.2%)
.........................................................................................................................
             4,164   Continental Airlines, Inc. pass-through
                     certificates Ser. 97-4A, 6.9s, 2018                                                           3,914
.........................................................................................................................
            89,433   Continental Airlines, Inc. pass-through
                     certificates Ser. 98-1A, 6.648s, 2017                                                        83,172
.........................................................................................................................
           180,000   Continental Airlines, Inc. pass-through
                     certificates Ser. 98-2, 6.32s, 2008                                                         174,005
.........................................................................................................................
           115,000   CSX Corp. notes 6 3/4s, 2011                                                                124,737
.........................................................................................................................
            50,000   CSX Corp. notes 6 1/4s, 2008                                                                 53,344
.........................................................................................................................
           155,000   FedEx Corp. 144A notes 2.65s, 2007                                                          150,724
.........................................................................................................................
            70,000   Norfolk Southern Corp. notes 7.05s, 2037                                                     74,158
.........................................................................................................................
            95,000   Norfolk Southern Corp. sr. notes
                     7 1/4s, 2031                                                                                104,258
.........................................................................................................................
           150,000   Norfolk Southern Corp. sr. notes
                     6 3/4s, 2011                                                                                164,072
.........................................................................................................................
            25,980   Northwest Airlines Corp. pass-through
                     certificates Ser. 99-2A, 7.575s, 2019                                                        25,540
.........................................................................................................................
           150,000   Union Pacific Corp. notes 7 3/8s, 2009                                                      169,327
.........................................................................................................................
            15,000   Union Pacific Corp. notes 6.65s, 2011                                                        16,384
.........................................................................................................................
            90,000   Union Pacific Corp. notes 6 5/8s, 2008                                                       97,858
.........................................................................................................................
           145,000   Union Pacific Corp. notes 5 3/8s, 2014                                                      142,872
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,384,365
------------------------------------------------------------------------------------------------------------------------
Utilities & Power (0.8%)
.........................................................................................................................
            50,000   AEP Texas Central Co. sr. notes Ser. D,
                     5 1/2s, 2013                                                                                 50,041
.........................................................................................................................
            30,000   American Electric Power Co., Inc.
                     notes Ser. A, 6 1/8s, 2006                                                                   31,493
.........................................................................................................................
            40,000   American Electric Power Co., Inc.
                     sr. notes Ser. C, 5 3/8s, 2010                                                               40,954
.........................................................................................................................
            50,000   Appalachian Power Co. notes 3.6s, 2008                                                       48,750
.........................................................................................................................
           195,000   Arizona Public Services Co. notes
                     6 1/2s, 2012                                                                                208,322
.........................................................................................................................
            75,000   Carolina Power & Light Co. 1st mtge.
                     6 1/8s, 2033                                                                                 73,602
.........................................................................................................................
            25,000   CenterPoint Energy Resources Corp.
                     debs. 8.9s, 2006                                                                             27,836
.........................................................................................................................
           140,000   CenterPoint Energy Resources Corp.
                     notes 7 3/4s, 2011                                                                          155,551
.........................................................................................................................
           165,000   Cleveland Electric Illuminating Co.
                     (The) 144A sr. notes 5.65s, 2013                                                            160,689
.........................................................................................................................
           250,000   Consumers Energy Co. 1st mtge.
                     Ser. B, 5 3/8s, 2013                                                                        244,815
.........................................................................................................................
            90,000   Consumers Energy Co. bonds 6 1/4s, 2006                                                      94,554
.........................................................................................................................
           105,000   Dayton Power & Light Co. (The) 144A
                     1st mtge. 5 1/8s, 2013                                                                      100,584
.........................................................................................................................
           160,000   Dominion Resources, Inc. notes
                     5 1/8s, 2009                                                                                163,321
.........................................................................................................................
           100,000   Dominion Resources, Inc. sr. notes
                     8 1/8s, 2010                                                                                115,400
.........................................................................................................................
             5,000   Dominion Resources, Inc. unsub. notes
                     5.7s, 2012                                                                                    5,086
.........................................................................................................................
           120,000   Duke Capital Corp. sr. notes Ser. A,
                     6 1/4s, 2005                                                                                123,915
.........................................................................................................................
           325,000   Duke Energy Field Services, LLC
                     notes 7 7/8s, 2010                                                                          370,392
.........................................................................................................................
           240,000   Exelon Generation Co., LLC sr. notes
                     6.95s, 2011                                                                                 262,783
.........................................................................................................................
           115,000   Florida Power & Light Co. 1st mtge.
                     5.95s, 2033                                                                                 113,668
.........................................................................................................................
            50,000   Florida Power & Light Co. 1st mtge.
                     5 5/8s, 2034                                                                                 47,184
.........................................................................................................................
            60,000   Indianapolis Power & Light 144A 1st mtge.
                     6.3s, 2013                                                                                   61,583
.........................................................................................................................
            95,000   KeySpan Corp. notes 7 5/8s, 2010                                                            109,279
.........................................................................................................................
           195,000   Kinder Morgan, Inc. sr. notes 6 1/2s, 2012                                                  206,133
.........................................................................................................................
           235,000   Monongahela Power Co. 1st mtge.
                     5s, 2006                                                                                    239,939
.........................................................................................................................
            55,000   National Fuel Gas Co. notes 5 1/4s, 2013                                                     54,382
.........................................................................................................................
           110,000   Nevada Power Co. 2nd mtge. 9s, 2013                                                         119,625
.........................................................................................................................
           170,000   NiSource Finance Corp. company
                     guaranty 7 7/8s, 2010                                                                       194,887
.........................................................................................................................
           245,000   Northern States Power Co. mtge.
                     Ser. B, 8s, 2012                                                                            291,207
.........................................................................................................................
            20,000   Oncor Electric Delivery Co. sec. notes
                     7 1/4s, 2033                                                                                 22,176
.........................................................................................................................
           245,000   Oncor Electric Delivery Co. sec. notes
                     6 3/8s, 2012                                                                                262,193
.........................................................................................................................
           125,000   Pacific Gas & Electric Co. 1st mtge.
                     6.05s, 2034                                                                                 117,576
.........................................................................................................................
            65,000   Pacific Gas & Electric Co. 1st mtge.
                     4.8s, 2014                                                                                   61,642
.........................................................................................................................
            45,000   Pacific Gas & Electric Co. 1st. mtge.
                     4.2s, 2011                                                                                   42,844
.........................................................................................................................
           110,000   PacifiCorp Sinking Fund 1st mtge.
                     5.45s, 2013                                                                                 111,603
.........................................................................................................................
            50,000   Panhandle Eastern Pipe Line sr. notes
                     4.8s, 2008                                                                                   49,852
.........................................................................................................................
           100,000   Pepco Holdings, Inc. notes 5 1/2s, 2007                                                     103,235
.........................................................................................................................
            65,000   Potomac Edison Co. 1st mtge. 8s, 2024                                                        64,711
.........................................................................................................................
           157,278   Power Receivable Finance LLC 144A
                     sr. notes 6.29s, 2012                                                                       160,151
.........................................................................................................................
            75,000   PP&L Capital Funding, Inc. company
                     guaranty Ser. D, 8 3/8s, 2007                                                                83,537
.........................................................................................................................
           205,000   Progress Energy, Inc. sr. notes 6.05s, 2007                                                 216,118
.........................................................................................................................
            60,000   Public Service Company of New Mexico
                     sr. notes 4.4s, 2008                                                                         59,639
.........................................................................................................................
           165,000   Public Service Electric & Gas Co. 1st mtge.
                     FRN 6 3/8s, 2008                                                                            176,935
.........................................................................................................................
            60,000   Public Services Co. of Colorado
                     sr. notes Ser. A, 6 7/8s, 2009                                                               66,319
.........................................................................................................................
            55,000   Rochester Gas & Electric notes
                     6 3/8s, 2033                                                                                 55,440
.........................................................................................................................
            90,000   South Carolina Electric & Gas Co.
                     1st mtge. 5.3s, 2033                                                                         80,678
.........................................................................................................................
            90,000   Southern California Edison Co. 1st mtge.
                     6s, 2034                                                                                     86,236
.........................................................................................................................
           125,000   Southern California Edison Co. 1st mtge.
                     5s, 2014                                                                                    121,612
.........................................................................................................................
            70,000   Tampa Electric Co. notes 6 7/8s, 2012                                                        74,654
.........................................................................................................................
            15,000   Westar Energy, Inc. 1st mtge. 6s, 2014                                                       15,235
.........................................................................................................................
            90,000   Western Energy, Inc. sr. notes Ser. *,
                     7 1/8s, 2009                                                                                 97,176
.........................................................................................................................
            70,000   Western Resources, Inc. 1st mtge.
                     7 7/8s, 2007                                                                                 77,053
.........................................................................................................................
           113,000   Western Resources, Inc. sr. notes
                     9 3/4s, 2007                                                                                128,794
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,051,384
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $49,784,039)                                                                      $50,366,937
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (4.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $14,613,068   Banc of America Large Loan 144A
                     Ser. 03-BBA2, Class X1A, IO,
                     0.806s, 2015                                                                               $125,415
.........................................................................................................................
                     Bear Stearns Commercial Mortgage
                     Securitization Corp. 144A
.........................................................................................................................
           130,000   Ser. 04-ESA, Class K, 3.753s, 2016                                                          130,000
.........................................................................................................................
           100,000   Ser. 04-HS2A, Class G, 2.611s, 2016                                                         100,000
.........................................................................................................................
           301,836   Chase Commercial Mortgage
                     Securities Corp. Ser. 00-1,
                     Class A1, 7.656s, 2032                                                                      309,705
.........................................................................................................................
           490,500   Commercial Mortgage Acceptance Corp.
                     Ser. 97-ML1, Class A3, 6.57s, 2007                                                          523,570
.........................................................................................................................
           137,000   CS First Boston Mortgage Securities Corp.
                     144A FRB Ser. 03-TF2A, Class L,
                     5.239s, 2014                                                                                135,984
.........................................................................................................................
           120,000   DLJ Mortgage Acceptance Corp. 144A
                     Ser. 97-CF1, Class A3, 7.76s, 2030                                                          130,300
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
           397,400   Ser. 04-10, Class QC, 23.4s, 2031                                                           471,571
.........................................................................................................................
            70,767   Ser. 02-36, Class SJ, 16 7/8s, 2029                                                          77,474
.........................................................................................................................
           503,881   Ser. 04-4, Class QM, 11.6s, 2033                                                            485,241
.........................................................................................................................
           323,484   Ser. 04-T3, Class PT1, 10.432s, 2044                                                        372,714
.........................................................................................................................
           182,930   Ser. 03-W6, Class PT1, 9.473s, 2042                                                         207,933
.........................................................................................................................
           416,498   Ser. 04-W2, Class 5A, 7 1/2s, 2044                                                          449,686
.........................................................................................................................
           691,978   Ser. 04-W9, Class 2A3, 7 1/2s, 2044                                                         747,118
.........................................................................................................................
           654,818   Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                                         706,996
.........................................................................................................................
           670,809   Ser. 02-T16, Class A3, 7 1/2s, 2042                                                         724,261
.........................................................................................................................
           867,537   Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                         936,666
.........................................................................................................................
           331,168   Ser. 02-T12, Class A3, 7 1/2s, 2042                                                         357,556
.........................................................................................................................
           751,423   Ser. 02-W4, Class A5, 7 1/2s, 2042                                                          811,300
.........................................................................................................................
           127,089   Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                          137,215
.........................................................................................................................
           146,563   Ser. 02-14, Class A2, 7 1/2s, 2042                                                          158,241
.........................................................................................................................
           453,574   Ser. 01-T10, Class A2, 7 1/2s, 2041                                                         489,717
.........................................................................................................................
           210,772   Ser. 02-T4, Class A3, 7 1/2s, 2041                                                          227,568
.........................................................................................................................
           278,167   Ser. 01-T12, Class A2, 7 1/2s, 2041                                                         300,332
.........................................................................................................................
           784,713   Ser. 01-T8, Class A1, 7 1/2s, 2041                                                          847,242
.........................................................................................................................
           697,971   Ser. 01-T7, Class A1, 7 1/2s, 2041                                                          753,588
.........................................................................................................................
            35,768   Ser. 01-T3, Class A1, 7 1/2s, 2040                                                           38,618
.........................................................................................................................
           190,382   Ser. 01-T1, Class A1, 7 1/2s, 2040                                                          205,553
.........................................................................................................................
            43,859   Ser. 99-T2, Class A1, 7 1/2s, 2039                                                           47,354
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
           311,980   Ser. 02-T1, Class A3, 7 1/2s, 2031                                                          336,839
.........................................................................................................................
           361,058   Ser. 00-T6, Class A1, 7 1/2s, 2030                                                          389,829
.........................................................................................................................
           880,134   Ser. 01-T4, Class A1, 7 1/2s, 2028                                                          950,267
.........................................................................................................................
           227,699   Ser. 02-W3, Class A5, 7 1/2s, 2028                                                          245,843
.........................................................................................................................
         2,067,134   Ser. 03-118, Class SF, IO, 6.8s, 2033                                                       324,928
.........................................................................................................................
           153,330   Ser. 02-36, Class QH, IO, 6 3/4s, 2029                                                       10,078
.........................................................................................................................
             2,245   Ser. 02-27, Class SQ, IO, 6.7s, 2032                                                             20
.........................................................................................................................
         1,600,178   Ser. 03-31, Class IM, IO, 5 3/4s, 2032                                                      209,524
.........................................................................................................................
           507,469   Ser. 346, Class 2, IO, 5 1/2s, 2033                                                         143,043
.........................................................................................................................
         5,061,700   Ser. 333, Class 2, IO, 5 1/2s, 2033                                                       1,452,860
.........................................................................................................................
         7,163,675   Ser. 329, Class 2, IO, 5 1/2s, 2033                                                       1,947,624
.........................................................................................................................
           860,939   Ser. 03-8, Class IP, IO, 5 1/2s, 2028                                                        97,100
.........................................................................................................................
         3,537,921   Ser. 03, Class PK, IO, 5 1/2s, 2026                                                         336,102
.........................................................................................................................
         1,352,817   Ser. 348, Class 4, IO, 5s, 2034                                                             360,822
.........................................................................................................................
           722,011   Ser. 348, Class 5, IO, 5s, 2034                                                             182,421
.........................................................................................................................
           723,876   Ser. 343, Class 29, IO, 5s, 2033                                                            130,750
.........................................................................................................................
         1,925,475   Ser. 343, Class 4, IO, 5s, 2033                                                             487,085
.........................................................................................................................
         1,183,546   Ser. 343, Class 5, IO, 5s, 2033                                                             303,654
.........................................................................................................................
         1,349,423   Ser. 343, Class 9, IO, 5s, 2033                                                             359,284
.........................................................................................................................
           775,978   Ser. 03-24, Class UI, IO, 5s, 2031                                                          161,470
.........................................................................................................................
         2,795,821   Ser. 03-W12, Class 2, IO, 2.231s, 2043                                                      179,214
.........................................................................................................................
         9,117,224   Ser. 03-W10, Class 1, IO, 2.024s, 2043                                                      529,939
.........................................................................................................................
         1,658,050   Ser. 03-W10, Class 3, IO, 2.01s, 2043                                                        95,856
.........................................................................................................................
         4,010,345   Ser. 03-W6, Class 11, IO, 1 7/8s, 2042                                                       64,887
.........................................................................................................................
           364,650   Ser. 03-W3, Class 2IO2, IO, 1.808s, 2042                                                      5,950
.........................................................................................................................
           242,888   Ser. 03-W10, Class 1A1, 1.701s, 2032                                                        242,205
.........................................................................................................................
         6,626,075   Ser. 03-W8, Class 12, IO, 1.643s, 2042                                                      323,789
.........................................................................................................................
         3,781,008   Ser. 03-W6, Class 21, IO, 1.497s, 2042                                                       33,948
.........................................................................................................................
         4,688,945   Ser. 03-W8, Class 11, IO, 1.227s, 2042                                                       47,294
.........................................................................................................................
         2,367,498   Ser. 03-W17, Class 12, IO, 1.162s, 2033                                                      78,953
.........................................................................................................................
         9,949,760   Ser. 03-T2, Class 2, IO, 1.113s, 2042                                                       258,199
.........................................................................................................................
           872,862   Ser. 03-W3, Class 2IO1, IO, 0.673s, 2042                                                     18,134
.........................................................................................................................
         2,869,728   Ser. 03-W6, Class 51, IO, 0.672s, 2042                                                       53,619
.........................................................................................................................
         5,170,804   Ser. 01-T12, Class IO, 0.572s, 2041                                                          80,159
.........................................................................................................................
         5,609,596   Ser. 03-W2, Class 1, IO, 0.47s, 2042                                                         74,582
.........................................................................................................................
        10,535,868   Ser. 03-W3, Class 1, IO, 0.438s, 2042                                                       129,479
.........................................................................................................................
         3,960,274   Ser. 02-T1, IO, 0.424s, 2031                                                                 45,268
.........................................................................................................................
         4,107,833   Ser. 03-W6, Class 3, IO, 0.367s, 2042                                                        42,986
.........................................................................................................................
         4,387,196   Ser. 03-W6, Class 23, IO, 0.352s, 2042                                                       44,067
.........................................................................................................................
         4,088,128   Ser. 03-W4, Class 3A, IO, 0.299s, 2042                                                       44,714
.........................................................................................................................
                     Federal Home Loan Mortgage Corp.
                     Structured Pass-Through Securities
.........................................................................................................................
           398,569   Ser. T-58, Class 4A, 7 1/2s, 2043                                                           430,329
.........................................................................................................................
         4,277,967   Ser. T-56, Class A, IO, 1.717s, 2043                                                        108,286
.........................................................................................................................
         3,149,460   Ser. T-56, Class 3, IO, 0.338s, 2043                                                         40,352
.........................................................................................................................
         3,604,006   Ser. T-56, Class 1, IO, 0 1/4s, 2043                                                         33,788
.........................................................................................................................
         3,625,139   Ser. T-56, Class 2, IO, 0.056s, 2043                                                         12,461
.........................................................................................................................
         1,102,000   FFCA Secured Lending Corp. 144A
                     Ser. 00-1, Class A2, 7.77s, 2027                                                          1,189,084
.........................................................................................................................
           590,000   First Chicago Lennar Trust 144A
                     Ser. 97-CHL1, Class D, 7.902s, 2039                                                         607,516
.........................................................................................................................
         4,439,427   First Union National Bank-Bank
                     of America Commercial Mortgage 144A
                     Ser. 01-C1, Class 3, IO, 2.026s, 2033                                                       382,380
.........................................................................................................................
           642,263   First Union-Lehman Brothers
                     Commercial Mortgage Trust II
                     Ser. 97-C1, Class A3, 7.38s, 2029                                                           692,272
.........................................................................................................................
                     Freddie Mac
.........................................................................................................................
           747,658   Ser. 2763, Class SC, 23.645s, 2032                                                          884,835
.........................................................................................................................
           300,960   Ser. 216, IO, 6s, 2032                                                                       73,735
.........................................................................................................................
           835,964   Ser. 2702, Class DI, IO, 5 1/2s, 2024                                                        95,561
.........................................................................................................................
           862,600   Ser. 2596, Class IL, IO, 5s, 2030                                                           164,821
.........................................................................................................................
           286,293   Ser. 2696, PO, zero %, 2033                                                                 168,627
.........................................................................................................................
           308,930   General Growth Properties-Mall
                     Properties Trust FRB Ser. 01-C1A,
                     Class D3, 3.489s, 2014                                                                      309,316
.........................................................................................................................
           553,990   GMAC Commercial Mortgage
                     Securities, Inc. Ser. 97-C2,
                     Class A2, 6.55s, 2029                                                                       554,686
.........................................................................................................................
           522,213   Government National Mortgage
                     Association Ser. 03-114, Class SP,
                     16.193s, 2027                                                                               566,438
.........................................................................................................................
            75,000   GS Mortgage Securities Corp. II
                     144A FRB Ser. 03-FL6A, Class L,
                     4.489s, 2015                                                                                 75,094
.........................................................................................................................
           172,775   Lehman Brothers Floating Rate
                     Commercial Mortgage Trust 144A FRB
                     Ser. 03-C4, Class A, 1.79s, 2015                                                            172,991
.........................................................................................................................
            20,890   Merrill Lynch Mortgage Investors, Inc.
                     Ser. 96-C2, Class A3, 6.96s, 2028                                                            22,124
.........................................................................................................................
                     Morgan Stanley Capital I 144A
.........................................................................................................................
           130,000   Ser. 96-C1, Class E, 7.452s, 2028                                                           137,054
.........................................................................................................................
           220,000   Ser. 04-RR, Class F5, 6s, 2039                                                              185,006
.........................................................................................................................
           230,000   Ser. 04-RR, Class F6, 6s, 2039                                                              186,794
.........................................................................................................................
           131,142   Morgan Stanley Dean Witter Capital
                     I Ser. 00-LIF2, Class A1, 6.96s, 2008                                                       140,628
.........................................................................................................................
                     Morgan Stanley Dean Witter Capital I 144A
.........................................................................................................................
            49,939   FRB Ser. 01-XLF, Class D, 2.67s, 2013                                                        49,956
.........................................................................................................................
            55,315   FRB Ser. 01-XLF, Class E, 2.62s, 2013                                                        55,321
.........................................................................................................................
                     Mortgage Capital Funding, Inc. FRB
.........................................................................................................................
           299,000   Ser. 98-MC3, Class E, 7.487s, 2031                                                          322,266
.........................................................................................................................
           124,000   Ser. 98-MC2, Class E, 7.289s, 2030                                                          133,111
.........................................................................................................................
           350,000   Salomon Brothers Mortgage Securities VII
                     Ser. 96-C1, Class E, 8.42s, 2028                                                            371,990
.........................................................................................................................
         1,910,904   Salomon Brothers Mortgage
                     Securities VII 144A Ser. 03-CDCA,
                     Class X3CD, IO, 0.89s, 2015                                                                  27,827
.........................................................................................................................
           250,000   Starwood Asset Receivables Trust
                     FRN Ser. 02-1A, Class F, 2.655s, 2020                                                       250,325
.........................................................................................................................
           581,000   Strategic Hotel Capital, Inc.
                     Ser. 03-1, Class A, 1.789s, 2013                                                            581,363
.........................................................................................................................
           100,000   Ser. 03-1A, Class L, 5s, 2018
                     (Cayman Islands)                                                                             86,300
.........................................................................................................................
            62,000   Ser. 03-1A, Class M, 5s, 2018
                     (Cayman Islands)                                                                             50,648
.........................................................................................................................
            41,000   Ser. 04-1A, Class L, 5s, 2018
                     (Cayman Islands)                                                                             35,338
.........................................................................................................................
         1,498,716   Structured Adjustable Rate Mortgage
                     Loan Ser. 04-6, Class 1A, 4.553s, 2034                                                    1,517,216
.........................................................................................................................
                     Structured Asset Securities Corp.
.........................................................................................................................
           299,548   Ser. 03-40A, Class 1A, 5.031s, 2034                                                         305,258
.........................................................................................................................
           598,847   Ser. 03-26A, Class 2A, 4.629s, 2033                                                         607,455
.........................................................................................................................
           260,000   Ser. 04-8, Class 1A1, 4.442s, 2034                                                          263,453
.........................................................................................................................
           104,441   TIAA Commercial Real Estate
                     Securitization Ser. 01-C1A, Class A1,
                     5.77s, 2016 (Cayman Islands)                                                                107,831
.........................................................................................................................
            77,000   Trizechahn Office Properties Trust
                     144A Ser. 01-TZHA, Class D3,
                     6.943s, 2013                                                                                 81,748
------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized
                     Mortgage Obligations
                     (cost $34,361,082)                                                                      $33,913,287
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (4.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $1,398,000   Aames Mortgage Trust Ser. 03-1,
                     Class A, IO, 6s, 2005                                                                       $67,615
.........................................................................................................................
           115,174   Aames Mortgage Trust 144A
                     Ser. 03-1N, Class A, 7 1/2s, 2033                                                           115,062
.........................................................................................................................
         2,346,443   ABFS Mortgage Loan Trust Ser. 02-2,
                     Class A, IO, 10s, 2033                                                                      104,647
.........................................................................................................................
           644,000   Ace Securities Corp. Ser. 03-FM1,
                     Class A, IO, 4 1/2s, 2005                                                                    32,007
.........................................................................................................................
           117,217   Advanta Mortgage Loan Trust
                     Ser. 00-1, Class A4, 8.61s, 2028                                                            121,777
.........................................................................................................................
           122,000   Aegis Asset Backed Securities Trust
                     144A Ser. 04-2N, Class N1, 4 1/2s, 2034                                                     122,000
.........................................................................................................................
           643,964   AFC Home Equity Loan Trust
                     Ser. 99-2, Class 1A, 1.71s, 2029                                                            643,964
.........................................................................................................................
         1,340,000   American Express Credit Account
                     Master Trust 144A Ser. 04-C,
                     Class C, 1.764s, 2012                                                                     1,340,000
.........................................................................................................................
                     Ameriquest Mortgage Securities, Inc.
.........................................................................................................................
         4,894,375   Ser. 02-3, Class S, IO, 6s, 2032                                                            170,730
.........................................................................................................................
           938,000   Ser. 03-12, Class S, IO, 5s, 2006                                                            56,573
.........................................................................................................................
           796,376   Ser. 03-6, Class S, IO, 5s, 2005                                                             38,450
.........................................................................................................................
           743,203   Ser. 03-8, Class S, IO, 5s, 2006                                                             32,552
.........................................................................................................................
                     Amortizing Residential Collateral Trust
.........................................................................................................................
           550,455   Ser. 01-BC6, Class A, IO, 6s, 2004                                                           10,487
.........................................................................................................................
           512,727   Ser. 02-BC1, Class A, IO, 6s, 2005                                                           12,273
.........................................................................................................................
           433,636   Ser. 02-BC10, Class A, IO, 6s, 2004                                                          12,541
.........................................................................................................................
           821,818   Ser. 02-BC3, Class A, IO, 6s, 2005                                                           31,792
.........................................................................................................................
         1,794,182   Ser. 02-BC5, Class A, IO, 6s, 2004                                                            7,457
.........................................................................................................................
         1,298,182   Ser. 02-BC6, Class A, IO, 6s, 2004                                                           11,857
.........................................................................................................................
         1,709,091   Ser. 02-BC7, Class AIO, IO, 6s, 2004                                                         24,096
.........................................................................................................................
         2,727,273   Ser. 02-BC8, Class A, IO, 6s, 2004                                                           51,958
.........................................................................................................................
           708,364   Ser. 02-BC9, Class A, IO, 6s, 2004                                                           16,995
.........................................................................................................................
                     AQ Finance NIM Trust 144A
.........................................................................................................................
            73,657   Ser. 03-N7A, Class Note, 9.07s, 2033                                                         74,025
.........................................................................................................................
            35,119   Ser. 03-N9A, Class Note, 7.385s, 2033                                                        35,347
.........................................................................................................................
            30,441   Arc Net Interest Margin Trust
                     Ser. 02-2, Class A, 7 3/4s, 2032                                                             30,390
.........................................................................................................................
                     Arc Net Interest Margin Trust 144A
.........................................................................................................................
             2,624   Ser. 02-1A, Class A, 7 3/4s, 2032                                                             2,624
.........................................................................................................................
             5,896   Ser. 02-8A, Class A1, 7 3/4s, 2032                                                            5,847
.........................................................................................................................
           137,110   Arcap REIT, Inc. 144A Ser. 04-1A,
                     Class E, 6.42s, 2039                                                                        134,818
.........................................................................................................................
            39,210   Argent NIM Trust Ser. 03-N8,
                     Class A, 5.56s, 2034                                                                         39,210
.........................................................................................................................
                     Argent NIM Trust 144A
.........................................................................................................................
            55,442   Ser. 03-N6, Class A, 6.4s, 2034                                                              55,442
.........................................................................................................................
           118,770   Ser. 04-WN2, Class A, 4.55s, 2034                                                           118,176
.........................................................................................................................
           118,277   Ser. 04-WN4, Class A, 4.459s, 2034                                                          117,950
.........................................................................................................................
         2,399,277   Argent Securities, Inc. Ser. 03-W2,
                     Class A, IO, 1.24s, 2004                                                                      4,319
.........................................................................................................................
                     Asset Backed Funding Corp. NIM
                     Trust 144A
.........................................................................................................................
            51,690   Ser. 03-OPT1, Class Note, 6.9s, 2033                                                         51,690
.........................................................................................................................
            47,369   Ser. 03-WF1, Class N1, 8.35s, 2032                                                           47,369
.........................................................................................................................
           171,805   Ser. 04-0PT1, Class N1, 4.55s, 2033                                                         171,797
.........................................................................................................................
           233,680   Ser. 04-AHL1, Class Note, 5.6s, 2033                                                        233,671
.........................................................................................................................
                     Asset Backed Securities Corp. Home
                     Equity Loan Trust
.........................................................................................................................
         3,268,000   Ser. 02-HE1, Class A, IO, 3.6s, 2032                                                            314
.........................................................................................................................
         1,108,281   Ser. 03-HE5, Class A, IO, 4s, 2033                                                           44,615
.........................................................................................................................
           104,023   FRB Ser. 04-HE1, Class A3, 1.639s, 2034                                                     104,078
.........................................................................................................................
           114,777   Aviation Capital Group Trust 144A
                     FRB Ser. 03-2A, Class G1, 1.98s, 2033                                                       115,208
.........................................................................................................................
           130,000   Bank One Issuance Trust FRB
                     Ser. 03-C4, Class C4, 2.269s, 2011                                                          132,253
.........................................................................................................................
                     Bayview Financial Acquisition Trust
.........................................................................................................................
           167,497   Ser. 02-CA, Class A, IO, 5.1s, 2004                                                           2,565
.........................................................................................................................
         1,522,110   Ser. 03-DA, IO, 4s, 2006                                                                     61,598
.........................................................................................................................
         1,255,274   Ser. 03-E, Class A, IO, 4s, 2006                                                             59,963
.........................................................................................................................
         5,721,964   Ser. 03-X, Class A, IO, 0.89s, 2006                                                          74,207
.........................................................................................................................
         5,189,592   Ser. 04-A, Class A, IO, 3 1/2s, 2006                                                        227,653
.........................................................................................................................
           683,452   Ser. 04-B, Class A1, 1.82s, 2039                                                            683,452
.........................................................................................................................
           569,000   FRB Ser. 03-G, Class A1, 1.92s, 2039                                                        569,000
.........................................................................................................................
           533,512   FRN Ser. 03-F, Class A, 1.82s, 2043                                                         534,387
.........................................................................................................................
         2,788,309   Bayview Financial Acquisition Trust
                     144A Ser. 03-CA, Class A, IO, 4s, 2005                                                      123,863
.........................................................................................................................
        16,751,668   Bayview Financial Asset Trust
                     Ser. 03-Z, Class A, IO, 0.743s, 2005                                                         78,523
.........................................................................................................................
                     Bayview Financial Asset Trust 144A
.........................................................................................................................
           210,819   FRB Ser. 03-SSRA, Class A, 2s, 2038                                                         210,819
.........................................................................................................................
           210,819   FRB Ser. 03-SSRA, Class M, 2.65s, 2038                                                      210,819
.........................................................................................................................
                     Bear Stearns Asset Backed Securities, Inc.
.........................................................................................................................
         1,164,000   Ser. 03-AC1, Class A, IO, 5s, 2005                                                           48,379
.........................................................................................................................
         1,192,000   Ser. 03-AC4, Class A, IO, 5s, 2006                                                           73,383
.........................................................................................................................
                     Bear Stearns Asset Backed Securities, Inc.
.........................................................................................................................
           238,000   FRB Ser. 03-3, Class A2, 1.89s, 2043                                                        238,000
.........................................................................................................................
           261,785   FRN Ser. 03-1, Class A1, 1.8s, 2042                                                         261,785
.........................................................................................................................
            60,000   Capital One Multi-Asset Execution Trust
                     FRB Ser. 02-C1, Class C1, 3.989s, 2010                                                       62,888
.........................................................................................................................
                     CARSSX Finance, Ltd. 144A
.........................................................................................................................
           100,000   FRB Ser. 04-AA, Class B3, 4.589s, 2011
                     (Cayman Islands)                                                                            100,000
.........................................................................................................................
           100,000   FRB Ser. 04-AA, Class B4, 6.739s, 2011
                     (Cayman Islands)                                                                            100,000
.........................................................................................................................
           315,000   CDO Repackaging Trust Series 144A
                     FRB Ser. 03-2, Class A, 5.23s, 2008                                                         320,513
.........................................................................................................................
                     Centex Home Equity
.........................................................................................................................
         1,173,983   Ser. 03-B, Class A, IO, 4.576s, 2006                                                         58,106
.........................................................................................................................
         3,250,000   Ser. 04-C, Class A, IO, 3 1/2s, 2006                                                        107,428
.........................................................................................................................
                     Chase Funding Net Interest Margin 144A
.........................................................................................................................
            22,800   Ser. 03-3A, Class Note, 6 7/8s, 2036                                                         22,829
.........................................................................................................................
            92,406   Ser. 03-5A, Class Note, 5 3/4s, 2034                                                         66,243
.........................................................................................................................
            66,078   Ser. 03-C1A, Class Note, 6 3/4s, 2036                                                        92,526
.........................................................................................................................
           130,000   Citibank Credit Card Issuance Trust
                     FRN Ser. 01-C1, Class C1, 2.22s, 2010                                                       132,352
.........................................................................................................................
                     Conseco Finance Securitizations Corp.
.........................................................................................................................
         1,096,000   Ser. 00-4, Class A6, 8.31s, 2032                                                            929,486
.........................................................................................................................
           665,000   Ser. 01-04, Class A4, 7.36s, 2019                                                           645,042
.........................................................................................................................
         1,123,000   Ser. 01-1, Class A5, 6.99s, 2032                                                          1,015,006
.........................................................................................................................
           480,000   Ser. 01-3, Class A4, 6.91s, 2033                                                            439,361
.........................................................................................................................
           300,000   Ser. 01-4, Class B1, 9.4s, 2010                                                              45,000
.........................................................................................................................
           797,420   Ser. 02-1, Class A, 6.681s, 2032                                                            814,388
.........................................................................................................................
           370,000   Ser. 02-1, Class M2, 9.546s, 2032                                                           181,300
.........................................................................................................................
           808,896   Ser. 02-2, Class A, IO, 8 1/2s, 2010                                                        227,830
.........................................................................................................................
         1,926,337   Conseco Recreational Enthusiast
                     Consumer Trust Ser. 01-A, Class AP,
                     IO, 5s, 2025                                                                                 24,778
.........................................................................................................................
           383,000   Consumer Credit Reference IDX
                     Securities FRB Ser. 02-1A, Class A,
                     3.55s, 2007                                                                                 388,015
.........................................................................................................................
                     Countrywide Asset Backed
                     Certificates 144A
.........................................................................................................................
            47,104   Ser. 03-5NF, Class NF, 6 3/4s, 2034                                                          47,557
.........................................................................................................................
           152,079   Ser. 04-1NIM, Class Note, 6s, 2034                                                          152,687
.........................................................................................................................
           169,284   Ser. 04-BC1N, Class Note, 5 1/2s, 2035                                                      168,697
.........................................................................................................................
            36,901   Credit-Based Asset Servicing and
                     Securitization 144A Ser. 03-CB2N,
                     Class Note, 8.35s, 2033                                                                      36,935
.........................................................................................................................
           188,000   Crest, Ltd. 144A Ser. 03-2A,
                     Class D2, 6.723s, 2038                                                                      182,962
.........................................................................................................................
                     First Franklin Mortgage Loan Asset
                     Backed Certificates
.........................................................................................................................
         2,723,730   Ser. 03-FF3, Class A, IO, 6s, 2005                                                           47,249
.........................................................................................................................
         1,009,273   Ser. 03-FFB, Class A, IO, 6s, 2005                                                           49,636
.........................................................................................................................
                     First Franklin NIM Trust 144A
.........................................................................................................................
            42,839   Ser. 03-FF3A, Class A, 6 3/4s, 2033                                                          42,672
.........................................................................................................................
           107,065   Ser. 04-FF1, Class N1, 4 1/2s, 2034                                                         106,765
.........................................................................................................................
           125,386   First Plus Home Loan Trust
                     Ser. 97-3, Class B1, 7.79s, 2023                                                            125,307
.........................................................................................................................
           270,000   Ford Credit Auto Owner Trust
                     Ser. 04-A, Class C, 4.19s, 2009                                                             270,169
.........................................................................................................................
                     Fremont NIM Trust 144A
.........................................................................................................................
           207,490   Ser. 04-A, Class Note, 4 3/4s, 2034                                                         207,283
.........................................................................................................................
           122,370   Ser. 04-B, Class Note, 4.703s, 2034                                                         122,370
.........................................................................................................................
           111,000   G-Force CDO, Ltd. 144A Ser. 03-1A,
                     Class E, 6.58s, 2038                                                                        108,156
.........................................................................................................................
            50,000   Goldentree Loan Opportunities II,
                     Ltd. 144A FRN Ser. 2A, Class 4,
                     4.37s, 2015 (Cayman Islands)                                                                 50,063
.........................................................................................................................
                     Granite Mortgages PLC
.........................................................................................................................
           194,000   FRB Ser. 04-1, Class 1C, 2.45s, 2044
                     (United Kingdom)                                                                            194,576
.........................................................................................................................
           310,000   FRN Ser. 01-1, Class 1C, 2.55s, 2041
                     (United Kingdom)                                                                            311,259
.........................................................................................................................
                     Granite Mortgages PLC FRB
.........................................................................................................................
           160,000   Ser. 02-1, Class 1C, 2.45s, 2042
                     (United Kingdom)                                                                            162,725
.........................................................................................................................
           130,000   Ser. 02-2, Class 1C, 2.4s, 2043
                     (United Kingdom)                                                                            132,381
.........................................................................................................................
           130,000   Ser. 04-2, Class 1C, 2.068s, 2044
                     (United Kingdom)                                                                            130,000
.........................................................................................................................
                     Green Tree Financial Corp.
.........................................................................................................................
            42,905   Ser. 99-3, Class A5, 6.16s, 2031                                                             43,254
.........................................................................................................................
         1,480,000   Ser. 99-5, Class A5, 7.86s, 2030                                                          1,286,949
.........................................................................................................................
           454,000   GS Auto Loan Trust 144A Ser. 04-1,
                     Class D, 5s, 2011                                                                           445,594
.........................................................................................................................
                     GSAMP Trust 144A
.........................................................................................................................
            46,564   Ser. 03-HE1N, Class Note, 7 1/4s, 2033                                                       46,518
.........................................................................................................................
           238,186   Ser. 04, 5 1/2s, 2032                                                                       238,484
.........................................................................................................................
           141,107   Ser. 04-FM1N, Class Note, 5 1/4s, 2033                                                      140,754
.........................................................................................................................
            80,000   Ser. 04-HE1N, Class N1, 5s, 2034                                                             79,896
.........................................................................................................................
                     Holmes Financing PLC FRB
.........................................................................................................................
         1,390,000   Ser. 1, Class 2C, 2.29s, 2040
                     (United Kingdom)                                                                          1,384,718
.........................................................................................................................
           110,000   Ser. 4, Class 3C, 2.44s, 2040
                     (United Kingdom)                                                                            111,575
.........................................................................................................................
           210,000   Ser. 5, Class 2C, 2.59s, 2005
                     (United Kingdom)                                                                            211,509
.........................................................................................................................
            92,000   Ser. 8, Class 2C, 1.834s, 2040
                     (United Kingdom)                                                                             92,000
.........................................................................................................................
                     Home Equity Asset Trust 144A
.........................................................................................................................
            42,669   Ser. 03-4N, Class A, 8s, 2033                                                                42,882
.........................................................................................................................
            84,555   Ser. 03-5N, Class A, 7 1/2s, 2034                                                            84,977
.........................................................................................................................
            60,012   Ser. 03-6N, Class A, 6 1/2s, 2034                                                            60,012
.........................................................................................................................
            73,437   Ser. 03-7N, Class A, 5 1/4s, 2034                                                            73,253
.........................................................................................................................
           130,000   Ser. 04-1N, Class A, 5s, 2034                                                               129,675
.........................................................................................................................
           460,000   LNR CDO, Ltd. FRB Ser. 02-1A,
                     Class FFL, 4.041s, 2037 (Cayman Islands)                                                    448,051
.........................................................................................................................
           270,000   LNR CDO, Ltd. 144A FRB Ser. 03-1A,
                     Class EFL, 4.285s, 2036 (Cayman Islands)                                                    285,039
.........................................................................................................................
           130,000   Long Beach Asset Holdings Corp.
                     144A Ser. 04-2, Class N1, 4.94s, 2034                                                       130,000
.........................................................................................................................
            48,130   Long Beach Asset Holdings Corp. NIM
                     Trust 144A Ser. 03-4, Class N1,
                     6.535s, 2033                                                                                 48,190
.........................................................................................................................
                     Long Beach Mortgage Loan Trust
.........................................................................................................................
         3,810,000   Ser. 04-3, Class S1, IO, 4 1/2s, 2006                                                       268,224
.........................................................................................................................
         1,905,000   Ser. 04-3, Class S2, IO, 4 1/2s, 2006                                                       134,112
.........................................................................................................................
                     Madison Avenue Manufactured Housing
                     Contract
.........................................................................................................................
        18,815,505   Ser. 02-A IO, 0.3s, 2032                                                                    211,674
.........................................................................................................................
           338,443   FRB Ser. 02-A, Class B1, 4.55s, 2032                                                        186,144
.........................................................................................................................
           286,909   Marriott Vacation Club Owner Trust
                     144A FRB Ser. 02-1A, Class A1,
                     1.98s, 2010                                                                                 289,795
.........................................................................................................................
           134,621   Master Asset Backed Securities NIM
                     Trust 144A Ser. 04-CI3, Class N1,
                     4.45s, 2034                                                                                 134,615
.........................................................................................................................
           704,422   Merit Securities Corp. FRB
                     Ser. 11PA, Class 3A1, 1.94s, 2027                                                           672,558
.........................................................................................................................
                     Merrill Lynch Mortgage Investors, Inc. 144A
.........................................................................................................................
            84,087   Ser. 03-OP1N, Class N1, 7 1/4s, 2034                                                         84,140
.........................................................................................................................
           187,120   Ser. 04-WM1N, Class N1, 4 1/2s, 2034                                                        186,184
.........................................................................................................................
            96,054   Ser. 04-WM2N, Class N1, 4 1/2s, 2005                                                         95,793
.........................................................................................................................
           254,725   Ser. 04-WM3N, Class N1, 4 1/2s, 2005                                                        253,121
.........................................................................................................................
            76,747   Mid-State Trust Ser. 11, Class B,
                     8.221s, 2038                                                                                 75,601
.........................................................................................................................
                     Morgan Stanley ABS Capital I 144A
.........................................................................................................................
            79,716   Ser. 03-NC8N, Class Note, 7.6s, 2033                                                         80,519
.........................................................................................................................
            86,177   Ser. 03-NC9N, Class Note, 7.6s, 2033                                                         86,608
.........................................................................................................................
            96,754   Ser. 04-NC2N, Class Note, 6 1/4s, 2033                                                       96,996
.........................................................................................................................
           108,000   Morgan Stanley Auto Loan Trust 144A
                     Ser. 04-HB1, Class D, 5 1/2s, 2011                                                          105,570
.........................................................................................................................
                     Morgan Stanley Dean Witter Capital I
.........................................................................................................................
           217,000   FRN Ser. 01-NC3, Class B1, 3 3/4s, 2031                                                     214,769
.........................................................................................................................
           128,000   FRN Ser. 01-NC4, Class B1, 3.8s, 2032                                                       126,367
.........................................................................................................................
           138,000   Navigator CDO, Ltd. 144A FRB
                     Ser. 03-1A, Class A1, 1.74s, 2015                                                           138,000
.........................................................................................................................
           187,000   New Century Home Equity Loan Trust
                     Ser. 03-5, Class AI7, 5.15s, 2033                                                           182,500
.........................................................................................................................
                     New Century Mortgage Corp. NIM
                     Trust 144A
.........................................................................................................................
            74,676   Ser. 03-5, Class Note, 8s, 2033                                                              75,633
.........................................................................................................................
            67,235   Ser. 03-B, Class Note, 6 1/2s, 2033                                                          67,739
.........................................................................................................................
            67,000   Newcastle CDO, Ltd. 144A FRB
                     Ser. 3A, Class 4FL, 4.3s, 2038                                                               67,335
.........................................................................................................................
           116,094   Novastar NIM Trust 144A Ser. 04-N1,
                     Class Note, 4.458s, 2034                                                                    116,094
.........................................................................................................................
           787,598   Oakwood Mortgage Investors, Inc.
                     Ser. 02-C, Class A1, 5.41s, 2032                                                            691,489
.........................................................................................................................
            53,467   Option One Mortgage
                     Securities Corp. NIM Trust 144A
                     Ser. 03-5, Class Note, 6.9s, 2033                                                            53,734
.........................................................................................................................
                     Pass-Through Amortizing Credit
                     Card Trust
.........................................................................................................................
            66,005   Ser. 02-1A, Class A3FL, 4.279s, 2012                                                         66,204
.........................................................................................................................
           104,611   Ser. 02-1A, Class A4FL, 6.779s, 2012                                                        104,922
.........................................................................................................................
                     Permanent Financing PLC FRB
.........................................................................................................................
           110,000   Ser. 1, Class 3C, 2.61s, 2042
                     (United Kingdom)                                                                            111,220
.........................................................................................................................
           160,000   Ser. 3, Class 3C, 2.56s, 2042
                     (United Kingdom)                                                                            162,750
.........................................................................................................................
           275,000   Pillar Funding PLC 144A FRB Ser. 04-1A,
                     Class C1, 2.333s, 2011 (United Kingdom)                                                     274,846
.........................................................................................................................
                     Providian Gateway Master Trust 144A
.........................................................................................................................
           147,000   FRB Ser. 04-AA, Class D, 3.089s, 2011                                                       147,118
.........................................................................................................................
           270,000   FRN Ser. 04-BA, Class D, 2.525s, 2010                                                       270,000
.........................................................................................................................
           172,210   Re NIM Trust 144A Ser. 04-A, 4.45s, 2034                                                    170,013
.........................................................................................................................
         4,537,673   Renaissance Home Equity Loan Trust
                     Ser. 03-4, Class S, IO, 3s, 2006                                                             51,758
.........................................................................................................................
         1,949,715   Residential Asset Mortgage Products, Inc.
                     Ser. 03-RZ3, Class A, IO, 4 1/2s, 2005                                                       71,896
.........................................................................................................................
           456,250   Residential Asset Securities Corp.
                     Ser. 02-KS6, Class AIO, IO, 4 1/2s, 2005                                                     10,657
.........................................................................................................................
         2,576,493   Residential Funding Mortgage Securities II
                     Ser. 03-HS1, Class AI, IO, 5 1/2s, 2033                                                     110,789
.........................................................................................................................
            81,713   SAIL Net Interest Margin Notes Ser. 03-4,
                     Class A, 7 1/2s, 2033 (Cayman Islands)                                                       81,623
.........................................................................................................................
                     SAIL Net Interest Margin Notes 144A
.........................................................................................................................
            70,627   Ser. 03-13A, Class A, 6 3/4s, 2033                                                           70,536
.........................................................................................................................
            46,129   Ser. 03-6A, Class A, 7s, 2033                                                                45,786
.........................................................................................................................
            36,384   Ser. 03-7A, Class A, 7s, 2033                                                                36,115
.........................................................................................................................
            49,195   Ser. 03-8A, Class A, 7s, 2033                                                                48,948
.........................................................................................................................
           124,880   Ser. 03-9A, Class A, 7s, 2033                                                               124,231
.........................................................................................................................
            60,664   Ser. 03-BC2A, Class A, 7 3/4s, 2033                                                          60,488
.........................................................................................................................
           175,859   Ser. 04-2A, Class A, 5 1/2s, 2034                                                           175,859
.........................................................................................................................
           496,409   Ser. 04-4A, Class A, 5s, 2034
                     (Cayman Islands)                                                                            495,665
.........................................................................................................................
            60,000   Ser. 04-4A, Class B, 7 1/2s, 2034
                     (Cayman Islands)                                                                             55,314
.........................................................................................................................
           178,466   Ser. 04-5A, Class A, 4 1/2s, 2034
                     (Cayman Islands)                                                                            178,203
.........................................................................................................................
            14,761   Sasco Arc Net Interest Margin Notes
                     Ser. 02-BC10, Class A, 7 3/4s, 2033                                                          14,718
.........................................................................................................................
                     Sasco Arc Net Interest Margin Notes 144A
.........................................................................................................................
             8,883   Ser. 03-3, Class A, 7 3/4s, 2033                                                              8,839
.........................................................................................................................
            19,083   Ser. 03-AM1, Class A, 7 3/4s, 2033                                                           18,989
.........................................................................................................................
           117,251   SHARP 144A Ser. 03-HE1N, 6.9s, 2033                                                         117,837
.........................................................................................................................
            62,664   Sharp SP I, LLC Net Interest Margin Trust
                     Ser. 03-NC1N, Class N, 7 1/4s, 2033                                                          63,015
.........................................................................................................................
                     Sharp SP I, LLC Net Interest Margin
                     Trust 144A
.........................................................................................................................
           204,823   Ser. 03-0P1N, Class NA, 4.45s, 2033                                                         204,803
.........................................................................................................................
            19,717   Ser. 03-HS1N, Class N, 7.48s, 2033                                                           19,767
.........................................................................................................................
            21,630   Ser. 03-TC1N, 7.45s, 2033                                                                    21,630
.........................................................................................................................
           123,333   Ser. 04-HE1N, Class Note, 4.94s, 2034                                                       123,333
.........................................................................................................................
            62,799   Ser. 04-HS1N, Class Note, 5.92s, 2034                                                        62,799
.........................................................................................................................
                     Structured Asset Investment Loan Trust
.........................................................................................................................
         1,649,997   Ser. 03-BC10, Class A, IO, 6s, 2005                                                          59,851
.........................................................................................................................
         5,265,754   Ser. 03-BC11, Class A, IO, 6s, 2005                                                         229,591
.........................................................................................................................
         1,059,283   Ser. 03-BC12, Class A, IO, 6s, 2005                                                          44,091
.........................................................................................................................
         3,168,571   Ser. 03-BC13, Class A, IO, 6s, 2005                                                         131,887
.........................................................................................................................
         3,616,462   Ser. 03-BC2, Class A, IO, 6s, 2005                                                          112,017
.........................................................................................................................
         1,671,273   Ser. 03-BC3, Class A, IO, 6s, 2004                                                           31,840
.........................................................................................................................
           561,456   Ser. 03-BC4, Class A, IO, 6s, 2004                                                           13,470
.........................................................................................................................
         1,025,452   Ser. 03-BC5, Class A, IO, 6s, 2004                                                           24,602
.........................................................................................................................
         4,210,365   Ser. 03-BC6, Class A, IO, 6s, 2005                                                          100,807
.........................................................................................................................
           951,668   Ser. 03-BC8, Class A, IO, 6s, 2005                                                           42,336
.........................................................................................................................
         1,147,496   Ser. 03-BC9, Class A, IO, 6s, 2005                                                           37,659
.........................................................................................................................
         5,543,000   Ser. 04-1, Class A, IO, 6s, 2005                                                            247,724
.........................................................................................................................
         4,175,467   Ser. 04-3, Class A, IO, 6s, 2005                                                            227,619
.........................................................................................................................
                     Structured Asset Securities Corp.
.........................................................................................................................
           988,364   Ser. 02-BC1, Class A, IO, 6s, 2004                                                           23,712
.........................................................................................................................
         1,109,818   Ser. 02-HF2, Class A, IO, 6s, 2004                                                           21,143
.........................................................................................................................
                     Structured Asset Securities Corp. 144A
.........................................................................................................................
           323,000   FRB Ser. 03-NP2, Class A2, 1.85s, 2032                                                      322,546
.........................................................................................................................
           168,391   FRN Ser. 03-NP3, Class A1, 1.8s, 2033                                                       168,391
.........................................................................................................................
           394,000   Terwin Mortgage Trust FRB Ser. 04-5HE,
                     Class A1B, IO, 1.72s, 2035                                                                  394,000
.........................................................................................................................
           184,000   TIAA Commercial Real Estate Securitization
                     144A Ser. 03-1A, Class E, 8s, 2038                                                          163,645
.........................................................................................................................
         1,856,363   Wells Fargo Home Equity Trust
                     Ser. 04-1, Class A, IO, 6s, 2005                                                            117,275
.........................................................................................................................
           116,641   Wells Fargo Home Equity Trust 144A
                     Ser. 04-1N, Class A, 5s, 2034                                                               116,224
.........................................................................................................................
            58,000   Whole Auto Loan Trust Ser. 03-1,
                     Class C, 3.13s, 2010                                                                         57,357
.........................................................................................................................
           360,000   Whole Auto Loan Trust 144A
                     Ser. 03-1, Class D, 6s, 2010                                                                360,956
------------------------------------------------------------------------------------------------------------------------
                     Total Asset-Backed Securities
                     (cost $34,858,308)                                                                      $33,132,970
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
            13,900   Hartford Financial Services
                     Group, Inc. (The) $3.50 cv. pfd.                                                           $927,825
.........................................................................................................................
             5,700   Hartford Financial Services
                     Group, Inc. (The) $3.00 cv. pfd.                                                            373,350
.........................................................................................................................
            25,100   Xerox Corp. 6.25% cv. pfd.                                                                3,322,613
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $3,770,431)                                                                        $4,623,788
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
           $31,500   CenterPoint Energy, Inc. cv. sub
                     notes FRN 1.425s, 2029                                                                   $1,029,656
.........................................................................................................................
           400,000   Rite Aid Corp. cv. notes 4 3/4s, 2006                                                       431,500
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $1,241,172)                                                                        $1,461,156
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (0.1%) (a)
------------------------------------------------------------------------------------------------------------------------


Principal Amount                                                                             Rating (RAT)          Value
.........................................................................................................................
          $140,000   IL State G.O. Bonds, 5.1s, 6/1/33                                               Aa3        $124,216
.........................................................................................................................
           120,000   NJ State Tpk. Auth. Rev. Bonds,
                     Ser. B, AMBAC, 4.252s, 1/1/16                                                   Aaa         111,334
.........................................................................................................................
           145,000   OR State G.O. Bonds
                     (Taxable Pension), 5.892s, 6/1/27                                               Aa3         146,447
------------------------------------------------------------------------------------------------------------------------
                     Total Municipal Bonds and Notes
                     (cost $405,000)                                                                            $381,997
------------------------------------------------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS (9.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $14,481,399   Short-term investments held as collateral
                     for loaned securities with yields ranging
                     from 1.06% to 1.65% and due dates
                     ranging from July 1, 2004 to
                     August 10, 2004 (d)                                                                     $14,478,243
.........................................................................................................................
        51,713,780   Putnam Prime Money Market Fund (e)                                                       51,713,779
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $66,192,022)                                                                      $66,192,022
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $714,941,142)                                                                    $789,209,838
------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2004 (Unaudited)
(aggregate face value $222,435)
------------------------------------------------------------------------------
                                         Aggregate    Delivery     Unrealized
                                Value   Face Value        Date   Appreciation
...............................................................................
Euro                         $223,585     $222,435     9/15/04         $1,150
------------------------------------------------------------------------------

Futures Contracts Outstanding at June 30, 2004 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate  Expiration   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
U.S. Treasury Note
5 yr (Short)              $34,671,313  $34,438,554      Sep-04      $(232,759)
...............................................................................
U.S. Treasury Note
10 yr (Long)               28,753,297   28,333,785      Sep-04        419,512
...............................................................................
U.S. Treasury Bond
15 yr (Long)               13,722,375   13,488,763      Sep-04        233,612
...............................................................................
S&P 500
Index (Short)               7,697,700    7,652,374      Sep-04        (45,326)
...............................................................................
Euro 90 day (Long)          1,469,700    1,471,074      Sep-04         (1,374)
...............................................................................
S&P 500 Index (Long)          855,300      849,011      Sep-04          6,289
...............................................................................
Euro 90 day (Long)            487,425      491,559      Dec-04         (4,134)
...............................................................................
Euro 90 day (Long)            485,150      489,559      Mar-05         (4,409)
...............................................................................
Euro 90 day (Long)            483,150      486,953      Jun-05         (3,803)
...............................................................................
Euro 90 day (Long)            481,500      484,784      Sep-05         (3,284)
...............................................................................
Euro 90 day (Long)            480,050      483,259      Dec-05         (3,209)
...............................................................................
Interest Rate Swap
10 yr (Long)                  106,063      104,057      Sep-04          2,006
------------------------------------------------------------------------------
                                                                     $363,121
------------------------------------------------------------------------------


TBA Sales Commitments Outstanding at June 30, 2004
(Unaudited)
(proceeds receivable $27,448,430)
------------------------------------------------------------------------------
                                         Principal Settlement
Agency                                      Amount        Date          Value
...............................................................................
FNMA, 5 1/2s, July 15, 2034             $1,200,000     7/15/34     $1,194,000
...............................................................................
FNMA, 5s, July 15, 2034                 13,200,000     7/15/34     12,746,250
...............................................................................
FNMA, 4 1/2s, July 15, 2019             13,200,000     7/15/19     12,894,750
...............................................................................
FNMA, 4s, July 1, 2019                   1,000,000     7/01/19        952,188
------------------------------------------------------------------------------
                                                                  $27,787,188
------------------------------------------------------------------------------
Interest Rate Swap Contracts Outstanding at June 30, 2004
(Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                          Notional Termination   Appreciation/
                                            Amount        Date  (Depreciation)
...............................................................................
Agreement with Bank of America,
N.A. dated January 26, 2004 to
pay semi-annually the notional
amount multiplied by 3.505% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR                         $7,731,000     1/28/09       $115,453
...............................................................................
Agreement with Bank of America,
N.A. dated January 14, 2004 to
pay semi-annually the notional
amount multiplied by 4.35625%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR                          3,892,000     1/16/14        137,483
...............................................................................
Agreement with Bank of America,
N.A. dated March 25, 2004 to
pay semi-annually the notional
amount multiplied by 3.075% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR                          3,900,000     3/30/09        161,107
...............................................................................
Agreement with Bank of America,
N.A. dated January 26, 2004 to
receive semi-annually the notional
amount multiplied by 5.2125%
and pay quarterly the notional
amount multiplied by the three
month USD-LIBOR                          4,247,000     1/28/04       (124,338)
...............................................................................
Agreement with Bank of America,
N.A. dated December 2, 2003
to receive semi-annually the
notional amount multiplied by
2.444% and pay quarterly the
notional amount multiplied by
the three month USD LIBOR                3,306,000     12/5/05         (9,561)
...............................................................................
Agreement with Bank of America
N.A. dated December 12, 2003
to pay semi-annually the notional
amount multiplied by 2.1125%
and receive quarterly the notional
amount multiplied by three
month USD-LIBOR                            154,000    12/16/05          1,367
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
December 9, 2003 to receive
semi-annually the notional
amount multiplied by 4.641%
and pay quarterly the notional
amount multiplied by three
month USD-LIBOR-BBA                     12,979,000    12/15/13       (353,220)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 1.999%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA                      7,659,000     1/26/06         47,778
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional a
mount multiplied by 2.008%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA                      7,474,000     1/23/06         44,300
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 2.009%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA                      7,474,000     1/23/06         44,267
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
December 5, 2003 to receive
semi-annually the notional
amount multiplied by 2.23762%
and pay quarterly the notional
amount multiplied by three
month USD-LIBOR-BBA                      6,401,000     12/9/05        (40,890)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 2.007% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA                      4,015,000     1/26/06         24,507
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 4.375%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA                      2,533,000     1/26/14         85,890
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 4.408%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA                      2,471,000     1/23/14         76,339
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 4.419%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA                      2,471,000     1/23/14         73,995
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 4.379%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA                      1,297,000     1/26/14         43,567
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
December 11, 2003 to pay
semi-annually the notional
amount multiplied by 4.71%
and receive quarterly the notional
amount multiplied by three
month USD-LIBOR-BBA                      1,264,000    12/15/03         28,038
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
December 12, 2003 to pay
semi-annually the notional
amount multiplied by 4.5792%
and receive quarterly the notional
amount multiplied by three
month USD-LIBOR-BBA                        479,000    12/16/13         15,488
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
December 11, 2003 to pay
semi-annually the notional
amount multiplied by 2.235%
and receive quarterly the notional
amount multiplied by three
month USD-LIBOR-BBA                        302,000    12/15/05          2,229
------------------------------------------------------------------------------
                                                                     $373,799
------------------------------------------------------------------------------
Total Return Swap Contracts Outstanding at June 30, 2004
(Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                          Notional Termination   Appreciation/
                                            Amount        Date  (Depreciation)
...............................................................................
Agreement with Deutsche Bank
AG dated June 28, 2004 to pay at
maturity the notional amount
multiplied by the spread
appreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index adjusted by a modified
duration factor and receive at
maturity the notional amount
multiplied by the depreciation
of the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index plus 43
basis points                            $2,253,600      1/1/05           $150
...............................................................................
Agreement with Goldman Sachs
Capital Markets, L.P. dated
June 16, 2004 to pay monthly
the notional amount multiplied
by the spread appreciation of the
Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and
receive monthly the notional
amount multiplied by the
depreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index plus 43 basis points               2,962,479      6/1/05         (1,815)
...............................................................................
Agreement with Goldman Sachs
Capital Markets, L.P. dated
June 25, 2004 to pay monthly the
notional amount multiplied by the
spread appreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities Index
adjusted by a modified duration
factor and receive monthly the
notional amount multiplied by
the depreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index plus 43 basis points               3,004,808     10/1/04            436
...............................................................................
Agreement with JP Morgan Chase
Bank dated February 26, 2004 to
receive (pay) at termination the
notional amount multiplied by
CMBS Lehman Brothers
Investment Grade Index and pay
at termination the notional
amount multiplied by the six
month USD-LIBOR-BBA
adjusted by a specified spread             812,589      9/1/04        (23,564)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
March 3, 2004 to receive monthly
the notional amount multiplied
by Lehman Brothers CMBS
ERISA-Eligible Index and pay
monthly the absolute value of
the spread return amount                 1,182,582      9/1/04           (215)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
February 26, 2004 to receive
(pay) semi-annually the notional
amount multiplied by Lehman
Brothers CMBS ERISA - Eligible
Index and pay monthly the
notional amount multiplied by
the one month USD-LIBOR-BBA
adjusted by a specified spread             794,325      4/2/04         (4,187)
------------------------------------------------------------------------------
                                                                     $(29,195)
------------------------------------------------------------------------------
Credit Default Contracts Outstanding at June 30, 2004
(Unaudited) (premiums received $15,524)
------------------------------------------------------------------------------

                                                           Notional
                                                             Amount      Value
...............................................................................
Agreement with Merrill Lynch
International effective
June 26, 2003, maturing on
September 20, 2008, to receive
a premium equal to 11.09% times
the notional amount. Upon a
credit default event of The Gap,
Inc. 5.75% due 3/15/09 the fund
makes a payment of the
proportional notional amount
times the difference between
the par value and the then-market
value of The Gap, Inc. 5.75%, 2009                         $140,000     $4,535
------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT Global Asset Allocation Fund

The fund's portfolio
June 30, 2004 (Unaudited)

COMMON STOCKS (61.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Banking (4.7%)
.........................................................................................................................
            21,150   ABN AMRO Holdings NV (Netherlands)                                                         $462,645
.........................................................................................................................
             3,522   Allied Irish Banks PLC (Ireland)                                                             54,418
.........................................................................................................................
            11,931   Anglo Irish Bank Corp. PLC (Ireland)                                                        186,521
.........................................................................................................................
            31,495   Australia & New Zealand Banking
                     Group, Ltd. (Australia)                                                                     400,995
.........................................................................................................................
            17,400   Banca Popolare di Milano Scrl (BPM) (Italy)                                                 111,771
.........................................................................................................................
             7,442   Banco Bilbao Vizcaya Argentaria SA (Spain)                                                   99,412
.........................................................................................................................
             7,855   Banco Popular Espanol (Spain)                                                               443,608
.........................................................................................................................
               300   Bank of Hawaii Corp.                                                                         13,566
.........................................................................................................................
            24,821   Bank of Ireland (Ireland)
                     (London Exchange)                                                                           330,962
.........................................................................................................................
            13,069   Bank of Ireland (Ireland)
                     (Dublin Exchange)                                                                           174,579
.........................................................................................................................
             1,800   Bank of Montreal (Canada)                                                                    71,659
.........................................................................................................................
             8,780   Bank of the Ozarks, Inc.                                                                    204,574
.........................................................................................................................
             5,180   BankAtlantic Bancorp, Inc. Class A                                                           95,571
.........................................................................................................................
            87,507   Barclays PLC (United Kingdom)                                                               745,424
.........................................................................................................................
            12,253   BNP Paribas SA (France)                                                                     753,549
.........................................................................................................................
               712   Canadian Imperial Bank of
                     Commerce (Canada)                                                                            34,628
.........................................................................................................................
             5,200   Central Pacific Financial Corp.                                                             143,000
.........................................................................................................................
             5,700   City Holding Co.                                                                            180,006
.........................................................................................................................
            19,390   Colonial Bancgroup, Inc.                                                                    352,316
.........................................................................................................................
             1,575   Commerce Bancorp, Inc. (S)                                                                   86,641
.........................................................................................................................
             3,000   Compass Bancshares, Inc.                                                                    129,000
.........................................................................................................................
            14,528   Danske Bank A/S (Denmark)                                                                   344,240
.........................................................................................................................
            24,000   DBS Group Holdings, Ltd. (Singapore)                                                        200,650
.........................................................................................................................
            16,717   Doral Financial Corp.                                                                       576,737
.........................................................................................................................
             5,300   East West Bancorp, Inc.                                                                     162,710
.........................................................................................................................
               885   Fifth Third Bancorp                                                                          47,595
.........................................................................................................................
             9,390   FirstFed Financial Corp. (NON)                                                              390,624
.........................................................................................................................
            10,760   Flagstar Bancorp, Inc.                                                                      213,909
.........................................................................................................................
             3,045   Greenpoint Financial Corp.                                                                  120,887
.........................................................................................................................
            10,436   HDFC Bank, Ltd. (India)                                                                      83,965
.........................................................................................................................
            94,455   HSBC Holdings PLC (United Kingdom)                                                        1,404,535
.........................................................................................................................
             9,760   Hudson United Bancorp                                                                       363,853
.........................................................................................................................
            19,820   Irwin Financial Corp.                                                                       523,248
.........................................................................................................................
            27,421   Lloyds TSB Group PLC (United Kingdom)                                                       214,689
.........................................................................................................................
                45   Mizuho Financial Group, Inc. (Japan)                                                        204,152
.........................................................................................................................
             5,000   National City Corp.                                                                         175,050
.........................................................................................................................
            17,000   Nordea AB (Sweden)                                                                          122,447
.........................................................................................................................
             8,846   Oriental Financial Group                                                                    239,461
.........................................................................................................................
            18,000   Overseas-Chinese Banking Corp.
                     (Singapore)                                                                                 126,451
.........................................................................................................................
             8,830   Provident Bankshares Corp.                                                                  254,657
.........................................................................................................................
            14,600   R&G Financial Corp. Class B                                                                 482,676
.........................................................................................................................
            24,572   Republic Bancorp, Inc.                                                                      341,551
.........................................................................................................................
            33,169   Royal Bank of Scotland Group PLC
                     (United Kingdom)                                                                            955,161
.........................................................................................................................
             5,650   Sanpaolo IMI SpA (Italy)                                                                     68,051
.........................................................................................................................
            13,200   Skandinaviska Enskilda Banken AB
                     (Sweden)                                                                                    191,030
.........................................................................................................................
             6,200   Sky Financial Group, Inc.                                                                   153,326
.........................................................................................................................
             4,469   Societe Generale (France)                                                                   379,773
.........................................................................................................................
            17,861   State Street Corp.                                                                          875,903
.........................................................................................................................
                35   Sumitomo Mitsui Financial Group, Inc.
                     (Japan)                                                                                     239,941
.........................................................................................................................
             6,090   Trustmark Corp.                                                                             176,123
.........................................................................................................................
            66,268   U.S. Bancorp                                                                              1,826,346
.........................................................................................................................
                46   UFJ Holdings, Inc. (Japan)                                                                  203,208
.........................................................................................................................
               890   UnionBanCal Corp.                                                                            50,196
.........................................................................................................................
            29,000   United Overseas Bank, Ltd. (Singapore)                                                      225,615
.........................................................................................................................
             9,683   Washington Federal, Inc.                                                                    232,392
.........................................................................................................................
             3,490   Washington Mutual, Inc.                                                                     134,854
.........................................................................................................................
             6,500   Webster Financial Corp.                                                                     305,630
.........................................................................................................................
            23,845   Wells Fargo & Co.                                                                         1,364,649
.........................................................................................................................
             5,300   Westcorp                                                                                    240,885
.........................................................................................................................
            33,239   Westpac Banking Corp. (Australia)                                                           407,457
.........................................................................................................................
             2,570   Zions Bancorp.                                                                              157,927
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,857,399
------------------------------------------------------------------------------------------------------------------------
Basic Materials (2.4%)
.........................................................................................................................
             2,696   Acerinox SA (Spain)                                                                         153,469
.........................................................................................................................
            84,616   Aggregate Industries PLC
                     (United Kingdom)                                                                            125,823
.........................................................................................................................
               375   Air Liquide (France)                                                                         62,001
.........................................................................................................................
            17,500   AK Steel Holding Corp. (NON) (S)                                                             92,225
.........................................................................................................................
             3,230   Albany International Corp.                                                                  108,399
.........................................................................................................................
             2,270   Alcoa, Inc.                                                                                  74,978
.........................................................................................................................
             7,400   Ameron International Corp.                                                                  252,562
.........................................................................................................................
            10,757   Arcelor (Luxembourg)                                                                        180,600
.........................................................................................................................
             1,400   Avery Dennison Corp.                                                                         89,614
.........................................................................................................................
             7,700   BASF AG (Germany)                                                                           412,652
.........................................................................................................................
               300   Bemis Co., Inc.                                                                               8,475
.........................................................................................................................
            43,494   BHP Billiton PLC (United Kingdom)                                                           377,403
.........................................................................................................................
            52,947   BHP Billiton, Ltd. (Australia)                                                              462,076
.........................................................................................................................
            28,082   BlueScope Steel, Ltd. (Australia)                                                           131,828
.........................................................................................................................
             9,652   Boise Cascade Corp.                                                                         363,301
.........................................................................................................................
               200   Cabot Corp.                                                                                   8,140
.........................................................................................................................
             7,200   Carpenter Technology Corp.                                                                  245,160
.........................................................................................................................
             8,930   Compagnie de Saint Gobain (France)                                                          445,108
.........................................................................................................................
             2,700   Companhia Vale do Rio Doce (CVRD)
                     ADR (Brazil)                                                                                128,385
.........................................................................................................................
             6,200   Corn Products International, Inc.                                                           288,610
.........................................................................................................................
            20,870   CRH PLC (Ireland)                                                                           440,778
.........................................................................................................................
               900   Crown Holdings, Inc. (NON)                                                                    8,973
.........................................................................................................................
            11,956   Dow Chemical Co. (The)                                                                      486,609
.........................................................................................................................
               400   Eastman Chemical Co.                                                                         18,492
.........................................................................................................................
             6,737   Engelhard Corp.                                                                             217,672
.........................................................................................................................
               300   FMC Corp. (NON)                                                                              12,933
.........................................................................................................................
             1,465   Freeport-McMoRan Copper & Gold, Inc.
                     Class B (S)                                                                                  48,565
.........................................................................................................................
             3,500   Georgia Gulf Corp.                                                                          125,510
.........................................................................................................................
             1,000   Georgia-Pacific Corp.                                                                        36,980
.........................................................................................................................
             5,100   Gibraltar Steel Corp.                                                                       167,382
.........................................................................................................................
             1,906   Holcim, Ltd. (Switzerland)                                                                  103,656
.........................................................................................................................
             7,800   Kadant, Inc. (NON)                                                                          180,414
.........................................................................................................................
             2,673   Lafarge SA (France)                                                                         238,370
.........................................................................................................................
             4,200   Louisiana-Pacific Corp.                                                                      99,330
.........................................................................................................................
             8,700   MacDermid, Inc.                                                                             294,495
.........................................................................................................................
               800   Monsanto Co.                                                                                 30,800
.........................................................................................................................
            14,600   NewMarket Corp.                                                                             313,462
.........................................................................................................................
             9,000   Nippon Shokubai Co., Ltd. (Japan)                                                            71,845
.........................................................................................................................
               100   Nucor Corp.                                                                                   7,676
.........................................................................................................................
             4,700   Octel Corp. (United Kingdom)                                                                123,751
.........................................................................................................................
             3,900   Olympic Steel, Inc. (NON)                                                                    79,638
.........................................................................................................................
            13,272   OM Group, Inc. (NON)                                                                        438,109
.........................................................................................................................
            15,412   Orica, Ltd. (Australia)                                                                     162,090
.........................................................................................................................
               400   Pohang Iron & Steel Co., Ltd.
                     (South Korea)                                                                                51,602
.........................................................................................................................
             6,458   Potlatch Corp.                                                                              268,911
.........................................................................................................................
             7,011   PPG Industries, Inc.                                                                        438,117
.........................................................................................................................
            43,744   Rinker Group, Ltd. (Australia)                                                              245,265
.........................................................................................................................
               690   Rohm & Haas Co.                                                                              28,690
.........................................................................................................................
             1,080   RPM, Inc.                                                                                    16,416
.........................................................................................................................
             2,128   Schnitzer Steel Industries, Inc.                                                             72,267
.........................................................................................................................
               200   Sigma-Adrich Corp.                                                                           11,922
.........................................................................................................................
             5,700   Silgan Holdings, Inc.                                                                       229,767
.........................................................................................................................
            21,239   Smurfit-Stone Container Corp. (NON)                                                         423,718
.........................................................................................................................
             8,914   Sonoco Products Co.                                                                         227,307
.........................................................................................................................
             5,600   Ssab Svenskt Stal AB Class A (Sweden)                                                        94,426
.........................................................................................................................
                34   Sterling Chemicals, Inc. (NON)                                                                  816
.........................................................................................................................
             1,900   Titanium Metals Corp. (NON)                                                                 175,845
.........................................................................................................................
             1,185   United States Steel Corp.                                                                    41,617
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,045,025
------------------------------------------------------------------------------------------------------------------------
Capital Goods (3.7%)
.........................................................................................................................
             8,555   3M Co.                                                                                      770,036
.........................................................................................................................
             4,384   Actividades de Construccion y
                     Servicios SA (Spain)                                                                         73,870
.........................................................................................................................
            23,371   Acuity Brands, Inc.                                                                         631,017
.........................................................................................................................
             5,500   Alfa Laval AB (Sweden)                                                                       87,263
.........................................................................................................................
             9,800   Applied Industrial Technologies, Inc.                                                       295,176
.........................................................................................................................
               600   Ball Corp.                                                                                   43,230
.........................................................................................................................
             5,000   Bandag, Inc.                                                                                222,650
.........................................................................................................................
            12,593   Boeing Co. (The)                                                                            643,376
.........................................................................................................................
             6,652   Bouygues SA (France)                                                                        222,714
.........................................................................................................................
             6,200   Briggs & Stratton Corp.                                                                     547,770
.........................................................................................................................
            17,000   Canon, Inc. (Japan)                                                                         895,885
.........................................................................................................................
             3,700   Daito Trust Construction Co., Ltd. (Japan)                                                  142,425
.........................................................................................................................
             6,979   Dover Corp.                                                                                 293,816
.........................................................................................................................
             2,400   Eagle Materials, Inc. (S)                                                                   170,448
.........................................................................................................................
             3,000   Eaton Corp.                                                                                 194,220
.........................................................................................................................
             5,872   Engineered Support Systems, Inc.                                                            343,571
.........................................................................................................................
             9,223   European Aeronautic Defense and
                     Space Co. (Netherlands)                                                                     256,730
.........................................................................................................................
             2,365   Flowserve Corp. (NON)                                                                        58,983
.........................................................................................................................
               400   General Dynamics Corp.                                                                       39,720
.........................................................................................................................
             9,600   Global Imaging Systems, Inc. (NON) (S)                                                      351,936
.........................................................................................................................
             1,075   Goodrich Corp.                                                                               34,755
.........................................................................................................................
             4,000   Griffon Corp. (NON)                                                                          89,120
.........................................................................................................................
               700   Illinois Tool Works, Inc.                                                                    67,123
.........................................................................................................................
            11,180   Ingersoll-Rand Co. Class A (Bermuda)                                                        763,706
.........................................................................................................................
             4,944   Invensys, PLC (United Kingdom) (NON)                                                          1,614
.........................................................................................................................
               200   Kennametal, Inc.                                                                              9,160
.........................................................................................................................
             2,320   Kone OYJ Class B (Finland)                                                                  140,222
.........................................................................................................................
             1,500   L-3 Communications Holdings, Inc.                                                           100,200
.........................................................................................................................
            10,400   Lincoln Electric Holdings, Inc.                                                             354,536
.........................................................................................................................
            15,370   Lockheed Martin Corp.                                                                       800,470
.........................................................................................................................
             4,100   MAN AG (Germany)                                                                            150,141
.........................................................................................................................
            11,460   Manitowoc Co., Inc. (The) (S)                                                               387,921
.........................................................................................................................
               200   Mettler-Toledo International, Inc.
                     (Switzerland) (NON)                                                                           9,828
.........................................................................................................................
               700   MSC Industrial Direct Co., Inc. Class A                                                      22,988
.........................................................................................................................
             1,220   NACCO Industries, Inc. Class A                                                              115,900
.........................................................................................................................
             8,422   Northrop Grumman Corp.                                                                      452,261
.........................................................................................................................
               500   Owens-Illinois, Inc. (NON)                                                                    8,380
.........................................................................................................................
               300   Parker-Hannifin Corp.                                                                        17,838
.........................................................................................................................
               400   Pentair, Inc.                                                                                13,456
.........................................................................................................................
             4,400   Pitney Bowes, Inc.                                                                          194,700
.........................................................................................................................
             8,200   Republic Services, Inc.                                                                     237,308
.........................................................................................................................
             8,100   Scansource, Inc. (NON)                                                                      481,302
.........................................................................................................................
               817   Schindler Holding AG (Switzerland)                                                          234,556
.........................................................................................................................
             5,275   Sealed Air Corp. (NON)                                                                      280,999
.........................................................................................................................
             9,223   Siemens AG (Germany)                                                                        663,705
.........................................................................................................................
             2,900   SKF AB Class B (Sweden)                                                                     106,462
.........................................................................................................................
             6,600   Standard Register Co. (The)                                                                  78,540
.........................................................................................................................
             4,900   Terex Corp. (NON)                                                                           167,237
.........................................................................................................................
            10,100   Thomas & Betts Corp. (NON)                                                                  275,023
.........................................................................................................................
             4,100   ThyssenKrupp AG (Germany)                                                                    70,082
.........................................................................................................................
             6,400   Timken Co.                                                                                  169,536
.........................................................................................................................
            39,579   Tomkins PLC (United Kingdom)                                                                197,016
.........................................................................................................................
             9,300   Toro Co. (The)                                                                              651,651
.........................................................................................................................
               600   United Defense Industries, Inc. (NON)                                                        21,000
.........................................................................................................................
            10,050   United Stationers, Inc. (NON)                                                               399,186
.........................................................................................................................
               990   United Technologies Corp.                                                                    90,565
.........................................................................................................................
             7,400   URS Corp. (NON)                                                                             202,760
.........................................................................................................................
             2,443   VA Technologie AG (Austria) (NON)                                                           137,551
.........................................................................................................................
             2,591   Vinci SA (France)                                                                           261,003
.........................................................................................................................
             6,600   Watsco, Inc.                                                                                185,262
.........................................................................................................................
            11,110   Wolseley PLC (United Kingdom)                                                               172,256
.........................................................................................................................
             4,600   World Fuel Services Corp.                                                                   207,368
.........................................................................................................................
             4,600   York International Corp.                                                                    188,922
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,498,445
------------------------------------------------------------------------------------------------------------------------
Communication Services (1.9%)
.........................................................................................................................
                30   Arch Wireless, Inc. Class A (NON)                                                               855
.........................................................................................................................
            14,904   BellSouth Corp.                                                                             390,783
.........................................................................................................................
               137   Birch Telecom, Inc. (NON)                                                                         1
.........................................................................................................................
            13,900   Boston Communications Group (NON)                                                           142,475
.........................................................................................................................
            19,024   BT Group PLC (United Kingdom)                                                                68,479
.........................................................................................................................
               925   CenturyTel, Inc.                                                                             27,787
.........................................................................................................................
            23,000   China Mobile, Ltd. (Hong Kong)                                                               69,595
.........................................................................................................................
             4,405   Comcast Corp. Class A (Special) (NON)                                                       121,622
.........................................................................................................................
            16,000   Deutsche Telekom AG ADR (Germany) (NON)                                                     283,360
.........................................................................................................................
            69,104   Earthlink, Inc. (NON)                                                                       715,226
.........................................................................................................................
             1,080   Echostar Communications Corp. Class A (NON)                                                  33,210
.........................................................................................................................
             5,412   France Telecom SA (France) (NON)                                                            141,034
.........................................................................................................................
            26,777   Koninklijke (Royal) KPN NV (Netherlands)                                                    203,931
.........................................................................................................................
             3,204   Liberty Media International, Inc. Class A (NON)                                             118,868
.........................................................................................................................
             5,030   Nextel Communications, Inc. Class A (NON)                                                   134,100
.........................................................................................................................
             5,100   NII Holdings, Inc. (NON)                                                                    171,819
.........................................................................................................................
               110   Nippon Telegraph and Telephone Corp.
                     (NTT) (Japan)                                                                               587,755
.........................................................................................................................
               149   NTT DoCoMo, Inc. (Japan)                                                                    266,291
.........................................................................................................................
            15,379   Portugal Telecom SGPS SA (Portugal)                                                         165,959
.........................................................................................................................
            27,572   SBC Communications, Inc.                                                                    668,621
.........................................................................................................................
             1,560   Sprint Corp. (FON Group)                                                                     27,456
.........................................................................................................................
                 3   Swisscom AG (Switzerland)                                                                       992
.........................................................................................................................
            57,264   Telecom Italia Mobile SpA (Italy)                                                           324,650
.........................................................................................................................
           190,653   Telecom Italia SpA (Italy)                                                                  592,628
.........................................................................................................................
            17,131   Telefonica SA (Spain)                                                                       253,225
.........................................................................................................................
            14,200   Telenor ASA (Norway)                                                                         98,756
.........................................................................................................................
            29,113   Verizon Communications, Inc.                                                              1,053,599
.........................................................................................................................
           609,135   Vodafone Group PLC (United Kingdom)                                                       1,333,811
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,996,888
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.6%)
.........................................................................................................................
               300   AMETEK, Inc.                                                                                  9,270
.........................................................................................................................
               111   Berkshire Hathaway, Inc. Class B (NON)                                                      328,005
.........................................................................................................................
             9,600   Danaher Corp.                                                                               497,760
.........................................................................................................................
            86,945   General Electric Co. (SEG)                                                                2,817,018
.........................................................................................................................
               900   Harman International Industries, Inc.                                                        81,900
.........................................................................................................................
               300   Harsco Corp.                                                                                 14,100
.........................................................................................................................
            11,975   Honeywell International, Inc.                                                               438,644
.........................................................................................................................
            10,000   Hutchison Whampoa, Ltd. (Hong Kong)                                                          68,274
.........................................................................................................................
            79,000   Itochu Corp. (Japan)                                                                        354,780
.........................................................................................................................
               200   ITT Industries, Inc.                                                                         16,600
.........................................................................................................................
             1,086   Lagardere SCA (France)                                                                       67,845
.........................................................................................................................
            78,000   Marubeni Corp. (Japan)                                                                      191,586
.........................................................................................................................
            22,000   Mitsubishi Corp. (Japan)                                                                    213,729
.........................................................................................................................
            16,000   Sumitomo Corp. (Japan)                                                                      116,140
.........................................................................................................................
            51,000   Swire Pacific, Ltd. (Hong Kong)                                                             330,218
.........................................................................................................................
            39,540   Tyco International, Ltd. (Bermuda)                                                        1,310,356
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,856,225
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (8.3%)
.........................................................................................................................
            10,700   Aaron Rents, Inc.                                                                           354,598
.........................................................................................................................
               200   Abercrombie & Fitch Co. Class A                                                               7,750
.........................................................................................................................
               800   Adidas-Salomon AG (Germany)                                                                  95,576
.........................................................................................................................
             5,100   Administaff, Inc. (NON)                                                                      84,660
.........................................................................................................................
             1,880   Advance Auto Parts, Inc. (NON)                                                               83,058
.........................................................................................................................
             7,000   Aeon Co., Ltd. (Japan)                                                                      281,001
.........................................................................................................................
            16,800   Aeropostale, Inc. (NON)                                                                     452,088
.........................................................................................................................
             6,423   American Axle & Manufacturing
                     Holdings, Inc.                                                                              233,540
.........................................................................................................................
             3,700   American Eagle Outfitters, Inc. (NON)                                                       106,967
.........................................................................................................................
             2,785   American Standard Cos., Inc. (NON)                                                          112,263
.........................................................................................................................
             6,700   Ameristar Casinos, Inc.                                                                     224,986
.........................................................................................................................
            19,550   AnnTaylor Stores Corp. (NON)                                                                566,559
.........................................................................................................................
                58   Antena 3 Television SA (Spain) (NON)                                                          3,069
.........................................................................................................................
             7,700   Armor Holdings, Inc. (NON)                                                                  261,800
.........................................................................................................................
            34,000   Asahi Chemical Industry Co., Ltd. (Japan)                                                   176,061
.........................................................................................................................
            17,000   Asahi Glass Co., Ltd. (Japan)                                                               176,840
.........................................................................................................................
               200   Assa Abloy AB Class B (Sweden)                                                                2,556
.........................................................................................................................
             6,555   AutoZone, Inc. (NON)                                                                        525,056
.........................................................................................................................
             1,275   Barnes & Noble, Inc. (NON)                                                                   43,325
.........................................................................................................................
            26,179   Barratt Developments PLC
                     (United Kingdom)                                                                            279,853
.........................................................................................................................
             3,200   Bayerische Motoren Werke (BMW) AG
                     (Germany)                                                                                   141,515
.........................................................................................................................
               490   Bed Bath & Beyond, Inc. (NON)                                                                18,841
.........................................................................................................................
             3,700   Best Buy Co., Inc.                                                                          187,738
.........................................................................................................................
             8,000   Big 5 Sporting Goods Corp. (NON)                                                            209,520
.........................................................................................................................
               300   BJ's Wholesale Club, Inc. (NON)                                                               7,500
.........................................................................................................................
               900   Black & Decker Manufacturing Co.                                                             55,917
.........................................................................................................................
            15,696   Boral, Ltd. (Australia)                                                                      70,622
.........................................................................................................................
             1,100   Borders Group, Inc.                                                                          25,784
.........................................................................................................................
             2,200   BorgWarner, Inc.                                                                             96,294
.........................................................................................................................
             8,000   Bridgestone Corp. (Japan)                                                                   150,307
.........................................................................................................................
            11,400   Brink's Co. (The)                                                                           390,450
.........................................................................................................................
            18,700   Brookstone, Inc. (NON)                                                                      374,935
.........................................................................................................................
             6,400   Brown Shoe Co., Inc.                                                                        261,952
.........................................................................................................................
               500   Brunswick Corp.                                                                              20,400
.........................................................................................................................
            10,100   Caesars Entertainment, Inc. (NON)                                                           151,500
.........................................................................................................................
             2,700   Cendant Corp.                                                                                66,096
.........................................................................................................................
             9,000   Central Glass Co., Ltd. (Japan)                                                              76,217
.........................................................................................................................
            27,400   Charming Shoppes (NON)                                                                      244,682
.........................................................................................................................
               500   Chico's FAS, Inc. (NON)                                                                      22,580
.........................................................................................................................
             6,600   Childrens Place Retail Stores, Inc. (The) (NON)                                             155,232
.........................................................................................................................
            10,800   Choice Hotels International, Inc.                                                           541,728
.........................................................................................................................
             4,040   Claire's Stores, Inc.                                                                        87,668
.........................................................................................................................
             1,200   Coach, Inc. (NON)                                                                            54,228
.........................................................................................................................
             3,600   Consolidated Graphics, Inc.                                                                 158,580
.........................................................................................................................
             4,300   Continental AG (Germany)                                                                    207,424
.........................................................................................................................
            29,186   CSR, Ltd. (Australia)                                                                        45,128
.........................................................................................................................
               700   Cummins, Inc.                                                                                43,750
.........................................................................................................................
            15,000   Dai Nippon Printing Co., Ltd. (Japan)                                                       239,621
.........................................................................................................................
             5,300   DaimlerChrysler AG (Germany)                                                                248,247
.........................................................................................................................
               870   Dana Corp.                                                                                   17,052
.........................................................................................................................
               200   Deluxe Corp.                                                                                  8,700
.........................................................................................................................
           168,000   Denway Motors, Ltd. (Hong Kong)                                                              60,851
.........................................................................................................................
            17,800   Dillards, Inc. Class A                                                                      396,940
.........................................................................................................................
             3,090   eBay, Inc. (NON)                                                                            284,126
.........................................................................................................................
             9,000   Electrolux AB Class B (Sweden)                                                              172,668
.........................................................................................................................
             2,070   Federated Department Stores, Inc.                                                           101,637
.........................................................................................................................
            10,974   Finlay Enterprises, Inc. (NON)                                                              206,531
.........................................................................................................................
             6,470   Fox Entertainment Group, Inc. Class A (NON)                                                 172,749
.........................................................................................................................
            15,375   Gap, Inc. (The)                                                                             372,844
.........................................................................................................................
             3,600   Genesco, Inc. (NON)                                                                          85,068
.........................................................................................................................
            10,000   Genlyte Group, Inc. (The) (NON)                                                             628,800
.........................................................................................................................
            28,670   Goody's Family Clothing, Inc.                                                               297,308
.........................................................................................................................
             5,720   Greek Organization of Football
                     Prognostics SA (Greece)                                                                     108,003
.........................................................................................................................
             4,515   GTECH Holdings Corp.                                                                        209,090
.........................................................................................................................
            12,632   GUS PLC (United Kingdom)                                                                    193,678
.........................................................................................................................
            10,170   Harrah's Entertainment, Inc.                                                                550,197
.........................................................................................................................
            11,800   Haverty Furniture Cos., Inc.                                                                206,264
.........................................................................................................................
            12,500   Hibbett Sporting Goods, Inc. (NON)                                                          341,875
.........................................................................................................................
            46,806   Hilton Group PLC (United Kingdom)                                                           234,263
.........................................................................................................................
            11,600   Hilton Hotels Corp.                                                                         216,456
.........................................................................................................................
            25,670   Home Depot, Inc. (The)                                                                      903,584
.........................................................................................................................
             4,600   Honda Motor Co., Ltd. (Japan)                                                               221,758
.........................................................................................................................
            19,700   Integrated Electrical Service, Inc. (NON)                                                   158,585
.........................................................................................................................
             1,100   InterActiveCorp. (NON)                                                                       33,154
.........................................................................................................................
               400   JC Penney Co., Inc. (Holding Co.)                                                            15,104
.........................................................................................................................
             5,722   Jo-Ann Stores, Inc. (NON)                                                                   168,227
.........................................................................................................................
            10,415   Johnston Press PLC (United Kingdom)                                                         106,992
.........................................................................................................................
             3,990   Kellwood Co.                                                                                173,765
.........................................................................................................................
             8,500   Kesko OYJ Class B (Finland)                                                                 168,560
.........................................................................................................................
            25,218   Kingfisher Leisure PLC (United Kingdom)                                                     130,903
.........................................................................................................................
             5,600   Kohl's Corp. (NON)                                                                          236,768
.........................................................................................................................
               200   Lafarge North America, Inc.                                                                   8,660
.........................................................................................................................
             6,125   Lear Corp.                                                                                  361,314
.........................................................................................................................
             7,322   Lennar Corp.                                                                                327,440
.........................................................................................................................
            10,310   Lennox International, Inc.                                                                  186,611
.........................................................................................................................
             2,420   Levitt Corp. Class A (NON)                                                                   62,339
.........................................................................................................................
            16,695   Limited Brands                                                                              312,197
.........................................................................................................................
             3,340   Liz Claiborne, Inc.                                                                         120,173
.........................................................................................................................
            18,150   Lowe's Cos., Inc.                                                                           953,783
.........................................................................................................................
             2,104   LVMH Moet Hennessy Louis Vuitton SA
                     (France)                                                                                    152,176
.........................................................................................................................
               200   Mandalay Resort Group                                                                        13,728
.........................................................................................................................
            30,830   Masco Corp.                                                                                 961,279
.........................................................................................................................
            15,300   Mattel, Inc.                                                                                279,225
.........................................................................................................................
             3,100   May Department Stores Co.                                                                    85,219
.........................................................................................................................
             4,156   Maytag Corp.                                                                                101,864
.........................................................................................................................
             3,135   McGraw-Hill Companies, Inc. (The)                                                           240,047
.........................................................................................................................
            25,285   Mediaset SpA (Italy)                                                                        288,237
.........................................................................................................................
            21,960   Men's Wearhouse, Inc. (The) (NON)                                                           579,524
.........................................................................................................................
               195   Meredith Corp.                                                                               10,717
.........................................................................................................................
             3,600   Metro AG (Germany)                                                                          170,811
.........................................................................................................................
               400   MGM Mirage, Inc.                                                                             18,776
.........................................................................................................................
             2,490   Michaels Stores, Inc.                                                                       136,950
.........................................................................................................................
             3,900   Monaco Coach Corp.                                                                          109,863
.........................................................................................................................
               300   NBTY, Inc. (NON)                                                                              8,817
.........................................................................................................................
             2,800   NCI Building Systems, Inc. (NON)                                                             91,140
.........................................................................................................................
               400   Neiman-Marcus Group, Inc. Class A                                                            22,260
.........................................................................................................................
             3,600   News Corp., Ltd. (The) ADR (Australia)                                                      127,512
.........................................................................................................................
            12,497   Next PLC (United Kingdom)                                                                   322,481
.........................................................................................................................
             1,100   Nike, Inc.                                                                                   83,325
.........................................................................................................................
             3,200   Nintendo Co., Ltd. (Japan)                                                                  371,002
.........................................................................................................................
            14,000   Nissan Motor Co., Ltd. (Japan)                                                              155,641
.........................................................................................................................
             1,900   Nordstrom, Inc. (S)                                                                          80,959
.........................................................................................................................
            16,870   Nu Skin Enterprises, Inc. Class A (S)                                                       427,148
.........................................................................................................................
               705   NVR, Inc. (NON)                                                                             341,361
.........................................................................................................................
            26,684   Office Depot, Inc. (NON)                                                                    477,910
.........................................................................................................................
             1,540   Omnicom Group, Inc.                                                                         116,871
.........................................................................................................................
             9,000   Onward Kashiyama Co., Ltd. (Japan)                                                          144,350
.........................................................................................................................
               400   Pacific Sunwear of California, Inc. (NON)                                                     7,828
.........................................................................................................................
            14,530   Persimmon PLC (United Kingdom)                                                              166,524
.........................................................................................................................
             3,830   Peugeot SA (France)                                                                         213,269
.........................................................................................................................
               823   Pinault-Printemps-Redoute SA (France)                                                        84,557
.........................................................................................................................
             6,700   Pioneer Corp. (Japan)                                                                       173,165
.........................................................................................................................
               400   Polo Ralph Lauren Corp.                                                                      13,780
.........................................................................................................................
               219   Porsche AG (Preferred) (Germany)                                                            147,206
.........................................................................................................................
            13,300   Prime Hospitality Corp. (NON)                                                               141,246
.........................................................................................................................
            26,993   Publishing & Broadcasting, Ltd. (Australia)                                                 241,588
.........................................................................................................................
               100   Pulte Homes, Inc.                                                                             5,203
.........................................................................................................................
             3,370   RadioShack Corp.                                                                             96,483
.........................................................................................................................
               800   Reader's Digest Association, Inc. (The)
                     Class A                                                                                      12,792
.........................................................................................................................
               225   Reebok International, Ltd.                                                                    8,096
.........................................................................................................................
             4,256   Renault SA (France)                                                                         324,133
.........................................................................................................................
               490   Rent-A-Center, Inc. (NON)                                                                    14,666
.........................................................................................................................
               470   Ross Stores, Inc.                                                                            12,577
.........................................................................................................................
             3,590   Ryland Group, Inc.                                                                          280,738
.........................................................................................................................
            15,185   Saks, Inc.                                                                                  227,775
.........................................................................................................................
             1,200   Scholastic Corp. (NON)                                                                       35,940
.........................................................................................................................
            20,800   Scientific Games Corp. Class A (NON)                                                        398,112
.........................................................................................................................
             3,000   SECOM Co., Ltd. (Japan)                                                                     127,303
.........................................................................................................................
             2,315   Sherwin Williams Co.                                                                         96,188
.........................................................................................................................
            13,900   ShopKo Stores, Inc. (NON)                                                                   196,546
.........................................................................................................................
               200   Snap-On, Inc.                                                                                 6,710
.........................................................................................................................
                34   Societe Television Francaise I (France)                                                       1,071
.........................................................................................................................
             8,200   Sony Corp. (Japan)                                                                          308,881
.........................................................................................................................
             5,900   Stage Stores, Inc. (NON) (S)                                                                222,194
.........................................................................................................................
               700   Stanley Works (The)                                                                          31,906
.........................................................................................................................
            23,115   Staples, Inc.                                                                               677,501
.........................................................................................................................
             4,500   Stein Mart, Inc. (NON)                                                                       73,170
.........................................................................................................................
             1,946   Swatch Group AG (The) Class B
                     (Switzerland)                                                                               253,313
.........................................................................................................................
               200   Talbots, Inc. (The)                                                                           7,830
.........................................................................................................................
             2,200   Target Corp.                                                                                 93,434
.........................................................................................................................
               300   Tech Data Corp. (NON)                                                                        11,739
.........................................................................................................................
             6,617   Timberland Co. (The) Class A (NON)                                                          427,392
.........................................................................................................................
               780   TJX Cos., Inc. (The)                                                                         18,829
.........................................................................................................................
            10,000   Toppan Printing Co., Ltd. (Japan)                                                           113,189
.........................................................................................................................
            28,800   Toyota Motor Corp. (Japan)                                                                1,166,676
.........................................................................................................................
             6,500   Trans World Entertainment (NON)                                                              65,130
.........................................................................................................................
             1,500   UnitedGlobalCom, Inc. Class A (NON)                                                          10,890
.........................................................................................................................
             6,390   USG Corp. (NON)                                                                             112,336
.........................................................................................................................
             3,423   Valeo SA (France)                                                                           142,631
.........................................................................................................................
               340   VF Corp. (S)                                                                                 16,558
.........................................................................................................................
             4,041   VS Holdings, Inc. (NON)                                                                         202
.........................................................................................................................
               700   Vulcan Materials Co.                                                                         33,285
.........................................................................................................................
            31,625   Wal-Mart Stores, Inc.                                                                     1,668,535
.........................................................................................................................
            24,438   Walt Disney Co. (The)                                                                       622,925
.........................................................................................................................
            10,700   WESCO International, Inc. (NON)                                                             196,880
.........................................................................................................................
            13,729   Whirlpool Corp.                                                                             941,809
.........................................................................................................................
           382,238   Woolworths Group PLC
                     (United Kingdom)                                                                            318,849
.........................................................................................................................
            20,774   WPP Group PLC (United Kingdom)                                                              210,961
.........................................................................................................................
            10,940   Yahoo!, Inc. (NON)                                                                          397,450
.........................................................................................................................
             6,100   Zale Corp. (NON)                                                                            166,286
------------------------------------------------------------------------------------------------------------------------
                                                                                                              35,204,549
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.7%)
.........................................................................................................................
             2,730   Acom Co., Ltd. (Japan)                                                                      177,396
.........................................................................................................................
             1,350   Aiful Corp. (Japan)                                                                         140,927
.........................................................................................................................
            20,870   Cash America International, Inc.                                                            480,010
.........................................................................................................................
             9,200   CompuCredit Corp. (NON) (S)                                                                 159,160
.........................................................................................................................
             6,792   Countrywide Financial Corp.                                                                 477,138
.........................................................................................................................
            31,595   MBNA Corp.                                                                                  814,835
.........................................................................................................................
             6,300   Portfolio Recovery Associates, Inc. (NON) (S)                                               173,691
.........................................................................................................................
             6,200   Providian Financial Corp. (NON)                                                              90,954
.........................................................................................................................
            25,950   World Acceptance Corp. (NON)                                                                475,664
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,989,775
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (5.8%)
.........................................................................................................................
            15,065   7-Eleven, Inc. (NON)                                                                        268,910
.........................................................................................................................
             2,800   Adolph Coors Co. Class B                                                                    202,552
.........................................................................................................................
             4,342   Alberto-Culver Co. Class B                                                                  217,708
.........................................................................................................................
            10,849   Altadis SA (Spain)                                                                          335,252
.........................................................................................................................
            37,294   Altria Group, Inc.                                                                        1,866,565
.........................................................................................................................
             7,275   Apollo Group, Inc. Class A (NON)                                                            642,310
.........................................................................................................................
               450   Applebee's International, Inc.                                                               10,359
.........................................................................................................................
               500   Aramark Corp. Class B                                                                        14,380
.........................................................................................................................
             5,545   Archer Daniels Midland Co.                                                                   93,045
.........................................................................................................................
               990   Avon Products, Inc.                                                                          45,679
.........................................................................................................................
            24,168   BAT Industries PLC (United Kingdom)                                                         374,495
.........................................................................................................................
            19,093   Boots Group PLC (United Kingdom)                                                            238,208
.........................................................................................................................
             8,365   Career Education Corp. (NON)                                                                381,109
.........................................................................................................................
             8,950   CBRL Group, Inc.                                                                            276,108
.........................................................................................................................
             7,350   CEC Entertainment, Inc. (NON)                                                               216,899
.........................................................................................................................
            19,095   Coca-Cola Co. (The)                                                                         963,916
.........................................................................................................................
            46,650   Coca-Cola Enterprises, Inc.                                                               1,352,384
.........................................................................................................................
             5,800   Coca-Cola West Japan Co., Ltd. (Japan)                                                      143,525
.........................................................................................................................
            32,813   Coles Myer, Ltd. (Australia)                                                                196,318
.........................................................................................................................
             5,600   Colgate-Palmolive Co.                                                                       327,320
.........................................................................................................................
             4,100   ConAgra, Inc.                                                                               111,028
.........................................................................................................................
            14,000   Costco Wholesale Corp.                                                                      574,980
.........................................................................................................................
            14,900   Darden Restaurants, Inc.                                                                    306,195
.........................................................................................................................
             5,840   Dean Foods Co. (NON)                                                                        217,890
.........................................................................................................................
             6,000   Deutsche Post AG (Germany)                                                                  129,349
.........................................................................................................................
            21,461   Diageo PLC (United Kingdom)                                                                 289,351
.........................................................................................................................
             7,125   Energizer Holdings, Inc. (NON)                                                              320,625
.........................................................................................................................
             6,900   Estee Lauder Cos., Inc. (The) Class A                                                       336,582
.........................................................................................................................
            10,100   Flowers Foods, Inc.                                                                         264,115
.........................................................................................................................
             5,000   Fuji Photo Film Cos., Ltd. (Japan)                                                          156,723
.........................................................................................................................
             6,200   General Mills, Inc.                                                                         294,686
.........................................................................................................................
             1,000   Getty Images, Inc. (Canada) (NON)                                                            60,000
.........................................................................................................................
             7,685   Gillette Co. (The)                                                                          325,844
.........................................................................................................................
            11,323   Great Atlantic & Pacific Tea Co. (NON)                                                       86,734
.........................................................................................................................
             7,995   H.J. Heinz Co.                                                                              313,404
.........................................................................................................................
               400   Hewitt Associates, Inc. Class A (NON)                                                        11,000
.........................................................................................................................
             2,320   Hughes Supply, Inc.                                                                         136,718
.........................................................................................................................
            18,800   Ikon Office Solutions, Inc.                                                                 215,636
.........................................................................................................................
             5,718   Interbrew (Belgium)                                                                         181,913
.........................................................................................................................
             7,300   Interstate Bakeries Corp.                                                                    79,205
.........................................................................................................................
                11   Japan Tobacco, Inc. (Japan)                                                                  85,492
.........................................................................................................................
            21,000   KAO Corp. (Japan)                                                                           506,186
.........................................................................................................................
             8,000   Kikkoman Corp. (Japan)                                                                       68,628
.........................................................................................................................
               400   Kimberly-Clark Corp.                                                                         26,352
.........................................................................................................................
            13,835   Kroger Co. (NON)                                                                            251,797
.........................................................................................................................
            20,600   Labor Ready, Inc. (NON)                                                                     319,300
.........................................................................................................................
            11,800   Lance, Inc.                                                                                 181,720
.........................................................................................................................
            64,003   Liberty Media Corp. Class A (NON)                                                           575,387
.........................................................................................................................
             3,800   Lone Star Steakhouse & Saloon, Inc.                                                         103,322
.........................................................................................................................
            19,170   McDonald's Corp.                                                                            498,420
.........................................................................................................................
             6,800   MemberWorks, Inc. (NON) (S)                                                                 201,416
.........................................................................................................................
            21,300   Nash Finch Co. (S)                                                                          533,139
.........................................................................................................................
             7,200   NDCHealth Corp.                                                                             167,040
.........................................................................................................................
             3,839   Nestle SA (Switzerland)                                                                   1,023,979
.........................................................................................................................
            10,062   Nutreco Holding NV (Netherlands)                                                            331,743
.........................................................................................................................
             5,078   Papa John's International, Inc. (NON) (S)                                                   150,004
.........................................................................................................................
             9,700   Pepsi Bottling Group, Inc. (The)                                                            296,238
.........................................................................................................................
               500   PepsiAmericas, Inc.                                                                          10,620
.........................................................................................................................
             9,192   PepsiCo, Inc.                                                                               495,265
.........................................................................................................................
            27,240   Procter & Gamble Co.                                                                      1,482,946
.........................................................................................................................
            10,000   Rayovac Corp. (NON)                                                                         281,000
.........................................................................................................................
            18,380   Reckitt Benckiser PLC (United Kingdom)                                                      520,286
.........................................................................................................................
             5,300   Rite Aid Corp. (NON)                                                                         27,666
.........................................................................................................................
             6,480   Royal Caribbean Cruises, Ltd.                                                               281,297
.........................................................................................................................
               400   Ruby Tuesday, Inc.                                                                           10,980
.........................................................................................................................
            24,146   SABMiller PLC (United Kingdom)                                                              312,416
.........................................................................................................................
             1,630   Sara Lee Corp.                                                                               37,474
.........................................................................................................................
               100   Scotts Co. (The) Class A (NON)                                                                6,388
.........................................................................................................................
               700   Smithfield Foods, Inc. (NON)                                                                 20,580
.........................................................................................................................
               400   Starbucks Corp. (NON)                                                                        17,392
.........................................................................................................................
             3,165   Supervalu, Inc.                                                                              96,881
.........................................................................................................................
             9,000   Swedish Match AB (Sweden)                                                                    92,010
.........................................................................................................................
             7,795   SYSCO Corp.                                                                                 279,607
.........................................................................................................................
            22,820   Tate & Lyle PLC (United Kingdom)                                                            136,560
.........................................................................................................................
            76,520   Tesco PLC (United Kingdom)                                                                  369,452
.........................................................................................................................
            29,190   Time Warner, Inc. (NON)                                                                     513,160
.........................................................................................................................
            14,500   Tupperware Corp. (S)                                                                        281,735
.........................................................................................................................
             8,739   Tyson Foods, Inc. Class A                                                                   183,082
.........................................................................................................................
             1,940   Unilever NV (Netherlands)                                                                   132,407
.........................................................................................................................
             1,100   University of Phoenix Online (NON)                                                           96,349
.........................................................................................................................
            20,945   Viacom, Inc. Class B                                                                        748,155
.........................................................................................................................
             2,739   Weiss Markets, Inc.                                                                          96,002
.........................................................................................................................
             1,114   Whole Foods Market, Inc.                                                                    106,331
.........................................................................................................................
            14,449   Woolworths, Ltd. (Australia)                                                                114,727
.........................................................................................................................
             3,680   Yum! Brands, Inc.                                                                           136,970
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,786,921
------------------------------------------------------------------------------------------------------------------------
Energy (4.4%)
.........................................................................................................................
             7,590   Amerada Hess Corp.                                                                          601,052
.........................................................................................................................
             5,550   Apache Corp.                                                                                241,703
.........................................................................................................................
            16,891   BG Group PLC (United Kingdom)                                                               104,066
.........................................................................................................................
           169,406   BP PLC (United Kingdom)                                                                   1,496,068
.........................................................................................................................
             7,727   BP PLC ADR (United Kingdom)                                                                 413,935
.........................................................................................................................
             4,840   Burlington Resources, Inc.                                                                  175,111
.........................................................................................................................
            12,600   Cabot Oil & Gas Corp. Class A                                                               532,980
.........................................................................................................................
             3,840   Canadian Natural Resources, Ltd.
                     (Canada)                                                                                    114,816
.........................................................................................................................
            13,800   Chesapeake Energy Corp.                                                                     203,136
.........................................................................................................................
            11,712   Chevron Texaco Corp.                                                                      1,102,216
.........................................................................................................................
             7,300   Cimarex Energy Co. (NON)                                                                    220,679
.........................................................................................................................
             5,700   Clayton Williams Energy, Inc. (NON)                                                         136,230
.........................................................................................................................
           490,000   CNOOC, Ltd. (Hong Kong)                                                                     207,324
.........................................................................................................................
            10,856   Comstock Resources, Inc. (NON)                                                              211,258
.........................................................................................................................
             3,345   ConocoPhillips                                                                              255,190
.........................................................................................................................
            35,775   ENI SpA (Italy)                                                                             710,309
.........................................................................................................................
            76,540   ExxonMobil Corp.                                                                          3,399,141
.........................................................................................................................
             9,600   Giant Industries, Inc. (NON)                                                                211,200
.........................................................................................................................
            37,400   Global Power Equipment Group, Inc. (NON)                                                    299,948
.........................................................................................................................
            10,300   GlobalSantaFe Corp. (Cayman Islands)                                                        272,950
.........................................................................................................................
            10,300   Halliburton Co.                                                                             311,678
.........................................................................................................................
             4,700   Holly Corp.                                                                                 175,780
.........................................................................................................................
             5,300   Houston Exploration Co. (NON)                                                               274,752
.........................................................................................................................
             3,210   Marathon Oil Corp.                                                                          121,466
.........................................................................................................................
               200   Newfield Exploration Co. (NON)                                                               11,148
.........................................................................................................................
             5,650   Noble Corp. (Cayman Islands) (NON)                                                          214,079
.........................................................................................................................
               300   Noble Energy, Inc.                                                                           15,300
.........................................................................................................................
             3,108   Norsk Hydro ASA (Norway)                                                                    202,025
.........................................................................................................................
             1,300   Occidental Petroleum Corp.                                                                   62,933
.........................................................................................................................
            19,362   Patina Oil & Gas Corp.                                                                      578,343
.........................................................................................................................
             4,900   Petroleo Brasileiro SA ADR (Brazil)                                                         137,543
.........................................................................................................................
           173,236   Shell Transport & Trading Co. PLC
                     (United Kingdom)                                                                          1,270,721
.........................................................................................................................
            16,820   Southwestern Energy Co. (NON)                                                               482,229
.........................................................................................................................
            15,233   Statoil ASA (Norway)                                                                        193,418
.........................................................................................................................
             4,100   Stone Energy Corp. (NON)                                                                    187,288
.........................................................................................................................
             5,380   Sunoco, Inc.                                                                                342,276
.........................................................................................................................
            16,400   Tesoro Petroleum Corp. (NON) (S)                                                            452,640
.........................................................................................................................
             6,020   Total SA Class B (France)                                                                 1,147,660
.........................................................................................................................
             4,223   Total SA Class B ADR (France)                                                               405,746
.........................................................................................................................
            11,761   Unocal Corp.                                                                                446,918
.........................................................................................................................
             5,200   Valero Energy Corp.                                                                         383,552
.........................................................................................................................
            14,200   Veritas DGC, Inc. (NON)                                                                     328,730
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,655,537
------------------------------------------------------------------------------------------------------------------------
Financial (4.0%)
.........................................................................................................................
            33,000   AMRESCO Creditor Trust (acquired
                     various dates from 1/24/00 to 1/26/00,
                     cost $6,253) (RES) (NON) (R)                                                                     33
.........................................................................................................................
            26,284   Bank of America Corp.                                                                     2,224,152
.........................................................................................................................
            22,109   Bank of New York Co., Inc. (The)                                                            651,773
.........................................................................................................................
             1,190   Bank One Corp.                                                                               60,690
.........................................................................................................................
            10,225   Capital One Financial Corp.                                                                 699,186
.........................................................................................................................
             1,900   CIT Group, Inc.                                                                              72,751
.........................................................................................................................
            79,949   Citigroup, Inc. (SEG)                                                                     3,717,629
.........................................................................................................................
           238,820   Contifinancial Corp. Liquidating Trust Units                                                  4,179
.........................................................................................................................
             4,281   Dexia (Belgium)                                                                              70,832
.........................................................................................................................
             8,300   Equity One, Inc. (R)                                                                        150,064
.........................................................................................................................
            21,672   Fannie Mae                                                                                1,546,514
.........................................................................................................................
            20,322   Freddie Mac                                                                               1,286,383
.........................................................................................................................
               445   Goldman Sachs Group, Inc. (The)                                                              41,901
.........................................................................................................................
               600   Hartford Financial Services Group, Inc.
                     (The)                                                                                        41,244
.........................................................................................................................
               600   iStar Financial, Inc.                                                                        24,000
.........................................................................................................................
            40,421   JPMorgan Chase & Co.                                                                      1,567,122
.........................................................................................................................
             2,575   Lehman Brothers Holdings, Inc.                                                              193,769
.........................................................................................................................
             9,078   Man Group PLC (United Kingdom)                                                              235,078
.........................................................................................................................
            13,932   Merrill Lynch & Co., Inc.                                                                   752,049
.........................................................................................................................
                55   Mitsubishi Tokyo Finance Group, Inc.
                     (Japan)                                                                                     509,119
.........................................................................................................................
             9,300   National Processing, Inc. (NON)                                                             267,375
.........................................................................................................................
             9,600   New Century Financial Corp. (S)                                                             449,472
.........................................................................................................................
             3,200   Orix Corp. (Japan)                                                                          366,603
.........................................................................................................................
             4,200   PMI Group, Inc. (The)                                                                       182,784
.........................................................................................................................
               190   Protective Life Corp.                                                                         7,347
.........................................................................................................................
             9,800   SLM Corp.                                                                                   396,410
.........................................................................................................................
               730   Student Loan Corp.                                                                           99,645
.........................................................................................................................
            23,046   Wachovia Corp.                                                                            1,025,547
.........................................................................................................................
             6,400   WFS Financial, Inc. (NON)                                                                   316,864
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,960,515
------------------------------------------------------------------------------------------------------------------------
Health Care (8.0%)
.........................................................................................................................
            35,296   Abbott Laboratories                                                                       1,438,665
.........................................................................................................................
            12,200   Advanced Medical Optics, Inc. (NON)                                                         519,354
.........................................................................................................................
             1,700   Affymetrix, Inc. (NON)                                                                       55,641
.........................................................................................................................
             5,300   AmerisourceBergen Corp.                                                                     316,834
.........................................................................................................................
            13,615   Amgen, Inc. (NON)                                                                           742,971
.........................................................................................................................
             5,500   Amylin Pharmaceuticals, Inc. (NON) (S)                                                      125,400
.........................................................................................................................
               400   Andrx Group (NON)                                                                            11,172
.........................................................................................................................
             2,190   Anthem, Inc. (NON)                                                                          196,136
.........................................................................................................................
            14,950   Apria Healthcare Group, Inc. (NON)                                                          429,065
.........................................................................................................................
            21,348   AstraZeneca PLC (United Kingdom)                                                            957,746
.........................................................................................................................
             2,600   Bausch & Lomb, Inc.                                                                         169,182
.........................................................................................................................
             1,300   Baxter International, Inc.                                                                   44,863
.........................................................................................................................
             3,000   Becton, Dickinson and Co.                                                                   155,400
.........................................................................................................................
             1,000   Biogen Idec, Inc. (NON)                                                                      63,250
.........................................................................................................................
             2,585   Boston Scientific Corp. (NON)                                                               110,638
.........................................................................................................................
             1,185   Bristol-Myers Squibb Co.                                                                     29,033
.........................................................................................................................
               800   C.R. Bard, Inc.                                                                              45,320
.........................................................................................................................
             8,300   C.V. Therapeutics (NON) (S)                                                                 139,108
.........................................................................................................................
             5,925   Cardinal Health, Inc.                                                                       415,046
.........................................................................................................................
             6,078   Caremark Rx, Inc. (NON)                                                                     200,209
.........................................................................................................................
             1,800   Celgene Corp. (NON)                                                                         103,068
.........................................................................................................................
               100   Cephalon, Inc. (NON)                                                                          5,400
.........................................................................................................................
             3,900   Cerner Corp. (NON) (S)                                                                      173,862
.........................................................................................................................
               400   Charles River Laboratories
                     International, Inc. (NON)                                                                    19,548
.........................................................................................................................
            10,686   CIGNA Corp.                                                                                 735,304
.........................................................................................................................
             8,200   Collagenex Pharmaceuticals, Inc. (NON)                                                       77,244
.........................................................................................................................
             9,200   Covance, Inc. (NON)                                                                         354,936
.........................................................................................................................
            10,992   Coventry Health Care, Inc. (NON)                                                            537,509
.........................................................................................................................
            10,900   Dade Behring Holdings, Inc. (NON)                                                           517,968
.........................................................................................................................
             3,555   DaVita, Inc. (NON)                                                                          109,601
.........................................................................................................................
             9,900   Dendreon Corp. (NON)                                                                        121,275
.........................................................................................................................
             5,000   Eli Lilly Co.                                                                               349,550
.........................................................................................................................
             1,670   Endo Pharmaceuticals Holdings, Inc. (NON)                                                    39,162
.........................................................................................................................
             8,362   Eon Labs, Inc. (NON)                                                                        342,257
.........................................................................................................................
            13,544   eResearch Technology, Inc. (NON)                                                            379,232
.........................................................................................................................
            12,800   Exact Sciences Corp. (NON)                                                                   78,720
.........................................................................................................................
            11,200   Exelixis, Inc. (NON) (S)                                                                    113,008
.........................................................................................................................
             1,500   Express Scripts, Inc. Class A (NON)                                                         118,845
.........................................................................................................................
            16,000   First Horizon Pharmaceutical Corp. (NON)                                                    302,400
.........................................................................................................................
             6,160   Forest Laboratories, Inc. (NON)                                                             348,841
.........................................................................................................................
               305   Gen-Probe, Inc. (NON)                                                                        14,433
.........................................................................................................................
             1,800   Genentech, Inc. (NON)                                                                       101,160
.........................................................................................................................
               147   Genesis HealthCare Corp. (NON)                                                                4,269
.........................................................................................................................
            10,860   Gentiva Health Services, Inc. (NON)                                                         176,584
.........................................................................................................................
               400   Genzyme Corp. (NON)                                                                          18,932
.........................................................................................................................
               695   Gilead Sciences, Inc. (NON)                                                                  46,565
.........................................................................................................................
            57,273   GlaxoSmithKline PLC (United Kingdom)                                                      1,159,065
.........................................................................................................................
             2,650   Guidant Corp.                                                                               148,082
.........................................................................................................................
            10,239   Haemonetics Corp. (NON)                                                                     303,586
.........................................................................................................................
             4,600   Henry Schein, Inc. (NON)                                                                    290,444
.........................................................................................................................
             2,289   Hospira, Inc. (NON)                                                                          63,176
.........................................................................................................................
             7,390   IDEXX Laboratories, Inc. (NON)                                                              465,127
.........................................................................................................................
             3,275   IMS Health, Inc.                                                                             76,766
.........................................................................................................................
               395   Invitrogen Corp. (NON)                                                                       28,436
.........................................................................................................................
            15,600   Isis Pharmaceuticals, Inc. (NON)                                                             89,544
.........................................................................................................................
            44,337   Johnson & Johnson                                                                         2,469,571
.........................................................................................................................
            23,465   King Pharmaceuticals, Inc. (NON)                                                            268,674
.........................................................................................................................
             7,400   Kos Pharmaceuticals, Inc. (NON) (S)                                                         243,978
.........................................................................................................................
               200   LifePoint Hospitals, Inc. (NON)                                                               7,444
.........................................................................................................................
               200   Lincare Holdings, Inc. (NON)                                                                  6,572
.........................................................................................................................
             8,994   Medco Health Solutions, Inc. (NON)                                                          337,275
.........................................................................................................................
             6,100   Medicines Co. (NON)                                                                         186,111
.........................................................................................................................
               400   Medicis Pharmaceutical Corp. Class A                                                         15,980
.........................................................................................................................
               100   Medivir AB Class B (Sweden) (NON)                                                             1,407
.........................................................................................................................
             9,545   Medtronic, Inc.                                                                             465,032
.........................................................................................................................
             8,250   Merck & Co., Inc.                                                                           391,875
.........................................................................................................................
             1,500   Neurocrine Biosciences, Inc. (NON)                                                           77,775
.........................................................................................................................
            21,561   Novartis AG (Switzerland)                                                                   951,322
.........................................................................................................................
             6,400   NPS Pharmaceuticals, Inc. (NON)                                                             134,400
.........................................................................................................................
             5,200   Onyx Pharmaceuticals, Inc. (NON)                                                            220,272
.........................................................................................................................
             3,000   Option Care, Inc.                                                                            45,780
.........................................................................................................................
             3,802   OSI Pharmaceuticals, Inc. (NON)                                                             267,813
.........................................................................................................................
            24,400   Owens & Minor, Inc.                                                                         631,960
.........................................................................................................................
             9,952   PacifiCare Health Systems, Inc. (NON)                                                       384,744
.........................................................................................................................
             4,400   Pall Corp.                                                                                  115,236
.........................................................................................................................
             2,800   Patterson Dental Co. (NON)                                                                  214,172
.........................................................................................................................
             3,800   Pediatrix Medical Group, Inc. (NON)                                                         265,430
.........................................................................................................................
           112,584   Pfizer, Inc.                                                                              3,859,380
.........................................................................................................................
             3,500   Quality Systems, Inc. (NON)                                                                 171,815
.........................................................................................................................
             9,800   Regeneron Pharmaceuticals, Inc. (NON)                                                       103,194
.........................................................................................................................
               200   Renal Care Group, Inc. (NON)                                                                  6,626
.........................................................................................................................
             7,200   Respironics, Inc. (NON)                                                                     423,000
.........................................................................................................................
             4,670   Roche Holding AG (Switzerland)                                                              462,450
.........................................................................................................................
             6,600   Sankyo Co., Ltd. (Japan)                                                                    143,057
.........................................................................................................................
             6,875   Sanofi-Synthelabo SA (France)                                                               435,771
.........................................................................................................................
             4,700   Schering AG (Germany)                                                                       277,324
.........................................................................................................................
            28,777   Select Medical Corp.                                                                        386,187
.........................................................................................................................
            69,244   Service Corp. International (NON)                                                           510,328
.........................................................................................................................
            19,210   Sierra Health Services, Inc. (NON) (S)                                                      858,687
.........................................................................................................................
               300   St. Jude Medical, Inc. (NON)                                                                 22,695
.........................................................................................................................
            16,400   Stewart Enterprises, Inc. Class A (NON)                                                     133,496
.........................................................................................................................
            11,500   Sybron Dental Specialties, Inc. (NON)                                                       343,275
.........................................................................................................................
             2,151   Synthes-Stratec, Inc. (Switzerland)                                                         245,213
.........................................................................................................................
            18,200   Takeda Chemical Industries, Ltd. (Japan)                                                    798,992
.........................................................................................................................
             6,200   Telik, Inc. (NON)                                                                           147,994
.........................................................................................................................
             4,300   Terumo Corp. (Japan)                                                                        107,786
.........................................................................................................................
               200   Triad Hospitals, Inc. (NON)                                                                   7,446
.........................................................................................................................
             7,500   Trimeris, Inc. (NON) (S)                                                                    108,225
.........................................................................................................................
            13,054   UnitedHealth Group, Inc.                                                                    812,612
.........................................................................................................................
             4,900   Valeant Pharmaceuticals International                                                        98,000
.........................................................................................................................
             4,200   Varian Medical Systems, Inc. (NON)                                                          333,270
.........................................................................................................................
               200   VCA Antech, Inc. (NON)                                                                        8,964
.........................................................................................................................
               415   Watson Pharmaceuticals, Inc. (NON)                                                           11,164
.........................................................................................................................
             7,000   WellChoice, Inc. (NON)                                                                      289,800
.........................................................................................................................
             1,430   WellPoint Health Networks, Inc. (NON)                                                       160,174
.........................................................................................................................
            13,975   Wyeth                                                                                       505,336
.........................................................................................................................
            13,800   Yamanouchi Pharmaceutical Co., Ltd.
                     (Japan)                                                                                     464,174
.........................................................................................................................
             2,700   Zimmer Holdings, Inc. (NON)                                                                 238,140
------------------------------------------------------------------------------------------------------------------------
                                                                                                              34,156,330
------------------------------------------------------------------------------------------------------------------------
Insurance (2.6%)
.........................................................................................................................
            25,260   ACE, Ltd. (Bermuda)                                                                       1,067,993
.........................................................................................................................
            19,423   Aegon NV (Netherlands)                                                                      234,174
.........................................................................................................................
             1,890   Allstate Corp.                                                                               87,980
.........................................................................................................................
             1,200   AMBAC Financial Group, Inc.                                                                  88,128
.........................................................................................................................
               600   American Financial Group, Inc.                                                               18,342
.........................................................................................................................
            23,088   American International Group, Inc.                                                        1,645,713
.........................................................................................................................
             6,550   AmerUs Group Co.                                                                            271,170
.........................................................................................................................
             4,300   AON Corp.                                                                                   122,421
.........................................................................................................................
            50,856   Aviva PLC (United Kingdom)                                                                  524,745
.........................................................................................................................
             5,000   Axis Capital Holdings, Ltd. (Bermuda)                                                       140,000
.........................................................................................................................
             5,200   Commerce Group, Inc.                                                                        256,724
.........................................................................................................................
             2,770   Everest Re Group, Ltd. (Barbados)                                                           222,597
.........................................................................................................................
             3,460   FBL Financial Group, Inc. Class A                                                            97,780
.........................................................................................................................
             1,700   Fidelity National Financial, Inc.                                                            63,478
.........................................................................................................................
             7,330   First American Corp.                                                                        189,774
.........................................................................................................................
            11,757   Fortis (Belgium) (NON)                                                                      259,467
.........................................................................................................................
            18,800   Fremont General Corp.                                                                       331,820
.........................................................................................................................
             4,400   HCC Insurance Holdings, Inc.                                                                147,004
.........................................................................................................................
            26,878   ING Groep NV (Netherlands)                                                                  634,376
.........................................................................................................................
             6,800   Landamerica Financial Group, Inc. (S)                                                       264,724
.........................................................................................................................
               400   Lincoln National Corp.                                                                       18,900
.........................................................................................................................
             2,845   MBIA, Inc.                                                                                  162,506
.........................................................................................................................
                34   Millea Holdings, Inc. (Japan)                                                               504,812
.........................................................................................................................
             7,750   Old Republic International Corp.                                                            183,830
.........................................................................................................................
             2,800   Progressive Corp. (The)                                                                     238,840
.........................................................................................................................
             5,767   PXRE Group, Ltd. (Bermuda)                                                                  145,732
.........................................................................................................................
            11,102   QBE Insurance Group, Ltd. (Australia)                                                        98,977
.........................................................................................................................
             4,195   Radian Group, Inc.                                                                          200,941
.........................................................................................................................
            73,996   Royal & Sun Alliance Insurance Group PLC
                     (United Kingdom)                                                                            110,702
.........................................................................................................................
            11,392   St. Paul Cos., Inc. (The)                                                                   461,832
.........................................................................................................................
               333   Stancorp Financial Group                                                                     22,311
.........................................................................................................................
             6,510   Stewart Information Services                                                                219,843
.........................................................................................................................
             3,242   Swiss Reinsurance Co. (Switzerland)                                                         210,619
.........................................................................................................................
             1,475   Topdanmark A/S (Denmark) (NON)                                                               87,164
.........................................................................................................................
             3,575   Torchmark Corp.                                                                             192,335
.........................................................................................................................
             1,800   United Fire & Casualty Co.                                                                  103,950
.........................................................................................................................
             3,760   W.R. Berkley Corp.                                                                          161,492
.........................................................................................................................
             1,900   Willis Group Holdings, Ltd. (Bermuda)                                                        71,155
.........................................................................................................................
             5,138   XL Capital, Ltd. Class A (Bermuda)                                                          387,713
.........................................................................................................................
            11,294   Zenith National Insurance Corp. (S)                                                         548,888
.........................................................................................................................
             2,634   Zurich Financial Services AG (Switzerland) (NON)                                            415,967
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,216,919
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.6%)
.........................................................................................................................
             1,200   Bear Stearns Co., Inc. (The)                                                                101,172
.........................................................................................................................
             3,686   Credit Suisse Group (Switzerland) (NON)                                                     130,991
.........................................................................................................................
             5,436   Credit Suisse Group ADR (Switzerland)                                                       194,663
.........................................................................................................................
             1,675   Deutsche Bank AG (Germany)                                                                  131,744
.........................................................................................................................
             2,100   Federated Investors, Inc.                                                                    63,714
.........................................................................................................................
             8,692   Morgan Stanley Dean Witter & Co.                                                            458,677
.........................................................................................................................
            25,000   Nomura Securities Co., Ltd. (Japan)                                                         370,039
.........................................................................................................................
            15,098   UBS AG (Switzerland)                                                                      1,064,046
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,515,046
------------------------------------------------------------------------------------------------------------------------
Other (0.1%)
.........................................................................................................................
             2,500   iShares Russell 2000 Value Index Fund                                                       430,750
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.7%)
.........................................................................................................................
             7,400   Annaly Mortgage Management, Inc. (R)                                                        125,504
.........................................................................................................................
             2,900   Anthracite Capital, Inc. (R)                                                                 34,742
.........................................................................................................................
             7,490   Anworth Mortgage Asset Corp. (R)                                                             88,981
.........................................................................................................................
             3,254   Bedford Property Investors (R)                                                               95,147
.........................................................................................................................
             1,935   Boston Properties, Inc. (R)                                                                  96,905
.........................................................................................................................
             1,850   Brandywine Realty Trust (R)                                                                  50,302
.........................................................................................................................
             5,600   Brookfield Homes Corp.                                                                      146,664
.........................................................................................................................
             3,082   Capital Automotive (R)                                                                       90,395
.........................................................................................................................
            35,000   Cheung Kong Holdings, Ltd. (Hong Kong)                                                      258,033
.........................................................................................................................
             2,253   Entertainment Properties Trust (R)                                                           80,522
.........................................................................................................................
             2,203   Equity Office Properties Trust (R)                                                           59,922
.........................................................................................................................
             3,190   Friedman, Billings, Ramsey Group, Inc.
                     Class A (R)                                                                                  63,130
.........................................................................................................................
             4,990   Glimcher Realty Trust (R)                                                                   110,379
.........................................................................................................................
             2,710   Health Care REIT, Inc. (R)                                                                   88,075
.........................................................................................................................
             5,422   IndyMac Bancorp, Inc. (R)                                                                   171,335
.........................................................................................................................
             5,945   Kilroy Realty Corp. (R)                                                                     202,725
.........................................................................................................................
             9,700   LTC Properties, Inc. (R)                                                                    161,020
.........................................................................................................................
             4,559   Mills Corp. (R)                                                                             212,905
.........................................................................................................................
             6,000   Mitsui Fudoscan Co., Ltd. (Japan)                                                            71,927
.........................................................................................................................
             3,800   National Health Investors, Inc. (R)                                                         103,322
.........................................................................................................................
             3,290   Nationwide Health Properties, Inc. (R)                                                       62,181
.........................................................................................................................
             2,800   Pan Pacific Retail Properties, Inc. (R)                                                     141,456
.........................................................................................................................
             2,382   Prentiss Properties Trust (R)                                                                79,845
.........................................................................................................................
             3,100   Senior Housing Properties Trust (R)                                                          52,049
.........................................................................................................................
             1,903   SL Green Realty Corp. (R) (S)                                                                89,060
.........................................................................................................................
            14,752   Trizec Properties, Inc. (R)                                                                 239,868
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,976,394
------------------------------------------------------------------------------------------------------------------------
Technology (9.6%)
.........................................................................................................................
            14,700   Accenture, Ltd. Class A (Bermuda) (NON)                                                     403,956
.........................................................................................................................
               300   Acxiom Corp.                                                                                  7,449
.........................................................................................................................
             8,935   Adobe Systems, Inc.                                                                         415,478
.........................................................................................................................
             1,800   Affiliated Computer Services, Inc. Class A (NON)                                             95,292
.........................................................................................................................
             1,700   Akamai Technologies, Inc. (NON)                                                              30,515
.........................................................................................................................
             5,000   ALPS Electric Co., Ltd. (Japan)                                                              71,121
.........................................................................................................................
             4,100   Altera Corp. (NON)                                                                           91,102
.........................................................................................................................
               400   Amphenol Corp. (NON)                                                                         13,328
.........................................................................................................................
             6,845   Analog Devices, Inc.                                                                        322,263
.........................................................................................................................
            16,840   Anixter International, Inc.                                                                 573,065
.........................................................................................................................
             1,300   Applied Materials, Inc. (NON)                                                                25,506
.........................................................................................................................
             8,305   Arrow Electronics, Inc. (NON)                                                               222,740
.........................................................................................................................
             8,500   Ask Jeeves, Inc. (NON)                                                                      331,755
.........................................................................................................................
             7,022   ASML Holding NV (Netherlands) (NON)                                                         118,833
.........................................................................................................................
            45,100   Aspect Communications Corp. (NON)                                                           640,420
.........................................................................................................................
            37,400   Aspen Technology, Inc. (NON) (S)                                                            271,524
.........................................................................................................................
             4,900   Autodesk, Inc.                                                                              209,769
.........................................................................................................................
             5,940   Automatic Data Processing, Inc.                                                             248,767
.........................................................................................................................
            26,200   Avaya, Inc. (NON)                                                                           413,698
.........................................................................................................................
             9,658   Avid Technology, Inc. (NON) (S)                                                             527,037
.........................................................................................................................
            17,410   Avnet, Inc. (NON)                                                                           395,207
.........................................................................................................................
             1,779   Barco NV (Belgium)                                                                          160,377
.........................................................................................................................
            12,250   Benchmark Electronics, Inc. (NON)                                                           356,475
.........................................................................................................................
             5,790   BMC Software, Inc. (NON)                                                                    107,115
.........................................................................................................................
               500   Broadcom Corp. Class A (NON)                                                                 23,385
.........................................................................................................................
             9,600   C-COR.net Corp. (NON)                                                                        98,784
.........................................................................................................................
            10,600   Carreker Corp. (NON)                                                                        106,212
.........................................................................................................................
             8,600   Catapult Communications Corp. (NON)                                                         197,800
.........................................................................................................................
             6,272   Celestica, Inc. (Canada) (NON)                                                              125,126
.........................................................................................................................
             4,570   Checkfree Corp. (NON)                                                                       137,100
.........................................................................................................................
            61,568   Cirrus Logic, Inc. (NON)                                                                    370,024
.........................................................................................................................
            85,110   Cisco Systems, Inc. (NON)                                                                 2,017,107
.........................................................................................................................
             2,000   Cognizant Technology Solutions Corp. (NON)                                                   50,820
.........................................................................................................................
            14,423   Coinstar, Inc. (NON) (S)                                                                    316,873
.........................................................................................................................
             8,000   Compal Electronics, Inc. (Taiwan)                                                             8,690
.........................................................................................................................
             2,405   Computer Associates International, Inc. (S)                                                  67,484
.........................................................................................................................
               640   Computer Sciences Corp. (NON)                                                                29,715
.........................................................................................................................
             1,000   Compuware Corp. (NON)                                                                         6,600
.........................................................................................................................
            11,227   Convergys Corp.                                                                             172,896
.........................................................................................................................
             7,600   CTS Corp.                                                                                    91,656
.........................................................................................................................
            13,300   Cypress Semiconductor Corp. (NON)                                                           188,727
.........................................................................................................................
            25,910   Dell, Inc. (NON)                                                                            928,096
.........................................................................................................................
             9,700   Diodes, Inc. (NON)                                                                          229,793
.........................................................................................................................
             3,750   Elcoteq Network Corp. Class A (Finland)                                                      73,042
.........................................................................................................................
             1,400   Electronic Data Systems Corp.                                                                26,810
.........................................................................................................................
             7,242   EMC Corp. (NON)                                                                              82,559
.........................................................................................................................
               300   Fair, Isaac and Co., Inc.                                                                    10,014
.........................................................................................................................
             2,000   Fairchild Semiconductor Corp. Class A (NON)                                                  32,740
.........................................................................................................................
            11,800   FileNET Corp. (NON)                                                                         372,526
.........................................................................................................................
             3,600   First Data Corp.                                                                            160,272
.........................................................................................................................
             7,885   Fiserv, Inc. (NON)                                                                          306,648
.........................................................................................................................
             1,000   FUNAI Electric Co., Ltd. (Japan)                                                            150,674
.........................................................................................................................
             7,985   Harris Corp.                                                                                405,239
.........................................................................................................................
            90,517   Hewlett-Packard Co.                                                                       1,909,909
.........................................................................................................................
             1,300   Hirose Electric Co., Ltd. (Japan)                                                           142,856
.........................................................................................................................
            35,000   Hitachi, Ltd. (Japan)                                                                       240,904
.........................................................................................................................
             1,200   Hoya Corp. (Japan)                                                                          125,598
.........................................................................................................................
             4,330   Hutchinson Technology, Inc. (NON) (S)                                                       106,475
.........................................................................................................................
               200   Hyperion Solutions Corp. (NON)                                                                8,744
.........................................................................................................................
            11,050   IBM Corp.                                                                                   974,058
.........................................................................................................................
             4,700   Imagistics International, Inc. (NON)                                                        166,380
.........................................................................................................................
             5,000   Infospace, Inc. (NON)                                                                       190,200
.........................................................................................................................
            74,883   Intel Corp. (SEG)                                                                         2,066,771
.........................................................................................................................
             3,500   Inter-Tel, Inc.                                                                              87,395
.........................................................................................................................
             6,535   Jabil Circuit, Inc. (NON)                                                                   164,551
.........................................................................................................................
             1,600   Juniper Networks, Inc. (NON)                                                                 39,312
.........................................................................................................................
               300   KLA-Tencor Corp. (NON)                                                                       14,814
.........................................................................................................................
            18,400   Komag, Inc. (NON) (S)                                                                       257,048
.........................................................................................................................
            21,746   Koninklijke (Royal) Philips Electronics
                     NV (Netherlands)                                                                            585,475
.........................................................................................................................
             3,000   Kyocera Corp. (Japan)                                                                       254,605
.........................................................................................................................
             3,640   Lam Research Corp. (NON)                                                                     97,552
.........................................................................................................................
             6,070   Lexmark International, Inc. (NON)                                                           585,937
.........................................................................................................................
             5,265   Linear Technology Corp.                                                                     207,810
.........................................................................................................................
            13,000   LSI Logic Corp. (NON)                                                                        99,060
.........................................................................................................................
             2,026   Maxim Integrated Products, Inc.                                                             106,203
.........................................................................................................................
             9,400   Metrologic Instruments, Inc. (NON)                                                          187,436
.........................................................................................................................
               390   Microchip Technology, Inc.                                                                   12,301
.........................................................................................................................
            20,100   Micron Technology, Inc. (NON)                                                               307,731
.........................................................................................................................
            29,700   Microsemi Corp. (NON)                                                                       422,037
.........................................................................................................................
           133,421   Microsoft Corp. (SEG)                                                                     3,810,504
.........................................................................................................................
            23,000   Mitsubishi Electric Corp. (Japan)                                                           112,987
.........................................................................................................................
            12,100   Mobius Management Systems, Inc. (NON)                                                        74,173
.........................................................................................................................
            45,610   Motorola, Inc.                                                                              832,383
.........................................................................................................................
            16,070   MTS Systems Corp.                                                                           376,842
.........................................................................................................................
             5,800   Murata Manufacturing Co., Ltd. (Japan)                                                      330,639
.........................................................................................................................
             4,870   National Semiconductor Corp. (NON)                                                          107,091
.........................................................................................................................
             7,400   NCR Corp. (NON)                                                                             366,966
.........................................................................................................................
            33,348   Nokia OYJ (Finland)                                                                         481,174
.........................................................................................................................
            14,722   Nortel Networks Corp. (Canada) (NON)                                                         73,467
.........................................................................................................................
               700   Obic Co., Ltd. (Japan)                                                                      149,161
.........................................................................................................................
             6,000   Olympus Corp. (Japan)                                                                       113,280
.........................................................................................................................
            11,800   Omron Corp. (Japan)                                                                         276,317
.........................................................................................................................
            43,825   Oracle Corp. (NON)                                                                          522,832
.........................................................................................................................
             6,300   Park Electrochemical Corp.                                                                  159,075
.........................................................................................................................
             1,185   PerkinElmer, Inc.                                                                            23,747
.........................................................................................................................
            13,550   Perlos OYJ (Finland)                                                                        141,111
.........................................................................................................................
            13,900   Pixelworks, Inc. (NON)                                                                      212,948
.........................................................................................................................
             5,477   Planar Systems, Inc. (NON)                                                                   73,337
.........................................................................................................................
               200   Plantronics, Inc. (NON)                                                                       8,420
.........................................................................................................................
            18,300   PLX Technology, Inc. (NON)                                                                  315,858
.........................................................................................................................
            16,800   Pomeroy Computer Resources, Inc.                                                            200,256
.........................................................................................................................
            30,600   PTEK Holdings, Inc. (NON)                                                                   352,818
.........................................................................................................................
            13,100   QAD, Inc.                                                                                   138,991
.........................................................................................................................
            17,725   Qualcomm, Inc.                                                                            1,293,571
.........................................................................................................................
            31,361   RF Micro Devices, Inc. (NON) (S)                                                            235,208
.........................................................................................................................
            14,100   Rofin-Sinar Technologies, Inc. (NON)                                                        357,999
.........................................................................................................................
             1,700   Rohm Co., Ltd. (Japan)                                                                      203,483
.........................................................................................................................
            24,400   RSA Security, Inc. (NON)                                                                    499,468
.........................................................................................................................
            12,040   S1 Corp. (NON)                                                                              119,678
.........................................................................................................................
            12,940   SanDisk Corp. (NON)                                                                         280,669
.........................................................................................................................
             7,300   Sanmina Corp. (NON)                                                                          66,430
.........................................................................................................................
             2,800   SAP AG (Germany)                                                                            466,688
.........................................................................................................................
               860   Scientific-Atlanta, Inc.                                                                     29,670
.........................................................................................................................
             6,100   Siebel Systems, Inc. (NON)                                                                   65,148
.........................................................................................................................
            16,400   Skyworks Solutions, Inc. (NON)                                                              143,172
.........................................................................................................................
            10,900   SS&C Technologies, Inc.                                                                     203,830
.........................................................................................................................
            12,900   Standard Microsystems Corp. (NON)                                                           300,828
.........................................................................................................................
            16,440   Storage Technology Corp. (NON)                                                              476,760
.........................................................................................................................
            21,900   Sun Microsystems, Inc. (NON)                                                                 95,046
.........................................................................................................................
            14,175   Symantec Corp. (NON)                                                                        620,582
.........................................................................................................................
            18,259   Taiwan Semiconductor
                     Manufacturing Co., Ltd. (Taiwan)                                                             26,302
.........................................................................................................................
            13,400   Tandberg ASA (Norway)                                                                       141,626
.........................................................................................................................
           180,228   Telefonaktiebolaget LM Ericsson AB
                     Class B (Sweden) (NON)                                                                      531,223
.........................................................................................................................
            21,840   Texas Instruments, Inc.                                                                     528,091
.........................................................................................................................
            11,707   Thomson Multimedia SA (France)                                                              230,875
.........................................................................................................................
             2,000   Tokyo Electron, Ltd. (Japan)                                                                112,180
.........................................................................................................................
            16,300   Transaction Systems Architects, Inc. (NON)                                                  350,939
.........................................................................................................................
             8,230   United Online, Inc. (NON)                                                                   144,930
.........................................................................................................................
             7,310   Unova, Inc. (NON)                                                                           148,028
.........................................................................................................................
             1,485   Veritas Software Corp. (NON)                                                                 41,135
.........................................................................................................................
             6,100   Viasat, Inc. (NON) (S)                                                                      152,195
.........................................................................................................................
             8,500   Vishay Intertechnology, Inc. (NON)                                                          157,930
.........................................................................................................................
               700   W.W. Grainger, Inc.                                                                          40,250
.........................................................................................................................
            18,528   WebEx Communications, Inc. (NON) (S)                                                        403,169
.........................................................................................................................
            49,985   Xerox Corp. (NON)                                                                           724,783
.........................................................................................................................
             5,100   Xilinx, Inc.                                                                                169,881
.........................................................................................................................
                 6   Yahoo Japan Corp. (Japan) (NON)                                                              58,290
.........................................................................................................................
               400   Zebra Technology Corp. (NON)                                                                 34,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              40,910,600
------------------------------------------------------------------------------------------------------------------------
Transportation (1.1%)
.........................................................................................................................
            18,300   America West Holdings Corp. (NON) (S)                                                       166,164
.........................................................................................................................
            37,051   British Airways PLC (United Kingdom) (NON)                                                  185,104
.........................................................................................................................
             2,815   Burlington Northern Santa Fe Corp.                                                           98,722
.........................................................................................................................
             5,961   Canadian National Railway Co.
                     (Toronto Exchange) (Canada)                                                                 259,840
.........................................................................................................................
             1,200   CNF Transportation, Inc.                                                                     49,872
.........................................................................................................................
            11,000   Deutsche Lufthansa AG (Germany) (NON)                                                       150,019
.........................................................................................................................
                31   East Japan Railway Co. (Japan)                                                              173,880
.........................................................................................................................
            34,350   ExpressJet Holdings, Inc. (NON)                                                             417,009
.........................................................................................................................
             7,100   General Maritime Corp. (NON)                                                                194,824
.........................................................................................................................
             4,760   Golar LNG, Ltd. (Norway) (NON)                                                               73,489
.........................................................................................................................
             3,100   J. B. Hunt Transport Services, Inc.                                                         119,598
.........................................................................................................................
            14,000   Kawasaki Kisen Kaisha, Ltd. (Japan)                                                          70,699
.........................................................................................................................
            41,000   Mitsui O.S.K Lines, Ltd. (Japan)                                                            215,691
.........................................................................................................................
            36,000   Nippon Express Co., Ltd. (Japan)                                                            211,163
.........................................................................................................................
            32,488   Qantas Airways, Ltd. (Australia)                                                             79,650
.........................................................................................................................
             1,300   Ryder System, Inc.                                                                           52,091
.........................................................................................................................
            11,900   SCS Transportation, Inc. (NON)                                                              314,041
.........................................................................................................................
            11,000   Singapore Airlines, Ltd. (Singapore)                                                         71,528
.........................................................................................................................
             7,467   Southwest Airlines Co.                                                                      125,222
.........................................................................................................................
             5,269   TPG NV (Netherlands)                                                                        120,385
.........................................................................................................................
            16,690   Union Pacific Corp.                                                                         992,221
.........................................................................................................................
             5,785   United Parcel Service, Inc. Class B                                                         434,858
.........................................................................................................................
               200   Yellow Roadway Corp. (NON)                                                                    7,972
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,584,042
------------------------------------------------------------------------------------------------------------------------
Utilities & Power (1.6%)
.........................................................................................................................
             3,100   AGL Resources, Inc.                                                                          90,055
.........................................................................................................................
             4,000   Cleco Corp. (S)                                                                              71,920
.........................................................................................................................
             2,489   Dominion Resources, Inc.                                                                    157,006
.........................................................................................................................
             4,850   DPL, Inc.                                                                                    94,187
.........................................................................................................................
            10,100   E.On AG (Germany)                                                                           727,429
.........................................................................................................................
            22,755   Edison International                                                                        581,845
.........................................................................................................................
             1,241   Electrabel SA (Belgium)                                                                     397,832
.........................................................................................................................
            70,037   Electricidade de Portugal SA (Portugal)                                                     195,976
.........................................................................................................................
             9,700   Energen Corp.                                                                               465,503
.........................................................................................................................
             6,976   Entergy Corp.                                                                               390,726
.........................................................................................................................
            15,030   Exelon Corp.                                                                                500,349
.........................................................................................................................
            27,344   Iberdrola SA (Spain)                                                                        577,177
.........................................................................................................................
             8,600   ONEOK, Inc. (S)                                                                             189,114
.........................................................................................................................
            19,943   PG&E Corp. (NON)                                                                            557,207
.........................................................................................................................
             5,100   PNM Resources, Inc.                                                                         105,927
.........................................................................................................................
             3,334   Progress Energy, Inc.                                                                       146,863
.........................................................................................................................
            18,000   Reliant Resources, Inc. (NON) (S)                                                           194,940
.........................................................................................................................
             3,000   RWE AG (Germany)                                                                            141,247
.........................................................................................................................
            22,653   Scottish Power PLC (United Kingdom)                                                         163,802
.........................................................................................................................
             5,703   Severn Trent PLC (United Kingdom)                                                            82,321
.........................................................................................................................
            31,908   Terna SPA 144A (Italy) (NON)                                                                 69,331
.........................................................................................................................
             3,000   Tokyo Electric Power Co. (Japan)                                                             68,051
.........................................................................................................................
           103,000   Tokyo Gas Co., Ltd. (Japan)                                                                 365,329
.........................................................................................................................
             3,700   UGI Corp.                                                                                   118,770
.........................................................................................................................
             8,326   Veolia Environnement (France)                                                               234,901
.........................................................................................................................
             3,700   Wisconsin Energy Corp.                                                                      120,657
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,808,465
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $227,488,800)                                                                    $262,449,825
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE OBLIGATIONS (14.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     Federal National Mortgage Association
                     Pass-Through Certificates
.........................................................................................................................
           $56,395   7 1/2s, July 1, 2007                                                                        $59,067
.........................................................................................................................
            66,473   7s, with due dates from July 1, 2025 to
                     November 1, 2033                                                                             70,223
.........................................................................................................................
        21,090,110   6 1/2s, with due dates from
                     October 1, 2024 to May 1, 2034                                                           21,981,878
.........................................................................................................................
         2,500,000   6 1/2s, TBA, July 1, 2033                                                                 2,602,345
.........................................................................................................................
           486,333   6s, March 1, 2034                                                                           497,099
.........................................................................................................................
         2,000,000   6s, TBA, July 1, 2034                                                                     2,041,250
.........................................................................................................................
           500,000   5 1/2s, TBA, July 1, 2033                                                                   497,500
.........................................................................................................................
           356,421   5s, April 1, 2019                                                                           357,633
.........................................................................................................................
         5,000,000   5s, TBA, July 1, 2033                                                                     4,828,125
.........................................................................................................................
         4,000,000   5s, TBA, June 1, 2019                                                                     4,003,752
.........................................................................................................................
         6,147,590   4 1/2s, with due dates from
                     August 1, 2033 to June 1, 2034                                                            5,757,798
.........................................................................................................................
         9,000,000   4 1/2s, TBA, July 1, 2034                                                                 8,415,000
.........................................................................................................................
         5,000,000   4 1/2s, TBA, July 15, 2019                                                                4,884,375
.........................................................................................................................
         1,978,700   4s, with due dates from May 1, 2019 to
                     June 1, 2019                                                                              1,887,840
.........................................................................................................................
         2,000,000   4s, TBA, July 1, 2019                                                                     1,904,376
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government Agency
                     Mortgage Obligations
                     (cost $59,183,932)                                                                      $59,788,261
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (0.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $1,118,000   Fannie Mae 7 1/4s, January 15, 2010                                                      $1,272,737
.........................................................................................................................
           440,000   Tennessee Valley Authority 6 3/4s,
                     November 1, 2025                                                                            488,761
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government Agency
                     Obligations (cost $1,825,463)                                                            $1,761,498
------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (0.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
           $20,000   U.S. Treasury Bonds 4 1/4s,
                     November 15, 2013                                                                           $19,466
.........................................................................................................................
         1,744,000   U.S. Treasury Notes 3 1/4s,
                     August 15, 2008                                                                           1,722,404
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Treasury Obligations
                     (cost $1,782,210)                                                                        $1,741,870
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (10.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Basic Materials (0.8%)
.........................................................................................................................
            $6,000   Abitibi-Consolidated Finance LP company
                     guaranty 7 7/8s, 2009                                                                        $6,120
.........................................................................................................................
            70,000   Abitibi-Consolidated, Inc. bonds 8.55s,
                     2010 (Canada)                                                                                73,810
.........................................................................................................................
            25,000   Acetex Corp. sr. notes 10 7/8s, 2009
                     (Canada)                                                                                     27,313
.........................................................................................................................
            90,000   AK Steel Corp. company guaranty
                     7 7/8s, 2009                                                                                 84,150
.........................................................................................................................
           125,000   Alcoa, Inc. notes 6 1/2s, 2011                                                              136,272
.........................................................................................................................
            25,000   Avery Dennison Corp. notes 4 7/8s, 2013                                                      24,479
.........................................................................................................................
           165,000   Chevron Phillips Chemical Co., LLC
                     notes 5 3/8s, 2007                                                                          171,705
.........................................................................................................................
            85,000   Compass Minerals Group, Inc. company
                     guaranty 10s, 2011                                                                           94,563
.........................................................................................................................
            75,000   Dow Chemical Co. (The) debs.
                     8.55s, 2009                                                                                  87,528
.........................................................................................................................
            25,000   Dow Chemical Co. (The) notes
                     5 3/4s, 2009                                                                                 26,096
.........................................................................................................................
            55,000   Dow Chemical Co. (The) Pass-Through
                     Trust 144A company guaranty
                     4.027s, 2009                                                                                 52,003
.........................................................................................................................
            35,000   Eastman Chemical Co. notes 3 1/4s, 2008                                                      33,536
.........................................................................................................................
           177,000   Equistar Chemicals LP/Equistar Funding
                     Corp. company guaranty 10 1/8s, 2008                                                        194,700
.........................................................................................................................
            55,000   Falconbridge, Ltd. bonds 5 3/8s,
                     2015 (Canada)                                                                                48,003
.........................................................................................................................
           105,000   Georgia-Pacific Corp. bonds 7 3/4s, 2029                                                    100,800
.........................................................................................................................
           125,000   Georgia-Pacific Corp. company guaranty
                     8 7/8s, 2010                                                                                141,563
.........................................................................................................................
            35,000   Georgia-Pacific Corp. sr. notes 8s, 2014                                                     37,888
.........................................................................................................................
           115,000   Hercules, Inc. company guaranty
                     11 1/8s, 2007                                                                               134,550
.........................................................................................................................
           120,000   Huntsman ICI Chemicals, Inc. company
                     guaranty 10 1/8s, 2009                                                                      121,800
.........................................................................................................................
            70,000   Huntsman, LLC company guaranty
                     11 5/8s, 2010                                                                                77,350
.........................................................................................................................
            20,000   ICI Wilmington, Inc. company guaranty
                     5 5/8s, 2013                                                                                 19,550
.........................................................................................................................
            50,000   ICI Wilmington, Inc. company guaranty
                     4 3/8s, 2008                                                                                 49,168
.........................................................................................................................
            65,000   IMC Global, Inc. company guaranty
                     Ser. B, 10 7/8s, 2008                                                                        75,563
.........................................................................................................................
           203,000   ISP Chemco, Inc. company guaranty
                     Ser. B, 10 1/4s, 2011                                                                       224,315
.........................................................................................................................
           240,000   Lyondell Chemical Co. notes Ser. A,
                     9 5/8s, 2007                                                                                250,800
.........................................................................................................................
           115,000   MDP Acquisitions PLC sr. notes 9 5/8s,
                     2012 (Ireland)                                                                              125,925
.........................................................................................................................
           185,000   Millennium America, Inc. company
                     guaranty 7s, 2006                                                                           190,088
.........................................................................................................................
            40,000   Monsanto Co. sr. notes 7 3/8s, 2012                                                          45,213
.........................................................................................................................
            55,000   Norske Skog Canada, Ltd. company
                     guaranty Ser. D, 8 5/8s, 2011 (Canada)                                                       58,300
.........................................................................................................................
            80,000   PCI Chemicals Canada sec. sr. notes 10s,
                     2008 (Canada)                                                                                76,000
.........................................................................................................................
            60,000   Potlatch Corp. company guaranty
                     10s, 2011                                                                                    66,600
.........................................................................................................................
            20,000   Praxair, Inc. notes 6 3/8s, 2012                                                             21,749
.........................................................................................................................
            45,000   Smurfit Capital Funding PLC notes 6 3/4s,
                     2005 (Ireland)                                                                               46,125
.........................................................................................................................
            65,000   Steel Dynamics, Inc. company guaranty
                     9 1/2s, 2009                                                                                 71,825
.........................................................................................................................
           145,000   Stone Container Corp. sr. notes
                     9 3/4s, 2011                                                                                159,500
.........................................................................................................................
            55,000   Ucar Finance, Inc. company guaranty
                     10 1/4s, 2012                                                                                61,188
.........................................................................................................................
            25,000   United States Steel Corp. sr. notes
                     9 3/4s, 2010                                                                                 27,688
.........................................................................................................................
            35,000   Weyerhaeuser Co. notes 6 3/4s, 2012                                                          37,903
.........................................................................................................................
            15,000   WMC Finance USA company guaranty
                     6 1/4s, 2033 (Australia)                                                                     14,392
.........................................................................................................................
            25,000   WMC Finance USA company guaranty
                     5 1/8s, 2013 (Australia)                                                                     24,014
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,320,135
------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.7%)
.........................................................................................................................
            45,000   AEP Industries, Inc. sr. sub. notes
                     9 7/8s, 2007                                                                                 46,238
.........................................................................................................................
            60,000   AGCO Corp. company guaranty
                     9 1/2s, 2008                                                                                 65,100
.........................................................................................................................
           165,000   Allied Waste North America, Inc.
                     company guaranty Ser. B, 8 1/2s, 2008                                                       180,469
.........................................................................................................................
            75,000   Allied Waste North America, Inc. sr. notes
                     7 7/8s, 2013                                                                                 78,375
.........................................................................................................................
            30,000   BAE Systems Holdings, Inc. 144A notes
                     6.4s, 2011                                                                                   31,936
.........................................................................................................................
           125,000   BE Aerospace, Inc. sr. sub. notes Ser. B,
                     8s, 2008                                                                                    116,250
.........................................................................................................................
           120,000   Blount, Inc. company guaranty 13s, 2009                                                     128,550
.........................................................................................................................
             5,000   Blount, Inc. company guaranty 7s, 2005                                                        5,100
.........................................................................................................................
            10,000   Boeing Capital Corp. sr. notes 7 3/8s, 2010                                                  11,307
.........................................................................................................................
            35,000   Boeing Co. (The) debs. 6 7/8s, 2043                                                          35,528
.........................................................................................................................
           130,000   Browning-Ferris Industries, Inc. debs.
                     7.4s, 2035                                                                                  116,025
.........................................................................................................................
            10,000   Bunge, Ltd. Finance Corp. company
                     guaranty 7.8s, 2012                                                                          11,389
.........................................................................................................................
            40,000   Bunge, Ltd. Finance Corp. company
                     guaranty 4 3/8s, 2008                                                                        39,418
.........................................................................................................................
            20,000   Bunge, Ltd. Finance Corp. notes
                     5 7/8s, 2013                                                                                 20,081
.........................................................................................................................
            95,000   Crown Holdings SA notes 10 7/8s,
                     2013 (France)                                                                               108,300
.........................................................................................................................
           140,000   Crown Holdings SA notes 9 1/2s,
                     2011 (France)                                                                               152,600
.........................................................................................................................
            35,000   Earle M. Jorgensen Co. sec. notes
                     9 3/4s, 2012                                                                                 38,325
.........................................................................................................................
            80,000   FIMEP SA sr. notes 10 1/2s, 2013 (France)                                                    91,200
.........................................................................................................................
            59,000   Flowserve Corp. company guaranty
                     12 1/4s, 2010                                                                                66,818
.........................................................................................................................
            75,000   Kennametal, Inc. sr. notes 7.2s, 2012                                                        79,321
.........................................................................................................................
           116,000   L-3 Communications Corp. company
                     guaranty 7 5/8s, 2012                                                                       122,380
.........................................................................................................................
            10,000   Legrand SA debs. 8 1/2s, 2025 (France)                                                       10,300
.........................................................................................................................
            90,000   Litton Industries, Inc. sr. notes 8s, 2009                                                  103,327
.........................................................................................................................
            60,000   Lockheed Martin Corp. bonds
                     8 1/2s, 2029                                                                                 75,262
.........................................................................................................................
            65,000   Manitowoc Co., Inc. (The) company
                     guaranty 10 1/2s, 2012                                                                       74,100
.........................................................................................................................
           356,000   Owens-Brockway Glass company guaranty
                     8 7/8s, 2009                                                                                384,480
.........................................................................................................................
            15,000   Owens-Brockway Glass sr. sec. notes
                     8 3/4s, 2012                                                                                 16,275
.........................................................................................................................
            20,000   Raytheon Co. bonds 5 3/8s, 2013                                                              19,944
.........................................................................................................................
            30,000   Raytheon Co. debs. 7s, 2028                                                                  31,970
.........................................................................................................................
            50,000   Raytheon Co. notes 8.3s, 2010                                                                58,650
.........................................................................................................................
           105,000   Raytheon Co. notes 6 3/4s, 2007                                                             113,716
.........................................................................................................................
            40,000   Raytheon Co. notes 4.85s, 2011                                                               39,611
.........................................................................................................................
            35,000   Sealed Air Corp. 144A bonds
                     6 7/8s, 2033                                                                                 35,330
.........................................................................................................................
            45,000   Sealed Air Corp. 144A notes 5 5/8s, 2013                                                     44,452
.........................................................................................................................
           150,000   Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                                  158,250
.........................................................................................................................
           115,000   Siebe PLC 144A notes 7 1/8s, 2007
                     (United Kingdom)                                                                            113,850
.........................................................................................................................
            70,000   Tekni-Plex, Inc. company guaranty Ser. B,
                     12 3/4s, 2010                                                                                67,200
.........................................................................................................................
            50,000   Trimas Corp. company guaranty
                     9 7/8s, 2012                                                                                 53,000
.........................................................................................................................
            60,000   Waste Management, Inc. sr. notes
                     7 3/8s, 2010                                                                                 67,412
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,011,839
------------------------------------------------------------------------------------------------------------------------
Communication Services (0.9%)
.........................................................................................................................
            22,000   Alamosa Delaware, Inc. company guaranty
                     11s, 2010                                                                                    24,090
.........................................................................................................................
             7,000   Alamosa Delaware, Inc. company
                     guaranty stepped-coupon zero %
                     (12s, 7/31/05), 2009 (STP)                                                                    6,755
.........................................................................................................................
           100,000   American Cellular Corp. sr. notes Ser. B,
                     10s, 2011                                                                                    86,250
.........................................................................................................................
           115,000   American Tower Corp. sr. notes
                     9 3/8s, 2009                                                                                122,763
.........................................................................................................................
            95,000   Ameritech Capital Funding company
                     guaranty 6 1/4s, 2009                                                                       101,165
.........................................................................................................................
           105,000   AT&T Corp. sr. notes 8.05s, 2011                                                            107,806
.........................................................................................................................
            40,000   AT&T Wireless Services, Inc. sr. notes
                     8 3/4s, 2031                                                                                 48,767
.........................................................................................................................
           130,000   AT&T Wireless Services, Inc. sr. notes
                     7 7/8s, 2011                                                                                147,870
.........................................................................................................................
           140,000   Bell Atlantic Financial Services notes
                     Ser. A, 7.6s, 2007                                                                          154,267
.........................................................................................................................
            60,000   Bellsouth Capital Funding notes
                     7 3/4s, 2010                                                                                 68,542
.........................................................................................................................
           150,000   British Telecommunications PLC notes
                     8 3/8s, 2010 (United Kingdom)                                                               174,752
.........................................................................................................................
            70,000   Centennial Cellular Operating Co.
                     company guaranty 10 1/8s, 2013                                                               72,275
.........................................................................................................................
            45,000   Centennial Cellular Operating Co., LLC
                     sr. sub. notes 10 3/4s, 2008                                                                 46,575
.........................................................................................................................
           110,000   Cincinnati Bell, Inc. company guaranty
                     7 1/4s, 2013                                                                                102,850
.........................................................................................................................
            70,000   Cingular Wireless, LLC sr. notes
                     5 5/8s, 2006                                                                                 73,180
.........................................................................................................................
           100,000   Crown Castle International Corp.
                     sr. notes 9 3/8s, 2011                                                                      110,000
.........................................................................................................................
            80,000   Deutsche Telekom International Finance
                     BV bonds 8 1/2s, 2010 (Netherlands)                                                          93,485
.........................................................................................................................
           110,000   Deutsche Telekom International Finance
                     BV company guaranty 8 3/4s, 2030
                     (Netherlands)                                                                               134,596
.........................................................................................................................
            85,000   Dobson Communications Corp.
                     sr. notes 10 7/8s, 2010                                                                      73,525
.........................................................................................................................
            85,000   Eircom Funding notes 8 1/4s,
                     2013 (Ireland)                                                                               88,400
.........................................................................................................................
            10,000   France Telecom notes 9 1/2s,
                     2031 (France)                                                                                12,550
.........................................................................................................................
           180,000   France Telecom notes 7 3/4s,
                     2011 (France)                                                                               208,588
.........................................................................................................................
            45,000   Koninklijke (Royal) KPN NV sr. unsub.
                     notes 8 3/8s, 2030 (Netherlands)                                                             54,671
.........................................................................................................................
            45,000   Koninklijke (Royal) KPN NV sr. unsub.
                     notes 8s, 2010 (Netherlands)                                                                 52,104
.........................................................................................................................
            85,000   New England Telephone & Telegraph Co.
                     debs. 7 7/8s, 2029                                                                           96,933
.........................................................................................................................
           165,000   Nextel Communications, Inc. sr. notes
                     5.95s, 2014                                                                                 151,800
.........................................................................................................................
            96,000   Nextel Partners, Inc. sr. notes
                     12 1/2s, 2009                                                                               112,080
.........................................................................................................................
            55,000   PanAmSat Corp. company guaranty
                     8 1/2s, 2012                                                                                 62,425
.........................................................................................................................
           230,000   Qwest Corp. 144A notes 9 1/8s, 2012                                                         248,400
.........................................................................................................................
            85,000   Sprint Capital Corp. company guaranty
                     7 5/8s, 2011                                                                                 93,967
.........................................................................................................................
           115,000   Sprint Capital Corp. company guaranty
                     6 7/8s, 2028                                                                                110,543
.........................................................................................................................
            35,000   Sprint Capital Corp. company guaranty
                     6 1/8s, 2008                                                                                 36,789
.........................................................................................................................
            10,000   Sprint Capital Corp. notes 8 3/8s, 2012                                                      11,493
.........................................................................................................................
            85,000   Telecom Italia Capital 144A company
                     guaranty 6 3/8s, 2033 (Luxembourg)                                                           82,055
.........................................................................................................................
            50,000   Telecom Italia Capital 144A company
                     guaranty 5 1/4s, 2013 (Luxembourg)                                                           48,395
.........................................................................................................................
            70,000   Telecom Italia Capital 144A company
                     guaranty 4s, 2008 (Luxembourg)                                                               68,764
.........................................................................................................................
            90,000   Telefonica Europe BV company guaranty
                     7 3/4s, 2010 (Netherlands)                                                                  102,938
.........................................................................................................................
           100,000   Triton PCS, Inc. company guaranty
                     9 3/8s, 2011                                                                                 85,750
.........................................................................................................................
            35,000   United States Cellular Corp. notes
                     6.7s, 2033                                                                                   33,098
.........................................................................................................................
            45,000   Verizon New England, Inc. sr. notes
                     6 1/2s, 2011                                                                                 47,949
.........................................................................................................................
            90,000   Verizon Pennsylvania, Inc. debs.
                     8.35s, 2030                                                                                 108,098
.........................................................................................................................
            70,000   Vodafone Group PLC notes 7 7/8s, 2030
                     (United Kingdom)                                                                             83,272
.........................................................................................................................
            10,000   Vodafone Group PLC notes 7 3/4s, 2010
                     (United Kingdom)                                                                             11,466
.........................................................................................................................
           115,000   Western Wireless Corp. sr. notes
                     9 1/4s, 2013                                                                                118,450
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,880,491
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.1%)
.........................................................................................................................
            85,000   Textron Financial Corp. notes 6s, 2009                                                       91,511
.........................................................................................................................
            80,000   Tyco International Group SA company
                     guaranty 7s, 2028 (Luxembourg)                                                               84,920
.........................................................................................................................
           280,000   Tyco International Group SA company
                     guaranty 6 3/4s, 2011 (Luxembourg)                                                          304,243
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 480,674
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (1.6%)
.........................................................................................................................
            20,000   Ameristar Casinos, Inc. company guaranty
                     10 3/4s, 2009                                                                                22,800
.........................................................................................................................
            92,000   Autonation, Inc. company guaranty
                     9s, 2008                                                                                    103,960
.........................................................................................................................
            57,000   Beazer Homes USA, Inc. company
                     guaranty 8 5/8s, 2011                                                                        60,420
.........................................................................................................................
            75,000   Boyd Gaming Corp. sr. sub. notes
                     7 3/4s, 2012                                                                                 75,750
.........................................................................................................................
            30,000   CanWest Media, Inc. sr. sub. notes
                     10 5/8s, 2011 (Canada)                                                                       33,675
.........................................................................................................................
           110,000   Cendant Corp. notes 6 1/4s, 2010                                                            117,031
.........................................................................................................................
            35,000   Cendant Corp. sr. notes 7 3/8s, 2013                                                         38,974
.........................................................................................................................
            80,000   Coinmach Corp. sr. notes 9s, 2010                                                            80,400
.........................................................................................................................
           115,000   Collins & Aikman Products company
                     guaranty 10 3/4s, 2011                                                                      115,000
.........................................................................................................................
            75,000   D.R. Horton, Inc. company guaranty
                     8s, 2009                                                                                     82,125
.........................................................................................................................
           185,000   D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                                    175,750
.........................................................................................................................
           160,000   DaimlerChrysler NA Holding Corp.
                     company guaranty 8s, 2010                                                                   179,829
.........................................................................................................................
            75,000   DaimlerChrysler NA Holding Corp.
                     company guaranty Ser. D, 3.4s, 2004                                                          75,399
.........................................................................................................................
            95,000   Dana Corp. notes 9s, 2011                                                                   111,150
.........................................................................................................................
            80,000   Dayton Superior Corp. sec. notes
                     10 3/4s, 2008                                                                                80,400
.........................................................................................................................
            40,000   Dillards, Inc. notes 6.43s, 2004                                                             40,000
.........................................................................................................................
            95,000   Dura Operating Corp. company guaranty
                     Ser. D, 9s, 2009                                                                             93,338
.........................................................................................................................
            25,000   Federated Department Stores, Inc.
                     sr. notes 8 1/2s, 2010                                                                       29,566
.........................................................................................................................
            44,000   FelCor Lodging LP company guaranty
                     10s, 2008 (R)                                                                                46,640
.........................................................................................................................
            85,000   Ford Motor Co. debs. 9.98s, 2047                                                            100,379
.........................................................................................................................
           110,000   Ford Motor Credit Corp. notes
                     7 7/8s, 2010                                                                                119,687
.........................................................................................................................
            95,000   Ford Motor Credit Corp. notes
                     6 1/2s, 2007                                                                                 99,909
.........................................................................................................................
           147,000   Gap, Inc. (The) notes 6.9s, 2007                                                            158,393
.........................................................................................................................
            70,000   General Motors Acceptance Corp.
                     bonds 8s, 2031                                                                               71,721
.........................................................................................................................
            25,000   General Motors Acceptance Corp.
                     notes 6 1/8s, 2006                                                                           26,034
.........................................................................................................................
            30,000   General Motors Corp. debs. 8 3/8s, 2033                                                      31,563
.........................................................................................................................
            68,000   Goodyear Tire & Rubber Co. (The)
                     notes 7.857s, 2011                                                                           62,050
.........................................................................................................................
            30,000   GTECH Holdings Corp.
                     notes 4 3/4s, 2010                                                                           29,382
.........................................................................................................................
            55,000   Hilton Hotels Corp. notes 8 1/4s, 2011                                                       61,325
.........................................................................................................................
           255,000   Hilton Hotels Corp. notes 7 5/8s, 2012                                                      275,400
.........................................................................................................................
            99,000   HMH Properties, Inc. company guaranty
                     Ser. B, 7 7/8s, 2008                                                                        101,475
.........................................................................................................................
            69,741   Hollinger Participation Trust 144A sr. notes
                     12 1/8s, 2010 (Canada) (PIK)                                                                 81,248
.........................................................................................................................
            60,000   Hollywood Park, Inc. company guaranty
                     Ser. B, 9 1/4s, 2007                                                                         61,500
.........................................................................................................................
            85,000   Horseshoe Gaming Holdings company
                     guaranty 8 5/8s, 2009                                                                        88,719
.........................................................................................................................
            95,000   Icon Health & Fitness company guaranty
                     11 1/4s, 2012                                                                               103,550
.........................................................................................................................
           110,000   International Game Technology sr. notes
                     8 3/8s, 2009                                                                                129,408
.........................................................................................................................
            25,000   JC Penney Co., Inc. debs. 7.95s, 2017                                                        27,781
.........................................................................................................................
           105,000   JC Penney Co., Inc. debs. 7.65s, 2016                                                       114,188
.........................................................................................................................
             5,000   JC Penney Co., Inc. debs. 7 1/8s, 2023                                                        5,125
.........................................................................................................................
           145,000   JC Penney Co., Inc. notes 8s, 2010                                                          162,038
.........................................................................................................................
           130,000   John Q. Hammons Hotels LP/John Q.
                     Hammons Hotels Finance Corp. III
                     1st mtge. Ser. B, 8 7/8s, 2012                                                              142,188
.........................................................................................................................
            35,000   Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                                   39,025
.........................................................................................................................
           184,000   K. Hovnanian Enterprises, Inc. sr. notes
                     6 1/2s, 2014                                                                                171,120
.........................................................................................................................
            55,000   KB Home sr. sub. notes 9 1/2s, 2011                                                          60,638
.........................................................................................................................
            70,000   Levi Strauss & Co. sr. notes 12 1/4s, 2012                                                   68,950
.........................................................................................................................
            85,000   Mandalay Resort Group sr. sub. notes
                     Ser. B, 10 1/4s, 2007                                                                        94,350
.........................................................................................................................
            95,000   MGM Mirage, Inc. company guaranty
                     8 3/8s, 2011                                                                                 99,275
.........................................................................................................................
           105,000   Mohegan Tribal Gaming Authority
                     sr. sub. notes 6 3/8s, 2009                                                                 105,263
.........................................................................................................................
            35,000   Nordstrom, Inc. debs. 6.95s, 2028                                                            36,712
.........................................................................................................................
            80,000   Owens Corning notes 7 1/2s, 2005
                     (In default) (NON)                                                                           36,000
.........................................................................................................................
            90,000   Park Place Entertainment Corp.
                     sr. sub. notes 9 3/8s, 2007                                                                  97,763
.........................................................................................................................
           120,000   Park Place Entertainment Corp.
                     sr. sub. notes 8 7/8s, 2008                                                                 130,200
.........................................................................................................................
           100,000   Park Place Entertainment Corp.
                     sr. sub. notes 7 7/8s, 2005                                                                 105,125
.........................................................................................................................
           110,000   Penn National Gaming, Inc.
                     sr. sub. notes 8 7/8s, 2010                                                                 119,488
.........................................................................................................................
           130,000   PRIMEDIA, Inc. company guaranty
                     8 7/8s, 2011                                                                                128,700
.........................................................................................................................
            85,000   PRIMEDIA, Inc. company guaranty
                     7 5/8s, 2008                                                                                 84,150
.........................................................................................................................
            95,000   Pulte Homes, Inc. company guaranty
                     7 7/8s, 2011                                                                                107,458
.........................................................................................................................
            60,000   RadioShack Corp. notes 7 3/8s, 2011                                                          67,698
.........................................................................................................................
           125,000   RH Donnelley Finance Corp. I 144A
                     sr. notes 8 7/8s, 2010                                                                      137,188
.........................................................................................................................
            30,000   Russell Corp. company guaranty
                     9 1/4s, 2010                                                                                 31,725
.........................................................................................................................
            40,000   Ryland Group, Inc. sr. notes 9 3/4s, 2010                                                    44,500
.........................................................................................................................
           100,000   Saks, Inc. company guaranty 7 1/2s, 2010                                                    104,000
.........................................................................................................................
            47,000   Saks, Inc. company guaranty 7s, 2013                                                         46,413
.........................................................................................................................
            90,000   Starwood Hotels & Resorts Worldwide, Inc.
                     company guaranty 7 7/8s, 2012                                                                96,300
.........................................................................................................................
            51,000   Starwood Hotels & Resorts Worldwide, Inc.
                     company guaranty 7 3/8s, 2007                                                                53,678
.........................................................................................................................
            85,000   Station Casinos, Inc. sr. notes 6s, 2012                                                     82,238
.........................................................................................................................
           155,000   Tenneco Automotive, Inc. sec. notes
                     Ser. B, 10 1/4s, 2013                                                                       175,150
.........................................................................................................................
            80,000   Trump Atlantic City Associates
                     company guaranty 11 1/4s, 2006                                                               69,600
.........................................................................................................................
            55,000   Trump Casino Holdings, LLC
                     company guaranty 12 5/8s, 2010                                                               56,375
.........................................................................................................................
           116,000   TRW Automotive, Inc. sr. notes
                     9 3/8s, 2013                                                                                130,790
.........................................................................................................................
            55,000   United Auto Group, Inc. company guaranty
                     9 5/8s, 2012                                                                                 60,225
.........................................................................................................................
            55,000   Venetian Casino Resort, LLC company
                     guaranty 11s, 2010                                                                           63,525
.........................................................................................................................
           135,000   Vertis, Inc. company guaranty Ser. B,
                     10 7/8s, 2009                                                                               145,800
.........................................................................................................................
            65,000   Von Hoffman Press, Inc. company guaranty
                     10 1/4s, 2009                                                                                66,788
.........................................................................................................................
           105,000   WCI Communities, Inc. company guaranty
                     10 5/8s, 2011                                                                               115,238
.........................................................................................................................
            33,000   William Carter Holdings Co. (The)
                     company guaranty Ser. B, 10 7/8s, 2011                                                       37,125
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,683,843
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (1.4%)
.........................................................................................................................
           240,000   Adelphia Communications Corp. sr. notes
                     10 7/8s, 2010 (In default) (NON)                                                            242,400
.........................................................................................................................
            70,000   Archer Daniels Midland Co. debs.
                     8 1/8s, 2012                                                                                 83,849
.........................................................................................................................
            60,000   Armkel, LLC/Armkel Finance sr. sub. notes
                     9 1/2s, 2009                                                                                 65,550
.........................................................................................................................
           255,000   AT&T Broadband Corp. company guaranty
                     8 3/8s, 2013                                                                                299,356
.........................................................................................................................
            85,000   Cadbury Schweppes US Finance, LLC
                     144A notes 3 7/8s, 2008                                                                      83,384
.........................................................................................................................
            90,000   Chancellor Media Corp. company guaranty
                     8s, 2008                                                                                    101,821
.........................................................................................................................
            85,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. notes 11 1/8s, 2011                                                        71,400
.........................................................................................................................
           295,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. notes 8 5/8s, 2009                                                        235,263
.........................................................................................................................
            55,000   Clear Channel Communications, Inc.
                     sr. notes 5 3/4s, 2013                                                                       55,304
.........................................................................................................................
            85,000   ConAgra, Inc. notes 7 7/8s, 2010                                                             98,463
.........................................................................................................................
            20,000   ConAgra, Inc. notes 6 3/4s, 2011                                                             21,914
.........................................................................................................................
            65,000   Constellation Brands, Inc. company
                     guaranty Ser. B, 8s, 2008                                                                    70,038
.........................................................................................................................
            75,000   Cox Communications, Inc. notes
                     7 3/4s, 2010                                                                                 85,018
.........................................................................................................................
            35,000   Cox Enterprises, Inc. 144A notes 8s, 2007                                                    38,573
.........................................................................................................................
           255,000   CSC Holdings, Inc. debs. Ser. B,
                     8 1/8s, 2009                                                                                265,200
.........................................................................................................................
            47,366   CVS Corp. 144A pass-through certificates
                     6.117s, 2013                                                                                 49,288
.........................................................................................................................
            55,000   Dean Foods Co. sr. notes 8.15s, 2007                                                         59,263
.........................................................................................................................
            95,000   Del Monte Corp. company guaranty
                     Ser. B, 9 1/4s, 2011                                                                        102,600
.........................................................................................................................
           100,000   Delhaize America, Inc. company guaranty
                     8 1/8s, 2011                                                                                109,153
.........................................................................................................................
            40,000   Diageo PLC company guaranty 8s, 2022
                     (United Kingdom)                                                                             49,237
.........................................................................................................................
           110,000   DirecTV Holdings, LLC sr. notes
                     8 3/8s, 2013                                                                                121,688
.........................................................................................................................
            95,000   Doane Pet Care Co. sr. sub. debs.
                     9 3/4s, 2007                                                                                 87,638
.........................................................................................................................
            55,000   Dole Food Co. sr. notes 8 5/8s, 2009                                                         57,613
.........................................................................................................................
           200,000   Echostar DBS Corp. sr. notes 6 3/8s, 2011                                                   197,000
.........................................................................................................................
            55,000   Fred Meyer, Inc. Holding Co. company
                     guaranty 7.45s, 2008                                                                         61,032
.........................................................................................................................
             5,000   Grand Metro Investment Corp. company
                     guaranty 9s, 2011                                                                             6,330
.........................................................................................................................
           100,000   Hormel Foods Corp. notes 6 5/8s, 2011                                                       111,223
.........................................................................................................................
            50,000   Insight Midwest LP/Insight Capital, Inc.
                     sr. notes 10 1/2s, 2010                                                                      54,500
.........................................................................................................................
            75,000   Johnson (SC) & Son, Inc. 144A bonds
                     5 3/4s, 2033                                                                                 69,744
.........................................................................................................................
            25,000   Jones Intercable, Inc. sr. notes 7 5/8s, 2008                                                27,564
.........................................................................................................................
           225,000   Kraft Foods, Inc. notes 5 5/8s, 2011                                                        228,891
.........................................................................................................................
             5,000   Kraft Foods, Inc. notes 4 5/8s, 2006                                                          5,120
.........................................................................................................................
           145,000   Land O'Lakes, Inc. sr. notes 8 3/4s, 2011                                                   134,850
.........................................................................................................................
            25,000   Liberty Media Corp. bonds 7 7/8s, 2009                                                       28,113
.........................................................................................................................
            70,000   Liberty Media Corp. sr. notes 5.7s, 2013                                                     68,958
.........................................................................................................................
            60,000   Miller Brewing Co. 144A notes
                     5 1/2s, 2013                                                                                 60,183
.........................................................................................................................
            55,000   Miller Brewing Co. 144A notes
                     4 1/4s, 2008                                                                                 54,732
.........................................................................................................................
           105,000   News America Holdings, Inc. company
                     guaranty 9 1/4s, 2013                                                                       131,750
.........................................................................................................................
            15,000   News America Holdings, Inc. debs.
                     7.7s, 2025                                                                                   16,946
.........................................................................................................................
            25,000   News America, Inc. company guaranty
                     4 3/4s, 2010                                                                                 24,963
.........................................................................................................................
            15,000   News America, Inc. sr. notes 6 5/8s, 2008                                                    16,222
.........................................................................................................................
           105,000   Playtex Products, Inc. company guaranty
                     9 3/8s, 2011                                                                                102,113
.........................................................................................................................
            45,000   Premier International Foods PLC sr. notes
                     12s, 2009 (United Kingdom)                                                                   48,038
.........................................................................................................................
            35,000   Premium Standard Farms, Inc. sr. notes
                     9 1/4s, 2011                                                                                 36,050
.........................................................................................................................
           110,000   Quebecor Media, Inc. sr. notes 11 1/8s,
                     2011 (Canada)                                                                               125,400
.........................................................................................................................
            70,000   Remington Arms Co., Inc. company
                     guaranty 10 1/2s, 2011                                                                       67,900
.........................................................................................................................
           150,000   Rite Aid Corp. sr. notes 9 1/4s, 2013                                                       157,500
.........................................................................................................................
            20,000   Rite Aid Corp. 144A notes 6 1/8s, 2008                                                       18,950
.........................................................................................................................
            70,000   Rogers Cable, Inc. sec. notes 6 1/4s,
                     2013 (Canada)                                                                                65,899
.........................................................................................................................
            70,000   Royal Caribbean Cruises, Ltd. sr. notes
                     8 3/4s, 2011 (Liberia)                                                                       77,525
.........................................................................................................................
            25,000   Sbarro, Inc. company guaranty 11s, 2009                                                      21,875
.........................................................................................................................
            85,000   Sinclair Broadcast Group, Inc. company
                     guaranty 8s, 2012                                                                            86,913
.........................................................................................................................
           180,000   Six Flags, Inc. sr. notes 8 7/8s, 2010                                                      179,100
.........................................................................................................................
            35,000   TCI Communications, Inc. debs.
                     8 3/4s, 2015                                                                                 42,163
.........................................................................................................................
            30,000   TCI Communications, Inc. debs.
                     7 7/8s, 2013                                                                                 34,178
.........................................................................................................................
            90,000   Time Warner, Inc. debs. 9.15s, 2023                                                         111,187
.........................................................................................................................
           225,000   Time Warner, Inc. debs. 9 1/8s, 2013                                                        274,297
.........................................................................................................................
            35,000   Tyson Foods, Inc. notes 7 1/4s, 2006                                                         37,697
.........................................................................................................................
            80,000   Tyson Foods, Inc. notes 6 5/8s, 2004                                                         80,673
.........................................................................................................................
            70,000   USA Interactive notes 7s, 2013                                                               75,488
.........................................................................................................................
            85,000   Viacom, Inc. company guaranty 7.7s, 2010                                                     97,037
.........................................................................................................................
            75,000   Vivendi Universal SA sr. notes 9 1/4s,
                     2010 (France)                                                                                88,646
.........................................................................................................................
            95,000   Vivendi Universal SA sr. notes 6 1/4s,
                     2008 (France)                                                                               101,206
.........................................................................................................................
            70,000   Williams Scotsman, Inc. company guaranty
                     9 7/8s, 2007                                                                                 69,475
.........................................................................................................................
            55,000   Young Broadcasting, Inc. company guaranty
                     10s, 2011                                                                                    55,963
.........................................................................................................................
            30,000   Yum! Brands, Inc. sr. notes 8 7/8s, 2011                                                     36,202
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,843,609
------------------------------------------------------------------------------------------------------------------------
Energy (0.5%)
.........................................................................................................................
            40,000   Amerada Hess Corp. bonds 7 7/8s, 2029                                                        43,212
.........................................................................................................................
            10,000   Amerada Hess Corp. unsub notes
                     6.65s, 2011                                                                                  10,582
.........................................................................................................................
            45,000   AmeriGas Partners LP/AmeriGas Eagle
                     Finance Corp. sr. notes 8 7/8s, 2011                                                         47,925
.........................................................................................................................
            30,000   Anadarko Finance Co. company guaranty
                     Ser. B, 6 3/4s, 2011                                                                         32,996
.........................................................................................................................
           120,000   Arch Western Finance, LLC 144A sr. notes
                     6 3/4s, 2013                                                                                120,000
.........................................................................................................................
            40,000   Bluewater Finance, Ltd. company guaranty
                     10 1/4s, 2012 (Cayman Islands)                                                               42,200
.........................................................................................................................
           110,000   BRL Universal Equipment sec. notes
                     8 7/8s, 2008                                                                                117,975
.........................................................................................................................
           135,000   Chesapeake Energy Corp. company
                     guaranty 9s, 2012                                                                           151,706
.........................................................................................................................
            10,000   Chesapeake Energy Corp. company
                     guaranty 7 3/4s, 2015                                                                        10,425
.........................................................................................................................
           155,000   Conoco Funding Co. company guaranty
                     6.35s, 2011                                                                                 168,649
.........................................................................................................................
            55,000   Dresser, Inc. company guaranty
                     9 3/8s, 2011                                                                                 58,850
.........................................................................................................................
            34,000   El Paso Energy Partners LP company
                     guaranty Ser. B, 8 1/2s, 2011                                                                36,550
.........................................................................................................................
            15,000   Encore Acquisition Co. company guaranty
                     8 3/8s, 2012                                                                                 16,050
.........................................................................................................................
            55,000   Forest Oil Corp. company guaranty
                     7 3/4s, 2014                                                                                 55,963
.........................................................................................................................
            60,000   Kerr-McGee Corp. company guaranty
                     6 7/8s, 2011                                                                                 64,546
.........................................................................................................................
           200,000   MidAmerican Energy Holdings Co.
                     sr. notes 4 5/8s, 2007                                                                      202,262
.........................................................................................................................
            30,000   Motiva Enterprises, LLC 144A sr. notes
                     5.2s, 2012                                                                                   29,867
.........................................................................................................................
            73,000   Newfield Exploration Co. sr. notes
                     7 5/8s, 2011                                                                                 78,840
.........................................................................................................................
            85,000   Occidental Petroleum Corp. debs.
                     10 1/8s, 2009                                                                               105,553
.........................................................................................................................
            35,000   Ocean Energy, Inc. company guaranty
                     7 1/4s, 2011                                                                                 38,615
.........................................................................................................................
            60,000   Parker Drilling Co. company guaranty
                     Ser. B, 10 1/8s, 2009                                                                        63,300
.........................................................................................................................
            30,000   Petro-Canada, Ltd. bonds 5.35s,
                     2033 (Canada)                                                                                25,646
.........................................................................................................................
            55,000   Phillips Petroleum Co. notes 8 3/4s, 2010                                                    66,475
.........................................................................................................................
            20,000   Plains Exploration & Production Co.
                     company guaranty Ser. B, 8 3/4s, 2012                                                        21,800
.........................................................................................................................
            95,000   Pogo Producing Co. sr. sub. notes Ser. B,
                     8 1/4s, 2011                                                                                104,025
.........................................................................................................................
            18,000   Pride Petroleum Services, Inc. sr. notes
                     9 3/8s, 2007                                                                                 18,360
.........................................................................................................................
            85,000   Schlumberger Technology Corp. 144A
                     notes 6 1/2s, 2012                                                                           92,491
.........................................................................................................................
            70,000   Star Gas Partners LP/Star Gas Finance Co.
                     sr. notes 10 1/4s, 2013                                                                      74,900
.........................................................................................................................
            75,000   Transocean Sedco Forex, Inc. notes
                     6 5/8s, 2011                                                                                 81,838
.........................................................................................................................
            50,000   Vintage Petroleum, Inc. sr. notes
                     8 1/4s, 2012                                                                                 52,875
.........................................................................................................................
           146,000   Westport Resources Corp. company
                     guaranty 8 1/4s, 2011                                                                       165,163
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,199,639
------------------------------------------------------------------------------------------------------------------------
Financial (1.9%)
.........................................................................................................................
            65,000   Ace INA Holdings, Inc. company guaranty
                     8.3s, 2006                                                                                   71,299
.........................................................................................................................
            45,000   Allfirst Financial, Inc. sub. notes 7.2s, 2007                                               49,196
.........................................................................................................................
           240,000   American General Corp. notes
                     7 1/2s, 2010                                                                                274,715
.........................................................................................................................
           215,000   Archstone-Smith Operating Trust notes
                     5s, 2007 (R)                                                                                220,445
.........................................................................................................................
            80,000   Associates Corp. NA sr. notes Ser. 8,
                     7 3/8s, 2007                                                                                 87,902
.........................................................................................................................
            60,000   AXA Financial, Inc. sr. notes 7 3/4s, 2010                                                   68,806
.........................................................................................................................
           330,000   Bank of America Corp. sub. notes
                     7.4s, 2011                                                                                  373,995
.........................................................................................................................
            25,000   Bank of New York Co., Inc. (The)
                     sr. sub. notes FRN 3.4s, 2013                                                                24,074
.........................................................................................................................
            95,000   Bank One Corp. sub. notes 7.6s, 2007                                                        104,852
.........................................................................................................................
           245,000   Bank United Corp. sub. notes 8 7/8s, 2007                                                   276,990
.........................................................................................................................
            40,000   Barclays Bank PLC 144A FRN 6.86s, 2049
                     (United Kingdom)                                                                             41,346
.........................................................................................................................
            25,000   Bear Stearns Cos., Inc. (The) notes
                     7.8s, 2007                                                                                   27,879
.........................................................................................................................
            90,000   Bear Stearns Cos., Inc. (The) sr. notes
                     7 1/4s, 2006                                                                                 97,612
.........................................................................................................................
            10,000   Capital One Bank notes 6 1/2s, 2013                                                          10,311
.........................................................................................................................
            20,000   Capital One Bank notes Ser. BKNT,
                     4 7/8s, 2008                                                                                 20,215
.........................................................................................................................
            55,000   Capital One Bank sr. notes Ser. BKNT,
                     6.7s, 2008                                                                                   59,105
.........................................................................................................................
            30,000   Capital One Financial Corp. notes
                     7 1/4s, 2006                                                                                 31,683
.........................................................................................................................
            30,000   CenterPoint Properties Trust notes
                     Ser. MTN, 4 3/4s, 2010                                                                       29,220
.........................................................................................................................
            40,000   CIT Group, Inc. sr. notes 5s, 2014                                                           37,815
.........................................................................................................................
           185,000   CIT Group, Inc. sr. sub. notes 4 1/8s, 2006                                                 188,167
.........................................................................................................................
           155,000   Citigroup, Inc. debs. 6 5/8s, 2028                                                          162,542
.........................................................................................................................
           285,000   Citigroup, Inc. notes 6 1/2s, 2011                                                          310,994
.........................................................................................................................
            30,000   Colonial Properties Trust notes
                     6 1/4s, 2014                                                                                 30,184
.........................................................................................................................
            45,000   Countrywide Capital III company guaranty
                     Ser. B, 8.05s, 2027                                                                          50,612
.........................................................................................................................
            20,000   Credit Suisse First Boston USA, Inc.
                     notes 6 1/8s, 2011                                                                           21,051
.........................................................................................................................
            45,000   Crescent Real Estate Equities LP sr. notes
                     9 1/4s, 2009 (R)                                                                             47,025
.........................................................................................................................
            60,000   Developers Diversified Realty Corp. notes
                     4 5/8s, 2010 (R)                                                                             58,206
.........................................................................................................................
            90,000   Equity One, Inc. company guaranty
                     3 7/8s, 2009                                                                                 86,300
.........................................................................................................................
            90,000   Executive Risk Capital Trust company
                     guaranty Class B, 8.675s, 2027                                                              100,527
.........................................................................................................................
           229,995   Finova Group, Inc. notes 7 1/2s, 2009                                                       125,922
.........................................................................................................................
           115,000   First Chicago NBD Corp. sub. notes
                     6 3/8s, 2009                                                                                126,003
.........................................................................................................................
           185,000   First Union National Bank sub. notes
                     7.8s, 2010                                                                                  213,780
.........................................................................................................................
            50,000   Fleet Capital Trust V bank guaranty
                     FRN 2.534s, 2028                                                                             50,085
.........................................................................................................................
           150,000   Franchise Finance Corp. of America
                     sr. notes 8 3/4s, 2010 (R)                                                                  183,996
.........................................................................................................................
            60,000   Fund American Cos., Inc. notes
                     5 7/8s, 2013                                                                                 59,623
.........................................................................................................................
           125,000   General Electric Capital Corp. company
                     guaranty 7 7/8s, 2006                                                                       138,477
.........................................................................................................................
            30,000   General Electric Capital Corp. notes
                     Ser. A, 6 3/4s, 2032                                                                         32,250
.........................................................................................................................
           225,000   General Electric Capital Corp. notes
                     Ser. A, 6s, 2012                                                                            237,440
.........................................................................................................................
            50,000   General Electric Capital Corp. notes
                     Ser. MTN, 3 1/4s, 2009                                                                       47,504
.........................................................................................................................
            90,000   Goldman Sachs Group, Inc. (The) notes
                     6.65s, 2009                                                                                  97,994
.........................................................................................................................
            30,000   Greenpoint Capital Trust I company
                     guaranty 9.1s, 2027                                                                          34,080
.........................................................................................................................
            65,000   Hartford Financial Services Group, Inc.
                     (The) sr. notes 7.9s, 2010                                                                   75,325
.........................................................................................................................
            10,000   Heller Financial, Inc. notes 7 3/8s, 2009                                                    11,356
.........................................................................................................................
            35,000   Heritage Property Investment Trust
                     144A notes 5 1/8s, 2014                                                                      32,716
.........................................................................................................................
            85,000   Hospitality Properties Trust notes
                     6 3/4s, 2013 (R)                                                                             88,245
.........................................................................................................................
            70,000   Household Finance Corp. notes 8s, 2010                                                       81,228
.........................................................................................................................
           320,000   Household Finance Corp. notes 7s, 2012                                                      353,483
.........................................................................................................................
            25,000   HRPT Properties Trust bonds
                     5 3/4s, 2014 (R)                                                                             24,358
.........................................................................................................................
            15,000   HRPT Properties Trust sr. notes
                     6.7s, 2005 (R)                                                                               15,382
.........................................................................................................................
           105,000   HSBC Capital Funding LP 144A bank
                     guaranty FRB 9.547s, 2049 (Jersey)                                                          128,157
.........................................................................................................................
            70,000   International Lease Finance Corp. notes
                     4.35s, 2008                                                                                  69,976
.........................................................................................................................
            70,000   iStar Financial, Inc. sr. notes
                     8 3/4s, 2008 (R)                                                                             76,650
.........................................................................................................................
            85,000   iStar Financial, Inc. sr. notes 7s, 2008 (R)                                                 90,100
.........................................................................................................................
            30,000   iStar Financial, Inc. sr. notes 6s, 2010 (R)                                                 29,550
.........................................................................................................................
            80,000   John Hancock Financial Services, Inc.
                     sr. notes 5 5/8s, 2008                                                                       84,108
.........................................................................................................................
            25,000   John Hancock Global Funding II 144A
                     notes 7.9s, 2010                                                                             28,962
.........................................................................................................................
            90,000   JPMorgan Chase & Co. sub. notes
                     6 5/8s, 2012                                                                                 97,318
.........................................................................................................................
            15,000   JPMorgan Chase & Co. sub. notes
                     5 3/4s, 2013                                                                                 15,245
.........................................................................................................................
            55,000   Kimco Realty Corp. notes Ser. MTNC,
                     5.19s, 2013                                                                                  53,569
.........................................................................................................................
            55,000   Lehman Brothers Holdings, Inc. notes
                     Ser. F, 7 1/2s, 2006                                                                         60,060
.........................................................................................................................
            70,000   Liberty Mutual Insurance 144A notes
                     7.697s, 2097                                                                                 69,241
.........................................................................................................................
           205,000   Mercantile Bancorp. sub. notes 7.3s, 2007                                                   228,043
.........................................................................................................................
            10,000   Merrill Lynch & Co., Inc. notes Ser. B,
                     4 3/4s, 2009                                                                                 10,057
.........................................................................................................................
            30,000   Metlife, Inc. sr. notes 6 1/8s, 2011                                                         32,205
.........................................................................................................................
            65,000   Morgan Stanley Tracers notes 4 1/4s, 2010                                                    63,784
.........................................................................................................................
           250,000   National City Bank sub. notes Ser. BKNT,
                     6 1/4s, 2011                                                                                272,456
.........................................................................................................................
           110,000   National Westminster Bank sub. notes
                     7 3/8s, 2009 (United Kingdom)                                                               124,601
.........................................................................................................................
            25,000   Nationwide Financial Services, Inc.
                     notes 5 5/8s, 2015                                                                           25,272
.........................................................................................................................
            45,000   Nationwide Mutual Insurance Co. 144A
                     notes 8 1/4s, 2031                                                                           53,055
.........................................................................................................................
           105,000   Nordea Bank Finland PLC sub. notes
                     6 1/2s, 2009 (Finland)                                                                      114,267
.........................................................................................................................
            30,000   OneAmerica Financial Partners, Inc.
                     144A bonds 7s, 2033                                                                          29,591
.........................................................................................................................
           100,000   PNC Funding Corp. bonds 5 1/4s, 2015                                                         96,348
.........................................................................................................................
            55,000   Popular North America, Inc. sub. notes
                     3 7/8s, 2008                                                                                 53,845
.........................................................................................................................
            85,000   Principal Life Global Funding I 144A
                     sec. notes 5 1/4s, 2013                                                                      84,283
.........................................................................................................................
            40,000   Protective Life Corp. notes 4.3s, 2013                                                       37,154
.........................................................................................................................
           110,000   Prudential Insurance Co. 144A notes
                     8.3s, 2025                                                                                  132,876
.........................................................................................................................
            30,000   Rouse Co. (The) notes 5 3/8s, 2013                                                           29,051
.........................................................................................................................
            15,000   Rouse Co. (The) notes 3 5/8s, 2009                                                           14,251
.........................................................................................................................
           100,000   Sovereign Bancorp, Inc. sr. notes
                     10 1/2s, 2006                                                                               114,568
.........................................................................................................................
           100,000   St. Paul Co., Inc. (The) sr. notes
                     5 3/4s, 2007                                                                                104,904
.........................................................................................................................
            85,000   State Street Capital Trust II FRN
                     1 3/4s, 2008                                                                                 85,520
.........................................................................................................................
            60,000   Suncorp-Metway, Ltd. 144A FRB
                     3 1/2s, 2013 (Australia)                                                                     57,774
.........................................................................................................................
            30,000   Travelers Property Casualty Corp. sr. notes
                     3 3/4s, 2008                                                                                 29,622
.........................................................................................................................
           135,000   UBS AG/Jersey Branch FRN 4.55s, 2008
                     (United Kingdom)                                                                            137,700
.........................................................................................................................
            60,000   UBS Preferred Funding Trust I FRB
                     8.622s, 2049                                                                                 71,234
.........................................................................................................................
            45,000   Vornado Realty Trust notes 4 3/4s, 2010                                                      43,633
.........................................................................................................................
            30,000   Wachovia Corp. sub. notes 4 7/8s, 2014                                                       28,656
.........................................................................................................................
           115,000   Western Financial Bank sub. debs.
                     9 5/8s, 2012                                                                                125,350
.........................................................................................................................
            60,000   Westpac Capital Trust III 144A sub. notes
                     FRN 5.819s, 2013                                                                             59,609
.........................................................................................................................
            30,000   XL Capital Europe PLC company guaranty
                     6 1/2s, 2012 (United Kingdom)                                                                32,294
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,087,254
------------------------------------------------------------------------------------------------------------------------
Health Care (0.4%)
.........................................................................................................................
           115,000   Alderwoods Group, Inc. company
                     guaranty 12 1/4s, 2009                                                                      127,075
.........................................................................................................................
           150,000   American Home Products Corp.
                     notes 6.95s, 2011                                                                           160,190
.........................................................................................................................
           170,000   AmerisourceBergen Corp. sr. notes
                     8 1/8s, 2008                                                                                184,025
.........................................................................................................................
            45,000   Bayer Corp. 144A FRB 6.2s, 2008                                                              47,997
.........................................................................................................................
            15,000   Biovail Corp. sr. sub. notes 7 7/8s,
                     2010 (Canada)                                                                                14,850
.........................................................................................................................
            45,000   Boston Scientific Corp. notes 5.45s, 2014                                                    45,369
.........................................................................................................................
            80,000   Hanger Orthopedic Group, Inc.
                     company guaranty 10 3/8s, 2009                                                               82,200
.........................................................................................................................
           282,000   HCA, Inc. sr. notes 7 7/8s, 2011                                                            309,290
.........................................................................................................................
            49,000   Healthsouth Corp. sr. notes 8 1/2s, 2008                                                     48,204
.........................................................................................................................
           128,000   Healthsouth Corp. sr. notes 7s, 2008                                                        124,480
.........................................................................................................................
            40,000   Hospira, Inc. 144A notes 4.95s, 2009                                                         40,225
.........................................................................................................................
            80,000   Mediq, Inc. debs. 13s, 2009 (In default) (NON)                                                    8
.........................................................................................................................
            20,000   MedQuest, Inc. company guaranty Ser. B,
                     11 7/8s, 2012                                                                                22,700
.........................................................................................................................
           130,000   Omnicare, Inc. sr. sub. notes 6 1/8s, 2013                                                  122,850
.........................................................................................................................
            78,000   PacifiCare Health Systems, Inc. company
                     guaranty 10 3/4s, 2009                                                                       88,725
.........................................................................................................................
             7,000   Service Corp. International notes 6s, 2005                                                    7,149
.........................................................................................................................
            45,000   Stewart Enterprises, Inc. notes
                     10 3/4s, 2008                                                                                50,063
.........................................................................................................................
            95,000   Ventas Realty LP/Capital Corp. company
                     guaranty 9s, 2012                                                                           104,025
.........................................................................................................................
            10,000   Ventas Realty LP/Capital Corp. company
                     guaranty 8 3/4s, 2009                                                                        10,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,590,225
------------------------------------------------------------------------------------------------------------------------
Other (0.9%)
.........................................................................................................................
         3,725,000   DJ TRAC-X NA HY T3 144A notes
                     8s, 2009                                                                                  3,603,938
------------------------------------------------------------------------------------------------------------------------
Technology (0.2%)
.........................................................................................................................
            33,000   Avaya, Inc. sec. sr. notes 11 1/8s, 2009                                                     38,734
.........................................................................................................................
            25,000   Computer Associates International, Inc.
                     sr. notes Ser. B, 6 3/8s, 2005                                                               25,656
.........................................................................................................................
            35,000   Fiserv, Inc. notes 4s, 2008                                                                  34,730
.........................................................................................................................
           100,000   Iron Mountain, Inc. sr. sub. notes
                     8 1/4s, 2011                                                                                103,625
.........................................................................................................................
            30,000   Jabil Circuit, Inc. sr. notes 5 7/8s, 2010                                                   30,990
.........................................................................................................................
           210,000   Lucent Technologies, Inc. debs.
                     6.45s, 2029                                                                                 162,225
.........................................................................................................................
            20,000   Motorola, Inc. notes 7 5/8s, 2010                                                            22,517
.........................................................................................................................
            20,000   Motorola, Inc. notes 6 3/4s, 2006                                                            21,031
.........................................................................................................................
           130,000   Nortel Networks Corp. notes 6 1/8s,
                     2006 (Canada)                                                                               130,650
.........................................................................................................................
            46,000   ON Semiconductor Corp. company
                     guaranty 13s, 2008                                                                           52,785
.........................................................................................................................
            65,000   Seagate Technology Hdd Holdings
                     company guaranty 8s, 2009
                     (Cayman Islands)                                                                             67,925
.........................................................................................................................
            35,000   SunGard Data Systems, Inc. bonds
                     4 7/8s, 2014                                                                                 33,220
.........................................................................................................................
            48,000   Unisys Corp. sr. notes 8 1/8s, 2006                                                          51,000
.........................................................................................................................
             5,000   Xerox Corp. sr. notes 7 5/8s, 2013                                                            5,113
.........................................................................................................................
           160,000   Xerox Corp. sr. notes 7 1/8s, 2010                                                          164,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 944,201
------------------------------------------------------------------------------------------------------------------------
Transportation (0.2%)
.........................................................................................................................
            96,410   Air2 US 144A sinking fund Ser. D, 12.266s,
                     2020 (In default) (NON)                                                                           1
.........................................................................................................................
           140,000   Calair, LLC/Calair Capital Corp. company
                     guaranty 8 1/8s, 2008                                                                       107,100
.........................................................................................................................
            16,657   Continental Airlines, Inc. pass-through
                     certificates Ser. 97-4A, 6.9s, 2018                                                          15,658
.........................................................................................................................
            89,433   Continental Airlines, Inc. pass-through
                     certificates Ser. 98-1A, 6.648s, 2017                                                        83,172
.........................................................................................................................
            45,000   CSX Corp. notes 6 3/4s, 2011                                                                 48,810
.........................................................................................................................
            20,000   CSX Corp. notes 6 1/4s, 2008                                                                 21,338
.........................................................................................................................
           130,000   Delta Air Lines, Inc. notes 7.9s, 2009                                                       66,300
.........................................................................................................................
            60,000   FedEx Corp. 144A notes 2.65s, 2007                                                           58,345
.........................................................................................................................
           100,000   Kansas City Southern Railway Co.
                     company guaranty 9 1/2s, 2008                                                               108,250
.........................................................................................................................
            20,000   Kansas City Southern Railway Co.
                     company guaranty 7 1/2s, 2009                                                                20,000
.........................................................................................................................
            25,000   Norfolk Southern Corp. notes
                     7.05s, 2037                                                                                  26,485
.........................................................................................................................
            70,000   Norfolk Southern Corp. sr. notes
                     7 1/4s, 2031                                                                                 76,822
.........................................................................................................................
            30,000   Norfolk Southern Corp. sr. notes
                     6 3/4s, 2011                                                                                 32,814
.........................................................................................................................
            25,980   Northwest Airlines Corp. pass-through
                     certificates Ser. 99-2A, 7.575s, 2019                                                        25,540
.........................................................................................................................
            95,000   Union Pacific Corp. notes 7 3/8s, 2009                                                      107,240
.........................................................................................................................
            10,000   Union Pacific Corp. notes 6.65s, 2011                                                        10,922
.........................................................................................................................
            50,000   Union Pacific Corp. notes 5 3/8s, 2014                                                       49,266
.........................................................................................................................
           190,000   United AirLines, Inc. debs. 9 1/8s, 2012
                     (In default) (NON)                                                                           17,338
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 875,401
------------------------------------------------------------------------------------------------------------------------
Utilities & Power (1.0%)
.........................................................................................................................
            25,000   AEP Texas Central Co. sr. notes Ser. D,
                     5 1/2s, 2013                                                                                 25,020
.........................................................................................................................
           155,000   AES Corp. (The) 144A sec. notes
                     8 3/4s, 2013                                                                                166,044
.........................................................................................................................
            70,000   Allegheny Energy Supply 144A bonds
                     8 1/4s, 2012                                                                                 69,213
.........................................................................................................................
            30,000   Allegheny Energy Supply 144A sec. notes
                     10 1/4s, 2007                                                                                32,325
.........................................................................................................................
            15,000   American Electric Power Co., Inc. notes
                     Ser. A, 6 1/8s, 2006                                                                         15,746
.........................................................................................................................
            25,000   American Electric Power Co., Inc. sr. notes
                     Ser. C, 5 3/8s, 2010                                                                         25,596
.........................................................................................................................
            10,000   Appalachian Power Co. notes 3.6s, 2008                                                        9,750
.........................................................................................................................
            75,000   Arizona Public Services Co. notes
                     6 1/2s, 2012                                                                                 80,124
.........................................................................................................................
            90,000   Calpine Canada Energy Finance company
                     guaranty 8 1/2s, 2008 (Canada)                                                               61,200
.........................................................................................................................
           150,000   Calpine Corp. 144A sec. notes
                     8 1/2s, 2010                                                                                124,125
.........................................................................................................................
            20,000   CenterPoint Energy Resources Corp.
                     debs. 8.9s, 2006                                                                             22,269
.........................................................................................................................
            50,000   CenterPoint Energy Resources Corp.
                     notes 7 3/4s, 2011                                                                           55,554
.........................................................................................................................
            80,000   CenterPoint Energy Resources Corp.
                     sr. notes Ser. B, 7 7/8s, 2013                                                               89,513
.........................................................................................................................
            65,000   Cleveland Electric Illuminating Co. (The)
                     144A sr. notes 5.65s, 2013                                                                   63,302
.........................................................................................................................
            65,000   CMS Energy Corp. sr. notes 9 7/8s, 2007                                                      70,038
.........................................................................................................................
            20,000   CMS Energy Corp. sr. notes 7 5/8s, 2004                                                      20,300
.........................................................................................................................
            95,000   Consumers Energy Co. 1st mtge. Ser. B,
                     5 3/8s, 2013                                                                                 93,030
.........................................................................................................................
            30,000   Consumers Energy Co. bonds 6 1/4s, 2006                                                      31,518
.........................................................................................................................
            40,000   Dayton Power & Light Co. (The) 144A
                     1st mtge. 5 1/8s, 2013                                                                       38,318
.........................................................................................................................
           120,000   Dominion Resources, Inc. notes
                     5 1/8s, 2009                                                                                122,491
.........................................................................................................................
            80,000   Dominion Resources, Inc. unsub. notes
                     5.7s, 2012                                                                                   81,370
.........................................................................................................................
            60,000   DPL, Inc. sr. notes 6 7/8s, 2011                                                             60,450
.........................................................................................................................
            65,000   Duke Capital Corp. sr. notes Ser. A,
                     6 1/4s, 2005                                                                                 67,121
.........................................................................................................................
           110,000   Duke Energy Field Services, LLC notes
                     7 7/8s, 2010                                                                                125,363
.........................................................................................................................
           100,000   Dynegy Holdings, Inc. sr. notes
                     6 7/8s, 2011                                                                                 86,125
.........................................................................................................................
           100,000   Edison Mission Energy sr. notes
                     9 7/8s, 2011                                                                                104,250
.........................................................................................................................
            50,000   El Paso Corp. sr. notes 7 3/8s, 2012                                                         43,375
.........................................................................................................................
           185,000   El Paso Corp. sr. notes Ser. MTN,
                     7 3/4s, 2032                                                                                148,463
.........................................................................................................................
            95,000   Exelon Generation Co., LLC sr. notes
                     6.95s, 2011                                                                                 104,018
.........................................................................................................................
            35,000   Florida Power & Light Co. 1st mtge.
                     5.95s, 2033                                                                                  34,595
.........................................................................................................................
            25,000   Florida Power & Light Co. 1st mtge.
                     5 5/8s, 2034                                                                                 23,592
.........................................................................................................................
            25,000   Indianapolis Power & Light 144A 1st mtge.
                     6.3s, 2013                                                                                   25,660
.........................................................................................................................
            50,000   KeySpan Corp. notes 7 5/8s, 2010                                                             57,515
.........................................................................................................................
            75,000   Kinder Morgan, Inc. sr. notes 6 1/2s, 2012                                                   79,282
.........................................................................................................................
           100,000   Midwest Generation, LLC 144A
                     sec. notes 8 3/4s, 2034                                                                     101,000
.........................................................................................................................
            80,000   Monongahela Power Co. 1st mtge.
                     5s, 2006                                                                                     81,682
.........................................................................................................................
            30,000   National Fuel Gas Co. notes 5 1/4s, 2013                                                     29,663
.........................................................................................................................
            80,000   Nevada Power Co. 2nd mtge. 9s, 2013                                                          87,000
.........................................................................................................................
            65,000   NiSource Finance Corp. company guaranty
                     7 7/8s, 2010                                                                                 74,516
.........................................................................................................................
           120,000   Northern States Power Co. mtge. Ser. B,
                     8s, 2012                                                                                    142,632
.........................................................................................................................
            45,000   Oncor Electric Delivery Co. sec. notes
                     7 1/4s, 2033                                                                                 49,895
.........................................................................................................................
            60,000   Oncor Electric Delivery Co. sec. notes
                     6 3/8s, 2012                                                                                 64,211
.........................................................................................................................
            50,000   Pacific Gas & Electric Co. 1st mtge.
                     6.05s, 2034                                                                                  47,031
.........................................................................................................................
            30,000   Pacific Gas & Electric Co. 1st mtge.
                     4.8s, 2014                                                                                   28,450
.........................................................................................................................
            15,000   Pacific Gas & Electric Co. 1st. mtge.
                     4.2s, 2011                                                                                   14,281
.........................................................................................................................
            45,000   PacifiCorp Sinking Fund 1st mtge.
                     5.45s, 2013                                                                                  45,656
.........................................................................................................................
            20,000   Panhandle Eastern Pipe Line sr. notes
                     4.8s, 2008                                                                                   19,941
.........................................................................................................................
            40,000   Pepco Holdings, Inc. notes 5 1/2s, 2007                                                      41,294
.........................................................................................................................
            30,000   Potomac Edison Co. 1st mtge. 8s, 2024                                                        29,867
.........................................................................................................................
            98,299   Power Receivable Finance, LLC 144A
                     sr. notes 6.29s, 2012                                                                       100,094
.........................................................................................................................
            30,000   PP&L Capital Funding, Inc. company
                     guaranty Ser. D, 8 3/8s, 2007                                                                33,415
.........................................................................................................................
           115,000   Progress Energy, Inc. sr. notes 6.05s, 2007                                                 121,237
.........................................................................................................................
            25,000   Public Service Company of New Mexico
                     sr. notes 4.4s, 2008                                                                         24,850
.........................................................................................................................
            60,000   Public Service Electric & Gas Co. 1st mtge.
                     FRN 6 3/8s, 2008                                                                             64,340
.........................................................................................................................
            45,000   Public Services Co. of Colorado sr. notes
                     Ser. A, 6 7/8s, 2009                                                                         49,739
.........................................................................................................................
            25,000   Rochester Gas & Electric notes
                     6 3/8s, 2033                                                                                 25,200
.........................................................................................................................
           125,000   South Carolina Electric & Gas Co.
                     1st mtge. 5.8s, 2033                                                                        120,055
.........................................................................................................................
            40,000   Southern California Edison Co. 1st mtge.
                     6s, 2034                                                                                     38,327
.........................................................................................................................
            25,000   Southern California Edison Co. 1st mtge.
                     5s, 2014                                                                                     24,322
.........................................................................................................................
            30,000   Tampa Electric Co. notes 6 7/8s, 2012                                                        31,994
.........................................................................................................................
           145,000   Teco Energy, Inc. notes 7.2s, 2011                                                          142,463
.........................................................................................................................
            35,000   Western Energy, Inc. sr. notes Ser. (a),
                     7 1/8s, 2009                                                                                 37,791
.........................................................................................................................
            40,000   Western Resources, Inc. 1st mtge.
                     7 7/8s, 2007                                                                                 44,030
.........................................................................................................................
            94,000   Western Resources, Inc. sr. notes
                     9 3/4s, 2007                                                                                107,138
.........................................................................................................................
            15,000   Williams Cos., Inc. (The) notes
                     8 3/4s, 2032                                                                                 15,000
.........................................................................................................................
           200,000   Williams Cos., Inc. (The) notes
                     7 5/8s, 2019                                                                                192,500
.........................................................................................................................
            65,000   Williams Cos., Inc. (The) sr. notes
                     8 5/8s, 2010                                                                                 71,338
.........................................................................................................................
            33,477   York Power Funding 144A notes 12s, 2007
                     (Cayman Islands) (In default) (NON)                                                               3
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,357,610
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $43,787,621)                                                                      $44,878,859
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $498,927   Asset Securitization Corp. Ser. 96-D3,
                     Class A1C, 7.4s, 2026                                                                      $535,121
.........................................................................................................................
         5,722,621   Banc of America Large Loan 144A
                     Ser. 03-BBA2, Class X1A, Interest Only
                     (IO), 0.806s, 2015                                                                           49,114
.........................................................................................................................
                     Bear Stearns Commercial Mortgage
                     Securitization Corp. 144A
.........................................................................................................................
           100,000   Ser. 04-ESA, Class K, 3.753s, 2016                                                          100,000
.........................................................................................................................
           100,000   Ser. 04-HS2A, Class G, 2.611s, 2016                                                         100,000
.........................................................................................................................
           526,402   Chase Commercial Mortgage Securities
                     Corp. Ser. 00-1, Class A1, 7.656s, 2032                                                     540,125
.........................................................................................................................
                     Commercial Mortgage Acceptance Corp.
.........................................................................................................................
           186,000   Ser. 97-ML1, Class A3, 6.57s, 2007                                                          198,540
.........................................................................................................................
           220,000   Ser. 97-ML1, Class A2, 6.53s, 2007                                                          226,600
.........................................................................................................................
         3,300,774   Ser. 97-ML1, IO, 0.804s, 2017                                                                55,185
.........................................................................................................................
            55,000   CS First Boston Mortgage Securities Corp.
                     144A FRB Ser. 03-TF2A, Class L,
                     5.239s, 2014                                                                                 54,592
.........................................................................................................................
         3,052,201   Deutsche Mortgage & Asset Receiving
                     Corp. Ser. 98-C1, Class X, IO,
                     1.117s, 2023                                                                                 84,494
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
           161,765   Ser. 04-10, Class QC, 23.4s, 2031                                                           191,957
.........................................................................................................................
            15,189   Ser. 02-36, Class SJ, 16 7/8s, 2029                                                          16,629
.........................................................................................................................
           203,490   Ser. 04-4, Class QM, 11.6s, 2033                                                            195,963
.........................................................................................................................
           122,768   Ser. 04-T3, Class PT1, 10.432s, 2044                                                        141,452
.........................................................................................................................
            86,389   Ser. 03-W6, Class PT1, 9.473s, 2042                                                          98,196
.........................................................................................................................
            70,133   Ser. 02-26, Class A2, 7 1/2s, 2048                                                           75,721
.........................................................................................................................
             8,814   Ser. 04-T3, Class 1A4, 7 1/2s, 2044                                                           9,516
.........................................................................................................................
             5,296   Ser. 02-T18, Class A4, 7 1/2s, 2042                                                           5,718
.........................................................................................................................
           149,763   Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                                         161,697
.........................................................................................................................
           316,790   Ser. 02-T16, Class A3, 7 1/2s, 2042                                                         342,033
.........................................................................................................................
           298,094   Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                         321,847
.........................................................................................................................
            54,528   Ser. 02-T12, Class A3, 7 1/2s, 2042                                                          58,873
.........................................................................................................................
           128,066   Ser. 02-W4, Class A5, 7 1/2s, 2042                                                          138,271
.........................................................................................................................
           116,631   Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                          125,924
.........................................................................................................................
           353,841   Ser. 02-14, Class A2, 7 1/2s, 2042                                                          382,037
.........................................................................................................................
           276,330   Ser. 02-T4, Class A3, 7 1/2s, 2041                                                          298,349
.........................................................................................................................
           116,681   Ser. 02-T6, Class A2, 7 1/2s, 2041                                                          125,978
.........................................................................................................................
               416   Ser. 01-T12, Class A2, 7 1/2s, 2041                                                             449
.........................................................................................................................
           720,138   Ser. 01-T8, Class A1, 7 1/2s, 2041                                                          777,522
.........................................................................................................................
               114   Ser. 01-T7, Class A1, 7 1/2s, 2041                                                              123
.........................................................................................................................
            30,975   Ser. 01-T1, Class A1, 7 1/2s, 2040                                                           33,443
.........................................................................................................................
            11,100   Ser. 99-T2, Class A1, 7 1/2s, 2039                                                           11,985
.........................................................................................................................
           118,352   Ser. 02-T1, Class A3, 7 1/2s, 2031                                                          127,783
.........................................................................................................................
               498   Ser. 02-W7, Class A5, 7 1/2s, 2029                                                              537
.........................................................................................................................
           432,981   Ser. 02-W3, Class A5, 7 1/2s, 2028                                                          467,483
.........................................................................................................................
            22,637   Ser. 02-36, Class QL, IO, 6.85s, 2029                                                           108
.........................................................................................................................
           820,839   Ser. 03-118, Class SF, IO, 6.8s, 2033                                                       129,026
.........................................................................................................................
            32,910   Ser. 02-36, Class QH, IO, 6 3/4s, 2029                                                        2,163
.........................................................................................................................
           652,852   Ser. 03-31, Class IM, IO, 5 3/4s, 2032                                                       85,483
.........................................................................................................................
           204,753   Ser. 346, Class 2, IO, 5 1/2s, 2033                                                          57,715
.........................................................................................................................
         1,405,570   Ser. 338, Class 2, IO, 5 1/2s, 2033                                                         395,317
.........................................................................................................................
         1,787,465   Ser. 333, Class 2, IO, 5 1/2s, 2033                                                         513,056
.........................................................................................................................
         2,529,127   Ser. 329, Class 2, IO, 5 1/2s, 2033                                                         687,606
.........................................................................................................................
           552,774   Ser. 348, Class 4, IO, 5s, 2034                                                             147,435
.........................................................................................................................
           294,933   Ser. 348, Class 5, IO, 5s, 2034                                                              74,517
.........................................................................................................................
           294,660   Ser. 343, Class 29, IO, 5s, 2033                                                             53,223
.........................................................................................................................
           764,421   Ser. 343, Class 4, IO, 5s, 2033                                                             193,375
.........................................................................................................................
           440,857   Ser. 343, Class 5, IO, 5s, 2033                                                             113,107
.........................................................................................................................
           502,873   Ser. 343, Class 9, IO, 5s, 2033                                                             133,890
.........................................................................................................................
           308,035   Ser. 03-24, Class UI, IO, 5s, 2031                                                           64,098
.........................................................................................................................
         1,420,265   Ser. 03-W12, Class 2, IO, 2.231s, 2043                                                       91,040
.........................................................................................................................
         2,890,473   Ser. 03-W10, Class 1, IO, 2.024s, 2043                                                      168,009
.........................................................................................................................
           809,518   Ser. 03-W10, Class 3, IO, 2.01s, 2043                                                        46,800
.........................................................................................................................
         2,933,083   Ser. 03-W8, Class 12, IO, 1.643s, 2042                                                      143,328
.........................................................................................................................
         2,068,827   Ser. 03-W8, Class 11, IO, 1.227s, 2042                                                       20,867
.........................................................................................................................
           963,078   Ser. 03-W17, Class 12, IO, 1.162s, 2033                                                      32,118
.........................................................................................................................
         4,145,733   Ser. 03-T2, Class 2, IO, 1.113s, 2042                                                       107,583
.........................................................................................................................
           968,893   Ser. 03-W6, Class 51, IO, 0.672s, 2042                                                       18,103
.........................................................................................................................
           975,703   Ser. 01-T12, Class IO, 0.572s, 2041                                                          15,126
.........................................................................................................................
         1,615,922   Ser. 01-50, Class B1, IO, 0.482s, 2041                                                       20,065
.........................................................................................................................
         7,853,435   Ser. 03-W2, Class 1, IO, 0.47s, 2042                                                        104,415
.........................................................................................................................
         5,023,420   Ser. 02-T4, IO, 0.451s, 2041                                                                 60,636
.........................................................................................................................
           929,497   Ser. 02-T1, IO, 0.424s, 2031                                                                 10,625
.........................................................................................................................
         1,386,441   Ser. 03-W6, Class 3, IO, 0.367s, 2042                                                        14,508
.........................................................................................................................
         1,480,939   Ser. 03-W6, Class 23, IO, 0.352s, 2042                                                       14,875
.........................................................................................................................
         3,477,223   Ser. 01-79, Class BI, IO, 0.345s, 2045                                                       32,923
.........................................................................................................................
                     Federal Home Loan Mortgage Corp.
                     Structured Pass-Through Securities
.........................................................................................................................
            95,196   Ser. T-58, Class 4A, 7 1/2s, 2043                                                           102,782
.........................................................................................................................
         1,158,032   Ser. T-56, Class A, IO, 1.717s, 2043                                                         29,313
.........................................................................................................................
         1,254,186   Ser. T-56, Class 3, IO, 0.338s, 2043                                                         16,069
.........................................................................................................................
         1,435,039   Ser. T-56, Class 1, IO, 0.27s, 2043                                                          13,453
.........................................................................................................................
         1,443,785   Ser. T-56, Class 2, IO, 0.056s, 2043                                                          4,963
.........................................................................................................................
           285,000   FFCA Secured Lending Corp. 144A
                     Ser. 00-1, Class A2, 7.77s, 2027                                                            307,522
.........................................................................................................................
           200,000   First Chicago Lennar Trust 144A
                     Ser. 97-CHL1, Class D, 7.902s, 2039                                                         205,938
.........................................................................................................................
         1,731,280   First Union National Bank-Bank of
                     America Commercial Mortgage 144A
                     Ser. 01-C1, Class 3, IO, 2.026s, 2033                                                       149,120
.........................................................................................................................
                     Freddie Mac
.........................................................................................................................
           296,921   Ser. 2763, Class SC, 23.645s, 2032                                                          351,399
.........................................................................................................................
           337,821   Ser. 2702, Class DI, IO, 5 1/2s, 2024                                                        38,617
.........................................................................................................................
           351,622   Ser. 2596, Class IL, IO, 5s, 2030                                                            67,186
.........................................................................................................................
           115,841   Ser. 2696, Principal Only (PO),
                     zero %, 2033                                                                                 68,230
.........................................................................................................................
            65,302   General Growth Properties-Mall
                     Properties Trust FRB Ser. 01-C1A,
                     Class D3, 3.489s, 2014                                                                       65,384
.........................................................................................................................
           210,948   Government National Mortgage
                     Association Ser. 03-114, Class SP,
                     16.193s, 2027                                                                               228,812
.........................................................................................................................
            26,000   GS Mortgage Securities Corp. II 144A
                     FRB Ser. 03-FL6A, Class L, 4.489s, 2015                                                      26,033
.........................................................................................................................
            77,294   Lehman Brothers Floating Rate
                     Commercial Mortgage Trust 144A FRB
                     Ser. 03-C4, Class A, 1.79s, 2015                                                             77,391
.........................................................................................................................
                     Merrill Lynch Mortgage Investors, Inc.
.........................................................................................................................
            75,408   Ser. 99-C1, Class A1, 7.37s, 2031                                                            79,255
.........................................................................................................................
             4,501   Ser. 95-C3, Class A3, 7.141s, 2025                                                            4,518
.........................................................................................................................
                     Morgan Stanley Capital I 144A
.........................................................................................................................
           100,000   Ser. 04-RR, Class F5, 6s, 2039                                                               84,094
.........................................................................................................................
           100,000   Ser. 04-RR, Class F6, 6s, 2039                                                               81,215
.........................................................................................................................
                     Morgan Stanley Dean Witter Capital I
                     144A FRB
.........................................................................................................................
            27,966   Ser. 01-XLF, Class D, 2.67s, 2013                                                            27,975
.........................................................................................................................
            31,115   Ser. 01-XLF, Class E, 2.62s, 2013                                                            31,118
.........................................................................................................................
                     Mortgage Capital Funding, Inc. FRB
.........................................................................................................................
           118,000   Ser. 98-MC3, Class E, 7.299s, 2031                                                          127,182
.........................................................................................................................
            49,000   Ser. 98-MC2, Class E, 7.289s, 2030                                                           52,600
.........................................................................................................................
                     Nomura Asset Securities Corp.
.........................................................................................................................
            37,027   Ser. 95-MD3, Class A1B, 8.15s, 2020                                                          37,666
.........................................................................................................................
           265,000   Ser. 96-MD5, Class A1C, 7.12s, 2039                                                         282,098
.........................................................................................................................
            20,588   Salomon Brothers Mortgage Securities VII
                     Ser. 00-C2, Class A1, 7.298s, 2033                                                           21,182
.........................................................................................................................
           728,483   Salomon Brothers Mortgage Securities VII
                     144A Ser. 03-CDCA, Class X3CD, IO,
                     0.89s, 2015                                                                                  10,608
.........................................................................................................................
           625,000   Strategic Hotel Capital, Inc. Ser. 03-1,
                     Class A, 1.789s, 2013                                                                       625,391
.........................................................................................................................
           300,000   Strategic Hotel Capital, Inc. 144A
                     Ser. 03-1, Class I, 3.639s, 2013                                                           $300,375
.........................................................................................................................
           581,738   Structured Adjustable Rate Mortgage
                     Loan Ser. 04-6, Class 1A, 4.553s, 2034                                                      588,919
.........................................................................................................................
                     Structured Asset Securities Corp.
.........................................................................................................................
           233,353   Ser. 03-26A, Class 2A, 4.629s, 2033                                                         236,708
.........................................................................................................................
           110,000   Ser. 04-8, Class 1A1, 4.442s, 2034                                                          111,461
.........................................................................................................................
            29,000   Trizechahn Office Properties Trust 144A
                     Ser. 01-TZHA, Class D3, 6.943s, 2013                                                         30,788
------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized Mortgage Obligations
                     (cost $14,497,434)                                                                      $14,089,762
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (2.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $553,500   Aames Mortgage Trust Ser. 03-1,
                     Class A, IO, 6s, 2005                                                                       $26,770
.........................................................................................................................
            32,059   Aames Mortgage Trust 144A Ser. 03-1N,
                     Class A, 7 1/2s, 2033                                                                        32,028
.........................................................................................................................
           285,000   Ace Securities Corp. Ser. 03-FM1,
                     Class A, IO, 4 1/2s, 2005                                                                    14,165
.........................................................................................................................
            47,884   Aegis Asset Backed Securities Trust 144A
                     Ser. 04-2N, Class N1, 4 1/2s, 2034                                                           47,884
.........................................................................................................................
           346,444   AFC Home Equity Loan Trust Ser. 99-2,
                     Class 1A, 1.71s, 2029                                                                       346,444
.........................................................................................................................
           340,000   American Express Credit Account
                     Master Trust 144A Ser. 04-C, Class C,
                     1.764s, 2012                                                                                340,000
.........................................................................................................................
                     Ameriquest Mortgage Securities, Inc.
.........................................................................................................................
           366,000   Ser. 03-12, Class S, IO, 5s, 2006                                                            22,074
.........................................................................................................................
         2,137,660   Ser. 03-3, Class S, IO, 5s, 2005                                                             77,908
.........................................................................................................................
           558,983   Ser. 03-8, Class S, IO, 5s, 2006                                                             24,483
.........................................................................................................................
                     Amortizing Residential Collateral Trust
.........................................................................................................................
           103,455   Ser. 01-BC6, Class A, IO, 6s, 2004                                                            1,971
.........................................................................................................................
           239,818   Ser. 02-BC1, Class A, IO, 6s, 2005                                                            5,740
.........................................................................................................................
           132,727   Ser. 02-BC10, Class A, IO, 6s, 2004                                                           3,838
.........................................................................................................................
           166,364   Ser. 02-BC3, Class A, IO, 6s, 2005                                                            6,436
.........................................................................................................................
           330,545   Ser. 02-BC5, Class A, IO, 6s, 2004                                                            1,374
.........................................................................................................................
           363,636   Ser. 02-BC6, Class A, IO, 6s, 2004                                                            3,321
.........................................................................................................................
           218,182   Ser. 02-BC8, Class A, IO, 6s, 2004                                                            4,157
.........................................................................................................................
           221,091   Ser. 02-BC9, Class A, IO, 6s, 2004                                                            5,304
.........................................................................................................................
            34,029   AQ Finance NIM Trust 144A Ser. 03-N2,
                     Class Note, 9.3s, 2033                                                                       34,284
.........................................................................................................................
                     Arc Net Interest Margin Trust 144A
.........................................................................................................................
             5,616   Ser. 02-6, Class A, 7 3/4s, 2032                                                              5,574
.........................................................................................................................
             1,167   Ser. 02-8A, Class A1, 7 3/4s, 2032                                                            1,158
.........................................................................................................................
            65,588   Argent NIM Trust Ser. 03-N8, Class A,
                     5.56s, 2034                                                                                  65,588
.........................................................................................................................
            95,467   Argent NIM Trust 144A Ser. 04-WN4,
                     Class A, 4.459s, 2034                                                                        95,203
.........................................................................................................................
                     Asset Backed Funding Corp. NIM Trust 144A
.........................................................................................................................
            21,902   Ser. 03-OPT1, Class Note, 6.9s, 2033                                                         21,902
.........................................................................................................................
            12,598   Ser. 03-WF1, Class N1, 8.35s, 2032                                                           12,598
.........................................................................................................................
            67,923   Ser. 04-0PT1, Class N1, 4.55s, 2033                                                          67,920
.........................................................................................................................
           101,345   Ser. 04-AHL1, Class Note, 5.6s, 2033                                                        101,341
.........................................................................................................................
                     Asset Backed Securities Corp.
                     Home Equity Loan Trust
.........................................................................................................................
           976,000   Ser. 02-HE1, Class A, IO, 3.6s, 2032                                                             94
.........................................................................................................................
            39,222   FRB Ser. 04-HE1, Class A3, 1.639s, 2034                                                      39,243
.........................................................................................................................
            60,000   Bank One Issuance Trust FRB Ser. 03-C4,
                     Class C4, 2.269s, 2011                                                                       61,040
.........................................................................................................................
                     Bayview Financial Acquisition Trust
.........................................................................................................................
         1,857,355   Ser. 03-X, Class A, IO, 0.89s, 2006                                                          24,088
.........................................................................................................................
           268,751   Ser. 04-B, Class A1, 1.82s, 2039                                                            268,751
.........................................................................................................................
           250,000   FRB Ser. 03-G, Class A1, 1.92s, 2039                                                        250,000
.........................................................................................................................
           207,434   FRB Ser. 03-F, Class A, 1.82s, 2043                                                         207,775
.........................................................................................................................
         6,369,525   Bayview Financial Asset Trust Ser. 03-Z,
                     Class A, IO, 0.743s, 2005                                                                    29,857
.........................................................................................................................
                     Bayview Financial Asset Trust 144A FRB
.........................................................................................................................
            88,408   Ser. 03-SSRA, Class A, 2s, 2038                                                              88,408
.........................................................................................................................
            88,408   Ser. 03-SSRA, Class M, 2.65s, 2038                                                           88,408
.........................................................................................................................
                     Bear Stearns Asset Backed Securities, Inc.
.........................................................................................................................
         1,083,000   Ser. 03-1, Class A, IO, 5s, 2005                                                             56,519
.........................................................................................................................
           758,000   Ser. 03-AC3, Class A, IO, 5s, 2005                                                           40,624
.........................................................................................................................
           509,000   Ser. 03-AC4, Class A, IO, 5s, 2006                                                           31,335
.........................................................................................................................
            88,000   FRB Ser. 03-3, Class A2, 1.89s, 2043                                                         88,000
.........................................................................................................................
           270,886   FRB Ser. 03-1, Class A1, 1.8s, 2042                                                         270,886
.........................................................................................................................
            13,000   Capital One Multi-Asset Execution Trust
                     FRB Ser. 02-C1, Class C1, 3.989s, 2010                                                       13,626
.........................................................................................................................
           203,806   CDC Mortgage Capital Trust Ser. 02-HE2,
                     Class A, IO, 5 1/4s, 2005                                                                     9,139
.........................................................................................................................
           140,000   CDO Repackaging Trust Series 144A FRB
                     Ser. 03-2, Class A, 5.23s, 2008                                                             142,450
.........................................................................................................................
         2,252,091   Centex Home Equity Ser. 03-A,
                     Class A, IO, 4.469s, 2006                                                                   111,846
.........................................................................................................................
           100,000   Chase Credit Card Master Trust FRB
                     Ser. 03-3, Class C, 2.319s, 2010                                                            101,882
.........................................................................................................................
            24,543   Chase Funding Net Interest Margin 144A
                     Ser. 03-5A, Class Note, 5 3/4s, 2034                                                         24,605
.........................................................................................................................
            60,000   Citibank Credit Card Issuance Trust FRN
                     Ser. 01-C1, Class C1, 2.22s, 2010                                                            61,085
.........................................................................................................................
           100,000   CNL Funding Ser. 99-1, Class A2,
                     7.645s, 2014                                                                                103,541
.........................................................................................................................
                     Conseco Finance Securitizations Corp.
.........................................................................................................................
           324,000   Ser. 00-4, Class A6, 8.31s, 2032                                                            274,775
.........................................................................................................................
           150,000   Ser. 01-04, Class A4, 7.36s, 2019                                                           145,498
.........................................................................................................................
           893,550   Ser. 01-1, Class A, IO, 2 1/2s, 2032                                                         43,107
.........................................................................................................................
           720,000   Ser. 01-1, Class A5, 6.99s, 2032                                                            650,761
.........................................................................................................................
         1,974,900   Ser. 01-3, Class A, IO, 2 1/2s, 2033                                                        110,220
.........................................................................................................................
            57,000   Ser. 01-3, Class A3, 5.79s, 2024                                                             56,050
.........................................................................................................................
           822,979   Ser. 01-4, Class A, IO, 2 1/2s, 2033                                                         40,521
.........................................................................................................................
           145,312   Ser. 02-1, Class A, 6.681s, 2032                                                            148,404
.........................................................................................................................
           163,373   Ser. 02-2, Class A, IO, 8 1/2s, 2010                                                         46,015
.........................................................................................................................
           361,585   Ser. 02-A, Class A, IO, 7 1/4s, 2032                                                          1,088
.........................................................................................................................
           421,671   Conseco Recreational Enthusiast
                     Consumer Trust Ser. 01-A, Class AP, IO,
                     5s, 2025                                                                                      5,424
.........................................................................................................................
                     Countrywide Asset Backed
                     Certificates 144A
.........................................................................................................................
            27,708   Ser. 03-5NF, Class NF, 6 3/4s, 2034                                                          27,975
.........................................................................................................................
            51,524   Ser. 04-1NIM, Class Note, 6s, 2034                                                           51,730
.........................................................................................................................
            66,473   Ser. 04-BC1N, Class Note, 5 1/2s, 2035                                                       66,242
.........................................................................................................................
         1,897,500   Fannie Mae Ser. 03-T2, Class S1, IO,
                     3 1/2s, 2004                                                                                 20,042
.........................................................................................................................
           785,000   Federal Home Loan Mortgage Corp.
                     Structured Pass-Through Securities
                     Ser. T-40, Class S, IO, 2 1/2s, 2004                                                          2,981
.........................................................................................................................
                     First Franklin Mortgage Loan Asset
                     Backed Certificates
.........................................................................................................................
         1,186,365   Ser. 03-FF3, Class A, IO, 6s, 2005                                                           20,580
.........................................................................................................................
           392,000   Ser. 03-FFC, Class S, IO, 6s, 2005                                                           32,095
.........................................................................................................................
             8,897   First Franklin NIM Trust Ser. 02-FF3,
                     Class Note, 7 3/4s, 2032                                                                      8,803
.........................................................................................................................
            51,099   First Franklin NIM Trust 144A Ser. 04-FF1,
                     Class N1, 4 1/2s, 2034                                                                       50,956
.........................................................................................................................
           100,000   Ford Credit Auto Owner Trust Ser. 04-A,
                     Class C, 4.19s, 2009                                                                        100,063
.........................................................................................................................
                     Fremont NIM Trust 144A
.........................................................................................................................
            28,099   Ser. 03-B, Class Note, 5.65s, 2033                                                           28,029
.........................................................................................................................
            84,340   Ser. 04-A, Class Note, 4 3/4s, 2034                                                          84,255
.........................................................................................................................
            47,065   Ser. 04-B, Class Note, 4.703s, 2034                                                          47,065
.........................................................................................................................
            20,000   Goldentree Loan Opportunities II, Ltd.
                     144A FRN Ser. 2A, Class 4, 4.37s, 2015
                     (Cayman Islands)                                                                             20,025
.........................................................................................................................
                     Granite Mortgages PLC
.........................................................................................................................
            70,000   Ser. 03-3, Class 1C, 2.6s, 2044
                     (United Kingdom)                                                                             72,013
.........................................................................................................................
            80,000   FRB Ser. 04-1, Class 1C, 2.45s, 2044
                     (United Kingdom)                                                                             80,238
.........................................................................................................................
            50,000   FRB Ser. 02-2, Class 1C, 2.4s, 2043
                     (United Kingdom)                                                                             50,916
.........................................................................................................................
           100,000   Ser. 04-2, Class 1C, 2.068s, 2044
                     (United Kingdom)                                                                            100,000
.........................................................................................................................
           330,000   Green Tree Financial Corp. Ser. 99-5,
                     Class A5, 7.86s, 2030                                                                       286,955
.........................................................................................................................
           180,000   Greenpoint Manufactured Housing
                     Ser. 99-5, Class A4, 7.59s, 2028                                                            189,396
.........................................................................................................................
           183,000   GS Auto Loan Trust 144A Ser. 04-1,
                     Class D, 5s, 2011                                                                           179,612
.........................................................................................................................
                     GSAMP Trust 144A
.........................................................................................................................
            19,847   Ser. 03-HE1N, Class Note, 7 1/4s, 2033                                                       19,827
.........................................................................................................................
            88,217   Ser. 04, Class Note, 5 1/2s, 2032                                                            88,327
.........................................................................................................................
            50,000   Ser. 04-HE1N, Class N1, 5s, 2034                                                             49,935
.........................................................................................................................
                     Holmes Financing PLC FRB
.........................................................................................................................
            40,000   Ser. 4, Class 3C, 2.44s, 2040
                     (United Kingdom)                                                                             40,573
.........................................................................................................................
            80,000   Ser. 5, Class 2C, 2.59s, 2005
                     (United Kingdom)                                                                             80,575
.........................................................................................................................
            36,000   Ser. 8, Class 2C, 1.834s, 2040
                     (United Kingdom)                                                                             36,000
.........................................................................................................................
                    Home Equity Asset Trust 144A
.........................................................................................................................
            32,199   Ser. 03-3N, Class A, 8s, 2033                                                                32,360
.........................................................................................................................
            17,671   Ser. 03-4N, Class A, 8s, 2033                                                                17,759
.........................................................................................................................
            89,228   Ser. 03-6N, Class A, 6 1/2s, 2034                                                            89,228
.........................................................................................................................
            28,658   Ser. 03-7N, Class A, 5 1/4s, 2034                                                            28,587
.........................................................................................................................
            70,000   Ser. 04-1N, Class A, 5s, 2034                                                                69,825
.........................................................................................................................
         1,102,000   Irwin Home Equity Ser. 03-B, Class A, IO,
                     10s, 2005                                                                                   123,631
.........................................................................................................................
           120,000   LNR CDO, Ltd. 144A FRB Ser. 03-1A,
                     Class EFL, 4.285s, 2036 (Cayman Islands)                                                    126,684
.........................................................................................................................
            50,000   Long Beach Asset Holdings Corp. 144A
                     Ser. 04-2, Class N1, 4.94s, 2034                                                             50,000
.........................................................................................................................
            18,256   Long Beach Asset Holdings Corp. NIM
                     Trust 144A Ser. 03-4, Class N1,
                     6.535s, 2033                                                                                 18,279
.........................................................................................................................
                     Long Beach Mortgage Loan Trust
.........................................................................................................................
         1,480,000   Ser. 04-3, Class S1, IO, 4 1/2s, 2006                                                       104,192
.........................................................................................................................
           740,000   Ser. 04-3, Class S2, IO, 4 1/2s, 2006                                                        52,096
.........................................................................................................................
                     Marriott Vacation Club Owner Trust 144A
.........................................................................................................................
            50,000   Ser. 04-1A, Class C, 5.265s, 2026                                                            49,778
.........................................................................................................................
            56,635   FRB Ser. 02-1A, Class A1, 1.98s, 2010                                                        57,205
.........................................................................................................................
            50,483   Master Asset Backed Securities NIM Trust
                     144A Ser. 04-CI3, Class N1, 4.45s, 2034                                                      50,481
.........................................................................................................................
           100,000   MBNA Credit Card Master Note Trust
                     FRN Ser. 03-C5, Class C5, 2.419s, 2010                                                      102,075
.........................................................................................................................
           139,051   Merit Securities Corp. FRB Ser. 11PA,
                     Class 3A1, 1.94s, 2027                                                                      132,761
.........................................................................................................................
                     Merrill Lynch Mortgage Investors, Inc. 144A
.........................................................................................................................
            34,371   Ser. 03-OP1N, Class N1, 7 1/4s, 2034                                                         34,393
.........................................................................................................................
           117,789   Ser. 04-WM1N, Class N1, 4 1/2s, 2034                                                        117,200
.........................................................................................................................
            94,343   Ser. 04-WM3N, Class N1, 4 1/2s, 2005                                                         93,748
.........................................................................................................................
            59,305   Mid-State Trust Ser. 11, Class B,
                     8.221s, 2038                                                                                 58,419
.........................................................................................................................
                     Morgan Stanley ABS Capital I 144A
.........................................................................................................................
            35,272   Ser. 03-NC8N, Class Note, 7.6s, 2033                                                         35,628
.........................................................................................................................
            25,879   Ser. 03-NC9N, Class Note, 7.6s, 2033                                                         26,008
.........................................................................................................................
            66,270   Ser. 04-NC2N, Class Note, 6 1/4s, 2033                                                       66,435
.........................................................................................................................
            53,000   Morgan Stanley Auto Loan Trust 144A
                     Ser. 04-HB1, Class D, 5 1/2s, 2011                                                           51,808
.........................................................................................................................
            25,000   Morgan Stanley Dean Witter Capital I
                     FRN Ser. 01-NC4, Class B1, 3.8s, 2032                                                        24,681
.........................................................................................................................
                     New Century Home Equity Loan Trust
.........................................................................................................................
         1,388,000   Ser. 03-2, Class A, IO, 4 1/2s, 2005                                                         35,533
.........................................................................................................................
            69,000   Ser. 03-5, Class AI7, 5.15s, 2033                                                            67,340
.........................................................................................................................
                     New Century Mortgage Corp. NIM
                     Trust 144A
.........................................................................................................................
            29,548   Ser. 03-5, Class Note, 8s, 2033                                                              29,927
.........................................................................................................................
            42,497   Ser. 03-B, Class Note, 6 1/2s, 2033                                                          42,816
.........................................................................................................................
                     Oakwood Mortgage Investors, Inc.
.........................................................................................................................
           219,732   Ser. 01-E, Class A, IO, 6s, 2009                                                             41,247
.........................................................................................................................
           321,726   Ser. 02-C, Class A1, 5.41s, 2032                                                            282,467
.........................................................................................................................
           195,717   Ocwen Mortgage Loan Asset Backed
                     Certificates Ser. 99-OFS1, Class AV,
                     1.65s, 2029                                                                                 195,655
.........................................................................................................................
            23,227   Option One Mortgage Securities Corp.
                     NIM Trust 144A Ser. 03-5, Class Note,
                     6.9s, 2033                                                                                   23,344
.........................................................................................................................
                     Permanent Financing PLC FRB
.........................................................................................................................
            40,000   Ser. 1, Class 3C, 2.61s, 2042
                     (United Kingdom)                                                                             40,444
.........................................................................................................................
            60,000   Ser. 3, Class 3C, 2.56s, 2042
                     (United Kingdom)                                                                             61,031
.........................................................................................................................
           110,000   Ser. 4, Class 3C, 2.21s, 2042
                     (United Kingdom)                                                                            110,494
.........................................................................................................................
           116,000   Pillar Funding PLC 144A FRB Ser. 04-1A,
                     Class C1, 2.11s, 2011 (United Kingdom)                                                      115,935
.........................................................................................................................
                     Providian Gateway Master Trust 144A
.........................................................................................................................
           100,000   FRB Ser. 04-AA, Class D, 3.089s, 2011                                                       100,080
.........................................................................................................................
           100,000   FRN Ser. 04-BA, Class D, 2.525s, 2010                                                       100,000
.........................................................................................................................
            68,532   Re NIM Trust 144A Ser. 04-A,
                     4.45s, 2034                                                                                  67,658
.........................................................................................................................
                     Residential Asset Mortgage Products, Inc.
.........................................................................................................................
           144,000   Ser. 02-SL1, Class AI3, 7s, 2032                                                            145,733
.........................................................................................................................
         3,425,933   Ser. 03-RS1, Class A, IO, 1s, 2005                                                           23,310
.........................................................................................................................
                     Residential Asset Securities Corp.
.........................................................................................................................
           315,417   Ser. 02-KS4, Class AI, IO, 5s, 2004                                                           6,279
.........................................................................................................................
            96,156   Ser. 02-KS6, Class AIO, IO, 4 1/2s, 2005                                                      2,246
.........................................................................................................................
         1,971,692   Ser. 03-KS2, Class A, IO, 3 1/2s, 2005                                                       48,543
.........................................................................................................................
            20,739   SAIL Net Interest Margin Notes
                     Ser. 03-4, Class A, 7 1/2s, 2033
                     (Cayman Islands)                                                                             20,717
.........................................................................................................................
                     SAIL Net Interest Margin Notes 144A
.........................................................................................................................
            43,706   Ser. 03-12A, Class A, 7.35s, 2033
                     (Cayman Islands)                                                                             43,692
.........................................................................................................................
            41,704   Ser. 03-13A, Class A, 6 3/4s, 2033
                     (Cayman Islands)                                                                             41,650
.........................................................................................................................
            25,249   Ser. 03-6A, Class A, 7s, 2033
                     (Cayman Islands)                                                                             25,062
.........................................................................................................................
            46,830   Ser. 03-9A, Class A, 7s, 2033
                     (Cayman Islands)                                                                             46,587
.........................................................................................................................
           203,882   Ser. 04-4A, Class A, 5s, 2034
                     (Cayman Islands)                                                                            203,577
.........................................................................................................................
            65,750   Ser. 04-5A, Class A, 4 1/2s, 2034
                     (Cayman Islands)                                                                             65,654
.........................................................................................................................
             8,387   Sasco Arc Net Interest Margin Notes
                     Ser. 02-BC10, Class A, 7 3/4s, 2033                                                           8,363
.........................................................................................................................
            19,385   Sharp SP I, LLC Net Interest Margin Trust
                     Ser. 03-NC1N, Class N, 7 1/4s, 2033                                                          19,494
.........................................................................................................................
                     Sharp SP I, LLC Net Interest Margin
                     Trust 144A
.........................................................................................................................
            82,367   Ser. 03-0P1N, Class NA, 4.45s, 2033                                                          82,358
.........................................................................................................................
            40,043   Ser. 04-HE1N, Class Note, 4.94s, 2034                                                        40,043
.........................................................................................................................
            38,292   Ser. 04-HS1N, Class Note, 5.92s, 2034                                                        38,292
.........................................................................................................................
                     Structured Asset Investment Loan Trust
.........................................................................................................................
           325,333   Ser. 03-BC10, Class A, IO, 6s, 2005                                                          11,801
.........................................................................................................................
         2,075,251   Ser. 03-BC11, Class A, IO, 6s, 2005                                                          90,482
.........................................................................................................................
           402,856   Ser. 03-BC12, Class A, IO, 6s, 2005                                                          16,768
.........................................................................................................................
           656,429   Ser. 03-BC13, Class A, IO, 6s, 2005                                                          27,323
.........................................................................................................................
            42,468   Ser. 03-BC1A, Class A, 7 3/4s, 2033                                                          42,262
.........................................................................................................................
         1,908,458   Ser. 03-BC2, Class A, IO, 6s, 2005                                                           59,113
.........................................................................................................................
           248,728   Ser. 03-BC4, Class A, IO, 6s, 2004                                                            5,967
.........................................................................................................................
         1,266,546   Ser. 03-BC6, Class A, IO, 6s, 2005                                                           30,324
.........................................................................................................................
           376,667   Ser. 03-BC8, Class A, IO, 6s, 2005                                                           16,756
.........................................................................................................................
           479,999   Ser. 03-BC9, Class A, IO, 6s, 2005                                                           15,753
.........................................................................................................................
         2,270,000   Ser. 04-1, Class A, IO, 6s, 2005                                                            101,449
.........................................................................................................................
         1,629,900   Ser. 04-3, Class A, IO, 6s, 2005                                                             88,852
.........................................................................................................................
                     Structured Asset Securities Corp.
.........................................................................................................................
           200,727   Ser. 02-HF1, Class A, IO, 6s, 2005                                                            7,765
.........................................................................................................................
         1,377,595   Ser. 03-BC2, Class A, IO, 6s, 2005                                                           51,195
.........................................................................................................................
           111,665   Structured Asset Securities Corp. 144A
                     FRN Ser. 03-NP3, Class A1, 1.8s, 2033                                                       111,665
.........................................................................................................................
           155,000   Terwin Mortgage Trust FRB Ser. 04-5HE,
                     Class A1B, IO, 1.72s, 2035                                                                  155,000
.........................................................................................................................
           100,000   TIAA Commercial Real Estate Securitization
                     Ser. 02-1A, Class III, FRN, 7.6s, 2037
                     (Cayman Islands)                                                                            104,650
.........................................................................................................................
            89,724   Wells Fargo Home Equity Trust 144A
                     Ser. 04-1N, Class A, 5s, 2034                                                                89,403
.........................................................................................................................
            22,000   Whole Auto Loan Trust Ser. 03-1, Class C,
                     3.13s, 2010                                                                                  21,756
.........................................................................................................................
           134,000   Whole Auto Loan Trust 144A Ser. 03-1,
                     Class D, 6s, 2010                                                                           134,356
------------------------------------------------------------------------------------------------------------------------
                     Total Asset-Backed Securities
                     (cost $12,249,599)                                                                      $11,811,210
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
             2,800   Hartford Financial Services Group, Inc.
                     (The) $3.50 cv. pfd.                                                                       $186,900
.........................................................................................................................
             1,200   Hartford Financial Services Group, Inc.
                     (The) $3.00 cv. pfd.                                                                         78,600
.........................................................................................................................
             4,813   Xerox Corp. 6.25% cv. pfd.                                                                  637,121
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $742,463)                                                                            $902,621
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
            $6,400   CenterPoint Energy, Inc. cv. sub notes
                     FRN 2s, 2029                                                                               $209,200
.........................................................................................................................
            80,000   Rite Aid Corp. cv. notes 4 3/4s, 2006                                                        86,300
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $255,711)                                                                            $295,500
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (--%) (a)
------------------------------------------------------------------------------------------------------------------------


Principal Amount                                                                             Rating (RAT)          Value
.........................................................................................................................
           $55,000   IL State G.O. Bonds, 5.1s, 6/1/33                                               Aa3         $48,799
.........................................................................................................................
            50,000   NJ State Tpk. Auth. Rev. Bonds,
                     Ser. B, AMBAC, 4.252s, 1/1/16                                                   Aaa          46,389
.........................................................................................................................
            55,000   OR State G.O. Bonds
                     (Taxable Pension), 5.892s,6/1/27                                                Aa3          55,548
------------------------------------------------------------------------------------------------------------------------
                     Total Municipal Bonds and Notes
                     (cost $160,000)                                                                            $150,736
------------------------------------------------------------------------------------------------------------------------
WARRANTS (--%) (a) (NON)
------------------------------------------------------------------------------------------------------------------------
Number of Warrants                                                                       Expiration Date           Value
.........................................................................................................................
                70   Pliant Corp. 144A                                                            6/1/10              $1
.........................................................................................................................
                30   Solutia, Inc. 144A                                                          7/15/09               1
------------------------------------------------------------------------------------------------------------------------
                     Total Warrants
                     (cost $5,131)                                                                                    $2
------------------------------------------------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS (12.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $2,500,000   Credit Lyonnais North America for an
                     effective yield of 1.41% (France)                                                        $2,480,710
.........................................................................................................................
           700,000   Canadian Imperial Bank of Commerce
                     for an effective yield of 1.11% (Canada)                                                    699,499
.........................................................................................................................
         1,750,000   Park Granada, LLC for an effective yield
                     of 1.08%                                                                                  1,746,679
.........................................................................................................................
         7,195,199   Short-term investments held as collateral
                     for loaned securities with yields ranging
                     from 1.06% to 1.65% and due dates
                     ranging from July 1, 2004 to
                     August 10, 2004 (d)                                                                       7,193,937
.........................................................................................................................
        40,579,921   Putnam Prime Money Market Fund (e)                                                       40,579,921
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $52,700,746)                                                                      $52,700,746
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $414,679,110)                                                                    $450,570,890
------------------------------------------------------------------------------------------------------------------------


DIVERSIFICATION BY COUNTRY
------------------------------------------------------------------------------
Distribution of investments by country of issue at June 30, 2004:
(as a percentage of Market Value)
------------------------------------------------------------------------------
Australia                                                                 0.6%
...............................................................................
Bermuda                                                                   1.0
...............................................................................
Canada                                                                    0.5
...............................................................................
France                                                                    2.0
...............................................................................
Germany                                                                   1.0
...............................................................................
Italy                                                                     0.5
...............................................................................
Japan                                                                     3.4
...............................................................................
Netherlands                                                               0.8
...............................................................................
Switzerland                                                               1.2
...............................................................................
United Kingdom                                                            4.0
...............................................................................
United States                                                            82.0
...............................................................................
Other                                                                     3.0
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2004 (Unaudited)
(aggregate face value $33,903,921)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollar          $9,661,623   $9,710,969     9/15/04       $(49,346)
...............................................................................
British Pound              10,634,797   10,694,687     9/15/04        (59,890)
...............................................................................
Danish Krone                  433,563      435,361     9/15/04         (1,798)
...............................................................................
Euro                        5,304,504    5,316,027     9/15/04        (11,523)
...............................................................................
Hong Kong Dollar              295,852      295,841     9/15/04             11
...............................................................................
Japanese Yen                6,395,017    6,354,202     9/15/04         40,815
...............................................................................
New Zealand Dollar             49,029       48,204     9/15/04            825
...............................................................................
Norwegian Krone               499,234      518,694     9/15/04        (19,460)
...............................................................................
Singapore Dollar              245,413      247,871     9/15/04         (2,458)
...............................................................................
Swedish Krona                 278,801      282,065     9/15/04         (3,264)
------------------------------------------------------------------------------
                                                                    $(106,088)
------------------------------------------------------------------------------

Forward Currency Contracts to Sell at June 30, 2004 (Unaudited)
(aggregate face value $40,259,385)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollar          $1,407,514   $1,419,008     9/15/04        $11,494
...............................................................................
British Pound               8,075,025    8,132,775     9/15/04         57,750
...............................................................................
Canadian Dollar               504,586      497,009     9/15/04         (7,577)
...............................................................................
Euro                       20,705,821   20,593,642     9/15/04       (112,179)
...............................................................................
Japanese Yen                5,071,368    5,039,349     9/15/04        (32,019)
...............................................................................
Swedish Krona                 106,088      107,330     9/15/04          1,242
...............................................................................
Swiss Franc                 4,465,888    4,470,272     9/15/04          4,384
------------------------------------------------------------------------------
                                                                     $(76,905)
------------------------------------------------------------------------------

Futures Contracts Outstanding at June 30, 2004 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate  Expiration   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Euro 90 day (Long)           $734,850     $735,537      Sep-04          $(687)
...............................................................................
Euro 90 day (Long)            243,713      245,279      Dec-04         (1,566)
...............................................................................
Euro 90 day (Long)            242,575      244,279      Mar-05         (1,704)
...............................................................................
Euro 90 day (Long)            241,575      243,279      Jun-05         (1,704)
...............................................................................
Euro 90 day (Long)            240,750      242,392      Sep-05         (1,642)
...............................................................................
Euro 90 day (Long)            240,025      241,629      Dec-05         (1,604)
...............................................................................
Euro Bund
10 yr (Long)                5,919,306    5,917,083      Sep-04          2,223
...............................................................................
FTSE 100
Index (Short)              11,269,719   11,351,198      Sep-04         81,479
...............................................................................
Interest Rate Swap
10 yr (Long)                1,909,125    1,873,027      Sep-04         36,098
...............................................................................
Japanese Government
Bond 10 yr-SIMEX
(Short)                     6,434,351    6,449,470      Sep-04         15,119
...............................................................................
Long Gilt (Long)           27,248,946   27,154,841      Sep-04         94,105
...............................................................................
Russell 2000
Index (Short)              44,722,425   43,166,536      Sep-04     (1,555,889)
...............................................................................
S&P 500
Index (Long)               75,266,400   74,854,773      Sep-04        411,627
...............................................................................
SPI 200 (Short)             2,647,536    2,600,979      Sep-04        (46,557)
...............................................................................
U.S. Treasury Bond
15 yr (Long)                6,063,375    5,958,002      Sep-04        105,373
...............................................................................
U.S. Treasury Note
2 yr (Short)                  421,094      420,901      Sep-04           (193)
...............................................................................
U.S. Treasury Note
5 yr (Long)                 2,717,188    2,703,975      Sep-04         13,213
...............................................................................
U.S. Treasury Note
5 yr (Short)                9,455,813    9,369,673      Sep-04        (86,140)
...............................................................................
U.S. Treasury Note
10 yr (Long)               21,646,969   21,348,075      Sep-04        298,894
...............................................................................
U.S. Treasury Note
10 yr (Short)              41,216,703   40,780,790      Sep-04       (435,913)
------------------------------------------------------------------------------
                                                                  $(1,075,468)
------------------------------------------------------------------------------


TBA Sales Commitments Outstanding at June 30, 2004 (Unaudited)
(proceeds receivable $11,970,953)
------------------------------------------------------------------------------
                                         Principal Settlement
Agency                                      Amount        Date          Value
...............................................................................
FNMA, 5 1/2s, July 15, 2034               $500,000     7/15/04       $497,500
...............................................................................
FNMA, 5s, July 15, 2034                  5,000,000     7/15/04      4,828,125
...............................................................................
FNMA, 4 1/2s, July 15, 2019              5,000,000     7/20/04      4,884,375
...............................................................................
FNMA, 4s, July 1, 2019                   2,000,000     7/20/04      1,904,376
------------------------------------------------------------------------------
                                                                  $12,114,376
------------------------------------------------------------------------------
Interest Rate Swap Contracts Outstanding at June 30, 2004 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                          Notional Termination   Appreciation/
                                            Amount        Date  (Depreciation)
...............................................................................
Agreement with Bank of America,
N.A. dated January 26, 2004 to
pay semi-annually the notional
amount multiplied by 3.505% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR                         $8,207,000     1/28/09       $122,561
...............................................................................
Agreement with Bank of America,
N.A. dated January 14, 2004 to
pay semi-annually the notional
amount multiplied by 4.35625%
and receive quarterly the
notional amount multiplied by
the three month USD-LIBOR                7,878,000     1/16/14        278,287
...............................................................................
Agreement with Bank of America,
N.A. dated January 26, 2004 to
receive semi-annually the
notional amount multiplied by
5.2125% and pay quarterly the
notional amount multiplied by
the three month USD-LIBOR                4,509,000     1/28/24       (132,009)
...............................................................................
Agreement with Bank of America,
N.A. dated March 25, 2004 to
pay semi-annually the notional
amount multiplied by 3.075% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR                          1,500,000     3/30/09         61,964
...............................................................................
Agreement with Bank of America,
N.A. dated December 2, 2003
to receive semi-annually the
notional amount multiplied by
2.444% and pay quarterly the
notional amount multiplied by
the three month USD LIBOR                  289,000     12/5/05           (836)
...............................................................................
Agreement with Bank of America
N.A. dated December 12, 2003
to pay semi-annually the notional
amount multiplied by 2.1125%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR                             77,000    12/16/05            684
...............................................................................
Agreement with Credit Suisse
First Boston International dated
March 5, 2004 to receive
semi-annually the notional
amount multiplied by 3.195%
and pay quarterly the notional
amount multiplied by the three
month USD-LIBOR                          3,140,000      3/9/09       (105,356)
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated January 22, 2004 to pay
semi-annually the notional
amount multiplied by 1.999% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA                      2,949,001     1/26/06         18,396
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated January 21, 2004 to pay
semi-annually the notional
amount multiplied by 2.008% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA                      2,877,000     1/23/06         17,053
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated January 21, 2004 to pay
semi-annually the notional
amount multiplied by 2.009% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA                      2,877,000     1/23/06         17,041
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated December 5, 2003 to
receive semi-annually the
notional amount multiplied by
2.23762% and pay quarterly the
notional amount multiplied by
three month USD-LIBOR-BBA                2,465,000     12/9/05        (15,746)
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated January 22, 2004 to pay
semi-annually the notional
amount multiplied by 2.007% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA                      1,546,000     1/26/06          9,437
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated January 22, 2004 to pay
semi-annually the notional
amount multiplied by 4.375% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA                        975,000     1/26/14         33,060
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated January 21, 2004 to pay
semi-annually the notional
amount multiplied by 4.408% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA                        951,000     1/23/14         29,380
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated January 21, 2004 to pay
semi-annually the notional
amount multiplied by 4.419% and
 receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA                        951,000     1/23/14         28,478
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated January 22, 2004 to pay
semi-annually the notional
amount multiplied by 4.379% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA                        499,000     1/26/14         16,762
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated December 11, 2003 to
pay semi-annually the notional
amount multiplied by 4.710% and
receive quarterly the notional
amount multiplied by three
month USD-LIBOR-BBA                        482,000    12/15/13         10,692
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated December 12, 2003 to
pay semi-annually the notional
amount multiplied by 4.579% and
receive quarterly the notional
amount multiplied by three
month USD-LIBOR-BBA                        240,000    12/16/13          7,760
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated December 9, 2003 to
pay semi-annually the notional
amount multiplied by 4.64101%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA                        137,000    12/11/13          3,728
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated December 11, 2003 to
pay semi-annually the notional
amount multiplied by 2.235% and
receive quarterly the notional
amount multiplied by three
month USD-LIBOR-BBA                        115,000    12/15/05            849
------------------------------------------------------------------------------
                                                                     $402,185
------------------------------------------------------------------------------
Total Return Swap Contracts Outstanding at June 30, 2004 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                          Notional Termination   Appreciation/
                                            Amount        Date  (Depreciation)
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated February 26, 2004 to
receive (pay) semi-annually the
notional amount multiplied by
Lehman Brothers CMBS ERISA -
Eligible Index and pay monthly the
notional amount multiplied by the
one month USD-LIBOR-BBA
adjusted by a specified spread            $164,183      4/2/04          $(865)
...............................................................................
Agreement with Deutsche Bank
AG dated June 28, 2004 to pay at
maturity the notional amount
multiplied by the spread
appreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index adjusted by a modified
duration factor and receive at
maturity the notional amount
multiplied by the depreciation of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index plus 43
basis points                               876,200      1/1/05             58
...............................................................................
Agreement with Deutsche Bank
AG dated October 24, 2003 to
receive (pay) at maturity the
notional amount multiplied by
the return of the Lehman
Brothers US Corporate High
Yield Index and pay at maturity
the notional amount multiplied
by the ten month USD-LIBOR
adjusted by a specified spread           1,749,736      9/1/04         74,478
...............................................................................
Agreement with Goldman Sachs
Capital Markets, L.P. dated
June 16, 2004 to pay monthly the
notional amount multiplied by the
spread appreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities Index
adjusted by a modified duration
factor and receive monthly the
notional amount multiplied by
the depreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index plus 43 basis points               1,151,768      6/1/05           (706)
...............................................................................
Agreement with JP Morgan Chase
Bank dated February 26, 2004 to
receive (pay) at termination the
notional amount multiplied by
CMBS Lehman Brothers
Investment Grade Index and pay
at termination the notional
amount multiplied by the six
month USD-LIBOR-BBA
adjusted by a specified spread             168,059      9/1/04         (4,874)
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated April 20, 2004 to receive
(pay) monthly the notional
amount multiplied by the the
return of the Lehman Brothers
US High Yield Index and receive
monthly the notional amount
multiplied by the one month
USD-LIBOR adjusted by a
specified spread                         2,500,056      2/1/05        (21,561)
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated March 3, 2004 to receive
monthly the notional amount
multiplied by Lehman Brothers
CMBS ERISA-Eligible Index and
pay monthly the absolute value
of the spread return amount                796,531      9/1/04           (144)
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated November 25, 2003 to
receive (pay) at maturity the
notional amount multiplied by
the total rate of return of the
Lehman U.S. High Yield Index
and pay at maturity the notional
amount multiplied by the seven
month USD-LIBOR adjusted by
a specified spread                         500,251      7/1/04         13,902
...............................................................................
Agreement with Merrill Lynch
Capital Services, Inc. dated
June 13, 2003 to pay quarterly
the notional amount multiplied
by the three month USD-LIBOR
adjusted by a specified spread
and receive (pay) quarterly the
notional amount multiplied by
the return of the Merrill Lynch
US High Yield Cash Pay Index               775,550      1/1/05         (9,097)
...............................................................................
Agreement with Morgan Stanley
Capital Services, Inc. dated
April 7, 2004 to pay quarterly the
notional amount multiplied by the
appreciation of the Russell 2000
Index plus dividends and receive
quarterly the notional amount
multiplied by the depreciation of
the Russell 2000 Index plus
LIBOR adjusted by a
specified spread                        24,525,183      4/8/05        288,541
...............................................................................
Agreement with Citigroup
Global Markets, Ltd. dated
October 30, 2003 to receive
(pay) monthly the notional
amount multiplied by the total
rate of return of the Citigroup
non USD World Government
Bond Index and pay monthly the
notional amount multiplied by
the one month USD-LIBOR
adjusted by a specified spread          22,810,245     1/31/05       (161,736)
...............................................................................
Agreement with Goldman Sachs
Capital Markets, L.P. dated
June 25, 2004 to pay monthly the
notional amount multiplied by the
spread appreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index adjusted by a modified
duration factor and receive
monthly the notional amount
multiplied by the depreciation of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index plus 43
basis points                             1,168,225     10/1/04            169
------------------------------------------------------------------------------
                                                                     $178,165
------------------------------------------------------------------------------


Credit Default Contracts Outstanding at June 30, 2004
(Unaudited) (premiums received $556,343)
------------------------------------------------------------------------------
                                                      Notional
                                                        Amount          Value
...............................................................................
Agreement with Merrill Lynch International
effective June 22, 2004 maturing on
September 20, 2009 to receive a premium
equal to 19.63179% times the notional amount.
Upon a credit default event of CDX HY 4.30%
due 2009 the fund makes a payment of the
proportional notional amount times the
difference between the par value and the
then-market value of CDX HY 4.30%, 2009.            $2,800,000       $548,884
...............................................................................
Agreement with Merrill Lynch International
effective June 26, 2003, maturing on
September 20, 2008, to receive a premium
equal to 11.08838% times the notional amount.
Upon a credit default event of The Gap, Inc.
5.75% due 3/15/09 the fund makes a payment
of the proportional notional amount times the
difference between the par value and the
then-market value of The Gap, Inc.
5.75%, 2009.                                            60,000          1,943
------------------------------------------------------------------------------
                                                                     $550,827
------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT Global Equity Fund

The fund's portfolio
June 30, 2004 (Unaudited)

COMMON STOCKS (96.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (1.4%)
.........................................................................................................................
            99,100   Boeing Co. (The)                                                                         $5,063,019
.........................................................................................................................
            83,600   Lockheed Martin Corp.                                                                     4,353,888
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,416,907
------------------------------------------------------------------------------------------------------------------------
Automotive (3.0%)
.........................................................................................................................
           235,100   Honda Motor Co., Ltd. (Japan)                                                            11,333,755
.........................................................................................................................
            54,520   Hyundai Motor Co., Ltd. (South Korea)                                                     2,098,194
.........................................................................................................................
             5,294   Porsche AG (Preferred) (Germany)                                                          3,558,476
.........................................................................................................................
            45,132   Renault SA (France)                                                                       3,437,215
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,427,640
------------------------------------------------------------------------------------------------------------------------
Banking (8.4%)
.........................................................................................................................
           293,205   Allied Irish Banks PLC (Ireland)                                                          4,530,258
.........................................................................................................................
           168,158   Bank of New York Co., Inc. (The)                                                          4,957,298
.........................................................................................................................
            78,800   Commerce Bancorp, Inc. (S)                                                                4,334,788
.........................................................................................................................
           145,700   Fifth Third Bancorp (S)                                                                   7,835,746
.........................................................................................................................
           664,255   HSBC Holdings PLC (United Kingdom)                                                        9,877,392
.........................................................................................................................
           165,022   Royal Bank of Scotland Group PLC
                     (United Kingdom)                                                                          4,752,104
.........................................................................................................................
            27,600   Royal Bank of Scotland Group PLC
                     144A (United Kingdom)                                                                       794,791
.........................................................................................................................
           250,700   State Street Corp.                                                                       12,294,328
.........................................................................................................................
           310,380   U.S. Bancorp                                                                              8,554,073
------------------------------------------------------------------------------------------------------------------------
                                                                                                              57,930,778
------------------------------------------------------------------------------------------------------------------------
Beverage (0.5%)
.........................................................................................................................
           103,938   Interbrew SA (Belgium)                                                                    3,306,693
------------------------------------------------------------------------------------------------------------------------
Biotechnology (1.6%)
.........................................................................................................................
           196,900   Amgen, Inc. (NON)                                                                        10,744,833
------------------------------------------------------------------------------------------------------------------------
Broadcasting (1.9%)
.........................................................................................................................
            15,240   Gestevision Telecinco SA 144A (Spain) (NON)                                                 227,498
.........................................................................................................................
           309,640   Mediaset SpA (Italy)                                                                      3,529,754
.........................................................................................................................
            69,173   Societe Television Francaise I (France)                                                   2,178,796
.........................................................................................................................
           190,100   Viacom, Inc. Class B                                                                      6,790,372
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,726,420
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.7%)
.........................................................................................................................
           175,100   Comcast Corp. Class A (NON)                                                               4,908,053
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.5%)
.........................................................................................................................
            62,180   BASF AG (Germany)                                                                         3,332,303
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (2.1%)
.........................................................................................................................
            42,400   eBay, Inc. (NON)                                                                          3,898,680
.........................................................................................................................
            67,500   SECOM Co., Ltd. (Japan)                                                                   2,864,311
.........................................................................................................................
           354,690   Securitas AB Class B (Sweden)                                                             4,426,679
.........................................................................................................................
            83,200   Yahoo!, Inc. (NON) (S)                                                                    3,022,656
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,212,326
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (1.9%)
.........................................................................................................................
           397,700   Nokia OYJ ADR (Finland)                                                                   5,782,558
.........................................................................................................................
           578,300   Nortel Networks Corp. (Canada) (NON)                                                      2,885,717
.........................................................................................................................
            62,000   Qualcomm, Inc.                                                                            4,524,760
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,193,035
------------------------------------------------------------------------------------------------------------------------
Computers (0.4%)
.........................................................................................................................
            32,920   NCSoft Corp. (South Korea) (NON)                                                          2,733,358
------------------------------------------------------------------------------------------------------------------------
Conglomerates (2.0%)
.........................................................................................................................
           414,112   Tyco International, Ltd. (Bermuda)                                                       13,723,672
------------------------------------------------------------------------------------------------------------------------
Construction (0.4%)
.........................................................................................................................
           502,808   Rinker Group, Ltd. (Australia)                                                            2,819,156
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (2.7%)
.........................................................................................................................
            53,700   Countrywide Financial Corp.                                                               3,772,425
.........................................................................................................................
           113,100   Credit Saison Co., Ltd. (Japan)                                                           3,399,945
.........................................................................................................................
           447,100   MBNA Corp.                                                                               11,530,709
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,703,079
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.7%)
.........................................................................................................................
            75,800   Colgate-Palmolive Co.                                                                     4,430,510
.........................................................................................................................
           266,413   Reckitt Benckiser PLC (United Kingdom)                                                    7,541,399
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,971,909
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.6%)
.........................................................................................................................
           202,681   Iberdrola SA (Spain)                                                                      4,278,193
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (1.0%)
.........................................................................................................................
            93,261   Siemens AG (Germany)                                                                      6,711,238
------------------------------------------------------------------------------------------------------------------------
Electronics (5.1%)
.........................................................................................................................
            55,300   Analog Devices, Inc.                                                                      2,603,524
.........................................................................................................................
            20,500   FUNAI Electric Co., Ltd. (Japan)                                                          3,088,809
.........................................................................................................................
           222,900   Infineon Technologies AG (Germany) (NON)                                                  3,001,964
.........................................................................................................................
            88,700   Intel Corp.                                                                               2,448,120
.........................................................................................................................
            31,300   Kyocera Corp. (Japan)                                                                     2,656,383
.........................................................................................................................
           115,800   Omron Corp. (Japan)                                                                       2,711,658
.........................................................................................................................
            20,400   Samsung Electronics Co., Ltd.
                     (South Korea)                                                                             8,424,935
.........................................................................................................................
           352,100   SanDisk Corp. (NON) (S)                                                                   7,637,049
.........................................................................................................................
         1,892,318   Taiwan Semiconductor
                     Manufacturing Co., Ltd. (Taiwan)                                                          2,725,839
------------------------------------------------------------------------------------------------------------------------
                                                                                                              35,298,281
------------------------------------------------------------------------------------------------------------------------
Energy (0.8%)
.........................................................................................................................
           133,000   Halliburton Co.                                                                           4,024,580
.........................................................................................................................
           156,000   TonenGeneral Sekiyu KK (Japan)                                                            1,336,816
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,361,396
------------------------------------------------------------------------------------------------------------------------
Financial (5.7%)
.........................................................................................................................
           442,972   Citigroup, Inc.                                                                          20,598,198
.........................................................................................................................
           291,100   Freddie Mac                                                                              18,426,630
------------------------------------------------------------------------------------------------------------------------
                                                                                                              39,024,828
------------------------------------------------------------------------------------------------------------------------
Food (2.3%)
.........................................................................................................................
            54,557   Groupe Danone (France)                                                                    4,759,019
.........................................................................................................................
            41,617   Nestle SA (Switzerland)                                                                  11,100,525
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,859,544
------------------------------------------------------------------------------------------------------------------------
Health Care Services (1.3%)
.........................................................................................................................
            97,900   Cardinal Health, Inc. (S)                                                                 6,857,895
.........................................................................................................................
            29,500   Express Scripts, Inc. Class A (NON)                                                       2,337,285
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,195,180
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.6%)
.........................................................................................................................
            96,100   Lennar Corp.                                                                              4,297,592
------------------------------------------------------------------------------------------------------------------------
Insurance (3.8%)
.........................................................................................................................
           357,926   Aegon NV (Netherlands)                                                                    4,315,337
.........................................................................................................................
           136,000   American International Group, Inc.                                                        9,694,080
.........................................................................................................................
            24,000   Everest Re Group, Ltd. (Barbados)                                                         1,928,640
.........................................................................................................................
           145,718   ING Groep NV (Netherlands)                                                                3,439,242
.........................................................................................................................
            36,500   Radian Group, Inc.                                                                        1,748,350
.........................................................................................................................
            66,350   XL Capital, Ltd. Class A (Bermuda)                                                        5,006,771
------------------------------------------------------------------------------------------------------------------------
                                                                                                              26,132,420
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.5%)
.........................................................................................................................
           368,400   Charles Schwab Corp. (The)                                                                3,540,324
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.7%)
.........................................................................................................................
           129,900   SKF AB Class B (Sweden)                                                                   4,768,760
------------------------------------------------------------------------------------------------------------------------
Media (0.3%)
.........................................................................................................................
            71,300   Fox Entertainment Group, Inc. Class A (NON)                                               1,903,710
------------------------------------------------------------------------------------------------------------------------
Medical Technology (1.5%)
.........................................................................................................................
            27,202   Cie Generale D'Optique Essilor
                     International SA (France)                                                                 1,775,491
.........................................................................................................................
            46,600   Inamed Corp. (NON) (S)                                                                    2,928,810
.........................................................................................................................
           109,400   Medtronic, Inc.                                                                           5,329,968
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,034,269
------------------------------------------------------------------------------------------------------------------------
Metals (0.9%)
.........................................................................................................................
            43,700   Companhia Vale do Rio Doce (CVRD)
                     ADR (Brazil)                                                                              2,077,935
.........................................................................................................................
           183,568   Rio Tinto PLC (United Kingdom)                                                            4,414,018
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,491,953
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.5%)
.........................................................................................................................
           878,000   Tokyo Gas Co., Ltd. (Japan)                                                               3,114,160
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (1.2%)
.........................................................................................................................
           150,700   Canon, Inc. (Japan)                                                                       7,941,756
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (6.8%)
.........................................................................................................................
         1,211,324   BP PLC (United Kingdom)                                                                  10,697,515
.........................................................................................................................
           137,080   Canadian Natural Resources, Ltd.
                     (Canada)                                                                                  4,095,222
.........................................................................................................................
           361,043   ExxonMobil Corp.                                                                         16,033,920
.........................................................................................................................
           132,300   Noble Corp. (Cayman Islands) (NON)                                                        5,012,847
.........................................................................................................................
           223,300   Petroleo Brasileiro SA ADR (Brazil)                                                       6,268,031
.........................................................................................................................
            25,790   Total SA Class B (France)                                                                 4,916,637
------------------------------------------------------------------------------------------------------------------------
                                                                                                              47,024,172
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (10.2%)
.........................................................................................................................
           255,234   AstraZeneca PLC (United Kingdom)                                                         11,450,695
.........................................................................................................................
            91,980   Forest Laboratories, Inc. (NON)                                                           5,208,827
.........................................................................................................................
           392,360   GlaxoSmithKline PLC (United Kingdom)                                                      7,940,403
.........................................................................................................................
           287,100   Johnson & Johnson                                                                        15,991,470
.........................................................................................................................
           529,849   Pfizer, Inc.                                                                             18,163,224
.........................................................................................................................
            47,491   Roche Holding AG (Switzerland)                                                            4,702,830
.........................................................................................................................
           116,500   Sankyo Co., Ltd. (Japan)                                                                  2,525,181
.........................................................................................................................
            66,600   Terumo Corp. (Japan)                                                                      1,669,425
.........................................................................................................................
            65,500   Yamanouchi Pharmaceutical Co., Ltd.
                     (Japan)                                                                                   2,203,144
------------------------------------------------------------------------------------------------------------------------
                                                                                                              69,855,199
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (1.2%)
.........................................................................................................................
            87,000   Olympus Corp. (Japan)                                                                     1,642,563
.........................................................................................................................
           471,250   Xerox Corp. (NON) (S)                                                                     6,833,125
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,475,688
------------------------------------------------------------------------------------------------------------------------
Publishing (1.0%)
.........................................................................................................................
           243,854   Reed Elsevier NV (Netherlands)                                                            3,423,604
.........................................................................................................................
           116,316   VNU NV (Netherlands)                                                                      3,377,845
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,801,449
------------------------------------------------------------------------------------------------------------------------
Railroads (0.3%)
.........................................................................................................................
            45,150   Canadian National Railway Co.
                     (Canada) (S)                                                                              1,968,089
------------------------------------------------------------------------------------------------------------------------
Retail (5.1%)
.........................................................................................................................
            61,090   AutoZone, Inc. (NON) (S)                                                                  4,893,309
.........................................................................................................................
         1,882,305   Dixons Group PLC (United Kingdom)                                                         5,640,597
.........................................................................................................................
           157,512   Industria de Diseno Textil (Inditex)
                     SA (Spain)                                                                                3,614,125
.........................................................................................................................
           125,331   Kohl's Corp. (NON)                                                                        5,298,995
.........................................................................................................................
           153,380   Lowe's Cos., Inc.                                                                         8,060,119
.........................................................................................................................
            79,100   Rent-A-Center, Inc. (NON)                                                                 2,367,463
.........................................................................................................................
           123,200   TJX Cos., Inc. (The) (S)                                                                  2,974,048
.........................................................................................................................
           651,499   Wal-Mart de Mexico SA de CV Ser. V
                     (Mexico)                                                                                  1,932,795
------------------------------------------------------------------------------------------------------------------------
                                                                                                              34,781,451
------------------------------------------------------------------------------------------------------------------------
Software (4.5%)
.........................................................................................................................
            69,100   KONAMI Corp. (Japan)                                                                      1,754,257
.........................................................................................................................
           836,400   Microsoft Corp. (SEG)                                                                    23,887,584
.........................................................................................................................
            73,800   Symantec Corp. (NON) (S)                                                                  3,230,964
.........................................................................................................................
           176,438   T-Online International AG (Germany) (NON)                                                 1,998,433
------------------------------------------------------------------------------------------------------------------------
                                                                                                              30,871,238
------------------------------------------------------------------------------------------------------------------------
Technology Services (1.3%)
.........................................................................................................................
            99,200   Automatic Data Processing, Inc.                                                           4,154,496
.........................................................................................................................
           131,300   Fiserv, Inc. (NON)                                                                        5,106,257
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,260,753
------------------------------------------------------------------------------------------------------------------------
Telecommunications (4.7%)
.........................................................................................................................
           163,043   France Telecom SA (France) (NON)                                                          4,248,831
.........................................................................................................................
           155,440   KT Corp. ADR (South Korea) (S)                                                            2,804,138
.........................................................................................................................
             3,675   NTT DoCoMo, Inc. (Japan)                                                                  6,567,913
.........................................................................................................................
           110,430   Telefonos de Mexico SA de CV
                     (Telmex) ADR Class L (Mexico)                                                             3,674,006
.........................................................................................................................
         6,988,746   Vodafone Group PLC (United Kingdom)                                                      15,303,121
------------------------------------------------------------------------------------------------------------------------
                                                                                                              32,598,009
------------------------------------------------------------------------------------------------------------------------
Telephone (0.7%)
.........................................................................................................................
            57,200   NTL, Inc. (NON) (S)                                                                       3,295,864
.........................................................................................................................
           109,100   Telus Corp. (Canada)                                                                      1,639,023
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,934,887
------------------------------------------------------------------------------------------------------------------------
Tobacco (3.0%)
.........................................................................................................................
           207,110   Altadis SA (Spain)                                                                        6,400,039
.........................................................................................................................
           254,321   Altria Group, Inc.                                                                       12,728,766
.........................................................................................................................
               203   Japan Tobacco, Inc. (Japan)                                                               1,577,711
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,706,516
------------------------------------------------------------------------------------------------------------------------
Transportation Services (0.9%)
.........................................................................................................................
           357,031   BAA PLC (United Kingdom)                                                                  3,583,580
.........................................................................................................................
           111,683   TPG NV (Netherlands)                                                                      2,551,705
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,135,285
------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.6%)
.........................................................................................................................
           135,285   Veolia Environnement (France)                                                             3,816,787
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $610,539,990)                                                                    $661,333,289
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (7.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $15,704,526   Putnam Prime Money Market Fund (e)                                                      $15,704,526
.........................................................................................................................
        38,245,738   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.06% to 1.65% and
                     due dates ranging from July 1, 2004 to
                     August 10, 2004 (d)                                                                      38,237,401
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $53,941,927)                                                                      $53,941,927
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $664,481,917)                                                                    $715,275,216
------------------------------------------------------------------------------------------------------------------------


DIVERSIFICATION BY COUNTRY
------------------------------------------------------------------------------
Distribution of investments by country of issue at June 30, 2004:
(as a percentage of Market Value)
------------------------------------------------------------------------------
Belgium                                                                   0.5%
...............................................................................
Bermuda                                                                   2.6
...............................................................................
Brazil                                                                    1.2
...............................................................................
Canada                                                                    1.5
...............................................................................
Cayman Islands                                                            0.7
...............................................................................
Finland                                                                   0.8
...............................................................................
France                                                                    3.5
...............................................................................
Germany                                                                   2.6
...............................................................................
Ireland                                                                   0.6
...............................................................................
Italy                                                                     0.5
...............................................................................
Japan                                                                     7.9
...............................................................................
Mexico                                                                    0.8
...............................................................................
Netherlands                                                               2.4
...............................................................................
South Korea                                                               2.3
...............................................................................
Spain                                                                     2.0
...............................................................................
Sweden                                                                    1.3
...............................................................................
Switzerland                                                               2.2
...............................................................................
United Kingdom                                                           11.5
...............................................................................
United States                                                            46.6
...............................................................................
Other                                                                     8.5
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2004 (Unaudited)
(aggregate face value $65,463,302)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollar         $30,024,044  $30,354,193     9/15/04      $(330,149)
...............................................................................
British Pound              12,630,840   12,723,245     9/15/04        (92,405)
...............................................................................
Canadian Dollar             1,482,240    1,459,983     9/15/04         22,257
...............................................................................
Euro                        5,117,378    5,117,850     9/15/04           (472)
...............................................................................
Japanese Yen               11,168,048   10,986,009     9/15/04        182,039
...............................................................................
Norwegian Krone                58,388       60,664     9/15/04         (2,276)
...............................................................................
Swiss Franc                 4,756,788    4,761,358     9/15/04         (4,570)
------------------------------------------------------------------------------
                                                                    $(225,576)
------------------------------------------------------------------------------

Forward Currency Contracts to Sell at June 30, 2004 (Unaudited)
(aggregate face value $44,676,139)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollar          $2,489,255   $2,518,216     9/15/04        $28,961
...............................................................................
British Pound               3,363,229    3,369,183     9/15/04          5,954
...............................................................................
Euro                       29,914,312   29,804,733     9/15/04       (109,579)
...............................................................................
Mexican Peso                5,266,753    5,202,124     9/15/04        (64,629)
...............................................................................
Swedish Krona               1,888,992    1,883,484     9/15/04         (5,508)
...............................................................................
Swiss Franc                 1,898,057    1,898,399     9/15/04            342
------------------------------------------------------------------------------
                                                                    $(144,459)
------------------------------------------------------------------------------

Futures Contracts Outstanding at June 30, 2004 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate  Expiration   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Dow Jones Euro
Stoxx 50 (Long)            $2,673,186   $2,651,598      Sep-04        $21,588
...............................................................................
New Financial Times
Stock Exchange 100
Index (Long)                2,270,160    2,286,750      Sep-04        (16,590)
...............................................................................
S&P 500 Index
(Long)                     12,259,300   12,216,954      Sep-04         42,346
...............................................................................
Tokyo Price Index
(Long)                      1,963,981    1,892,676      Sep-04         71,305
------------------------------------------------------------------------------
                                                                     $118,649
------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT Growth and Income Fund

The fund's portfolio
June 30, 2004 (Unaudited)

COMMON STOCKS (99.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (3.8%)
.........................................................................................................................
         1,603,828   Boeing Co. (The)                                                                        $81,939,573
.........................................................................................................................
         1,127,778   Lockheed Martin Corp.                                                                    58,734,678
.........................................................................................................................
           232,504   Northrop Grumman Corp.                                                                   12,485,465
.........................................................................................................................
           785,591   Raytheon Co.                                                                             28,100,590
.........................................................................................................................
           293,500   United Technologies Corp.                                                                26,849,380
------------------------------------------------------------------------------------------------------------------------
                                                                                                             208,109,686
------------------------------------------------------------------------------------------------------------------------
Airlines (0.6%)
.........................................................................................................................
         2,092,036   Southwest Airlines Co. (S)                                                               35,083,444
------------------------------------------------------------------------------------------------------------------------
Automotive (1.0%)
.........................................................................................................................
         1,198,000   Ford Motor Co. (S)                                                                       18,748,700
.........................................................................................................................
           230,981   Lear Corp.                                                                               13,625,569
.........................................................................................................................
           432,440   SPX Corp. (S)                                                                            20,082,514
------------------------------------------------------------------------------------------------------------------------
                                                                                                              52,456,783
------------------------------------------------------------------------------------------------------------------------
Banking (9.6%)
.........................................................................................................................
         1,716,386   Bank of America Corp.                                                                   145,240,582
.........................................................................................................................
         1,362,975   Bank of New York Co., Inc. (The)                                                         40,180,503
.........................................................................................................................
           199,900   Bank One Corp.                                                                           10,194,900
.........................................................................................................................
           678,274   Fifth Third Bancorp (S)                                                                  36,477,576
.........................................................................................................................
            69,700   M&T Bank Corp.                                                                            6,084,810
.........................................................................................................................
           478,541   National City Corp.                                                                      16,753,720
.........................................................................................................................
           159,300   Northern Trust Corp.                                                                      6,735,204
.........................................................................................................................
           149,568   Sovereign Bancorp, Inc. (S)                                                               3,305,453
.........................................................................................................................
           876,764   State Street Corp.                                                                       42,996,507
.........................................................................................................................
           315,500   Synovus Financial Corp. (S)                                                               7,988,460
.........................................................................................................................
         3,513,457   U.S. Bancorp                                                                             96,830,875
.........................................................................................................................
           432,601   Wachovia Corp.                                                                           19,250,745
.........................................................................................................................
           301,400   Washington Mutual, Inc.                                                                  11,646,096
.........................................................................................................................
         1,499,236   Wells Fargo & Co.                                                                        85,801,276
------------------------------------------------------------------------------------------------------------------------
                                                                                                             529,486,707
------------------------------------------------------------------------------------------------------------------------
Beverage (2.0%)
.........................................................................................................................
         1,657,741   Coca-Cola Co. (The)                                                                      83,682,766
.........................................................................................................................
           977,602   Coca-Cola Enterprises, Inc.                                                              28,340,682
------------------------------------------------------------------------------------------------------------------------
                                                                                                             112,023,448
------------------------------------------------------------------------------------------------------------------------
Biotechnology (0.1%)
.........................................................................................................................
           107,400   Amgen, Inc. (NON)                                                                         5,860,818
------------------------------------------------------------------------------------------------------------------------
Building Materials (1.1%)
.........................................................................................................................
         1,819,900   Masco Corp. (S)                                                                          56,744,482
.........................................................................................................................
           126,800   Vulcan Materials Co. (S)                                                                  6,029,340
------------------------------------------------------------------------------------------------------------------------
                                                                                                              62,773,822
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.1%)
.........................................................................................................................
           123,900   Liberty Media International, Inc. Class A (NON)                                           4,596,690
------------------------------------------------------------------------------------------------------------------------
Chemicals (3.1%)
.........................................................................................................................
           274,200   Avery Dennison Corp.                                                                     17,551,542
.........................................................................................................................
         1,825,261   Dow Chemical Co. (The)                                                                   74,288,123
.........................................................................................................................
           665,400   E.I. du Pont de Nemours & Co.                                                            29,557,068
.........................................................................................................................
           467,740   Hercules, Inc. (NON) (S)                                                                  5,701,751
.........................................................................................................................
           530,918   PPG Industries, Inc.                                                                     33,177,066
.........................................................................................................................
           227,070   Rohm & Haas Co.                                                                           9,441,571
------------------------------------------------------------------------------------------------------------------------
                                                                                                             169,717,121
------------------------------------------------------------------------------------------------------------------------
Coal (0.1%)
.........................................................................................................................
            89,700   Peabody Energy Corp.                                                                      5,022,303
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.4%)
.........................................................................................................................
         2,819,018   Service Corp. International (NON)                                                        20,776,163
------------------------------------------------------------------------------------------------------------------------
Computers (2.8%)
.........................................................................................................................
         5,352,930   Hewlett-Packard Co.                                                                     112,946,823
.........................................................................................................................
           244,900   IBM Corp.                                                                                21,587,935
.........................................................................................................................
            72,950   Lexmark International, Inc. (NON)                                                         7,041,864
.........................................................................................................................
         3,040,200   Sun Microsystems, Inc. (NON)                                                             13,194,468
------------------------------------------------------------------------------------------------------------------------
                                                                                                             154,771,090
------------------------------------------------------------------------------------------------------------------------
Conglomerates (6.2%)
.........................................................................................................................
            10,772   Berkshire Hathaway, Inc. Class B (NON) (S)                                               31,831,260
.........................................................................................................................
         4,795,325   General Electric Co.                                                                    155,368,530
.........................................................................................................................
           911,470   Honeywell International, Inc.                                                            33,387,146
.........................................................................................................................
           226,945   Textron, Inc. (S)                                                                        13,469,186
.........................................................................................................................
         3,218,478   Tyco International, Ltd. (Bermuda) (S)                                                  106,660,361
------------------------------------------------------------------------------------------------------------------------
                                                                                                             340,716,483
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.6%)
.........................................................................................................................
           172,900   Capital One Financial Corp.                                                              11,822,902
.........................................................................................................................
           460,349   Countrywide Financial Corp.                                                              32,339,517
.........................................................................................................................
         1,599,633   MBNA Corp.                                                                               41,254,535
.........................................................................................................................
           319,800   Providian Financial Corp. (NON) (S)                                                       4,691,466
------------------------------------------------------------------------------------------------------------------------
                                                                                                              90,108,420
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (2.2%)
.........................................................................................................................
           428,100   Colgate-Palmolive Co.(S)                                                                 25,022,445
.........................................................................................................................
           161,710   Fortune Brands, Inc.                                                                     12,197,785
.........................................................................................................................
           300,000   Kimberly-Clark Corp.                                                                     19,764,000
.........................................................................................................................
            90,271   Newell Rubbermaid, Inc. (S)                                                               2,121,369
.........................................................................................................................
         1,116,718   Procter & Gamble Co.                                                                     60,794,128
------------------------------------------------------------------------------------------------------------------------
                                                                                                             119,899,727
------------------------------------------------------------------------------------------------------------------------
Containers (0.2%)
.........................................................................................................................
            78,200   Ball Corp.                                                                                5,634,310
.........................................................................................................................
           245,400   Owens-Illinois, Inc. (NON) (S)                                                            4,112,904
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,747,214
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (3.4%)
.........................................................................................................................
           137,300   Dominion Resources, Inc.                                                                  8,660,884
.........................................................................................................................
           356,900   Duke Energy Corp. (S)                                                                     7,241,501
.........................................................................................................................
         1,634,421   Edison International                                                                     41,792,145
.........................................................................................................................
           260,925   Entergy Corp.                                                                            14,614,409
.........................................................................................................................
         1,057,150   Exelon Corp.                                                                             35,192,524
.........................................................................................................................
           136,200   FPL Group, Inc. (S)                                                                       8,709,990
.........................................................................................................................
            95,000   Great Plains Energy, Inc.                                                                 2,821,500
.........................................................................................................................
         1,196,886   PG&E Corp. (NON) (S)                                                                     33,440,995
.........................................................................................................................
           318,500   PPL Corp. (S)                                                                            14,619,150
.........................................................................................................................
           378,553   Progress Energy, Inc. (S)                                                                16,675,260
.........................................................................................................................
           576,400   Sierra Pacific Resources (NON)                                                            4,444,044
------------------------------------------------------------------------------------------------------------------------
                                                                                                             188,212,402
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.5%)
.........................................................................................................................
           307,100   Emerson Electric Co.                                                                     19,516,205
.........................................................................................................................
           258,519   Rockwell Automation, Inc.                                                                 9,697,048
------------------------------------------------------------------------------------------------------------------------
                                                                                                              29,213,253
------------------------------------------------------------------------------------------------------------------------
Electronics (1.5%)
.........................................................................................................................
           847,800   Intel Corp.                                                                              23,399,280
.........................................................................................................................
           979,500   Micron Technology, Inc. (NON)                                                            14,996,145
.........................................................................................................................
         1,877,900   Motorola, Inc.                                                                           34,271,675
.........................................................................................................................
         1,349,000   Solectron Corp. (NON) (S)                                                                 8,728,030
.........................................................................................................................
           155,700   Vishay Intertechnology, Inc. (NON) (S)                                                    2,892,906
------------------------------------------------------------------------------------------------------------------------
                                                                                                              84,288,036
------------------------------------------------------------------------------------------------------------------------
Energy (0.7%)
.........................................................................................................................
           212,600   GlobalSantaFe Corp.
                     (Cayman Islands) (S)                                                                      5,633,900
.........................................................................................................................
           601,000   Halliburton Co.                                                                          18,186,260
.........................................................................................................................
           358,101   Transocean, Inc. (Cayman Islands) (NON) (S)                                              10,363,443
.........................................................................................................................
           141,400   Varco International, Inc. (NON) (S)                                                       3,095,246
------------------------------------------------------------------------------------------------------------------------
                                                                                                              37,278,849
------------------------------------------------------------------------------------------------------------------------
Financial (7.6%)
.........................................................................................................................
         4,606,862   Citigroup, Inc.                                                                         214,219,083
.........................................................................................................................
         1,663,050   Fannie Mae                                                                              118,675,248
.........................................................................................................................
         1,319,841   Freddie Mac                                                                              83,545,935
------------------------------------------------------------------------------------------------------------------------
                                                                                                             416,440,266
------------------------------------------------------------------------------------------------------------------------
Food (1.5%)
.........................................................................................................................
           501,416   ConAgra Foods, Inc. (S)                                                                  13,578,345
.........................................................................................................................
           334,000   General Mills, Inc.                                                                      15,875,020
.........................................................................................................................
           549,573   H.J. Heinz Co.                                                                           21,543,262
.........................................................................................................................
           301,300   Kellogg Co.(S)                                                                           12,609,405
.........................................................................................................................
           130,698   Sara Lee Corp. (S)                                                                        3,004,747
.........................................................................................................................
           714,400   Tyson Foods, Inc. Class A                                                                14,966,680
------------------------------------------------------------------------------------------------------------------------
                                                                                                              81,577,459
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (1.3%)
.........................................................................................................................
           149,600   Boise Cascade Corp.                                                                       5,630,944
.........................................................................................................................
           430,000   International Paper Co.                                                                  19,221,000
.........................................................................................................................
           198,300   Plum Creek Timber Company, Inc.                                                           6,460,614
.........................................................................................................................
           506,368   Smurfit-Stone Container Corp. (NON)                                                      10,102,042
.........................................................................................................................
           451,675   Weyerhaeuser Co.                                                                         28,509,726
------------------------------------------------------------------------------------------------------------------------
                                                                                                              69,924,326
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.4%)
.........................................................................................................................
           218,026   Harrah's Entertainment, Inc.                                                             11,795,207
.........................................................................................................................
           223,892   MGM Mirage, Inc. (NON) (S)                                                               10,509,490
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,304,697
------------------------------------------------------------------------------------------------------------------------
Health Care Services (2.4%)
.........................................................................................................................
            75,300   AmerisourceBergen Corp.                                                                   4,501,434
.........................................................................................................................
           566,951   Cardinal Health, Inc.                                                                    39,714,918
.........................................................................................................................
           486,696   CIGNA Corp.                                                                              33,489,552
.........................................................................................................................
            93,764   Express Scripts, Inc. Class A (NON)                                                       7,428,922
.........................................................................................................................
           178,977   Health Net, Inc. (NON)                                                                    4,742,891
.........................................................................................................................
            43,200   Humana, Inc. (NON)                                                                          730,080
.........................................................................................................................
           656,528   McKesson Corp.                                                                           22,538,606
.........................................................................................................................
            69,200   Medco Health Solutions, Inc. (NON)                                                        2,595,000
.........................................................................................................................
           240,066   UnitedHealth Group, Inc.                                                                 14,944,109
------------------------------------------------------------------------------------------------------------------------
                                                                                                             130,685,512
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.3%)
.........................................................................................................................
            75,300   Centex Corp.                                                                              3,444,975
.........................................................................................................................
            66,500   D.R. Horton, Inc.                                                                         1,888,600
.........................................................................................................................
           274,200   Lennar Corp.                                                                             12,262,224
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,595,799
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.3%)
.........................................................................................................................
           239,013   Whirlpool Corp.                                                                          16,396,292
------------------------------------------------------------------------------------------------------------------------
Industrial (0.4%)
.........................................................................................................................
           230,000   3M Co.                                                                                   20,702,300
------------------------------------------------------------------------------------------------------------------------
Insurance (5.4%)
.........................................................................................................................
         1,103,037   ACE, Ltd. (Bermuda)                                                                      46,636,404
.........................................................................................................................
           375,500   Allstate Corp.                                                                           17,479,525
.........................................................................................................................
         1,913,374   American International Group, Inc.                                                      136,385,299
.........................................................................................................................
           174,712   Fidelity National Financial, Inc.                                                         6,523,746
.........................................................................................................................
           116,700   Hartford Financial Services
                     Group, Inc. (The)                                                                         8,021,958
.........................................................................................................................
           314,000   Metlife, Inc.                                                                            11,256,900
.........................................................................................................................
           318,074   Old Republic International Corp.                                                          7,544,715
.........................................................................................................................
            30,180   Radian Group, Inc.                                                                        1,445,622
.........................................................................................................................
         1,068,817   St. Paul Travelers Cos., Inc. (The)                                                      43,329,841
.........................................................................................................................
           243,800   XL Capital, Ltd. Class A (Bermuda)                                                       18,397,148
------------------------------------------------------------------------------------------------------------------------
                                                                                                             297,021,158
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (3.6%)
.........................................................................................................................
            27,807   Goldman Sachs Group, Inc. (The)                                                           2,618,307
.........................................................................................................................
            73,500   Janus Capital Group, Inc. (S)                                                             1,212,015
.........................................................................................................................
         2,655,412   JPMorgan Chase & Co.                                                                    102,950,323
.........................................................................................................................
         1,152,995   Merrill Lynch & Co., Inc.                                                                62,238,670
.........................................................................................................................
           550,764   Morgan Stanley Dean Witter & Co.                                                         29,063,816
.........................................................................................................................
            12,977   Piper Jaffray Companies, Inc. (NON)                                                         586,950
------------------------------------------------------------------------------------------------------------------------
                                                                                                             198,670,081
------------------------------------------------------------------------------------------------------------------------
Leisure (0.1%)
.........................................................................................................................
           128,200   Harley-Davidson, Inc.                                                                     7,940,708
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.5%)
.........................................................................................................................
           711,400   Cendant Corp.                                                                            17,415,072
.........................................................................................................................
           246,900   Marriott International, Inc. Class A (S)                                                 12,315,372
------------------------------------------------------------------------------------------------------------------------
                                                                                                              29,730,444
------------------------------------------------------------------------------------------------------------------------
Machinery (1.0%)
.........................................................................................................................
           631,107   Ingersoll-Rand Co. Class A (Bermuda) (S)                                                 43,110,919
.........................................................................................................................
           228,400   Parker-Hannifin Corp.                                                                    13,580,664
------------------------------------------------------------------------------------------------------------------------
                                                                                                              56,691,583
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.1%)
.........................................................................................................................
           168,900   Dover Corp. (S)                                                                           7,110,690
------------------------------------------------------------------------------------------------------------------------
Media (2.4%)
.........................................................................................................................
         2,478,003   Liberty Media Corp. Class A (NON)                                                        22,277,247
.........................................................................................................................
         2,751,558   Time Warner, Inc. (NON)                                                                  48,372,390
.........................................................................................................................
         2,322,821   Walt Disney Co. (The)                                                                    59,208,707
------------------------------------------------------------------------------------------------------------------------
                                                                                                             129,858,344
------------------------------------------------------------------------------------------------------------------------
Medical Technology (--%)
.........................................................................................................................
            60,517   Baxter International, Inc.                                                                2,088,442
------------------------------------------------------------------------------------------------------------------------
Metals (1.4%)
.........................................................................................................................
         2,183,200   Alcoa, Inc. (S)                                                                          72,111,096
.........................................................................................................................
           179,231   Barrick Gold Corp. (Canada) (S)                                                           3,539,812
------------------------------------------------------------------------------------------------------------------------
                                                                                                              75,650,908
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.1%)
.........................................................................................................................
            74,634   Sempra Energy (S)                                                                         2,569,649
.........................................................................................................................
           169,400   Southern Union Co. (NON) (S)                                                              3,570,952
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,140,601
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (6.7%)
.........................................................................................................................
           118,400   Amerada Hess Corp.                                                                        9,376,096
.........................................................................................................................
           612,587   Chevron Texaco Corp.                                                                     57,650,563
.........................................................................................................................
           118,800   ConocoPhillips                                                                            9,063,252
.........................................................................................................................
           122,688   Devon Energy Corp.                                                                        8,097,408
.........................................................................................................................
         5,024,402   ExxonMobil Corp.                                                                        223,133,693
.........................................................................................................................
           588,446   Marathon Oil Corp.                                                                       22,266,797
.........................................................................................................................
           281,168   Noble Corp. (Cayman Islands) (NON)                                                       10,653,456
.........................................................................................................................
           119,142   Occidental Petroleum Corp.                                                                5,767,664
.........................................................................................................................
           535,493   Unocal Corp. (S)                                                                         20,348,734
------------------------------------------------------------------------------------------------------------------------
                                                                                                             366,357,663
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (8.5%)
.........................................................................................................................
         1,786,948   Abbott Laboratories                                                                      72,836,000
.........................................................................................................................
         1,077,683   Bristol-Myers Squibb Co.                                                                 26,403,234
.........................................................................................................................
           270,780   Eli Lilly Co.                                                                            18,930,230
.........................................................................................................................
         1,486,300   Johnson & Johnson                                                                        82,786,910
.........................................................................................................................
         1,435,758   King Pharmaceuticals, Inc. (NON)                                                         16,439,429
.........................................................................................................................
         1,026,231   Merck & Co., Inc.                                                                        48,745,973
.........................................................................................................................
         4,963,743   Pfizer, Inc.                                                                            170,157,110
.........................................................................................................................
           868,762   Wyeth                                                                                    31,414,434
------------------------------------------------------------------------------------------------------------------------
                                                                                                             467,713,320
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (1.1%)
.........................................................................................................................
         4,121,346   Xerox Corp. (NON) (S)                                                                    59,759,517
------------------------------------------------------------------------------------------------------------------------
Publishing (0.1%)
.........................................................................................................................
            74,400   McGraw-Hill Companies, Inc. (The) (S)                                                     5,696,808
------------------------------------------------------------------------------------------------------------------------
Railroads (1.2%)
.........................................................................................................................
           193,500   Canadian National Railway Co. (Canada)                                                    8,434,665
.........................................................................................................................
           379,000   Norfolk Southern Corp.                                                                   10,051,080
.........................................................................................................................
           823,442   Union Pacific Corp.                                                                      48,953,627
------------------------------------------------------------------------------------------------------------------------
                                                                                                              67,439,372
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.2%)
.........................................................................................................................
           463,415   Equity Office Properties Trust (R)                                                       12,604,888
------------------------------------------------------------------------------------------------------------------------
Regional Bells (2.6%)
.........................................................................................................................
         1,534,954   BellSouth Corp. (S)                                                                      40,246,494
.........................................................................................................................
           665,800   Qwest Communications
                     International, Inc. (NON)                                                                 2,390,222
.........................................................................................................................
           837,900   SBC Communications, Inc.                                                                 20,319,075
.........................................................................................................................
         2,193,600   Verizon Communications, Inc.                                                             79,386,384
------------------------------------------------------------------------------------------------------------------------
                                                                                                             142,342,175
------------------------------------------------------------------------------------------------------------------------
Restaurants (1.4%)
.........................................................................................................................
           262,800   Darden Restaurants, Inc.                                                                  5,400,540
.........................................................................................................................
         2,668,300   McDonald's Corp.                                                                         69,375,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              74,776,340
------------------------------------------------------------------------------------------------------------------------
Retail (3.6%)
.........................................................................................................................
            81,674   AutoZone, Inc. (NON)                                                                      6,542,087
.........................................................................................................................
           162,124   Federated Department Stores, Inc.                                                         7,960,288
.........................................................................................................................
         1,916,689   Home Depot, Inc. (The)                                                                   67,467,453
.........................................................................................................................
           386,603   JC Penney Co., Inc. (Holding Co.)                                                        14,598,129
.........................................................................................................................
           843,000   Limited Brands                                                                           15,764,100
.........................................................................................................................
           671,189   Lowe's Cos., Inc.                                                                        35,270,982
.........................................................................................................................
         1,107,977   Office Depot, Inc. (NON) (S)                                                             19,843,868
.........................................................................................................................
           803,800   Rite Aid Corp. (NON)                                                                      4,195,836
.........................................................................................................................
           489,994   Staples, Inc.                                                                            14,361,724
.........................................................................................................................
           503,000   TJX Cos., Inc. (The)                                                                     12,142,420
------------------------------------------------------------------------------------------------------------------------
                                                                                                             198,146,887
------------------------------------------------------------------------------------------------------------------------
Software (0.6%)
.........................................................................................................................
           281,482   Amdocs, Ltd. (Guernsey) (NON)                                                             6,595,123
.........................................................................................................................
           838,032   Microsoft Corp.                                                                          23,934,194
------------------------------------------------------------------------------------------------------------------------
                                                                                                              30,529,317
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.5%)
.........................................................................................................................
           209,000   Automatic Data Processing, Inc.                                                           8,752,920
.........................................................................................................................
           155,000   First Data Corp.                                                                          6,900,600
.........................................................................................................................
           280,800   Fiserv, Inc. (NON)                                                                       10,920,312
------------------------------------------------------------------------------------------------------------------------
                                                                                                              26,573,832
------------------------------------------------------------------------------------------------------------------------
Telecommunications (--%)
.........................................................................................................................
            82,241   AT&T Wireless Services, Inc. (NON)                                                        1,177,691
------------------------------------------------------------------------------------------------------------------------
Textiles (0.1%)
.........................................................................................................................
           180,000   Liz Claiborne, Inc.                                                                       6,476,400
------------------------------------------------------------------------------------------------------------------------
Tobacco (2.0%)
.........................................................................................................................
         2,156,583   Altria Group, Inc.                                                                      107,936,972
------------------------------------------------------------------------------------------------------------------------
Toys (0.5%)
.........................................................................................................................
         1,659,057   Mattel, Inc. (S)                                                                         30,277,790
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.2%)
.........................................................................................................................
           337,100   Waste Management, Inc.                                                                   10,332,115
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $4,322,190,995)                                                                $5,454,813,156
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
           233,000   Ford Motor Company Capital Trust II
                     $3.25 cum. cv. pfd.                                                                     $12,785,875
.........................................................................................................................
           203,417   Xerox Corp. 144A $3.75 cv. pfd.                                                          16,451,350
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $22,695,393)                                                                      $29,237,225
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $16,504,802   Putnam Prime Money Market Fund (e)                                                      $16,504,802
.........................................................................................................................
       111,591,855   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.06% to 1.65% and
                     due dates ranging from July 1, 2004 to
                     August 10, 2004 (d)                                                                     111,567,532
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $128,072,334)                                                                    $128,072,334
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $4,472,958,722)                                                                $5,612,122,715
------------------------------------------------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT Growth Opportunities Fund

The fund's portfolio
June 30, 2004 (Unaudited)

COMMON STOCKS (98.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (1.8%)
.........................................................................................................................
            14,100   United Technologies Corp.                                                                $1,289,868
------------------------------------------------------------------------------------------------------------------------
Banking (1.8%)
.........................................................................................................................
            18,400   State Street Corp.                                                                          902,336
.........................................................................................................................
             6,600   Wells Fargo & Co.                                                                           377,718
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,280,054
------------------------------------------------------------------------------------------------------------------------
Beverage (3.8%)
.........................................................................................................................
            16,300   Coca-Cola Co. (The)                                                                         822,824
.........................................................................................................................
            35,700   PepsiCo, Inc.                                                                             1,923,516
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,746,340
------------------------------------------------------------------------------------------------------------------------
Biotechnology (3.2%)
.........................................................................................................................
            27,700   Amgen, Inc. (NON)                                                                         1,511,589
.........................................................................................................................
             7,600   Genentech, Inc. (NON)                                                                       427,120
.........................................................................................................................
             6,000   Gilead Sciences, Inc. (NON)                                                                 402,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,340,709
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (1.7%)
.........................................................................................................................
             4,800   eBay, Inc. (NON)                                                                            441,360
.........................................................................................................................
            22,100   Yahoo!, Inc. (NON)                                                                          802,893
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,244,253
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (8.1%)
.........................................................................................................................
           151,200   Cisco Systems, Inc. (NON)                                                                 3,583,440
.........................................................................................................................
            16,500   Juniper Networks, Inc. (NON) (S)                                                            405,405
.........................................................................................................................
            25,300   Qualcomm, Inc.                                                                            1,846,394
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,835,239
------------------------------------------------------------------------------------------------------------------------
Computers (3.4%)
.........................................................................................................................
            23,200   Dell, Inc. (NON)                                                                            831,024
.........................................................................................................................
            18,700   Hewlett-Packard Co.                                                                         394,570
.........................................................................................................................
            13,000   Lexmark International, Inc. (NON)                                                         1,254,890
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,480,484
------------------------------------------------------------------------------------------------------------------------
Conglomerates (3.0%)
.........................................................................................................................
            17,600   Danaher Corp.                                                                               912,560
.........................................................................................................................
            66,300   General Electric Co.                                                                      2,148,120
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,060,680
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (2.2%)
.........................................................................................................................
            12,200   Capital One Financial Corp.                                                                 834,236
.........................................................................................................................
            30,100   MBNA Corp.                                                                                  776,279
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,610,515
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (4.0%)
.........................................................................................................................
            33,800   Avon Products, Inc.                                                                       1,559,532
.........................................................................................................................
             4,000   Gillette Co. (The)                                                                          169,600
.........................................................................................................................
            21,200   Procter & Gamble Co.                                                                      1,154,128
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,883,260
------------------------------------------------------------------------------------------------------------------------
Electronics (8.2%)
.........................................................................................................................
           142,100   Intel Corp.                                                                               3,921,960
.........................................................................................................................
             8,100   Motorola, Inc.                                                                              147,825
.........................................................................................................................
            50,900   Texas Instruments, Inc.                                                                   1,230,762
.........................................................................................................................
            18,800   Xilinx, Inc.                                                                                626,228
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,926,775
------------------------------------------------------------------------------------------------------------------------
Financial (4.2%)
.........................................................................................................................
            35,000   Citigroup, Inc.                                                                           1,627,500
.........................................................................................................................
            19,900   Fannie Mae                                                                                1,420,064
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,047,564
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.5%)
.........................................................................................................................
             6,300   Harrah's Entertainment, Inc.                                                                340,830
------------------------------------------------------------------------------------------------------------------------
Health Care Services (3.4%)
.........................................................................................................................
            15,400   Cardinal Health, Inc.                                                                     1,078,770
.........................................................................................................................
            22,100   UnitedHealth Group, Inc.                                                                  1,375,725
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,454,495
------------------------------------------------------------------------------------------------------------------------
Industrial (2.2%)
.........................................................................................................................
            17,800   3M Co.                                                                                    1,602,178
------------------------------------------------------------------------------------------------------------------------
Insurance (1.8%)
.........................................................................................................................
            17,900   American International Group, Inc.                                                        1,275,912
------------------------------------------------------------------------------------------------------------------------
Medical Technology (3.5%)
.........................................................................................................................
            13,100   Guidant Corp.                                                                               732,028
.........................................................................................................................
            21,700   Medtronic, Inc.                                                                           1,057,224
.........................................................................................................................
             9,400   St. Jude Medical, Inc.                                                                      711,110
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,500,362
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (1.0%)
.........................................................................................................................
            16,000   Apache Corp.                                                                                696,800
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (13.4%)
.........................................................................................................................
            32,700   Abbott Laboratories                                                                       1,332,852
.........................................................................................................................
            18,700   Forest Laboratories, Inc. (NON)                                                           1,058,981
.........................................................................................................................
            33,200   Johnson & Johnson                                                                         1,849,240
.........................................................................................................................
           131,600   Pfizer, Inc.                                                                              4,511,248
.........................................................................................................................
            25,900   Wyeth                                                                                       936,544
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,688,865
------------------------------------------------------------------------------------------------------------------------
Retail (13.9%)
.........................................................................................................................
             6,300   Best Buy Co., Inc.                                                                          319,662
.........................................................................................................................
            14,000   Costco Wholesale Corp.                                                                      574,980
.........................................................................................................................
            51,900   Home Depot, Inc. (The)                                                                    1,826,880
.........................................................................................................................
             7,600   Kohl's Corp. (NON)                                                                          321,328
.........................................................................................................................
            37,700   Lowe's Cos., Inc.                                                                         1,981,135
.........................................................................................................................
            34,700   Staples, Inc.                                                                             1,017,057
.........................................................................................................................
             8,200   Target Corp.                                                                                348,254
.........................................................................................................................
            31,800   TJX Cos., Inc. (The)                                                                        767,652
.........................................................................................................................
            55,000   Wal-Mart Stores, Inc.                                                                     2,901,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,058,748
------------------------------------------------------------------------------------------------------------------------
Schools (0.7%)
.........................................................................................................................
            10,700   Career Education Corp. (NON)                                                                487,492
------------------------------------------------------------------------------------------------------------------------
Software (10.1%)
.........................................................................................................................
            18,100   Adobe Systems, Inc.                                                                         841,650
.........................................................................................................................
           167,400   Microsoft Corp.                                                                           4,780,941
.........................................................................................................................
            73,700   Oracle Corp. (NON)                                                                          879,241
.........................................................................................................................
             9,500   Symantec Corp. (NON)                                                                        415,910
.........................................................................................................................
            13,200   Veritas Software Corp. (NON)                                                                365,640
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,283,382
------------------------------------------------------------------------------------------------------------------------
Textiles (0.8%)
.........................................................................................................................
             7,700   Nike, Inc.                                                                                  583,275
------------------------------------------------------------------------------------------------------------------------
Tobacco (1.7%)
.........................................................................................................................
            25,100   Altria Group, Inc.                                                                        1,256,254
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $64,425,969)                                                                      $71,974,334
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $709,452   Putnam Prime Money Market Fund (e)                                                         $709,452
.........................................................................................................................
            36,481   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.06% to 1.65% and
                     due dates ranging from July 1, 2004 to
                     August 10, 2004 (d)                                                                          36,482
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $745,934)                                                                            $745,934
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $65,171,903)                                                                      $72,720,268
------------------------------------------------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT Health Sciences Fund

The fund's portfolio
June 30, 2004 (Unaudited)

COMMON STOCKS (97.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Biotechnology (14.0%)
.........................................................................................................................
           359,900   Amgen, Inc. (NON)                                                                       $19,639,743
.........................................................................................................................
            34,700   Amylin Pharmaceuticals, Inc. (NON) (S)                                                      791,160
.........................................................................................................................
            97,600   Biogen Idec, Inc. (NON) (S)                                                               6,173,200
.........................................................................................................................
            17,700   Connetics Corp. (NON) (S)                                                                   357,540
.........................................................................................................................
             9,345   Corgentech, Inc. (NON) (S)                                                                  150,641
.........................................................................................................................
           128,800   Genentech, Inc. (NON)                                                                     7,238,560
.........................................................................................................................
           100,600   Genzyme Corp. (NON)                                                                       4,761,398
.........................................................................................................................
            95,600   Gilead Sciences, Inc. (NON)                                                               6,405,200
.........................................................................................................................
            14,700   IDEXX Laboratories, Inc. (NON) (S)                                                          925,218
.........................................................................................................................
            42,900   Millennium Pharmaceuticals, Inc. (NON)                                                      592,020
.........................................................................................................................
            25,600   Neurocrine Biosciences, Inc. (NON)                                                        1,327,360
.........................................................................................................................
             1,100   Nexia Biotechnologies, Inc. (Canada) (NON)                                                    1,206
.........................................................................................................................
            23,800   Nexia Biotechnologies, Inc. 144A
                     (Canada) (NON)                                                                               26,097
------------------------------------------------------------------------------------------------------------------------
                                                                                                              48,389,343
------------------------------------------------------------------------------------------------------------------------
Health Care Services (13.8%)
.........................................................................................................................
            69,800   AmerisourceBergen Corp.(S)                                                                4,172,644
.........................................................................................................................
            25,000   Anthem, Inc. (NON) (S)                                                                    2,239,000
.........................................................................................................................
            14,600   Apria Healthcare Group, Inc. (NON) (S)                                                      419,020
.........................................................................................................................
           176,700   Cardinal Health, Inc.                                                                    12,377,835
.........................................................................................................................
            75,600   CIGNA Corp.                                                                               5,202,036
.........................................................................................................................
           104,700   Community Health Systems, Inc. (NON) (S)                                                  2,802,819
.........................................................................................................................
            56,000   Express Scripts, Inc. Class A (NON)                                                       4,436,880
.........................................................................................................................
            19,000   Fisher Scientific International, Inc. (NON) (S)                                           1,097,250
.........................................................................................................................
            11,500   Henry Schein, Inc. (NON)                                                                    726,110
.........................................................................................................................
            10,600   Laboratory Corp. of America Holdings (NON)                                                  420,820
.........................................................................................................................
            35,500   McKesson Corp.                                                                            1,218,715
.........................................................................................................................
           138,600   Medco Health Solutions, Inc. (NON)                                                        5,197,500
.........................................................................................................................
            24,000   Omnicare, Inc.                                                                            1,027,440
.........................................................................................................................
            74,800   Triad Hospitals, Inc. (NON) (S)                                                           2,784,804
.........................................................................................................................
            57,400   UnitedHealth Group, Inc.                                                                  3,573,150
------------------------------------------------------------------------------------------------------------------------
                                                                                                              47,696,023
------------------------------------------------------------------------------------------------------------------------
Medical Technology (13.3%)
.........................................................................................................................
             9,500   Animas Corp. (NON) (S)                                                                      177,175
.........................................................................................................................
            13,400   Beckman Coulter, Inc.                                                                       817,400
.........................................................................................................................
            53,000   C.R. Bard, Inc.                                                                           3,002,450
.........................................................................................................................
            28,200   Cyberonics, Inc. (NON) (S)                                                                  940,752
.........................................................................................................................
            39,600   DJ Orthopedics, Inc. (NON) (S)                                                              910,800
.........................................................................................................................
            24,400   Edwards Lifesciences Corp. (NON) (S)                                                        850,340
.........................................................................................................................
            10,372   Given Imaging, Ltd. (Israel) (NON) (S)                                                      367,273
.........................................................................................................................
           116,800   Guidant Corp.                                                                             6,526,784
.........................................................................................................................
            16,600   Kinetic Concepts, Inc. (NON)                                                                828,340
.........................................................................................................................
           369,400   Medtronic, Inc.                                                                          17,997,168
.........................................................................................................................
             1,700   Nobel Biocare AB (Sweden) (NON)                                                             200,092
.........................................................................................................................
               250   Nobel Biocare Holding AG
                     (Switzerland)                                                                                29,425
.........................................................................................................................
           242,607   Smith & Nephew PLC (United Kingdom)                                                       2,611,065
.........................................................................................................................
            71,400   St. Jude Medical, Inc. (NON)                                                              5,401,410
.........................................................................................................................
            26,000   Sybron Dental Specialties, Inc. (NON)                                                       776,100
.........................................................................................................................
            25,316   Synthes-Stratec, Inc. (Switzerland)                                                       2,886,008
.........................................................................................................................
            28,600   Waters Corp. (NON) (S)                                                                    1,366,508
------------------------------------------------------------------------------------------------------------------------
                                                                                                              45,689,090
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (56.6%)
.........................................................................................................................
           523,000   Abbott Laboratories                                                                      21,317,480
.........................................................................................................................
           106,894   AstraZeneca PLC (United Kingdom)                                                          4,795,641
.........................................................................................................................
           238,800   AstraZeneca PLC ADR (United Kingdom)                                                     10,898,832
.........................................................................................................................
            78,350   Barr Pharmaceuticals, Inc. (NON)                                                          2,640,395
.........................................................................................................................
             5,000   Basilea Pharmaceutical 144A
                     (Switzerland) (NON)                                                                         339,203
.........................................................................................................................
            26,000   Cephalon, Inc. (NON) (S)                                                                  1,404,000
.........................................................................................................................
           173,200   Eli Lilly Co.                                                                            12,108,412
.........................................................................................................................
           242,500   Forest Laboratories, Inc. (NON)                                                          13,732,775
.........................................................................................................................
           376,100   GlaxoSmithKline PLC ADR
                     (United Kingdom) (S)                                                                     15,593,106
.........................................................................................................................
            47,100   IVAX Corp. (NON) (S)                                                                      1,129,929
.........................................................................................................................
           436,900   Johnson & Johnson                                                                        24,335,330
.........................................................................................................................
            63,200   King Pharmaceuticals, Inc. (NON)                                                            723,640
.........................................................................................................................
           300,531   Novartis AG (Switzerland)                                                                13,260,132
.........................................................................................................................
            16,800   Par Pharmaceutical Cos., Inc. (NON)                                                         591,528
.........................................................................................................................
           885,700   Pfizer, Inc. (SEG)                                                                       30,361,796
.........................................................................................................................
           133,488   Roche Holding AG (Switzerland)                                                           13,218,745
.........................................................................................................................
           159,400   Sankyo Co., Ltd. (Japan)                                                                  3,455,055
.........................................................................................................................
           103,300   Takeda Chemical Industries, Ltd. (Japan)                                                  4,534,936
.........................................................................................................................
            26,000   Teva Pharmaceutical Industries, Ltd.
                     ADR (Israel)                                                                              1,749,540
.........................................................................................................................
           430,800   Wyeth                                                                                    15,577,728
.........................................................................................................................
           103,400   Yamanouchi Pharmaceutical Co., Ltd.
                     (Japan)                                                                                   3,477,940
------------------------------------------------------------------------------------------------------------------------
                                                                                                             195,246,143
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $287,308,111)                                                                    $337,020,599
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $3,197,936   Putnam Prime Money Market Fund (e)                                                       $3,197,936
.........................................................................................................................
        21,170,220   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.06% to 1.65% and
                     due dates ranging from July 1, 2004 to
                     August 10, 2004 (d)                                                                      21,165,606
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $24,363,542)                                                                      $24,363,542
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $311,671,653)                                                                    $361,384,141
------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2004 (Unaudited)
(aggregate face value $16,145,384)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Canadian Dollar            $1,441,632   $1,433,891     9/15/04         $7,741
...............................................................................
Danish Krone                1,630,768    1,637,528     9/15/04         (6,760)
...............................................................................
Euro                       13,139,997   13,073,965     9/15/04         66,032
------------------------------------------------------------------------------
                                                                      $67,013
------------------------------------------------------------------------------

Forward Currency Contracts to Sell at June 30, 2004 (Unaudited)
(aggregate face value $24,546,132)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
British Pound             $11,822,635  $11,897,545     9/15/04        $74,910
...............................................................................
Japanese Yen                1,242,206    1,220,546     9/15/04        (21,660)
...............................................................................
Swiss Franc                11,419,641   11,428,041     9/15/04          8,400
------------------------------------------------------------------------------
                                                                      $61,650
------------------------------------------------------------------------------

Futures Contracts Outstanding at June 30, 2004 (Unaudited)
------------------------------------------------------------------------------
                                         Aggregate  Expiration     Unrealized
                                Value   Face Value        Date   Depreciation
...............................................................................
S&P 500 Index
(Long)                     $1,425,500   $1,426,894      Sep-04        $(1,394)
------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT High Yield Fund

The fund's portfolio
June 30, 2004 (Unaudited)

CORPORATE BONDS AND NOTES (86.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.2%)
.........................................................................................................................
        $1,035,000   Lamar Media Corp. company guaranty
                     7 1/4s, 2013                                                                             $1,053,113
------------------------------------------------------------------------------------------------------------------------
Automotive (2.5%)
.........................................................................................................................
           535,000   ArvinMeritor, Inc. notes 8 3/4s, 2012                                                       580,475
.........................................................................................................................
         1,725,000   Collins & Aikman Products company
                     guaranty 10 3/4s, 2011                                                                    1,725,000
.........................................................................................................................
           315,000   Dana Corp. notes 10 1/8s, 2010                                                              356,738
.........................................................................................................................
         2,265,000   Dana Corp. notes 9s, 2011                                                                 2,650,050
.........................................................................................................................
           170,000   Dana Corp. notes 7s, 2029                                                                   163,200
.........................................................................................................................
           400,000   Delco Remy International, Inc.
                     company guaranty 11s, 2009                                                                  424,000
.........................................................................................................................
         1,400,000   Delco Remy International, Inc. 144A
                     sr. sub. notes 9 3/8s, 2012                                                               1,358,000
.........................................................................................................................
           360,000   Dura Operating Corp. company
                     guaranty Ser. B, 8 5/8s, 2012                                                               367,200
.........................................................................................................................
         1,170,000   Dura Operating Corp. company
                     guaranty Ser. D, 9s, 2009                                                                 1,149,525
.........................................................................................................................
           555,000   Federal Mogul Corp. bank term loan
                     FRN Ser. A, 3.56s, 2005 (acquired
                     10/29/03, cost $456,488) (RES)                                                              510,947
.........................................................................................................................
         1,285,000   Federal Mogul Corp. bank term loan
                     FRN Ser. B, 3.81s, 2005 (acquired
                     10/29/03, cost $1,056,913) (RES)                                                          1,183,002
.........................................................................................................................
           129,188   Hayes Lemmerz International, Inc.
                     bank term loan FRN 5.071s, 2009
                     (acquired 6/03/03, cost $127,896) (RES)                                                     131,529
.........................................................................................................................
         1,090,000   Lear Corp. company guaranty Ser. B,
                     8.11s, 2009                                                                               1,241,562
.........................................................................................................................
           770,000   Meritor Automotive, Inc.
                     notes 6.8s, 2009                                                                            783,475
.........................................................................................................................
         1,210,000   Metaldyne Corp. 144A sr. notes 10s, 2013                                                  1,185,800
.........................................................................................................................
            51,466   Tenneco Automotive, Inc. bank term
                     loan FRN 4.502s, 2010 (acquired
                     12/10/03, cost $51,466) (RES)                                                                52,516
.........................................................................................................................
            23,276   Tenneco Automotive, Inc. bank term
                     loan FRN 4.35s, 2010 (acquired
                     12/10/03, cost $23,276) (RES)                                                                23,751
.........................................................................................................................
           370,000   Tenneco Automotive, Inc. company
                     guaranty Ser. B, 11 5/8s, 2009                                                              397,750
.........................................................................................................................
         2,425,000   Tenneco Automotive, Inc. sec.
                     notes Ser. B, 10 1/4s, 2013                                                               2,740,250
.........................................................................................................................
           104,738   TRW Automotive bank term loan FRN
                     3.438s, 2011 (acquired 1/07/04,
                     cost $104,738) (RES)                                                                        106,549
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,131,319
------------------------------------------------------------------------------------------------------------------------
Basic Materials (9.3%)
.........................................................................................................................
         1,165,000   Acetex Corp. sr. notes 10 7/8s,
                     2009 (Canada)                                                                             1,272,762
.........................................................................................................................
           170,000   AK Steel Corp. company
                     guaranty 7 7/8s, 2009                                                                       158,950
.........................................................................................................................
           650,000   AK Steel Corp. company
                     guaranty 7 3/4s, 2012                                                                       586,625
.........................................................................................................................
           720,000   Armco, Inc. sr. notes 9s, 2007                                                              707,400
.........................................................................................................................
           900,000   Armco, Inc. sr. notes 8 7/8s, 2008                                                          850,500
.........................................................................................................................
           860,000   Avecia Group PLC company guaranty
                     11s, 2009 (United Kingdom)                                                                  653,600
.........................................................................................................................
         1,145,000   BCP Caylux Holdings Luxembourg SCA
                     144A sr. sub. notes 9 5/8s, 2014
                     (Luxembourg)                                                                              1,185,075
.........................................................................................................................
           144,250   Buckeye Technologies, Inc. bank
                     term loan FRN 3.677s, 2010
                     (acquired 11/21/03, cost $50,000) (RES)                                                     146,053
.........................................................................................................................
         1,480,000   Compass Minerals Group, Inc.
                     company guaranty 10s, 2011                                                                1,646,500
.........................................................................................................................
           535,000   Compass Minerals International, Inc.
                     sr. disc. notes stepped-coupon zero %
                     (12s, 6/1/08), 2013 (STP)                                                                   406,600
.........................................................................................................................
         1,450,000   Compass Minerals International, Inc.
                     sr. notes stepped-coupon zero %
                     (12 3/4s, 12/15/07), 2012 (STP)                                                           1,145,500
.........................................................................................................................
         2,278,670   Doe Run Resources Corp. company
                     guaranty Ser. A1, 11 3/4s, 2008 (PIK)                                                     1,709,002
.........................................................................................................................
         1,075,000   Equistar Chemicals LP notes 8 3/4s, 2009                                                  1,120,688
.........................................................................................................................
         3,230,000   Equistar Chemicals LP/Equistar Funding
                     Corp. company guaranty 10 1/8s, 2008                                                      3,553,000
.........................................................................................................................
           735,000   Four M Corp. sr. notes Ser. B, 12s, 2006                                                    742,350
.........................................................................................................................
           360,000   Georgia-Pacific Corp. bonds 7 3/4s, 2029                                                    345,600
.........................................................................................................................
           535,000   Georgia-Pacific Corp. company guaranty
                     8 7/8s, 2010                                                                                605,888
.........................................................................................................................
           875,000   Georgia-Pacific Corp. debs. 7.7s, 2015                                                      925,312
.........................................................................................................................
             4,000   Georgia-Pacific Corp. sr. notes
                     7 3/8s, 2008                                                                                  4,260
.........................................................................................................................
         1,470,000   Gerdau Ameristeel Corp.
                     sr. notes 10 3/8s, 2011 (Canada)                                                          1,639,050
.........................................................................................................................
           148,500   Graphics Packaging bank term loan
                     FRN 3.86s, 2010 (acquired 8/6/03,
                     cost $148,500) (RES)                                                                        150,802
.........................................................................................................................
           349,125   Hercules, Inc. bank term loan FRN 3.61s,
                     2010 (acquired 4/7/04, cost $349,125) (RES)                                                 354,216
.........................................................................................................................
         2,205,000   Hercules, Inc. company guaranty
                     11 1/8s, 2007                                                                             2,579,850
.........................................................................................................................
         1,480,000   Hercules, Inc. 144A sr. sub. notes
                     6 3/4s, 2029                                                                              1,420,800
.........................................................................................................................
           380,000   Huntsman Advanced Materials, LLC
                     144A sec. FRN 10s, 2008                                                                     384,750
.........................................................................................................................
            55,000   Huntsman Advanced Materials, LLC
                     144A sec. notes 11s, 2010                                                                    62,012
.........................................................................................................................
         1,490,000   Huntsman Co., LLC 144A sr. disc.
                     notes zero %, 2008                                                                          864,200
.........................................................................................................................
           604,067   Huntsman Corp. bank term loan FRN
                     Ser. A, 5.188s, 2007 (acquired
                     3/1/02, cost $170,304) (RES)                                                                602,772
.........................................................................................................................
            84,301   Huntsman Corp. bank term loan FRN
                     Ser. B, 10.315s, 2007 (acquired
                     7/31/03, cost $0) (RES)                                                                      84,120
.........................................................................................................................
         1,650,000   Huntsman ICI Chemicals, Inc.
                     company guaranty 10 1/8s, 2009                                                            1,674,750
.........................................................................................................................
         2,995,000   Huntsman ICI Holdings sr. disc.
                     notes zero %, 2009                                                                        1,467,550
.........................................................................................................................
EUR        755,000   Huntsman International, LLC
                     sr. sub. notes Ser. EXCH, 10 1/8s, 2009                                                     911,185
.........................................................................................................................
          $800,000   Huntsman LLC company guaranty
                     11 5/8s, 2010                                                                               884,000
.........................................................................................................................
           620,000   Huntsman, LLC 144A company
                     guaranty 11 1/2s, 2012                                                                      626,200
.........................................................................................................................
           245,000   International Steel Group, Inc.
                     144A sr. notes 6 1/2s, 2014                                                                 229,688
.........................................................................................................................
         2,330,000   ISP Chemco, Inc. company guaranty
                     Ser. B, 10 1/4s, 2011                                                                     2,574,650
.........................................................................................................................
            80,000   Kaiser Aluminum & Chemical Corp.
                     sr. notes Ser. B, 10 7/8s, 2006
                     (In default) (NON)                                                                           83,800
.........................................................................................................................
         1,240,000   Kaiser Aluminum & Chemical Corp.
                     sr. sub. notes 12 3/4s, 2003
                     (In default) (NON) (DEF)                                                                    207,700
.........................................................................................................................
           185,000   Kappa Beheer BV company guaranty
                     10 5/8s, 2009 (Netherlands)                                                                 193,325
.........................................................................................................................
           140,000   Lyondell Chemical Co. bonds
                     11 1/8s, 2012                                                                               155,050
.........................................................................................................................
         1,085,000   Lyondell Chemical Co. company
                     guaranty 9 1/2s, 2008                                                                     1,133,825
.........................................................................................................................
         2,500,000   Lyondell Chemical Co. notes Ser. A,
                     9 5/8s, 2007                                                                              2,612,500
.........................................................................................................................
EUR         70,000   MDP Acquisitions PLC sr. notes 10 1/8s,
                     2012 (Ireland)                                                                               92,103
.........................................................................................................................
        $1,700,000   MDP Acquisitions PLC sr. notes 9 5/8s,
                     2012 (Ireland)                                                                            1,861,500
.........................................................................................................................
           659,238   MDP Acquisitions PLC sub. notes
                     15 1/2s, 2013 (Ireland) (PIK)                                                               768,012
.........................................................................................................................
         1,960,000   Millennium America, Inc. company
                     guaranty 9 1/4s, 2008                                                                     2,107,000
.........................................................................................................................
           360,000   Millennium America, Inc. 144A
                     sr. notes 9 1/4s, 2008                                                                      387,000
.........................................................................................................................
           129,773   Nalco Co. bank term loan FRN
                     Ser. B, 3.629s, 2010 (acquired
                     11/6/03, cost $129,773) (RES)                                                               131,557
.........................................................................................................................
           370,000   Nalco Co. 144A sr. notes 7 3/4s, 2011                                                       387,575
.........................................................................................................................
EUR        140,000   Nalco Co. 144A sr. notes 7 3/4s, 2011                                                       175,434
.........................................................................................................................
EUR        140,000   Nalco Co. 144A sr. sub. notes 9s, 2013                                                      173,816
.........................................................................................................................
        $2,290,000   Nalco Co. 144A sr. sub. notes
                     8 7/8s, 2013                                                                              2,398,775
.........................................................................................................................
           780,000   Norska Skog Canada Ltd.
                     sr. notes 7 3/8s, 2014 (Canada)                                                             754,650
.........................................................................................................................
         1,015,131   Noveon International bonds 13s, 2011                                                      1,076,039
.........................................................................................................................
           477,515   PCI Chemicals Canada sec.
                     sr. notes 10s, 2008 (Canada)                                                                453,639
.........................................................................................................................
           702,195   Pioneer Companies, Inc. sec. FRN
                     5.086s, 2006                                                                                663,574
.........................................................................................................................
         1,115,000   Potlatch Corp. company guaranty
                     10s, 2011                                                                                 1,237,650
.........................................................................................................................
           815,000   Resolution Performance Products, LLC
                     sec. notes 8s, 2009                                                                         845,562
.........................................................................................................................
           220,000   Resolution Performance Products, LLC
                     sr. notes 9 1/2s, 2010                                                                      227,700
.........................................................................................................................
           275,000   Rhodia SA 144A sr. notes 10 1/4s,
                     2010 (France)                                                                               277,750
.........................................................................................................................
EUR        885,000   SGL Carbon SA 144A sr. notes
                     8 1/2s, 2012 (Luxembourg)                                                                 1,038,468
.........................................................................................................................
          $146,033   SGL Carbon, LLC bank term loan FRN
                     4.22s, 2009 (acquired 2/26/04,
                     cost $146,763) (RES)                                                                        146,032
.........................................................................................................................
           725,000   Smurfit-Stone Container Corp.
                     company guaranty 8 1/4s, 2012                                                               754,000
.........................................................................................................................
            75,000   Smurfit-Stone Container Corp.
                     company guaranty 7 1/2s, 2013                                                                74,250
.........................................................................................................................
            99,750   St. Mary's Cement Corp. bank term
                     loan FRN 3.61s, 2009 (acquired
                     11/26/03, cost $99,750) (RES)                                                               100,996
.........................................................................................................................
           625,000   Steel Dynamics, Inc. company guaranty
                     9 1/2s, 2009                                                                                690,625
.........................................................................................................................
           289,803   Sterling Chemicals, Inc. sec. notes
                     10s, 2007 (PIK)                                                                             273,863
.........................................................................................................................
           570,000   Stone Container Corp. sr. notes
                     9 3/4s, 2011                                                                                627,000
.........................................................................................................................
         1,255,000   Stone Container Corp. sr. notes
                     8 3/8s, 2012                                                                              1,311,475
.........................................................................................................................
           300,000   Tembec Industries, Inc. company
                     guaranty 7 3/4s, 2012 (Canada)                                                              289,500
.........................................................................................................................
         1,650,000   Ucar Finance, Inc. company guaranty
                     10 1/4s, 2012                                                                             1,835,625
.........................................................................................................................
           795,000   United Agri Products 144A sr. notes
                     8 1/4s, 2011                                                                                878,475
.........................................................................................................................
           286,000   United States Steel Corp. sr. notes
                     9 3/4s, 2010                                                                                316,745
.........................................................................................................................
           324,000   United States Steel, LLC sr. notes
                     10 3/4s, 2008                                                                               370,170
.........................................................................................................................
           300,000   Wellman 1st. lien bank term loan FRN 6s,
                     2009 (acquired 2/04/04, cost $300,000) (RES)                                                304,875
.........................................................................................................................
           535,000   Wellman 2nd. lien bank term loan
                     FRN 8 3/4s, 2010 (acquired 2/04/04,
                     cost $524,300) (RES)                                                                        526,529
.........................................................................................................................
            85,945   Wheeling-Pittsburgh Steel Corp.
                     sr. notes 6s, 2010                                                                           59,302
.........................................................................................................................
           171,891   Wheeling-Pittsburgh Steel Corp.
                     sr. notes 5s, 2011                                                                          118,605
.........................................................................................................................
           370,000   WHX Corp. sr. notes 10 1/2s, 2005                                                           329,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                              62,727,631
------------------------------------------------------------------------------------------------------------------------
Beverage (0.1%)
.........................................................................................................................
            84,375   Constellation Brands, Inc. bank
                     term loan FRN 3.213s, 2008
                     (acquired 11/3/03, cost $84,375) (RES)                                                       85,611
.........................................................................................................................
           685,000   Constellation Brands, Inc. company
                     guaranty Ser. B, 8s, 2008                                                                   738,088
.........................................................................................................................
            70,000   Constellation Brands, Inc.
                     sr. sub. notes Ser. B, 8 1/8s, 2012                                                          73,850
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 897,549
------------------------------------------------------------------------------------------------------------------------
Broadcasting (3.0%)
.........................................................................................................................
           770,000   British Sky Broadcasting PLC
                     company guaranty 8.2s, 2009
                     (United Kingdom)                                                                            887,171
.........................................................................................................................
         2,320,000   British Sky Broadcasting PLC
                     company guaranty 6 7/8s, 2009
                     (United Kingdom)                                                                          2,533,769
.........................................................................................................................
           111,499   DirecTV bank term loan FRN Ser. B,
                     3.49s, 2010 (acquired 3/04/03,
                     8/5/03, cost $111,499) (RES)                                                                112,921
.........................................................................................................................
         1,500,000   DirecTV Holdings, LLC sr. notes
                     8 3/8s, 2013                                                                              1,659,375
.........................................................................................................................
         6,832,000   Diva Systems Corp. sr. disc. notes Ser. B,
                     12 5/8s, 2008 (In default) (NON)                                                             17,080
.........................................................................................................................
         4,310,000   Echostar DBS Corp. sr. notes
                     10 3/8s, 2007                                                                             4,611,700
.........................................................................................................................
         1,288,000   Echostar DBS Corp. sr. notes
                     9 1/8s, 2009                                                                              1,413,580
.........................................................................................................................
         3,100,000   Echostar DBS Corp. sr. notes
                     6 3/8s, 2011                                                                              3,053,500
.........................................................................................................................
         2,940,000   Granite Broadcasting Corp. 144A
                     sec. notes 9 3/4s, 2010                                                                   2,734,200
.........................................................................................................................
           595,000   Gray Television, Inc. company guaranty
                     9 1/4s, 2011                                                                                650,038
.........................................................................................................................
            92,581   Knology, Inc. 144A sr. notes 12s, 2009 (PIK)                                                 87,489
.........................................................................................................................
           690,000   Sinclair Broadcast Group, Inc.
                     company guaranty 8s, 2012                                                                   705,525
.........................................................................................................................
           937,000   Young Broadcasting, Inc. company
                     guaranty 10s, 2011                                                                          953,398
.........................................................................................................................
           735,000   Young Broadcasting, Inc. 144A
                     sr. sub. notes 8 3/4s, 2014                                                                 694,575
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,114,321
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.7%)
.........................................................................................................................
           640,000   Building Materials Corp. company
                     guaranty 8s, 2008                                                                           641,600
.........................................................................................................................
         1,070,000   Dayton Superior Corp. sec. notes
                     10 3/4s, 2008                                                                             1,075,350
.........................................................................................................................
         1,115,000   Nortek Holdings, Inc. 144A sr. notes
                     stepped-coupon zero % (10s,
                     11/15/07), 2011 (STP)                                                                       892,000
.........................................................................................................................
           915,000   Nortek, Inc. sr. sub. notes Ser. B,
                     9 7/8s, 2011                                                                              1,036,238
.........................................................................................................................
           525,000   Owens Corning bonds 7 1/2s, 2018
                     (In default) (NON)                                                                          236,250
.........................................................................................................................
         1,245,000   Owens Corning notes 7 1/2s, 2005
                     (In default) (NON)                                                                          560,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,441,688
------------------------------------------------------------------------------------------------------------------------
Cable Television (3.8%)
.........................................................................................................................
            60,000   Adelphia Communications Corp. notes
                     Ser. B, 9 7/8s, 2005 (In default) (NON)                                                      59,400
.........................................................................................................................
           290,000   Adelphia Communications Corp. sr. notes
                     10 7/8s, 2010 (In default) (NON)                                                            292,900
.........................................................................................................................
           130,000   Adelphia Communications Corp. sr. notes
                     10 1/4s, 2006 (In default) (NON)                                                            128,700
.........................................................................................................................
            80,000   Adelphia Communications Corp. sr. notes
                     9 3/8s, 2009 (In default) (NON)                                                              81,000
.........................................................................................................................
           140,000   Adelphia Communications Corp. sr. notes
                     7 7/8s, 2009 (In default) (NON)                                                             133,350
.........................................................................................................................
           755,000   Adelphia Communications Corp. sr. notes
                     Ser. B, 9 7/8s, 2007 (In default) (NON)                                                     747,450
.........................................................................................................................
           650,000   Adelphia Communications Corp. sr. notes
                     Ser. B, 7 3/4s, 2009 (In default) (NON)                                                     625,625
.........................................................................................................................
           865,000   Atlantic Broadband Finance, LLC
                     144A sr. sub. notes 9 3/8s, 2014                                                            817,425
.........................................................................................................................
         3,370,000   Cablevision Systems Corp. 144A
                     sr. notes 8s, 2012                                                                        3,319,450
.........................................................................................................................
         1,090,000   Century Cable Holdings bank term
                     loan FRN 6s, 2009 (acquired 6/5/02,
                     cost $429,151) (RES)                                                                      1,055,938
.........................................................................................................................
           200,000   Charter bank term loan FRN 4.42s,
                     2011 (acquired 4/21/04, cost $200,000) (RES)                                                199,045
.........................................................................................................................
           190,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. disc. notes
                     stepped-coupon zero % (12 1/8s,
                     1/15/07), 2012 (STP)                                                                        113,050
.........................................................................................................................
         1,225,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. disc. notes
                     stepped-coupon zero % (11 3/4s,
                     5/15/06), 2011 (STP)                                                                        793,188
.........................................................................................................................
         1,475,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. notes 11 1/8s, 2011                                                     1,239,000
.........................................................................................................................
         2,260,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. notes 10 3/4s, 2009                                                     1,898,400
.........................................................................................................................
           775,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. notes 10 1/4s, 2010                                                       639,375
.........................................................................................................................
         2,815,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. notes 10s, 2011                                                         2,223,850
.........................................................................................................................
         1,790,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. notes 9 5/8s, 2009                                                      1,449,900
.........................................................................................................................
           375,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. notes 8 5/8s, 2009                                                        299,063
.........................................................................................................................
           780,000   CSC Holdings, Inc. debs. 7 5/8s, 2018                                                       727,350
.........................................................................................................................
         1,360,000   CSC Holdings, Inc. sr. notes 7 7/8s, 2007                                                 1,414,400
.........................................................................................................................
         2,760,000   Kabel Deutsheland GmbH 144A
                     sr. notes 10 5/8s, 2014 (Germany)                                                         2,835,900
.........................................................................................................................
         1,190,000   Mediacom LLC/Mediacom Capital Corp.
                     sr. notes 9 1/2s, 2013                                                                    1,148,350
.........................................................................................................................
           640,000   Olympus Cable bank term loan FRN
                     Ser. B, 6s, 2010 (acquired 11/6/03,
                     cost $293,256) (RES)                                                                        620,228
.........................................................................................................................
           380,000   Quebecor Media, Inc. sr. disc. notes
                     stepped-coupon zero % (13 3/4s, 7/15/06),
                     2011 (Canada) (STP)                                                                         351,500
.........................................................................................................................
         1,630,000   Quebecor Media, Inc. sr. notes 11 1/8s,
                     2011 (Canada)                                                                             1,858,200
.........................................................................................................................
           550,000   Videotron Ltee company
                     guaranty 6 7/8s, 2014 (Canada)                                                              534,875
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,606,912
------------------------------------------------------------------------------------------------------------------------
Capital Goods (7.8%)
.........................................................................................................................
         1,290,000   AEP Industries, Inc. sr. sub. notes
                     9 7/8s, 2007                                                                              1,325,475
.........................................................................................................................
           138,475   AGCO Corp. bank term loan FRN
                     3.405s, 2008 (acquired 12/03/03,
                     cost $138,475) (RES)                                                                        140,898
.........................................................................................................................
           114,268   Allied Waste Industries, Inc. bank
                     term loan FRN 4.136s, 2010
                     (acquired 4/25/03, cost $114,268) (RES)                                                     116,311
.........................................................................................................................
            19,286   Allied Waste Industries, Inc. bank
                     term loan FRN Ser. C, 1.09s, 2010
                     (acquired 4/25/03, cost $19,286) (RES)                                                       19,606
.........................................................................................................................
         2,240,000   Allied Waste North America, Inc.
                     company guaranty Ser. B, 8 1/2s, 2008                                                     2,450,000
.........................................................................................................................
         1,045,000   Allied Waste North America, Inc.
                     144A sec. notes 6 1/2s, 2010                                                              1,029,325
.........................................................................................................................
           198,000   Amsted Industries bank term loan
                     FRN 5.259s, 2010 (acquired 8/12/03,
                     cost $197,010) (RES)                                                                        201,218
.........................................................................................................................
         1,160,000   Argo-Tech Corp. 144A sr. notes
                     9 1/4s, 2011                                                                              1,189,000
.........................................................................................................................
           415,000   BE Aerospace, Inc. sr. notes 8 1/2s, 2010                                                   436,788
.........................................................................................................................
           820,000   BE Aerospace, Inc. sr. sub. notes Ser. B,
                     8 7/8s, 2011                                                                                762,600
.........................................................................................................................
         1,655,000   BE Aerospace, Inc. sr. sub. notes Ser. B,
                     8s, 2008                                                                                  1,539,150
.........................................................................................................................
           180,000   Berry Plastics Corp. company guaranty
                     10 3/4s, 2012                                                                               199,800
.........................................................................................................................
         1,620,000   Blount, Inc. company guaranty 13s, 2009                                                   1,735,425
.........................................................................................................................
           985,000   Blount, Inc. company guaranty 7s, 2005                                                    1,004,700
.........................................................................................................................
         1,185,000   Browning-Ferris Industries, Inc. debs.
                     7.4s, 2035                                                                                1,057,613
.........................................................................................................................
           500,000   Browning-Ferris Industries, Inc.
                     sr. notes 6 3/8s, 2008                                                                      505,000
.........................................................................................................................
EUR        150,000   Crown Holdings SA bonds 10 1/4s,
                     2011 (France)                                                                               197,089
.........................................................................................................................
        $1,710,000   Crown Holdings SA notes 10 7/8s,
                     2013 (France)                                                                             1,949,400
.........................................................................................................................
         2,205,000   Crown Holdings SA notes 9 1/2s,
                     2011 (France)                                                                             2,403,450
.........................................................................................................................
         2,155,000   Decrane Aircraft Holdings Co.
                     company guaranty Ser. B, 12s, 2008                                                        1,400,750
.........................................................................................................................
           143,181   EaglePicher bank term loan FRN 4.41s,
                     2009 (acquired 8/6/03, cost $50,000) (RES)                                                  144,076
.........................................................................................................................
         1,340,000   Earle M. Jorgensen Co. sec. notes
                     9 3/4s, 2012                                                                              1,467,300
.........................................................................................................................
           585,000   FIMEP SA sr. notes 10 1/2s, 2013 (France)                                                   666,900
.........................................................................................................................
EUR        680,000   Flender Holdings 144A
                     sr. notes 11s, 2010 (Germany)                                                               945,177
.........................................................................................................................
           $50,000   Flowserve Corp. bank term loan FRN
                     Ser. C, 3.979s, 2009 (acquired 2/26/04,
                     cost $50,875) (RES)                                                                          50,766
.........................................................................................................................
         1,018,000   Flowserve Corp. company
                     guaranty 12 1/4s, 2010                                                                    1,152,885
.........................................................................................................................
            63,750   Goodman Manufacturing bank term
                     loan FRN 3 1/4s, 2009 (acquired
                     11/20/03, cost $63,750) (RES)                                                                64,507
.........................................................................................................................
           240,000   Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                                    252,000
.........................................................................................................................
DEM      1,505,000   Impress Metal Packaging Holding NV
                     sr. sub. notes 9 7/8s, 2007 (Netherlands)                                                   888,422
.........................................................................................................................
          $100,000   Invensys, PLC bank term loan FRN
                     4.611s, 2009 (acquired 3/11/04,
                     cost $99,750) (United Kingdom) (RES)                                                        101,125
.........................................................................................................................
         1,735,000   Invensys, PLC notes 9 7/8s, 2011
                     (United Kingdom)                                                                          1,726,325
.........................................................................................................................
           970,000   K&F Industries, Inc. sr. sub. notes Ser. B,
                     9 5/8s, 2010                                                                              1,063,363
.........................................................................................................................
           231,000   K&F Industries, Inc. sr. sub. notes Ser. B,
                     9 1/4s, 2007                                                                                236,775
.........................................................................................................................
           640,000   L-3 Communications Corp. company
                     guaranty 7 5/8s, 2012                                                                       675,200
.........................................................................................................................
         1,500,000   L-3 Communications Corp. company
                     guaranty 6 1/8s, 2013                                                                     1,447,500
.........................................................................................................................
         2,290,000   Legrand SA debs. 8 1/2s, 2025 (France)                                                    2,358,700
.........................................................................................................................
           550,000   Manitowoc Co., Inc. (The) company
                     guaranty 10 1/2s, 2012                                                                      627,000
.........................................................................................................................
EUR        315,000   Manitowoc Co., Inc. (The) company
                     guaranty 10 3/8s, 2011                                                                      422,510
.........................................................................................................................
          $415,000   Manitowoc Co., Inc. (The) sr. notes
                     7 1/8s, 2013                                                                                415,000
.........................................................................................................................
           100,000   Motors and Gears, Inc. sr. notes Ser. D,
                     10 3/4s, 2006                                                                                84,000
.........................................................................................................................
           118,119   Mueller Group bank term loan FRN
                     4.389s, 2011 (acquired 4/22/04,
                     cost $118,119) (RES)                                                                        118,858
.........................................................................................................................
           365,000   Mueller Group Inc. 144A sec. FRN
                     5.919s, 2011                                                                                374,125
.........................................................................................................................
           510,000   Mueller Group Inc. 144A sr. sub. notes
                     10s, 2012                                                                                   530,400
.........................................................................................................................
            75,000   Owens-Brockway Glass company
                     guaranty 8 7/8s, 2009                                                                        81,000
.........................................................................................................................
         1,035,000   Owens-Brockway Glass company
                     guaranty 8 1/4s, 2013                                                                     1,068,638
.........................................................................................................................
           970,000   Owens-Brockway Glass company
                     guaranty 7 3/4s, 2011                                                                     1,008,800
.........................................................................................................................
         1,315,000   Owens-Brockway Glass sr. sec.
                     notes 8 3/4s, 2012                                                                        1,426,775
.........................................................................................................................
           129,517   Pike Electric bank term loan FRN 4 3/8s,
                     2010 (acquired 2/27/04, cost $131,298) (RES)                                                129,517
.........................................................................................................................
           980,000   Pliant Corp. sec. notes 11 1/8s, 2009                                                     1,048,600
.........................................................................................................................
           890,000   Ploypore, Inc. 144A sr. sub. notes
                     8 3/4s, 2012                                                                                927,825
.........................................................................................................................
           725,000   Roller Bearing Company of America
                     company guaranty Ser. B, 9 5/8s, 2007                                                       717,750
.........................................................................................................................
           195,000   Roper bank term loan FRN 3.127s, 2008
                     (acquired 12/22/03, cost $195,000) (RES)                                                    197,438
.........................................................................................................................
           690,000   Sequa Corp. sr. notes 9s, 2009                                                              734,850
.........................................................................................................................
         1,310,000   Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                                1,382,050
.........................................................................................................................
           220,000   Siebe PLC 144A notes 7 1/8s, 2007
                     (United Kingdom)                                                                            217,800
.........................................................................................................................
           425,000   Siebe PLC 144A sr. unsub. 6 1/2s, 2010
                     (United Kingdom)                                                                            376,125
.........................................................................................................................
           124,688   Solo Cup Co. bank term loan FRN 3.61s,
                     2011 (acquired 2/19/04, cost $75,000) (RES)                                                 125,986
.........................................................................................................................
           775,000   Solo Cup Co. 144A sr. sub. notes
                     8 1/2s, 2014                                                                                720,750
.........................................................................................................................
         1,690,000   Tekni-Plex, Inc. company guaranty Ser. B,
                     12 3/4s, 2010                                                                             1,622,400
.........................................................................................................................
           875,000   Tekni-Plex, Inc. 144A sr. sec. notes
                     8 3/4s, 2013                                                                                835,625
.........................................................................................................................
           360,000   Terex Corp. company guaranty
                     9 1/4s, 2011                                                                                392,400
.........................................................................................................................
         1,285,000   Terex Corp. company guaranty Ser. B,
                     10 3/8s, 2011                                                                             1,429,563
.........................................................................................................................
         1,195,000   Titan Corp. (The) 144A sr. sub. notes
                     8s, 2011                                                                                  1,206,950
.........................................................................................................................
            49,875   Transdigm, Inc. bank term loan FRN
                     3.381s, 2010 (acquired 4/19/04,
                     cost $49,875) (RES)                                                                          50,358
.........................................................................................................................
           730,000   Trimas Corp. company guaranty
                     9 7/8s, 2012                                                                                773,800
.........................................................................................................................
           695,000   Vought Aircraft Industries, Inc.
                     144A sr. notes 8s, 2011                                                                     660,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                              52,611,762
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (1.1%)
.........................................................................................................................
EUR        310,000   CB Bus AB sr. sub. notes 11s, 2010
                     (Sweden)                                                                                    231,756
.........................................................................................................................
        $2,345,000   Coinmach Corp. sr. notes 9s, 2010                                                         2,356,725
.........................................................................................................................
EUR        190,000   Concordia Bus AB 144A sec. notes
                     9 1/8s, 2009 (Sweden)                                                                       210,350
.........................................................................................................................
           $49,239   Corrections Corporation of America
                     bank term loan FRN 3.36s, 2008
                     (acquired 8/5/03, cost $49,239) (RES)                                                        49,669
.........................................................................................................................
         1,505,594   Derby Cycle Corp. (The)
                     sr. notes 10s, 2008 (In default) (NON)                                                          151
.........................................................................................................................
DEM      1,628,855   Derby Cycle Corp. (The) sr. notes 9 3/8s,
                     2008 (In default) (NON)                                                                         101
.........................................................................................................................
           $99,250   IESI Corp. bank term loan FRN 4.147s,
                     2010 (acquired 10/20/03, cost $50,000) (RES)                                                100,739
.........................................................................................................................
         1,225,000   IESI Corp. company guaranty
                     10 1/4s, 2012                                                                             1,323,000
.........................................................................................................................
         2,650,000   Laidlaw International, Inc. sr. notes
                     10 3/4s, 2011                                                                             2,891,813
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,164,304
------------------------------------------------------------------------------------------------------------------------
Communication Services (7.2%)
.........................................................................................................................
           687,000   Alamosa Delaware, Inc. company
                     guaranty 11s, 2010                                                                          752,265
.........................................................................................................................
           511,000   Alamosa Delaware, Inc. company
                     guaranty stepped-coupon zero %
                     (12s, 7/31/05), 2009 (STP)                                                                  493,115
.........................................................................................................................
           855,000   Alamosa Delaware, Inc. 144A
                     sr. notes 8 1/2s, 2012                                                                      837,900
.........................................................................................................................
           385,000   American Cellular Corp. company
                     guaranty 9 1/2s, 2009                                                                       332,063
.........................................................................................................................
         1,655,000   American Cellular Corp. sr. notes Ser. B,
                     10s, 2011                                                                                 1,427,438
.........................................................................................................................
           575,000   American Tower Corp. sr. notes
                     9 3/8s, 2009                                                                                613,813
.........................................................................................................................
           735,000   American Tower Corp. 144A sr. notes
                     7 1/2s, 2012                                                                                711,113
.........................................................................................................................
         1,430,000   American Towers, Inc. company guaranty
                     7 1/4s, 2011                                                                              1,433,575
.........................................................................................................................
         1,080,000   Asia Global Crossing, Ltd. sr. notes
                     13 3/8s, 2010 (Bermuda) (In default) (NON)                                                   97,200
.........................................................................................................................
         1,800,000   Centennial Cellular Operating Co.
                     company guaranty 10 1/8s, 2013                                                            1,858,500
.........................................................................................................................
           290,000   Cincinnati Bell Telephone Co.
                     company guaranty 6.3s, 2028                                                                 251,575
.........................................................................................................................
           650,000   Cincinnati Bell, Inc. company guaranty
                     7 1/4s, 2013                                                                                607,750
.........................................................................................................................
           785,000   Cincinnati Bell, Inc. notes 7 1/4s, 2023                                                    714,350
.........................................................................................................................
         1,585,000   Cincinnati Bell, Inc. sr. sub. notes
                     8 3/8s, 2014                                                                              1,410,650
.........................................................................................................................
         1,007,839   Colo.com, Inc. 144A sr. notes 13 7/8s,
                     2010 (In default) (NON)                                                                         101
.........................................................................................................................
           100,000   Consolidated Communications bank
                     term loan FRN 3.973s, 2012
                     (acquired 4/7/02, cost $100,000) (RES)                                                      101,688
.........................................................................................................................
            99,250   Crown Castle International Corp.
                     bank term loan FRN 4.61s, 2010
                     (acquired 10/3/03, cost $99,250) (RES)                                                       99,250
.........................................................................................................................
         1,910,000   Crown Castle International Corp.
                     sr. notes 9 3/8s, 2011                                                                    2,101,000
.........................................................................................................................
            99,250   Dobson Communications Corp. bank
                     term loan FRN 4.669s, 2010
                     (acquired 10/20/03, cost $99,250) (RES)                                                      99,265
.........................................................................................................................
         1,690,000   Dobson Communications Corp.
                     sr. notes 8 7/8s, 2013                                                                    1,284,400
.........................................................................................................................
           505,000   Eircom Funding notes 8 1/4s, 2013
                     (Ireland)                                                                                   525,200
.........................................................................................................................
           735,000   Fairpoint Communications, Inc.
                     sr. sub. notes 12 1/2s, 2010                                                                782,775
.........................................................................................................................
         2,031,681   Firstworld Communication Corp.
                     sr. disc. notes zero %, 2008 (In default) (NON)                                                 203
.........................................................................................................................
           224,449   Globix Corp. company guaranty
                     11s, 2008 (PIK)                                                                             181,804
.........................................................................................................................
         1,705,000   Inmarsat Finance PLC 144A company
                     guaranty 7 5/8s, 2012 (United Kingdom)                                                    1,649,588
.........................................................................................................................
         1,310,000   iPCS, Inc. sr. disc. notes stepped-coupon
                     zero % (14s, 7/15/05), 2010
                     (In default) (NON) (STP)                                                                    772,900
.........................................................................................................................
           580,000   iPCS, Inc. 144A sr. notes 11 1/2s, 2012                                                     594,500
.........................................................................................................................
         1,485,000   Level 3 Financing Inc. 144A sr. notes
                     10 3/4s, 2011                                                                             1,310,513
.........................................................................................................................
         1,360,000   Madison River Capital Corp.                                                               sr. notes
                     13 1/4s, 2010                                                                             1,431,400
.........................................................................................................................
         3,927,000   MCI, Inc. sr. notes 7.735s, 2014                                                          3,514,665
.........................................................................................................................
           509,000   MCI, Inc. sr. notes 6.688s, 2009                                                            470,825
.........................................................................................................................
           920,000   Nextel Communications, Inc. sr. notes
                     9 1/2s, 2011                                                                              1,028,100
.........................................................................................................................
           320,000   Nextel Communications, Inc. sr. notes
                     9 3/8s, 2009                                                                                342,000
.........................................................................................................................
         3,005,000   Nextel Communications, Inc. sr. notes
                     7 3/8s, 2015                                                                              3,035,050
.........................................................................................................................
            72,000   Nextel Partners, Inc. sr. notes
                     12 1/2s, 2009                                                                                84,060
.........................................................................................................................
         2,340,000   Nextel Partners, Inc. sr. notes
                     8 1/8s, 2011                                                                              2,386,800
.........................................................................................................................
           146,250   Qwest Communications International, Inc.
                     bank term loan FRN 6 1/2s, 2007
                     (acquired 6/05/03, cost $144,788) (RES)                                                     151,844
.........................................................................................................................
         2,505,000   Qwest Communications International, Inc.
                     144A sr. notes 7 1/2s, 2014                                                               2,260,763
.........................................................................................................................
           240,000   Qwest Communications International, Inc.
                     144A sr. notes FRN 4.63s, 2009                                                              224,400
.........................................................................................................................
         5,010,000   Qwest Corp. 144A notes 9 1/8s, 2012                                                       5,410,800
.........................................................................................................................
           720,000   Qwest Services Corp. 144A notes
                     14s, 2014                                                                                   858,600
.........................................................................................................................
           585,000   Qwest Services Corp. 144A notes
                     13 1/2s, 2010                                                                               680,063
.........................................................................................................................
           300,000   Rural Cellular Corp. sr. sub. notes Ser. B,
                     9 5/8s, 2008                                                                                283,500
.........................................................................................................................
           325,000   SBA Communications Corp. sr. notes
                     10 1/4s, 2009                                                                               333,125
.........................................................................................................................
           100,000   SBA Senior Finance, Inc. bank term
                     loan FRN 4.687s, 2008 (acquired
                     2/3/04, cost $100,000) (RES)                                                                100,563
.........................................................................................................................
           645,000   SBA Telecommunications Inc./SBA
                     Communication Corp. sr. disc. notes
                     stepped-coupon zero % (9 3/4s,
                     12/15/07), 2011                                                                             477,300
.........................................................................................................................
           755,000   Triton PCS, Inc. company guaranty
                     8 3/4s, 2011                                                                                622,875
.........................................................................................................................
         1,300,000   TSI Telecommunication Services, Inc.
                     company guaranty Ser. B, 12 3/4s, 2009                                                    1,410,500
.........................................................................................................................
           862,000   UbiquiTel Operating Co. bonds
                     stepped-coupon zero % (14s,
                     4/15/05), 2010 (STP)                                                                        853,380
.........................................................................................................................
           710,000   UbiquiTel Operating Co. 144A sr. notes
                     9 7/8s, 2011                                                                                710,000
.........................................................................................................................
         1,030,000   Western Wireless Corp. sr. notes
                     9 1/4s, 2013                                                                              1,060,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                              48,776,007
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.6%)
.........................................................................................................................
         1,675,000   Tyco International Group SA company
                     guaranty 7s, 2028 (Luxembourg)                                                            1,778,002
.........................................................................................................................
           275,000   Tyco International Group SA company
                     guaranty 6 3/4s, 2011 (Luxembourg)                                                          298,810
.........................................................................................................................
           665,000   Tyco International Group SA company
                     guaranty 6s, 2013 (Luxembourg)                                                              683,628
.........................................................................................................................
         1,545,000   Tyco International Group SA
                     notes 6 3/8s, 2011 (Luxembourg)                                                           1,643,542
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,403,982
------------------------------------------------------------------------------------------------------------------------
Consumer (0.9%)
.........................................................................................................................
         1,740,000   Icon Health & Fitness company guaranty
                     11 1/4s, 2012                                                                             1,896,600
.........................................................................................................................
         1,910,000   Jostens Holding Corp. sr. disc. notes
                     stepped-coupon zero % (10 1/4s,
                     12/1/08), 2013 (STP)                                                                      1,298,800
.........................................................................................................................
           177,021   Jostens, Inc. bank term loan FRN Ser. B,
                     3.72s, 2010 (acquired 7/28/03,
                     cost $177,021) (RES)                                                                        179,123
.........................................................................................................................
           680,000   Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                                  758,200
.........................................................................................................................
         2,180,000   Samsonite Corp. 144A sr. sub. notes
                     8 7/8s, 2011                                                                              2,256,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,389,023
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.3%)
.........................................................................................................................
         1,165,000   Armkel, LLC/Armkel Finance sr. sub. notes
                     9 1/2s, 2009                                                                              1,272,763
.........................................................................................................................
           500,000   Elizabeth Arden, Inc. company guaranty
                     7 3/4s, 2014                                                                                508,750
.........................................................................................................................
         2,020,000   Playtex Products, Inc. company guaranty
                     9 3/8s, 2011                                                                              1,964,450
.........................................................................................................................
         1,520,000   Playtex Products, Inc. 144A secd. notes
                     8s, 2011                                                                                  1,582,700
.........................................................................................................................
         1,420,000   Prestige Brands, Inc. 144A sr. sub. notes
                     9 1/4s, 2012                                                                              1,363,200
.........................................................................................................................
         1,395,000   Remington Arms Co., Inc. company
                     guaranty 10 1/2s, 2011                                                                    1,353,150
.........................................................................................................................
            79,800   Scotts Co. (The) bank term loan FRN
                     3.275s, 2010 (acquired 10/16/03,
                     cost $79,800) (RES)                                                                          80,935
.........................................................................................................................
           480,000   Scotts Co. (The) sr. sub. notes 6 5/8s, 2013                                                480,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,605,948
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.5%)
.........................................................................................................................
         1,165,000   Brand Services, Inc. company guaranty
                     12s, 2012                                                                                 1,351,400
.........................................................................................................................
           100,000   Itron, Inc. bank term loan FRN
                     2253.411029201s, 2010 (acquired
                     11/20/03, cost $100,000) (RES)                                                              100,708
.........................................................................................................................
         1,785,000   Williams Scotsman, Inc. company
                     guaranty 9 7/8s, 2007                                                                     1,771,613
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,223,721
------------------------------------------------------------------------------------------------------------------------
Energy (7.0%)
.........................................................................................................................
         1,520,000   Arch Western Finance, LLC 144A
                     sr. notes 6 3/4s, 2013                                                                    1,520,000
.........................................................................................................................
         1,220,000   BRL Universal Equipment sec. notes
                     8 7/8s, 2008                                                                              1,308,450
.........................................................................................................................
         1,090,000   CHC Helicopter Corp. 144A sr. sub.
                     notes 7 3/8s, 2014 (Canada)                                                               1,070,925
.........................................................................................................................
           770,000   Chesapeake Energy Corp. company
                     guaranty 9s, 2012                                                                           865,288
.........................................................................................................................
           514,000   Chesapeake Energy Corp. company
                     guaranty 7 3/4s, 2015                                                                       535,845
.........................................................................................................................
         1,630,000   Chesapeake Energy Corp. sr. notes
                     7 1/2s, 2013                                                                              1,695,200
.........................................................................................................................
         1,000,000   Comstock Resources, Inc. sr. notes
                     6 7/8s, 2012                                                                                950,000
.........................................................................................................................
           150,000   Dresser, Inc. bank term loan FRN
                     4.68s, 2010 (acquired 2/27/04,
                     cost $151,125) (RES)                                                                        152,475
.........................................................................................................................
         1,325,000   Dresser, Inc. company guaranty
                     9 3/8s, 2011                                                                              1,417,750
.........................................................................................................................
           254,000   El Paso Energy Partners LP company
                     guaranty Ser. B, 8 1/2s, 2011                                                               273,050
.........................................................................................................................
         1,050,000   Encore Acquisition Co. company
                     guaranty 8 3/8s, 2012                                                                     1,123,500
.........................................................................................................................
           495,000   Encore Acquisition Co. 144A sr. sub.
                     notes 6 1/4s, 2014                                                                          465,300
.........................................................................................................................
         1,440,000   Exco Resources, Inc. company guaranty
                     7 1/4s, 2011                                                                              1,461,600
.........................................................................................................................
         1,155,000   Forest Oil Corp. company guaranty
                     7 3/4s, 2014                                                                              1,175,213
.........................................................................................................................
           660,000   Forest Oil Corp. sr. notes 8s, 2011                                                         706,200
.........................................................................................................................
           295,000   Forest Oil Corp. sr. notes 8s, 2008                                                         314,175
.........................................................................................................................
           640,000   Gazprom OAO 144A notes 9 5/8s,
                     2013 (Russia)                                                                               658,400
.........................................................................................................................
           730,000   Hanover Compressor Co. sr. notes
                     9s, 2014                                                                                    757,375
.........................................................................................................................
           720,000   Hanover Compressor Co. sr. notes
                     8 5/8s, 2010                                                                                745,200
.........................................................................................................................
         1,080,000   Hanover Compressor Co. sub. notes
                     zero %, 2007                                                                                853,200
.........................................................................................................................
           720,000   Hanover Equipment Trust sec. notes
                     Ser. A, 8 1/2s, 2008                                                                        761,400
.........................................................................................................................
           785,000   Hornbeck Offshore Services, Inc. sr. notes
                     10 5/8s, 2008                                                                               856,631
.........................................................................................................................
           715,000   KCS Energy, Inc. 144A sr. notes
                     7 1/8s, 2012                                                                                711,425
.........................................................................................................................
           560,000   Key Energy Services, Inc. sr. notes
                     6 3/8s, 2013                                                                                529,200
.........................................................................................................................
            51,991   Magellan Midstream Holdings bank
                     term loan FRN 3.92s, 2008 (acquired
                     6/13/03, cost $51,471) (RES)                                                                 52,251
.........................................................................................................................
         1,045,000   Massey Energy Co. sr. notes 6 5/8s, 2010                                                  1,039,775
.........................................................................................................................
         1,380,000   Newfield Exploration Co. sr. notes
                     7 5/8s, 2011                                                                              1,490,400
.........................................................................................................................
         1,235,000   Offshore Logistics, Inc. company guaranty
                     6 1/8s, 2013                                                                              1,173,250
.........................................................................................................................
         1,097,023   Oslo Seismic Services, Inc. 1st mtge.
                     8.28s, 2011                                                                               1,107,993
.........................................................................................................................
           755,000   Pacific Energy Partners/Pacific Energy
                     Finance Corp. 144A sr. notes 7 1/8s, 2014                                                   766,325
.........................................................................................................................
           100,000   Parker Drilling Co. bank term loan
                     FRN 5.57s, 2007 (acquired 10/22/03,
                     cost $100,000) (RES)                                                                        100,375
.........................................................................................................................
         1,055,000   Parker Drilling Co. company
                     guaranty Ser. B, 10 1/8s, 2009                                                            1,113,025
.........................................................................................................................
            66,656   Peabody Energy Corp. bank term loan
                     FRN Ser. B, 3.228s, 2010 (acquired
                     3/20/03, cost $66,656) (RES)                                                                 67,323
.........................................................................................................................
         1,490,000   Peabody Energy Corp. sr. notes
                     5 7/8s, 2016                                                                              1,359,625
.........................................................................................................................
           320,000   Pemex Project Funding Master Trust
                     company guaranty 8 5/8s, 2022                                                               330,400
.........................................................................................................................
         1,835,000   Pemex Project Funding Master Trust
                     company guaranty 7 3/8s, 2014                                                             1,867,113
.........................................................................................................................
         1,130,000   Petro Geo-Services notes 10s,
                     2010 (Norway)                                                                             1,169,550
.........................................................................................................................
           705,000   Plains All American Pipeline LP/Plains All
                     American Finance Corp. company
                     guaranty 7 3/4s, 2012                                                                       772,561
.........................................................................................................................
         1,090,000   Plains Exploration & Production Co.
                     company guaranty Ser. B, 8 3/4s, 2012                                                     1,188,100
.........................................................................................................................
           635,000   Plains Exploration & Production Co.
                     sr. sub. notes 8 3/4s, 2012                                                                 692,150
.........................................................................................................................
           775,000   Plains Exploration & Production Co.
                     144A sr. notes 7 1/8s, 2014                                                                 788,563
.........................................................................................................................
         1,060,000   Pogo Producing Co. sr. sub. notes Ser. B,
                     8 1/4s, 2011                                                                              1,160,700
.........................................................................................................................
           120,000   Pride International, Inc. sr. notes 10s, 2009                                               126,600
.........................................................................................................................
         1,470,000   Pride International, Inc. 144A sr. notes
                     7 3/8s, 2014                                                                              1,482,863
.........................................................................................................................
           751,000   Pride Petroleum Services, Inc. sr. notes
                     9 3/8s, 2007                                                                                766,020
.........................................................................................................................
         1,140,000   Seabulk International, Inc. company
                     guaranty 9 1/2s, 2013                                                                     1,169,925
.........................................................................................................................
           630,000   Seven Seas Petroleum, Inc. sr. notes
                     Ser. B, 12 1/2s, 2005 (In default) (NON)                                                          6
.........................................................................................................................
         1,720,000   Star Gas Partners LP/Star Gas
                     Finance Co. sr. notes 10 1/4s, 2013                                                       1,840,400
.........................................................................................................................
           634,615   Star Gas Propane 1st Mtge. 8.04s, 2009                                                      683,798
.........................................................................................................................
           280,000   Universal Compression, Inc. sr. notes
                     7 1/4s, 2010                                                                                289,100
.........................................................................................................................
           660,000   Vintage Petroleum, Inc. sr. notes
                     8 1/4s, 2012                                                                                697,950
.........................................................................................................................
           285,000   Vintage Petroleum, Inc. sr. sub. notes
                     7 7/8s, 2011                                                                                292,838
.........................................................................................................................
         2,285,000   Westport Resources Corp. company
                     guaranty 8 1/4s, 2011                                                                     2,584,906
------------------------------------------------------------------------------------------------------------------------
                                                                                                              47,081,687
------------------------------------------------------------------------------------------------------------------------
Entertainment (1.6%)
.........................................................................................................................
         1,205,000   AMC Entertainment, Inc. sr. sub. notes
                     9 7/8s, 2012                                                                              1,265,250
.........................................................................................................................
           899,000   AMC Entertainment, Inc. sr. sub. notes
                     9 1/2s, 2011                                                                                934,960
.........................................................................................................................
         1,070,000   AMC Entertainment, Inc. 144A sr. sub.
                     notes 8s, 2014                                                                            1,021,850
.........................................................................................................................
           150,000   AMF Bowling Worldwide bank term
                     loan FRN 4.152s, 2009 (acquired
                     2/25/04, cost $150,000) (RES)                                                               151,031
.........................................................................................................................
         1,205,000   Cinemark USA, Inc. sr. sub. notes 9s, 2013                                                1,314,956
.........................................................................................................................
         1,915,000   Cinemark, Inc. 144A sr. disc. notes
                     stepped-coupon zero % (9 3/4s,
                     3/15/09), 2014 (STP)                                                                      1,249,538
.........................................................................................................................
           150,000   MGM bank term loan FRN 3.6s, 2011
                     (acquired 4/21/04, cost $150,000) (RES)                                                     150,488
.........................................................................................................................
            45,272   Six Flags, Inc. bank term loan FRN
                     Ser. B, 3.65s, 2009 (acquired 1/15/03,
                     cost $45,216) (RES)                                                                          45,649
.........................................................................................................................
         3,055,000   Six Flags, Inc. sr. notes 8 7/8s, 2010                                                    3,039,725
.........................................................................................................................
         1,765,000   Six Flags, Inc. 144A sr. notes 9 5/8s, 2014                                               1,756,175
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,929,622
------------------------------------------------------------------------------------------------------------------------
Financial (1.4%)
.........................................................................................................................
           575,000   Crescent Real Estate Equities LP notes
                     7 1/2s, 2007 (R)                                                                            582,188
.........................................................................................................................
         1,555,000   Crescent Real Estate Equities LP sr. notes
                     9 1/4s, 2009 (R)                                                                          1,624,975
.........................................................................................................................
         1,655,000   E*Trade Finance Corp. 144A sr. notes
                     8s, 2011                                                                                  1,650,863
.........................................................................................................................
         3,019,369   Finova Group, Inc. notes 7 1/2s, 2009                                                     1,653,105
.........................................................................................................................
           652,000   iStar Financial, Inc. sr. notes
                     8 3/4s, 2008 (R)                                                                            713,940
.........................................................................................................................
           205,000   iStar Financial, Inc. sr. notes 7s, 2008 (R)                                                217,300
.........................................................................................................................
           865,000   iStar Financial, Inc. sr. notes 6s, 2010 (R)                                                852,025
.........................................................................................................................
           935,000   UBS AG/Jersey Branch sr. notes Ser. EMTN,
                     9.14s, 2008 (Jersey)                                                                        963,050
.........................................................................................................................
         1,070,000   Western Financial Bank sub. debs.
                     9 5/8s, 2012                                                                              1,166,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,423,746
------------------------------------------------------------------------------------------------------------------------
Food (1.5%)
.........................................................................................................................
           646,887   Archibald Candy Corp. company
                     guaranty 10s, 2007 (In default) (NON) (PIK)                                                 446,352
.........................................................................................................................
           320,000   Dean Foods Co. sr. notes 6 5/8s, 2009                                                       329,600
.........................................................................................................................
           410,000   Del Monte Corp. company guaranty
                     Ser. B, 9 1/4s, 2011                                                                        442,800
.........................................................................................................................
         1,030,000   Del Monte Corp. sr. sub. notes
                     8 5/8s, 2012                                                                              1,109,825
.........................................................................................................................
           159,792   Del Monte Foods Co. bank term loan
                     FRN Ser. B, 3.408s, 2010 (acquired
                     12/16/02, cost $158,993) (RES)                                                              161,939
.........................................................................................................................
         1,035,000   Doane Pet Care Co. sr. sub. debs.
                     9 3/4s, 2007                                                                                954,788
.........................................................................................................................
            33,292   Dole Food Co. bank term loan FRN
                     Ser. D, 4.166s, 2009 (acquired 3/28/03,
                     cost $8,292) (RES)                                                                           33,763
.........................................................................................................................
           450,000   Dole Food Co. sr. notes 8 7/8s, 2011                                                        475,875
.........................................................................................................................
           370,000   Dole Food Co. sr. notes 8 5/8s, 2009                                                        387,575
.........................................................................................................................
         1,485,000   Eagle Family Foods company guaranty
                     Ser. B, 8 3/4s, 2008                                                                      1,039,500
.........................................................................................................................
         1,980,000   Land O'Lakes, Inc. sr. notes 8 3/4s, 2011                                                 1,841,400
.........................................................................................................................
           136,127   Pinnacle Foods Holding Corp. bank
                     term loan FRN 4.258s, 2010 (acquired
                     11/26/03, cost $136,127) (RES)                                                              137,573
.........................................................................................................................
            38,436   Pinnacle Foods Holding Corp. bank
                     term loan FRN 4.258s, 2010
                     (acquired 11/26/03, cost $38,436) (RES)                                                      38,844
.........................................................................................................................
         1,545,000   Pinnacle Foods Holding Corp. 144A
                     sr. sub. notes 8 1/4s, 2013                                                               1,490,925
.........................................................................................................................
         1,190,000   Premier International Foods PLC
                     sr. notes 12s, 2009 (United Kingdom)                                                      1,270,325
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,161,084
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (4.7%)
.........................................................................................................................
           665,000   Ameristar Casinos, Inc. company guaranty
                     10 3/4s, 2009                                                                               758,100
.........................................................................................................................
           280,000   Argosy Gaming Co. sr. sub. notes 9s, 2011                                                   310,100
.........................................................................................................................
         1,285,000   Argosy Gaming Co. 144A sr. sub. notes
                     7s, 2014                                                                                  1,252,875
.........................................................................................................................
         1,020,000   Boyd Gaming Corp. sr. sub. notes
                     8 3/4s, 2012                                                                              1,083,750
.........................................................................................................................
           300,000   Boyd Gaming Corp. sr. sub. notes
                     7 3/4s, 2012                                                                                303,000
.........................................................................................................................
           680,000   Chumash Casino & Resort Enterprise
                     144A sr. notes 9s, 2010                                                                     738,650
.........................................................................................................................
         1,095,000   Herbst Gaming, Inc. 144A sr. sub. notes
                     8 1/8s, 2012                                                                              1,108,688
.........................................................................................................................
         2,165,000   Hollywood Park, Inc. company guaranty
                     Ser. B, 9 1/4s, 2007                                                                      2,219,125
.........................................................................................................................
         1,760,000   Horseshoe Gaming Holdings company
                     guaranty 8 5/8s, 2009                                                                     1,837,000
.........................................................................................................................
           515,000   Inn of the Mountain Gods 144A sr. notes
                     12s, 2010                                                                                   571,650
.........................................................................................................................
           825,000   Mandalay Resort Group sr. notes
                     6 3/8s, 2011                                                                                838,406
.........................................................................................................................
           210,000   MGM Mirage, Inc. coll. sr. notes
                     6 7/8s, 2008                                                                                222,600
.........................................................................................................................
         1,810,000   MGM Mirage, Inc. company guaranty
                     8 1/2s, 2010                                                                              1,954,800
.........................................................................................................................
           630,000   MGM Mirage, Inc. company guaranty
                     6s, 2009                                                                                    617,400
.........................................................................................................................
           320,000   Mohegan Tribal Gaming Authority
                     sr. notes 8 1/8s, 2006                                                                      337,600
.........................................................................................................................
           760,000   Mohegan Tribal Gaming Authority
                     sr. sub. notes 8 3/8s, 2011                                                                 820,800
.........................................................................................................................
         1,155,000   Mohegan Tribal Gaming Authority
                     sr. sub. notes 6 3/8s, 2009                                                               1,157,887
.........................................................................................................................
         1,805,000   Park Place Entertainment Corp. sr. notes
                     7 1/2s, 2009                                                                              1,899,762
.........................................................................................................................
           920,000   Park Place Entertainment Corp. sr. notes
                     7s, 2013                                                                                    926,900
.........................................................................................................................
           770,000   Park Place Entertainment Corp. sr. sub.
                     notes 8 7/8s, 2008                                                                          835,450
.........................................................................................................................
            15,000   Park Place Entertainment Corp. sr. sub.
                     notes 8 1/8s, 2011                                                                           15,919
.........................................................................................................................
           870,000   Penn National Gaming, Inc. company
                     guaranty Ser. B, 11 1/8s, 2008                                                              959,175
.........................................................................................................................
         1,825,000   Penn National Gaming, Inc. sr. sub. notes
                     8 7/8s, 2010                                                                              1,982,405
.........................................................................................................................
            85,814   Pinnacle Entertainment, Inc. bank term
                     loan FRN 4.6s, 2009 (acquired 12/15/03,
                     cost $58,800) (RES)                                                                          86,886
.........................................................................................................................
         1,050,000   Pinnacle Entertainment, Inc. sr. sub. notes
                     8 3/4s, 2013                                                                              1,042,125
.........................................................................................................................
           505,000   Pinnacle Entertainment, Inc. 144A
                     sr. sub. notes 8 1/4s, 2012                                                                 483,537
.........................................................................................................................
         1,125,000   Resorts International Hotel and Casino,
                     Inc. company guaranty 11 1/2s, 2009                                                       1,271,250
.........................................................................................................................
           320,950   Scientific Games Holdings bank term
                     loan FRN 3.85s, 2008 (acquired 12/11/02,
                     cost $319,345) (RES)                                                                        324,427
.........................................................................................................................
           480,000   Station Casinos, Inc. sr. notes 6s, 2012                                                    464,400
.........................................................................................................................
           995,000   Station Casinos, Inc. sr. sub. notes
                     6 7/8s, 2016                                                                                957,688
.........................................................................................................................
         2,345,000   Trump Atlantic City Associates
                     company guaranty 11 1/4s, 2006                                                            2,040,150
.........................................................................................................................
         1,265,000   Trump Casino Holdings, LLC company
                     guaranty 12 5/8s, 2010                                                                    1,296,625
.........................................................................................................................
           850,000   Venetian Casino Resort, LLC company
                     guaranty 11s, 2010                                                                          981,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                              31,700,880
------------------------------------------------------------------------------------------------------------------------
Health Care (6.4%)
.........................................................................................................................
            29,969   ALARIS Medical Systems, Inc. bank term
                     loan FRN 3.36s, 2009 (acquired 6/30/03,
                     cost $29,969) (RES)                                                                          30,315
.........................................................................................................................
            83,636   Alderwoods Group, Inc. bank term
                     loan FRN 4.038s, 2008 (acquired 9/09/03,
                     cost $83,636) (RES)                                                                          84,821
.........................................................................................................................
         2,558,000   Alderwoods Group, Inc. company
                     guaranty 12 1/4s, 2009                                                                    2,826,590
.........................................................................................................................
         1,100,000   AmerisourceBergen Corp. company
                     guaranty 7 1/4s, 2012                                                                     1,127,500
.........................................................................................................................
         1,040,000   AmerisourceBergen Corp. sr. notes
                     8 1/8s, 2008                                                                              1,125,800
.........................................................................................................................
         1,850,000   Ardent Health Services, Inc. sr. sub. notes
                     10s, 2013                                                                                 1,979,500
.........................................................................................................................
           124,063   Beverly Enterprises, Inc. bank term loan
                     FRN 3.707s, 2008 (acquired 10/20/03,
                     cost $123,752) (RES)                                                                        125,975
.........................................................................................................................
           175,000   Biovail Corp. sr. sub. notes 7 7/8s, 2010
                     (Canada)                                                                                    173,250
.........................................................................................................................
            98,250   Community Health Systems, Inc. bank
                     term loan FRN Ser. B, 3.799s, 2010
                     (acquired 7/1102, cost $98,250) (RES)                                                        99,871
.........................................................................................................................
           198,000   Concentra bank term loan FRN 4.957s,
                     2009 (acquired 8/12/03, cost $198,000) (RES)                                                200,640
.........................................................................................................................
           319,061   Dade Behring, Inc. company guaranty
                     11.91s, 2010                                                                                364,926
.........................................................................................................................
           396,762   DaVita, Inc. bank term loan FRN Ser. B,
                     3.184s, 2009 (acquired 7/17/03,
                     cost $198,923) (RES)                                                                        401,783
.........................................................................................................................
           645,000   Extendicare Health Services, Inc.
                     company guaranty 9 1/2s, 2010                                                               715,950
.........................................................................................................................
         1,030,000   Extendicare Health Services, Inc.
                     144A sr. sub. notes 6 7/8s, 2014                                                            968,200
.........................................................................................................................
           100,000   Fisher Scientific International, Inc. bank
                     term loan FRN 2.61s, 2011 (acquired
                     6/15/04, cost $100,000) (RES)                                                               100,708
.........................................................................................................................
            99,250   Hanger Orthopedic Group, Inc. bank
                     term loan FRN 3.86s, 2009 (acquired
                     9/29/03, cost $99,250) (RES)                                                                 99,788
.........................................................................................................................
         1,570,000   Hanger Orthopedic Group, Inc.
                     company guaranty 10 3/8s, 2009                                                            1,613,175
.........................................................................................................................
         1,345,000   HCA, Inc. debs. 7.19s, 2015                                                               1,396,672
.........................................................................................................................
           670,000   HCA, Inc. notes 8.36s, 2024                                                                 709,475
.........................................................................................................................
           175,000   HCA, Inc. notes 7s, 2007                                                                    186,240
.........................................................................................................................
           375,000   HCA, Inc. notes 5 3/4s, 2014                                                                356,513
.........................................................................................................................
           225,000   HCA, Inc. sr. notes 7 7/8s, 2011                                                            246,774
.........................................................................................................................
         1,880,000   Healthsouth Corp. notes 7 5/8s, 2012                                                      1,776,600
.........................................................................................................................
           625,000   Healthsouth Corp. sr. notes 8 1/2s, 2008                                                    614,844
.........................................................................................................................
           455,000   Healthsouth Corp. sr. notes 8 3/8s, 2011                                                    439,644
.........................................................................................................................
           565,000   Healthsouth Corp. sr. notes 7s, 2008                                                        549,463
.........................................................................................................................
           845,000   IASIS Healthcare/IASIS Capital Corp. 144A
                     sr. sub. notes 8 3/4s, 2014                                                                 857,675
.........................................................................................................................
           715,000   Insight Health Services Corp. 144A
                     company guaranty 9 7/8s, 2011                                                               765,050
.........................................................................................................................
           124,250   Kinetic Concepts, Inc. bank term loan
                     FRN 3.11s, 2011 (acquired 8/5/03,
                     cost $100,000) (RES)                                                                        126,010
.........................................................................................................................
           457,573   Magellan Health Services, Inc. sr. notes
                     Ser. A, 9 3/8s, 2008                                                                        490,747
.........................................................................................................................
           555,000   MedCath Holdings Corp. 144A sr. notes
                     9 7/8s, 2012                                                                                561,938
.........................................................................................................................
           111,656   Medex, Inc. bank term loan FRN 4.224s,
                     2009 (acquired 5/16/03, cost $89,775) (RES)                                                 112,459
.........................................................................................................................
         1,850,000   Mediq, Inc. debs. 13s, 2009 (In default) (NON)                                                  185
.........................................................................................................................
         1,380,000   MedQuest, Inc. company guaranty Ser. B,
                     11 7/8s, 2012                                                                             1,566,300
.........................................................................................................................
           360,000   Omega Health Care Investors 144A
                     sr. notes 7s, 2014                                                                          340,200
.........................................................................................................................
         1,305,000   Omnicare, Inc. sr. sub. notes 6 1/8s, 2013                                                1,233,225
.........................................................................................................................
         1,438,000   PacifiCare Health Systems, Inc. company
                     guaranty 10 3/4s, 2009                                                                    1,635,725
.........................................................................................................................
         1,435,000   Province Healthcare Co. sr. sub. notes
                     7 1/2s, 2013                                                                              1,384,775
.........................................................................................................................
           660,000   Service Corp. International debs.
                     7 7/8s, 2013                                                                                661,650
.........................................................................................................................
           140,000   Service Corp. International notes
                     7.2s, 2006                                                                                  145,950
.........................................................................................................................
            45,000   Service Corp. International notes
                     6 7/8s, 2007                                                                                 45,900
.........................................................................................................................
           210,000   Service Corp. International notes
                     6 1/2s, 2008                                                                                210,000
.........................................................................................................................
           149,000   Service Corp. International notes
                     6s, 2005                                                                                    152,166
.........................................................................................................................
           480,000   Service Corp. International notes Ser. (a),
                     7.7s, 2009                                                                                  492,000
.........................................................................................................................
         1,495,000   Service Corp. International 144A
                     sr. notes 6 3/4s, 2016                                                                    1,382,873
.........................................................................................................................
         1,350,000   Stewart Enterprises, Inc. notes
                     10 3/4s, 2008                                                                             1,501,873
.........................................................................................................................
           725,000   Tenet Healthcare Corp. notes 7 3/8s, 2013                                                   656,125
.........................................................................................................................
           100,000   Tenet Healthcare Corp. sr. notes
                     6 1/2s, 2012                                                                                 87,000
.........................................................................................................................
         1,480,000   Tenet Healthcare Corp. sr. notes
                     6 3/8s, 2011                                                                              1,295,000
.........................................................................................................................
         1,855,000   Tenet Healthcare Corp. 144A sr. notes
                     9 7/8s, 2014                                                                              1,887,462
.........................................................................................................................
         1,405,000   Triad Hospitals, Inc. sr. notes 7s, 2012                                                  1,415,535
.........................................................................................................................
         3,285,000   Triad Hospitals, Inc. sr. sub. notes
                     7s, 2013                                                                                  3,120,750
.........................................................................................................................
         1,585,000   Universal Hospital Services, Inc.
                     sr. notes 10 1/8s, 2011                                                                   1,608,775
.........................................................................................................................
           545,000   Ventas Realty LP/Capital Corp.
                     company guaranty 9s, 2012                                                                   596,775
.........................................................................................................................
            50,000   VWR International Inc. bank term loan
                     FRN 3.77s, 2011 (acquired 4/5/04,
                     cost $50,000) (RES)                                                                          50,788
.........................................................................................................................
           670,000   VWR International, Inc. 144A sr. notes
                     6 7/8s, 2012                                                                                671,675
------------------------------------------------------------------------------------------------------------------------
                                                                                                              43,371,603
------------------------------------------------------------------------------------------------------------------------
Homebuilding (2.0%)
.........................................................................................................................
           740,000   Beazer Homes USA, Inc. company
                     guaranty 8 5/8s, 2011                                                                       784,400
.........................................................................................................................
           290,000   Beazer Homes USA, Inc. company
                     guaranty 8 3/8s, 2012                                                                       305,950
.........................................................................................................................
           230,000   D.R. Horton, Inc. company guaranty
                     8s, 2009                                                                                    251,850
.........................................................................................................................
           350,000   D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                                    383,250
.........................................................................................................................
           525,000   D.R. Horton, Inc. sr. notes 6 7/8s, 2013                                                    538,125
.........................................................................................................................
         1,520,000   D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                                  1,444,000
.........................................................................................................................
           270,000   K. Hovnanian Enterprises, Inc. company
                     guaranty 10 1/2s, 2007                                                                      309,825
.........................................................................................................................
         1,120,000   K. Hovnanian Enterprises, Inc. company
                     guaranty 8 7/8s, 2012                                                                     1,176,000
.........................................................................................................................
           545,000   K. Hovnanian Enterprises, Inc. sr. notes
                     6 1/2s, 2014                                                                                506,850
.........................................................................................................................
           750,000   K. Hovnanian Enterprises, Inc. 144A
                     sr. notes 6 3/8s, 2014                                                                      686,250
.........................................................................................................................
           100,000   Landsource bank term loan FRN 3 7/8s,
                     2010 (acquired 1/12/04, cost $100,000) (RES)                                                101,250
.........................................................................................................................
           550,000   Meritage Corp. company guaranty
                     9 3/4s, 2011                                                                                605,000
.........................................................................................................................
           440,000   Meritage Corp. sr. notes 7s, 2014                                                           418,000
.........................................................................................................................
            50,000   Ryland Group, Inc. sr. sub. notes
                     9 1/8s, 2011                                                                                 55,250
.........................................................................................................................
           725,000   Schuler Homes, Inc. company guaranty
                     10 1/2s, 2011                                                                               827,406
.........................................................................................................................
         1,605,000   Standard Pacific Corp. sr. notes
                     7 3/4s, 2013                                                                              1,617,038
.........................................................................................................................
           100,000   Standard Pacific Corp. sr. notes
                     6 7/8s, 2011                                                                                 97,750
.........................................................................................................................
           875,000   Technical Olympic USA, Inc. company
                     guaranty 10 3/8s, 2012                                                                      912,188
.........................................................................................................................
           195,000   Technical Olympic USA, Inc. company
                     guaranty 9s, 2010                                                                           199,875
.........................................................................................................................
           475,000   WCI Communities, Inc. company
                     guaranty 10 5/8s, 2011                                                                      521,313
.........................................................................................................................
         1,335,000   WCI Communities, Inc. company
                     guaranty 9 1/8s, 2012                                                                     1,431,788
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,173,358
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.3%)
.........................................................................................................................
           100,000   Sealy Mattress Co. bank term loan
                     FRN 3.86s, 2012 (acquired 4/2/04,
                     cost $100,000) (RES)                                                                        101,500
.........................................................................................................................
         2,130,000   Sealy Mattress Co. 144A
                     sr. sub. notes 8 1/4s, 2014                                                               2,140,650
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,242,150
------------------------------------------------------------------------------------------------------------------------
Leisure (0.1%)
.........................................................................................................................
           795,000   K2, Inc. 144A sr. notes 7 3/8s, 2014                                                        808,913
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (2.3%)
.........................................................................................................................
           624,000   FelCor Lodging LP company guaranty
                     10s, 2008 (R)                                                                               661,440
.........................................................................................................................
         1,340,000   Gaylord Entertainment Co. sr. notes
                     8s, 2013                                                                                  1,358,425
.........................................................................................................................
         1,640,000   Hilton Hotels Corp. notes 7 5/8s, 2012                                                    1,771,200
.........................................................................................................................
         1,534,000   HMH Properties, Inc. company guaranty
                     Ser. B, 7 7/8s, 2008                                                                      1,572,350
.........................................................................................................................
           510,000   Host Marriott LP company guaranty
                     Ser. G, 9 1/4s, 2007 (R)                                                                    563,550
.........................................................................................................................
           450,000   Host Marriott LP sr. notes 7 1/8s, 2013 (R)                                                 441,000
.........................................................................................................................
         1,147,000   Host Marriott LP sr. notes Ser. E,
                     8 3/8s, 2006 (R)                                                                          1,210,085
.........................................................................................................................
         1,010,000   ITT Corp. debs. 7 3/8s, 2015                                                              1,010,000
.........................................................................................................................
         1,195,000   ITT Corp. notes 6 3/4s, 2005                                                              1,230,850
.........................................................................................................................
         2,305,000   John Q. Hammons Hotels LP/John Q.
                     Hammons Hotels Finance Corp. III
                     1st mtge. Ser. B, 8 7/8s, 2012                                                            2,521,093
.........................................................................................................................
         1,015,000   Meristar Hospitality Corp. company
                     guaranty 9 1/8s, 2011 (R)                                                                 1,025,150
.........................................................................................................................
         1,140,000   Meristar Hospitality Corp. company
                     guaranty 9s, 2008 (R)                                                                     1,151,400
.........................................................................................................................
           145,000   MeriStar Hospitality Operating Partnership/
                     MeriStar Hospitality Finance Corp.
                     company guaranty 10 1/2s, 2009                                                              154,425
.........................................................................................................................
           120,000   Starwood Hotels & Resorts Worldwide,
                     Inc. company guaranty 7 7/8s, 2012                                                          128,400
.........................................................................................................................
           705,000   Starwood Hotels & Resorts Worldwide,
                     Inc. company guaranty 7 3/8s, 2007                                                          742,013
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,541,381
------------------------------------------------------------------------------------------------------------------------
Media (0.6%)
.........................................................................................................................
            26,001   Affinity Group Holdings bank term
                     loan FRN Ser. B1, 5.195s, 2009
                     (acquired 5/27/03, cost $25,936) (RES)                                                       26,218
.........................................................................................................................
            65,003   Affinity Group Holdings bank term
                     loan FRN Ser. B2, 5.321s, 2009
                     (acquired 5/27/03, cost $64,841) (RES)                                                       65,545
.........................................................................................................................
         1,370,000   Affinity Group, Inc. 144A sr. sub. notes
                     9s, 2012                                                                                  1,404,250
.........................................................................................................................
           960,000   Capital Records, Inc. 144A company
                     guaranty 8 3/8s, 2009                                                                     1,032,000
.........................................................................................................................
            75,000   Lions Gate Entertainment bank term
                     loan FRN 4.36s, 2008 (acquired 12/15/03,
                     cost $75,000) (RES)                                                                          75,469
.........................................................................................................................
            90,000   Vivendi Universal SA bank term loan
                     FRN Ser. B, 4.07s, 2008 (acquired 6/23/03,
                     cost $90,000) (France) (RES)                                                                 90,394
.........................................................................................................................
            15,000   Vivendi Universal SA sr. notes 9 1/4s,
                     2010 (France)                                                                                17,729
.........................................................................................................................
           715,000   Vivendi Universal SA sr. notes 6 1/4s,
                     2008 (France)                                                                               761,711
.........................................................................................................................
           399,000   Warner Music bank term loan FRN 4.173s,
                     2011 (acquired 4/8/04, cost $400,995) (RES)                                                 404,569
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,877,885
------------------------------------------------------------------------------------------------------------------------
Other (0.6%)
.........................................................................................................................
         3,300,000   DJ TRAC-X NA HY T1 144A
                     notes 7 3/8s, 2009                                                                        3,225,750
.........................................................................................................................
           850,000   DJ TRAC-X NA HY T3 144A notes
                     8s, 2009                                                                                    822,375
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,048,125
------------------------------------------------------------------------------------------------------------------------
Publishing (3.4%)
.........................................................................................................................
         2,040,000   Dex Media East, LLC/Dex Media East
                     Finance Co. sr. notes Ser. B, 8 1/2s, 2010                                                2,223,600
.........................................................................................................................
           178,704   Dex Media West, LLC bank term loan
                     FRN 3.467s, 2010 (acquired 9/9/03,
                     cost $178,704) (RES)                                                                        182,017
.........................................................................................................................
           965,000   Dex Media, Inc. 144A disc. notes
                     stepped-coupon zero % (9s,
                     11/15/08), 2013 (STP)                                                                       622,425
.........................................................................................................................
         2,125,000   Dex Media, Inc. 144A notes 8s, 2013                                                       2,040,000
.........................................................................................................................
         3,133,932   Hollinger Participation Trust 144A
                     sr. notes 12 1/8s, 2010 (Canada) (PIK)                                                    3,651,031
.........................................................................................................................
           645,000   Houghton Mifflin Co. sr. sub. notes
                     9 7/8s, 2013                                                                                645,000
.........................................................................................................................
         2,020,000   PRIMEDIA, Inc. company guaranty
                     8 7/8s, 2011                                                                              1,999,800
.........................................................................................................................
         1,060,000   PRIMEDIA, Inc. company guaranty
                     7 5/8s, 2008                                                                              1,049,400
.........................................................................................................................
           950,000   PRIMEDIA, Inc. 144A sr. notes 8s, 2013                                                      895,375
.........................................................................................................................
           710,000   Reader's Digest Association, Inc.
                     (The) sr. notes 6 1/2s, 2011                                                                693,138
.........................................................................................................................
           240,000   RH Donnelley Finance Corp. I
                     company guaranty 8 7/8s, 2010                                                               263,400
.........................................................................................................................
         1,745,000   RH Donnelley Finance Corp. I 144A
                     sr. notes 8 7/8s, 2010                                                                    1,915,138
.........................................................................................................................
           870,000   RH Donnelley Finance Corp. I 144A
                     sr. sub. notes 10 7/8s, 2012                                                              1,009,200
.........................................................................................................................
         1,665,000   Vertis, Inc. company guaranty Ser. B,
                     10 7/8s, 2009                                                                             1,798,200
.........................................................................................................................
         1,400,000   Vertis, Inc. sub. notes 13 1/2s, 2009                                                     1,400,000
.........................................................................................................................
           435,000   Von Hoffman Press, Inc. company
                     guaranty 10 3/8s, 2007                                                                      437,175
.........................................................................................................................
         1,010,000   Von Hoffman Press, Inc. company
                     guaranty 10 1/4s, 2009                                                                    1,037,775
.........................................................................................................................
           326,876   Von Hoffman Press, Inc. debs. 13s, 2009 (PIK)                                               284,382
.........................................................................................................................
           137,500   WRC Media Corp. bank term loan FRN
                     6.761s, 2009 (acquired 3/25/04,
                     cost $137,500) (RES)                                                                        137,328
.........................................................................................................................
         1,075,000   WRC Media Corp. sr. sub. notes
                     12 3/4s, 2009                                                                               979,594
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,263,978
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.3%)
.........................................................................................................................
           695,000   Domino's, Inc. sr. sub. notes 8 1/4s, 2011                                                  736,700
.........................................................................................................................
         1,631,000   Sbarro, Inc. company guaranty 11s, 2009                                                   1,427,125
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,163,825
------------------------------------------------------------------------------------------------------------------------
Retail (2.0%)
.........................................................................................................................
            49,310   Advance Stores bank term loan FRN
                     Ser. C, 3.272s, 2007 (acquired 3/04/03,
                     cost $49,310) (RES)                                                                          49,927
.........................................................................................................................
           885,000   Asbury Automotive Group, Inc.
                     sr. sub. notes 8s, 2014                                                                     845,175
.........................................................................................................................
         1,710,000   Autonation, Inc. company guaranty
                     9s, 2008                                                                                  1,932,300
.........................................................................................................................
            30,536   Couche-Tard bank term loan FRN
                     3.471s, 2010 (acquired 12/16/03,
                     cost $30,536) (RES)                                                                          30,816
.........................................................................................................................
           885,000   Finlay Fine Jewelry Corp. 144A
                     sr. notes 8 3/8s, 2012                                                                      920,400
.........................................................................................................................
         1,865,000   JC Penney Co., Inc. debs. 7.95s, 2017                                                     2,072,482
.........................................................................................................................
           330,000   JC Penney Co., Inc. debs. 7.65s, 2016                                                       358,875
.........................................................................................................................
         1,055,000   JC Penney Co., Inc. debs. 7 1/8s, 2023                                                    1,081,375
.........................................................................................................................
           200,000   JC Penney Co., Inc. notes 9s, 2012                                                          236,000
.........................................................................................................................
            50,000   JC Penney Co., Inc. notes 8s, 2010                                                           55,875
.........................................................................................................................
           108,313   PETCO Animal Supplies, Inc. bank
                     term loan FRN 3.61s, 2009 (acquired
                     8/06/03, cost $108,313) (RES)                                                               109,396
.........................................................................................................................
            89,775   Rite Aid Corp. bank term loan FRN
                     4.261s, 2008 (acquired 5/16/03,
                     cost $89,663) (RES)                                                                          91,503
.........................................................................................................................
         1,025,000   Rite Aid Corp. company guaranty
                     9 1/2s, 2011                                                                              1,130,062
.........................................................................................................................
            70,000   Rite Aid Corp. debs. 6 7/8s, 2013                                                            64,400
.........................................................................................................................
           145,000   Rite Aid Corp. notes 7 1/8s, 2007                                                           148,263
.........................................................................................................................
           460,000   Rite Aid Corp. sec. notes 8 1/8s, 2010                                                      484,150
.........................................................................................................................
           810,000   Rite Aid Corp. sr. notes 9 1/4s, 2013                                                       850,500
.........................................................................................................................
            75,000   Rite Aid Corp. 144A notes 6s, 2005                                                           75,000
.........................................................................................................................
         2,155,000   Saks, Inc. company guaranty 7s, 2013                                                      2,128,062
.........................................................................................................................
           820,000   United Auto Group, Inc. company
                     guaranty 9 5/8s, 2012                                                                       897,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,562,461
------------------------------------------------------------------------------------------------------------------------
Technology (2.6%)
.........................................................................................................................
         1,977,000   AMI Semiconductor, Inc. company
                     guaranty 10 3/4s, 2013                                                                    2,305,675
.........................................................................................................................
         1,545,000   Celestica Inc. sr.sub. notes 7 7/8s,
                     2011 (Canada)                                                                             1,562,380
.........................................................................................................................
           685,000   DigitalNet Holdings, Inc. sr. notes 9s, 2010                                                731,238
.........................................................................................................................
           620,000   Iron Mountain, Inc. company guaranty
                     8 5/8s, 2013                                                                                657,200
.........................................................................................................................
           315,000   Iron Mountain, Inc. company guaranty
                     6 5/8s, 2016                                                                                286,650
.........................................................................................................................
           130,000   Lucent Technologies, Inc. debs.
                     6 1/2s, 2028                                                                                100,425
.........................................................................................................................
           660,000   Lucent Technologies, Inc. debs.
                     6.45s, 2029                                                                                 509,850
.........................................................................................................................
            90,000   Lucent Technologies, Inc. notes
                     5 1/2s, 2008                                                                                 85,050
.........................................................................................................................
         1,110,000   Nortel Networks Corp. notes 6 1/8s,
                     2006 (Canada)                                                                             1,115,550
.........................................................................................................................
           942,000   ON Semiconductor Corp. company
                     guaranty 13s, 2008                                                                        1,080,945
.........................................................................................................................
           660,000   SCG Holding Corp. 144A notes
                     zero %, 2011                                                                                955,350
.........................................................................................................................
         1,190,000   Seagate Technology Hdd Holdings
                     company guaranty 8s, 2009
                     (Cayman Islands)                                                                          1,243,550
.........................................................................................................................
         1,110,000   UGS Corp. 144A sr. sub. notes 10s, 2012                                                   1,171,050
.........................................................................................................................
           895,000   Xerox Capital Trust I company guaranty
                     8s, 2027                                                                                    816,688
.........................................................................................................................
           485,000   Xerox Corp. company guaranty
                     9 3/4s, 2009                                                                                551,688
.........................................................................................................................
           755,000   Xerox Corp. notes Ser. MTN, 7.2s, 2016                                                      724,800
.........................................................................................................................
         2,260,000   Xerox Corp. sr. notes 7 5/8s, 2013                                                        2,310,850
.........................................................................................................................
         1,385,000   Xerox Corp. sr. notes 7 1/8s, 2010                                                        1,419,625
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,628,564
------------------------------------------------------------------------------------------------------------------------
Textiles (0.8%)
.........................................................................................................................
         1,765,000   Levi Strauss & Co. sr. notes 12 1/4s, 2012                                                1,738,525
.........................................................................................................................
           860,000   Oxford Industries, Inc. 144A sr. notes
                     8 7/8s, 2011                                                                                907,300
.........................................................................................................................
           430,000   Phillips-Van Heusen Corp. 144A sr. notes
                     7 1/4s, 2011                                                                                432,150
.........................................................................................................................
         1,290,000   Russell Corp. company guaranty
                     9 1/4s, 2010                                                                              1,364,175
.........................................................................................................................
           763,000   William Carter Holdings Co. (The)
                     company guaranty Ser. B, 10 7/8s, 2011                                                      858,375
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,300,525
------------------------------------------------------------------------------------------------------------------------
Tire & Rubber (0.5%)
.........................................................................................................................
           100,000   Goodyear Tire & Rubber Co. (The)
                     bank term loan FRN 6.059s, 2006
                     (acquired 2/19/04, cost $100,000) (RES)                                                     101,125
.........................................................................................................................
           370,000   Goodyear Tire & Rubber Co. (The)
                     notes 8 1/2s, 2007                                                                          376,475
.........................................................................................................................
         2,800,000   Goodyear Tire & Rubber Co. (The)
                     notes 7.857s, 2011                                                                        2,555,000
.........................................................................................................................
           405,000   Goodyear Tire & Rubber Co. (The)
                     notes 6 3/8s, 2008                                                                          380,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,413,300
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.1%)
.........................................................................................................................
           710,000   North Atlantic Trading Co. 144A
                     sr. notes 9 1/4s, 2012                                                                      686,925
------------------------------------------------------------------------------------------------------------------------
Transportation (1.3%)
.........................................................................................................................
         2,333,112   Air2 US 144A sinking fund Ser. D, 12.266s,
                     2020 (In default) (NON)                                                                          23
.........................................................................................................................
            85,000   Allied Holdings, Inc. company guaranty
                     Ser. B, 8 5/8s, 2007                                                                         75,650
.........................................................................................................................
         1,110,000   American Airlines, Inc. pass-through
                     certificates Ser. 01-1, 6.817s, 2011                                                        987,900
.........................................................................................................................
         2,305,000   Calair, LLC/Calair Capital Corp.
                     company guaranty 8 1/8s, 2008                                                             1,763,324
.........................................................................................................................
           770,000   Delta Air Lines, Inc. pass-through
                     certificates Ser. 00-1, 7.779s, 2005                                                        494,306
.........................................................................................................................
           475,859   Delta Air Lines, Inc. pass-through
                     certificates Ser. 02-1, 7.779s, 2012                                                        261,723
.........................................................................................................................
         2,130,000   Kansas City Southern Railway Co.
                     company guaranty 9 1/2s, 2008                                                             2,305,725
.........................................................................................................................
           340,000   Kansas City Southern Railway Co.
                     company guaranty 7 1/2s, 2009                                                               340,000
.........................................................................................................................
           255,000   Navistar International Corp. company
                     guaranty Ser. B, 9 3/8s, 2006                                                               274,125
.........................................................................................................................
         1,000,000   Northwest Airlines, Inc. company
                     guaranty 8 7/8s, 2006                                                                       850,000
.........................................................................................................................
         1,140,000   Northwest Airlines, Inc. company
                     guaranty 7 5/8s, 2005                                                                     1,117,200
.........................................................................................................................
           113,029   Pacer International, Inc. bank term
                     loan FRN 4.354s, 2010 (acquired
                     6/10/03, cost $42,706) (RES)                                                                114,442
.........................................................................................................................
           380,000   Travel Centers of America, Inc.
                     company guaranty 12 3/4s, 2009                                                              440,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,025,218
------------------------------------------------------------------------------------------------------------------------
Utilities & Power (8.3%)
.........................................................................................................................
           162,000   AES Corp. (The) sr. notes 8 7/8s, 2011                                                      167,670
.........................................................................................................................
            32,000   AES Corp. (The) sr. notes 8 3/4s, 2008                                                       33,280
.........................................................................................................................
         1,455,000   AES Corp. (The) 144A sec. notes 9s, 2015                                                  1,556,850
.........................................................................................................................
         1,490,000   AES Corp. (The) 144A sec. notes
                     8 3/4s, 2013                                                                              1,596,162
.........................................................................................................................
           995,000   Allegheny Energy Supply 144A bonds
                     8 1/4s, 2012                                                                                983,806
.........................................................................................................................
           630,000   Allegheny Energy Supply 144A sec. notes
                     10 1/4s, 2007                                                                               678,825
.........................................................................................................................
           299,250   Allegheny Energy, Inc. bank term loan
                     FRB 5.613s, 2011 (acquired 3/5/04,
                     cost $299,250) (RES)                                                                        304,594
.........................................................................................................................
           875,000   Calpine Canada Energy Finance company
                     guaranty 8 1/2s, 2008 (Canada)                                                              595,000
.........................................................................................................................
           305,000   Calpine Corp. 144A sec. notes
                     8 3/4s, 2013                                                                                250,100
.........................................................................................................................
         4,395,000   Calpine Corp. 144A sec. notes
                     8 1/2s, 2010                                                                              3,636,862
.........................................................................................................................
           505,000   CenterPoint Energy Resources Corp.
                     debs. 6 1/2s, 2008                                                                          534,207
.........................................................................................................................
           420,000   CenterPoint Energy Resources Corp.
                     sr. notes Ser. B, 7 7/8s, 2013                                                              469,941
.........................................................................................................................
           485,000   CMS Energy Corp. pass-through
                     certificates 7s, 2005                                                                       487,425
.........................................................................................................................
         1,500,000   CMS Energy Corp. sr. notes 8.9s, 2008                                                     1,571,250
.........................................................................................................................
           430,000   CMS Energy Corp. sr. notes 8 1/2s, 2011                                                     438,600
.........................................................................................................................
           345,000   CMS Energy Corp. 144A sr. notes
                     7 3/4s, 2010                                                                                343,706
.........................................................................................................................
         1,405,000   DPL, Inc. sr. notes 6 7/8s, 2011                                                          1,415,538
.........................................................................................................................
           100,000   Dynegy Holdings, Inc. bank term loan
                     FRN 5.13s, 2010 (acquired 6/08/04,
                     cost $100,000) (RES)                                                                        101,938
.........................................................................................................................
           545,000   Dynegy Holdings, Inc. sr. notes
                     6 7/8s, 2011                                                                                469,381
.........................................................................................................................
         2,085,000   Dynegy Holdings, Inc. 144A sec. notes
                     10 1/8s, 2013                                                                             2,257,011
.........................................................................................................................
           810,000   Dynegy-Roseton Danskamme company
                     guaranty Ser. A, 7.27s, 2010                                                                769,500
.........................................................................................................................
         1,130,000   Dynegy-Roseton Danskamme company
                     guaranty Ser. B, 7.67s, 2016                                                                977,450
.........................................................................................................................
           500,000   Edison Mission Energy sr. notes 10s, 2008                                                   533,750
.........................................................................................................................
            25,000   Edison Mission Energy sr. notes
                     9 7/8s, 2011                                                                                 26,063
.........................................................................................................................
           415,000   El Paso CGP Co. notes 7 3/4s, 2010                                                          374,537
.........................................................................................................................
           735,000   El Paso Corp. sr. notes 7 3/8s, 2012                                                        637,613
.........................................................................................................................
         1,670,000   El Paso Corp. sr. notes Ser. MTN,
                     7 3/4s, 2032                                                                              1,340,175
.........................................................................................................................
           360,000   El Paso Natural Gas Co. debs.
                     8 5/8s, 2022                                                                                351,000
.........................................................................................................................
           330,000   El Paso Natural Gas Co. sr. notes Ser. A,
                     7 5/8s, 2010                                                                                338,663
.........................................................................................................................
         1,915,000   El Paso Production Holding Co.
                     company guaranty 7 3/4s, 2013                                                             1,757,012
.........................................................................................................................
         1,240,000   Ferrellgas Partners LP/Ferrellgas Partners
                     Finance 144A sr. notes 6 3/4s, 2014                                                       1,196,600
.........................................................................................................................
           405,000   Kansas Gas & Electric debs. 8.29s, 2016                                                     421,565
.........................................................................................................................
         2,440,000   Midwest Generation LLC 144A sec. notes
                     8 3/4s, 2034                                                                              2,464,400
.........................................................................................................................
           100,000   Mission Energy Holding Co. bank term
                     loan FRN 7s, 2006 (acquired 12/10/03,
                     cost $99,500) (RES)                                                                         100,469
.........................................................................................................................
         1,610,000   Mission Energy Holding Co. sec. notes
                     13 1/2s, 2008                                                                             1,801,185
.........................................................................................................................
           740,000   Monongahela Power Co. 144A 1st. mtge.
                     6.7s, 2014                                                                                  747,087
.........................................................................................................................
         1,235,000   Nevada Power Co. 2nd mtge. 9s, 2013                                                       1,343,063
.........................................................................................................................
         1,875,000   Northwest Pipeline Corp. company
                     guaranty 8 1/8s, 2010                                                                     2,020,313
.........................................................................................................................
           120,000   Northwestern Corp. debs. 6.95s, 2028
                     (In default) (NON)                                                                           98,700
.........................................................................................................................
           210,000   Northwestern Corp. notes 8 3/4s, 2012
                     (In default) (NON)                                                                          174,825
.........................................................................................................................
           880,000   Northwestern Corp. notes 7 7/8s, 2007
                     (In default) (NON)                                                                          732,600
.........................................................................................................................
         3,960,000   NRG Energy, Inc. 144A sr. sec. notes
                     8s, 2013                                                                                  3,999,600
.........................................................................................................................
         1,240,000   Orion Power Holdings, Inc. sr. notes
                     12s, 2010                                                                                 1,512,800
.........................................................................................................................
         1,615,000   PG&E Corp. 144A sec. notes 6 7/8s, 2008                                                   1,687,675
.........................................................................................................................
           290,000   PG&E Gas Transmission Northwest
                     sr. notes 7.1s, 2005                                                                        298,700
.........................................................................................................................
         1,115,000   PSEG Energy Holdings, Inc. notes
                     7 3/4s, 2007                                                                              1,167,963
.........................................................................................................................
           915,000   SEMCO Energy, Inc. sr. notes
                     7 3/4s, 2013                                                                                942,450
.........................................................................................................................
           290,000   Sierra Pacific Power Co. 144A
                     general ref. mtge. 6 1/4s, 2012                                                             272,600
.........................................................................................................................
         1,790,000   Sierra Pacific Resources 144A
                     sr. notes 8 5/8s, 2014                                                                    1,745,250
.........................................................................................................................
           180,000   Southern California Edison Co. notes
                     6 3/8s, 2006                                                                                188,225
.........................................................................................................................
           575,000   Teco Energy, Inc. notes 10 1/2s, 2007                                                       641,125
.........................................................................................................................
           335,000   Teco Energy, Inc. notes 7.2s, 2011                                                          329,137
.........................................................................................................................
           525,000   Teco Energy, Inc. notes 7s, 2012                                                            504,000
.........................................................................................................................
           140,000   Tennessee Gas Pipeline Co. debs. 7s, 2028                                                   122,500
.........................................................................................................................
           113,462   Teton Power Funding bank term loan
                     FRN 4.934s, 2011 (acquired 2/4/04,
                     cost $113,462) (RES)                                                                        114,454
.........................................................................................................................
           195,000   Transcontinental Gas Pipeline Corp.
                     debs. 7 1/4s, 2026                                                                          190,125
.........................................................................................................................
           100,000   Unisource Energy bank term loan FRN
                     5.652s, 2011 (acquired 3/25/04,
                     cost $99,000) (RES)                                                                          98,625
.........................................................................................................................
         1,980,000   Utilicorp Canada Finance Corp. company
                     guaranty 7 3/4s, 2011 (Canada)                                                            1,811,700
.........................................................................................................................
           375,000   Utilicorp United, Inc. sr. notes 9.95s, 2011                                                369,375
.........................................................................................................................
           775,000   Western Resources, Inc. sr. notes
                     9 3/4s, 2007                                                                                883,319
.........................................................................................................................
           270,000   Williams Cos., Inc. (The) notes
                     8 3/4s, 2032                                                                                270,000
.........................................................................................................................
         1,000,000   Williams Cos., Inc. (The) notes
                     7 5/8s, 2019                                                                                962,500
.........................................................................................................................
         1,320,000   Williams Cos., Inc. (The) sr. notes
                     8 5/8s, 2010                                                                              1,448,700
.........................................................................................................................
            89,102   Williams Products bank term loan
                     FRN 3.724s, 2007 (acquired 6/4/03,
                     cost $89,102) (RES)                                                                          89,938
.........................................................................................................................
           737,719   York Power Funding 144A notes 12s, 2007
                     (Cayman Islands) (In default) (NON)                                                              74
------------------------------------------------------------------------------------------------------------------------
                                                                                                              55,749,551
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $578,600,280)                                                                    $586,302,061
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (1.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
            52,826   Avecia Group PLC $4.00 pfd.
                     (United Kingdom) (PIK)                                                                     $633,912
.........................................................................................................................
            13,321   Decrane Aircraft Holdings, Inc.
                     $16.00 pfd. (PIK)                                                                            93,244
.........................................................................................................................
            21,256   Doane Pet Care Co. $7.125 pfd.                                                              892,752
.........................................................................................................................
                30   Dobson Communications Corp.
                     13.00% pfd. (PIK)                                                                            20,700
.........................................................................................................................
             1,010   First Republic Capital Corp. 144A
                     10.50% pfd.                                                                               1,050,400
.........................................................................................................................
            24,133   iStar Financial, Inc. $1.95 cum. pfd.                                                       571,952
.........................................................................................................................
               177   Paxson Communications Corp. 13.25%
                     cum. pfd. (PIK) (S)                                                                       1,548,750
.........................................................................................................................
             7,400   PRIMEDIA, Inc. Ser. F, $9.20 cum. pfd.                                                      643,800
.........................................................................................................................
               395   Rural Cellular Corp. Ser. B,
                     11.375% cum. pfd.                                                                           331,800
.........................................................................................................................
             2,765   Rural Cellular Corp. 12.25% pfd. (PIK)                                                    1,769,600
------------------------------------------------------------------------------------------------------------------------
                     Total Preferred Stocks
                     (cost $8,894,197)                                                                        $7,556,910
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (1.1%) (a)
(cost $7,500,000)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $7,500,000   Fannie Mae 1.8s, May 27, 2005                                                            $7,459,875
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (1.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
             3,932   AboveNet, Inc. (NON)                                                                       $114,028
.........................................................................................................................
             4,226   Alderwoods Group, Inc. (NON)                                                                 51,557
.........................................................................................................................
         1,922,000   AMRESCO Creditor Trust (acquired
                     5/18/00, cost $217,950) (NON) (RES) (R)                                                       1,922
.........................................................................................................................
               410   Arch Wireless, Inc. Class A (NON)                                                            11,681
.........................................................................................................................
             3,460   Archibald Candy Corp. (NON)                                                                     173
.........................................................................................................................
             3,240   Birch Telecom, Inc. (NON)                                                                        32
.........................................................................................................................
               878   Comdisco Holding Co., Inc. (NON) (S)                                                         22,828
.........................................................................................................................
         5,126,274   Contifinancial Corp. Liquidating
                     Trust Units                                                                                  89,710
.........................................................................................................................
            29,846   Covad Communications Group, Inc. (NON) (S)                                                   71,630
.........................................................................................................................
             3,247   Crown Castle International Corp. (NON) (S)                                                   47,893
.........................................................................................................................
             3,109   Genesis HealthCare Corp. (NON)                                                               90,285
.........................................................................................................................
            59,355   Globix Corp. (NON)                                                                          172,130
.........................................................................................................................
               431   Knology, Inc. (NON)                                                                           2,142
.........................................................................................................................
               153   Leucadia National Corp.                                                                       7,604
.........................................................................................................................
            12,272   Lodgian, Inc. (NON) (S)                                                                     129,470
.........................................................................................................................
           220,000   Loewen Group International, Inc. (NON)                                                           22
.........................................................................................................................
           104,806   Pioneer Cos., Inc. (NON)                                                                    754,602
.........................................................................................................................
             1,612   Polymer Group, Inc. Class A (NON)                                                            21,117
.........................................................................................................................
             1,579   PSF Group Holdings, Inc. 144A Class A (NON)                                               2,367,795
.........................................................................................................................
            99,280   Regal Entertainment Group (acquired
                     5/9/02, cost $801,705) (NON) (RES)                                                        1,796,966
.........................................................................................................................
               691   Sterling Chemicals, Inc. (NON)                                                               16,584
.........................................................................................................................
             3,215   Sun Healthcare Group, Inc. (NON)                                                             28,935
.........................................................................................................................
         2,812,235   VFB LLC (acquired 12/08/03, cost $0) (NON) (RES)                                            534,325
.........................................................................................................................
            84,875   VS Holdings, Inc. (NON)                                                                       4,244
.........................................................................................................................
             8,777   Washington Group
                     International, Inc. (NON)                                                                   315,006
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $24,238,710)                                                                       $6,652,681
------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (0.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $420,000   Colombia (Republic of) bonds
                     10 3/8s, 2033                                                                              $405,510
.........................................................................................................................
           185,000   Colombia (Republic of) bonds Ser. NOV,
                     9 3/4s, 2009                                                                                197,025
.........................................................................................................................
           340,000   Colombia (Republic of) notes
                     10 3/4s, 2013                                                                               361,080
.........................................................................................................................
           130,000   Colombia (Republic of) unsub.
                     9 3/4s, 2009                                                                                138,515
.........................................................................................................................
         1,185,000   Ecuador (Republic of) bonds
                     stepped-coupon Ser. REGS, 7s
                     (8s, 8/15/04), 2030 (STP)                                                                   811,725
.........................................................................................................................
           515,000   Peru (Republic of) bonds 8 3/4s, 2033                                                       451,912
.........................................................................................................................
           635,000   Russia (Federation of) unsub.
                     stepped-coupon 5s (7 1/2s,
                     3/31/07), 2030 (STP)                                                                        580,708
.........................................................................................................................
         1,340,000   Ukraine (Government of) 144A bonds
                     7.65s, 2013                                                                               1,276,350
.........................................................................................................................
         1,285,000   United Mexican States bonds Ser. MTN,
                     8.3s, 2031                                                                                1,344,753
------------------------------------------------------------------------------------------------------------------------
                     Total Foreign Government
                     Bonds and Notes
                     (cost $5,196,892)                                                                        $5,567,578
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $880,000   CDO Repackaging Trust Series 144A
                     FRB Ser. 03-3, Class A, 9.49s, 2008                                                        $888,800
.........................................................................................................................
           370,000   Denali Capital CLO III Ltd. FRN
                     Ser. B-2L, 9.149s, 2015 (Cayman Islands)                                                    379,944
.........................................................................................................................
           880,000   Goldentree Loan Opportunities II,
                     Ltd. 144A FRN Ser. 2A, Class 5A,
                     9.96s, 2015 (Cayman Islands)                                                                884,400
.........................................................................................................................
           345,000   Octagon Investment Parties VI, Ltd.
                     FRN Ser. 03-6A, Class B2L, 9.46s, 2016                                                      356,644
.........................................................................................................................
         1,375,000   Providian Gateway Master Trust
                     Ser. 02, Class B, zero %, 2006                                                            1,163,817
.........................................................................................................................
           625,000   Verdi Synthetic CLO 144A Ser. 1A,
                     Class E2, 11.15s, 2010                                                                      623,828
------------------------------------------------------------------------------------------------------------------------
                     Total Asset-Backed Securities
                     (cost $4,212,864)                                                                        $4,297,433
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                  Value
.........................................................................................................................
            17,095   Crown Castle International Corp.
                     $3.125 cv. pfd.                                                                            $769,275
.........................................................................................................................
            10,177   Omnicare, Inc. zero % cv. pfd.                                                              631,279
.........................................................................................................................
               174   Paxson Communications Corp. 144A
                     9.75% cv. pfd. (PIK)                                                                      1,235,400
.........................................................................................................................
            13,000   Williams Cos., Inc. (The) 144A
                     $2.75 cv. pfd.                                                                              914,875
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $3,389,912)                                                                        $3,550,829
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $215,000   AES Corp. (The) cv. sub. notes
                     4 1/2s, 2005                                                                               $210,969
.........................................................................................................................
           990,000   Amkor Technologies, Inc. cv. notes
                     5 3/4s, 2006                                                                                965,250
.........................................................................................................................
         5,150,000   Cybernet Internet Services International,
                     Inc. 144A cv. sr. disc. notes
                     stepped-coupon zero % (13s, 8/15/04)
                     2009 (Denmark) (In default) (NON) (STP)                                                          52
.........................................................................................................................
           680,000   Fairchild Semiconductor International, Inc.
                     cv. company guaranty 5s, 2008                                                               674,050
.........................................................................................................................
           515,000   WCI Communities, Inc. cv. sr. sub. notes
                     4s, 2023                                                                                    561,350
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $6,655,223)                                                                        $2,411,671
------------------------------------------------------------------------------------------------------------------------
UNITS (0.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Units                                                                                                    Value
.........................................................................................................................
         1,720,000   Morrison Knudsen Corp. zero %, 2032                                                         $90,300
.........................................................................................................................
             2,670   XCL Equity Units zero %                                                                   1,184,898
------------------------------------------------------------------------------------------------------------------------
                     Total Units
                     (cost $5,608,476)                                                                        $1,275,198
------------------------------------------------------------------------------------------------------------------------


WARRANTS (0.1%) (a) (NON)
------------------------------------------------------------------------------------------------------------------------
Number of Warrants                                                                       Expiration Date           Value
.........................................................................................................................
             1,424   AboveNet, Inc.                                                               9/8/08         $11,390
.........................................................................................................................
             1,675   AboveNet, Inc.                                                               9/8/10           6,700
.........................................................................................................................
             1,950   Dayton Superior
                     Corp. 144A                                                                  6/15/09              20
.........................................................................................................................
                 1   Decrane Aircraft
                     Holdings Co. Class B                                                        6/30/00               1
.........................................................................................................................
                 6   Doe Run Resources
                     Corp. 144A                                                                 12/31/12               1
.........................................................................................................................
             2,215   Huntsman Co., LLC 144A                                                      5/15/11         420,850
.........................................................................................................................
               432   MDP Acquisitions PLC
                     144A (Ireland)                                                              10/1/13          12,096
.........................................................................................................................
               720   Mikohn Gaming Corp. 144A                                                    8/15/08             216
.........................................................................................................................
               850   Pliant Corp. 144A                                                            6/1/10               9
.........................................................................................................................
               923   Solutia, Inc. 144A                                                          7/15/09               9
.........................................................................................................................
             1,140   Travel Centers of
                     America, Inc. 144A                                                           5/1/09           5,700
.........................................................................................................................
             3,450   Ubiquitel, Inc. 144A                                                        4/15/10               1
.........................................................................................................................
             5,416   Washington Group
                     International, Inc. Ser. A                                                  1/25/06          51,993
.........................................................................................................................
             6,190   Washington Group
                     International, Inc. Ser. B                                                  1/25/06          47,044
.........................................................................................................................
             3,346   Washington Group
                     International, Inc. Ser. C                                                  1/25/06          22,753
.........................................................................................................................
             2,050   XM Satellite Radio
                     Holdings, Inc. 144A                                                         3/15/10         112,750
------------------------------------------------------------------------------------------------------------------------
                     Total Warrants
                     (cost $1,695,202)                                                                          $691,533
------------------------------------------------------------------------------------------------------------------------


BRADY BONDS (0.1%) (a) (cost $724,531)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $782,600   Peru (Republic of) FRB Ser. PDI,
                     5s, 2017                                                                                   $665,210
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (7.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $12,000,000   Credit Lyonnais North America
                     Credit,1.41s, January 14, 2005                                                          $11,907,408
.........................................................................................................................
         2,500,000   Federal National Mortgage Association,
                     1.34s, September 17, 2004                                                                 2,492,743
.........................................................................................................................
         5,000,000   Park Granada LLC Savings and Loan,
                     1.18s, September 14, 2004                                                                 4,987,710
.........................................................................................................................
        28,124,749   Putnam Prime Money Market (e)                                                            28,124,749
.........................................................................................................................
         1,591,394   Short-term investments held as collateral
                     for loaned securities with yields ranging
                     from 1.06% to 1.65% and due dates ranging
                     from July 1, 2004 to August 10, 2004 (d)                                                  1,591,047
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $49,103,656)                                                                      $49,103,657
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $695,819,943)                                                                    $675,534,636
------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2004 (Unaudited)
------------------------------------------------------------------------------
                                         Aggregate    Delivery     Unrealized
                                Value   Face Value        Date   Depreciation
...............................................................................
British Pound                $147,339     $148,155     9/15/04          $(816)
------------------------------------------------------------------------------


Forward Currency Contracts to Sell at June 30, 2004 (Unaudited)
(aggregate face value $5,139,197)
------------------------------------------------------------------------------
                                         Aggregate    Delivery     Unrealized
                                Value   Face Value        Date   Depreciation
...............................................................................
Euro                       $4,976,301   $4,950,558     9/15/04       $(25,743)
...............................................................................
Euro                          189,438      188,639     9/15/04           (799)
------------------------------------------------------------------------------
                                                                     $(26,542)
------------------------------------------------------------------------------


Total Return Swap Contracts Outstanding at June 30, 2004
(Unaudited)
------------------------------------------------------------------------------
                                          Notional Termination     Unrealized
                                            Amount        Date   Depreciation
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated October 9, 2003 to
receive (pay) semi-annually the
notional amount multiplied by
the total rate of return of the
Lehman Brothers U.S. High Yield
Index and pay semi-annually the
notional amount multiplied by the
six month USD-LIBOR
adjusted by a specified spread          $8,004,794      5/1/06       $(44,624)
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated February 4, 2004 to
receive (pay) at maturity the
notional amount multiplied by
Lehman Brothers US High Yield
Index and pay at maturity the
notional amount multiplied by
the one year USD-LIBOR
adjusted by a specified spread           2,000,188      3/2/05        (12,666)
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated April 20, 2004 to receive
(pay) monthly the notional
amount multiplied by the return
of the Lehman Brothers US High
Yield Index and receive monthly
the notional amount multiplied
by the one month USD-LIBOR
adjusted by a specified spread          10,000,223      2/1/05        (86,240)
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated September 30, 2003 to
receive (pay) semi-annually the
notional amount multiplied by
the total rate of return of the
Lehman Brothers U.S. High Yield
Index and pay semi-annually the
notional amount multiplied by
the six month USD-LIBOR
adjusted by a specified spread           2,709,439     10/1/04        (34,982)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
March 31, 2004 to receive (pay)
monthly the notional amount
multiplied by the return of the
Lehman Brothers US High Yield
Index and receive monthly the
notional amount multiplied by the
one month USD-LIBOR-BBA
adjusted by a specified spread           4,999,743     10/1/04        (59,267)
------------------------------------------------------------------------------
                                                                    $(237,779)
------------------------------------------------------------------------------
See page 184 for Notes to the Portfolios.





Putnam VT Income Fund

The fund's portfolio
June 30, 2004 (Unaudited)

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (51.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
U.S. Government Guaranteed Mortgage Obligations (--%)
.........................................................................................................................
                     Government National Mortgage
                     Association Pass-Through Certificates
.........................................................................................................................
          $247,637   7s, with due dates from
                     April 15, 2031 to October 15, 2031                                                         $263,228
------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage Obligations (51.2%)
.........................................................................................................................
                     Federal Home Loan
                     Mortgage Corporation
.........................................................................................................................
           640,294   7 1/2s, with due dates from
                     October 1, 2029 to December 1, 2029                                                         690,051
.........................................................................................................................
                     Federal National Mortgage
                     Association Pass-Through Certificates
.........................................................................................................................
           268,492   9s, with due dates from
                     January 1, 2027 to July 1, 2032                                                             297,338
.........................................................................................................................
           183,987   8s, with due dates from
                     March 1, 2033 to July 1, 2033                                                               199,006
.........................................................................................................................
         1,544,331   7 1/2s, with due dates from
                     June 1, 2032 to July 1, 2033                                                              1,653,066
.........................................................................................................................
         1,610,916   7s, with due dates from
                     August 1, 2023 to November 1, 2033                                                        1,701,012
.........................................................................................................................
           691,785   7s, with due dates from
                     February 1, 2007 to December 1, 2014                                                        732,349
.........................................................................................................................
       165,955,245   6 1/2s, with due dates from
                     April 1, 2026 to April 1, 2034                                                          172,963,416
.........................................................................................................................
        40,100,000   6 1/2s, TBA, July 1, 2033                                                                41,741,614
.........................................................................................................................
            61,383   6s, March 1, 2034                                                                            62,742
.........................................................................................................................
           449,927   6s, with due dates from
                     April 1, 2009 to October 1, 2017                                                            469,638
.........................................................................................................................
        21,700,000   6s, TBA, July 1, 2034                                                                    22,147,563
.........................................................................................................................
         3,300,000   5 1/2s, TBA, July 1, 2033                                                                 3,283,500
.........................................................................................................................
           730,613   5s, June 1, 2019                                                                            733,096
.........................................................................................................................
        39,900,000   5s, TBA, July 1, 2033                                                                    38,528,438
.........................................................................................................................
        33,100,000   5s, TBA, June 1, 2019                                                                    33,131,048
.........................................................................................................................
        80,121,997   4 1/2s, with due dates from
                     August 1, 2033 to May 1, 2034                                                            75,041,348
.........................................................................................................................
        44,000,000   4 1/2s, TBA, July 1, 2034                                                                41,140,000
.........................................................................................................................
        39,900,000   4 1/2s, TBA, July 15, 2019                                                               38,977,313
.........................................................................................................................
         4,724,455   4s, with due dates from May 1, 2019
                     to June 1, 2019                                                                           4,507,514
.........................................................................................................................
         5,000,000   4s, TBA, July 1, 2019                                                                     4,760,940
------------------------------------------------------------------------------------------------------------------------
                                                                                                             482,760,992
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government and
                     Agency Mortgage Obligations
                     (cost $478,920,545)                                                                    $483,024,220
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (2.4%) (a)
(cost $23,213,366)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $19,915,000   Fannie Mae 7 1/4s, January 15, 2010                                                     $22,671,336
------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (0.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $715,000   U.S. Treasury Bonds 4 1/4s,
                     November 15, 2013                                                                          $695,924
.........................................................................................................................
         1,335,000   U.S. Treasury Notes 3 1/4s,
                     August 15, 2008                                                                           1,318,469
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Treasury Obligations
                     (cost $2,094,404)                                                                        $2,014,393
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (21.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Basic Materials (0.9%)
.........................................................................................................................
        $1,215,000   Alcoa, Inc. notes 6 1/2s, 2011                                                           $1,324,559
.........................................................................................................................
           635,000   Avery Dennison Corp. notes 4 7/8s, 2013                                                     621,779
.........................................................................................................................
           550,000   Dow Chemical Co. (The) debs.
                     8.55s, 2009                                                                                 641,874
.........................................................................................................................
           310,000   Dow Chemical Co. (The) notes
                     5 3/4s, 2009                                                                                323,595
.........................................................................................................................
           695,000   Dow Chemical Co. (The) Pass Through
                     Trust 144A company guaranty
                     4.027s, 2009                                                                                657,130
.........................................................................................................................
           355,000   Eastman Chemical Co. notes 3 1/4s, 2008                                                     340,146
.........................................................................................................................
           605,000   Falconbridge, Ltd. bonds 5 3/8s,
                     2015 (Canada)                                                                               528,038
.........................................................................................................................
           330,000   Georgia-Pacific Corp. sr. notes 8s, 2014                                                    357,225
.........................................................................................................................
           180,000   ICI Wilmington Inc. company guaranty
                     5 5/8s, 2013                                                                                175,948
.........................................................................................................................
           525,000   ICI Wilmington Inc. company guaranty
                     4 3/8s, 2008                                                                                516,263
.........................................................................................................................
           628,000   ISP Chemco, Inc. company guaranty
                     Ser. B, 10 1/4s, 2011                                                                       693,940
.........................................................................................................................
           970,000   Millennium America, Inc. company
                     guaranty 9 1/4s, 2008                                                                     1,042,750
.........................................................................................................................
           360,000   Monsanto Co. notes 4s, 2008                                                                 356,463
.........................................................................................................................
           110,000   Monsanto Co. sr. notes 7 3/8s, 2012                                                         124,336
.........................................................................................................................
           230,000   Praxair, Inc. notes 6 3/8s, 2012                                                            250,113
.........................................................................................................................
           310,000   Weyerhaeuser Co. notes 6 3/4s, 2012                                                         335,715
.........................................................................................................................
           160,000   WMC Finance USA company guaranty
                     6 1/4s, 2033 (Australia)                                                                    153,517
.........................................................................................................................
           290,000   WMC Finance USA company guaranty
                     5 1/8s, 2013 (Australia)                                                                    278,564
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,721,955
------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.9%)
.........................................................................................................................
           660,000   Allied Waste North America, Inc.
                     sr. notes 7 7/8s, 2013                                                                      689,700
.........................................................................................................................
           300,000   BAE Systems Holdings Inc. 144A notes
                     6.4s, 2011                                                                                  319,365
.........................................................................................................................
           115,000   Boeing Capital Corp. sr. notes
                     7 3/8s, 2010                                                                                130,035
.........................................................................................................................
           305,000   Boeing Co. (The) debs. 6 7/8s, 2043                                                         309,601
.........................................................................................................................
            75,000   Bunge Ltd. Finance Corp. company
                     guaranty 7.8s, 2012                                                                          85,416
.........................................................................................................................
           425,000   Bunge Ltd. Finance Corp. company
                     guaranty 4 3/8s, 2008                                                                       418,821
.........................................................................................................................
           215,000   Bunge Ltd. Finance Corp. notes
                     5 7/8s, 2013                                                                                215,866
.........................................................................................................................
           730,000   Kennametal, Inc. sr. notes 7.2s, 2012                                                       772,062
.........................................................................................................................
           210,000   Litton Industries, Inc. sr. notes 8s, 2009                                                  241,097
.........................................................................................................................
           560,000   Lockheed Martin Corp. bonds
                     8 1/2s, 2029                                                                                702,442
.........................................................................................................................
           565,000   Northrop Grumman Corp. company
                     guaranty 7 1/8s, 2011                                                                       634,929
.........................................................................................................................
            95,000   Raytheon Co. bonds 5 3/8s, 2013                                                              94,732
.........................................................................................................................
           280,000   Raytheon Co. debs. 7s, 2028                                                                 298,383
.........................................................................................................................
         1,120,000   Raytheon Co. debs. 6s, 2010                                                               1,182,565
.........................................................................................................................
           410,000   Raytheon Co. notes 8.3s, 2010                                                               480,931
.........................................................................................................................
           370,000   Raytheon Co. notes 4.85s, 2011                                                              366,402
.........................................................................................................................
           355,000   Sealed Air Corp. 144A bonds
                     6 7/8s, 2033                                                                                358,343
.........................................................................................................................
           435,000   Sealed Air Corp. 144A notes
                     5 5/8s, 2013                                                                                429,701
.........................................................................................................................
           550,000   Waste Management, Inc. sr. notes
                     7 3/8s, 2010                                                                                617,942
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,348,333
------------------------------------------------------------------------------------------------------------------------
Communication Services (2.2%)
.........................................................................................................................
           325,000   Ameritech Capital Funding company
                     guaranty 6 1/4s, 2009                                                                       346,090
.........................................................................................................................
           855,000   AT&T Corp. sr. notes 8.05s, 2011                                                            877,849
.........................................................................................................................
           360,000   AT&T Wireless Services, Inc. sr. notes
                     8 3/4s, 2031                                                                                438,901
.........................................................................................................................
         1,050,000   AT&T Wireless Services, Inc. sr. notes
                     7 7/8s, 2011                                                                              1,194,336
.........................................................................................................................
           520,000   Bellsouth Capital Funding notes
                     7 3/4s, 2010                                                                                594,030
.........................................................................................................................
         1,405,000   British Telecommunications PLC
                     notes 8 3/8s, 2010 (United Kingdom)                                                       1,636,843
.........................................................................................................................
           645,000   Cingular Wireless, LLC sr. notes
                     5 5/8s, 2006                                                                                674,304
.........................................................................................................................
           765,000   Deutsche Telekom International
                     Finance BV bonds 8 1/2s, 2010
                     (Netherlands)                                                                               893,947
.........................................................................................................................
           300,000   Deutsche Telekom International
                     Finance BV company guaranty 8 3/4s,
                     2030 (Netherlands)                                                                          367,080
.........................................................................................................................
           790,000   Deutsche Telekom International
                     Finance BV notes 5 1/4s, 2013
                     (Netherlands)                                                                               769,089
.........................................................................................................................
           300,000   France Telecom notes 9 1/2s,
                     2031 (France)                                                                               376,506
.........................................................................................................................
         1,405,000   France Telecom notes 7 3/4s,
                     2011 (France)                                                                             1,628,144
.........................................................................................................................
           455,000   Koninklijke (Royal) KPN NV sr. unsub.
                     notes 8 3/8s, 2030 (Netherlands)                                                            552,783
.........................................................................................................................
           345,000   Koninklijke (Royal) KPN NV sr. unsub.
                     notes 8s, 2010 (Netherlands)                                                                399,466
.........................................................................................................................
         1,255,000   Sprint Capital Corp. company guaranty
                     7 5/8s, 2011                                                                              1,387,389
.........................................................................................................................
           890,000   Sprint Capital Corp. company guaranty
                     6 7/8s, 2028                                                                                855,510
.........................................................................................................................
            50,000   Sprint Capital Corp. company guaranty
                     6 1/8s, 2008                                                                                 52,556
.........................................................................................................................
           695,000   Telecom Italia Capital 144A company
                     guaranty 6 3/8s, 2033 (Luxembourg)                                                          670,918
.........................................................................................................................
           490,000   Telecom Italia Capital 144A company
                     guaranty 5 1/4s, 2013 (Luxembourg)                                                          474,275
.........................................................................................................................
           685,000   Telecom Italia Capital 144A company
                     guaranty 4s, 2008 (Luxembourg)                                                              672,906
.........................................................................................................................
           840,000   Telefonica Europe BV company guaranty
                     7 3/4s, 2010 (Netherlands)                                                                  960,753
.........................................................................................................................
           345,000   United States Cellular Corp. notes
                     6.7s, 2033                                                                                  326,252
.........................................................................................................................
           525,000   Verizon New England Inc. sr. notes
                     6 1/2s, 2011                                                                                559,407
.........................................................................................................................
           850,000   Verizon Virginia Inc. debs. Ser. A,
                     4 5/8s, 2013                                                                                792,621
.........................................................................................................................
         2,240,000   Verizon Wireless, Inc. notes 5 3/8s, 2006                                                 2,339,056
.........................................................................................................................
           780,000   Vodafone Group PLC notes 7 3/4s, 2010
                     (United Kingdom)                                                                            894,343
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,735,354
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.2%)
.........................................................................................................................
           780,000   Textron Financial Corp. notes 6s, 2009                                                      839,749
.........................................................................................................................
           610,000   Tyco International Group SA company
                     guaranty 7s, 2028 (Luxembourg)                                                              647,511
.........................................................................................................................
           775,000   Tyco International Group SA company
                     guaranty 6 3/4s, 2011 (Luxembourg)                                                          842,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,329,360
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (2.2%)
.........................................................................................................................
         1,015,000   Cendant Corp. notes 6 1/4s, 2010                                                          1,079,881
.........................................................................................................................
           325,000   Cendant Corp. sr. notes 7 3/8s, 2013                                                        361,903
.........................................................................................................................
           785,000   D.R. Horton, Inc. company guaranty
                     8s, 2009                                                                                    859,575
.........................................................................................................................
           375,000   D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                                    356,250
.........................................................................................................................
         1,205,000   DaimlerChrysler NA Holding Corp.
                     company guaranty 7.2s, 2009                                                               1,311,708
.........................................................................................................................
         1,400,000   DaimlerChrysler NA Holding Corp.
                     company guaranty Ser. D, 3.4s, 2004                                                       1,407,445
.........................................................................................................................
           240,000   Federated Department Stores, Inc.
                     sr. notes 8 1/2s, 2010                                                                      283,835
.........................................................................................................................
           900,000   Ford Motor Co. debs. 9.98s, 2047                                                          1,062,834
.........................................................................................................................
         1,650,000   Ford Motor Credit Corp. notes
                     7 3/8s, 2009                                                                              1,760,923
.........................................................................................................................
           260,000   Ford Motor Credit Corp. notes
                     6 1/2s, 2007                                                                                273,435
.........................................................................................................................
           670,000   General Motors Acceptance Corp.
                     bonds 8s, 2031                                                                              686,473
.........................................................................................................................
         2,025,000   General Motors Acceptance Corp.
                     notes Ser. MTN, 5.36s, 2004                                                               2,029,807
.........................................................................................................................
           210,000   General Motors Corp. debs. 8 3/8s, 2033                                                     220,943
.........................................................................................................................
           345,000   GTECH Holdings Corp. notes 4 3/4s, 2010                                                     337,888
.........................................................................................................................
           325,000   Hilton Hotels Corp. notes 8 1/4s, 2011                                                      362,375
.........................................................................................................................
           270,000   Hilton Hotels Corp. notes 7 5/8s, 2012                                                      291,600
.........................................................................................................................
           815,000   International Game Technology
                     sr. notes 8 3/8s, 2009                                                                      958,798
.........................................................................................................................
         1,380,000   JC Penney Co., Inc. notes 7.6s, 2007                                                      1,488,675
.........................................................................................................................
           823,000   K. Hovnanian Enterprises, Inc. sr. notes
                     6 1/2s, 2014                                                                                765,390
.........................................................................................................................
           310,000   Lear Corp. company guaranty Ser. B,
                     8.11s, 2009                                                                                 353,105
.........................................................................................................................
           426,000   Lennar Corp. sr. notes 7 5/8s, 2009                                                         471,354
.........................................................................................................................
           320,000   Nordstrom, Inc. debs. 6.95s, 2028                                                           335,652
.........................................................................................................................
           260,000   Park Place Entertainment Corp.
                     sr. notes 7 1/2s, 2009                                                                      273,650
.........................................................................................................................
         1,048,000   Park Place Entertainment Corp.
                     sr. sub. notes 9 3/8s, 2007                                                               1,138,390
.........................................................................................................................
         1,150,000   Pulte Homes, Inc. company
                     guaranty 7 7/8s, 2011                                                                     1,300,804
.........................................................................................................................
           530,000   RadioShack Corp. notes 7 3/8s, 2011                                                         598,000
.........................................................................................................................
           151,000   Starwood Hotels & Resorts Worldwide,
                     Inc. company guaranty 7 3/8s, 2007                                                          158,928
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,529,621
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (2.4%)
.........................................................................................................................
           420,000   AOL Time Warner, Inc. bonds 7 5/8s, 2031                                                    454,499
.........................................................................................................................
           650,000   Archer Daniels Midland Co. debs.
                     8 1/8s, 2012                                                                                778,598
.........................................................................................................................
           205,000   AT&T Broadband Corp. company
                     guaranty 8 3/8s, 2013                                                                       240,659
.........................................................................................................................
           880,000   Cadbury Schweppes US Finance LLC
                     144A notes 3 7/8s, 2008                                                                     863,274
.........................................................................................................................
           135,000   Chancellor Media Corp. company
                     guaranty 8s, 2008                                                                           152,732
.........................................................................................................................
           360,000   Clear Channel Communications, Inc.
                     sr. notes 5 3/4s, 2013                                                                      361,991
.........................................................................................................................
           340,000   ConAgra, Inc. notes 7 7/8s, 2010                                                            393,853
.........................................................................................................................
           310,000   ConAgra, Inc. notes 6 3/4s, 2011                                                            339,666
.........................................................................................................................
           505,000   Cox Communications, Inc. notes
                     7 3/4s, 2010                                                                                572,454
.........................................................................................................................
           585,000   Cox Enterprises, Inc. 144A notes 8s, 2007                                                   644,724
.........................................................................................................................
           535,241   CVS Corp. 144A pass-through certificates
                     6.117s, 2013                                                                                556,949
.........................................................................................................................
           720,000   Fred Meyer, Inc. Holding Co. company
                     guaranty 7.45s, 2008                                                                        798,970
.........................................................................................................................
           585,000   Grand Metro Investment Corp. company
                     guaranty 9s, 2011                                                                           740,661
.........................................................................................................................
           690,000   Hormel Foods Corp. notes 6 5/8s, 2011                                                       767,435
.........................................................................................................................
           690,000   Johnson (SC) & Son, Inc. 144A bonds
                     5 3/4s, 2033                                                                                641,644
.........................................................................................................................
         1,475,000   Jones Intercable, Inc. sr. notes 7 5/8s, 2008                                             1,626,301
.........................................................................................................................
         1,810,000   Kraft Foods, Inc. notes 4 5/8s, 2006                                                      1,853,328
.........................................................................................................................
            20,000   Kroger Co. company guaranty 6 3/4s, 2012                                                     21,667
.........................................................................................................................
           240,000   Liberty Media Corp. bonds 7 7/8s, 2009                                                      269,880
.........................................................................................................................
           635,000   Liberty Media Corp. sr. notes 5.7s, 2013                                                    625,552
.........................................................................................................................
           665,000   Miller Brewing Co. 144A notes
                     5 1/2s, 2013                                                                                667,031
.........................................................................................................................
           145,000   News America Holdings, Inc. company
                     guaranty 9 1/4s, 2013                                                                       181,940
.........................................................................................................................
           225,000   News America Holdings, Inc. company
                     guaranty 7 3/8s, 2008                                                                       247,645
.........................................................................................................................
           535,000   News America Holdings, Inc. debs.
                     7.7s, 2025                                                                                  604,410
.........................................................................................................................
            60,000   News America, Inc. company guaranty
                     4 3/4s, 2010                                                                                 59,912
.........................................................................................................................
           575,000   News America, Inc. sr. notes 6 5/8s, 2008                                                   621,829
.........................................................................................................................
           740,000   Rogers Cable Inc. sec. notes 6 1/4s,
                     2013 (Canada)                                                                               696,652
.........................................................................................................................
           580,000   TCI Communications, Inc. debs.
                     8 3/4s, 2015                                                                                698,708
.........................................................................................................................
         1,000,000   TCI Communications, Inc. debs.
                     7 7/8s, 2013                                                                              1,139,254
.........................................................................................................................
           720,000   Time Warner, Inc. debs. 9.15s, 2023                                                         889,494
.........................................................................................................................
         1,280,000   Time Warner, Inc. debs. 9 1/8s, 2013                                                      1,560,443
.........................................................................................................................
           565,000   Time Warner, Inc. notes 8.18s, 2007                                                         631,352
.........................................................................................................................
           225,000   Tyson Foods, Inc. notes 8 1/4s, 2011                                                        258,420
.........................................................................................................................
           610,000   USA Interactive notes 7s, 2013                                                              657,825
.........................................................................................................................
           775,000   Viacom, Inc. company guaranty 7.7s, 2010                                                    884,752
.........................................................................................................................
           255,000   Yum! Brands, Inc. sr. notes 8 7/8s, 2011                                                    307,715
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,812,219
------------------------------------------------------------------------------------------------------------------------
Energy (0.9%)
.........................................................................................................................
           340,000   Amerada Hess Corp. bonds 7 7/8s, 2029                                                       367,303
.........................................................................................................................
           130,000   Amerada Hess Corp. unsub notes
                     6.65s, 2011                                                                                 137,567
.........................................................................................................................
           255,000   Anadarko Finance Co. company
                     guaranty Ser. B, 6 3/4s, 2011                                                               280,468
.........................................................................................................................
           745,000   Arch Western Finance, LLC 144A
                     sr. notes 6 3/4s, 2013                                                                      745,000
.........................................................................................................................
           247,000   BRL Universal Equipment sec. notes
                     8 7/8s, 2008                                                                                264,908
.........................................................................................................................
         1,760,000   Conoco Funding Co. company guaranty
                     6.35s, 2011                                                                               1,914,986
.........................................................................................................................
           545,000   Kerr-McGee Corp. company guaranty
                     6 7/8s, 2011                                                                                586,289
.........................................................................................................................
           570,000   MidAmerican Energy Holdings Co.
                     sr. notes 4 5/8s, 2007                                                                      576,446
.........................................................................................................................
           110,000   MidAmerican Energy Holdings Co.
                     sr. notes 3 1/2s, 2008                                                                      105,997
.........................................................................................................................
           920,000   Motiva Enterprises, LLC 144A
                     sr. notes 5.2s, 2012                                                                        915,921
.........................................................................................................................
           370,000   Ocean Energy, Inc. company guaranty
                     7 1/4s, 2011                                                                                408,214
.........................................................................................................................
           300,000   Petro-Canada, Ltd. bonds 5.35s,
                     2033 (Canada)                                                                               256,455
.........................................................................................................................
           345,000   Phillips Petroleum Co. notes 8 3/4s, 2010                                                   416,981
.........................................................................................................................
           261,000   Pride Petroleum Services, Inc. sr. notes
                     9 3/8s, 2007                                                                                266,220
.........................................................................................................................
           500,000   Schlumberger Technology Corp. 144A
                     notes 6 1/2s, 2012                                                                          544,067
.........................................................................................................................
           675,000   Transocean Sedco Forex, Inc. notes
                     6 5/8s, 2011                                                                                736,542
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,523,364
------------------------------------------------------------------------------------------------------------------------
Financial (7.9%)
.........................................................................................................................
         1,065,000   Ace INA Holdings, Inc. company
                     guaranty 8.3s, 2006                                                                       1,168,199
.........................................................................................................................
           505,000   Allfirst Financial Inc. sub. notes 7.2s, 2007                                               552,094
.........................................................................................................................
         1,490,000   Archstone-Smith Operating Trust notes
                     5s, 2007 (R)                                                                              1,527,734
.........................................................................................................................
         2,467,000   ASIF Global Financing 144A notes
                     3.85s, 2007                                                                               2,469,621
.........................................................................................................................
         1,615,000   Associates Corp. NA sr. notes Ser. 8,
                     7 3/8s, 2007                                                                              1,774,514
.........................................................................................................................
         1,750,000   Associates First Capital Corp. debs.
                     6.95s, 2018                                                                               1,935,280
.........................................................................................................................
         3,330,000   Associates First Capital Corp. sr. notes
                     6 1/4s, 2008                                                                              3,580,892
.........................................................................................................................
           625,000   AXA Financial, Inc. sr. notes 7 3/4s, 2010                                                  716,734
.........................................................................................................................
           650,000   Bank of America Corp. sub. notes
                     7.4s, 2011                                                                                  736,657
.........................................................................................................................
           210,000   Bank of New York Co., Inc. (The)
                     sr. sub. notes FRN 3.4s, 2013                                                               202,221
.........................................................................................................................
           435,000   Bank One Corp. sub. notes 7.6s, 2007                                                        480,110
.........................................................................................................................
         3,715,000   Bank United Corp. notes Ser. A, 8s, 2009                                                  4,275,701
.........................................................................................................................
           350,000   Barclays Bank PLC 144A FRN 6.86s, 2049
                     (United Kingdom)                                                                            361,774
.........................................................................................................................
         1,050,000   Bear Stearns Cos., Inc. (The) notes
                     7.8s, 2007                                                                                1,170,917
.........................................................................................................................
           170,000   Capital One Bank notes 6 1/2s, 2013                                                         175,284
.........................................................................................................................
           250,000   Capital One Bank notes Ser. BKNT,
                     4 7/8s, 2008                                                                                252,688
.........................................................................................................................
           230,000   Capital One Bank sr. notes Ser. BKNT,
                     6.7s, 2008                                                                                  247,164
.........................................................................................................................
           320,000   CenterPoint Properties Trust
                     notes Ser. MTN, 4 3/4s, 2010                                                                311,679
.........................................................................................................................
           210,000   CIT Group, Inc. sr. notes 7 3/4s, 2012                                                      239,484
.........................................................................................................................
         1,000,000   CIT Group, Inc. sr. notes 5s, 2014                                                          945,377
.........................................................................................................................
           880,000   CIT Group, Inc. sr. sub. notes 4 1/8s, 2006                                                 895,064
.........................................................................................................................
           970,000   Citigroup, Inc. debs. 6 5/8s, 2028                                                        1,017,200
.........................................................................................................................
         1,115,000   Citigroup, Inc. sub. notes 7 1/4s, 2010                                                   1,255,719
.........................................................................................................................
           295,000   Colonial Properties Trust notes
                     6 1/4s, 2014                                                                                296,811
.........................................................................................................................
           495,000   Countrywide Capital III company
                     guaranty Ser. B, 8.05s, 2027                                                                556,731
.........................................................................................................................
           160,000   Countrywide Home Loans, Inc.
                     company guaranty Ser. K, 5 5/8s, 2007                                                       167,796
.........................................................................................................................
           760,000   Countrywide Home Loans, Inc.
                     company guaranty Ser. MTNL, 4s, 2011                                                        710,218
.........................................................................................................................
           165,000   Credit Suisse First Boston USA, Inc. notes
                     6 1/8s, 2011                                                                                173,667
.........................................................................................................................
           655,000   Developers Diversified Realty Corp.
                     notes 4 5/8s, 2010                                                                          635,414
.........................................................................................................................
           815,000   Equity One, Inc. company guaranty
                     3 7/8s, 2009                                                                                781,496
.........................................................................................................................
           805,000   Executive Risk Capital Trust company
                     guaranty Class B, 8.675s, 2027                                                              899,157
.........................................................................................................................
         1,450,000   First Chicago NBD Corp. sub. notes
                     6 3/8s, 2009                                                                              1,588,731
.........................................................................................................................
         1,890,000   First Union National Bank sub. notes
                     7.8s, 2010                                                                                2,184,025
.........................................................................................................................
           470,000   Fleet Capital Trust V bank guaranty
                     FRN 2.534s, 2028                                                                            470,800
.........................................................................................................................
         1,655,000   Franchise Finance Corp. of America
                     sr. notes 8 3/4s, 2010 (R)                                                                2,030,094
.........................................................................................................................
           650,000   Fund American Cos. Inc. notes
                     5 7/8s, 2013                                                                                645,914
.........................................................................................................................
           895,000   General Electric Capital Corp. company
                     guaranty 7 7/8s, 2006                                                                       991,494
.........................................................................................................................
           285,000   General Electric Capital Corp. notes
                     Ser. A, 6 3/4s, 2032                                                                        306,379
.........................................................................................................................
           350,000   General Electric Capital Corp. notes
                     Ser. A, 6s, 2012                                                                            369,351
.........................................................................................................................
           275,000   General Electric Capital Corp. notes
                     Ser. MTN, 3 1/4s, 2009                                                                      261,272
.........................................................................................................................
           190,000   General Electric Capital Corp. notes
                     Ser. MTNA, 6 1/8s, 2011                                                                     203,478
.........................................................................................................................
           365,000   Goldman Sachs Group, Inc. (The)
                     notes 4 3/4s, 2013                                                                          342,850
.........................................................................................................................
           265,000   Greenpoint Capital Trust I company
                     guaranty 9.1s, 2027                                                                         301,040
.........................................................................................................................
           525,000   Hartford Financial Services Group, Inc.
                     (The) sr. notes 7.9s, 2010                                                                  608,391
.........................................................................................................................
           390,000   Heller Financial, Inc. notes 7 3/8s, 2009                                                   442,866
.........................................................................................................................
           300,000   Heritage Property Investment Trust
                     144A notes 5 1/8s, 2014                                                                     280,420
.........................................................................................................................
           805,000   Hospitality Properties Trust notes
                     6 3/4s, 2013 (R)                                                                            835,732
.........................................................................................................................
           360,000   Household Finance Corp. notes 8s, 2010                                                      417,742
.........................................................................................................................
         1,970,000   Household Finance Corp. notes 7s, 2012                                                    2,176,131
.........................................................................................................................
         1,045,000   Household Finance Corp. notes
                     6 3/4s, 2011                                                                              1,141,978
.........................................................................................................................
           220,000   HRPT Properties Trust bonds
                     5 3/4s, 2014 (R)                                                                            214,352
.........................................................................................................................
           175,000   HRPT Properties Trust sr. notes
                     6.7s, 2005 (R)                                                                              179,460
.........................................................................................................................
         1,150,000   HSBC Capital Funding LP 144A bank
                     guaranty FRB 9.547s, 2049 (Jersey)                                                        1,403,628
.........................................................................................................................
           760,000   International Lease Finance Corp.
                     notes 4.35s, 2008                                                                           759,734
.........................................................................................................................
            85,000   iStar Financial, Inc. sr. notes
                     8 3/4s, 2008 (R)                                                                             93,075
.........................................................................................................................
           525,000   iStar Financial, Inc. sr. notes 7s, 2008 (R)                                                556,500
.........................................................................................................................
           245,000   iStar Financial, Inc. sr. notes 6s, 2010 (R)                                                241,325
.........................................................................................................................
           745,000   John Hancock Financial Services, Inc.
                     sr. notes 5 5/8s, 2008                                                                      783,260
.........................................................................................................................
           375,000   John Hancock Global Funding II 144A
                     notes 7.9s, 2010                                                                            434,429
.........................................................................................................................
         1,250,000   JPMorgan Chase & Co. sub. notes
                     5 3/4s, 2013                                                                              1,270,450
.........................................................................................................................
           585,000   Kimco Realty Corp. notes Ser. MTNC,
                     5.19s, 2013                                                                                 569,778
.........................................................................................................................
         3,275,000   Liberty Mutual Insurance 144A notes
                     7.697s, 2097                                                                              3,239,496
.........................................................................................................................
           975,000   Merita Bank, Ltd. sub. notes 6 1/2s,
                     2006 (Finland)                                                                            1,028,570
.........................................................................................................................
           280,000   Merrill Lynch & Co., Inc. notes Ser. B,
                     4 3/4s, 2009                                                                                281,597
.........................................................................................................................
           300,000   Metlife, Inc. sr. notes 6 1/8s, 2011                                                        322,055
.........................................................................................................................
           645,000   Morgan Stanley Tracers notes 4 1/4s, 2010                                                   632,937
.........................................................................................................................
           635,000   National City Bank bonds 4 5/8s, 2013                                                       599,671
.........................................................................................................................
           235,000   Nationwide Financial Services, Inc.
                     notes 5 5/8s, 2015                                                                          237,559
.........................................................................................................................
           205,000   Nationwide Mutual Insurance Co.
                     144A notes 8 1/4s, 2031                                                                     241,696
.........................................................................................................................
         2,110,000   NB Capital Trust IV company guaranty
                     8 1/4s, 2027                                                                              2,339,629
.........................................................................................................................
           305,000   OneAmerica Financial Partners, Inc.
                     144A bonds 7s, 2033                                                                         300,846
.........................................................................................................................
           985,000   PNC Funding Corp. bonds 5 1/4s, 2015                                                        949,031
.........................................................................................................................
           535,000   Popular North America, Inc. sub. notes
                     3 7/8s, 2008                                                                                523,760
.........................................................................................................................
           760,000   Principal Life Global Funding I
                     144A sec. notes 5 1/4s, 2013                                                                753,585
.........................................................................................................................
           435,000   Protective Life Corp. notes 4.3s, 2013                                                      404,049
.........................................................................................................................
           255,000   Prudential Financial, Inc. notes Ser. MTNB,
                     4 1/2s, 2013                                                                                236,941
.........................................................................................................................
           390,000   Prudential Insurance Co. 144A notes
                     8.3s, 2025                                                                                  471,107
.........................................................................................................................
           235,000   Rabobank Capital Funding II 144A bonds
                     5.26s, 2049                                                                                 227,406
.........................................................................................................................
           305,000   Rouse Co. (The) notes 5 3/8s, 2013                                                          295,351
.........................................................................................................................
           115,000   Rouse Co. (The) notes 3 5/8s, 2009                                                          109,254
.........................................................................................................................
           110,000   Royal Bank of Scotland Group PLC
                     FRB 7.648s, 2049 (United Kingdom)                                                           123,502
.........................................................................................................................
           893,000   Sovereign Bancorp, Inc. sr. notes
                     10 1/2s, 2006                                                                             1,023,090
.........................................................................................................................
           805,000   St. Paul Co., Inc. (The) sr. notes
                     5 3/4s, 2007                                                                                844,478
.........................................................................................................................
           565,000   State Street Capital Trust II FRN
                     1 3/4s, 2008                                                                                568,453
.........................................................................................................................
           940,000   Sun Life Canada Capital Trust 144A
                     company guaranty 8.526s, 2049                                                             1,035,313
.........................................................................................................................
           635,000   Suncorp-Metway, Ltd. 144A FRB
                     3 1/2s, 2013 (Australia)                                                                    611,446
.........................................................................................................................
           285,000   Travelers Property Casualty Corp.
                     sr. notes 3 3/4s, 2008                                                                      281,408
.........................................................................................................................
         1,485,000   UBS AG/Jersey Branch FRN 4.55s,
                     2008 (United Kingdom)                                                                     1,514,700
.........................................................................................................................
           595,000   UBS Preferred Funding Trust I FRB
                     8.622s, 2049                                                                                706,399
.........................................................................................................................
           460,000   Vornado Realty Trust notes 4 3/4s, 2010                                                     446,022
.........................................................................................................................
            30,000   Wachovia Corp. sub. notes 4 7/8s, 2014                                                       28,656
.........................................................................................................................
           645,000   Westpac Capital Trust III 144A
                     sub. notes FRN 5.819s, 2013                                                                 640,801
.........................................................................................................................
           305,000   XL Capital Europe PLC company
                     guaranty 6 1/2s, 2012 (United Kingdom)                                                      328,324
------------------------------------------------------------------------------------------------------------------------
                                                                                                              73,965,208
------------------------------------------------------------------------------------------------------------------------
Health Care (0.5%)
.........................................................................................................................
         1,470,000   American Home Products Corp.
                     notes 6.95s, 2011                                                                         1,569,857
.........................................................................................................................
           290,000   AmerisourceBergen Corp. company
                     guaranty 7 1/4s, 2012                                                                       297,250
.........................................................................................................................
           425,000   AmerisourceBergen Corp. sr. notes
                     8 1/8s, 2008                                                                                460,063
.........................................................................................................................
           430,000   Bayer Corp. 144A FRB 6.2s, 2008                                                             458,642
.........................................................................................................................
           410,000   Boston Scientific Corp. notes 5.45s, 2014                                                   413,366
.........................................................................................................................
           805,000   HCA, Inc. sr. notes 7 7/8s, 2011                                                            882,903
.........................................................................................................................
           380,000   Hospira, Inc. 144A notes 4.95s, 2009                                                        382,137
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,464,218
------------------------------------------------------------------------------------------------------------------------
Technology (0.2%)
.........................................................................................................................
           200,000   Computer Associates International, Inc.
                     sr. notes Ser. B, 6 3/8s, 2005                                                              205,250
.........................................................................................................................
           330,000   Fiserv, Inc. notes 4s, 2008                                                                 327,452
.........................................................................................................................
           285,000   Jabil Circuit, Inc. sr. notes 5 7/8s, 2010                                                  294,404
.........................................................................................................................
           195,000   Motorola, Inc. notes 7 5/8s, 2010                                                           219,542
.........................................................................................................................
           210,000   Motorola, Inc. notes 6 3/4s, 2006                                                           220,828
.........................................................................................................................
           310,000   SunGard Data Systems, Inc. bonds
                     4 7/8s, 2014                                                                                294,236
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,561,712
------------------------------------------------------------------------------------------------------------------------
Transportation (0.6%)
.........................................................................................................................
         1,860,000   Continental Airlines, Inc. pass-through
                     certificates Ser. 98-2, 6.32s, 2008                                                       1,798,055
.........................................................................................................................
           420,000   CSX Corp. notes 6 3/4s, 2011                                                                455,561
.........................................................................................................................
           170,000   CSX Corp. notes 6 1/4s, 2008                                                                181,370
.........................................................................................................................
           565,000   FedEx Corp. 144A notes 2.65s, 2007                                                          549,413
.........................................................................................................................
           200,000   Norfolk Southern Corp. notes 7.05s, 2037                                                    211,879
.........................................................................................................................
           545,000   Norfolk Southern Corp. sr. notes
                     7 1/4s, 2031                                                                                598,114
.........................................................................................................................
           380,000   Norfolk Southern Corp. sr. notes
                     6 3/4s, 2011                                                                                415,649
.........................................................................................................................
           410,000   Union Pacific Corp. notes 7 3/8s, 2009                                                      462,827
.........................................................................................................................
            70,000   Union Pacific Corp. notes 6.65s, 2011                                                        76,457
.........................................................................................................................
           445,000   Union Pacific Corp. notes 6 5/8s, 2008                                                      483,856
.........................................................................................................................
           505,000   Union Pacific Corp. notes 5 3/8s, 2014                                                      497,590
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,730,771
------------------------------------------------------------------------------------------------------------------------
Utilities & Power (2.9%)
.........................................................................................................................
           240,000   AEP Texas Central Co. sr. notes Ser. D,
                     5 1/2s, 2013                                                                                240,197
.........................................................................................................................
           145,000   American Electric Power Co., Inc.
                     notes Ser. A, 6 1/8s, 2006                                                                  152,216
.........................................................................................................................
           205,000   American Electric Power Co., Inc.
                     sr. notes Ser. C, 5 3/8s, 2010                                                              209,889
.........................................................................................................................
           230,000   Appalachian Power Co. notes 3.6s, 2008                                                      224,251
.........................................................................................................................
         3,230,000   Arizona Public Services Co. sr. notes
                     6 3/4s, 2006                                                                              3,451,843
.........................................................................................................................
           205,000   Carolina Power & Light Co. 1st mtge.
                     6 1/8s, 2033                                                                                201,180
.........................................................................................................................
           130,000   CenterPoint Energy Resources Corp.
                     debs. 8.9s, 2006                                                                            144,749
.........................................................................................................................
           515,000   CenterPoint Energy Resources Corp.
                     notes 7 3/4s, 2011                                                                          572,205
.........................................................................................................................
           615,000   Cleveland Electric Illuminating Co.
                     (The) 144A sr. notes 5.65s, 2013                                                            598,933
.........................................................................................................................
           965,000   Consumers Energy Co. 1st mtge.
                     Ser. B, 5 3/8s, 2013                                                                        944,986
.........................................................................................................................
           340,000   Consumers Energy Co. bonds 6 1/4s, 2006                                                     357,204
.........................................................................................................................
           350,000   Dayton Power & Light Co. (The) 144A
                     1st mtge. 5 1/8s, 2013                                                                      335,281
.........................................................................................................................
         1,965,000   Dominion Resources, Inc. notes
                     5 1/8s, 2009                                                                              2,005,788
.........................................................................................................................
           580,000   Duke Capital Corp. sr. notes Ser. A,
                     6 1/4s, 2005                                                                                598,923
.........................................................................................................................
         1,005,000   Duke Energy Field Services, LLC
                     notes 7 7/8s, 2010                                                                        1,145,365
.........................................................................................................................
           860,000   Exelon Generation Co., LLC sr. notes
                     6.95s, 2011                                                                                 941,641
.........................................................................................................................
           410,000   Florida Power & Light Co. 1st mtge.
                     5.95s, 2033                                                                                 405,251
.........................................................................................................................
           245,000   Florida Power & Light Co. 1st mtge.
                     5 5/8s, 2034                                                                                231,203
.........................................................................................................................
           230,000   Indianapolis Power & Light 144A 1st mtge.
                     6.3s, 2013                                                                                  236,069
.........................................................................................................................
           460,000   KeySpan Corp. notes 7 5/8s, 2010                                                            529,141
.........................................................................................................................
           940,000   Kinder Morgan, Inc. sr. notes 6 1/2s, 2012                                                  993,667
.........................................................................................................................
           905,000   Monongahela Power Co. 1st mtge.
                     5s, 2006                                                                                    924,022
.........................................................................................................................
           270,000   National Fuel Gas Co. notes 5 1/4s, 2013                                                    266,964
.........................................................................................................................
           505,000   Nevada Power Co. 2nd mtge. 9s, 2013                                                         549,188
.........................................................................................................................
           595,000   NiSource Finance Corp. company
                     guaranty 7 7/8s, 2010                                                                       682,104
.........................................................................................................................
           770,000   Northern States Power Co. mtge. Ser. B,
                     8s, 2012                                                                                    915,221
.........................................................................................................................
           375,000   Oncor Electric Delivery Co. sec. notes
                     7 1/4s, 2033                                                                                415,795
.........................................................................................................................
           600,000   Oncor Electric Delivery Co. sec. notes
                     6 3/8s, 2012                                                                                642,105
.........................................................................................................................
           450,000   Pacific Gas & Electric Co. 1st mtge.
                     6.05s, 2034                                                                                 423,275
.........................................................................................................................
           245,000   Pacific Gas & Electric Co. 1st mtge.
                     4.8s, 2014                                                                                  232,345
.........................................................................................................................
           165,000   Pacific Gas & Electric Co. 1st. mtge.
                     4.2s, 2011                                                                                  157,096
.........................................................................................................................
           485,000   PacifiCorp Sinking Fund 1st mtge.
                     5.45s, 2013                                                                                 492,067
.........................................................................................................................
           230,000   Panhandle Eastern Pipe Line sr. notes
                     4.8s, 2008                                                                                  229,320
.........................................................................................................................
           365,000   Pepco Holdings, Inc. notes 5 1/2s, 2007                                                     376,806
.........................................................................................................................
           300,000   Potomac Edison Co. 1st mtge. 8s, 2024                                                       298,668
.........................................................................................................................
           624,196   Power Receivable Finance LLC 144A
                     sr. notes 6.29s, 2012                                                                       635,600
.........................................................................................................................
           270,000   PP&L Capital Funding, Inc. company
                     guaranty Ser. D, 8 3/8s, 2007                                                               300,732
.........................................................................................................................
         1,010,000   Progress Energy, Inc. sr. notes 6.05s, 2007                                               1,064,777
.........................................................................................................................
           270,000   Public Service Company of New Mexico
                     sr. notes 4.4s, 2008                                                                        268,376
.........................................................................................................................
           745,000   Public Service Electric & Gas Co. 1st mtge.
                     FRN 6 3/8s, 2008                                                                            798,887
.........................................................................................................................
           390,000   Public Services Co. of Colorado sr. notes
                     Ser. A, 6 7/8s, 2009                                                                        431,072
.........................................................................................................................
           245,000   Rochester Gas & Electric notes
                     6 3/8s, 2033                                                                                246,960
.........................................................................................................................
           440,000   South Carolina Electric & Gas Co.
                     1st mtge. 5.3s, 2033                                                                        394,425
.........................................................................................................................
           345,000   Southern California Edison Co. 1st mtge.
                     6s, 2034                                                                                    330,573
.........................................................................................................................
           435,000   Southern California Edison Co. 1st mtge.
                     5s, 2014                                                                                    423,209
.........................................................................................................................
           275,000   Tampa Electric Co. notes 6 7/8s, 2012                                                       293,282
.........................................................................................................................
            30,000   Westar Energy, Inc. 1st mtge. 6s, 2014                                                       30,471
.........................................................................................................................
           325,000   Western Energy, Inc. sr. notes Ser. (a),
                     7 1/8s, 2009                                                                                350,915
.........................................................................................................................
           245,000   Western Resources, Inc. 1st mtge.
                     7 7/8s, 2007                                                                                269,684
.........................................................................................................................
           414,000   Western Resources, Inc. sr. notes
                     9 3/4s, 2007                                                                                471,863
.........................................................................................................................
            89,679   York Power Funding 144A notes 12s, 2007
                     (Cayman Islands) (In default) (NON)                                                               9
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,435,793
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $202,338,809)                                                                    $205,157,908
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (13.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $56,244,572   Banc of America Large Loan 144A
                     Ser. 03-BBA2, Class X1A, IO
                     (Interest Only), 0.806s, 2015                                                              $482,713
.........................................................................................................................
                     Bear Stearns Commercial Mortgage
                     Securitization Corp. 144A
.........................................................................................................................
           470,000   Ser. 04-ESA, Class K, 3.753s, 2016                                                          470,000
.........................................................................................................................
           352,000   Ser. 04-HS2A, Class G, 2.611s, 2016                                                         352,000
.........................................................................................................................
         1,408,567   Chase Commercial Mortgage Securities
                     Corp. Ser. 00-1, Class A1, 7.656s, 2032                                                   1,445,290
.........................................................................................................................
         2,261,000   Commercial Mortgage Acceptance Corp.
                     Ser. 97-ML1, Class A3, 6.57s, 2007                                                        2,413,441
.........................................................................................................................
           115,000   Crlimi Mae Commercial Mortgage Trust
                     Ser. 98-C1, Class A2, 7s, 2011                                                              123,050
.........................................................................................................................
           499,000   CS First Boston Mortgage Securities Corp.
                     144A FRB Ser. 03-TF2A, Class L,
                     5.239s, 2014                                                                                495,299
.........................................................................................................................
           450,000   DLJ Mortgage Acceptance Corp. 144A
                     Ser. 97-CF1, Class A3, 7.76s, 2030                                                          488,626
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
         1,461,498   Ser. 04-10, Class QC, 23.4s, 2031                                                         1,734,273
.........................................................................................................................
           762,258   Ser. 02-36, Class SJ, 16 7/8s, 2029                                                         834,505
.........................................................................................................................
         1,841,104   Ser. 04-4, Class QM, 11.6s, 2033                                                          1,772,997
.........................................................................................................................
           877,890   Ser. 04-T3, Class PT1, 10.432s, 2044                                                      1,011,491
.........................................................................................................................
               383   Ser. 92-15, Class L, IO, 10.38s, 2022                                                         4,984
.........................................................................................................................
           554,745   Ser. 03-W6, Class PT1, 9.473s, 2042                                                         630,570
.........................................................................................................................
         2,681,966   Ser. 04-W9, Class 2A3, 7 1/2s, 2044                                                       2,895,677
.........................................................................................................................
         1,948,493   Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                                       2,103,757
.........................................................................................................................
         2,034,268   Ser. 02-T16, Class A3, 7 1/2s, 2042                                                       2,196,367
.........................................................................................................................
           907,341   Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                         979,642
.........................................................................................................................
           389,697   Ser. 02-T12, Class A3, 7 1/2s, 2042                                                         420,750
.........................................................................................................................
         4,625,675   Ser. 02-W4, Class A5, 7 1/2s, 2042                                                        4,994,269
.........................................................................................................................
           237,218   Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                          256,120
.........................................................................................................................
         1,010,959   Ser. 02-14, Class A2, 7 1/2s, 2042                                                        1,091,516
.........................................................................................................................
         1,997,673   Ser. 01-T10, Class A2, 7 1/2s, 2041                                                       2,156,856
.........................................................................................................................
           393,909   Ser. 02-T4, Class A3, 7 1/2s, 2041                                                          425,298
.........................................................................................................................
         1,251,750   Ser. 01-T12, Class A2, 7 1/2s, 2041                                                       1,351,495
.........................................................................................................................
         1,464,708   Ser. 01-T8, Class A1, 7 1/2s, 2041                                                        1,581,422
.........................................................................................................................
         2,957,975   Ser. 01-T7, Class A1, 7 1/2s, 2041                                                        3,193,679
.........................................................................................................................
           136,433   Ser. 01-T3, Class A1, 7 1/2s, 2040                                                          147,305
.........................................................................................................................
           635,363   Ser. 01-T1, Class A1, 7 1/2s, 2040                                                          685,992
.........................................................................................................................
           166,502   Ser. 99-T2, Class A1, 7 1/2s, 2039                                                          179,770
.........................................................................................................................
           847,175   Ser. 02-T1, Class A3, 7 1/2s, 2031                                                          914,681
.........................................................................................................................
         1,608,874   Ser. 00-T6, Class A1, 7 1/2s, 2030                                                        1,737,077
.........................................................................................................................
            42,309   Ser. 01-T5, Class A3, 7 1/2s, 2030                                                           45,680
.........................................................................................................................
         4,319,865   Ser. 01-T4, Class A1, 7 1/2s, 2028                                                        4,664,091
.........................................................................................................................
         1,466,904   Ser. 02-W3, Class A5, 7 1/2s, 2028                                                        1,583,793
.........................................................................................................................
         7,509,614   Ser. 03-118, Class SF, IO, 6.8s, 2033                                                     1,180,417
.........................................................................................................................
         1,651,555   Ser. 02-36, Class QH, IO, 6 3/4s, 2029                                                      108,552
.........................................................................................................................
            10,219   Ser. 02-27, Class SQ, IO, 6.7s, 2032                                                             89
.........................................................................................................................
        12,312,207   Ser. 03-22, IO, 6s, 2033                                                                  3,222,339
.........................................................................................................................
         5,888,619   Ser. 03-31, Class IM, IO, 5 3/4s, 2032                                                      771,044
.........................................................................................................................
         1,854,247   Ser. 346, Class 2, IO, 5 1/2s, 2033                                                         522,666
.........................................................................................................................
        17,945,102   Ser. 333, Class 2, IO, 5 1/2s, 2033                                                       5,150,783
.........................................................................................................................
        25,397,616   Ser. 329, Class 2, IO, 5 1/2s, 2033                                                       6,904,977
.........................................................................................................................
         3,443,755   Ser. 03-8, Class IP, IO, 5 1/2s, 2028                                                       388,402
.........................................................................................................................
         4,980,694   Ser. 348, Class 4, IO, 5s, 2034                                                           1,328,444
.........................................................................................................................
         2,658,227   Ser. 348, Class 5, IO, 5s, 2034                                                             671,618
.........................................................................................................................
         2,662,161   Ser. 343, Class 29, IO, 5s, 2033                                                            480,853
.........................................................................................................................
         6,995,171   Ser. 343, Class 4, IO, 5s, 2033                                                           1,769,560
.........................................................................................................................
         4,684,794   Ser. 343, Class 5, IO, 5s, 2033                                                           1,201,942
.........................................................................................................................
         5,338,697   Ser. 343, Class 9, IO, 5s, 2033                                                           1,421,428
.........................................................................................................................
         2,819,443   Ser. 03-24, Class UI, IO, 5s, 2031                                                          586,686
.........................................................................................................................
         7,479,863   Ser. 03-W12, Class 2, IO, 2.231s, 2043                                                      479,464
.........................................................................................................................
        16,667,628   Ser. 03-W10, Class 1, IO, 2.024s, 2043                                                      968,806
.........................................................................................................................
         6,773,246   Ser. 03-W10, Class 3, IO, 2.01s, 2043                                                       391,578
.........................................................................................................................
        17,718,713   Ser. 03-W6, Class 11, IO, 1 7/8s, 2042                                                      286,687
.........................................................................................................................
         3,136,311   Ser. 03-W3, Class 2IO2, IO, 1.808s, 2042                                                     51,177
.........................................................................................................................
         1,619,253   Ser. 03-W10, Class 1A1, 1.701s, 2032                                                      1,614,699
.........................................................................................................................
        31,683,460   Ser. 03-W8, Class 12, IO, 1.643s, 2042                                                    1,548,241
.........................................................................................................................
        16,705,680   Ser. 03-W6, Class 21, IO, 1.497s, 2042                                                      149,992
.........................................................................................................................
        22,371,782   Ser. 03-W8, Class 11, IO, 1.227s, 2042                                                      225,647
.........................................................................................................................
         8,685,292   Ser. 03-W17, Class 12, IO, 1.162s, 2033                                                     289,645
.........................................................................................................................
        49,047,215   Ser. 03-T2, Class 2, IO, 1.113s, 2042                                                     1,272,789
.........................................................................................................................
         4,317,692   Ser. 03-W3, Class 2IO1, IO, 0.673s, 2042                                                     89,701
.........................................................................................................................
        13,218,951   Ser. 03-W6, Class 51, IO, 0.672s, 2042                                                      246,987
.........................................................................................................................
        27,140,936   Ser. 01-T12, Class IO, 0.572s, 2041                                                         420,745
.........................................................................................................................
        27,752,739   Ser. 03-W2, Class 1, IO, 0.47s, 2042                                                        368,986
.........................................................................................................................
        47,134,963   Ser. 03-W3, Class 1, IO, 0.438s, 2042                                                       579,259
.........................................................................................................................
        19,981,983   Ser. 02-T1, IO, 0.424s, 2031                                                                228,405
.........................................................................................................................
        18,922,603   Ser. 03-W6, Class 3, IO, 0.367s, 2042                                                       198,015
.........................................................................................................................
        20,207,521   Ser. 03-W6, Class 23, IO, 0.352s, 2042                                                      202,973
.........................................................................................................................
        19,840,802   Ser. 03-W4, Class 3A, IO, 0.299s, 2042                                                      217,009
.........................................................................................................................
                     Federal Home Loan Mortgage Corp.
                     Structured Pass-Through Securities
.........................................................................................................................
         1,199,858   Ser. T-58, Class 4A, 7 1/2s, 2043                                                         1,295,468
.........................................................................................................................
           421,380   Ser. T-42, Class A5, 7 1/2s, 2042                                                           454,957
.........................................................................................................................
        13,328,868   Ser. T-56, Class A, IO, 1.717s, 2043                                                        337,387
.........................................................................................................................
        14,535,446   Ser. T-56, Class 3, IO, 0.338s, 2043                                                        186,235
.........................................................................................................................
        16,631,983   Ser. T-56, Class 1, IO, 0.27s, 2043                                                         155,925
.........................................................................................................................
        16,731,083   Ser. T-56, Class 2, IO, 0.056s, 2043                                                         57,513
.........................................................................................................................
         6,185,000   FFCA Secured Lending Corp. 144A
                     Ser. 00-1, Class A2, 7.77s, 2027                                                          6,673,763
.........................................................................................................................
         2,160,000   First Chicago Lennar Trust 144A
                     Ser. 97-CHL1, Class D, 7.902s, 2039                                                       2,224,125
.........................................................................................................................
        15,910,366   First Union National Bank-Bank of
                     America Commercial Mortgage 144A
                     Ser. 01-C1, Class 3, IO, 2.026s, 2033                                                     1,370,404
.........................................................................................................................
         3,187,527   First Union-Lehman Brothers
                     Commercial Mortgage Trust II
                     Ser. 97-C1, Class A3, 7.38s, 2029                                                         3,435,719
.........................................................................................................................
                     Freddie Mac
.........................................................................................................................
         2,717,074   Ser. 2763, Class SC, 23.645s, 2032                                                        3,215,593
.........................................................................................................................
         3,053,748   Ser. 2702, Class DI, IO, 5 1/2s, 2024                                                       349,080
.........................................................................................................................
         3,135,979   Ser. 2553, Class IJ, IO, 5 1/2s, 2020                                                       194,529
.........................................................................................................................
         3,172,394   Ser. 2596, Class IL, IO, 5s, 2030                                                           606,163
.........................................................................................................................
         1,045,881   Ser. 2696, PO (Principal Only),
                     zero %, 2033                                                                                616,024
.........................................................................................................................
           408,872   G-Force FRB Ser. 01-1A, Class A,
                     1.885s, 2033 (Cayman Islands)                                                               409,610
.........................................................................................................................
                     G-Force CDO, Ltd. 144A
.........................................................................................................................
           318,000   Ser. 02-1A, Class E, 8 1/4s, 2037                                                           318,845
.........................................................................................................................
           140,000   Ser. 02-1A, Class D, 7.61s, 2037                                                            146,847
.........................................................................................................................
         1,424,092   General Growth Properties-Mall
                     Properties Trust FRB Ser. 01-C1A,
                     Class D3, 3.489s, 2014                                                                    1,425,872
.........................................................................................................................
         2,589,242   GMAC Commercial Mortgage
                     Securities, Inc. Ser. 97-C2,
                     Class A2, 6.55s, 2029                                                                     2,592,495
.........................................................................................................................
                     Government National
                     Mortgage Association
.........................................................................................................................
         1,906,029   Ser. 03-114, Class SP, 16.193s, 2027                                                      2,067,446
.........................................................................................................................
           788,198   Ser. 98-2, Class EA, PO, zero %, 2028                                                       665,239
.........................................................................................................................
           272,000   GS Mortgage Securities Corp. II 144A
                     FRB Ser. 03-FL6A, Class L, 4.489s, 2015                                                     272,340
.........................................................................................................................
           818,407   Lehman Brothers Floating Rate
                     Commercial Mortgage Trust 144A FRB
                     Ser. 03-C4, Class A, 1.79s, 2015                                                            819,430
.........................................................................................................................
            98,482   Merrill Lynch Mortgage Investors, Inc.
                     Ser. 96-C2, Class A3, 6.96s, 2028                                                           104,298
.........................................................................................................................
         1,431,991   Mezz Cap Commercial Mortgage Trust
                     144A Ser. 04-C1, Class X, IO,
                     7.653s, 2037                                                                                666,323
.........................................................................................................................
                     Morgan Stanley Capital I 144A
.........................................................................................................................
           467,000   Ser. 96-C1, Class E, 7.452s, 2028                                                           492,341
.........................................................................................................................
           790,000   Ser. 04-RR, Class F5, 6s, 2039                                                              664,341
.........................................................................................................................
           820,000   Ser. 04-RR, Class F6, 6s, 2039                                                              665,962
.........................................................................................................................
           604,532   Morgan Stanley Dean Witter Capital
                     I Ser. 00-LIF2, Class A1, 6.96s, 2008                                                       648,262
.........................................................................................................................
                     Morgan Stanley Dean Witter Capital I 144A
.........................................................................................................................
           269,668   FRB Ser. 01-XLF, Class D, 2.67s, 2013                                                       269,762
.........................................................................................................................
           300,774   FRB Ser. 01-XLF, Class E, 2.62s, 2013                                                       300,807
.........................................................................................................................
                     Mortgage Capital Funding, Inc. FRB
.........................................................................................................................
         1,082,000   Ser. 98-MC3, Class E, 7.487s, 2031                                                        1,166,193
.........................................................................................................................
           470,000   Ser. 98-MC2, Class E, 7.289s, 2030                                                          504,533
.........................................................................................................................
         1,230,000   Salomon Brothers Mortgage Securities VII
                     Ser. 96-C1, Class E, 8.42s, 2028                                                          1,307,277
.........................................................................................................................
         7,209,957   Salomon Brothers Mortgage Securities VII
                     144A Ser. 03-CDCA, Class X3CD, IO,
                     0.89s, 2015                                                                                 104,991
.........................................................................................................................
           692,000   Starwood Asset Receivables Trust FRN
                     Ser. 02-1A, Class F, 2.655s, 2020                                                           692,900
.........................................................................................................................
                     Starwood Asset Receivables Trust 144A
.........................................................................................................................
           299,448   FRB Ser. 03-1A, Class F, 2.4s, 2022                                                         299,927
.........................................................................................................................
           376,579   FRB Ser. 03-1A, Class E, 2.35s, 2022                                                        377,181
.........................................................................................................................
                     STRIPS 144A
.........................................................................................................................
           336,000   Ser. 03-1A, Class L, 5s, 2018
                     (Cayman Islands)                                                                            289,968
.........................................................................................................................
           228,000   Ser. 03-1A, Class M, 5s, 2018
                     (Cayman Islands)                                                                            186,253
.........................................................................................................................
           150,000   Ser. 04-1A, Class L, 5s, 2018
                     (Cayman Islands)                                                                            129,285
.........................................................................................................................
         5,344,105   Structured Adjustable Rate Mortgage
                     Loan Ser. 04-6, Class 1A, 4.553s, 2034                                                    5,410,072
.........................................................................................................................
                     Structured Asset Securities Corp.
.........................................................................................................................
         1,214,383   Ser. 03-40A, Class 1A, 5.031s, 2034                                                       1,237,533
.........................................................................................................................
         2,146,571   Ser. 03-26A, Class 2A, 4.629s, 2033                                                       2,177,428
.........................................................................................................................
           930,000   Ser. 04-8, Class 1A1, 4.442s, 2034                                                          942,351
.........................................................................................................................
           512,922   TIAA Commercial Real Estate
                     Securitization Ser. 01-C1A, Class A1,
                     5.77s, 2016 (Cayman Islands)                                                                529,572
.........................................................................................................................
           306,000   Trizechahn Office Properties Trust 144A
                     Ser. 01-TZHA, Class D3, 6.943s, 2013                                                        324,868
------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized Mortgage
                     Obligations (cost $132,327,595)                                                        $130,788,518
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (13.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $5,430,000   Aames Mortgage Trust Ser. 03-1,
                     Class A, IO, 6s, 2005                                                                      $262,624
.........................................................................................................................
           378,768   Aames Mortgage Trust 144A
                     Ser. 03-1N, Class A, 7 1/2s, 2033                                                           378,400
.........................................................................................................................
         3,083,000   Ace Securities Corp. Ser. 03-FM1,
                     Class A, IO, 4 1/2s, 2005                                                                   153,225
.........................................................................................................................
           942,705   Advanta Mortgage Loan Trust
                     Ser. 00-1, Class A4, 8.61s, 2028                                                            979,382
.........................................................................................................................
                     Aegis Asset Backed Securities Trust 144A
.........................................................................................................................
           281,130   Ser. 04-1N, Class Note, 5s, 2034                                                            281,130
.........................................................................................................................
           438,239   Ser. 04-2N, Class N1, 4 1/2s, 2034                                                          438,239
.........................................................................................................................
         3,167,339   AFC Home Equity Loan Trust
                     Ser. 99-2, Class 1A, 1.71s, 2029                                                          3,167,339
.........................................................................................................................
         4,550,000   American Express Credit Account
                     Master Trust 144A Ser. 04-C,
                     Class C, 1.764s, 2012                                                                     4,550,000
.........................................................................................................................
                     Ameriquest Mortgage Securities, Inc.
.........................................................................................................................
         2,377,500   Ser. 02-3, Class S, IO, 6s, 2032                                                             82,934
.........................................................................................................................
         3,599,000   Ser. 03-12, Class S, IO, 5s, 2006                                                           217,065
.........................................................................................................................
         3,847,425   Ser. 03-6, Class S, IO, 5s, 2005                                                            185,759
.........................................................................................................................
         3,441,660   Ser. 03-8, Class S, IO, 5s, 2006                                                            150,745
.........................................................................................................................
                     Amortizing Residential Collateral Trust
.........................................................................................................................
         2,397,341   Ser. 01-BC6, Class A, IO, 6s, 2004                                                           45,672
.........................................................................................................................
         2,087,273   Ser. 02-BC1, Class A, IO, 6s, 2005                                                           49,962
.........................................................................................................................
         1,639,273   Ser. 02-BC10, Class A, IO, 6s, 2004                                                          47,407
.........................................................................................................................
         3,730,000   Ser. 02-BC3, Class A, IO, 6s, 2005                                                          144,294
.........................................................................................................................
         7,406,182   Ser. 02-BC5, Class A, IO, 6s, 2004                                                           30,783
.........................................................................................................................
         5,980,000   Ser. 02-BC6, Class A, IO, 6s, 2004                                                           54,619
.........................................................................................................................
         7,927,273   Ser. 02-BC7, Class AIO, IO, 6s, 2004                                                        111,764
.........................................................................................................................
        12,618,182   Ser. 02-BC8, Class A, IO, 6s, 2004                                                          240,392
.........................................................................................................................
         3,564,364   Ser. 02-BC9, Class A, IO, 6s, 2004                                                           85,515
.........................................................................................................................
                     AQ Finance NIM Trust 144A
.........................................................................................................................
           311,872   Ser. 03-N7A, Class Note, 9.07s, 2033                                                        313,431
.........................................................................................................................
           181,978   Ser. 03-N9A, Class Note, 7.385s, 2033                                                       183,161
.........................................................................................................................
            94,560   Arc Net Interest Margin Trust
                     Ser. 02-2, Class A, 7 3/4s, 2032                                                            110,863
.........................................................................................................................
            12,658   Arc Net Interest Margin Trust 144A
                     Ser. 02-1A, Class A, 7 3/4s, 2032                                                            12,655
.........................................................................................................................
                     Arcap REIT, Inc. 144A
.........................................................................................................................
           622,000   Ser. 03-1A, Class E, 7.11s, 2038                                                            640,563
.........................................................................................................................
           495,418   Ser. 04-1A, Class E, 6.42s, 2039                                                            487,135
.........................................................................................................................
           148,286   Argent NIM Trust Ser. 03-N8, Class A,
                     5.56s, 2034                                                                                 148,286
.........................................................................................................................
                     Argent NIM Trust 144A
.........................................................................................................................
           282,752   Ser. 03-N6, Class A, 6.4s, 2034                                                             282,752
.........................................................................................................................
           431,504   Ser. 04-WN2, Class A, 4.55s, 2034                                                           429,346
.........................................................................................................................
           344,694   Ser. 04-WN4, Class A, 4.459s, 2034                                                          343,740
.........................................................................................................................
        11,181,144   Argent Securities, Inc. Ser. 03-W2,
                     Class A, IO, 1.24s, 2004                                                                     20,126
.........................................................................................................................
                     Asset Backed Funding Corp. NIM
                     Trust 144A
.........................................................................................................................
           233,041   Ser. 03-OPT1, Class Note, 6.9s, 2033                                                        233,041
.........................................................................................................................
           260,278   Ser. 03-WF1, Class N1, 8.35s, 2032                                                          260,278
.........................................................................................................................
           624,091   Ser. 04-0PT1, Class N1, 4.55s, 2033                                                         624,062
.........................................................................................................................
           847,613   Ser. 04-AHL1, Class Note, 5.6s, 2033                                                        847,581
.........................................................................................................................
                     Asset Backed Securities Corp. Home
                     Equity Loan Trust
.........................................................................................................................
        17,114,000   Ser. 02-HE1, Class A, IO, 3.6s, 2032                                                          1,643
.........................................................................................................................
        17,623,323   Ser. 03-HE1, Class A, IO, 5s, 2033                                                          740,056
.........................................................................................................................
         5,135,160   Ser. 03-HE5, Class A, IO, 4s, 2033                                                          206,721
.........................................................................................................................
           391,366   FRB Ser. 04-HE1, Class A3, 1.639s, 2034                                                     391,572
.........................................................................................................................
           524,966   Aviation Capital Group Trust 144A
                     FRB Ser. 03-2A, Class G1, 1.98s, 2033                                                       526,934
.........................................................................................................................
           470,000   Bank One Issuance Trust FRB
                     Ser. 03-C4, Class C4, 2.269s, 2011                                                          478,144
.........................................................................................................................
                     Bayview Financial Acquisition Trust
.........................................................................................................................
           774,988   Ser. 02-CA, Class A, IO, 5.1s, 2004                                                          11,867
.........................................................................................................................
         7,093,966   Ser. 03-DA, IO, 4s, 2006                                                                    287,084
.........................................................................................................................
         4,942,551   Ser. 03-E, Class A, IO, 4s, 2006                                                            236,100
.........................................................................................................................
        27,674,701   Ser. 03-X, Class A, IO, 0.89s, 2006                                                         358,906
.........................................................................................................................
         2,465,539   Ser. 04-B, Class A1, 1.82s, 2039                                                          2,465,539
.........................................................................................................................
         2,147,000   FRB Ser. 03-G, Class A1, 1.92s, 2039                                                      2,147,000
.........................................................................................................................
         2,042,961   FRN Ser. 03-F, Class A, 1.82s, 2043                                                       2,046,313
.........................................................................................................................
         1,016,800   Bayview Financial Acquisition Trust
                     144A Ser. 03-CA, Class A, IO, 4s, 2005                                                       45,169
.........................................................................................................................
        63,089,577   Bayview Financial Asset Trust Ser. 03-Z,
                     Class A, IO, 0.743s, 2005                                                                   295,732
.........................................................................................................................
                     Bayview Financial Asset Trust 144A
.........................................................................................................................
         1,247,912   FRB Ser. 03-SSRA, Class A, 2s, 2038                                                       1,247,912
.........................................................................................................................
         1,258,113   FRB Ser. 03-SSRA, Class M, 2.65s, 2038                                                    1,258,113
.........................................................................................................................
                     Bear Stearns Asset Backed Securities, Inc.
.........................................................................................................................
         5,754,000   Ser. 03-AC1, Class A, IO, 5s, 2005                                                          239,151
.........................................................................................................................
         5,431,000   Ser. 03-AC4, Class A, IO, 5s, 2006                                                          334,346
.........................................................................................................................
           943,000   FRB Ser. 03-3, Class A2, 1.89s, 2043                                                        943,000
.........................................................................................................................
           278,000   Capital One Multi-Asset Execution Trust
                     FRB Ser. 02-C1, Class C1, 3.989s, 2010                                                      291,379
.........................................................................................................................
                     CARSSX Finance, Ltd. 144A
.........................................................................................................................
           180,000   FRB Ser. 04-AA, Class B3, 4.589s, 2011
                     (Cayman Islands)                                                                            180,000
.........................................................................................................................
           180,000   FRB Ser. 04-AA, Class B4, 6.739s, 2011
                     (Cayman Islands)                                                                            180,000
.........................................................................................................................
         1,505,000   CDO Repackaging Trust Series 144A
                     FRB Ser. 03-2, Class A, 5.23s, 2008                                                       1,531,338
.........................................................................................................................
        11,530,000   Centex Home Equity Ser. 04-C, Class A,
                     IO, 3 1/2s, 2006                                                                            381,121
.........................................................................................................................
           860,000   Chase Credit Card Master Trust FRB
                     Ser. 03-3, Class C, 2.319s, 2010                                                            876,183
.........................................................................................................................
                     Chase Funding Net Interest Margin 144A
.........................................................................................................................
           110,428   Ser. 03-3A, Class Note, 6 7/8s, 2036                                                        109,380
.........................................................................................................................
           271,389   Ser. 03-C1A, Class Note, 6 3/4s, 2036                                                       310,193
.........................................................................................................................
           470,000   Citibank Credit Card Issuance Trust FRN
                     Ser. 01-C1, Class C1, 2.22s, 2010                                                           478,502
.........................................................................................................................
                     Conseco Finance Securitizations Corp.
.........................................................................................................................
         3,120,000   Ser. 00-4, Class A6, 8.31s, 2032                                                          2,645,982
.........................................................................................................................
         3,455,000   Ser. 01-04, Class A4, 7.36s, 2019                                                         3,351,308
.........................................................................................................................
         3,013,000   Ser. 01-1, Class A5, 6.99s, 2032                                                          2,723,253
.........................................................................................................................
         1,850,000   Ser. 01-3, Class A4, 6.91s, 2033                                                          1,693,372
.........................................................................................................................
         1,590,000   Ser. 01-4, Class B1, 9.4s, 2010                                                             238,500
.........................................................................................................................
         3,775,664   Ser. 02-1, Class A, 6.681s, 2032                                                          3,856,005
.........................................................................................................................
         1,750,000   Ser. 02-1, Class M2, 9.546s, 2032                                                           857,500
.........................................................................................................................
         3,653,976   Ser. 02-2, Class A, IO, 8 1/2s, 2010                                                      1,029,164
.........................................................................................................................
         9,285,062   Conseco Recreational Enthusiast
                     Consumer Trust Ser. 01-A, Class AP,
                     IO, 5s, 2025                                                                                119,434
.........................................................................................................................
         1,226,000   Consumer Credit Reference IDX
                     Securities FRB Ser. 02-1A, Class A,
                     3.55s, 2007                                                                               1,242,054
.........................................................................................................................
                     Countrywide Asset Backed
                     Certificates 144A
.........................................................................................................................
           238,843   Ser. 03-5NF, Class NF, 6 3/4s, 2034                                                         241,142
.........................................................................................................................
           300,834   Ser. 04-1NIM, Class Note, 6s, 2034                                                          302,037
.........................................................................................................................
           608,889   Ser. 04-BC1N, Class Note, 5 1/2s, 2035                                                      606,779
.........................................................................................................................
           160,161   Credit-Based Asset Servicing and
                     Securitization 144A Ser. 03-CB2N,
                     Class Note, 8.35s, 2033                                                                     160,311
.........................................................................................................................
           716,000   Crest, Ltd. 144A Ser. 03-2A,
                     Class D2, 6.723s, 2038                                                                      696,813
.........................................................................................................................
                     First Franklin Mortgage Loan Asset
                     Backed Certificates
.........................................................................................................................
        12,767,738   Ser. 03-FF3, Class A, IO, 6s, 2005                                                          221,484
.........................................................................................................................
         4,846,545   Ser. 03-FFB, Class A, IO, 6s, 2005                                                          238,353
.........................................................................................................................
                     First Franklin NIM Trust 144A
.........................................................................................................................
           194,774   Ser. 03-FF3A, Class A, 6 3/4s, 2033                                                         194,017
.........................................................................................................................
           470,437   Ser. 04-FF1, Class N1, 4 1/2s, 2034                                                         469,120
.........................................................................................................................
           657,550   First Plus Home Loan Trust
                     Ser. 97-3, Class B1, 7.79s, 2023                                                            657,131
.........................................................................................................................
           480,000   Ford Credit Auto Owner Trust
                     Ser. 04-A, Class C, 4.19s, 2009                                                             480,300
.........................................................................................................................
                     Fremont NIM Trust 144A
.........................................................................................................................
            81,695   Ser. 03-B, Class Note, 5.65s, 2033                                                           81,491
.........................................................................................................................
           759,056   Ser. 04-A, Class Note, 4 3/4s, 2034                                                         758,297
.........................................................................................................................
           451,828   Ser. 04-B, Class Note, 4.703s, 2034                                                         451,828
.........................................................................................................................
           418,000   G-Force CDO, Ltd. 144A Ser. 03-1A,
                     Class E, 6.58s, 2038                                                                        407,289
.........................................................................................................................
           230,000   Goldentree Loan Opportunities II,
                     Ltd. 144A FRN Ser. 2A, Class 4,
                     4.37s, 2015 (Cayman Islands)                                                                230,288
.........................................................................................................................
                     Granite Mortgages PLC
.........................................................................................................................
           719,000   FRB Ser. 04-1, Class 1C, 2.45s, 2044                                                        721,135
.........................................................................................................................
         1,495,000   FRN Ser. 01-1, Class 1C, 2.55s, 2041
                     (United Kingdom)                                                                          1,501,073
.........................................................................................................................
                     Granite Mortgages PLC FRB
.........................................................................................................................
           580,000   Ser. 02-1, Class 1C, 2.45s, 2042
                     (United Kingdom)                                                                            589,878
.........................................................................................................................
           290,000   Ser. 02-2, Class 1C, 2.4s, 2043
                     (United Kingdom)                                                                            295,311
.........................................................................................................................
                     Green Tree Financial Corp.
.........................................................................................................................
           200,458   Ser. 99-3, Class A5, 6.16s, 2031                                                            202,086
.........................................................................................................................
         6,610,000   Ser. 99-5, Class A5, 7.86s, 2030                                                          5,747,793
.........................................................................................................................
         1,658,000   GS Auto Loan Trust 144A Ser. 04-1,
                     Class D, 5s, 2011                                                                         1,627,301
.........................................................................................................................
                     GSAMP Trust 144A
.........................................................................................................................
           211,065   Ser. 03-HE1N, Class Note, 7 1/4s, 2033                                                      210,854
.........................................................................................................................
           838,062   Ser. 04, Class Note, 5 1/2s, 2032                                                           839,109
.........................................................................................................................
           467,881   Ser. 04-FM1N, Class Note, 5 1/4s, 2033                                                      466,711
.........................................................................................................................
           470,000   Ser. 04-HE1N, Class N1, 5s, 2034                                                            469,389
.........................................................................................................................
           332,000   Holmes Financing PLC FRB Ser. 8,
                     Class 2C, 1.834s, 2040 (United Kingdom)                                                     332,000
.........................................................................................................................
                     Holmes Financing PLC FRB
.........................................................................................................................
         6,735,000   Ser. 1, Class 2C, 2.29s, 2040
                     (United Kingdom)                                                                          6,709,407
.........................................................................................................................
           380,000   Ser. 4, Class 3C, 2.44s, 2040
                     (United Kingdom)                                                                            385,439
.........................................................................................................................
           290,000   Ser. 5, Class 2C, 2.59s, 2005
                     (United Kingdom)                                                                            292,085
.........................................................................................................................
                     Home Equity Asset Trust 144A
.........................................................................................................................
           189,208   Ser. 03-4N, Class A, 8s, 2033                                                               190,154
.........................................................................................................................
           157,634   Ser. 03-5N, Class A, 7 1/2s, 2034                                                           158,422
.........................................................................................................................
            58,432   Ser. 03-6N, Class A, 6 1/2s, 2034                                                            58,432
.........................................................................................................................
           265,985   Ser. 03-7N, Class A, 5 1/4s, 2034                                                           265,320
.........................................................................................................................
           470,000   Ser. 04-1N, Class A, 5s, 2034                                                               468,825
.........................................................................................................................
         2,075,000   LNR CDO, Ltd. FRB Ser. 02-1A,
                     Class FFL, 4.041s, 2037 (Cayman Islands)                                                  2,021,099
.........................................................................................................................
         1,280,000   LNR CDO, Ltd. 144A FRB Ser. 03-1A,
                     Class EFL, 4.285s, 2036 (Cayman Islands)                                                  1,351,296
.........................................................................................................................
           455,365   Long Beach Asset Holdings Corp. 144A
                     Ser. 04-2, Class N1, 4.94s, 2034                                                            480,000
.........................................................................................................................
           184,221   Long Beach Asset Holdings Corp. NIM
                     Trust 144A Ser. 03-4, Class N1,
                     6.535s, 2033                                                                                184,452
.........................................................................................................................
                     Long Beach Mortgage Loan Trust
.........................................................................................................................
        13,540,000   Ser. 04-3, Class S1, IO, 4 1/2s, 2006                                                       953,216
.........................................................................................................................
         6,770,000   Ser. 04-3, Class S2, IO, 4 1/2s, 2006                                                       476,608
.........................................................................................................................
                     Madison Avenue Manufactured
                     Housing Contract
.........................................................................................................................
        90,421,161   Ser. 02-A IO, 0.3s, 2032                                                                  1,017,238
.........................................................................................................................
         1,626,445   FRB Ser. 02-A, Class B1, 4.55s, 2032                                                        894,545
.........................................................................................................................
         1,288,911   Marriott Vacation Club Owner Trust 144A
                     FRB Ser. 02-1A, Class A1, 1.98s, 2010                                                     1,301,878
.........................................................................................................................
           403,862   Master Asset Backed Securities NIM
                     Trust 144A Ser. 04-CI3, Class N1,
                     4.45s, 2034                                                                                 403,845
.........................................................................................................................
           860,000   MBNA Credit Card Master Note Trust
                     FRN Ser. 03-C5, Class C5, 2.419s, 2010                                                      877,847
.........................................................................................................................
         2,924,227   Merit Securities Corp. FRB
                     Ser. 11PA, Class 3A1, 1.94s, 2027                                                         2,808,404
.........................................................................................................................
           132,554   Merrill Lynch Mortgage Investors, Inc.
                     Ser. 03-WM3N, Class N1, 8s, 2005                                                            133,880
.........................................................................................................................
                     Merrill Lynch Mortgage
                     Investors, Inc. 144A
.........................................................................................................................
           314,252   Ser. 03-OP1N, Class N1, 7 1/4s, 2034                                                        314,449
.........................................................................................................................
           684,367   Ser. 04-WM1N, Class N1, 4 1/2s, 2034                                                        680,946
.........................................................................................................................
            86,300   Ser. 04-WM2N, Class N1, 4 1/2s, 2005                                                         86,065
.........................................................................................................................
           896,256   Ser. 04-WM3N, Class N1, 4 1/2s, 2005                                                        890,610
.........................................................................................................................
           323,559   Mid-State Trust Ser. 11, Class B,
                     8.221s, 2038                                                                                318,729
.........................................................................................................................
                     Morgan Stanley ABS Capital I 144A
.........................................................................................................................
           236,678   Ser. 03-NC8N, Class Note, 7.6s, 2033                                                        239,063
.........................................................................................................................
            97,823   Ser. 03-NC9N, Class Note, 7.6s, 2033                                                         98,312
.........................................................................................................................
           417,499   Ser. 04-NC2N, Class Note, 6 1/4s, 2033                                                      418,543
.........................................................................................................................
           483,000   Morgan Stanley Auto Loan Trust 144A
                     Ser. 04-HB1, Class D, 5 1/2s, 2011                                                          472,133
.........................................................................................................................
                     Morgan Stanley Dean Witter Capital I
.........................................................................................................................
           620,000   FRN Ser. 01-NC3, Class B1, 3 3/4s, 2031                                                     613,626
.........................................................................................................................
           579,000   FRN Ser. 01-NC4, Class B1, 3.8s, 2032                                                       571,612
.........................................................................................................................
           520,000   Navigator CDO, Ltd. 144A FRB
                     Ser. 03-1A, Class A1, 1.74s, 2015                                                           520,000
.........................................................................................................................
           736,000   New Century Home Equity Loan Trust
                     Ser. 03-5, Class AI7, 5.15s, 2033                                                           718,290
.........................................................................................................................
                     New Century Mortgage Corp. NIM
                     Trust 144A
.........................................................................................................................
            63,931   Ser. 03-5, Class Note, 8s, 2033                                                              64,751
.........................................................................................................................
           224,538   Ser. 03-B, Class Note, 6 1/2s, 2033                                                         226,222
.........................................................................................................................
           299,000   Newcastle CDO, Ltd. 144A FRB
                     Ser. 3A, Class 4FL, 4.3s, 2038                                                              300,495
.........................................................................................................................
           428,553   Novastar NIM Trust 144A Ser. 04-N1,
                     Class Note, 4.458s, 2034                                                                    428,553
.........................................................................................................................
         2,897,767   Oakwood Mortgage Investors, Inc.
                     Ser. 02-C, Class A1, 5.41s, 2032                                                          2,544,158
.........................................................................................................................
           247,614   Option One Mortgage
                     Securities Corp. NIM Trust 144A
                     Ser. 03-5, Class Note, 6.9s, 2033                                                           248,852
.........................................................................................................................
                     Pass-Through Amortizing Credit
                     Card Trust
.........................................................................................................................
           300,134   Ser. 02-1A, Class A3FL, 4.279s, 2012                                                        301,039
.........................................................................................................................
           470,750   Ser. 02-1A, Class A4FL, 6.779s, 2012                                                        472,151
.........................................................................................................................
           580,000   Permanent Financing PLC FRB Ser. 3,
                     Class 3C, 2.56s, 2042 (United Kingdom)                                                      589,969
.........................................................................................................................
                     Providian Gateway Master Trust 144A
.........................................................................................................................
           535,000   FRB Ser. 04-AA, Class D, 3.089s, 2011                                                       535,428
.........................................................................................................................
           920,000   FRN Ser. 04-BA, Class D, 2.525s, 2010                                                       920,000
.........................................................................................................................
           179,239   Re NIM Trust 144A Ser. 04-A, 4.45s, 2034                                                    176,952
.........................................................................................................................
         2,102,675   Residential Asset Securities Corp.
                     Ser. 02-KS6, Class AIO, IO, 4 1/2s, 2005                                                     49,114
.........................................................................................................................
                     Residential Funding Mortgage Securities II
.........................................................................................................................
        10,208,096   Ser. 03-HS1, Class AI, IO, 5 1/2s, 2033                                                     438,948
.........................................................................................................................
         3,783,494   Ser. 03-HS2, Class AI, IO, 5 1/2s, 2005                                                     187,992
.........................................................................................................................
         3,043,372   Ser. 03-HS3, Class AI, IO, 5s, 2006                                                         137,560
.........................................................................................................................
         2,520,242   Restructured Asset Securities 144A
                     FRN Ser. 03-3A, Class A1, 1.776s, 2022                                                    2,491,879
.........................................................................................................................
           340,125   SAIL Net Interest Margin Notes Ser. 03-4,
                     Class A, 7 1/2s, 2033 (Cayman Islands)                                                      339,751
.........................................................................................................................
                     SAIL Net Interest Margin Notes 144A
.........................................................................................................................
           287,112   Ser. 03-12A, Class A, 7.35s, 2033
                     (Cayman Islands)                                                                            287,026
.........................................................................................................................
           196,410   Ser. 03-13A, Class A, 6 3/4s, 2033                                                          196,159
.........................................................................................................................
           210,735   Ser. 03-6A, Class A, 7s, 2033                                                               209,168
.........................................................................................................................
           166,471   Ser. 03-7A, Class A, 7s, 2033                                                               165,236
.........................................................................................................................
           219,370   Ser. 03-8A, Class A, 7s, 2033                                                               218,266
.........................................................................................................................
           442,285   Ser. 03-9A, Class A, 7s, 2033                                                               439,985
.........................................................................................................................
           297,130   Ser. 03-BC2A, Class A, 7 3/4s, 2033                                                         296,266
.........................................................................................................................
           640,347   Ser. 04-2A, Class A, 5 1/2s, 2034                                                           640,347
.........................................................................................................................
         1,781,755   Ser. 04-4A, Class A, 5s, 2034
                     (Cayman Islands)                                                                          1,779,082
.........................................................................................................................
           160,000   Ser. 04-4A, Class B, 7 1/2s, 2034
                     (Cayman Islands)                                                                            147,504
.........................................................................................................................
           526,004   Ser. 04-5A, Class A, 4 1/2s, 2034
                     (Cayman Islands)                                                                            525,230
.........................................................................................................................
            42,102   Sasco Arc Net Interest Margin Notes
                     Ser. 02-BC10, Class A, 7 3/4s, 2033                                                          41,980
.........................................................................................................................
                     Sasco Arc Net Interest Margin Notes 144A
.........................................................................................................................
            83,504   Ser. 03-3, Class A, 7 3/4s, 2033                                                             83,085
.........................................................................................................................
            48,744   Ser. 03-5, Class A, 7.35s, 2033
                     (Cayman Islands)                                                                             48,729
.........................................................................................................................
            76,620   Ser. 03-AM1, Class A, 7 3/4s, 2033                                                           88,111
.........................................................................................................................
           154,930   Saxon Net Interest Margin Trust 144A
                     Ser. 03-A, Class A, 6.656s, 2033                                                            154,930
.........................................................................................................................
           241,362   SHARP 144A Ser. 03-HE1N, 6.9s, 2033                                                         242,569
.........................................................................................................................
           192,050   Sharp SP I, LLC Net Interest Margin Trust
                     Ser. 03-NC1N, Class N, 7 1/4s, 2033                                                         193,126
.........................................................................................................................
                     Sharp SP I, LLC Net Interest Margin
                     Trust 144A
.........................................................................................................................
           744,945   Ser. 03-0P1N, Class NA, 4.45s, 2033                                                         744,870
.........................................................................................................................
           100,449   Ser. 03-TC1N, 7.45s, 2033                                                                   100,449
.........................................................................................................................
           366,797   Ser. 04-HE1N, Class Note, 4.94s, 2034                                                       366,797
.........................................................................................................................
                     Sharp SP I, LLC Net Interest Margin
                     Trust 144A
.........................................................................................................................
           305,569   Ser. 04-HS1N, Class Note, 5.92s, 2034                                                       305,569
.........................................................................................................................
           235,000   South Coast Funding FRB Ser. 3A,
                     Class A2, 2.38s, 2038                                                                       237,938
.........................................................................................................................
                     Structured Asset Investment Loan Trust
.........................................................................................................................
         3,178,661   Ser. 03-BC10, Class A, IO, 6s, 2005                                                         115,302
.........................................................................................................................
        20,289,764   Ser. 03-BC11, Class A, IO, 6s, 2005                                                         884,648
.........................................................................................................................
         3,989,989   Ser. 03-BC12, Class A, IO, 6s, 2005                                                         166,077
.........................................................................................................................
         6,474,286   Ser. 03-BC13, Class A, IO, 6s, 2005                                                         269,482
.........................................................................................................................
           181,336   Ser. 03-BC1A, Class A, 7 3/4s, 2033                                                         180,454
.........................................................................................................................
        17,841,762   Ser. 03-BC2, Class A, IO, 6s, 2005                                                          552,636
.........................................................................................................................
         8,077,095   Ser. 03-BC3, Class A, IO, 6s, 2004                                                          153,879
.........................................................................................................................
         2,689,096   Ser. 03-BC4, Class A, IO, 6s, 2004                                                           64,516
.........................................................................................................................
         4,907,986   Ser. 03-BC5, Class A, IO, 6s, 2004                                                          117,751
.........................................................................................................................
        19,618,370   Ser. 03-BC6, Class A, IO, 6s, 2005                                                          469,714
.........................................................................................................................
         3,695,004   Ser. 03-BC8, Class A, IO, 6s, 2005                                                          164,375
.........................................................................................................................
         5,076,651   Ser. 03-BC9, Class A, IO, 6s, 2005                                                          166,608
.........................................................................................................................
        20,468,000   Ser. 04-1, Class A, IO, 6s, 2005                                                            914,743
.........................................................................................................................
        15,030,000   Ser. 04-3, Class A, IO, 6s, 2005                                                            819,338
.........................................................................................................................
         4,403,636   Structured Asset Securities Corp.
                     Ser. 02-BC1, Class A, IO, 6s, 2004                                                          105,651
.........................................................................................................................
                     Structured Asset Securities Corp. 144A
.........................................................................................................................
         1,236,000   FRB Ser. 03-NP2, Class A2, 1.85s, 2032                                                    1,234,262
.........................................................................................................................
           644,086   FRN Ser. 03-NP3, Class A1, 1.8s, 2033                                                       644,086
.........................................................................................................................
         1,416,000   Terwin Mortgage Trust FRB Ser. 04-5HE,
                     Class A1B, IO, 1.72s, 2035                                                                1,416,000
.........................................................................................................................
           718,000   TIAA Commercial Real Estate
                     Securitization 144A Ser. 03-1A, Class E,
                     8s, 2038                                                                                    638,571
.........................................................................................................................
         6,676,707   Wells Fargo Home Equity Trust Ser. 04-1,
                     Class A, IO, 6s, 2005                                                                       421,798
.........................................................................................................................
           511,426   Wells Fargo Home Equity Trust 144A
                     Ser. 04-1N, Class A, 5s, 2034                                                               509,597
.........................................................................................................................
           229,000   Whole Auto Loan Trust Ser. 03-1,
                     Class C, 3.13s, 2010                                                                        226,460
.........................................................................................................................
         1,424,000   Whole Auto Loan Trust 144A
                     Ser. 03-1, Class D, 6s, 2010                                                              1,427,783
------------------------------------------------------------------------------------------------------------------------
                     Total Asset-Backed Securities
                     (cost $135,513,575)                                                                    $129,154,297
------------------------------------------------------------------------------------------------------------------------


MUNICIPAL BONDS AND NOTES (0.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                             Rating (RAT)          Value
.........................................................................................................................
          $515,000   IL State G.O. Bonds, 5.1s, 6/1/33                                               Aa3        $456,939
.........................................................................................................................
           555,000   NJ State Tpk. Auth. Rev. Bonds,
                     Ser. B, AMBAC, 4.252s, 1/1/16                                                   Aaa         514,918
.........................................................................................................................
           555,000   OR State G.O. Bonds
                     (Taxable Pension), 5.892s, 6/1/27                                               Aa3         560,539
------------------------------------------------------------------------------------------------------------------------
                     Total Municipal Bonds and Notes
                     (cost $1,625,000)                                                                        $1,532,396
------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS (--%) (a) (cost $--)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
               273   Birch Telecom, Inc. (NON)                                                                        $3
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (18.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
      $171,253,354   Putnam Prime Money Market Fund (e)                                                     $171,253,354
.........................................................................................................................
         4,200,000   U.S. Treasury Bill zero %, July 8, 2004 (SEG)                                             4,199,257
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $175,452,611)                                                                    $175,452,611
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $1,151,485,905)                                                                $1,149,795,682
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2004 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate  Expiration   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
U.S. Treasury Bond
15 yr (Long)              $87,014,750  $85,538,680      Sep-04     $1,476,070
...............................................................................
U.S. Treasury Note
10 yr (Long)              226,309,220  223,185,791      Sep-04      3,123,429
...............................................................................
U.S. Treasury Note
5 yr (Short)              184,551,378  183,209,136      Sep-04     (1,342,242)
...............................................................................
Interest Rate Swap
10 yr (Long)               21,954,938   21,539,807      Sep-04        415,131
...............................................................................
Euro 90 day (Short)        18,861,150   18,866,177      Sep-04          5,027
...............................................................................
Euro 90 day (Short)         4,386,826    4,415,036      Dec-04         28,210
...............................................................................
Euro 90 day (Short)         4,366,350    4,397,674      Mar-05         31,324
...............................................................................
Euro 90 day (Short)         4,348,350    4,380,011      Jun-05         31,661
...............................................................................
Euro 90 day (Short)         4,333,500    4,364,036      Sep-05         30,536
...............................................................................
Euro 90 day (Long)          1,200,203    1,208,146      Dec-05         (7,943)
------------------------------------------------------------------------------
                                                                   $3,791,203
------------------------------------------------------------------------------


TBA Sales Commitments Outstanding at June 30, 2004
(Unaudited)

(proceeds receivable $84,509,109)
------------------------------------------------------------------------------
                                         Principal  Settlement
Agency                                      Amount        Date          Value
...............................................................................
FNMA, 5 1/2s, July 15, 2034             $3,300,000     7/15/04     $3,283,500
...............................................................................
FNMA, 5s, July 15, 2034                 39,900,000     7/15/04     38,528,438
...............................................................................
FNMA, 4 1/2s, July 15, 2019             39,900,000     7/20/04     38,977,312
...............................................................................
FNMA, 4s, July 1, 2019                   5,000,000     7/20/04      4,760,940
------------------------------------------------------------------------------
                                                                  $85,550,190
------------------------------------------------------------------------------
Interest Rate Swap Contracts Outstanding at June 30, 2004
(Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                          Notional Termination   Appreciation/
                                            Amount        Date  (Depreciation)
...............................................................................
Agreement with Bank of America,
N.A. dated January 14, 2004 to
pay semi-annually the notional
amount multiplied by 4.35625%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR                        $79,033,000     1/16/14     $2,791,801
...............................................................................
Agreement with Bank of America,
N.A. dated January 26, 2004 to
pay semi-annually the notional
amount multiplied by 3.505%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR                         57,079,000     1/28/09        852,403
...............................................................................
Agreement with Bank of America,
N.A. dated March 25, 2004 to
pay semi-annually the notional
amount multiplied by 3.075%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR                         24,800,000     3/30/09      1,024,474
...............................................................................
Agreement with Bank of America,
N.A. dated January 26, 2004 to
receive semi-annually the
notional amount multiplied by
5.2125% and pay quarterly the
notional amount multiplied by
the three month USD-LIBOR               23,974,000     1/28/04       (701,884)
...............................................................................
Agreement with Credit Suisse
First Boston International dated
May 13, 2004 to receive
semi-annually the notional
amount multiplied by 4.505%
and pay quarterly the notional
amount multiplied by the three
month USD-LIBOR                         28,000,000     5/17/09        428,462
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
August 1, 2003 to receive
semi-annually the notional
amount multiplied by 3.93%
and pay quarterly the notional
amount multiplied by the three
month USD LIBOR                         57,390,000      8/5/08        600,873
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
December 9, 2003 to pay
semi-annually the notional
amount multiplied by 4.64101%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA                     33,131,000    12/11/13        901,651
------------------------------------------------------------------------------
                                                                   $5,897,780
------------------------------------------------------------------------------
Total Return Swap Contracts Outstanding at June 30, 2004
(Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                          Notional Termination   Appreciation/
                                            Amount        Date  (Depreciation)
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated February 26, 2004 to
receive (pay) semi-annually the
notional amount multiplied by
Lehman Brothers CMBS ERISA -
Eligible Index and pay monthly the
notional amount multiplied by the
one month USD-LIBOR-BBA
adjusted by a specified spread          $3,399,128      4/2/04       $(17,918)
...............................................................................
Agreement with Deutsche Bank
AG dated June 28, 2004 to
(pay)/receive monthly the notional
amount multiplied by the Mod
Adj durat found on Bloomberg
page LEHM Other CMBS
Monthly Index statistic Opposite
heading AAA and receive/(pay)
monthly the notional amount
multiplied by the return of the
Lehman Brothers Commercial
MBS Index                                7,986,600      1/1/05            532
...............................................................................
Agreement with Goldman Sachs
Capital Markets, L.P. dated
June 16, 2004 to (pay)/receive
monthly the notional amount
multiplied by the Mod adj Durat
found on Bloomberg page LEHM
Other CMBS Monthly Index
statistic opposite heading AAA
and receive/(pay) monthly the
notional amount multiplied by
the return of the Lehman
Brothers Commercial
MBS Index                               10,498,804      6/1/05         (6,433)
...............................................................................
Agreement with JP Morgan Chase
Bank dated February 26, 2004 to
receive (pay) at termination the
notional amount multiplied by
CMBS Lehman Brothers
Investment Grade Index and pay
at termination the notional
amount multiplied by the six
month USD-LIBOR-BBA
adjusted by a specified spread           3,476,940      9/1/04       (100,825)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
March 3, 2004 to receive
monthly the notional amount
multiplied by Lehman Brothers
CMBS ERISA-Eligible Index and
pay monthly the absolute value
of the spread return amount              3,285,087      9/1/04           (597)
...............................................................................
Agreement with Goldman Sachs
Capital Markets, L.P. dated
June 25, 2004 to pay monthly the
notional amount multiplied by the
spread appreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index adjusted by a modified
duration factor and receive
monthly the notional amount
multiplied by the depreciation of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index plus 43
basis points                            10,648,814     10/1/04          1,544
------------------------------------------------------------------------------
                                                                    $(123,697)
------------------------------------------------------------------------------
Credit Default Contracts Outstanding at June 30, 2004
(Unaudited) (premiums received $72,074)
------------------------------------------------------------------------------

                                                      Notional
                                                        Amount          Value
...............................................................................
Agreement with Merrill Lynch International
effective June 26, 2003, maturing on
September 20, 2008, to receive a premium
equal to 11.09% times the notional amount.
Upon a credit default event of The Gap, Inc.
5.75% due 3/15/09 the fund makes a payment
of the proportional notional amount times the
difference between the par value and the
then-market value of The Gap, Inc.
5.75%, 2009                                           $650,000        $21,054
------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT International Equity Fund

The fund's portfolio
June 30, 2004 (Unaudited)

COMMON STOCKS (99.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Australia (1.1%)
.........................................................................................................................
           780,704   Amcor, Ltd.                                                                              $3,790,010
.........................................................................................................................
            28,174   Australia & New Zealand Banking
                     Group, Ltd.                                                                                 358,712
.........................................................................................................................
            25,619   National Australia Bank, Ltd.                                                               532,454
.........................................................................................................................
            54,641   News Corp., Ltd. (The) ADR (S)                                                            1,935,384
.........................................................................................................................
           411,546   Woolworths, Ltd.                                                                          3,267,716
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,884,276
------------------------------------------------------------------------------------------------------------------------
Belgium (0.6%)
.........................................................................................................................
           161,482   Interbrew                                                                                 5,137,403
------------------------------------------------------------------------------------------------------------------------
Bermuda (1.1%)
.........................................................................................................................
            60,200   ACE, Ltd.                                                                                 2,545,256
.........................................................................................................................
           101,600   XL Capital, Ltd. Class A                                                                  7,666,736
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,211,992
------------------------------------------------------------------------------------------------------------------------
Brazil (0.5%)
.........................................................................................................................
            36,500   Banco Itau SA ADR (S)                                                                     1,702,360
.........................................................................................................................
           115,100   Petroleo Brasileiro SA ADR                                                                3,230,857
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,933,217
------------------------------------------------------------------------------------------------------------------------
Canada (2.0%)
.........................................................................................................................
            95,863   Canadian Imperial Bank of Commerce                                                        4,662,291
.........................................................................................................................
           169,861   Canadian National Railway Co.                                                             7,318,493
.........................................................................................................................
            70,400   Imperial Oil, Ltd. (Toronto Exchange)                                                     3,276,861
.........................................................................................................................
           671,200   Nortel Networks Corp. (NON)                                                               3,349,491
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,607,136
------------------------------------------------------------------------------------------------------------------------
Cayman Islands (0.3%)
.........................................................................................................................
            62,200   Noble Corp. (NON)                                                                         2,356,758
------------------------------------------------------------------------------------------------------------------------
China (0.6%)
.........................................................................................................................
        14,478,000   China Telecom Corp., Ltd.                                                                 5,058,408
------------------------------------------------------------------------------------------------------------------------
Denmark (1.2%)
.........................................................................................................................
           314,258   Danske Bank A/S                                                                           7,446,323
.........................................................................................................................
           115,100   TDC A/S 144A                                                                              3,740,010
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,186,333
------------------------------------------------------------------------------------------------------------------------
Finland (0.6%)
.........................................................................................................................
           377,990   Nokia OYJ                                                                                 5,453,971
------------------------------------------------------------------------------------------------------------------------
France (10.7%)
.........................................................................................................................
            91,979   Accor SA                                                                                  3,881,868
.........................................................................................................................
             5,139   Air Liquide                                                                                 849,661
.........................................................................................................................
           157,966   BNP Paribas SA                                                                            9,714,772
.........................................................................................................................
            18,574   Credit Agricole SA                                                                          451,943
.........................................................................................................................
           117,256   France Telecom SA (NON)                                                                   3,055,641
.........................................................................................................................
             5,726   Groupe Danone                                                                               499,480
.........................................................................................................................
            48,133   LVMH Moet Hennessy Louis Vuitton SA                                                       3,481,309
.........................................................................................................................
            43,109   Peugeot SA                                                                                2,400,472
.........................................................................................................................
            38,050   Pinault-Printemps-Redoute SA                                                              3,909,328
.........................................................................................................................
            92,914   Renault SA                                                                                7,076,252
.........................................................................................................................
             7,404   Schneider Electric SA                                                                       505,332
.........................................................................................................................
            78,584   Societe Generale                                                                          6,678,030
.........................................................................................................................
           258,816   Societe Television Francaise I                                                            8,152,128
.........................................................................................................................
           210,183   Total SA Class B                                                                         40,069,544
.........................................................................................................................
           253,013   Veolia Environnement                                                                      7,138,244
------------------------------------------------------------------------------------------------------------------------
                                                                                                              97,864,004
------------------------------------------------------------------------------------------------------------------------
Germany (4.8%)
.........................................................................................................................
            57,015   Allianz AG                                                                                6,173,436
.........................................................................................................................
           238,944   BASF AG                                                                                  12,805,303
.........................................................................................................................
            81,166   Bayerische Motoren Werke (BMW) AG                                                         3,589,437
.........................................................................................................................
             6,981   Deutsche Boerse AG                                                                          356,285
.........................................................................................................................
            42,700   Deutsche Telekom AG (NON)                                                                   750,660
.........................................................................................................................
            15,000   E.On AG                                                                                   1,080,341
.........................................................................................................................
            40,100   Infineon Technologies AG (NON)                                                              540,057
.........................................................................................................................
             3,740   Porsche AG (Preferred)                                                                    2,513,921
.........................................................................................................................
           229,413   Siemens AG                                                                               16,508,993
------------------------------------------------------------------------------------------------------------------------
                                                                                                              44,318,433
------------------------------------------------------------------------------------------------------------------------
Hong Kong (--%)
.........................................................................................................................
            58,500   Swire Pacific, Ltd.                                                                         378,779
------------------------------------------------------------------------------------------------------------------------
India (1.0%)
.........................................................................................................................
           196,506   HDFC Bank, Ltd.                                                                           1,581,029
.........................................................................................................................
           148,603   Housing Development Finance Corp., Ltd.                                                   1,672,471
.........................................................................................................................
            23,200   Infosys Technologies, Ltd.                                                                  697,123
.........................................................................................................................
           607,139   Reliance Industries, Ltd.                                                                 5,676,320
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,626,943
------------------------------------------------------------------------------------------------------------------------
Ireland (2.0%)
.........................................................................................................................
           345,582   Allied Irish Banks PLC                                                                    5,339,525
.........................................................................................................................
           250,095   Bank of Ireland                                                                           3,340,836
.........................................................................................................................
           468,841   CRH PLC                                                                                   9,902,004
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,582,365
------------------------------------------------------------------------------------------------------------------------
Italy (1.7%)
.........................................................................................................................
            56,450   ENI SpA                                                                                   1,120,810
.........................................................................................................................
           674,100   Mediaset SpA                                                                              7,684,431
.........................................................................................................................
            64,400   Sanpaolo IMI SpA                                                                            775,656
.........................................................................................................................
           183,872   Telecom Italia SpA                                                                          571,550
.........................................................................................................................
         1,054,700   UniCredito Italiano SpA                                                                   5,209,581
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,362,028
------------------------------------------------------------------------------------------------------------------------
Japan (19.6%)
.........................................................................................................................
            54,600   Acom Co., Ltd.                                                                            3,547,924
.........................................................................................................................
            66,400   Aeon Co., Ltd.                                                                            2,665,494
.........................................................................................................................
           471,000   Canon, Inc.                                                                              24,821,281
.........................................................................................................................
           214,200   Credit Saison Co., Ltd.                                                                   6,439,153
.........................................................................................................................
           262,000   Dai Nippon Printing Co., Ltd.                                                             4,185,373
.........................................................................................................................
             1,617   East Japan Railway Co.                                                                    9,069,783
.........................................................................................................................
           263,800   Honda Motor Co., Ltd.                                                                    12,717,331
.........................................................................................................................
               632   Japan Tobacco, Inc.                                                                       4,911,887
.........................................................................................................................
            29,900   Kansai Electric Power, Inc.                                                                 545,056
.........................................................................................................................
           260,000   KAO Corp.                                                                                 6,267,070
.........................................................................................................................
               300   Keyence Corp.                                                                                68,436
.........................................................................................................................
            40,800   Lawson, Inc.                                                                              1,682,706
.........................................................................................................................
               517   Mitsubishi Tokyo Finance Group, Inc.                                                      4,785,721
.........................................................................................................................
            45,000   Mitsui & Co., Ltd.                                                                          336,954
.........................................................................................................................
           370,000   Nippon Oil Corp.                                                                          2,329,667
.........................................................................................................................
             1,021   Nippon Telegraph and
                     Telephone Corp. (NTT)                                                                     5,455,439
.........................................................................................................................
           648,000   Nomura Securities Co., Ltd.                                                               9,591,422
.........................................................................................................................
             8,965   NTT DoCoMo, Inc.                                                                         16,022,134
.........................................................................................................................
           259,000   Olympus Corp.                                                                             4,889,928
.........................................................................................................................
            57,500   Omron Corp.                                                                               1,346,462
.........................................................................................................................
            48,600   Orix Corp.                                                                                5,567,776
.........................................................................................................................
           132,000   Ricoh Co., Ltd.                                                                           2,806,709
.........................................................................................................................
            37,800   Rohm Co., Ltd.                                                                            4,524,498
.........................................................................................................................
               200   Sankyo Co., Ltd.                                                                              4,335
.........................................................................................................................
             7,200   Shin-Etsu Chemical Co.                                                                      257,355
.........................................................................................................................
                57   Sumitomo Mitsui Financial
                     Group, Inc.                                                                                 390,762
.........................................................................................................................
            21,859   Tokyo Electric Power Co.                                                                    495,839
.........................................................................................................................
         2,094,000   Tokyo Gas Co., Ltd.                                                                       7,427,165
.........................................................................................................................
           606,400   Toyota Motor Corp.                                                                       24,565,008
.........................................................................................................................
               473   UFJ Holdings, Inc.                                                                        2,089,506
.........................................................................................................................
           295,500   Yamanouchi Pharmaceutical Co., Ltd.                                                       9,939,373
------------------------------------------------------------------------------------------------------------------------
                                                                                                             179,747,547
------------------------------------------------------------------------------------------------------------------------
Mexico (0.6%)
.........................................................................................................................
           153,714   Telefonos de Mexico SA de CV
                     (Telmex) ADR Class L                                                                      5,114,065
------------------------------------------------------------------------------------------------------------------------
Netherlands (2.0%)
.........................................................................................................................
           240,218   Aegon NV                                                                                  2,896,190
.........................................................................................................................
           126,012   Koninklijke (Royal) Philips Electronics NV                                                3,392,666
.........................................................................................................................
           347,326   TPG NV                                                                                    7,935,617
.........................................................................................................................
           131,990   VNU NV                                                                                    3,833,022
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,057,495
------------------------------------------------------------------------------------------------------------------------
Norway (0.1%)
.........................................................................................................................
            57,517   Statoil ASA                                                                                 730,311
------------------------------------------------------------------------------------------------------------------------
Russia (0.1%)
.........................................................................................................................
            30,089   YUKOS ADR                                                                                   956,830
------------------------------------------------------------------------------------------------------------------------
Singapore (2.2%)
.........................................................................................................................
           748,366   DBS Group Holdings, Ltd.                                                                  6,256,660
.........................................................................................................................
           668,000   Overseas-Chinese Banking Corp.                                                            4,692,754
.........................................................................................................................
           902,000   Singapore Airlines, Ltd.                                                                  5,865,304
.........................................................................................................................
         1,404,000   Singapore Press Holdings, Ltd.                                                            3,390,989
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,205,707
------------------------------------------------------------------------------------------------------------------------
South Korea (4.7%)
.........................................................................................................................
            85,950   Kookmin Bank (NON)                                                                        2,671,519
.........................................................................................................................
           141,910   Korea Electric Power Corp.                                                                2,285,304
.........................................................................................................................
            61,685   POSCO ADR (S)                                                                             2,067,064
.........................................................................................................................
            73,527   Samsung Electronics Co., Ltd.                                                            30,365,696
.........................................................................................................................
           262,648   SK Telecom Co., Ltd. ADR (S)                                                              5,512,982
------------------------------------------------------------------------------------------------------------------------
                                                                                                              42,902,565
------------------------------------------------------------------------------------------------------------------------
Spain (2.2%)
.........................................................................................................................
           228,166   Altadis SA                                                                                7,050,704
.........................................................................................................................
            68,549   Banco Bilbao Vizcaya Argentaria SA                                                          915,696
.........................................................................................................................
           529,036   Iberdrola SA                                                                             11,166,897
.........................................................................................................................
            48,599   Telefonica SA                                                                               718,375
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,851,672
------------------------------------------------------------------------------------------------------------------------
Sweden (3.2%)
.........................................................................................................................
           249,960   Hennes & Mauritz AB Class B                                                               6,454,927
.........................................................................................................................
           420,227   Securitas AB Class B                                                                      5,244,608
.........................................................................................................................
           235,567   SKF AB Class B                                                                            8,647,903
.........................................................................................................................
         2,982,706   Telefonaktiebolaget LM Ericsson AB
                     Class B (NON)                                                                             8,791,534
------------------------------------------------------------------------------------------------------------------------
                                                                                                              29,138,972
------------------------------------------------------------------------------------------------------------------------
Switzerland (14.8%)
.........................................................................................................................
            47,532   Adecco SA                                                                                 2,368,629
.........................................................................................................................
            90,003   Ciba Specialty Chemicals AG (NON)                                                         6,483,206
.........................................................................................................................
           385,840   Credit Suisse Group (NON)                                                                13,711,771
.........................................................................................................................
           101,728   Nestle SA                                                                                27,133,966
.........................................................................................................................
           357,657   Novartis AG                                                                              15,780,665
.........................................................................................................................
           163,052   Roche Holding AG                                                                         16,146,341
.........................................................................................................................
            63,888   Swatch Group AG (The)                                                                     1,704,088
.........................................................................................................................
            33,128   Swatch Group AG (The) Class B                                                             4,312,302
.........................................................................................................................
           176,006   Swiss Reinsurance Co.                                                                    11,434,346
.........................................................................................................................
            29,680   Synthes-Stratec, Inc.                                                                     3,383,501
.........................................................................................................................
           464,127   UBS AG                                                                                   32,709,797
.........................................................................................................................
             3,960   Zurich Financial Services AG (NON)                                                          625,371
------------------------------------------------------------------------------------------------------------------------
                                                                                                             135,793,983
------------------------------------------------------------------------------------------------------------------------
Taiwan (0.9%)
.........................................................................................................................
         2,349,000   Compal Electronics, Inc.                                                                  2,551,741
.........................................................................................................................
         3,868,679   Taiwan Semiconductor
                     Manufacturing Co., Ltd.                                                                   5,572,740
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,124,481
------------------------------------------------------------------------------------------------------------------------
United Kingdom (20.7%)
.........................................................................................................................
           565,529   3i Group PLC                                                                              6,281,373
.........................................................................................................................
         1,696,883   Aggregate Industries PLC                                                                  2,523,245
.........................................................................................................................
           580,815   AstraZeneca PLC                                                                          26,057,403
.........................................................................................................................
         1,499,775   Barclays PLC                                                                             12,775,753
.........................................................................................................................
         1,014,360   BHP Billiton PLC                                                                          8,801,722
.........................................................................................................................
         1,851,494   BP PLC                                                                                   16,351,021
.........................................................................................................................
         1,463,769   Diageo PLC                                                                               19,735,454
.........................................................................................................................
           341,071   GlaxoSmithKline PLC                                                                       6,902,439
.........................................................................................................................
           891,988   HSBC Holdings PLC                                                                        13,263,755
.........................................................................................................................
           199,228   Reckitt Benckiser PLC                                                                     5,639,582
.........................................................................................................................
           194,777   Rio Tinto PLC                                                                             4,683,546
.........................................................................................................................
            97,940   Royal Bank of Scotland 144A                                                               2,820,358
.........................................................................................................................
           486,424   Royal Bank of Scotland Group PLC                                                         14,007,451
.........................................................................................................................
            59,575   Scottish and Southern Energy PLC                                                            736,247
.........................................................................................................................
            69,924   Scottish Power PLC                                                                          505,616
.........................................................................................................................
           738,542   Tesco PLC                                                                                 3,565,812
.........................................................................................................................
        15,790,010   Vodafone Group PLC                                                                       34,575,077
.........................................................................................................................
         1,055,175   WPP Group PLC                                                                            10,715,346
------------------------------------------------------------------------------------------------------------------------
                                                                                                             189,941,200
------------------------------------------------------------------------------------------------------------------------
United States (0.5%)
.........................................................................................................................
            33,345   iShares Russell 1000 Growth
                     Index Fund                                                                                4,768,335
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $805,041,953)                                                                    $914,295,209
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $8,931,291   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.06% to 1.65%
                     and due dates ranging from July 1, 2004
                     to August 10, 2004 (d)                                                                   $8,929,344
.........................................................................................................................
         1,290,827   Putnam Prime Money Market Fund (e)                                                        1,290,827
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $10,220,171)                                                                       10,220,171
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $815,262,124)                                                                    $924,515,380
------------------------------------------------------------------------------------------------------------------------
The fund had the following industry group concentration greater than 10%
at June 30, 2004 (as a percentage of net assets):
Banking   11.9%
------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2004
(aggregate face value $27,134,545)
------------------------------------------------------------------------------
                                         Aggregate    Delivery     Unrealized
                                Value   Face Value        Date   Depreciation
...............................................................................
Australian Dollar         $12,878,546  $12,983,718     9/15/04      $(105,172)
...............................................................................
British Pound              14,072,893   14,150,827     9/15/04        (77,934)
------------------------------------------------------------------------------
                                                                    $(183,106)
------------------------------------------------------------------------------

Forward Currency Contracts to Sell at June 30, 2004
(aggregate face value $18,477,342)
------------------------------------------------------------------------------
                                         Aggregate    Delivery     Unrealized
                                Value   Face Value        Date   Appreciation
...............................................................................
Swiss Franc               $18,474,014  $18,477,342     9/15/04         $3,328
------------------------------------------------------------------------------
                                                                       $3,328
------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT International Growth and Income Fund

The fund's portfolio
June 30, 2004 (Unaudited)

COMMON STOCKS (98.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (1.1%)
.........................................................................................................................
           114,023   European Aeronautic Defense and
                     Space Co. (Netherlands)                                                                  $3,173,922
------------------------------------------------------------------------------------------------------------------------
Airlines (1.2%)
.........................................................................................................................
           189,600   Deutsche Lufthansa AG (Germany) (NON)                                                     2,585,781
.........................................................................................................................
           145,000   Singapore Airlines, Ltd. (Singapore)                                                        942,870
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,528,651
------------------------------------------------------------------------------------------------------------------------
Automotive (6.5%)
.........................................................................................................................
            27,600   Bayerische Motoren Werke (BMW) AG
                     (Germany)                                                                                 1,220,566
.........................................................................................................................
            36,800   Honda Motor Co., Ltd. (Japan)                                                             1,774,063
.........................................................................................................................
            33,660   Hyundai Motor Co., Ltd. (South Korea)                                                     1,295,400
.........................................................................................................................
           270,000   Nissan Motor Co., Ltd. (Japan)                                                            3,001,650
.........................................................................................................................
            60,200   Peugeot SA (France)                                                                       3,352,164
.........................................................................................................................
            39,528   Renault SA (France)                                                                       3,010,419
.........................................................................................................................
           142,500   Toyota Motor Corp. (Japan)                                                                5,772,615
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,426,877
------------------------------------------------------------------------------------------------------------------------
Banking (18.5%)
.........................................................................................................................
           175,569   ABN AMRO Holdings NV (Netherlands)                                                        3,840,478
.........................................................................................................................
           297,344   Allied Irish Banks PLC (Ireland)                                                          4,594,209
.........................................................................................................................
            54,000   Banco Itau SA ADR (Brazil)                                                                2,518,560
.........................................................................................................................
           150,000   Bank of Yokohama, Ltd. (The) (Japan)                                                        937,586
.........................................................................................................................
           945,204   Barclays PLC (United Kingdom)                                                             8,051,670
.........................................................................................................................
           125,631   BNP Paribas SA (France)                                                                   7,726,197
.........................................................................................................................
           108,486   Canadian Imperial Bank of
                     Commerce (Canada)                                                                         5,276,210
.........................................................................................................................
            51,400   Danske Bank A/S (Denmark)                                                                 1,217,920
.........................................................................................................................
           187,000   DBS Group Holdings, Ltd. (Singapore)                                                      1,563,400
.........................................................................................................................
           107,714   HDFC Bank, Ltd. (India)                                                                     866,635
.........................................................................................................................
           644,510   HSBC Holdings PLC (United Kingdom)                                                        9,583,786
.........................................................................................................................
           295,232   Royal Bank of Scotland Group PLC
                     (United Kingdom)                                                                          8,501,735
.........................................................................................................................
               140   UFJ Holdings, Inc. (Japan)                                                                  618,458
------------------------------------------------------------------------------------------------------------------------
                                                                                                              55,296,844
------------------------------------------------------------------------------------------------------------------------
Beverage (2.2%)
.........................................................................................................................
           395,100   Diageo PLC (United Kingdom)                                                               5,326,987
.........................................................................................................................
            37,558   Interbrew (Belgium)                                                                       1,194,874
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,521,861
------------------------------------------------------------------------------------------------------------------------
Broadcasting (--%)
.........................................................................................................................
             6,560   Gestevision Telecinco SA 144A (Spain) (NON)                                                  97,926
------------------------------------------------------------------------------------------------------------------------
Chemicals (2.2%)
.........................................................................................................................
            58,700   BASF AG (Germany)                                                                         3,145,805
.........................................................................................................................
            32,492   Ciba Specialty Chemicals AG
                     (Switzerland) (NON)                                                                       2,340,503
.........................................................................................................................
           129,828   Reliance Industries, Ltd. (India)                                                         1,213,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,700,108
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (2.6%)
.........................................................................................................................
           413,900   Nortel Networks Corp. (Canada) (NON)                                                      2,065,486
.........................................................................................................................
         1,936,479   Telefonaktiebolaget LM Ericsson AB
                     Class B (Sweden) (NON)                                                                    5,707,777
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,773,263
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.4%)
.........................................................................................................................
            91,000   Mitsubishi Corp. (Japan)                                                                    884,062
.........................................................................................................................
           150,500   Swire Pacific, Ltd. (Hong Kong)                                                             974,466
.........................................................................................................................
            86,233   Vivendi Universal SA (France) (NON)                                                       2,391,972
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,250,500
------------------------------------------------------------------------------------------------------------------------
Construction (2.5%)
.........................................................................................................................
         1,379,449   Aggregate Industries PLC
                     (United Kingdom)                                                                          2,051,224
.........................................................................................................................
           140,831   CRH PLC (Ireland)                                                                         2,974,376
.........................................................................................................................
            16,609   Lafarge SA (France)                                                                       1,481,137
.........................................................................................................................
            38,860   Titan Cement Co. SA (Greece)                                                                914,339
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,421,076
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.6%)
.........................................................................................................................
            63,411   Reckitt Benckiser PLC (United Kingdom)                                                    1,794,986
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.4%)
.........................................................................................................................
            22,213   Adecco SA (Switzerland)                                                                   1,106,925
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (2.9%)
.........................................................................................................................
            72,502   E.On AG (Germany)                                                                         5,221,791
.........................................................................................................................
           109,387   Iberdrola SA (Spain)                                                                      2,308,942
.........................................................................................................................
           143,435   Scottish Power PLC (United Kingdom)                                                       1,037,169
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,567,902
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (1.4%)
.........................................................................................................................
            58,700   Siemens AG (Germany)                                                                      4,224,163
------------------------------------------------------------------------------------------------------------------------
Electronics (6.3%)
.........................................................................................................................
         1,740,000   Compal Electronics, Inc. (Taiwan)                                                         1,890,179
.........................................................................................................................
            16,800   FUNAI Electric Co., Ltd. (Japan)                                                          2,531,317
.........................................................................................................................
           215,595   Koninklijke (Royal) Philips
                     Electronics NV (Netherlands)                                                              5,804,541
.........................................................................................................................
            15,793   Micronas Semiconductor Holding AG
                     (Switzerland) (NON)                                                                         718,265
.........................................................................................................................
           101,300   Omron Corp. (Japan)                                                                       2,372,115
.........................................................................................................................
             5,850   Samsung Electronics Co., Ltd.
                     (South Korea)                                                                             2,415,974
.........................................................................................................................
         2,242,670   Taiwan Semiconductor
                     Manufacturing Co., Ltd. (Taiwan)                                                          3,230,513
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,962,904
------------------------------------------------------------------------------------------------------------------------
Food (2.7%)
.........................................................................................................................
            30,550   Nestle SA (Switzerland)                                                                   8,148,618
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (1.3%)
.........................................................................................................................
           156,342   Amcor, Ltd. (Australia)                                                                     758,979
.........................................................................................................................
            66,847   Sappi, Ltd. (South Africa)                                                                1,021,941
.........................................................................................................................
            56,400   Svenska Cellulosa AB (SCA) Class B
                     (Sweden)                                                                                  2,141,639
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,922,559
------------------------------------------------------------------------------------------------------------------------
Insurance (8.7%)
.........................................................................................................................
            52,400   ACE, Ltd. (Bermuda)                                                                       2,215,472
.........................................................................................................................
           189,573   Aegon NV (Netherlands)                                                                    2,285,588
.........................................................................................................................
            28,000   Allianz AG (Germany)                                                                      3,031,767
.........................................................................................................................
           151,338   ING Groep NV (Netherlands)                                                                3,571,886
.........................................................................................................................
            53,200   Sun Life Financial Services
                     of Canada, Inc. (Canada)                                                                  1,524,252
.........................................................................................................................
            65,035   Swiss Reinsurance Co. (Switzerland)                                                       4,225,042
.........................................................................................................................
             6,830   Swiss Reinsurance Co. 144A
                     (Switzerland) (NON)                                                                         443,715
.........................................................................................................................
            30,800   XL Capital, Ltd. Class A (Bermuda)                                                        2,324,168
.........................................................................................................................
            41,084   Zurich Financial Services AG
                     (Switzerland) (NON)                                                                       6,488,070
------------------------------------------------------------------------------------------------------------------------
                                                                                                              26,109,960
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.9%)
.........................................................................................................................
            42,251   Credit Suisse Group (Switzerland) (NON)                                                   1,501,493
.........................................................................................................................
           168,000   Nomura Securities Co., Ltd. (Japan)                                                       2,486,665
.........................................................................................................................
            24,315   UBS AG (Switzerland)                                                                      1,713,623
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,701,781
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.5%)
.........................................................................................................................
            51,369   Accor SA (France)                                                                         2,167,970
.........................................................................................................................
           491,485   Hilton Group PLC (United Kingdom)                                                         2,459,875
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,627,845
------------------------------------------------------------------------------------------------------------------------
Machinery (0.4%)
.........................................................................................................................
           201,000   Kubota Corp. (Japan)                                                                      1,068,463
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.7%)
.........................................................................................................................
            57,300   SKF AB Class B (Sweden)                                                                   2,103,541
------------------------------------------------------------------------------------------------------------------------
Metals (3.8%)
.........................................................................................................................
           383,489   BHP Billiton PLC (United Kingdom)                                                         3,327,580
.........................................................................................................................
            48,600   Companhia Vale do Rio Doce (CVRD)
                     ADR (Brazil)                                                                              2,310,930
.........................................................................................................................
            52,500   JFE Holdings, Inc. (Japan)                                                                1,287,119
.........................................................................................................................
             6,540   Pohang Iron & Steel Co., Ltd.
                     (South Korea)                                                                               843,688
.........................................................................................................................
           151,512   Rio Tinto PLC (United Kingdom)                                                            3,643,210
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,412,527
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.6%)
.........................................................................................................................
           500,000   Tokyo Gas Co., Ltd. (Japan)                                                               1,773,440
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (2.0%)
.........................................................................................................................
            90,000   Brother Industries, Ltd. (Japan)                                                            871,872
.........................................................................................................................
            96,000   Canon, Inc. (Japan)                                                                       5,059,115
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,930,987
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (5.3%)
.........................................................................................................................
         1,027,555   BP PLC (United Kingdom)                                                                   9,074,603
.........................................................................................................................
            67,300   Canadian Natural Resources, Ltd.
                     (Canada)                                                                                  2,010,566
.........................................................................................................................
           200,358   Shell Transport & Trading Co. PLC
                     (United Kingdom)                                                                          1,469,667
.........................................................................................................................
            16,041   Total SA Class B (France)                                                                 3,058,076
.........................................................................................................................
             6,430   YUKOS ADR (Russia)                                                                          204,474
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,817,386
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (6.4%)
.........................................................................................................................
            61,860   AstraZeneca PLC (United Kingdom)                                                          2,775,257
.........................................................................................................................
           221,861   Novartis AG (Switzerland)                                                                 9,789,028
.........................................................................................................................
            41,663   Roche Holding AG (Switzerland)                                                            4,125,708
.........................................................................................................................
            71,400   Yamanouchi Pharmaceutical Co., Ltd.
                     (Japan)                                                                                   2,401,595
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,091,588
------------------------------------------------------------------------------------------------------------------------
Publishing (0.3%)
.........................................................................................................................
            57,000   Dai Nippon Printing Co., Ltd. (Japan)                                                       910,558
.........................................................................................................................
               400   Toppan Printing Co., Ltd. (Japan)                                                             4,528
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 915,086
------------------------------------------------------------------------------------------------------------------------
Railroads (1.1%)
.........................................................................................................................
            27,300   Canadian National Railway Co. (Canada)                                                    1,176,226
.........................................................................................................................
               353   East Japan Railway Co. (Japan)                                                            1,979,984
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,156,210
------------------------------------------------------------------------------------------------------------------------
Retail (3.5%)
.........................................................................................................................
           511,256   Dixons Group PLC (United Kingdom)                                                         1,532,052
.........................................................................................................................
           189,142   GUS PLC (United Kingdom)                                                                  2,899,981
.........................................................................................................................
           291,154   Kingfisher Leisure PLC (United Kingdom)                                                   1,511,339
.........................................................................................................................
           151,000   Onward Kashiyama Co., Ltd. (Japan)                                                        2,421,868
.........................................................................................................................
           449,643   Tesco PLC (United Kingdom)                                                                2,170,956
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,536,196
------------------------------------------------------------------------------------------------------------------------
Telecommunications (7.3%)
.........................................................................................................................
         4,992,000   China Telecom Corp., Ltd. (China)                                                         1,744,134
.........................................................................................................................
           140,700   Deutsche Telekom AG (Germany) (NON)                                                       2,473,487
.........................................................................................................................
            36,602   France Telecom SA (France) (NON)                                                            953,832
.........................................................................................................................
               551   Nippon Telegraph and Telephone  Corp.
                     (NTT) (Japan)                                                                             2,944,120
.........................................................................................................................
             2,420   NTT DoCoMo, Inc. (Japan)                                                                  4,324,993
.........................................................................................................................
           141,900   Portugal Telecom SGPS SA (Portugal)                                                       1,531,277
.........................................................................................................................
           119,216   SK Telecom Co., Ltd. ADR (South Korea)                                                    2,502,343
.........................................................................................................................
            28,050   TDC A/S 144A (Denmark)                                                                      911,445
.........................................................................................................................
            75,139   Telefonica SA (Spain)                                                                     1,110,680
.........................................................................................................................
            50,100   Telus Corp. (Canada)                                                                        815,069
.........................................................................................................................
         1,180,324   Vodafone Group PLC (United Kingdom)                                                       2,584,532
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,895,912
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.1%)
.........................................................................................................................
                54   Japan Tobacco, Inc. (Japan)                                                                 419,687
------------------------------------------------------------------------------------------------------------------------
Transportation Services (0.8%)
.........................................................................................................................
           104,149   TPG NV (Netherlands)                                                                      2,379,570
------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.6%)
.........................................................................................................................
            65,185   Veolia Environnement (France)                                                             1,839,061
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $259,349,065)                                                                    $295,698,325
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.1%) (a) (Cost $3,208,505)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $3,208,505   Putnam Prime Money Market Fund (e)                                                       $3,208,505
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $262,557,570)                                                                    $298,906,830
------------------------------------------------------------------------------------------------------------------------


DIVERSIFICATION BY COUNTRY
------------------------------------------------------------------------------
Diversification by country as a percentage of Portfolio Value
------------------------------------------------------------------------------
Bermuda                                                                   1.5%
...............................................................................
Brazil                                                                    1.6
...............................................................................
Canada                                                                    4.4
...............................................................................
France                                                                    8.8
...............................................................................
Germany                                                                   7.4
...............................................................................
Ireland                                                                   2.6
...............................................................................
Japan                                                                    15.5
...............................................................................
Netherlands                                                               7.1
...............................................................................
Other                                                                     5.1
...............................................................................
South Korea                                                               2.4
...............................................................................
Spain                                                                     1.2
...............................................................................
Sweden                                                                    3.4
...............................................................................
Switzerland                                                              13.7
...............................................................................
Taiwan                                                                    1.7
...............................................................................
United Kingdom                                                           23.6
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT International New Opportunities Fund

The fund's portfolio
June 30, 2004 (Unaudited)

COMMON STOCKS (98.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.4%)
.........................................................................................................................
               389   Dentsu, Inc. (Japan)                                                                     $1,001,824
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (1.1%)
.........................................................................................................................
            63,179   European Aeronautic Defense and
                     Space Co. (Netherlands)                                                                   1,758,639
.........................................................................................................................
            21,015   Thales SA (France)                                                                          768,795
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,527,434
------------------------------------------------------------------------------------------------------------------------
Automotive (0.3%)
.........................................................................................................................
             9,054   Renault SA (France)                                                                         689,545
------------------------------------------------------------------------------------------------------------------------
Banking (7.8%)
.........................................................................................................................
            53,747   BNP Paribas SA (France)                                                                   3,305,394
.........................................................................................................................
            84,128   Canadian Imperial Bank of Commerce
                     (Canada)                                                                                  4,091,560
.........................................................................................................................
           112,850   Depfa Bank PLC (Ireland)                                                                  1,633,790
.........................................................................................................................
            12,008   KBC Bancassurance Holdings (Belgium)                                                        690,856
.........................................................................................................................
            18,780   Kookmin Bank (South Korea) (NON)                                                            583,725
.........................................................................................................................
               858   Mizuho Financial Group, Inc. (Japan)                                                      3,892,494
.........................................................................................................................
           107,139   Northern Rock PLC (United Kingdom)                                                        1,405,658
.........................................................................................................................
            65,240   Royal Bank of Scotland Group PLC
                     144A (United Kingdom)                                                                     1,878,703
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,482,180
------------------------------------------------------------------------------------------------------------------------
Beverage (1.3%)
.........................................................................................................................
           127,746   Diageo PLC (United Kingdom)                                                               1,722,352
.........................................................................................................................
             8,863   Pernod-Ricard SA (France)                                                                 1,133,264
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,855,616
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.8%)
.........................................................................................................................
             4,950   Gestevision Telecinco SA 144A (Spain) (NON)                                                  73,892
.........................................................................................................................
            92,200   Mediaset SpA (Italy)                                                                      1,051,038
.........................................................................................................................
            19,356   Societe Television Francaise I (France)                                                     609,671
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,734,601
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.8%)
.........................................................................................................................
           162,000   Toto, Ltd. (Japan)                                                                        1,704,482
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.8%)
.........................................................................................................................
             3,201   SGS Societe Generale Surveillance
                     Holding SA (Switzerland)                                                                  1,748,510
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (2.7%)
.........................................................................................................................
           182,633   Nokia OYJ (Finland)                                                                       2,635,189
.........................................................................................................................
           322,400   Nortel Networks Corp. (Canada) (NON)                                                      1,608,874
.........................................................................................................................
           626,329   Telefonaktiebolaget LM Ericsson AB
                     Class B (Sweden) (NON)                                                                    1,846,106
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,090,169
------------------------------------------------------------------------------------------------------------------------
Conglomerates (3.0%)
.........................................................................................................................
           259,500   Swire Pacific, Ltd. (Hong Kong)                                                           1,680,225
.........................................................................................................................
           180,776   Vivendi Universal SA (France) (NON)                                                       5,014,451
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,694,676
------------------------------------------------------------------------------------------------------------------------
Construction (3.3%)
.........................................................................................................................
           137,106   CRH PLC (Ireland)                                                                         2,895,703
.........................................................................................................................
             8,475   Lafarge SA (France)                                                                         755,773
.........................................................................................................................
           656,236   Rinker Group, Ltd. (Australia)                                                            3,679,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,330,876
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (1.8%)
.........................................................................................................................
            54,900   Sony Corp. (Japan)                                                                        2,067,996
.........................................................................................................................
            71,956   Swatch Group AG (The) (Switzerland)                                                       1,919,286
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,987,282
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.5%)
.........................................................................................................................
            11,750   Aiful Corp. (Japan)                                                                       1,226,583
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (3.5%)
.........................................................................................................................
            95,000   KAO Corp. (Japan)                                                                         2,289,891
.........................................................................................................................
           201,481   Reckitt Benckiser PLC
                     (United Kingdom)                                                                          5,703,358
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,993,249
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (2.0%)
.........................................................................................................................
            34,581   Schneider Electric SA (France)                                                            2,360,197
.........................................................................................................................
            30,834   Siemens AG (Germany)                                                                      2,218,873
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,579,070
------------------------------------------------------------------------------------------------------------------------
Electronics (3.1%)
.........................................................................................................................
             7,200   FUNAI Electric Co., Ltd. (Japan)                                                          1,084,850
.........................................................................................................................
            37,304   Micronas Semiconductor Holding AG
                     (Switzerland) (NON)                                                                       1,696,584
.........................................................................................................................
            14,000   Nidec Corp. (Japan)                                                                       1,434,516
.........................................................................................................................
            61,500   Omron Corp. (Japan)                                                                       1,440,129
.........................................................................................................................
           892,157   Taiwan Semiconductor Manufacturing
                     Co., Ltd. (Taiwan)                                                                        1,285,131
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,941,210
------------------------------------------------------------------------------------------------------------------------
Energy (0.9%)
.........................................................................................................................
           242,000   TonenGeneral Sekiyu KK (Japan)                                                            2,073,779
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (1.2%)
.........................................................................................................................
            27,534   Vinci SA (France)                                                                         2,773,623
------------------------------------------------------------------------------------------------------------------------
Entertainment (0.9%)
.........................................................................................................................
           197,365   Enterprise Inns PLC (United Kingdom)                                                      2,057,935
------------------------------------------------------------------------------------------------------------------------
Financial (3.6%)
.........................................................................................................................
           117,609   Man Group PLC (United Kingdom)                                                            3,045,526
.........................................................................................................................
               242   Mitsubishi Tokyo Finance
                     Group, Inc. (Japan)                                                                       2,240,125
.........................................................................................................................
            15,000   Orix Corp. (Japan)                                                                        1,718,449
.........................................................................................................................
            33,302   Perpetual Trustees Australia, Ltd.
                     (Australia)                                                                               1,089,926
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,094,026
------------------------------------------------------------------------------------------------------------------------
Food (3.9%)
.........................................................................................................................
            19,600   Bunge, Ltd.                                                                                 763,224
.........................................................................................................................
            16,547   Nestle SA (Switzerland)                                                                   4,413,590
.........................................................................................................................
         1,152,616   Northern Foods PLC (United Kingdom)                                                       3,532,360
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,709,174
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (1.9%)
.........................................................................................................................
            60,369   Lottomatica SpA (Italy)                                                                   1,498,276
.........................................................................................................................
           279,619   William Hill PLC (United Kingdom)                                                         2,809,118
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,307,394
------------------------------------------------------------------------------------------------------------------------
Health Care Services (0.7%)
.........................................................................................................................
            52,200   Suzuken Co., Ltd. (Japan)                                                                 1,621,831
------------------------------------------------------------------------------------------------------------------------
Homebuilding (1.3%)
.........................................................................................................................
           338,000   Sekisui Chemical Co., Ltd. (Japan)                                                        2,853,066
------------------------------------------------------------------------------------------------------------------------
Insurance (1.8%)
.........................................................................................................................
           712,776   Promina Group Ltd. 144A (Australia) (NON)                                                 1,985,794
.........................................................................................................................
           228,742   QBE Insurance Group, Ltd. (Australia)                                                     2,039,281
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,025,075
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (3.3%)
.........................................................................................................................
            21,405   Deutsche Bank AG (Germany)                                                                1,683,572
.........................................................................................................................
            81,134   UBS AG (Switzerland)                                                                      5,717,997
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,401,569
------------------------------------------------------------------------------------------------------------------------
Manufacturing (1.4%)
.........................................................................................................................
            78,339   Gamesa Corporacion Tecnologica SA
                     (Spain)                                                                                   1,154,171
.........................................................................................................................
            33,200   SKF AB Class B (Sweden)                                                                   1,218,806
.........................................................................................................................
            48,347   Wolseley PLC (United Kingdom)                                                               749,599
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,122,576
------------------------------------------------------------------------------------------------------------------------
Medical Technology (2.1%)
.........................................................................................................................
            90,847   CSL, Ltd. (Australia)                                                                     1,411,031
.........................................................................................................................
           134,314   Smith & Nephew PLC (United Kingdom)                                                       1,445,558
.........................................................................................................................
            15,810   Synthes-Stratec, Inc. (Switzerland)                                                       1,802,330
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,658,919
------------------------------------------------------------------------------------------------------------------------
Metals (1.4%)
.........................................................................................................................
           348,492   BHP Billiton, Ltd. (Australia)                                                            3,041,340
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (1.3%)
.........................................................................................................................
            55,000   Canon, Inc. (Japan)                                                                       2,898,451
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (10.8%)
.........................................................................................................................
           546,609   BG Group PLC (United Kingdom)                                                             3,367,673
.........................................................................................................................
           408,087   BP PLC (United Kingdom)                                                                   3,603,922
.........................................................................................................................
            28,500   EnCana Corp. (Canada)                                                                     1,224,952
.........................................................................................................................
           209,395   ENI SpA (Italy)                                                                           4,157,519
.........................................................................................................................
            49,200   PetroKazakhstan Inc. Class A (Canada)                                                     1,329,640
.........................................................................................................................
            55,710   Imperial Oil, Ltd. (Toronto Exchange)
                     (Canada)                                                                                  2,593,096
.........................................................................................................................
           299,000   Nippon Oil Corp. (Japan)                                                                  1,882,623
.........................................................................................................................
            37,000   Royal Dutch Petroleum Co.
                     (Netherlands)                                                                             1,898,699
.........................................................................................................................
             9,147   Technip-Coflexip SA (France)                                                              1,240,799
.........................................................................................................................
            14,791   Total SA Class B (France)                                                                 2,819,774
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,118,697
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (10.6%)
.........................................................................................................................
            78,892   AstraZeneca PLC (United Kingdom)                                                          3,539,373
.........................................................................................................................
            65,400   Chugai Pharmaceutical Co., Ltd. (Japan)                                                   1,026,164
.........................................................................................................................
           175,613   GlaxoSmithKline PLC (United Kingdom)                                                      3,553,976
.........................................................................................................................
           101,129   Novartis AG (Switzerland)                                                                 4,462,049
.........................................................................................................................
            28,920   Roche Holding AG (Switzerland)                                                            2,863,824
.........................................................................................................................
            27,009   Sanofi-Synthelabo SA (France)                                                             1,711,962
.........................................................................................................................
            47,000   Takeda Chemical Industries, Ltd. (Japan)                                                  2,063,331
.........................................................................................................................
           120,300   Terumo Corp. (Japan)                                                                      3,015,494
.........................................................................................................................
            22,500   Teva Pharmaceutical Industries, Ltd.
                     ADR (Israel)                                                                              1,514,025
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,750,198
------------------------------------------------------------------------------------------------------------------------
Publishing (1.4%)
.........................................................................................................................
           260,103   Pearson PLC (United Kingdom)                                                              3,160,194
------------------------------------------------------------------------------------------------------------------------
Railroads (0.4%)
.........................................................................................................................
               151   East Japan Railway Co. (Japan)                                                              846,962
------------------------------------------------------------------------------------------------------------------------
Retail (6.5%)
.........................................................................................................................
            59,600   Aeon Co., Ltd. (Japan)                                                                    2,392,521
.........................................................................................................................
            16,470   Colruyt SA (Belgium)                                                                      2,033,796
.........................................................................................................................
            37,600   Lawson, Inc. (Japan)                                                                      1,550,729
.........................................................................................................................
           171,000   Onward Kashiyama Co., Ltd. (Japan)                                                        2,742,645
.........................................................................................................................
            38,500   RONA, Inc. (Canada) (NON)                                                                   827,380
.........................................................................................................................
           116,000   Takashimaya Co., Ltd. (Japan)                                                             1,341,692
.........................................................................................................................
            23,160   USS Co. Ltd. (Japan)                                                                      1,993,148
.........................................................................................................................
           197,286   Woolworths, Ltd. (Australia)                                                              1,566,471
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,448,382
------------------------------------------------------------------------------------------------------------------------
Shipping (1.6%)
.........................................................................................................................
           109,000   Golar LNG, Ltd. (Norway) (NON)                                                            1,682,827
.........................................................................................................................
           416,000   Nippon Yusen Kabushiki Kaisha (Japan)                                                     1,917,771
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,600,598
------------------------------------------------------------------------------------------------------------------------
Software (0.3%)
.........................................................................................................................
            23,300   Open Text Corp. (Canada) (NON)                                                              742,138
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.8%)
.........................................................................................................................
           133,969   Indra Sistemas SA Class A (Spain)                                                         1,708,100
------------------------------------------------------------------------------------------------------------------------
Telecommunications (5.5%)
.........................................................................................................................
         3,822,000   China Telecom Corp., Ltd. (China)                                                         1,335,353
.........................................................................................................................
               266   Nippon Telegraph and Telephone Corp.
                     (NTT) (Japan)                                                                             1,421,300
.........................................................................................................................
           873,955   Telecom Italia SpA (Italy)                                                                2,716,613
.........................................................................................................................
         3,119,921   Vodafone Group PLC (United Kingdom)                                                       6,831,626
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,304,892
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.6%)
.........................................................................................................................
            79,662   BAT Industries PLC (United Kingdom)                                                       1,234,403
------------------------------------------------------------------------------------------------------------------------
Transportation (0.3%)
.........................................................................................................................
            19,572   Autoroutes du Sud de la France
                     (ASF) (France)                                                                              777,201
------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.7%)
.........................................................................................................................
            52,470   Veolia Environnement (France)                                                             1,480,334
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $185,755,918)                                                                    $220,398,164
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (--%) (a) (cost $1,144)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
              $960   Hindustan Lever debs. 9s, 2005                                                                 $125
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.7%) (a) (cost $3,889,271)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $3,889,271   Putnam Prime Money Market Fund (e)                                                       $3,889,271
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $189,646,333)                                                                    $224,287,560
------------------------------------------------------------------------------------------------------------------------


DIVERSIFICATION BY COUNTRY
------------------------------------------------------------------------------
Distribution of investments by country of issue at June 30, 2004:
(as a percentage of Market Value)
------------------------------------------------------------------------------
Australia                                                                 6.6%
...............................................................................
Belgium                                                                   1.2
...............................................................................
Canada                                                                    5.5
...............................................................................
China                                                                     1.0
...............................................................................
Finland                                                                   1.2
...............................................................................
France                                                                   11.3
...............................................................................
Germany                                                                   1.7
...............................................................................
Hong Kong                                                                 1.0
...............................................................................
Ireland                                                                   2.0
...............................................................................
Israel                                                                    1.0
...............................................................................
Italy                                                                     4.2
...............................................................................
Japan                                                                    23.1
...............................................................................
Netherlands                                                               1.6
...............................................................................
Norway                                                                    1.0
...............................................................................
Spain                                                                     1.3
...............................................................................
Sweden                                                                    1.4
...............................................................................
Switzerland                                                              11.0
...............................................................................
Taiwan                                                                    1.0
...............................................................................
United Kingdom                                                           22.1
...............................................................................
United States                                                             0.8
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT Investors Fund

The fund's portfolio
June 30, 2004 (Unaudited)

COMMON STOCKS (99.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (2.9%)
.........................................................................................................................
            67,700   Boeing Co. (The) (S)                                                                     $3,458,793
.........................................................................................................................
           196,900   Lockheed Martin Corp.                                                                    10,254,552
.........................................................................................................................
            12,002   Rockwell Collins, Inc.                                                                      399,907
.........................................................................................................................
            18,200   United Technologies Corp.                                                                 1,664,936
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,778,188
------------------------------------------------------------------------------------------------------------------------
Airlines (1.0%)
.........................................................................................................................
           329,600   Southwest Airlines Co. (S)                                                                5,527,392
------------------------------------------------------------------------------------------------------------------------
Automotive (0.2%)
.........................................................................................................................
            21,100   Lear Corp.                                                                                1,244,689
------------------------------------------------------------------------------------------------------------------------
Banking (8.0%)
.........................................................................................................................
            33,200   Bank of America Corp.                                                                     2,809,384
.........................................................................................................................
           111,000   Bank of New York Co., Inc. (The)                                                          3,272,280
.........................................................................................................................
            34,400   Comerica, Inc.                                                                            1,887,872
.........................................................................................................................
           160,600   Commerce Bancorp, Inc. (S)                                                                8,834,606
.........................................................................................................................
           163,132   Fifth Third Bancorp (S)                                                                   8,773,239
.........................................................................................................................
           436,504   U.S. Bancorp                                                                             12,030,050
.........................................................................................................................
            65,300   Washington Mutual, Inc.                                                                   2,523,192
.........................................................................................................................
            45,100   Wells Fargo & Co.                                                                         2,581,073
.........................................................................................................................
            27,700   Zions Bancorp.                                                                            1,702,165
------------------------------------------------------------------------------------------------------------------------
                                                                                                              44,413,861
------------------------------------------------------------------------------------------------------------------------
Beverage (0.7%)
.........................................................................................................................
             7,200   Anheuser-Busch Cos., Inc.                                                                   388,800
.........................................................................................................................
            61,800   Coca-Cola Co. (The)                                                                       3,119,664
.........................................................................................................................
            10,700   PepsiCo, Inc.                                                                               576,516
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,084,980
------------------------------------------------------------------------------------------------------------------------
Biotechnology (1.5%)
.........................................................................................................................
           143,937   Amgen, Inc. (NON)                                                                         7,854,642
.........................................................................................................................
             4,300   Biogen Idec, Inc. (NON)                                                                     271,975
.........................................................................................................................
             1,000   Gilead Sciences, Inc. (NON)                                                                  67,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,193,617
------------------------------------------------------------------------------------------------------------------------
Broadcasting (1.0%)
.........................................................................................................................
           159,300   Viacom, Inc. Class B                                                                      5,690,196
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.7%)
.........................................................................................................................
           127,400   Masco Corp. (S)                                                                           3,972,332
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.9%)
.........................................................................................................................
            20,200   Comcast Corp. Class A (Special) (NON) (S)                                                   557,722
.........................................................................................................................
           124,275   Echostar Communications Corp.
                     Class A (NON) (S)                                                                         3,821,456
.........................................................................................................................
            13,325   Liberty Media International, Inc. Class A (NON)                                             494,358
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,873,536
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.2%)
.........................................................................................................................
            18,700   E.I. du Pont de Nemours & Co.                                                               830,654
.........................................................................................................................
             3,700   PPG Industries, Inc.                                                                        231,213
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,061,867
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.9%)
.........................................................................................................................
            48,000   Choicepoint, Inc. (NON)                                                                   2,191,680
.........................................................................................................................
             5,100   eBay, Inc. (NON)                                                                            468,945
.........................................................................................................................
            41,200   Iron Mountain, Inc. (NON) (S)                                                             1,988,312
.........................................................................................................................
            11,800   Yahoo!, Inc. (NON) (S)                                                                      428,694
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,077,631
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (3.2%)
.........................................................................................................................
           615,500   Cisco Systems, Inc. (NON)                                                                14,587,350
.........................................................................................................................
                 8   Harris Corp.                                                                                    406
.........................................................................................................................
           100,010   Nokia OYJ ADR (Finland)                                                                   1,454,145
.........................................................................................................................
           290,600   Nortel Networks Corp. (Canada) (NON)                                                      1,450,094
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,491,995
------------------------------------------------------------------------------------------------------------------------
Computers (2.7%)
.........................................................................................................................
           168,279   Dell, Inc. (NON)                                                                          6,027,754
.........................................................................................................................
            53,900   EMC Corp. (NON)                                                                             614,460
.........................................................................................................................
           293,525   Hewlett-Packard Co.                                                                       6,193,378
.........................................................................................................................
             2,500   IBM Corp.                                                                                   220,375
.........................................................................................................................
            19,200   Lexmark International, Inc. (NON)                                                         1,853,376
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,909,343
------------------------------------------------------------------------------------------------------------------------
Conglomerates (3.0%)
.........................................................................................................................
            64,900   General Electric Co.                                                                      2,102,760
.........................................................................................................................
            47,700   ITT Industries, Inc.                                                                      3,959,100
.........................................................................................................................
           310,753   Tyco International, Ltd. (Bermuda) (S)                                                   10,298,354
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,360,214
------------------------------------------------------------------------------------------------------------------------
Construction (0.2%)
.........................................................................................................................
           649,501   Aggregate Industries PLC (United Kingdom)                                                   965,800
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (4.8%)
.........................................................................................................................
           133,655   Capital One Financial Corp. (S)                                                           9,139,329
.........................................................................................................................
            76,900   Countrywide Financial Corp.                                                               5,402,225
.........................................................................................................................
           278,550   MBNA Corp.                                                                                7,183,805
.........................................................................................................................
           348,200   Providian Financial Corp. (NON)                                                           5,108,094
------------------------------------------------------------------------------------------------------------------------
                                                                                                              26,833,453
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.3%)
.........................................................................................................................
            10,400   Avon Products, Inc.                                                                         479,856
.........................................................................................................................
             8,600   Colgate-Palmolive Co.                                                                       502,670
.........................................................................................................................
            11,800   Procter & Gamble Co.                                                                        642,392
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,624,918
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.4%)
.........................................................................................................................
            17,285   Edison International                                                                        441,977
.........................................................................................................................
             7,917   Entergy Corp.                                                                               443,431
.........................................................................................................................
            13,800   Exelon Corp.                                                                                459,402
.........................................................................................................................
            16,476   PG&E Corp. (NON)                                                                            460,339
.........................................................................................................................
            45,700   Sierra Pacific Resources (NON)                                                              352,347
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,157,496
------------------------------------------------------------------------------------------------------------------------
Electronics (4.3%)
.........................................................................................................................
            26,200   American Power Conversion Corp.(S)                                                          514,830
.........................................................................................................................
            20,300   Analog Devices, Inc.                                                                        955,724
.........................................................................................................................
            18,200   Flextronics International, Ltd.
                     (Singapore) (NON) (S)                                                                       290,290
.........................................................................................................................
           547,500   Intel Corp.                                                                              15,111,000
.........................................................................................................................
            60,300   Linear Technology Corp.                                                                   2,380,041
.........................................................................................................................
            25,300   Micron Technology, Inc. (NON)                                                               387,343
.........................................................................................................................
           178,366   SanDisk Corp. (NON) (S)                                                                   3,868,759
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,507,987
------------------------------------------------------------------------------------------------------------------------
Energy (0.4%)
.........................................................................................................................
            77,243   GlobalSantaFe Corp. (Cayman Islands)                                                      2,046,940
------------------------------------------------------------------------------------------------------------------------
Financial (9.3%)
.........................................................................................................................
           537,577   Citigroup, Inc.                                                                          24,997,331
.........................................................................................................................
            64,900   Fannie Mae                                                                                4,631,264
.........................................................................................................................
           346,449   Freddie Mac                                                                              21,930,222
------------------------------------------------------------------------------------------------------------------------
                                                                                                              51,558,817
------------------------------------------------------------------------------------------------------------------------
Food (0.7%)
.........................................................................................................................
            99,300   Dean Foods Co. (NON)                                                                      3,704,883
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.9%)
.........................................................................................................................
            89,900   Harrah's Entertainment, Inc.                                                              4,863,590
------------------------------------------------------------------------------------------------------------------------
Health Care Services (4.0%)
.........................................................................................................................
            37,400   AmerisourceBergen Corp.                                                                   2,235,772
.........................................................................................................................
            64,022   Cardinal Health, Inc.                                                                     4,484,741
.........................................................................................................................
            69,800   CIGNA Corp.                                                                               4,802,938
.........................................................................................................................
            47,200   Express Scripts, Inc. Class A (NON)                                                       3,739,656
.........................................................................................................................
             1,900   Fisher Scientific International, Inc. (NON) (S)                                             109,725
.........................................................................................................................
            53,000   HCA, Inc. (S)                                                                             2,204,270
.........................................................................................................................
             2,000   Manor Care, Inc.                                                                             65,360
.........................................................................................................................
             5,500   McKesson Corp.                                                                              188,815
.........................................................................................................................
            67,579   UnitedHealth Group, Inc. (S)                                                              4,206,793
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,038,070
------------------------------------------------------------------------------------------------------------------------
Homebuilding (1.3%)
.........................................................................................................................
            79,100   Lennar Corp. (S)                                                                          3,537,352
.........................................................................................................................
             7,400   NVR, Inc. (NON) (S)                                                                       3,583,080
.........................................................................................................................
             5,700   Pulte Homes, Inc. (S)                                                                       296,571
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,417,003
------------------------------------------------------------------------------------------------------------------------
Industrial (0.1%)
.........................................................................................................................
             5,100   3M Co.                                                                                      459,051
------------------------------------------------------------------------------------------------------------------------
Insurance (3.4%)
.........................................................................................................................
           197,400   ACE, Ltd. (Bermuda)                                                                       8,346,072
.........................................................................................................................
           103,400   Everest Re Group, Ltd. (Barbados)                                                         8,309,224
.........................................................................................................................
             4,007   St. Paul Travelers Cos., Inc. (The)                                                         162,444
.........................................................................................................................
            22,300   XL Capital, Ltd. Class A (Bermuda)                                                        1,682,758
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,500,498
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.1%)
.........................................................................................................................
            21,300   Bear Stearns Co., Inc. (The)                                                              1,795,803
.........................................................................................................................
           169,515   Charles Schwab Corp. (The)                                                                1,629,039
.........................................................................................................................
            32,500   Lehman Brothers Holdings, Inc.                                                            2,445,625
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,870,467
------------------------------------------------------------------------------------------------------------------------
Leisure (0.8%)
.........................................................................................................................
            71,200   Harley-Davidson, Inc.                                                                     4,410,128
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.3%)
.........................................................................................................................
            42,600   Royal Caribbean Cruises, Ltd.                                                             1,849,266
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.6%)
.........................................................................................................................
             6,832   Dover Corp.                                                                                 287,627
.........................................................................................................................
            29,500   Illinois Tool Works, Inc.                                                                 2,828,755
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,116,382
------------------------------------------------------------------------------------------------------------------------
Media (0.5%)
.........................................................................................................................
             9,500   Fox Entertainment Group, Inc. Class A (NON)                                                 253,650
.........................................................................................................................
           266,500   Liberty Media Corp. Class A (NON)                                                         2,395,835
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,649,485
------------------------------------------------------------------------------------------------------------------------
Medical Technology (1.0%)
.........................................................................................................................
             6,300   Baxter International, Inc.                                                                  217,413
.........................................................................................................................
               900   Guidant Corp.                                                                                50,292
.........................................................................................................................
             2,100   Inamed Corp. (NON)                                                                          131,985
.........................................................................................................................
           107,300   Medtronic, Inc.                                                                           5,227,656
.........................................................................................................................
             2,500   Waters Corp. (NON)                                                                          119,450
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,746,796
------------------------------------------------------------------------------------------------------------------------
Metals (0.8%)
.........................................................................................................................
            55,600   Alcoa, Inc.                                                                               1,836,468
.........................................................................................................................
           152,026   BHP Billiton PLC (United Kingdom)                                                         1,319,148
.........................................................................................................................
            77,083   BHP Billiton PLC ADR (United Kingdom)                                                     1,345,869
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,501,485
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (5.1%)
.........................................................................................................................
            30,300   Amerada Hess Corp.                                                                        2,399,457
.........................................................................................................................
            11,400   Apache Corp.                                                                                496,470
.........................................................................................................................
            84,104   Canadian Natural Resources, Ltd.
                     (Canada)                                                                                  2,512,580
.........................................................................................................................
           435,209   ExxonMobil Corp.                                                                         19,327,632
.........................................................................................................................
            91,100   Noble Corp. (Cayman Islands) (NON)                                                        3,451,779
------------------------------------------------------------------------------------------------------------------------
                                                                                                              28,187,918
------------------------------------------------------------------------------------------------------------------------
Other (0.2%)
.........................................................................................................................
             9,906   S&P 500 Index Depositary Receipts
                     (SPDR Trust Series 1)                                                                     1,134,534
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (9.4%)
.........................................................................................................................
            72,793   Abbott Laboratories                                                                       2,967,043
.........................................................................................................................
             4,200   Eli Lilly Co.                                                                               293,622
.........................................................................................................................
           126,400   Forest Laboratories, Inc. (NON)                                                           7,158,032
.........................................................................................................................
           327,600   Johnson & Johnson                                                                        18,247,320
.........................................................................................................................
            68,700   Merck & Co., Inc.                                                                         3,263,250
.........................................................................................................................
           520,407   Pfizer, Inc.                                                                             17,839,552
.........................................................................................................................
            28,200   Teva Pharmaceutical Industries,
                     Ltd. ADR (Israel)                                                                         1,897,578
------------------------------------------------------------------------------------------------------------------------
                                                                                                              51,666,397
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.7%)
.........................................................................................................................
           278,200   Xerox Corp. (NON) (S)                                                                     4,033,900
------------------------------------------------------------------------------------------------------------------------
Railroads (1.3%)
.........................................................................................................................
            68,000   Canadian National Railway Co. (Canada)                                                    2,964,120
.........................................................................................................................
            72,500   Union Pacific Corp.                                                                       4,310,125
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,274,245
------------------------------------------------------------------------------------------------------------------------
Real Estate (1.1%)
.........................................................................................................................
           107,400   Equity Office Properties Trust (R)                                                        2,921,280
.........................................................................................................................
           103,500   General Growth Properties, Inc. (R)                                                       3,060,495
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,981,775
------------------------------------------------------------------------------------------------------------------------
Regional Bells (0.3%)
.........................................................................................................................
            31,604   SBC Communications, Inc.                                                                    766,397
.........................................................................................................................
            22,702   Verizon Communications, Inc.                                                                821,585
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,587,982
------------------------------------------------------------------------------------------------------------------------
Restaurants (--%)
.........................................................................................................................
             4,200   Starbucks Corp. (NON)                                                                       182,616
------------------------------------------------------------------------------------------------------------------------
Retail (8.6%)
.........................................................................................................................
            46,943   AutoZone, Inc. (NON) (S)                                                                  3,760,134
.........................................................................................................................
           123,800   Bed Bath & Beyond, Inc. (NON)                                                             4,760,110
.........................................................................................................................
            49,300   Costco Wholesale Corp. (S)                                                                2,024,751
.........................................................................................................................
            14,700   CSK Auto Corp. (NON)                                                                        251,958
.........................................................................................................................
           155,800   Family Dollar Stores, Inc. (S)                                                            4,739,436
.........................................................................................................................
            34,400   Home Depot, Inc. (The)                                                                    1,210,880
.........................................................................................................................
           100,145   Kohl's Corp. (NON)                                                                        4,234,131
.........................................................................................................................
           195,900   Lowe's Cos., Inc.                                                                        10,294,545
.........................................................................................................................
             2,600   Michaels Stores, Inc.                                                                       143,000
.........................................................................................................................
           133,700   Rent-A-Center, Inc. (NON) (S)                                                             4,001,641
.........................................................................................................................
            54,700   Ross Stores, Inc.                                                                         1,463,772
.........................................................................................................................
             6,700   Safeway, Inc. (NON)                                                                         169,778
.........................................................................................................................
           203,100   Staples, Inc.                                                                             5,952,861
.........................................................................................................................
             5,000   Target Corp.                                                                                212,350
.........................................................................................................................
            77,718   Wal-Mart Stores, Inc.                                                                     4,100,402
------------------------------------------------------------------------------------------------------------------------
                                                                                                              47,319,749
------------------------------------------------------------------------------------------------------------------------
Software (7.6%)
.........................................................................................................................
            49,300   Adobe Systems, Inc.                                                                       2,292,450
.........................................................................................................................
           181,600   BMC Software, Inc. (NON)                                                                  3,359,600
.........................................................................................................................
         1,064,500   Microsoft Corp.                                                                          30,402,120
.........................................................................................................................
           458,000   Oracle Corp. (NON)                                                                        5,463,940
.........................................................................................................................
            17,700   Siebel Systems, Inc. (NON)                                                                  189,036
.........................................................................................................................
             4,100   Veritas Software Corp. (NON)                                                                113,570
------------------------------------------------------------------------------------------------------------------------
                                                                                                              41,820,716
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.5%)
.........................................................................................................................
            86,700   Checkfree Corp. (NON) (S)                                                                 2,601,000
.........................................................................................................................
             8,800   Fiserv, Inc. (NON)                                                                          342,232
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,943,232
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.4%)
.........................................................................................................................
           687,175   Level 3 Communications, Inc. (NON) (S)                                                    2,439,470
------------------------------------------------------------------------------------------------------------------------
Tobacco (2.1%)
.........................................................................................................................
           231,100   Altria Group, Inc.                                                                       11,566,555
------------------------------------------------------------------------------------------------------------------------
Toys (0.5%)
.........................................................................................................................
           137,100   Mattel, Inc. (S)                                                                          2,502,075
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $479,299,514)                                                                    $551,143,520
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (11.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $1,978,717   Putnam Prime Money Market Fund (e)                                                       $1,978,717
.........................................................................................................................
        60,630,808   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.06% to 1.65% and
                     due dates ranging from July 1, 2004 to
                     August 10, 2004 (d)                                                                      60,617,592
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $62,596,309)                                                                      $62,596,309
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $541,895,823)                                                                    $613,739,829
------------------------------------------------------------------------------------------------------------------------


Written Options Outstanding at June 30, 2004 (Unaudited)
(premiums received $8,280)
------------------------------------------------------------------------------
Contract                                    Expiration Date/
Amount                                          Strike Price            Value
...............................................................................
$10,816 Ross Stores, Inc. (Put)                Jul 04/$22.99               $2
...............................................................................
 12,714 SanDisk Corp. (Put)                    Jul 04/$19.62            3,942
------------------------------------------------------------------------------
                                                                       $3,944
------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT Mid Cap Value Fund

The fund's portfolio
June 30, 2004 (Unaudited)

COMMON STOCKS (96.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (0.9%)
.........................................................................................................................
             8,660   Raytheon Co.                                                                               $309,768
------------------------------------------------------------------------------------------------------------------------
Banking (8.2%)
.........................................................................................................................
             5,730   City National Corp.                                                                         376,461
.........................................................................................................................
             6,520   Comerica, Inc.                                                                              357,818
.........................................................................................................................
            10,440   Compass Bancshares, Inc.                                                                    448,920
.........................................................................................................................
            13,710   Cullen/Frost Bankers, Inc.                                                                  613,523
.........................................................................................................................
             8,366   Marshall & Ilsley Corp.                                                                     327,027
.........................................................................................................................
            14,558   Synovus Financial Corp.                                                                     368,609
.........................................................................................................................
             6,100   Zions Bancorp.                                                                              374,845
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,867,203
------------------------------------------------------------------------------------------------------------------------
Beverage (0.8%)
.........................................................................................................................
             3,708   Adolph Coors Co. Class B                                                                    268,237
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.9%)
.........................................................................................................................
            45,160   UnitedGlobalCom, Inc. Class A (NON)                                                         327,862
------------------------------------------------------------------------------------------------------------------------
Building Materials (1.9%)
.........................................................................................................................
             8,517   Martin Marietta Materials, Inc.                                                             377,559
.........................................................................................................................
             5,777   Vulcan Materials Co.                                                                        274,696
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 652,255
------------------------------------------------------------------------------------------------------------------------
Chemicals (4.6%)
.........................................................................................................................
             7,220   Avery Dennison Corp.                                                                        462,152
.........................................................................................................................
            15,695   Great Lakes Chemical Corp.                                                                  424,707
.........................................................................................................................
            20,070   Lyondell Chemical Co.                                                                       349,017
.........................................................................................................................
             9,264   Rohm & Haas Co.                                                                             385,197
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,621,073
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (2.1%)
.........................................................................................................................
             3,540   CDW Corp.                                                                                   225,710
.........................................................................................................................
            35,960   Service Corp. International (NON)                                                           265,025
.........................................................................................................................
            20,759   ServiceMaster Co. (The)                                                                     255,751
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 746,486
------------------------------------------------------------------------------------------------------------------------
Computers (2.3%)
.........................................................................................................................
            18,560   Emulex Corp. (NON)                                                                          265,594
.........................................................................................................................
             4,648   Lexmark International, Inc. (NON)                                                           448,671
.........................................................................................................................
             5,190   Symbol Technologies, Inc.                                                                    76,501
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 790,766
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.3%)
.........................................................................................................................
             7,945   Textron, Inc.                                                                               471,536
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (3.2%)
.........................................................................................................................
            33,570   AmeriCredit Corp. (NON)                                                                     655,622
.........................................................................................................................
            32,820   Providian Financial Corp. (NON)                                                             481,469
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,137,091
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.0%)
.........................................................................................................................
             6,360   Clorox Co.                                                                                  342,041
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (5.5%)
.........................................................................................................................
             6,442   FPL Group, Inc.                                                                             411,966
.........................................................................................................................
             5,940   Great Plains Energy, Inc.                                                                   176,418
.........................................................................................................................
             9,564   Progress Energy, Inc.                                                                       421,294
.........................................................................................................................
            11,969   TXU Corp.                                                                                   484,864
.........................................................................................................................
            13,930   Wisconsin Energy Corp.                                                                      454,257
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,948,799
------------------------------------------------------------------------------------------------------------------------
Electronics (4.8%)
.........................................................................................................................
            27,620   American Power Conversion Corp.                                                             542,733
.........................................................................................................................
            20,010   Jabil Circuit, Inc. (NON)                                                                   503,852
.........................................................................................................................
             7,817   Molex, Inc.                                                                                 250,769
.........................................................................................................................
            57,800   Solectron Corp. (NON)                                                                       373,966
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,671,320
------------------------------------------------------------------------------------------------------------------------
Energy (2.6%)
.........................................................................................................................
             5,820   Nabors Industries, Ltd. (Bermuda) (NON)                                                     263,180
.........................................................................................................................
             9,180   National-Oilwell, Inc. (NON)                                                                289,078
.........................................................................................................................
            16,810   Varco International, Inc. (NON)                                                             367,971
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 920,229
------------------------------------------------------------------------------------------------------------------------
Financial (1.2%)
.........................................................................................................................
             5,510   MGIC Investment Corp.                                                                       417,989
------------------------------------------------------------------------------------------------------------------------
Food (1.2%)
.........................................................................................................................
            14,430   Smithfield Foods, Inc. (NON)                                                                424,242
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (1.3%)
.........................................................................................................................
            23,324   Smurfit-Stone Container Corp. (NON)                                                         465,314
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.3%)
.........................................................................................................................
             2,200   MGM Mirage, Inc. (NON)                                                                      103,268
------------------------------------------------------------------------------------------------------------------------
Health Care Services (3.1%)
.........................................................................................................................
             9,130   AmerisourceBergen Corp.                                                                     545,791
.........................................................................................................................
             5,250   CIGNA Corp.                                                                                 361,253
.........................................................................................................................
             5,220   Lincare Holdings, Inc. (NON)                                                                171,529
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,078,573
------------------------------------------------------------------------------------------------------------------------
Homebuilding (1.2%)
.........................................................................................................................
             9,650   Lennar Corp.                                                                                431,548
------------------------------------------------------------------------------------------------------------------------
Insurance (9.2%)
.........................................................................................................................
             3,513   Chubb Corp. (The)                                                                           239,516
.........................................................................................................................
            18,590   Fremont General Corp.                                                                       328,114
.........................................................................................................................
             5,878   Jefferson-Pilot Corp.                                                                       298,602
.........................................................................................................................
             6,200   Loews Corp.                                                                                 371,752
.........................................................................................................................
             4,768   MBIA, Inc.                                                                                  272,348
.........................................................................................................................
             6,493   Mercury General Corp.                                                                       322,377
.........................................................................................................................
             7,720   Radian Group, Inc.                                                                          369,788
.........................................................................................................................
             6,060   Torchmark Corp.                                                                             326,028
.........................................................................................................................
            15,330   UnumProvident Corp.                                                                         243,747
.........................................................................................................................
             6,143   XL Capital, Ltd. Class A (Bermuda)                                                          463,551
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,235,823
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.4%)
.........................................................................................................................
            15,730   Federated Investors, Inc.                                                                   477,248
------------------------------------------------------------------------------------------------------------------------
Leisure (0.5%)
.........................................................................................................................
            15,460   Callaway Golf Co.                                                                           175,316
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.9%)
.........................................................................................................................
             6,568   Marriott International, Inc. Class A                                                        327,612
------------------------------------------------------------------------------------------------------------------------
Machinery (1.7%)
.........................................................................................................................
             5,548   Ingersoll-Rand Co. Class A (Bermuda)                                                        378,984
.........................................................................................................................
             3,590   Parker-Hannifin Corp.                                                                       213,461
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 592,445
------------------------------------------------------------------------------------------------------------------------
Manufacturing (1.2%)
.........................................................................................................................
             9,717   Dover Corp.                                                                                 409,086
------------------------------------------------------------------------------------------------------------------------
Medical Technology (1.0%)
.........................................................................................................................
             7,170   Waters Corp. (NON)                                                                          342,583
------------------------------------------------------------------------------------------------------------------------
Metals (1.6%)
.........................................................................................................................
             4,288   Nucor Corp.                                                                                 329,147
.........................................................................................................................
             7,000   United States Steel Corp.                                                                   245,840
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 574,987
------------------------------------------------------------------------------------------------------------------------
Miscellaneous (0.5%)
.........................................................................................................................
             1,930   iShares Russell 2000 Value Index Fund                                                       191,263
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (4.4%)
.........................................................................................................................
             9,384   EOG Resources, Inc.                                                                         560,319
.........................................................................................................................
             9,890   Newfield Exploration Co. (NON)                                                              551,269
.........................................................................................................................
            11,800   Unocal Corp.                                                                                448,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,559,988
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (2.9%)
.........................................................................................................................
            12,170   Andrx Group (NON)                                                                           339,908
.........................................................................................................................
            30,460   King Pharmaceuticals, Inc. (NON)                                                            348,767
.........................................................................................................................
             9,280   Par Pharmaceutical Cos., Inc. (NON)                                                         326,749
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,015,424
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.7%)
.........................................................................................................................
             9,730   Eastman Kodak Co.                                                                           262,515
------------------------------------------------------------------------------------------------------------------------
Publishing (1.1%)
.........................................................................................................................
             5,421   Knight-Ridder, Inc.                                                                         390,312
------------------------------------------------------------------------------------------------------------------------
Railroads (0.8%)
.........................................................................................................................
             7,960   Burlington Northern Santa Fe Corp.                                                          279,157
------------------------------------------------------------------------------------------------------------------------
Real Estate (1.6%)
.........................................................................................................................
            11,547   Equity Residential Properties Trust (R)                                                     343,292
.........................................................................................................................
             8,097   Post Properties, Inc. (R)                                                                   236,028
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 579,320
------------------------------------------------------------------------------------------------------------------------
Retail (4.7%)
.........................................................................................................................
            18,960   Autonation, Inc. (NON)                                                                      324,216
.........................................................................................................................
             9,743   JC Penney Co., Inc. (Holding Co.)                                                           367,896
.........................................................................................................................
            36,700   Rite Aid Corp. (NON)                                                                        191,574
.........................................................................................................................
            13,450   Ross Stores, Inc.                                                                           359,922
.........................................................................................................................
            16,210   Safeway, Inc. (NON)                                                                         410,761
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,654,369
------------------------------------------------------------------------------------------------------------------------
Semiconductor (1.4%)
.........................................................................................................................
            13,260   Cognex Corp.                                                                                510,245
------------------------------------------------------------------------------------------------------------------------
Shipping (1.3%)
.........................................................................................................................
            11,130   CNF Transportation, Inc.                                                                    462,563
------------------------------------------------------------------------------------------------------------------------
Software (2.8%)
.........................................................................................................................
            29,580   Cadence Design Systems, Inc. (NON)                                                          432,755
.........................................................................................................................
            10,270   Network Associates, Inc. (NON)                                                              186,195
.........................................................................................................................
            20,260   Sybase, Inc. (NON)                                                                          364,680
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 983,630
------------------------------------------------------------------------------------------------------------------------
Technology Services (4.0%)
.........................................................................................................................
             9,553   Computer Sciences Corp. (NON)                                                               443,546
.........................................................................................................................
             8,830   Electronic Data Systems Corp.                                                               169,095
.........................................................................................................................
            10,573   Fiserv, Inc. (NON)                                                                          411,184
.........................................................................................................................
             3,770   Global Payments, Inc.                                                                       169,725
.........................................................................................................................
            15,590   Ingram Micro, Inc. Class A (NON)                                                            225,587
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,419,137
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.7%)
.........................................................................................................................
             7,910   CenturyTel, Inc.                                                                            237,616
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.9%)
.........................................................................................................................
             8,920   UST, Inc.                                                                                   321,120
------------------------------------------------------------------------------------------------------------------------
Toys (1.2%)
.........................................................................................................................
            23,160   Mattel, Inc.                                                                                422,670
------------------------------------------------------------------------------------------------------------------------
Waste Management (1.4%)
.........................................................................................................................
            16,969   Republic Services, Inc.                                                                     491,083
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $31,560,338)                                                                      $33,911,112
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.8%) (cost $999,912) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $999,912   Putnam Prime Money Market Fund (d)                                                         $999,912
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $32,560,250)                                                                      $34,911,024
------------------------------------------------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT Money Market Fund

The fund's portfolio
June 30, 2004 (Unaudited)

COMMERCIAL PAPER (61.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                           Maturity Date           Value
.........................................................................................................................
Domestic (37.3%)
.........................................................................................................................
        $5,500,000   Amstel Funding Corp. 1.08s                                                  9/30/04      $5,484,985
.........................................................................................................................
         4,000,000   Amstel Funding Corp. 1.09s                                                  7/15/04       3,998,304
.........................................................................................................................
         3,899,000   Amstel Funding Corp. 1.10s                                                   8/5/04       3,894,830
.........................................................................................................................
         6,000,000   Amstel Funding Corp. 1.18s                                                  8/16/04       5,990,953
.........................................................................................................................
         8,029,000   Atlantic Asset Securitization
                     Corp. 1.317s                                                                 7/9/04       8,026,690
.........................................................................................................................
         6,000,000   Bank of America Corp. 1.20s                                                  8/6/04       5,992,800
.........................................................................................................................
         2,635,000   Barton Capital Corp. 1.06s                                                  7/19/04       2,633,603
.........................................................................................................................
         5,100,000   Barton Capital Corp. 1.26s                                                   7/6/04       5,099,108
.........................................................................................................................
         4,000,000   CAFCO, LLC 1.21s                                                            7/28/04       3,996,370
.........................................................................................................................
         5,000,000   Citibank Credit Card Issuance
                     Trust (Dakota) 1.10s                                                         7/9/04       4,998,778
.........................................................................................................................
         4,000,000   Citibank Credit Card Issuance
                     Trust (Dakota) 1.17s                                                        7/14/04       3,998,310
.........................................................................................................................
         6,000,000   Citibank Credit Card Issuance
                     Trust (Dakota) 1.25s                                                        7/21/04       5,995,833
.........................................................................................................................
         4,600,000   Citigroup Global Markets
                     Holdings, Inc., 1.08s                                                       7/23/04       4,596,964
.........................................................................................................................
         5,000,000   Citigroup Global Markets
                     Holdings, Inc., 1.10s                                                       7/26/04       4,996,181
.........................................................................................................................
         4,000,000   CRC Funding, LLC 1.09s                                                      7/19/04       3,997,820
.........................................................................................................................
         4,500,000   CXC, LLC 1.10s                                                              7/26/04       4,496,563
.........................................................................................................................
         3,000,000   CXC, LLC 1.16s                                                               8/2/04       2,996,907
.........................................................................................................................
         3,000,000   Discover Card Master Trust I,
                     2000-A (Newcastle) 1.10s                                                    7/12/04       2,998,992
.........................................................................................................................
         5,000,000   Discover Card Master Trust I,
                     2000-A (Newcastle) 1.13s                                                    7/22/04       4,996,704
.........................................................................................................................
         3,000,000   Discover Card Master Trust I,
                     2000-A (Newcastle) 1.34s                                                    8/17/04       2,994,752
.........................................................................................................................
         4,000,000   Discover Card Master Trust I,
                     2000-A (Newcastle) 1.36s                                                    8/11/04       3,993,804
.........................................................................................................................
         5,000,000   GE Capital International
                     Funding 1.09s                                                                7/8/04       4,998,940
.........................................................................................................................
         2,500,000   GE Capital International
                     Funding 1.10s                                                                7/1/04       2,500,000
.........................................................................................................................
         4,000,000   Govco, Inc., 1.49s                                                          9/21/04       3,986,424
.........................................................................................................................
         4,000,000   NATC California, LLC (Chase
                     Manhattan Bank (Letter
                     of credit (LOC)) 1.08s                                                      7/20/04       3,997,720
.........................................................................................................................
         5,000,000   NATC California, LLC (Chase
                     Manhattan Bank (LOC)) 1.10s                                                 7/22/04       4,996,792
.........................................................................................................................
         5,000,000   NATC California, LLC (Chase
                     Manhattan Bank (LOC)) 1.10s                                                 7/21/04       4,996,944
.........................................................................................................................
         4,744,000   Old Line Funding Corp. 1.12s                                                 7/6/04       4,743,262
.........................................................................................................................
         3,000,000   Old Line Funding Corp. 1.30s                                                 8/2/04       2,996,533
.........................................................................................................................
        10,000,000   Park Granada, LLC 1.08s                                                     8/31/04       9,980,175
.........................................................................................................................
         4,000,000   Park Granada, LLC 1.08s                                                     8/12/04       3,994,960
.........................................................................................................................
         3,000,000   Preferred Receivables
                     Funding Corp. 1.21s                                                         7/13/04       2,998,790
.........................................................................................................................
         4,610,000   Procter & Gamble Co. 1.21s                                                  7/26/04       4,606,126
.........................................................................................................................
         5,000,000   Receivables Captial Corp. 1.30s                                             7/29/04       4,994,944
.........................................................................................................................
         5,000,000   Sheffield Receivables
                     Corp. 1.674s                                                                1/25/05       4,999,713
.........................................................................................................................
         3,278,000   Thunder Bay
                     Funding, Inc. 1.30s                                                        10/12/04       3,265,808
.........................................................................................................................
         5,000,000   Thunder Bay
                     Funding, Inc. 1.32s                                                          8/4/04       4,993,767
------------------------------------------------------------------------------------------------------------------------
                                                                                                             169,230,149
------------------------------------------------------------------------------------------------------------------------
Foreign (24.4%)
.........................................................................................................................
         6,000,000   ABN AMRO N.A. Finance,
                     Inc. 1.125s (Netherlands)                                                   7/29/04       5,994,750
.........................................................................................................................
         5,000,000   ABN AMRO N.A. Finance,
                     Inc. 1.095s (Netherlands)                                                   8/18/04       4,992,133
.........................................................................................................................
         3,000,000   Atlantis One Funding Corp.
                     1.09s (Netherlands)                                                         7/19/04       2,998,365
.........................................................................................................................
         3,000,000   Banco Continental de Panama,
                     S.A. (Calyon (LOC))
                     1.24s (France)                                                               8/3/04       2,996,590
.........................................................................................................................
         4,000,000   Calyon North America, Inc.,
                     1.10s (France)                                                               7/1/04       4,000,000
.........................................................................................................................
         2,045,000   CBA Delaware Finance
                     1.15s (Australia)                                                           7/27/04       2,043,302
.........................................................................................................................
         2,300,000   CBA Delaware Finance
                     1.19s (Australia)                                                            8/9/04       2,297,035
.........................................................................................................................
         4,200,000   CBA Delaware Finance
                     1.36s (Australia)                                                           8/23/04       4,191,591
.........................................................................................................................
         3,000,000   COFCO Capital Corp.
                     (Rabobank Nederland
                     (LOC)) 1.07s (Netherlands)                                                   7/7/04       2,999,465
.........................................................................................................................
         5,000,000   Dexia Delaware, LLC
                     1.40s (Belgium)                                                             8/30/04       4,988,333
.........................................................................................................................
         2,900,000   DnB NOR Bank ASA
                     1.10s (Norway)                                                              7/13/04       2,898,937
.........................................................................................................................
         6,600,000   HBOS Treasury Services PLC
                     1.08s (United Kingdom)                                                      9/16/04       6,584,754
.........................................................................................................................
         5,000,000   HBOS Treasury Services PLC
                     1.95s (United Kingdom)                                                     10/15/04       4,982,407
.........................................................................................................................
         3,000,000   Household Finance Corp.
                     1.29s (United Kingdom)                                                       9/1/04       2,993,335
.........................................................................................................................
         5,000,000   ING (US) Funding, LLC
                     1.70s (Netherlands)                                                        12/23/04       4,958,681
.........................................................................................................................
         2,700,000   ING America Insurance
                     Holdings 1.10s (Netherlands)                                                8/19/04       2,695,958
.........................................................................................................................
         4,000,000   ING America Insurance
                     Holdings 1.12s (Netherlands)                                                8/20/04       3,993,778
.........................................................................................................................
         2,000,000   ING America Insurance
                     Holdings 1.18s (Netherlands)                                                 8/9/04       1,997,443
.........................................................................................................................
         2,700,000   NRW.BANK 1.17s (Germany)                                                     7/1/04       2,700,000
.........................................................................................................................
         3,000,000   NRW.BANK 1.19s (Germany)                                                     7/2/04       2,999,901
.........................................................................................................................
         5,000,000   Shell Finance (UK) PLC 1.08s
                     (United Kingdom)                                                            7/12/04       4,998,350
.........................................................................................................................
         4,500,000   Spintab AB 1.075s (Sweden)                                                  7/16/04       4,497,982
.........................................................................................................................
         5,600,000   Spintab AB 1.17s (Sweden)                                                   8/18/04       5,591,264
.........................................................................................................................
         5,000,000   Spintab AB 1.40s (Sweden)                                                   9/15/04       4,985,222
.........................................................................................................................
         2,700,000   Swedbank 1.50s (Sweden)                                                      9/7/04       2,692,350
.........................................................................................................................
         3,600,000   UBS Finance (Delaware),
                     LLC 1.29s (Switzerland)                                                     8/31/04       3,592,131
.........................................................................................................................
         5,000,000   West LB AG 1.17s (Germany)                                                  8/10/04       4,993,500
.........................................................................................................................
         5,000,000   Westpac Trust Securities
                     NZ, Ltd. 1.11s (Australia)                                                  7/27/04       4,995,992
------------------------------------------------------------------------------------------------------------------------
                                                                                                             110,653,549
------------------------------------------------------------------------------------------------------------------------
                     Total Commercial Paper
                     (cost $279,883,698)                                                                    $279,883,698
------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (13.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                           Maturity Date           Value
.........................................................................................................................
        $7,000,000   ABN AMRO Bank N.V. 1.17s
                     (Netherlands)                                                              10/13/04      $7,001,461
.........................................................................................................................
         3,000,000   Bank of Nova Scotia Ser. YCD,
                     1.752s (Canada)                                                              3/4/05       3,001,238
.........................................................................................................................
         8,000,000   Barclays Bank PLC Ser. YCD,
                     1.092s (United Kingdom)                                                     11/8/04       7,999,471
.........................................................................................................................
         5,000,000   Barclays Bank PLC 1.11s
                     (United Kingdom)                                                            7/22/04       5,000,443
.........................................................................................................................
         5,000,000   Barclays Bank PLC 1.37s
                     (United Kingdom)                                                             8/5/04       5,000,000
.........................................................................................................................
         3,000,000   Citibank, N.A. 1.49s                                                        9/24/04       3,000,000
.........................................................................................................................
         5,000,000   HSBC Bank USA 1.17s
                     (United Kingdom)                                                            8/13/04       5,000,000
.........................................................................................................................
         3,000,000   Royal Bank of Scotland PLC
                     1.35s (United Kingdom)                                                      8/23/04       2,999,063
.........................................................................................................................
         3,500,000   Royal Bank of Scotland PLC
                     Ser. YCD, 1.949s
                     (United Kingdom)                                                            6/20/05       3,498,863
.........................................................................................................................
         5,000,000   Societe Generale Ser. YCD,
                     2.264s (France)                                                             6/14/05       4,998,570
.........................................................................................................................
         4,500,000   Societe Generale 1.40s (France)                                              8/5/04       4,500,000
.........................................................................................................................
         5,000,000   Toronto Dominion Bank
                     1.10s (Canada)                                                              9/20/04       5,000,000
.........................................................................................................................
         4,000,000   Wells Fargo Bank N.A. 1.13s                                                  7/7/04       3,999,993
------------------------------------------------------------------------------------------------------------------------
                     Total Certificates of Deposit
                     (cost $60,999,102)                                                                      $60,999,102
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE OBLIGATIONS (9.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                           Maturity Date           Value
.........................................................................................................................
        $4,000,000   Federal Home Loan Bank
                     bonds 1.40s                                                                  4/1/05      $4,000,000
.........................................................................................................................
         3,000,000   Federal Home Loan
                     Mortgage Corp. 1.47s                                                        9/30/04       2,988,853
.........................................................................................................................
         5,000,000   Federal Home Loan
                     Mortgage Corp. notes
                     Ser. MTN3, 1.52s                                                           12/24/04       5,000,000
.........................................................................................................................
         5,000,000   Federal National Mortgage
                     Association FRN 1.324s                                                     12/13/04       4,998,735
.........................................................................................................................
         5,000,000   Federal National Mortgage
                     Association FRN 1.49s                                                        2/8/05       5,000,000
.........................................................................................................................
         5,000,000   Federal National Mortgage
                     Association notes 1.35s                                                     4/28/05       5,000,000
.........................................................................................................................
         5,000,000   Federal National Mortgage
                     Association notes 1.40s                                                     3/29/05       5,000,000
.........................................................................................................................
         3,000,000   Federal National Mortgage
                     Association notes 1.40s                                                      5/3/05       3,000,000
.........................................................................................................................
         4,500,000   Federal National Mortgage
                     Association notes 1.60s                                                     5/13/05       4,500,000
.........................................................................................................................
         2,700,000   Federal National Mortgage
                     Association notes 1.80s                                                     5/27/05       2,700,000
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government Agency
                     Mortgage Obligations
                     (cost $42,187,588)                                                                      $42,187,588
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (6.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                           Maturity Date           Value
.........................................................................................................................
        $5,000,000   HSBC USA, Inc. sr. notes
                     FRN 1.385s                                                                  9/24/04      $5,002,033
.........................................................................................................................
         5,000,000   National City Bank FRN
                     Ser. BKNT, 2.52s                                                            6/23/05       4,998,524
.........................................................................................................................
         6,500,000   Societe Generale NY deposit
                     notes FRN Ser. YCD1, 1.40s                                                 12/10/04       6,498,983
.........................................................................................................................
         6,000,000   Toyota Motor Credit Corp.
                     FRN Ser. MTN1, 1.05s (Japan)                                                1/14/05       6,000,000
.........................................................................................................................
         4,500,000   Wells Fargo Bank NA FRN
                     Ser. BKNT, 1.04s                                                             2/1/05       4,500,000
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $26,999,540)                                                                      $26,999,540
------------------------------------------------------------------------------------------------------------------------
PROMISSORY NOTES (2.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                           Maturity Date           Value
.........................................................................................................................
        $3,700,000   Goldman Sachs Group, Inc.
                     (The) 1.30s (acquired 4/15/04,
                     cost $3,700,000) (RES)                                                     10/15/04      $3,700,000
.........................................................................................................................
         4,600,000   Goldman Sachs Group, Inc.
                     (The) 1.30s (acquired 6/17/04,
                     cost $4,600,000) (RES)                                                     12/15/04       4,600,000
.........................................................................................................................
         4,700,000   Goldman Sachs Group, Inc.
                     (The) 1.38s (acquired 4/29/04,
                     cost $4,700,000) (RES)                                                     10/26/04       4,700,000
------------------------------------------------------------------------------------------------------------------------
                     Total Promissory Notes
                     (cost $13,000,000)                                                                      $13,000,000
------------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES (0.9%) (a) (cost $4,000,000)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                           Maturity Date           Value
.........................................................................................................................
        $4,000,000   TIAA Real Estate CDO, Ltd.
                     144A FRN Ser. 03-1A,
                     Class A1MM,
                     1.13s (Cayman Islands)                                                      9/28/04      $4,000,000
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (6.1%) (a)
------------------------------------------------------------------------------------------------------------------------


Principal Amount                                                                                                   Value
.........................................................................................................................
       $22,487,000   Interest in $770,000,000 joint tri-party
                     repurchase agreement dated
                     June 30, 2004 with Goldmen Sachs & Co.
                     due July 1, 2004 with respect to various
                     U.S. Government obligations -- maturity
                     value of $22,487,968 for an effective yield
                     of 1.55%                                                                                $22,487,000
.........................................................................................................................
         5,000,000   Putnam Prime Money Market Fund (e)                                                        5,000,000
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $27,487,000)                                                                      $27,487,000
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $454,556,928)                                                                    $454,556,928
------------------------------------------------------------------------------------------------------------------------


DIVERSIFICATION BY COUNTRY
------------------------------------------------------------------------------
Distribution of investments by country of issue at June 30, 2004:
(as a percentage of Market Value)
------------------------------------------------------------------------------
Australia                                                                 3.0%
...............................................................................
Belgium                                                                   1.1
...............................................................................
Canada                                                                    1.8
...............................................................................
Cayman Islands                                                            0.9
...............................................................................
France                                                                    3.6
...............................................................................
Germany                                                                   2.3
...............................................................................
Japan                                                                     1.3
...............................................................................
Netherlands                                                               8.3
...............................................................................
Norway                                                                    0.6
...............................................................................
Sweden                                                                    3.9
...............................................................................
Switzerland                                                               0.8
...............................................................................
United Kingdom                                                           10.8
...............................................................................
United States                                                            61.6
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.






Putnam VT New Opportunities Fund

The fund's portfolio
June 30, 2004 (Unaudited)

COMMON STOCKS (98.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.3%)
.........................................................................................................................
           116,500   Lamar Advertising Co. (NON)                                                              $5,050,275
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (1.4%)
.........................................................................................................................
           131,200   Alliant Techsystems, Inc. (NON)                                                           8,310,208
.........................................................................................................................
           179,900   Raytheon Co.                                                                              6,435,023
.........................................................................................................................
           130,000   Rockwell Collins, Inc.                                                                    4,331,600
.........................................................................................................................
            73,100   United Technologies Corp.                                                                 6,687,188
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,764,019
------------------------------------------------------------------------------------------------------------------------
Airlines (0.4%)
.........................................................................................................................
           104,437   Ryanair Holdings PLC ADR (Ireland) (NON)                                                  3,423,445
.........................................................................................................................
           252,100   Southwest Airlines Co.                                                                    4,227,717
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,651,162
------------------------------------------------------------------------------------------------------------------------
Automotive (0.7%)
.........................................................................................................................
           106,300   CarMax, Inc. (NON)                                                                        2,324,781
.........................................................................................................................
           149,700   Donaldson Co., Inc.                                                                       4,386,210
.........................................................................................................................
            79,100   Gentex Corp.                                                                              3,138,688
.........................................................................................................................
            71,500   Johnson Controls, Inc.                                                                    3,816,670
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,666,349
------------------------------------------------------------------------------------------------------------------------
Banking (1.9%)
.........................................................................................................................
           144,100   Investors Financial Services Corp.                                                        6,279,878
.........................................................................................................................
            35,944   M&T Bank Corp.                                                                            3,137,911
.........................................................................................................................
           141,466   New York Community Bancorp, Inc.                                                          2,776,978
.........................................................................................................................
           167,500   North Fork Bancorp., Inc.                                                                 6,373,375
.........................................................................................................................
            96,800   State Street Corp.                                                                        4,747,072
.........................................................................................................................
           177,000   TCF Financial Corp.                                                                      10,274,850
.........................................................................................................................
            35,700   Wells Fargo & Co.                                                                         2,043,111
------------------------------------------------------------------------------------------------------------------------
                                                                                                              35,633,175
------------------------------------------------------------------------------------------------------------------------
Beverage (1.4%)
.........................................................................................................................
            85,600   Coca-Cola Co. (The)                                                                       4,321,088
.........................................................................................................................
           220,400   Coca-Cola Enterprises, Inc.                                                               6,389,396
.........................................................................................................................
           212,200   Pepsi Bottling Group, Inc. (The)                                                          6,480,588
.........................................................................................................................
           185,300   PepsiCo, Inc.                                                                             9,983,964
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,175,036
------------------------------------------------------------------------------------------------------------------------
Biotechnology (4.4%)
.........................................................................................................................
           145,500   Amgen, Inc. (NON)                                                                         7,939,935
.........................................................................................................................
           441,012   Amylin Pharmaceuticals, Inc. (NON)                                                       10,055,074
.........................................................................................................................
           276,800   Celgene Corp. (NON)                                                                      15,849,568
.........................................................................................................................
            42,400   Genentech, Inc. (NON)                                                                     2,382,880
.........................................................................................................................
           176,700   Genzyme Corp. (NON)                                                                       8,363,211
.........................................................................................................................
            82,000   Gilead Sciences, Inc. (NON)                                                               5,494,000
.........................................................................................................................
            89,700   IDEXX Laboratories, Inc. (NON)                                                            5,645,718
.........................................................................................................................
            39,200   Invitrogen Corp. (NON)                                                                    2,822,008
.........................................................................................................................
           335,700   Ligand Pharmaceuticals, Inc. Class B (NON)                                                5,834,466
.........................................................................................................................
           175,800   Medicines Co. (NON)                                                                       5,363,658
.........................................................................................................................
            68,275   Neurocrine Biosciences, Inc. (NON)                                                        3,540,059
.........................................................................................................................
           127,000   OSI Pharmaceuticals, Inc. (NON)                                                           8,945,880
------------------------------------------------------------------------------------------------------------------------
                                                                                                              82,236,457
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.8%)
.........................................................................................................................
           190,700   Entercom Communications Corp. (NON)                                                       7,113,110
.........................................................................................................................
           297,900   Westwood One, Inc. (NON)                                                                  7,090,020
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,203,130
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.3%)
.........................................................................................................................
           130,700   American Standard Cos., Inc. (NON)                                                        5,268,517
------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.3%)
.........................................................................................................................
            76,400   Eaton Corp.                                                                               4,946,136
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.2%)
.........................................................................................................................
           131,600   Engelhard Corp.                                                                           4,251,996
------------------------------------------------------------------------------------------------------------------------
Coal (0.2%)
.........................................................................................................................
            92,100   CONSOL Energy, Inc.                                                                       3,315,600
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (3.0%)
.........................................................................................................................
           365,400   CDW Corp.                                                                                23,297,904
.........................................................................................................................
           164,900   Choicepoint, Inc. (NON)                                                                   7,529,334
.........................................................................................................................
           159,993   Cintas Corp.                                                                              7,626,866
.........................................................................................................................
            25,100   eBay, Inc. (NON)                                                                          2,307,945
.........................................................................................................................
           118,300   Manpower, Inc.                                                                            6,006,091
.........................................................................................................................
           158,439   Robert Half International, Inc.                                                           4,716,729
.........................................................................................................................
           116,900   Yahoo!, Inc. (NON)                                                                        4,246,977
------------------------------------------------------------------------------------------------------------------------
                                                                                                              55,731,846
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (5.3%)
.........................................................................................................................
           267,497   ADTRAN, Inc.                                                                              8,926,375
.........................................................................................................................
           208,200   Andrew Corp. (NON)                                                                        4,166,082
.........................................................................................................................
           212,500   Aspect Communications Corp. (NON)                                                         3,017,500
.........................................................................................................................
           400,900   Avaya, Inc. (NON)                                                                         6,330,211
.........................................................................................................................
           693,600   CIENA Corp. (NON)                                                                         2,580,192
.........................................................................................................................
           785,000   Cisco Systems, Inc. (NON)                                                                18,604,500
.........................................................................................................................
           178,800   Comverse Technology, Inc. (NON)                                                           3,565,272
.........................................................................................................................
           719,800   Foundry Networks, Inc. (NON)                                                             10,127,586
.........................................................................................................................
            86,400   Harris Corp.                                                                              4,384,800
.........................................................................................................................
           964,352   Juniper Networks, Inc. (NON)                                                             23,694,129
.........................................................................................................................
           131,200   Qualcomm, Inc.                                                                            9,574,976
.........................................................................................................................
           124,200   Scientific-Atlanta, Inc.                                                                  4,284,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                              99,256,523
------------------------------------------------------------------------------------------------------------------------
Computers (2.7%)
.........................................................................................................................
           121,700   Dell, Inc. (NON)                                                                          4,359,294
.........................................................................................................................
            98,100   Hewlett-Packard Co.                                                                       2,069,910
.........................................................................................................................
           174,100   Lexmark International, Inc. (NON)                                                        16,805,873
.........................................................................................................................
           137,800   NCR Corp. (NON)                                                                           6,833,502
.........................................................................................................................
           507,000   Network Appliance, Inc. (NON)                                                            10,915,710
.........................................................................................................................
           124,400   PalmOne, Inc. (NON)                                                                       4,325,388
.........................................................................................................................
           341,400   Seagate Technology (Cayman Islands) (NON)                                                 4,926,402
------------------------------------------------------------------------------------------------------------------------
                                                                                                              50,236,079
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.2%)
.........................................................................................................................
            92,300   Danaher Corp.                                                                             4,785,755
.........................................................................................................................
           347,900   General Electric Co.                                                                     11,271,960
.........................................................................................................................
            82,100   Harman International Industries, Inc.                                                     7,471,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,528,815
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (0.2%)
.........................................................................................................................
            67,800   Black & Decker Manufacturing Co.                                                          4,212,414
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.8%)
.........................................................................................................................
           303,500   AmeriCredit Corp. (NON)                                                                   5,927,355
.........................................................................................................................
            64,300   Capital One Financial Corp.                                                               4,396,834
.........................................................................................................................
           157,300   MBNA Corp.                                                                                4,056,767
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,380,956
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.3%)
.........................................................................................................................
           177,300   Avon Products, Inc.                                                                       8,180,622
.........................................................................................................................
            36,400   Fortune Brands, Inc.                                                                      2,745,652
.........................................................................................................................
            20,700   Gillette Co. (The)                                                                          877,680
.........................................................................................................................
           280,400   Newell Rubbermaid, Inc.                                                                   6,589,400
.........................................................................................................................
           110,000   Procter & Gamble Co.                                                                      5,988,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,381,754
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.7%)
.........................................................................................................................
           204,100   Alliance Data Systems Corp. (NON)                                                         8,623,225
.........................................................................................................................
            62,200   Getty Images, Inc. (Canada) (NON)                                                         3,732,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,355,225
------------------------------------------------------------------------------------------------------------------------
Containers (0.2%)
.........................................................................................................................
            56,200   Ball Corp.                                                                                4,049,210
------------------------------------------------------------------------------------------------------------------------
Electronics (8.0%)
.........................................................................................................................
         3,291,434   Agere Systems, Inc. Class A (NON)                                                         7,570,298
.........................................................................................................................
           192,000   Arrow Electronics, Inc. (NON)                                                             5,149,440
.........................................................................................................................
           109,000   Broadcom Corp. Class A (NON)                                                              5,097,930
.........................................................................................................................
           176,000   Brooks Automation, Inc. (NON)                                                             3,546,400
.........................................................................................................................
           190,200   Fairchild Semiconductor Corp. Class A (NON)                                               3,113,574
.........................................................................................................................
           159,700   Integrated Circuit Systems, Inc. (NON)                                                    4,337,452
.........................................................................................................................
           489,700   Integrated Device Technology, Inc. (NON)                                                  6,777,448
.........................................................................................................................
           738,000   Intel Corp. (SEG)                                                                        20,368,800
.........................................................................................................................
            62,300   International Rectifier Corp. (NON)                                                       2,580,466
.........................................................................................................................
           737,800   Intersil Corp. Class A                                                                   15,980,748
.........................................................................................................................
           245,000   Jabil Circuit, Inc. (NON)                                                                 6,169,100
.........................................................................................................................
           111,650   Linear Technology Corp.                                                                   4,406,826
.........................................................................................................................
           906,828   Marvell Technology Group, Ltd.
                     (Bermuda) (NON)                                                                          24,212,308
.........................................................................................................................
            86,200   Maxim Integrated Products, Inc.                                                           4,518,604
.........................................................................................................................
           199,200   Microchip Technology, Inc.                                                                6,282,768
.........................................................................................................................
            42,300   Motorola, Inc.                                                                              771,975
.........................................................................................................................
           205,000   PerkinElmer, Inc.                                                                         4,108,200
.........................................................................................................................
         1,183,300   Skyworks Solutions, Inc. (NON)                                                           10,330,209
.........................................................................................................................
           197,900   Storage Technology Corp. (NON)                                                            5,739,100
.........................................................................................................................
           267,200   Texas Instruments, Inc.                                                                   6,460,896
.........................................................................................................................
            99,500   Xilinx, Inc.                                                                              3,314,345
------------------------------------------------------------------------------------------------------------------------
                                                                                                             150,836,887
------------------------------------------------------------------------------------------------------------------------
Energy (2.8%)
.........................................................................................................................
           227,700   BJ Services Co. (NON)                                                                    10,437,768
.........................................................................................................................
           277,500   ENSCO International, Inc.                                                                 8,075,250
.........................................................................................................................
           154,700   GlobalSantaFe Corp. (Cayman Islands)                                                      4,099,550
.........................................................................................................................
           136,900   Nabors Industries, Ltd. (Bermuda) (NON)                                                   6,190,618
.........................................................................................................................
           151,300   National-Oilwell, Inc. (NON)                                                              4,764,437
.........................................................................................................................
           204,700   Patterson-UTI Energy, Inc.                                                                6,839,027
.........................................................................................................................
            93,600   Precision Drilling Corp. (Canada) (NON)                                                   4,493,736
.........................................................................................................................
           135,600   Smith International, Inc. (NON)                                                           7,561,056
------------------------------------------------------------------------------------------------------------------------
                                                                                                              52,461,442
------------------------------------------------------------------------------------------------------------------------
Financial (1.7%)
.........................................................................................................................
            54,600   Chicago Mercantile Exchange                                                               7,882,602
.........................................................................................................................
           183,600   Citigroup, Inc.                                                                           8,537,400
.........................................................................................................................
           103,300   Fannie Mae                                                                                7,371,488
.........................................................................................................................
           121,700   Moody's Corp.                                                                             7,869,122
------------------------------------------------------------------------------------------------------------------------
                                                                                                              31,660,612
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (1.7%)
.........................................................................................................................
            95,800   GTECH Holdings Corp.                                                                      4,436,498
.........................................................................................................................
           256,500   Harrah's Entertainment, Inc.                                                             13,876,650
.........................................................................................................................
           224,200   International Game Technology                                                             8,654,120
.........................................................................................................................
           128,000   MGM Mirage, Inc.                                                                          6,008,320
------------------------------------------------------------------------------------------------------------------------
                                                                                                              32,975,588
------------------------------------------------------------------------------------------------------------------------
Health Care Services (7.3%)
.........................................................................................................................
           101,800   AmerisourceBergen Corp.                                                                   6,085,604
.........................................................................................................................
            81,200   Cardinal Health, Inc.                                                                     5,688,060
.........................................................................................................................
           551,759   Caremark Rx, Inc. (NON)                                                                  18,174,941
.........................................................................................................................
           437,800   Community Health Systems, Inc. (NON)                                                     11,719,906
.........................................................................................................................
           141,800   Coventry Health Care, Inc. (NON)                                                          6,934,020
.........................................................................................................................
            38,300   Express Scripts, Inc. Class A (NON)                                                       3,034,509
.........................................................................................................................
           319,100   Fisher Scientific International, Inc. (NON)                                              18,428,025
.........................................................................................................................
           565,000   Health Management Associates, Inc.                                                       12,667,300
.........................................................................................................................
           144,800   Henry Schein, Inc. (NON)                                                                  9,142,672
.........................................................................................................................
           226,800   IMS Health, Inc.                                                                          5,316,192
.........................................................................................................................
           179,500   Manor Care, Inc.                                                                          5,866,060
.........................................................................................................................
           245,700   McKesson Corp.                                                                            8,434,881
.........................................................................................................................
           119,500   Omnicare, Inc.                                                                            5,115,795
.........................................................................................................................
           114,900   UnitedHealth Group, Inc.                                                                  7,152,525
.........................................................................................................................
            67,100   Universal Health Services, Inc. Class B                                                   3,079,219
.........................................................................................................................
           113,500   VCA Antech, Inc. (NON)                                                                    5,087,070
.........................................................................................................................
           134,800   WellChoice, Inc. (NON)                                                                    5,580,720
------------------------------------------------------------------------------------------------------------------------
                                                                                                             137,507,499
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.8%)
.........................................................................................................................
            52,000   Centex Corp.                                                                              2,379,000
.........................................................................................................................
            75,600   Lennar Corp.                                                                              3,380,832
.........................................................................................................................
            12,800   NVR, Inc. (NON)                                                                           6,197,760
.........................................................................................................................
            42,800   Ryland Group, Inc.                                                                        3,346,960
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,304,552
------------------------------------------------------------------------------------------------------------------------
Industrial (0.4%)
.........................................................................................................................
            92,100   3M Co.                                                                                    8,289,921
------------------------------------------------------------------------------------------------------------------------
Insurance (1.1%)
.........................................................................................................................
            93,100   American International Group, Inc.                                                        6,636,168
.........................................................................................................................
           176,700   Everest Re Group, Ltd. (Barbados)                                                        14,199,612
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,835,780
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.5%)
.........................................................................................................................
           978,000   Ameritrade Holding Corp. Class A (NON)                                                   11,100,300
.........................................................................................................................
           399,600   E*Trade Group, Inc. (NON)                                                                 4,455,540
.........................................................................................................................
           109,200   Eaton Vance Corp.                                                                         4,172,532
.........................................................................................................................
            46,600   Legg Mason, Inc.                                                                          4,241,066
.........................................................................................................................
            79,858   T. Rowe Price Group, Inc.                                                                 4,024,843
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,994,281
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.4%)
.........................................................................................................................
           545,900   Hilton Hotels Corp.                                                                      10,186,494
.........................................................................................................................
           176,200   Marriott International, Inc. Class A                                                      8,788,856
.........................................................................................................................
           179,500   Starwood Hotels & Resorts
                     Worldwide, Inc.                                                                           8,050,575
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,025,925
------------------------------------------------------------------------------------------------------------------------
Medical Technology (5.6%)
.........................................................................................................................
           177,250   Apogent Technologies, Inc. (NON)                                                          5,672,000
.........................................................................................................................
           117,000   Bausch & Lomb, Inc.                                                                       7,613,190
.........................................................................................................................
           131,300   Becton, Dickinson and Co.                                                                 6,801,340
.........................................................................................................................
           260,000   Biomet, Inc.                                                                             11,554,400
.........................................................................................................................
           116,700   Charles River Laboratories
                     International, Inc. (NON)                                                                 5,703,129
.........................................................................................................................
            68,900   Guidant Corp.                                                                             3,850,132
.........................................................................................................................
            23,200   Kinetic Concepts, Inc. (NON)                                                              1,157,680
.........................................................................................................................
           114,300   Medtronic, Inc.                                                                           5,568,696
.........................................................................................................................
           247,800   St. Jude Medical, Inc. (NON)                                                             18,746,070
.........................................................................................................................
           197,900   Varian Medical Systems, Inc. (NON)                                                       15,703,365
.........................................................................................................................
           123,900   Waters Corp. (NON)                                                                        5,919,942
.........................................................................................................................
           190,400   Zimmer Holdings, Inc. (NON)                                                              16,793,280
------------------------------------------------------------------------------------------------------------------------
                                                                                                             105,083,224
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.5%)
.........................................................................................................................
           160,800   Kinder Morgan, Inc.                                                                       9,533,832
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (1.5%)
.........................................................................................................................
           177,050   Apache Corp.                                                                              7,710,528
.........................................................................................................................
           140,200   Canadian Natural Resources, Ltd.
                     (Canada)                                                                                  4,191,980
.........................................................................................................................
           278,600   Chesapeake Energy Corp.                                                                   4,100,992
.........................................................................................................................
           115,300   Noble Corp. (Cayman Islands) (NON)                                                        4,368,717
.........................................................................................................................
            69,000   Noble Energy, Inc.                                                                        3,519,000
.........................................................................................................................
           171,800   XTO Energy, Inc.                                                                          5,117,922
------------------------------------------------------------------------------------------------------------------------
                                                                                                              29,009,139
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (4.6%)
.........................................................................................................................
           169,400   Abbott Laboratories                                                                       6,904,744
.........................................................................................................................
            41,700   Allergan, Inc.                                                                            3,732,984
.........................................................................................................................
           123,450   Barr Pharmaceuticals, Inc. (NON)                                                          4,160,265
.........................................................................................................................
           219,200   Cephalon, Inc. (NON)                                                                     11,836,800
.........................................................................................................................
            98,100   Forest Laboratories, Inc. (NON)                                                           5,555,403
.........................................................................................................................
           174,400   Johnson & Johnson                                                                         9,714,080
.........................................................................................................................
           341,200   King Pharmaceuticals, Inc. (NON)                                                          3,906,740
.........................................................................................................................
           614,800   Mylan Laboratories, Inc.                                                                 12,449,700
.........................................................................................................................
           683,100   Pfizer, Inc.                                                                             23,416,668
.........................................................................................................................
           136,600   Wyeth                                                                                     4,939,456
------------------------------------------------------------------------------------------------------------------------
                                                                                                              86,616,840
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.2%)
.........................................................................................................................
           306,100   Xerox Corp. (NON)                                                                         4,438,450
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.3%)
.........................................................................................................................
           124,800   Starbucks Corp. (NON)                                                                     5,426,304
------------------------------------------------------------------------------------------------------------------------
Retail (12.3%)
.........................................................................................................................
           271,600   Abercrombie & Fitch Co. Class A                                                          10,524,500
.........................................................................................................................
           414,500   Advance Auto Parts, Inc. (NON)                                                           18,312,610
.........................................................................................................................
           184,500   American Eagle Outfitters, Inc. (NON)                                                     5,333,895
.........................................................................................................................
           121,200   Barnes & Noble, Inc. (NON)                                                                4,118,376
.........................................................................................................................
            84,500   Best Buy Co., Inc.                                                                        4,287,530
.........................................................................................................................
           178,700   Borders Group, Inc.                                                                       4,188,728
.........................................................................................................................
           111,400   Chico's FAS, Inc. (NON)                                                                   5,030,824
.........................................................................................................................
           195,900   Coach, Inc. (NON)                                                                         8,852,721
.........................................................................................................................
            73,600   Costco Wholesale Corp.                                                                    3,022,752
.........................................................................................................................
           357,700   Family Dollar Stores, Inc.                                                               10,881,234
.........................................................................................................................
           269,200   Home Depot, Inc. (The)                                                                    9,475,840
.........................................................................................................................
            39,900   Kohl's Corp. (NON)                                                                        1,686,972
.........................................................................................................................
           195,700   Lowe's Cos., Inc.                                                                        10,284,035
.........................................................................................................................
           213,000   Michaels Stores, Inc.                                                                    11,715,000
.........................................................................................................................
           160,800   NBTY, Inc. (NON)                                                                          4,725,912
.........................................................................................................................
           132,100   Nordstrom, Inc.                                                                           5,628,781
.........................................................................................................................
           255,900   PETCO Animal Supplies, Inc. (NON)                                                         8,242,539
.........................................................................................................................
           359,100   PETsMART, Inc.                                                                           11,652,795
.........................................................................................................................
           205,600   RadioShack Corp.                                                                          5,886,328
.........................................................................................................................
           138,400   Regis Corp.                                                                               6,171,256
.........................................................................................................................
           253,200   Rent-A-Center, Inc. (NON)                                                                 7,578,276
.........................................................................................................................
           384,900   Ross Stores, Inc.                                                                        10,299,924
.........................................................................................................................
           528,500   Staples, Inc.                                                                            15,490,335
.........................................................................................................................
            42,700   Target Corp.                                                                              1,813,469
.........................................................................................................................
         1,043,800   TJX Cos., Inc. (The)                                                                     25,197,332
.........................................................................................................................
           285,000   Wal-Mart Stores, Inc.                                                                    15,036,600
.........................................................................................................................
           207,600   Williams-Sonoma, Inc. (NON)                                                               6,842,496
------------------------------------------------------------------------------------------------------------------------
                                                                                                             232,281,060
------------------------------------------------------------------------------------------------------------------------
Schools (2.1%)
.........................................................................................................................
            61,500   Apollo Group, Inc. Class A (NON)                                                          5,429,835
.........................................................................................................................
           425,700   Career Education Corp. (NON)                                                             19,394,892
.........................................................................................................................
           278,300   Corinthian Colleges, Inc. (NON)                                                           6,885,142
.........................................................................................................................
            84,400   ITT Educational Services, Inc. (NON)                                                      3,208,888
.........................................................................................................................
            50,900   University of Phoenix Online (NON)                                                        4,458,331
------------------------------------------------------------------------------------------------------------------------
                                                                                                              39,377,088
------------------------------------------------------------------------------------------------------------------------
Semiconductor (1.5%)
.........................................................................................................................
           102,400   Cognex Corp.                                                                              3,940,352
.........................................................................................................................
            93,700   KLA-Tencor Corp. (NON)                                                                    4,626,906
.........................................................................................................................
           702,800   Lam Research Corp. (NON)                                                                 18,835,040
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,402,298
------------------------------------------------------------------------------------------------------------------------
Shipping (1.6%)
.........................................................................................................................
           220,600   Expeditors International
                     of Washington, Inc.                                                                      10,899,846
.........................................................................................................................
           247,100   J. B. Hunt Transport Services, Inc.                                                       9,533,118
.........................................................................................................................
            71,600   Ryder System, Inc.                                                                        2,869,012
.........................................................................................................................
           284,925   Werner Enterprises, Inc.                                                                  6,011,918
------------------------------------------------------------------------------------------------------------------------
                                                                                                              29,313,894
------------------------------------------------------------------------------------------------------------------------
Software (9.3%)
.........................................................................................................................
           469,400   Adobe Systems, Inc.                                                                      21,827,100
.........................................................................................................................
           758,700   Amdocs, Ltd. (Guernsey) (NON)                                                            17,776,341
.........................................................................................................................
           183,600   Autodesk, Inc.                                                                            7,859,916
.........................................................................................................................
           130,000   Avid Technology, Inc. (NON)                                                               7,094,100
.........................................................................................................................
           295,100   BMC Software, Inc. (NON)                                                                  5,459,350
.........................................................................................................................
           313,900   Check Point Software Technologies,
                     Ltd. (Israel) (NON)                                                                       8,472,161
.........................................................................................................................
           654,700   Citrix Systems, Inc. (NON)                                                               13,329,692
.........................................................................................................................
           308,300   Cognos, Inc. (Canada) (NON)                                                              11,148,128
.........................................................................................................................
            85,200   Intuit, Inc. (NON)                                                                        3,287,016
.........................................................................................................................
           274,000   Mercury Interactive Corp. (NON)                                                          13,653,420
.........................................................................................................................
           869,800   Microsoft Corp. (SEG)                                                                    24,841,488
.........................................................................................................................
           385,400   Oracle Corp. (NON)                                                                        4,597,822
.........................................................................................................................
           284,200   PeopleSoft, Inc. (NON)                                                                    5,257,700
.........................................................................................................................
           495,800   Symantec Corp. (NON)                                                                     21,706,124
.........................................................................................................................
           357,000   Veritas Software Corp. (NON)                                                              9,888,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                             176,199,258
------------------------------------------------------------------------------------------------------------------------
Technology Services (1.7%)
.........................................................................................................................
           140,600   Ask Jeeves, Inc. (NON)                                                                    5,487,618
.........................................................................................................................
           393,800   Cognizant Technology Solutions Corp. (NON)                                               10,006,458
.........................................................................................................................
           108,900   Equifax, Inc.                                                                             2,695,275
.........................................................................................................................
           263,200   Fiserv, Inc. (NON)                                                                       10,235,846
.........................................................................................................................
           148,600   VeriSign, Inc. (NON)                                                                      2,957,140
------------------------------------------------------------------------------------------------------------------------
                                                                                                              31,382,337
------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.4%)
.........................................................................................................................
         1,068,900   American Tower Corp. Class A (NON)                                                       16,247,280
.........................................................................................................................
           751,200   Crown Castle International Corp. (NON)                                                   11,080,200
.........................................................................................................................
                50   Sprint Corp. (FON Group)                                                                        880
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,328,360
------------------------------------------------------------------------------------------------------------------------
Textiles (0.2%)
.........................................................................................................................
            40,500   Nike, Inc.                                                                                3,067,875
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.3%)
.........................................................................................................................
           130,100   Altria Group, Inc.                                                                        6,511,505
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.5%)
.........................................................................................................................
           197,200   Stericycle, Inc. (NON)                                                                   10,203,128
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $1,599,345,102)                                                                $1,845,361,753
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.7%) (a) (cost $32,594,988)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $32,594,988   Putnam Prime Money Market Fund (e)                                                      $32,594,988
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $1,631,940,090)                                                                $1,877,956,741
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2004 (Unaudited)
------------------------------------------------------------------------------
                                         Aggregate  Expiration     Unrealized
                                Value   Face Value        Date   Depreciation
...............................................................................
S&P 500 Index (Long)         $855,300     $856,136      Sep 04          $(836)
------------------------------------------------------------------------------


Written Options Outstanding at June 30,2004
(premium received $64,969)
------------------------------------------------------------------------------
     Contract                                       Expiration Date/
      Amount                                        Strike Price        Value
...............................................................................
      $30,537   Career Education Corp. (Call)       Jul 04/76.26          $--
...............................................................................
       39,893   Foundry Networks, Inc. (Call)       Jul 04/14.65       16,755
...............................................................................
       13,304   Intersil Corp. (Call)               Jul 04/21.46       11,708
...............................................................................
       25,230   Juniper Networks, Inc. (Put)        Jul 04/18.67        2,106
...............................................................................
       21,437   Symantec Corp. (Call)               Jul 04/49.55            2
------------------------------------------------------------------------------
                                                                      $30,571
------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT New Value Fund

The fund's portfolio
June 30, 2004 (Unaudited)

COMMON STOCKS (98.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (5.1%)
.........................................................................................................................
           313,900   Boeing Co. (The)                                                                        $16,037,151
.........................................................................................................................
           264,500   Lockheed Martin Corp.                                                                    13,775,160
------------------------------------------------------------------------------------------------------------------------
                                                                                                              29,812,311
------------------------------------------------------------------------------------------------------------------------
Airlines (0.8%)
.........................................................................................................................
           270,100   Southwest Airlines Co.                                                                    4,529,577
------------------------------------------------------------------------------------------------------------------------
Automotive (1.4%)
.........................................................................................................................
           136,000   Lear Corp.                                                                                8,022,640
------------------------------------------------------------------------------------------------------------------------
Banking (11.3%)
.........................................................................................................................
           212,300   Bank of America Corp.                                                                    17,964,826
.........................................................................................................................
           161,000   Northern Trust Corp.                                                                      6,807,080
.........................................................................................................................
           175,800   State Street Corp.                                                                        8,621,232
.........................................................................................................................
           616,700   U.S. Bancorp                                                                             16,996,252
.........................................................................................................................
           270,900   Wells Fargo & Co.                                                                        15,503,607
------------------------------------------------------------------------------------------------------------------------
                                                                                                              65,892,997
------------------------------------------------------------------------------------------------------------------------
Building Materials (1.7%)
.........................................................................................................................
           310,100   Masco Corp.                                                                               9,668,918
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.3%)
.........................................................................................................................
            49,355   Liberty Media International, Inc. Class A (NON)                                           1,831,071
------------------------------------------------------------------------------------------------------------------------
Chemicals (3.7%)
.........................................................................................................................
            90,709   Avery Dennison Corp.                                                                      5,806,283
.........................................................................................................................
           249,700   Dow Chemical Co. (The)                                                                   10,162,790
.........................................................................................................................
           474,800   Hercules, Inc. (NON)                                                                      5,787,812
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,756,885
------------------------------------------------------------------------------------------------------------------------
Coal (0.9%)
.........................................................................................................................
            91,100   Peabody Energy Corp.                                                                      5,100,689
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (1.0%)
.........................................................................................................................
           771,800   Service Corp. International (NON)                                                         5,688,166
------------------------------------------------------------------------------------------------------------------------
Computers (2.6%)
.........................................................................................................................
           725,976   Hewlett-Packard Co.                                                                      15,318,094
------------------------------------------------------------------------------------------------------------------------
Conglomerates (6.7%)
.........................................................................................................................
             5,350   Berkshire Hathaway, Inc. Class B (NON)                                                   15,809,250
.........................................................................................................................
           701,100   Tyco International, Ltd. (Bermuda)                                                       23,234,454
------------------------------------------------------------------------------------------------------------------------
                                                                                                              39,043,704
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (2.7%)
.........................................................................................................................
            77,350   Countrywide Financial Corp.                                                               5,433,838
.........................................................................................................................
           207,520   MBNA Corp.                                                                                5,351,941
.........................................................................................................................
           328,400   Providian Financial Corp. (NON)                                                           4,817,628
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,603,407
------------------------------------------------------------------------------------------------------------------------
Containers (0.7%)
.........................................................................................................................
           252,100   Owens-Illinois, Inc. (NON)                                                                4,225,196
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (3.8%)
.........................................................................................................................
           462,900   Edison International                                                                     11,836,353
.........................................................................................................................
            85,900   Exelon Corp.                                                                              2,859,611
.........................................................................................................................
            95,900   Great Plains Energy, Inc.                                                                 2,848,230
.........................................................................................................................
           588,060   Sierra Pacific Resources (NON) (S)                                                        4,533,943
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,078,137
------------------------------------------------------------------------------------------------------------------------
Electronics (2.1%)
.........................................................................................................................
           259,700   Micron Technology, Inc. (NON)                                                             3,976,007
.........................................................................................................................
           296,600   Motorola, Inc.                                                                            5,412,950
.........................................................................................................................
           158,400   Vishay Intertechnology, Inc. (NON)                                                        2,943,072
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,332,029
------------------------------------------------------------------------------------------------------------------------
Energy (2.6%)
.........................................................................................................................
           216,700   GlobalSantaFe Corp. (Cayman Islands)                                                      5,742,550
.........................................................................................................................
           199,600   Halliburton Co.                                                                           6,039,896
.........................................................................................................................
           143,200   Varco International, Inc. (NON)                                                           3,134,648
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,917,094
------------------------------------------------------------------------------------------------------------------------
Financial (8.3%)
.........................................................................................................................
           464,400   Citigroup, Inc.                                                                          21,594,600
.........................................................................................................................
           297,400   Fannie Mae                                                                               21,222,464
.........................................................................................................................
            91,600   Freddie Mac                                                                               5,798,280
------------------------------------------------------------------------------------------------------------------------
                                                                                                              48,615,344
------------------------------------------------------------------------------------------------------------------------
Food (0.3%)
.........................................................................................................................
            61,500   ConAgra, Inc.                                                                             1,665,420
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (2.0%)
.........................................................................................................................
           150,300   Boise Cascade Corp.                                                                       5,657,292
.........................................................................................................................
           294,700   Smurfit-Stone Container Corp. (NON)                                                       5,879,265
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,536,557
------------------------------------------------------------------------------------------------------------------------
Health Care Services (2.5%)
.........................................................................................................................
            78,800   AmerisourceBergen Corp.                                                                   4,710,664
.........................................................................................................................
            55,300   Cardinal Health, Inc.                                                                     3,873,765
.........................................................................................................................
            86,300   CIGNA Corp.                                                                               5,938,303
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,522,732
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.5%)
.........................................................................................................................
            60,800   Lennar Corp.                                                                              2,718,976
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.7%)
.........................................................................................................................
            60,400   Whirlpool Corp.                                                                           4,143,440
------------------------------------------------------------------------------------------------------------------------
Insurance (2.4%)
.........................................................................................................................
           131,100   ACE, Ltd. (Bermuda)                                                                       5,542,908
.........................................................................................................................
           109,700   Old Republic International Corp.                                                          2,602,084
.........................................................................................................................
            75,600   XL Capital, Ltd. Class A (Bermuda)                                                        5,704,776
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,849,768
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.1%)
.........................................................................................................................
           321,100   JPMorgan Chase & Co.                                                                     12,449,047
------------------------------------------------------------------------------------------------------------------------
Machinery (1.3%)
.........................................................................................................................
           108,200   Ingersoll-Rand Co. Class A (Bermuda)                                                      7,391,142
------------------------------------------------------------------------------------------------------------------------
Media (2.3%)
.........................................................................................................................
           987,100   Liberty Media Corp. Class A (NON)                                                         8,874,029
.........................................................................................................................
           177,400   Walt Disney Co. (The)                                                                     4,521,926
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,395,955
------------------------------------------------------------------------------------------------------------------------
Metals (1.8%)
.........................................................................................................................
           322,120   Alcoa, Inc.                                                                              10,639,624
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.6%)
.........................................................................................................................
           173,800   Southern Union Co. (NON)                                                                  3,663,704
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (6.5%)
.........................................................................................................................
           120,100   Amerada Hess Corp.                                                                        9,510,719
.........................................................................................................................
           509,300   ExxonMobil Corp.                                                                         22,618,010
.........................................................................................................................
           154,700   Unocal Corp.                                                                              5,878,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              38,007,329
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (2.5%)
.........................................................................................................................
           284,700   Abbott Laboratories                                                                      11,604,372
.........................................................................................................................
           247,100   King Pharmaceuticals, Inc. (NON)                                                          2,829,295
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,433,667
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (2.3%)
.........................................................................................................................
           914,300   Xerox Corp. (NON)                                                                        13,257,350
------------------------------------------------------------------------------------------------------------------------
Railroads (2.3%)
.........................................................................................................................
           221,950   Union Pacific Corp.                                                                      13,194,928
------------------------------------------------------------------------------------------------------------------------
Regional Bells (2.3%)
.........................................................................................................................
           684,300   Qwest Communications
                     International, Inc. (NON) (S)                                                             2,456,637
.........................................................................................................................
           309,400   Verizon Communications, Inc.                                                             11,197,186
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,653,823
------------------------------------------------------------------------------------------------------------------------
Restaurants (2.4%)
.........................................................................................................................
           266,600   Darden Restaurants, Inc.                                                                  5,478,630
.........................................................................................................................
           317,300   McDonald's Corp.                                                                          8,249,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,728,430
------------------------------------------------------------------------------------------------------------------------
Retail (5.4%)
.........................................................................................................................
           392,700   Home Depot, Inc. (The)                                                                   13,823,040
.........................................................................................................................
            75,550   JC Penney Co., Inc. (Holding Co.)                                                         2,852,768
.........................................................................................................................
           283,200   Limited Brands                                                                            5,295,840
.........................................................................................................................
           311,400   Office Depot, Inc. (NON)                                                                  5,577,174
.........................................................................................................................
           809,800   Rite Aid Corp. (NON)                                                                      4,227,156
------------------------------------------------------------------------------------------------------------------------
                                                                                                              31,775,978
------------------------------------------------------------------------------------------------------------------------
Tobacco (2.7%)
.........................................................................................................................
           319,200   Altria Group, Inc.                                                                       15,975,960
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $462,746,004)                                                                    $574,440,089
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.6%) (a) (cost $2,276,230)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
            44,000   Xerox Corp. 144A $3.75 cv. pfd.                                                          $3,558,500
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $5,051,901   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.06% to 1.65%
                     and due dates ranging from July 1, 2004
                     to August 10, 2004 (d)                                                                   $5,050,800
.........................................................................................................................
         2,049,845   Putnam Prime Money Market Fund (e)                                                        2,049,845
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $7,100,645)                                                                        $7,100,645
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $472,122,879)                                                                    $585,099,234
------------------------------------------------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT OTC & Emerging Growth Fund

The fund's portfolio
June 30, 2004 (Unaudited)

COMMON STOCKS (97.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (1.0%)
.........................................................................................................................
            26,600   Lamar Advertising Co. (NON)                                                              $1,153,110
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.8%)
.........................................................................................................................
            14,700   Alliant Techsystems, Inc. (NON)                                                             931,098
------------------------------------------------------------------------------------------------------------------------
Airlines (0.9%)
.........................................................................................................................
            33,600   JetBlue Airways Corp. (NON)                                                                 987,168
------------------------------------------------------------------------------------------------------------------------
Automotive (0.9%)
.........................................................................................................................
            16,900   Donaldson Co., Inc.                                                                         495,170
.........................................................................................................................
            14,700   Gentex Corp.                                                                                583,296
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,078,466
------------------------------------------------------------------------------------------------------------------------
Banking (2.2%)
.........................................................................................................................
            13,800   Investors Financial Services Corp.                                                          601,404
.........................................................................................................................
            31,600   TCF Financial Corp.                                                                       1,834,380
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,435,784
------------------------------------------------------------------------------------------------------------------------
Biotechnology (6.3%)
.........................................................................................................................
            65,200   Amylin Pharmaceuticals, Inc. (NON)                                                        1,486,560
.........................................................................................................................
            22,500   Celgene Corp. (NON)                                                                       1,288,350
.........................................................................................................................
            22,700   Connetics Corp. (NON)                                                                       458,540
.........................................................................................................................
            24,600   Ligand Pharmaceuticals, Inc. Class B (NON)                                                  427,548
.........................................................................................................................
            30,700   Medicines Co. (NON)                                                                         936,657
.........................................................................................................................
            14,200   Neurocrine Biosciences, Inc. (NON)                                                          736,270
.........................................................................................................................
            13,100   Onyx Pharmaceuticals, Inc. (NON)                                                            554,916
.........................................................................................................................
            15,664   OSI Pharmaceuticals, Inc. (NON)                                                           1,103,372
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,992,213
------------------------------------------------------------------------------------------------------------------------
Broadcasting (2.4%)
.........................................................................................................................
            25,500   Citadel Broadcasting Corp. (NON)                                                            371,535
.........................................................................................................................
            39,700   Cumulus Media, Inc. Class A (NON)                                                           667,357
.........................................................................................................................
            18,100   Entercom Communications Corp. (NON)                                                         675,130
.........................................................................................................................
            41,700   Westwood One, Inc. (NON)                                                                    992,460
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,706,482
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (2.6%)
.........................................................................................................................
            15,600   Choicepoint, Inc. (NON)                                                                     712,296
.........................................................................................................................
            10,100   Manpower, Inc.                                                                              512,777
.........................................................................................................................
            22,900   Monster Worldwide, Inc. (NON)                                                               588,988
.........................................................................................................................
            36,300   Robert Half International, Inc.                                                           1,080,651
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,894,712
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (5.5%)
.........................................................................................................................
            42,500   ADTRAN, Inc.                                                                              1,418,225
.........................................................................................................................
            52,500   Andrew Corp. (NON)                                                                        1,050,525
.........................................................................................................................
            24,900   Aspect Communications Corp. (NON)                                                           353,580
.........................................................................................................................
            53,000   CIENA Corp. (NON)                                                                           197,160
.........................................................................................................................
            32,500   Comverse Technology, Inc. (NON)                                                             648,050
.........................................................................................................................
            14,800   F5 Networks, Inc. (NON)                                                                     391,904
.........................................................................................................................
            38,300   Foundry Networks, Inc. (NON)                                                                538,881
.........................................................................................................................
            44,000   Juniper Networks, Inc. (NON)                                                              1,081,080
.........................................................................................................................
            92,580   Sonus Networks, Inc. (NON)                                                                  442,532
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,121,937
------------------------------------------------------------------------------------------------------------------------
Computers (1.4%)
.........................................................................................................................
            37,300   Network Appliance, Inc. (NON)                                                               803,069
.........................................................................................................................
            15,500   PalmOne, Inc. (NON)                                                                         538,935
.........................................................................................................................
             9,500   Verint Systems, Inc. (NON)                                                                  325,090
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,667,094
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.0%)
.........................................................................................................................
            38,800   Yankee Candle Co., Inc. (The) (NON)                                                       1,134,900
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.5%)
.........................................................................................................................
            12,700   Alliance Data Systems Corp. (NON)                                                           536,575
------------------------------------------------------------------------------------------------------------------------
Distribution (0.8%)
.........................................................................................................................
             7,300   Hughes Supply, Inc.                                                                         430,189
.........................................................................................................................
             9,200   SCP Pool Corp.                                                                              414,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 844,189
------------------------------------------------------------------------------------------------------------------------
Electronics (8.6%)
.........................................................................................................................
           446,000   Agere Systems, Inc. Class A (NON)                                                         1,025,800
.........................................................................................................................
             9,200   Broadcom Corp. Class A (NON)                                                                430,284
.........................................................................................................................
            78,400   Brooks Automation, Inc. (NON)                                                             1,579,760
.........................................................................................................................
            16,700   Fairchild Semiconductor Corp. Class A (NON)                                                 273,379
.........................................................................................................................
            84,600   Integrated Device Technology, Inc. (NON)                                                  1,170,864
.........................................................................................................................
            54,700   Intersil Corp. Class A                                                                    1,184,802
.........................................................................................................................
            88,300   Marvell Technology Group, Ltd.
                     (Bermuda) (NON)                                                                           2,357,610
.........................................................................................................................
            32,000   PerkinElmer, Inc.                                                                           641,280
.........................................................................................................................
            98,600   Skyworks Solutions, Inc. (NON)                                                              860,778
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,524,557
------------------------------------------------------------------------------------------------------------------------
Energy (4.2%)
.........................................................................................................................
            18,000   BJ Services Co. (NON)                                                                       825,120
.........................................................................................................................
            16,700   CAL Dive International, Inc. (NON)                                                          506,344
.........................................................................................................................
            12,300   ENSCO International, Inc.                                                                   357,930
.........................................................................................................................
            18,400   Nabors Industries, Ltd. (Bermuda) (NON)                                                     832,048
.........................................................................................................................
            17,000   National-Oilwell, Inc. (NON)                                                                535,330
.........................................................................................................................
            53,000   Patterson-UTI Energy, Inc.                                                                  885,365
.........................................................................................................................
            12,600   Smith International, Inc. (NON)                                                             702,576
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,644,713
------------------------------------------------------------------------------------------------------------------------
Health Care Services (9.6%)
.........................................................................................................................
             9,200   AMERIGROUP Corp. (NON)                                                                      452,640
.........................................................................................................................
            52,700   Community Health Systems, Inc. (NON)                                                      1,410,779
.........................................................................................................................
            69,900   Health Management Associates, Inc.                                                        1,567,158
.........................................................................................................................
            16,100   Henry Schein, Inc. (NON)                                                                  1,016,554
.........................................................................................................................
            22,900   Manor Care, Inc.                                                                            748,372
.........................................................................................................................
            26,000   Omnicare, Inc.                                                                            1,113,060
.........................................................................................................................
            21,900   Pediatrix Medical Group, Inc. (NON)                                                       1,529,715
.........................................................................................................................
            10,600   United Surgical Partners
                     International, Inc. (NON)                                                                   418,382
.........................................................................................................................
            14,700   Universal Health Services, Inc. Class B                                                     674,583
.........................................................................................................................
            19,200   VCA Antech, Inc. (NON)                                                                      860,544
.........................................................................................................................
            20,600   WellChoice, Inc. (NON)                                                                      852,840
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,644,627
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.6%)
.........................................................................................................................
            58,700   Ameritrade Holding Corp. Class A (NON)                                                      666,245
.........................................................................................................................
            18,300   Eaton Vance Corp.                                                                           699,243
.........................................................................................................................
            29,500   T. Rowe Price Group, Inc.                                                                 1,486,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,852,288
------------------------------------------------------------------------------------------------------------------------
Leisure (1.2%)
.........................................................................................................................
            48,100   Multimedia Games, Inc. (NON)                                                              1,290,042
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (2.2%)
.........................................................................................................................
            76,000   Hilton Hotels Corp.                                                                       1,418,160
.........................................................................................................................
           118,800   La Quinta Corp. (NON)                                                                       997,920
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,416,080
------------------------------------------------------------------------------------------------------------------------
Manufacturing (1.4%)
.........................................................................................................................
            19,350   IDEX Corp.                                                                                  664,673
.........................................................................................................................
            16,350   Roper Industries, Inc.                                                                      930,315
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,594,988
------------------------------------------------------------------------------------------------------------------------
Medical Technology (1.8%)
.........................................................................................................................
             3,166   Given Imaging, Ltd. (Israel) (NON)                                                          112,108
.........................................................................................................................
            11,315   Kinetic Concepts, Inc. (NON)                                                                564,619
.........................................................................................................................
            10,900   Respironics, Inc. (NON)                                                                     640,375
.........................................................................................................................
            14,400   Waters Corp. (NON)                                                                          688,032
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,005,134
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (1.5%)
.........................................................................................................................
            32,600   Chesapeake Energy Corp.                                                                     479,872
.........................................................................................................................
            38,600   XTO Energy, Inc.                                                                          1,149,894
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,629,766
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (1.5%)
.........................................................................................................................
            16,100   Cephalon, Inc. (NON)                                                                        869,400
.........................................................................................................................
            23,900   IVAX Corp. (NON)                                                                            573,361
.........................................................................................................................
             7,330   Salix Pharmaceuticals, Ltd. (NON)                                                           241,524
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,684,285
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.8%)
.........................................................................................................................
            37,800   Applebee's International, Inc.                                                              870,156
------------------------------------------------------------------------------------------------------------------------
Retail (10.7%)
.........................................................................................................................
            29,100   Abercrombie & Fitch Co. Class A                                                           1,127,625
.........................................................................................................................
            28,600   Advance Auto Parts, Inc. (NON)                                                            1,263,548
.........................................................................................................................
             3,400   Cabela's, Inc. (NON)                                                                         91,630
.........................................................................................................................
            13,500   CarMax, Inc. (NON)                                                                          295,245
.........................................................................................................................
            28,000   Chico's FAS, Inc. (NON)                                                                   1,264,480
.........................................................................................................................
            30,400   Dick's Sporting Goods, Inc. (NON)                                                         1,013,840
.........................................................................................................................
            22,600   Linens 'N Things, Inc. (NON)                                                                662,406
.........................................................................................................................
            39,000   Michaels Stores, Inc.                                                                     2,145,000
.........................................................................................................................
            13,500   NBTY, Inc. (NON)                                                                            396,765
.........................................................................................................................
            20,300   PETCO Animal Supplies, Inc. (NON)                                                           653,863
.........................................................................................................................
            41,000   PETsMART, Inc.                                                                            1,330,450
.........................................................................................................................
            25,900   Tractor Supply Co. (NON)                                                                  1,083,138
.........................................................................................................................
             9,700   Urban Outfitters, Inc. (NON)                                                                590,827
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,918,817
------------------------------------------------------------------------------------------------------------------------
Schools (2.6%)
.........................................................................................................................
            23,600   Career Education Corp. (NON)                                                              1,075,216
.........................................................................................................................
            38,900   Corinthian Colleges, Inc. (NON)                                                             962,386
.........................................................................................................................
            25,000   Education Management Corp. (NON)                                                            821,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,859,102
------------------------------------------------------------------------------------------------------------------------
Semiconductor (1.9%)
.........................................................................................................................
            12,800   Cognex Corp.                                                                                492,544
.........................................................................................................................
            39,900   Lam Research Corp. (NON)                                                                  1,069,320
.........................................................................................................................
            49,900   LTX Corp. (NON)                                                                             539,419
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,101,283
------------------------------------------------------------------------------------------------------------------------
Shipping (2.2%)
.........................................................................................................................
            15,700   Expeditors International of
                     Washington, Inc.                                                                            775,737
.........................................................................................................................
            15,200   Heartland Express, Inc.                                                                     415,872
.........................................................................................................................
            32,000   J. B. Hunt Transport Services, Inc.                                                       1,234,560
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,426,169
------------------------------------------------------------------------------------------------------------------------
Software (9.6%)
.........................................................................................................................
            41,300   Akamai Technologies, Inc. (NON)                                                             741,335
.........................................................................................................................
            46,800   Amdocs, Ltd. (Guernsey) (NON)                                                             1,096,524
.........................................................................................................................
            22,500   Avid Technology, Inc. (NON)                                                               1,227,825
.........................................................................................................................
            42,300   Check Point Software Technologies,
                     Ltd. (Israel) (NON)                                                                       1,141,677
.........................................................................................................................
            40,700   Citrix Systems, Inc. (NON)                                                                  828,652
.........................................................................................................................
            37,000   Cognos, Inc. (Canada) (NON)                                                               1,337,920
.........................................................................................................................
            20,000   FileNET Corp. (NON)                                                                         631,400
.........................................................................................................................
            11,500   Mercury Interactive Corp. (NON)                                                             573,045
.........................................................................................................................
            70,700   Micromuse, Inc. (NON)                                                                       472,983
.........................................................................................................................
            40,400   Red Hat, Inc. (NON)                                                                         927,988
.........................................................................................................................
            38,200   RSA Security, Inc. (NON)                                                                    781,954
.........................................................................................................................
           107,600   webMethods, Inc. (NON)                                                                      922,132
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,683,435
------------------------------------------------------------------------------------------------------------------------
Technology Services (2.9%)
.........................................................................................................................
            21,200   Ask Jeeves, Inc. (NON)                                                                      827,436
.........................................................................................................................
            35,000   Cognizant Technology Solutions Corp. (NON)                                                  889,350
.........................................................................................................................
            24,700   Digital River, Inc. (NON)                                                                   805,961
.........................................................................................................................
             1,180   Salesforce.com, Inc. (NON)                                                                   18,963
.........................................................................................................................
            16,600   VeriSign, Inc. (NON)                                                                        330,340
.........................................................................................................................
            37,700   Wireless Facilities, Inc. (NON)                                                             370,591
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,242,641
------------------------------------------------------------------------------------------------------------------------
Telecommunications (3.4%)
.........................................................................................................................
           127,000   American Tower Corp. Class A (NON)                                                        1,930,400
.........................................................................................................................
            64,300   Crown Castle International Corp. (NON)                                                      948,425
.........................................................................................................................
            19,600   Spectrasite, Inc. (NON)                                                                     847,112
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,725,937
------------------------------------------------------------------------------------------------------------------------
Transportation (1.0%)
.........................................................................................................................
            20,600   UTI Worldwide, Inc.                                                                       1,085,414
------------------------------------------------------------------------------------------------------------------------
Waste Management (1.7%)
.........................................................................................................................
            23,700   Stericycle, Inc. (NON)                                                                    1,226,238
.........................................................................................................................
            24,150   Waste Connections, Inc. (NON)                                                               716,288
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,942,526
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $92,168,431)                                                                     $108,625,688
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.7%) (a) (cost $2,946,949)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $2,946,949   Putnam Prime Money Market Fund (d)                                                       $2,946,949
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $95,115,380)                                                                     $111,572,637
------------------------------------------------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT Research Fund

The fund's portfolio
June 30, 2004 (Unaudited)

COMMON STOCKS (98.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.5%)
.........................................................................................................................
            15,300   Omnicom Group, Inc.                                                                      $1,161,117
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (2.8%)
.........................................................................................................................
            54,300   Boeing Co. (The)                                                                          2,774,187
.........................................................................................................................
            31,000   Lockheed Martin Corp.                                                                     1,614,480
.........................................................................................................................
            26,700   United Technologies Corp.                                                                 2,442,516
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,831,183
------------------------------------------------------------------------------------------------------------------------
Airlines (0.8%)
.........................................................................................................................
           114,000   Southwest Airlines Co.                                                                    1,911,780
------------------------------------------------------------------------------------------------------------------------
Automotive (1.2%)
.........................................................................................................................
            34,900   SPX Corp.                                                                                 1,620,756
.........................................................................................................................
            16,300   Toyota Motor Corp. ADR (Japan)                                                            1,330,406
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,951,162
------------------------------------------------------------------------------------------------------------------------
Banking (8.2%)
.........................................................................................................................
            54,700   Bank of America Corp.                                                                     4,628,714
.........................................................................................................................
            17,600   Commerce Bancorp, Inc. (S)                                                                  968,176
.........................................................................................................................
           104,000   Fifth Third Bancorp (S)                                                                   5,593,120
.........................................................................................................................
            29,200   State Street Corp.                                                                        1,431,968
.........................................................................................................................
            94,200   U.S. Bancorp                                                                              2,596,152
.........................................................................................................................
            80,700   Wells Fargo & Co.                                                                         4,618,461
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,836,591
------------------------------------------------------------------------------------------------------------------------
Beverage (2.0%)
.........................................................................................................................
            94,600   Coca-Cola Co. (The)                                                                       4,775,408
------------------------------------------------------------------------------------------------------------------------
Biotechnology (2.0%)
.........................................................................................................................
            69,500   Amgen, Inc. (NON)                                                                         3,792,615
.........................................................................................................................
            21,700   Genzyme Corp. (NON)                                                                       1,027,061
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,819,676
------------------------------------------------------------------------------------------------------------------------
Broadcasting (1.0%)
.........................................................................................................................
            71,200   Viacom, Inc. Class B                                                                      2,543,264
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.4%)
.........................................................................................................................
            35,800   Masco Corp.                                                                               1,116,244
------------------------------------------------------------------------------------------------------------------------
Cable Television (1.1%)
.........................................................................................................................
            73,700   Echostar Communications Corp. Class A (NON)                                               2,266,275
.........................................................................................................................
            10,920   Liberty Media International, Inc. Class A (NON)                                             405,132
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,671,407
------------------------------------------------------------------------------------------------------------------------
Chemicals (2.6%)
.........................................................................................................................
            27,900   Avery Dennison Corp.                                                                      1,785,879
.........................................................................................................................
            78,600   Dow Chemical Co. (The)                                                                    3,199,020
.........................................................................................................................
            28,300   E.I. du Pont de Nemours & Co.                                                             1,257,086
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,241,985
------------------------------------------------------------------------------------------------------------------------
Coal (0.6%)
.........................................................................................................................
            20,000   CONSOL Energy, Inc.                                                                         720,000
.........................................................................................................................
            13,100   Peabody Energy Corp.                                                                        733,469
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,453,469
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (1.4%)
.........................................................................................................................
            18,400   Cintas Corp.                                                                                877,128
.........................................................................................................................
            14,700   eBay, Inc. (NON)                                                                          1,351,665
.........................................................................................................................
            31,400   Yahoo!, Inc. (NON)                                                                        1,140,762
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,369,555
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (2.8%)
.........................................................................................................................
           220,200   Cisco Systems, Inc. (NON)                                                                 5,218,740
.........................................................................................................................
           312,100   Nortel Networks Corp. (Canada) (NON)                                                      1,557,379
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,776,119
------------------------------------------------------------------------------------------------------------------------
Computers (2.4%)
.........................................................................................................................
           147,500   EMC Corp. (NON)                                                                           1,681,500
.........................................................................................................................
           119,700   Hewlett-Packard Co.                                                                       2,525,670
.........................................................................................................................
            16,400   Lexmark International, Inc. (NON)                                                         1,583,092
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,790,262
------------------------------------------------------------------------------------------------------------------------
Conglomerates (5.3%)
.........................................................................................................................
           253,900   General Electric Co.                                                                      8,226,360
.........................................................................................................................
           138,700   Tyco International, Ltd. (Bermuda)                                                        4,596,518
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,822,878
------------------------------------------------------------------------------------------------------------------------
Construction (0.5%)
.........................................................................................................................
           854,000   Aggregate Industries PLC
                     (United Kingdom)                                                                          1,269,888
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (2.5%)
.........................................................................................................................
            26,600   Capital One Financial Corp.                                                               1,818,908
.........................................................................................................................
            27,850   Countrywide Financial Corp.                                                               1,956,463
.........................................................................................................................
            90,700   MBNA Corp.                                                                                2,339,153
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,114,524
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.1%)
.........................................................................................................................
            24,400   Avon Products, Inc.                                                                       1,125,816
.........................................................................................................................
            27,900   Colgate-Palmolive Co.                                                                     1,630,755
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,756,571
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (3.2%)
.........................................................................................................................
            80,600   Edison International                                                                      2,060,942
.........................................................................................................................
            28,200   Entergy Corp.                                                                             1,579,482
.........................................................................................................................
            49,300   Exelon Corp.                                                                              1,641,197
.........................................................................................................................
            37,800   PG&E Corp. (NON)                                                                          1,056,132
.........................................................................................................................
            40,600   Wisconsin Energy Corp.                                                                    1,323,966
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,661,719
------------------------------------------------------------------------------------------------------------------------
Electronics (4.4%)
.........................................................................................................................
            37,300   Analog Devices, Inc.                                                                      1,756,084
.........................................................................................................................
            62,000   Fairchild Semiconductor Corp. Class A (NON)                                               1,014,940
.........................................................................................................................
           200,400   Intel Corp.                                                                               5,531,040
.........................................................................................................................
            35,100   Jabil Circuit, Inc. (NON)                                                                   883,818
.........................................................................................................................
            95,700   Micron Technology, Inc. (NON)                                                             1,465,167
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,651,049
------------------------------------------------------------------------------------------------------------------------
Energy (1.8%)
.........................................................................................................................
            66,000   GlobalSantaFe Corp. (Cayman Islands)                                                      1,749,000
.........................................................................................................................
            41,900   Halliburton Co.                                                                           1,267,894
.........................................................................................................................
            62,500   Varco International, Inc. (NON)                                                           1,368,125
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,385,019
------------------------------------------------------------------------------------------------------------------------
Financial (6.8%)
.........................................................................................................................
           199,700   Citigroup, Inc.                                                                           9,286,050
.........................................................................................................................
            50,800   Fannie Mae                                                                                3,625,088
.........................................................................................................................
            57,600   Freddie Mac                                                                               3,646,080
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,557,218
------------------------------------------------------------------------------------------------------------------------
Food (1.0%)
.........................................................................................................................
            48,200   Dean Foods Co. (NON)                                                                      1,798,342
.........................................................................................................................
            15,500   General Mills, Inc.                                                                         736,715
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,535,057
------------------------------------------------------------------------------------------------------------------------
Health Care Services (2.4%)
.........................................................................................................................
            17,100   AmerisourceBergen Corp.                                                                   1,022,238
.........................................................................................................................
            52,700   Cardinal Health, Inc.                                                                     3,691,635
.........................................................................................................................
            39,000   Community Health Systems, Inc. (NON)                                                      1,044,030
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,757,903
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.9%)
.........................................................................................................................
            49,600   Lennar Corp.                                                                              2,218,112
------------------------------------------------------------------------------------------------------------------------
Insurance (1.9%)
.........................................................................................................................
            60,400   ACE, Ltd. (Bermuda)                                                                       2,553,712
.........................................................................................................................
            26,000   XL Capital, Ltd. Class A (Bermuda)                                                        1,961,960
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,515,672
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.5%)
.........................................................................................................................
           117,400   Charles Schwab Corp. (The)                                                                1,128,214
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.6%)
.........................................................................................................................
            35,900   Royal Caribbean Cruises, Ltd.                                                             1,558,419
------------------------------------------------------------------------------------------------------------------------
Machinery (0.6%)
.........................................................................................................................
            21,200   Ingersoll-Rand Co. Class A (Bermuda)                                                      1,448,172
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.7%)
.........................................................................................................................
            16,700   Illinois Tool Works, Inc.                                                                 1,601,363
------------------------------------------------------------------------------------------------------------------------
Media (1.3%)
.........................................................................................................................
            44,100   Fox Entertainment Group, Inc. Class A (NON)                                               1,177,470
.........................................................................................................................
           218,400   Liberty Media Corp. Class A (NON)                                                         1,963,416
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,140,886
------------------------------------------------------------------------------------------------------------------------
Medical Technology (1.2%)
.........................................................................................................................
            58,100   Medtronic, Inc.                                                                           2,830,632
------------------------------------------------------------------------------------------------------------------------
Metals (0.5%)
.........................................................................................................................
            40,200   Alcoa, Inc.                                                                               1,327,806
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (3.3%)
.........................................................................................................................
            99,000   ExxonMobil Corp.                                                                          4,396,590
.........................................................................................................................
            16,600   Imperial Oil, Ltd. (Canada) (S)                                                             772,669
.........................................................................................................................
            72,100   Noble Corp. (Cayman Islands) (NON)                                                        2,731,869
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,901,128
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (7.8%)
.........................................................................................................................
            82,800   Abbott Laboratories                                                                       3,374,928
.........................................................................................................................
            15,400   AstraZeneca PLC ADR (United Kingdom)                                                        702,856
.........................................................................................................................
            56,900   Forest Laboratories, Inc. (NON)                                                           3,222,247
.........................................................................................................................
           278,100   Pfizer, Inc.                                                                              9,533,267
.........................................................................................................................
            57,600   Wyeth                                                                                     2,082,816
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,916,114
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.6%)
.........................................................................................................................
           101,400   Xerox Corp. (NON)                                                                         1,470,300
------------------------------------------------------------------------------------------------------------------------
Regional Bells (1.7%)
.........................................................................................................................
           114,800   Verizon Communications, Inc.                                                              4,154,612
------------------------------------------------------------------------------------------------------------------------
Retail (8.1%)
.........................................................................................................................
            25,100   AutoZone, Inc. (NON)                                                                      2,010,510
.........................................................................................................................
            61,600   Family Dollar Stores, Inc.                                                                1,873,872
.........................................................................................................................
            63,700   Kohl's Corp. (NON)                                                                        2,693,236
.........................................................................................................................
           108,500   Lowe's Cos., Inc.                                                                         5,701,675
.........................................................................................................................
           103,100   Office Depot, Inc. (NON)                                                                  1,846,521
.........................................................................................................................
           104,900   Wal-Mart Stores, Inc.                                                                     5,534,524
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,660,338
------------------------------------------------------------------------------------------------------------------------
Software (5.6%)
.........................................................................................................................
           328,900   Microsoft Corp. (SEG)                                                                     9,393,384
.........................................................................................................................
           270,200   Oracle Corp. (NON)                                                                        3,223,486
.........................................................................................................................
            39,000   Veritas Software Corp. (NON)                                                              1,080,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,697,170
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.5%)
.........................................................................................................................
            31,300   Fiserv, Inc. (NON)                                                                        1,217,257
------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.5%)
.........................................................................................................................
            62,600   AT&T Wireless Services, Inc. (NON)                                                          896,432
.........................................................................................................................
            41,900   Sprint Corp. (FON Group)                                                                    737,440
.........................................................................................................................
            92,400   Vodafone Group PLC ADR
                     (United Kingdom)                                                                          2,042,040
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,675,912
------------------------------------------------------------------------------------------------------------------------
Tobacco (1.6%)
.........................................................................................................................
            78,800   Altria Group, Inc.                                                                        3,943,940
------------------------------------------------------------------------------------------------------------------------
Toys (0.5%)
.........................................................................................................................
            63,000   Mattel, Inc.                                                                              1,149,750
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $222,382,712)                                                                    $238,316,845
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $7,975,163   Putnam Prime Money Market Fund (e)                                                       $7,975,163
.........................................................................................................................
         1,739,950   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.06% to 1.65% and
                     due dates ranging from July 1, 2004 to
                     August 10, 2004 (d)                                                                       1,739,650
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $9,714,813)                                                                        $9,714,813
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $232,097,525)                                                                    $248,031,658
------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2004 (Unaudited)
(aggregate face value $255,133)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Euro                         $121,148     $122,000     9/15/04          $(852)
...............................................................................
Japanese Yen                  137,250      133,133     9/15/04          4,117
------------------------------------------------------------------------------
                                                                       $3,265
------------------------------------------------------------------------------


Forward Currency Contracts to Sell at June 30, 2004 (Unaudited)
(aggregate face value $6,347,597)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
British Pound              $3,357,285   $3,374,625     9/15/04        $17,340
...............................................................................
Canadian Dollar             1,750,926    1,724,634     9/15/04        (26,292)
...............................................................................
Japanese Yen                1,251,750    1,248,338     9/15/04         (3,412)
------------------------------------------------------------------------------
                                                                     $(12,364)
------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2004 (Unaudited)
------------------------------------------------------------------------------
                                         Aggregate  Expiration     Unrealized
                                Value   Face Value        Date   Appreciation
...............................................................................
S&P 500 Index
(Long)                     $4,846,700   $4,828,824      Sep-04        $17,876
------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT Small Cap Value Fund

The fund's portfolio
June 30, 2004 (Unaudited)

COMMON STOCKS (98.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.2%)
.........................................................................................................................
            57,200   Valassis Communications, Inc. (NON) (S)                                                  $1,742,884
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (3.6%)
.........................................................................................................................
           809,850   AAR Corp. (NON)                                                                           9,191,798
.........................................................................................................................
            59,300   Curtiss-Wright Corp.                                                                      3,332,067
.........................................................................................................................
           100,000   Heico Corp.                                                                               1,825,000
.........................................................................................................................
            23,200   Heico Corp. Class A                                                                         323,640
.........................................................................................................................
            86,200   Herley Industries, Inc. (NON)                                                             1,684,348
.........................................................................................................................
           147,600   Innovative Solutions & Support, Inc. (NON)                                                2,881,152
.........................................................................................................................
           174,400   Teledyne Technologies, Inc. (NON)                                                         3,491,488
.........................................................................................................................
            68,500   United Defense Industries, Inc. (NON)                                                     2,397,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,126,993
------------------------------------------------------------------------------------------------------------------------
Airlines (1.0%)
.........................................................................................................................
           131,500   Airtran Holdings, Inc. (NON) (S)                                                          1,859,410
.........................................................................................................................
           315,800   SkyWest, Inc.                                                                             5,498,078
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,357,488
------------------------------------------------------------------------------------------------------------------------
Automotive (0.4%)
.........................................................................................................................
            29,700   CLARCOR, Inc.                                                                             1,360,260
.........................................................................................................................
           305,100   Tower Automotive, Inc. (NON) (S)                                                          1,110,564
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,470,824
------------------------------------------------------------------------------------------------------------------------
Banking (10.4%)
.........................................................................................................................
           512,900   BankAtlantic Bancorp, Inc. Class A (S)                                                    9,463,005
.........................................................................................................................
           367,600   Brookline Bancorp, Inc. (S)                                                               5,392,692
.........................................................................................................................
           247,000   Colonial Bancgroup, Inc.                                                                  4,487,990
.........................................................................................................................
           179,500   Commercial Federal Corp.                                                                  4,864,450
.........................................................................................................................
            62,200   East West Bancorp, Inc. (S)                                                               1,909,540
.........................................................................................................................
            43,300   First Community Bancorp                                                                   1,664,452
.........................................................................................................................
           105,200   First Niagara Financial Group, Inc.                                                       1,262,400
.........................................................................................................................
           131,450   Greater Bay Bancorp (S)                                                                   3,798,905
.........................................................................................................................
           126,200   Hudson United Bancorp                                                                     4,704,736
.........................................................................................................................
           176,700   Irwin Financial Corp. (S)                                                                 4,664,880
.........................................................................................................................
           442,500   Netbank, Inc. (S)                                                                         4,836,525
.........................................................................................................................
           103,500   NewAlliance Bancshares, Inc. (NON)                                                        1,444,860
.........................................................................................................................
            56,000   Oriental Financial Group (S)                                                              1,515,920
.........................................................................................................................
           183,200   Provident Bankshares Corp.                                                                5,283,488
.........................................................................................................................
           273,570   Republic Bancorp, Inc.                                                                    3,802,623
.........................................................................................................................
            45,900   Sovereign Bancorp, Inc.                                                                   1,014,390
.........................................................................................................................
           221,600   Sterling Bancshares, Inc. (S)                                                             3,144,504
.........................................................................................................................
            84,300   W Holding Co., Inc.                                                                       1,447,431
.........................................................................................................................
            79,600   Webster Financial Corp.                                                                   3,742,792
.........................................................................................................................
            48,000   Westcorp                                                                                  2,181,600
.........................................................................................................................
            34,700   Wintrust Financial Corp.                                                                  1,752,697
------------------------------------------------------------------------------------------------------------------------
                                                                                                              72,379,880
------------------------------------------------------------------------------------------------------------------------
Basic Materials (0.8%)
.........................................................................................................................
           167,200   Ameron International Corp.                                                                5,706,536
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.5%)
.........................................................................................................................
           329,600   Sinclair Broadcast Group, Inc. Class A                                                    3,384,992
------------------------------------------------------------------------------------------------------------------------
Building Materials (2.1%)
.........................................................................................................................
           524,100   Apogee Enterprises, Inc.                                                                  5,450,640
.........................................................................................................................
           301,700   Interface, Inc. Class A (NON) (S)                                                         2,633,841
.........................................................................................................................
           356,900   Lennox International, Inc.                                                                6,459,890
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,544,371
------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.3%)
.........................................................................................................................
            45,700   Bandag, Inc.                                                                              2,035,021
------------------------------------------------------------------------------------------------------------------------
Chemicals (5.0%)
.........................................................................................................................
           125,400   Airgas, Inc.                                                                              2,998,314
.........................................................................................................................
         1,010,400   Crompton Corp.                                                                            6,365,520
.........................................................................................................................
           157,900   H.B. Fuller Co. (S)                                                                       4,484,360
.........................................................................................................................
           957,500   Omnova Solutions, Inc. (NON)                                                              5,840,750
.........................................................................................................................
         1,037,500   PolyOne Corp. (NON) (S)                                                                   7,719,000
.........................................................................................................................
           208,300   RPM, Inc.                                                                                 3,166,160
.........................................................................................................................
           296,100   Tredegar Corp. (S)                                                                        4,776,093
------------------------------------------------------------------------------------------------------------------------
                                                                                                              35,350,197
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (2.0%)
.........................................................................................................................
            79,900   Banta Corp.                                                                               3,548,359
.........................................................................................................................
           138,700   Brink's Co. (The)                                                                         4,750,475
.........................................................................................................................
           212,000   ePlus, Inc. (NON)                                                                         2,257,800
.........................................................................................................................
           167,100   MPS Group, Inc. (NON) (S)                                                                 2,025,252
.........................................................................................................................
           115,800   RemedyTemp, Inc. Class A (NON)                                                            1,401,180
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,983,066
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (0.9%)
.........................................................................................................................
           242,600   Arris Group, Inc. (NON)                                                                   1,441,044
.........................................................................................................................
           192,200   Inter-Tel, Inc.                                                                           4,799,234
.........................................................................................................................
           192,700   Turnstone Systems, Inc. (NON)                                                                33,530
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,273,808
------------------------------------------------------------------------------------------------------------------------
Computers (0.7%)
.........................................................................................................................
            61,800   Anixter International, Inc. (S)                                                           2,103,054
.........................................................................................................................
           236,900   Iomega Corp. (NON)                                                                        1,321,902
.........................................................................................................................
           125,400   Xyratex Ltd. (Bermuda) (NON)                                                              1,605,120
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,030,076
------------------------------------------------------------------------------------------------------------------------
Conglomerates (2.0%)
.........................................................................................................................
           114,400   AMETEK, Inc.                                                                              3,534,960
.........................................................................................................................
           135,900   Crane Co. (Australia)                                                                     4,265,901
.........................................................................................................................
           448,300   Walter Industries, Inc.                                                                   6,105,846
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,906,707
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.3%)
.........................................................................................................................
           100,100   AmeriCredit Corp. (NON) (S)                                                               1,954,953
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.3%)
.........................................................................................................................
           152,000   American Greetings Corp. Class A (NON) (S)                                                3,523,360
.........................................................................................................................
           115,300   Elizabeth Arden, Inc. (NON)                                                               2,425,912
.........................................................................................................................
           123,800   Rayovac Corp. (NON)                                                                       3,478,780
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,428,052
------------------------------------------------------------------------------------------------------------------------
Consumer Services (1.5%)
.........................................................................................................................
           565,900   Ikon Office Solutions, Inc. (S)                                                           6,490,873
.........................................................................................................................
           470,700   Stewart Enterprises, Inc. Class A (NON)                                                   3,831,498
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,322,371
------------------------------------------------------------------------------------------------------------------------
Distribution (1.1%)
.........................................................................................................................
           133,100   Hughes Supply, Inc.                                                                       7,843,583
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.5%)
.........................................................................................................................
           477,350   Sierra Pacific Resources (NON)                                                            3,680,369
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (1.6%)
.........................................................................................................................
           122,200   Lincoln Electric Holdings, Inc. (S)                                                       4,165,798
.........................................................................................................................
            60,400   Smith (A.O.) Corp.                                                                        1,920,116
.........................................................................................................................
           182,000   Watsco, Inc.                                                                              5,108,740
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,194,654
------------------------------------------------------------------------------------------------------------------------
Electronics (3.8%)
.........................................................................................................................
           369,800   Agilysys, Inc. (S)                                                                        5,099,542
.........................................................................................................................
           255,800   Avnet, Inc. (NON) (S)                                                                     5,806,660
.........................................................................................................................
           647,400   General Cable Corp. (NON) (S)                                                             5,535,270
.........................................................................................................................
           110,700   Komag, Inc. (NON) (S)                                                                     1,546,479
.........................................................................................................................
           257,600   Monolithic System Technology, Inc. (NON)                                                  1,939,728
.........................................................................................................................
           483,700   X-Rite, Inc.                                                                              7,032,998
------------------------------------------------------------------------------------------------------------------------
                                                                                                              26,960,677
------------------------------------------------------------------------------------------------------------------------
Energy (1.9%)
.........................................................................................................................
           215,400   Global Industries, Ltd. (NON)                                                             1,232,088
.........................................................................................................................
           144,400   GulfMark Offshore, Inc. (NON) (S)                                                         2,278,632
.........................................................................................................................
            61,600   Hydril Co. (NON)                                                                          1,940,400
.........................................................................................................................
            50,000   National-Oilwell, Inc. (NON) (S)                                                          1,574,500
.........................................................................................................................
            52,100   Pride International, Inc. (NON) (S)                                                         891,431
.........................................................................................................................
           156,800   Tidewater, Inc.                                                                           4,672,640
.........................................................................................................................
            37,300   Varco International, Inc. (NON)                                                             816,497
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,406,188
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.3%)
.........................................................................................................................
            40,200   EMCOR Group, Inc. (NON) (S)                                                               1,767,996
------------------------------------------------------------------------------------------------------------------------
Financial (0.8%)
.........................................................................................................................
           243,400   Advanta Corp. Class B                                                                     5,578,728
------------------------------------------------------------------------------------------------------------------------
Food (1.1%)
.........................................................................................................................
            78,400   Chiquita Brands International, Inc. (NON)                                                 1,640,128
.........................................................................................................................
           325,400   Interstate Bakeries Corp. (S)                                                             3,530,590
.........................................................................................................................
            80,900   Ralcorp Holdings, Inc. (NON)                                                              2,847,680
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,018,398
------------------------------------------------------------------------------------------------------------------------
Health Care Services (3.1%)
.........................................................................................................................
            64,300   American Medical Security Group, Inc. (NON)                                               1,752,175
.........................................................................................................................
            50,800   AMERIGROUP Corp. (NON) (S)                                                                2,499,360
.........................................................................................................................
            77,200   D&K Healthcare Resources, Inc.                                                              926,400
.........................................................................................................................
           960,600   Hooper Holmes, Inc.                                                                       5,513,844
.........................................................................................................................
            38,900   Pediatrix Medical Group, Inc. (NON)                                                       2,717,165
.........................................................................................................................
           166,400   PSS World Medical, Inc. (NON) (S)                                                         1,863,680
.........................................................................................................................
            92,100   Sierra Health Services, Inc. (NON) (S)                                                    4,116,870
.........................................................................................................................
            67,100   Sunrise Assisted Living, Inc. (NON) (S)                                                   2,626,294
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,015,788
------------------------------------------------------------------------------------------------------------------------
Homebuilding (2.9%)
.........................................................................................................................
           328,900   Champion Enterprises, Inc. (NON)                                                          3,019,302
.........................................................................................................................
           836,600   Fleetwood Enterprises, Inc. (NON) (S)                                                    12,172,529
.........................................................................................................................
           116,075   Levitt Corp. Class A (NON)                                                                2,990,092
.........................................................................................................................
            34,500   Meritage Corp. (NON)                                                                      2,373,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,555,523
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.9%)
.........................................................................................................................
            67,900   Furniture Brands International, Inc. (S)                                                  1,700,895
.........................................................................................................................
           257,900   Haverty Furniture Cos., Inc.                                                              4,508,092
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,208,987
------------------------------------------------------------------------------------------------------------------------
Insurance (6.7%)
.........................................................................................................................
           171,300   AmerUs Group Co. (S)                                                                      7,091,820
.........................................................................................................................
            85,400   Bristol West Holdings, Inc.                                                               1,553,426
.........................................................................................................................
           385,000   Ceres Group, Inc. (NON)                                                                   2,363,900
.........................................................................................................................
            80,500   FBL Financial Group, Inc. Class A                                                         2,274,930
.........................................................................................................................
           252,200   Fremont General Corp. (S)                                                                 4,451,330
.........................................................................................................................
            86,900   Hub International, Ltd. (Canada)                                                          1,658,921
.........................................................................................................................
            79,100   Landamerica Financial Group, Inc. (S)                                                     3,079,363
.........................................................................................................................
            36,200   Navigators Group, Inc. (NON)                                                              1,045,818
.........................................................................................................................
            74,400   Philadelphia Consolidated Holding Corp. (NON)                                             4,469,208
.........................................................................................................................
           343,700   Presidential Life Corp.                                                                   6,193,474
.........................................................................................................................
            91,600   Stancorp Financial Group                                                                  6,137,200
.........................................................................................................................
           101,900   State Auto Financial Corp.                                                                3,130,368
.........................................................................................................................
            44,000   Stewart Information Services                                                              1,485,880
.........................................................................................................................
            49,400   Zenith National Insurance Corp. (S)                                                       2,400,840
------------------------------------------------------------------------------------------------------------------------
                                                                                                              47,336,478
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.6%)
.........................................................................................................................
           288,300   MCG Capital Corp. (S)                                                                     4,434,054
------------------------------------------------------------------------------------------------------------------------
Machinery (1.7%)
.........................................................................................................................
            94,900   Gardner Denver, Inc. (NON)                                                                2,647,710
.........................................................................................................................
           828,900   Milacron, Inc. (NON) (S)                                                                  3,315,600
.........................................................................................................................
            59,600   MSC Industrial Direct Co., Inc. Class A                                                   1,957,264
.........................................................................................................................
           184,400   Regal-Beloit Corp.                                                                        4,104,744
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,025,318
------------------------------------------------------------------------------------------------------------------------
Manufacturing (2.8%)
.........................................................................................................................
            68,100   Griffon Corp. (NON)                                                                       1,517,268
.........................................................................................................................
           240,600   Kaman Corp.                                                                               3,365,994
.........................................................................................................................
           300,100   Stewart & Stevenson Services, Inc.                                                        5,377,792
.........................................................................................................................
           105,600   Watts Industries, Inc. Class A                                                            2,845,920
.........................................................................................................................
           166,700   York International Corp.                                                                  6,846,369
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,953,343
------------------------------------------------------------------------------------------------------------------------
Medical Technology (2.8%)
.........................................................................................................................
            79,700   Conmed Corp. (NON)                                                                        2,183,780
.........................................................................................................................
           157,700   Datascope Corp.                                                                           6,259,113
.........................................................................................................................
            23,100   Dionex Corp. (NON)                                                                        1,274,427
.........................................................................................................................
            54,400   Edwards Lifesciences Corp. (NON) (S)                                                      1,895,840
.........................................................................................................................
           103,500   Hanger Orthopedic Group, Inc. (NON)                                                       1,213,020
.........................................................................................................................
            99,500   Serologicals Corp. (NON) (S)                                                              1,989,005
.........................................................................................................................
           157,900   Vital Signs, Inc.                                                                         4,585,416
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,400,601
------------------------------------------------------------------------------------------------------------------------
Metals (1.7%)
.........................................................................................................................
            97,600   Quanex Corp.                                                                              4,753,120
.........................................................................................................................
            28,900   Reliance Steel & Aluminum Co.                                                             1,165,248
.........................................................................................................................
            74,000   Steel Dynamics, Inc. (NON) (S)                                                            2,118,620
.........................................................................................................................
            56,600   Texas Industries, Inc.                                                                    2,330,222
.........................................................................................................................
            49,700   United States Steel Corp.                                                                 1,745,464
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,112,674
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (5.2%)
.........................................................................................................................
           130,300   Energy Partners, Ltd. (NON) (S)                                                           1,993,590
.........................................................................................................................
           273,900   Magnum Hunter Resources, Inc. (NON)                                                       2,843,082
.........................................................................................................................
            49,500   Premcor, Inc. (NON) (S)                                                                   1,856,250
.........................................................................................................................
            48,900   Quicksilver Resources, Inc. (NON) (S)                                                     3,279,723
.........................................................................................................................
           544,300   Range Resources Corp.                                                                     7,946,780
.........................................................................................................................
           140,700   Remington Oil & Gas Corp. (NON) (S)                                                       3,320,520
.........................................................................................................................
           159,900   St. Mary Land & Exploration Co. (S)                                                       5,700,435
.........................................................................................................................
           104,700   Universal Compression Holdings, Inc. (NON)                                                3,212,196
.........................................................................................................................
           363,600   Vintage Petroleum, Inc.                                                                   6,170,292
------------------------------------------------------------------------------------------------------------------------
                                                                                                              36,322,868
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (2.0%)
.........................................................................................................................
           357,900   Alpharma, Inc. Class A                                                                    7,329,792
.........................................................................................................................
            77,500   Andrx Group (NON)                                                                         2,164,575
.........................................................................................................................
           174,000   Owens & Minor, Inc.                                                                       4,506,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,000,967
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.2%)
.........................................................................................................................
            29,800   Imation Corp. (S)                                                                         1,269,778
------------------------------------------------------------------------------------------------------------------------
Publishing (0.3%)
.........................................................................................................................
           192,500   Playboy Enterprises, Inc. Class B (NON)                                                   2,234,925
------------------------------------------------------------------------------------------------------------------------
Railroads (0.1%)
.........................................................................................................................
            46,900   Rail America, Inc. (Private) (NON)                                                          684,740
------------------------------------------------------------------------------------------------------------------------
Real Estate (2.6%)
.........................................................................................................................
           150,500   Anworth Mortgage Asset Corp. (R)                                                          1,787,940
.........................................................................................................................
           137,700   Entertainment Properties Trust (R)                                                        4,921,398
.........................................................................................................................
           142,600   Friedman, Billings, Ramsey Group, Inc.
                     Class A (S)                                                                               2,822,054
.........................................................................................................................
           180,200   Getty Realty Corp. (R)                                                                    4,533,832
.........................................................................................................................
            16,900   Government Properties Trust, Inc.                                                           176,605
.........................................................................................................................
            85,800   Mills Corp. (R)                                                                           4,006,860
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,248,689
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.8%)
.........................................................................................................................
            29,900   CBRL Group, Inc.                                                                            922,415
.........................................................................................................................
           165,700   Landry's Restaurants, Inc.                                                                4,952,773
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,875,188
------------------------------------------------------------------------------------------------------------------------
Retail (7.3%)
.........................................................................................................................
            37,300   Aaron Rents, Inc.                                                                         1,236,122
.........................................................................................................................
           149,200   Claire's Stores, Inc.                                                                     3,237,640
.........................................................................................................................
           164,000   Coldwater Creek, Inc. (NON) (S)                                                           4,341,080
.........................................................................................................................
           149,700   CSK Auto Corp. (NON)                                                                      2,565,858
.........................................................................................................................
            66,800   Finlay Enterprises, Inc. (NON)                                                            1,257,176
.........................................................................................................................
            84,700   Movie Gallery, Inc. (S)                                                                   1,655,885
.........................................................................................................................
           179,800   Nash Finch Co. (S)                                                                        4,500,394
.........................................................................................................................
           301,300   Nautilus Group, Inc. (S)                                                                  5,878,363
.........................................................................................................................
           165,700   Nu Skin Enterprises, Inc. Class A                                                         4,195,524
.........................................................................................................................
           141,700   Payless ShoeSource, Inc. (NON) (S)                                                        2,112,747
.........................................................................................................................
           169,600   Pep Boys (The) - Manny, Moe, & Jack                                                       4,299,360
.........................................................................................................................
           289,600   Ruddick Corp.                                                                             6,501,520
.........................................................................................................................
            64,500   School Specialty, Inc. (NON) (S)                                                          2,341,995
.........................................................................................................................
            86,000   ShopKo Stores, Inc. (NON) (S)                                                             1,216,040
.........................................................................................................................
           105,000   Sonic Automotive, Inc. (S)                                                                2,325,750
.........................................................................................................................
            66,500   Sports Authority, Inc. (The) (NON)                                                        2,387,350
.........................................................................................................................
            41,500   Stage Stores, Inc. (NON) (S)                                                              1,562,890
------------------------------------------------------------------------------------------------------------------------
                                                                                                              51,615,694
------------------------------------------------------------------------------------------------------------------------
Semiconductor (1.9%)
.........................................................................................................................
            59,500   Applied Films Corp. (NON)                                                                 1,726,690
.........................................................................................................................
           261,900   Cohu, Inc.                                                                                4,986,576
.........................................................................................................................
           221,500   Helix Technology Corp. (S)                                                                4,724,595
.........................................................................................................................
            67,080   Rofin-Sinar Technologies, Inc. (NON)                                                      1,703,161
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,141,022
------------------------------------------------------------------------------------------------------------------------
Shipping (2.1%)
.........................................................................................................................
           237,200   EGL, Inc. (NON) (S)                                                                       6,309,520
.........................................................................................................................
           115,400   General Maritime Corp. (NON)                                                              3,166,576
.........................................................................................................................
            83,450   Stelmar Shipping, Ltd. (Greece)                                                           2,766,368
.........................................................................................................................
            73,600   Tsakos Energy Navigation, Ltd.
                     (Norway) (S)                                                                              2,499,456
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,741,920
------------------------------------------------------------------------------------------------------------------------
Software (1.0%)
.........................................................................................................................
            85,775   Ascential Software Corp. (NON)                                                            1,371,542
.........................................................................................................................
            46,000   Hyperion Solutions Corp. (NON) (S)                                                        2,011,120
.........................................................................................................................
            60,100   JDA Software Group, Inc. (NON)                                                              791,517
.........................................................................................................................
           178,000   S1 Corp. (NON)                                                                            1,769,320
.........................................................................................................................
           173,100   Verisity, Ltd. (NON)                                                                      1,038,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,982,099
------------------------------------------------------------------------------------------------------------------------
Staffing (0.1%)
.........................................................................................................................
            63,720   Kforce, Inc. (NON)                                                                          601,517
------------------------------------------------------------------------------------------------------------------------
Technology Services (2.3%)
.........................................................................................................................
           199,300   Acxiom Corp. (S)                                                                          4,948,619
.........................................................................................................................
           282,200   Digitas, Inc. (NON)                                                                       3,112,666
.........................................................................................................................
            59,800   Imagistics International, Inc. (NON)                                                      2,116,920
.........................................................................................................................
           197,400   MTS Systems Corp.                                                                         4,629,030
.........................................................................................................................
           123,100   Overland Storage, Inc. (NON)                                                              1,635,999
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,443,234
------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.2%)
.........................................................................................................................
           213,300   Boston Communications Group (NON) (S)                                                     2,186,325
.........................................................................................................................
           216,200   Earthlink, Inc. (NON)                                                                     2,237,670
.........................................................................................................................
            22,400   Equinix, Inc. (NON)                                                                         760,256
.........................................................................................................................
           195,000   General Communication, Inc. Class A (NON)                                                 1,548,300
.........................................................................................................................
           282,600   Primus Telecommunications GP (NON)                                                        1,435,608
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,168,159
------------------------------------------------------------------------------------------------------------------------
Textiles (2.4%)
.........................................................................................................................
           133,200   Kellwood Co.                                                                              5,800,860
.........................................................................................................................
           288,600   Phillips-Van Heusen Corp. (S)                                                             5,555,550
.........................................................................................................................
           205,600   Wolverine World Wide, Inc.                                                                5,397,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,753,410
------------------------------------------------------------------------------------------------------------------------
Toys (0.9%)
.........................................................................................................................
           423,800   Action Performance Cos., Inc. (S)                                                         6,386,665
------------------------------------------------------------------------------------------------------------------------
Transportation Services (0.5%)
.........................................................................................................................
            71,800   Landstar Systems, Inc. (NON) (S)                                                          3,796,066
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.4%)
.........................................................................................................................
           110,800   URS Corp. (NON)                                                                           3,035,920
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $508,954,443)                                                                    $693,794,439
------------------------------------------------------------------------------------------------------------------------
WARRANTS (--%) (a) (NON) (cost $23,492)
------------------------------------------------------------------------------------------------------------------------


Number of Warrants                                                                       Expiration Date           Value
.........................................................................................................................
            27,100   Magnum Hunter
                     Resources, Inc.                                                             3/21/05         $13,550
------------------------------------------------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS (15.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $99,852,369   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.06% to 1.65% and
                     due dates ranging from July 1, 2004 to
                     August 10, 2004 (d)                                                                     $99,830,604
.........................................................................................................................
         8,406,057   Putnam Prime Money Market Fund (e)                                                        8,406,057
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $108,236,661)                                                                    $108,236,661
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $617,214,596)                                                                    $802,044,650
------------------------------------------------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT Utilities Growth and Income Fund

The fund's portfolio
June 30, 2004 (Unaudited)

COMMON STOCKS (90.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Electric Utilities (54.1%)
.........................................................................................................................
           128,800   Alliant Energy Corp.                                                                     $3,359,104
.........................................................................................................................
           128,190   Ameren Corp. (S)                                                                          5,507,042
.........................................................................................................................
           155,857   American Electric Power Co., Inc. (S)                                                     4,987,424
.........................................................................................................................
            78,500   CMS Energy Corp. (NON)                                                                      716,700
.........................................................................................................................
           116,400   Consolidated Edison, Inc. (S)                                                             4,628,064
.........................................................................................................................
           287,821   Dominion Resources, Inc.                                                                 18,155,749
.........................................................................................................................
            92,927   DTE Energy Co. (S)                                                                        3,767,261
.........................................................................................................................
           603,845   Edison International                                                                     15,440,317
.........................................................................................................................
             8,750   Electrabel SA (Belgium)                                                                   2,805,023
.........................................................................................................................
           467,222   Electricidade de Portugal SA (Portugal)                                                   1,307,371
.........................................................................................................................
           105,859   Energy East Corp.                                                                         2,567,081
.........................................................................................................................
           326,996   Entergy Corp.                                                                            18,315,046
.........................................................................................................................
           561,387   Exelon Corp. (S)                                                                         18,688,573
.........................................................................................................................
           183,921   FirstEnergy Corp. (S)                                                                     6,880,485
.........................................................................................................................
           190,150   FPL Group, Inc. (S)                                                                      12,160,093
.........................................................................................................................
            60,700   Great Plains Energy, Inc.                                                                 1,802,790
.........................................................................................................................
            33,200   Hawaiian Electric Industries, Inc. (S)                                                      866,520
.........................................................................................................................
            59,436   Iberdrola SA (Spain) (S)                                                                  1,254,576
.........................................................................................................................
            68,870   Korea Electric Power Corp. (South Korea)                                                  1,109,075
.........................................................................................................................
            73,298   Northeast Utilities                                                                       1,427,112
.........................................................................................................................
            15,500   NSTAR                                                                                       742,140
.........................................................................................................................
           701,474   PG&E Corp. (NON) (SEG)                                                                   19,599,184
.........................................................................................................................
           138,955   Pinnacle West Capital Corp. (S)                                                           5,612,392
.........................................................................................................................
            34,434   PNM Resources, Inc. (S)                                                                     715,194
.........................................................................................................................
           185,150   PPL Corp.                                                                                 8,498,385
.........................................................................................................................
           168,469   Progress Energy, Inc. (S)                                                                 7,421,059
.........................................................................................................................
            79,800   Public Service Enterprise Group, Inc. (S)                                                 3,194,394
.........................................................................................................................
            60,749   Puget Energy, Inc. (S)                                                                    1,331,011
.........................................................................................................................
            97,600   SCANA Corp.                                                                               3,549,712
.........................................................................................................................
         1,275,500   Sierra Pacific Resources (NON) (S)                                                        9,834,105
.........................................................................................................................
           233,170   Southern Co. (The) (S)                                                                    6,796,906
.........................................................................................................................
            60,933   Teco Energy, Inc.                                                                           730,587
.........................................................................................................................
            25,300   TransAlta Corp. (Canada)                                                                    317,262
.........................................................................................................................
            36,687   Westar Energy, Inc.                                                                         730,438
.........................................................................................................................
           135,000   Wisconsin Energy Corp.                                                                    4,402,350
.........................................................................................................................
            21,600   WPS Resources Corp.                                                                       1,001,160
.........................................................................................................................
           226,758   XCEL Energy, Inc. (S)                                                                     3,789,126
------------------------------------------------------------------------------------------------------------------------
                                                                                                             204,010,811
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (7.0%)
.........................................................................................................................
           445,167   Dynegy, Inc. Class A (NON) (S)                                                            1,896,411
.........................................................................................................................
            31,100   Energen Corp. (S)                                                                         1,492,489
.........................................................................................................................
            93,900   Equitable Resources, Inc. (S)                                                             4,855,569
.........................................................................................................................
                39   KeySpan Corp.                                                                                 1,431
.........................................................................................................................
             9,887   Kinder Morgan, Inc.                                                                         586,200
.........................................................................................................................
           119,900   MDU Resources Group, Inc.                                                                 2,881,197
.........................................................................................................................
            35,875   National Fuel Gas Co.                                                                       896,875
.........................................................................................................................
           146,113   NiSource, Inc.                                                                            3,012,850
.........................................................................................................................
            41,911   ONEOK, Inc. (S)                                                                             921,623
.........................................................................................................................
             7,673   Piedmont Natural Gas Co., Inc.                                                              327,637
.........................................................................................................................
            53,100   Questar Corp.                                                                             2,051,784
.........................................................................................................................
           109,100   Sempra Energy (S)                                                                         3,756,313
.........................................................................................................................
            82,036   Southern Union Co. (NON)                                                                  1,729,319
.........................................................................................................................
            72,615   Vectren Corp. (S)                                                                         1,821,910
------------------------------------------------------------------------------------------------------------------------
                                                                                                              26,231,608
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (0.3%)
.........................................................................................................................
            27,400   Enbridge, Inc. (Canada) (S)                                                               1,002,566
------------------------------------------------------------------------------------------------------------------------
Power Producers (0.4%)
.........................................................................................................................
           661,535   International Power PLC
                     (United Kingdom) (NON)                                                                    1,685,477
------------------------------------------------------------------------------------------------------------------------
Regional Bells (6.8%)
.........................................................................................................................
           187,054   BellSouth Corp.                                                                           4,904,556
.........................................................................................................................
           354,250   SBC Communications, Inc.                                                                  8,590,563
.........................................................................................................................
           335,010   Verizon Communications, Inc.                                                             12,124,012
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,619,131
------------------------------------------------------------------------------------------------------------------------
Telecommunications (20.7%)
.........................................................................................................................
            30,700   ALLTEL Corp. (S)                                                                          1,554,034
.........................................................................................................................
            86,439   AT&T Wireless Services, Inc. (NON)                                                        1,237,806
.........................................................................................................................
            55,298   CenturyTel, Inc. (S)                                                                      1,661,152
.........................................................................................................................
         3,678,000   China Telecom Corp., Ltd. (China)                                                         1,285,041
.........................................................................................................................
           372,474   Deutsche Telekom AG (Germany) (NON)                                                       6,548,045
.........................................................................................................................
           181,673   France Telecom SA (France) (NON)                                                          4,734,321
.........................................................................................................................
           183,014   Koninklijke (Royal) KPN NV
                     (Netherlands)                                                                             1,393,819
.........................................................................................................................
            63,720   KT Corp. ADR (South Korea) (S)                                                            1,149,509
.........................................................................................................................
            44,870   KT Freetel Co., Ltd. (South Korea)                                                          778,912
.........................................................................................................................
           123,500   Nextel Communications, Inc. Class A (NON)                                                 3,292,510
.........................................................................................................................
               957   Nippon Telegraph and Telephone Corp.
                     (NTT) (Japan)                                                                             5,113,473
.........................................................................................................................
             1,314   NTT DoCoMo, Inc. (Japan)                                                                  2,348,364
.........................................................................................................................
           102,348   Portugal Telecom SGPS SA ADR
                     (Portugal)                                                                                1,109,452
.........................................................................................................................
            65,190   SK Telecom Co., Ltd. ADR
                     (South Korea) (S)                                                                         1,368,338
.........................................................................................................................
           188,500   Sprint Corp. (FON Group)                                                                  3,317,600
.........................................................................................................................
             3,352   Swisscom AG (Switzerland)                                                                 1,108,232
.........................................................................................................................
            21,300   TDC A/S 144A (Denmark)                                                                      692,113
.........................................................................................................................
            65,500   Tele Norte Leste Participacoes SA
                     ADR (Brazil)                                                                                833,815
.........................................................................................................................
           540,448   Telecom Corp. of New Zealand, Ltd.
                     (New Zealand)                                                                             2,016,971
.........................................................................................................................
           463,663   Telecom Italia Mobile SpA (Italy)                                                         2,628,671
.........................................................................................................................
         2,243,094   Telecom Italia SpA (Italy)                                                                6,972,463
.........................................................................................................................
           484,008   Telefonica SA (Spain)                                                                     7,154,456
.........................................................................................................................
             6,459   Telefonos de Mexico SA de CV
                     (Telmex) ADR Class L (Mexico)                                                               214,891
.........................................................................................................................
            72,600   Telenor ASA (Norway)                                                                        504,909
.........................................................................................................................
         8,800,564   Vodafone Group PLC (United Kingdom)                                                      19,270,423
------------------------------------------------------------------------------------------------------------------------
                                                                                                              78,289,320
------------------------------------------------------------------------------------------------------------------------
Telephone (0.8%)
.........................................................................................................................
           197,710   Telus Corp. (Canada)                                                                      2,970,222
------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.7%)
.........................................................................................................................
           133,968   Aqua America, Inc. (S)                                                                    2,686,058
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $261,817,427)                                                                    $342,495,193
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (7.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Cable Television (--%)
.........................................................................................................................
           $80,000   Rogers Cable Inc. sec. notes 6 1/4s,
                     2013 (Canada)                                                                               $75,314
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (3.2%)
.........................................................................................................................
           565,000   AEP Texas Central Co. sr. notes
                     Ser. D, 5 1/2s, 2013                                                                        565,463
.........................................................................................................................
           145,000   Appalachian Power Co. notes 3.6s, 2008                                                      141,376
.........................................................................................................................
           355,000   Arizona Public Services Co. notes
                     6 1/2s, 2012                                                                                379,252
.........................................................................................................................
            25,000   CenterPoint Energy Houston
                     Electric LLC general ref. mtge.
                     Ser. M2, 5 3/4s, 2014                                                                        25,390
.........................................................................................................................
            60,000   Cleveland Electric Illuminating Co.
                     (The) sec. notes Ser. D, 7.43s, 2009                                                         66,660
.........................................................................................................................
            40,000   Cleveland Electric Illuminating Co.
                     (The) 144A sr. notes 5.65s, 2013                                                             38,955
.........................................................................................................................
           270,000   Connecticut Light & Power Co. 1st mtge.
                     Ser. D, 7 7/8s, 2024                                                                        326,523
.........................................................................................................................
           430,000   Consumers Energy Co. 1st mtge.
                     Ser. B, 5 3/8s, 2013                                                                        421,082
.........................................................................................................................
            35,000   Dayton Power & Light Co. (The) 144A
                     1st mtge. 5 1/8s, 2013                                                                       33,528
.........................................................................................................................
           130,000   Detroit Edison Co. sec. notes 5.2s, 2012                                                    129,153
.........................................................................................................................
           818,000   Dominion Resources, Inc. sr. notes
                     8 1/8s, 2010                                                                                943,974
.........................................................................................................................
           400,000   Duke Capital Corp. sr. notes  Ser. A,
                     6 1/4s, 2005                                                                                413,050
.........................................................................................................................
           180,000   Duquesne Light Co. 1st mtge. Ser. O,
                     6.7s, 2012                                                                                  195,081
.........................................................................................................................
           340,000   Entergy Arkansas Inc. 1st mtge.
                     5.4s, 2018                                                                                  322,675
.........................................................................................................................
           620,000   Exelon Generation Co., LLC sr. notes
                     6.95s, 2011                                                                                 678,857
.........................................................................................................................
           480,000   FirstEnergy Corp. notes Ser. B,
                     6.45s, 2011                                                                                 497,644
.........................................................................................................................
           415,000   Florida Power & Light Co. 1st mtge.
                     5.95s, 2033                                                                                 410,193
.........................................................................................................................
           280,000   Florida Power & Light Co. 1st mtge.
                     5 5/8s, 2034                                                                                264,232
.........................................................................................................................
           325,000   Florida Power Corp. 1st mtge. 5.9s, 2033                                                    309,308
.........................................................................................................................
           110,000   Indianapolis Power & Light 144A
                     1st mtge. 6.3s, 2013                                                                        112,903
.........................................................................................................................
            75,000   Kansas Gas & Electric 1st mtge.
                     6.2s, 2006                                                                                   77,284
.........................................................................................................................
           625,000   Mission Energy Holding Co. sec. notes
                     13 1/2s, 2008                                                                               699,219
.........................................................................................................................
           230,000   Monongahela Power Co. 1st mtge.
                     5s, 2006                                                                                    234,834
.........................................................................................................................
            70,000   Nevada Power Co. 2nd mtge. 9s, 2013                                                          76,125
.........................................................................................................................
           155,000   New York State Electric & Gas Corp.
                     bonds 5 3/4s, 2023                                                                          145,439
.........................................................................................................................
           480,000   Niagara Mohawk Power Corp. sr. notes
                     Ser. G, 7 3/4s, 2008                                                                        540,317
.........................................................................................................................
            10,000   NiSource Finance Corp. company
                     guaranty 7 7/8s, 2010                                                                        11,464
.........................................................................................................................
           310,000   Oncor Electric Delivery Co. sec. notes
                     7 1/4s, 2033                                                                                343,724
.........................................................................................................................
           230,000   Oncor Electric Delivery Co. sec. notes
                     6 3/8s, 2012                                                                                246,140
.........................................................................................................................
            75,000   Pacific Gas & Electric Co. 1st mtge.
                     6.05s, 2034                                                                                  70,546
.........................................................................................................................
           110,000   Pacific Gas & Electric Co. 1st mtge.
                     4.8s, 2014                                                                                  104,318
.........................................................................................................................
            45,000   PacifiCorp Sinking Fund 1st mtge.
                     5.45s, 2013                                                                                  45,656
.........................................................................................................................
            35,000   Panhandle Eastern Pipe Line sr. notes
                     4.8s, 2008                                                                                   34,896
.........................................................................................................................
           340,000   Pepco Holdings, Inc. notes 5 1/2s, 2007                                                     350,997
.........................................................................................................................
            90,000   Potomac Edison Co. 1st mtge. 8s, 2024                                                        89,600
.........................................................................................................................
           193,977   Power Receivable Finance LLC 144A
                     sr. notes 6.29s, 2012                                                                       197,521
.........................................................................................................................
            50,000   Powergen U.S. Funding, LLC company
                     guaranty 4 1/2s, 2004                                                                        50,351
.........................................................................................................................
            10,000   PP&L Capital Funding, Inc. company
                     guaranty Ser. D, 8 3/8s, 2007                                                                11,138
.........................................................................................................................
           435,000   Progress Energy, Inc. sr. notes 6.05s, 2007                                                 458,592
.........................................................................................................................
           335,000   PSEG Power, LLC company guaranty
                     6.95s, 2012                                                                                 364,274
.........................................................................................................................
            35,000   Public Service Company of New Mexico
                     sr. notes 4.4s, 2008                                                                         34,789
.........................................................................................................................
           320,000   Public Service Electric & Gas Co. 1st mtge.
                     FRN 6 3/8s, 2008                                                                            343,146
.........................................................................................................................
           175,000   Public Services Co. of Colorado sr. notes
                     Ser. A, 6 7/8s, 2009                                                                        193,430
.........................................................................................................................
            35,000   Rochester Gas & Electric notes
                     6 3/8s, 2033                                                                                 35,280
.........................................................................................................................
           175,000   South Carolina Electric & Gas Co.
                     1st mtge. 5.8s, 2033                                                                        168,077
.........................................................................................................................
            55,000   Southern California Edison Co. 1st mtge.
                     6s, 2034                                                                                     52,700
.........................................................................................................................
           150,000   Southern California Edison Co. 1st mtge.
                     5s, 2014                                                                                    145,934
.........................................................................................................................
           225,000   Southern Power Co. sr. notes Ser. D,
                      4 7/8s, 2015                                                                               208,789
.........................................................................................................................
           175,000   Tampa Electric Co. notes 6 7/8s, 2012                                                       186,634
.........................................................................................................................
           160,000   Western Resources, Inc. 1st mtge.
                     7 7/8s, 2007                                                                                176,120
.........................................................................................................................
           120,000   Wisconsin Electric Power notes
                     4 1/2s, 2013                                                                                114,361
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,086,994
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.2%)
.........................................................................................................................
            65,000   CenterPoint Energy Resources Corp.
                     debs. 8.9s, 2006                                                                             72,375
.........................................................................................................................
            80,000   CenterPoint Energy Resources Corp.
                     notes 7 3/4s, 2011                                                                           88,886
.........................................................................................................................
           190,000   Duke Energy Field Services, LLC
                     notes 7 7/8s, 2010                                                                          216,537
.........................................................................................................................
            30,000   KeySpan Corp. notes 7 5/8s, 2010                                                             34,509
.........................................................................................................................
           170,000   National Fuel Gas Co. notes 5 1/4s, 2013                                                    168,089
.........................................................................................................................
           170,000   Texas Eastern Transmission LP sr. notes
                     7s, 2032                                                                                    177,735
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 758,131
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (0.2%)
.........................................................................................................................
           155,000   Canadian Natural Resources, Ltd.
                     sr. notes 5.45s, 2012 (Canada)                                                              157,078
.........................................................................................................................
            10,000   Kerr-McGee Corp. company guaranty
                     6 7/8s, 2011                                                                                 10,758
.........................................................................................................................
           150,000   Louis Dreyfus Natural Gas Corp. notes
                     6 7/8s, 2007                                                                                161,072
.........................................................................................................................
           290,000   MidAmerican Energy Holdings Co.
                     sr. notes 4 5/8s, 2007                                                                      293,280
.........................................................................................................................
            60,000   Motiva Enterprises, LLC 144A sr. notes
                     5.2s, 2012                                                                                   59,734
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 681,922
------------------------------------------------------------------------------------------------------------------------
Regional Bells (0.4%)
.........................................................................................................................
           150,000   Ameritech Capital Funding company
                     guaranty 6 1/4s, 2009                                                                       159,734
.........................................................................................................................
           240,000   Bellsouth Capital Funding notes
                     7 3/4s, 2010                                                                                274,168
.........................................................................................................................
            15,000   Michigan Bell Telephone Co. debs.
                     7.85s, 2022                                                                                  17,474
.........................................................................................................................
         1,020,000   Verizon Global Funding Corp. notes
                     7 1/4s, 2010                                                                              1,140,335
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,591,711
------------------------------------------------------------------------------------------------------------------------
Telecommunications (3.1%)
.........................................................................................................................
           560,000   AT&T Corp. sr. notes 8.05s, 2011                                                            574,965
.........................................................................................................................
           150,000   AT&T Wireless Services, Inc. sr. notes
                     8 3/4s, 2031                                                                                182,875
.........................................................................................................................
         1,250,000   AT&T Wireless Services, Inc. sr. notes
                     7 7/8s, 2011                                                                              1,421,829
.........................................................................................................................
           160,000   British Telecommunications PLC
                     bonds 8 7/8s, 2030 (United Kingdom)                                                         197,390
.........................................................................................................................
         1,045,000   British Telecommunications PLC
                     notes 8 3/8s, 2010 (United Kingdom)                                                       1,217,438
.........................................................................................................................
           325,000   Cingular Wireless, LLC sr. notes
                     5 5/8s, 2006                                                                                339,765
.........................................................................................................................
           255,000   Deutsche Telekom International Finance
                     BV bonds 8 1/2s, 2010 (Netherlands)                                                         297,982
.........................................................................................................................
         1,255,000   Deutsche Telekom International Finance
                     BV company guaranty 8 3/4s,
                     2030 (Netherlands)                                                                        1,535,619
.........................................................................................................................
           100,000   Deutsche Telekom International Finance
                     BV notes 5 1/4s, 2013 (Netherlands)                                                          97,353
.........................................................................................................................
           335,000   France Telecom notes 9 1/2s, 2031 (France)                                                  420,432
.........................................................................................................................
           740,000   France Telecom notes 7 3/4s, 2011 (France)                                                  857,528
.........................................................................................................................
            65,000   Koninklijke (Royal) KPN NV sr. unsub.
                     notes 8 3/8s, 2030 (Netherlands)                                                             78,969
.........................................................................................................................
           300,000   Koninklijke (Royal) KPN NV sr. unsub.
                     notes 8s, 2010 (Netherlands)                                                                347,362
.........................................................................................................................
         1,300,000   Sprint Capital Corp. company guaranty
                     7 5/8s, 2011                                                                              1,437,136
.........................................................................................................................
           545,000   Sprint Capital Corp. company guaranty
                     6 7/8s, 2028                                                                                523,880
.........................................................................................................................
           340,000   Sprint Capital Corp. company guaranty
                     6 1/8s, 2008                                                                                357,380
.........................................................................................................................
           100,000   Telecom Italia Capital 144A company
                     guaranty 6 3/8s, 2033 (Luxembourg)                                                           96,535
.........................................................................................................................
            50,000   Telecom Italia Capital 144A company
                     guaranty 5 1/4s, 2013 (Luxembourg)                                                           48,395
.........................................................................................................................
           145,000   Telecom Italia Capital 144A company
                     guaranty 4s, 2008 (Luxembourg)                                                              142,440
.........................................................................................................................
            75,000   United States Cellular Corp. notes
                     6.7s, 2033                                                                                   70,924
.........................................................................................................................
           365,000   Verizon Wireless, Inc. notes 5 3/8s, 2006                                                   381,141
.........................................................................................................................
            45,000   Vodafone Group PLC notes 7 7/8s, 2030
                     (United Kingdom)                                                                             53,532
.........................................................................................................................
           795,000   Vodafone Group PLC notes 7 3/4s, 2010
                     (United Kingdom)                                                                            911,542
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,592,412
------------------------------------------------------------------------------------------------------------------------
Telephone (0.8%)
.........................................................................................................................
         1,870,000   New England Telephone & Telegraph Co.
                     debs. 7 7/8s, 2029                                                                        2,132,526
.........................................................................................................................
           615,000   Telefonica Europe BV company guaranty
                     7 3/4s, 2010 (Netherlands)                                                                  703,409
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,835,935
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $28,961,609)                                                                      $29,622,419
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (17.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $5,745,045   Putnam Prime Money Market Fund (e)                                                       $5,745,045
.........................................................................................................................
        59,779,420   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.06% to 1.65% and
                     due dates ranging from July 1, 2004 to
                     August 10, 2004 (d)                                                                      59,766,570
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $65,511,615)                                                                      $65,511,615
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $356,290,651)                                                                    $437,629,227
------------------------------------------------------------------------------------------------------------------------


DIVERSIFICATION BY COUNTRY
------------------------------------------------------------------------------
Distribution of investments by country of issue at June 30, 2004:
(as a percentage of Market Value)
------------------------------------------------------------------------------
Belgium                                                                   0.6%
...............................................................................
Canada                                                                    1.0
...............................................................................
France                                                                    1.4
...............................................................................
Germany                                                                   1.5
...............................................................................
Italy                                                                     2.2
...............................................................................
Japan                                                                     1.7
...............................................................................
Netherlands                                                               1.0
...............................................................................
New Zealand                                                               0.5
...............................................................................
Portugal                                                                  0.6
...............................................................................
South Korea                                                               1.0
...............................................................................
Spain                                                                     1.9
...............................................................................
United Kingdom                                                            5.3
...............................................................................
United States                                                            80.1
...............................................................................
Other                                                                     1.2
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2004 (Unaudited)
(aggregate face value $5,301,414)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollar            $122,933     $123,937     9/15/04        $(1,004)
...............................................................................
British Pound                 567,383      570,839     9/15/04         (3,456)
...............................................................................
Danish Krone                  235,419      236,395     9/15/04           (976)
...............................................................................
Hong Kong Dollar            1,558,303    1,558,243     9/15/04             60
...............................................................................
Japanese Yen                1,011,752      981,406     9/15/04         30,346
...............................................................................
Norwegian Krone               457,575      475,410     9/15/04        (17,835)
...............................................................................
Swedish Krona               1,339,505    1,355,184     9/15/04        (15,679)
------------------------------------------------------------------------------
                                                                      $(8,544)
------------------------------------------------------------------------------

Forward Currency Contracts to Sell at June 30, 2004 (Unaudited)
(aggregate face value $15,132,848)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Canadian Dollar            $3,534,785   $3,481,707     9/15/04       $(53,078)
...............................................................................
Euro                       10,313,374   10,258,249     9/15/04        (55,125)
...............................................................................
Mexican Peso                   20,611       20,381     9/15/04           (230)
...............................................................................
New Zealand Dollar          1,327,435    1,305,764     9/15/04        (21,671)
...............................................................................
Swiss Franc                    66,682       66,747     9/15/04             65
------------------------------------------------------------------------------
                                                                    $(130,039)
------------------------------------------------------------------------------

Futures Contracts Outstanding at June 30, 2004 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate  Expiration   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
U.S. Treasury Bond
20 yr (Long)               $1,170,125   $1,148,730      Sep-04        $21,395
...............................................................................
U.S. Treasury Note
5 yr (Short)                4,564,876    4,546,718      Sep-04        (18,158)
...............................................................................
U.S. Treasury Note
10 yr (Long)                1,311,938    1,293,595      Sep-04         18,343
------------------------------------------------------------------------------
                                                                      $21,580
------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT Vista Fund

The fund's portfolio
June 30, 2004 (Unaudited)

COMMON STOCKS (99.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.3%)
.........................................................................................................................
           116,200   Interpublic Group of Cos., Inc.
                     (The) (NON) (S)                                                                          $1,595,426
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (1.4%)
.........................................................................................................................
            42,600   Precision Castparts Corp.                                                                 2,329,794
.........................................................................................................................
            46,100   Rockwell Collins, Inc.                                                                    1,536,052
.........................................................................................................................
            96,000   United Defense Industries, Inc. (NON)                                                     3,360,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,225,846
------------------------------------------------------------------------------------------------------------------------
Automotive (1.1%)
.........................................................................................................................
           126,600   Autoliv, Inc.                                                                             5,342,520
------------------------------------------------------------------------------------------------------------------------
Banking (0.6%)
.........................................................................................................................
            81,100   Doral Financial Corp.                                                                     2,797,950
------------------------------------------------------------------------------------------------------------------------
Biotechnology (4.3%)
.........................................................................................................................
            74,100   Amylin Pharmaceuticals, Inc. (NON) (S)                                                    1,689,480
.........................................................................................................................
           122,300   Biogen Idec, Inc. (NON) (S)                                                               7,735,475
.........................................................................................................................
            50,300   IDEXX Laboratories, Inc. (NON)                                                            3,165,882
.........................................................................................................................
            82,500   Invitrogen Corp. (NON)                                                                    5,939,175
.........................................................................................................................
            59,500   Neurocrine Biosciences, Inc. (NON) (S)                                                    3,085,075
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,615,087
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.4%)
.........................................................................................................................
            69,600   XM Satellite Radio Holdings, Inc.
                     Class A (NON) (S)                                                                         1,899,384
------------------------------------------------------------------------------------------------------------------------
Building Materials (1.7%)
.........................................................................................................................
           125,800   American Standard Cos., Inc. (NON) (S)                                                    5,070,998
.........................................................................................................................
            71,140   Vulcan Materials Co. (S)                                                                  3,382,707
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,453,705
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.8%)
.........................................................................................................................
            52,000   CDW Corp.                                                                                 3,315,520
.........................................................................................................................
            10,070   Corporate Executive Board Co. (The)                                                         581,945
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,897,465
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (1.7%)
.........................................................................................................................
           133,300   Corning, Inc. (S)                                                                         1,740,898
.........................................................................................................................
           196,300   Foundry Networks, Inc. (NON)                                                              2,761,941
.........................................................................................................................
            79,000   Harris Corp.                                                                              4,009,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,512,089
------------------------------------------------------------------------------------------------------------------------
Computers (3.5%)
.........................................................................................................................
           110,600   Lexmark International, Inc. (NON)                                                        10,676,218
.........................................................................................................................
           327,400   Network Appliance, Inc. (NON) (S)                                                         7,048,922
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,725,140
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.8%)
.........................................................................................................................
            57,900   Harman International
                     Industries, Inc.                                                                          5,268,900
.........................................................................................................................
            48,100   ITT Industries, Inc.                                                                      3,992,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,261,200
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (2.5%)
.........................................................................................................................
            86,300   Capital One Financial Corp. (S)                                                           5,901,194
.........................................................................................................................
           176,200   Nelnet, Inc. Class A (NON)                                                                3,127,550
.........................................................................................................................
           234,300   Providian Financial Corp.                                                                 3,437,181
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,465,925
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (2.4%)
.........................................................................................................................
           108,050   Alberto-Culver Co. Class B                                                                5,417,627
.........................................................................................................................
            46,200   Scotts Co. (The) Class A (NON)                                                            2,951,256
.........................................................................................................................
           133,800   Yankee Candle Co., Inc. (The) (NON)                                                       3,913,650
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,282,533
------------------------------------------------------------------------------------------------------------------------
Consumer Services (1.4%)
.........................................................................................................................
            62,100   Alliance Data Systems Corp. (NON) (S)                                                     2,623,725
.........................................................................................................................
            76,600   Getty Images, Inc. (Canada) (NON) (S)                                                     4,596,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,219,725
------------------------------------------------------------------------------------------------------------------------
Containers (0.3%)
.........................................................................................................................
            22,600   Ball Corp.                                                                                1,628,330
------------------------------------------------------------------------------------------------------------------------
Distribution (0.3%)
.........................................................................................................................
            36,620   SCP Pool Corp. (S)                                                                        1,647,900
------------------------------------------------------------------------------------------------------------------------
Electronics (9.0%)
.........................................................................................................................
         1,883,300   Agere Systems, Inc. Class A (NON)                                                         4,331,590
.........................................................................................................................
            81,400   Altera Corp. (NON)                                                                        1,808,708
.........................................................................................................................
            93,450   Benchmark Electronics, Inc. (NON)                                                         2,719,395
.........................................................................................................................
           164,100   Integrated Device Technology, Inc. (NON)                                                  2,271,144
.........................................................................................................................
           103,600   International Rectifier Corp. (NON) (S)                                                   4,291,112
.........................................................................................................................
           151,800   Linear Technology Corp.                                                                   5,991,546
.........................................................................................................................
            60,200   Marvell Technology Group, Ltd.
                     (Bermuda) (NON) (S)                                                                       1,607,340
.........................................................................................................................
            70,600   Omnivision Technologies, Inc. (NON) (S)                                                   1,126,070
.........................................................................................................................
           506,400   SanDisk Corp. (NON) (S)                                                                  10,983,816
.........................................................................................................................
            55,400   Silicon Laboratories, Inc. (NON) (S)                                                      2,567,790
.........................................................................................................................
           271,000   Storage Technology Corp. (NON) (S)                                                        7,859,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              45,557,511
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.4%)
.........................................................................................................................
            53,100   International Game Technology                                                             2,049,660
------------------------------------------------------------------------------------------------------------------------
Health Care Services (2.3%)
.........................................................................................................................
            37,400   Anthem, Inc. (NON) (S)                                                                    3,349,544
.........................................................................................................................
            38,900   Caremark Rx, Inc. (NON) (S)                                                               1,281,366
.........................................................................................................................
            61,400   Laboratory Corp. of
                     America Holdings (NON) (S)                                                                2,437,580
.........................................................................................................................
            40,200   WellPoint Health Networks, Inc. (NON)                                                     4,502,802
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,571,292
------------------------------------------------------------------------------------------------------------------------
Homebuilding (1.3%)
.........................................................................................................................
            13,700   NVR, Inc. (S)                                                                             6,633,540
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (1.0%)
.........................................................................................................................
            73,000   Whirlpool Corp.                                                                           5,007,800
------------------------------------------------------------------------------------------------------------------------
Insurance (1.8%)
.........................................................................................................................
            48,300   Everest Re Group, Ltd. (Barbados)                                                         3,881,388
.........................................................................................................................
           127,700   W.R. Berkley Corp. (S)                                                                    5,484,715
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,366,103
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.9%)
.........................................................................................................................
           162,400   Ameritrade Holding Corp. Class A (NON)                                                    1,843,240
.........................................................................................................................
            68,200   Bear Stearns Co., Inc. (The) (S)                                                          5,749,942
.........................................................................................................................
            76,100   Legg Mason, Inc.                                                                          6,925,861
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,519,043
------------------------------------------------------------------------------------------------------------------------
Leisure (0.5%)
.........................................................................................................................
            41,000   Harley-Davidson, Inc.                                                                     2,539,540
------------------------------------------------------------------------------------------------------------------------
Machinery (3.6%)
.........................................................................................................................
            81,900   Briggs & Stratton Corp.                                                                   7,235,865
.........................................................................................................................
           108,500   Terex Corp.                                                                               3,703,105
.........................................................................................................................
           107,200   Toro Co. (The)                                                                            7,511,504
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,450,474
------------------------------------------------------------------------------------------------------------------------
Manufacturing (1.1%)
.........................................................................................................................
             8,500   Graco, Inc.                                                                                 263,925
.........................................................................................................................
           154,150   IDEX Corp. (S)                                                                            5,295,053
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,558,978
------------------------------------------------------------------------------------------------------------------------
Medical Technology (6.5%)
.........................................................................................................................
            95,400   Biomet, Inc.                                                                              4,239,576
.........................................................................................................................
           174,700   C.R. Bard, Inc.                                                                           9,896,755
.........................................................................................................................
            16,300   Charles River Laboratories
                     International, Inc. (NON)                                                                   796,581
.........................................................................................................................
            81,400   Gen-Probe, Inc. (NON)                                                                     3,851,848
.........................................................................................................................
            48,850   Inamed Corp. (NON)                                                                        3,070,223
.........................................................................................................................
            40,700   Kinetic Concepts, Inc. (NON)                                                              2,030,930
.........................................................................................................................
            32,300   Respironics, Inc. (NON)                                                                   1,897,625
.........................................................................................................................
            50,500   St. Jude Medical, Inc.                                                                    3,820,325
.........................................................................................................................
            30,800   Varian Medical Systems, Inc.                                                              2,443,980
.........................................................................................................................
            32,800   Wright Medical Group, Inc. (NON) (S)                                                      1,167,680
------------------------------------------------------------------------------------------------------------------------
                                                                                                              33,215,523
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (1.0%)
.........................................................................................................................
           114,600   HNI Corp.                                                                                 4,851,018
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (7.2%)
.........................................................................................................................
           115,600   Amerada Hess Corp. (S)                                                                    9,154,364
.........................................................................................................................
           105,400   Burlington Resources, Inc.                                                                3,813,372
.........................................................................................................................
           129,300   Chesapeake Energy Corp.                                                                   1,903,296
.........................................................................................................................
           186,400   EOG Resources, Inc. (S)                                                                  11,129,944
.........................................................................................................................
            67,600   Newfield Exploration Co. (NON)                                                            3,768,024
.........................................................................................................................
            55,500   Pogo Producing Co.                                                                        2,741,700
.........................................................................................................................
            64,100   Sunoco, Inc.                                                                              4,078,042
------------------------------------------------------------------------------------------------------------------------
                                                                                                              36,588,742
------------------------------------------------------------------------------------------------------------------------
Other (0.3%)
.........................................................................................................................
            13,800   Midcap SPDR Trust (S)                                                                     1,533,180
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (6.2%)
.........................................................................................................................
            29,600   Allergan, Inc. (SEG)                                                                      2,649,792
.........................................................................................................................
           129,900   Andrx Group (NON)                                                                         3,628,107
.........................................................................................................................
            95,250   Barr Pharmaceuticals, Inc. (NON)                                                          3,209,925
.........................................................................................................................
           179,800   Endo Pharmaceuticals Holdings, Inc. (NON) (S)                                             4,216,310
.........................................................................................................................
           161,500   Eon Labs, Inc. (NON) (S)                                                                  6,610,195
.........................................................................................................................
            31,800   Impax Laboratories, Inc. (NON) (S)                                                          616,284
.........................................................................................................................
           221,000   King Pharmaceuticals, Inc. (NON)                                                          2,530,450
.........................................................................................................................
           125,400   Medicis Pharmaceutical Corp. Class A (S)                                                  5,009,730
.........................................................................................................................
           150,750   Mylan Laboratories, Inc. (S)                                                              3,052,688
------------------------------------------------------------------------------------------------------------------------
                                                                                                              31,523,481
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.2%)
.........................................................................................................................
           187,400   Lexar Media, Inc. (NON) (S)                                                               1,251,832
------------------------------------------------------------------------------------------------------------------------
Restaurants (1.6%)
.........................................................................................................................
           190,900   Starbucks Corp. (NON) (S)                                                                 8,300,332
------------------------------------------------------------------------------------------------------------------------
Retail (12.0%)
.........................................................................................................................
           146,100   Abercrombie & Fitch Co. Class A                                                           5,661,375
.........................................................................................................................
           116,400   Advance Auto Parts, Inc. (NON)                                                            5,142,552
.........................................................................................................................
           138,200   Aeropostale, Inc. (NON)                                                                   3,718,962
.........................................................................................................................
            16,600   AutoZone, Inc. (NON)                                                                      1,329,660
.........................................................................................................................
            44,700   Chico's FAS, Inc. (NON) (S)                                                               2,018,652
.........................................................................................................................
           452,200   Claire's Stores, Inc.                                                                     9,812,740
.........................................................................................................................
           139,900   Coach, Inc. (NON)                                                                         6,322,081
.........................................................................................................................
            99,600   Fossil, Inc. (NON) (S)                                                                    2,714,100
.........................................................................................................................
            99,300   Michaels Stores, Inc.                                                                     5,461,500
.........................................................................................................................
           222,200   RadioShack Corp.                                                                          6,361,586
.........................................................................................................................
           356,300   Staples, Inc.                                                                            10,443,153
.........................................................................................................................
            21,700   Whole Foods Market, Inc. (S)                                                              2,071,265
------------------------------------------------------------------------------------------------------------------------
                                                                                                              61,057,626
------------------------------------------------------------------------------------------------------------------------
Schools (1.4%)
.........................................................................................................................
            48,800   Apollo Group, Inc. Class A (NON) (S)                                                      4,308,552
.........................................................................................................................
            62,700   Career Education Corp. (NON)                                                              2,856,612
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,165,164
------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.7%)
.........................................................................................................................
           127,980   Sigmatel, Inc. (NON)                                                                      3,719,099
------------------------------------------------------------------------------------------------------------------------
Shipping (0.1%)
.........................................................................................................................
            12,300   CNF Transportation, Inc.                                                                    511,188
------------------------------------------------------------------------------------------------------------------------
Software (11.0%)
.........................................................................................................................
           257,900   Adobe Systems, Inc. (S)                                                                  11,992,350
.........................................................................................................................
            63,400   Autodesk, Inc.                                                                            2,714,154
.........................................................................................................................
           573,400   BMC Software, Inc. (NON) (SEG)                                                           10,607,900
.........................................................................................................................
           291,700   Citrix Systems, Inc. (NON)                                                                5,939,012
.........................................................................................................................
            75,400   Mercury Interactive Corp. (NON) (S)                                                       3,757,182
.........................................................................................................................
           540,100   Siebel Systems, Inc. (NON)                                                                5,768,267
.........................................................................................................................
           223,400   Symantec Corp. (NON) (S)                                                                  9,780,452
.........................................................................................................................
           184,100   Veritas Software Corp. (NON)                                                              5,099,570
------------------------------------------------------------------------------------------------------------------------
                                                                                                              55,658,887
------------------------------------------------------------------------------------------------------------------------
Technology (0.5%)
.........................................................................................................................
            60,300   CACI International, Inc. Class A (NON)                                                    2,438,532
------------------------------------------------------------------------------------------------------------------------
Technology Services (1.4%)
.........................................................................................................................
           107,400   Cognizant Technology Solutions Corp. (NON)                                                2,729,033
.........................................................................................................................
           210,500   VeriSign, Inc. (NON)                                                                      4,188,950
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,917,983
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.7%)
.........................................................................................................................
            70,400   Stericycle, Inc. (NON) (S)                                                                3,642,497
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $416,545,419)                                                                    $503,199,250
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (19.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $3,295,795   Putnam Prime Money Market Fund (e)                                                       $3,295,795
.........................................................................................................................
        93,632,418   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.06% to 1.65% and
                     due dates ranging from July 1, 2004 to
                     August 10, 2004 (d)                                                                      93,632,418
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $96,928,213)                                                                      $96,928,213
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $513,473,632)                                                                    $600,127,463
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2004 (Unaudited)
------------------------------------------------------------------------------
                                         Aggregate  Expiration     Unrealized
                                Value   Face Value        Date   Appreciation
...............................................................................
NASDAQ 100 Index
(Long)                       $152,100     $148,304      Sep-04         $3,796
...............................................................................
Russell 2000 Index
(Long)                      1,184,700    1,136,015      Sep-04         48,685
...............................................................................
S&P 500 Index
(Long)                      2,565,900    2,563,659      Sep-04          2,241
------------------------------------------------------------------------------
                                                                      $54,722
------------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.





Putnam VT Voyager Fund

The fund's portfolio
June 30, 2004 (Unaudited)

COMMON STOCKS (99.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.2%)
.........................................................................................................................
           102,400   Omnicom Group, Inc.                                                                      $7,771,136
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (1.4%)
.........................................................................................................................
           392,700   Boeing Co. (The)                                                                         20,063,043
.........................................................................................................................
           103,300   L-3 Communications Holdings, Inc.                                                         6,900,440
.........................................................................................................................
           186,300   United Technologies Corp.                                                                17,042,724
------------------------------------------------------------------------------------------------------------------------
                                                                                                              44,006,207
------------------------------------------------------------------------------------------------------------------------
Banking (1.5%)
.........................................................................................................................
           122,000   Commerce Bancorp, Inc. (S)                                                                6,711,220
.........................................................................................................................
           205,900   Doral Financial Corp. (S)                                                                 7,103,550
.........................................................................................................................
           331,800   State Street Corp.                                                                       16,271,472
.........................................................................................................................
           323,300   U.S. Bancorp                                                                              8,910,148
.........................................................................................................................
           131,900   Wells Fargo & Co.                                                                         7,548,637
------------------------------------------------------------------------------------------------------------------------
                                                                                                              46,545,027
------------------------------------------------------------------------------------------------------------------------
Beverage (3.7%)
.........................................................................................................................
           481,600   Coca-Cola Co. (The)                                                                      24,311,168
.........................................................................................................................
           691,500   Coca-Cola Enterprises, Inc.                                                              20,046,585
.........................................................................................................................
           423,600   Pepsi Bottling Group, Inc. (The) (S)                                                     12,936,744
.........................................................................................................................
         1,042,100   PepsiCo, Inc.                                                                            56,148,348
------------------------------------------------------------------------------------------------------------------------
                                                                                                             113,442,845
------------------------------------------------------------------------------------------------------------------------
Biotechnology (2.6%)
.........................................................................................................................
           660,100   Amgen, Inc. (NON)                                                                        36,021,657
.........................................................................................................................
           137,400   Amylin Pharmaceuticals, Inc. (NON) (S)                                                    3,132,720
.........................................................................................................................
           167,100   Biogen Idec, Inc. (NON)                                                                  10,569,075
.........................................................................................................................
           126,800   Genentech, Inc. (NON)                                                                     7,126,160
.........................................................................................................................
           195,900   Genzyme Corp. (NON)                                                                       9,271,947
.........................................................................................................................
           199,700   Gilead Sciences, Inc. (NON)                                                              13,379,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                              79,501,459
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.4%)
.........................................................................................................................
           368,200   Masco Corp.                                                                              11,480,476
.........................................................................................................................
            20,400   Vulcan Materials Co. (S)                                                                    970,020
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,450,496
------------------------------------------------------------------------------------------------------------------------
Cable Television (--%)
.........................................................................................................................
            26,810   Liberty Media International, Inc. Class A (NON)                                             994,651
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (2.8%)
.........................................................................................................................
           420,600   eBay, Inc. (NON) (S)                                                                     38,674,170
.........................................................................................................................
         1,310,000   Yahoo!, Inc. (NON) (S)                                                                   47,592,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                              86,266,470
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (6.6%)
.........................................................................................................................
           876,600   Avaya, Inc. (NON)                                                                        13,841,514
.........................................................................................................................
         4,263,400   Cisco Systems, Inc. (NON)                                                               101,042,580
.........................................................................................................................
           129,000   Foundry Networks, Inc. (NON) (S)                                                          1,815,030
.........................................................................................................................
            78,500   Harris Corp. (S)                                                                          3,983,875
.........................................................................................................................
           391,300   Juniper Networks, Inc. (NON) (S)                                                          9,614,241
.........................................................................................................................
           984,900   Qualcomm, Inc.                                                                           71,878,002
------------------------------------------------------------------------------------------------------------------------
                                                                                                             202,175,242
------------------------------------------------------------------------------------------------------------------------
Computers (3.9%)
.........................................................................................................................
         1,737,300   Dell, Inc. (NON)                                                                         62,230,086
.........................................................................................................................
         1,472,300   EMC Corp. (NON)                                                                          16,784,220
.........................................................................................................................
           423,100   Lexmark International, Inc. (NON)                                                        40,841,843
------------------------------------------------------------------------------------------------------------------------
                                                                                                             119,856,149
------------------------------------------------------------------------------------------------------------------------
Conglomerates (2.2%)
.........................................................................................................................
            99,000   Danaher Corp. (S)                                                                         5,133,150
.........................................................................................................................
         1,852,100   General Electric Co.                                                                     60,008,040
.........................................................................................................................
            19,100   ITT Industries, Inc. (S)                                                                  1,585,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                              66,726,490
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (2.5%)
.........................................................................................................................
           457,000   Capital One Financial Corp.                                                              31,249,660
.........................................................................................................................
         1,736,500   MBNA Corp.                                                                               44,784,335
------------------------------------------------------------------------------------------------------------------------
                                                                                                              76,033,995
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (2.7%)
.........................................................................................................................
           463,000   Avon Products, Inc.                                                                      21,362,820
.........................................................................................................................
            21,200   Energizer Holdings, Inc. (NON)                                                              954,000
.........................................................................................................................
            87,900   Gillette Co. (The)                                                                        3,726,960
.........................................................................................................................
         1,028,000   Procter & Gamble Co.                                                                     55,964,320
------------------------------------------------------------------------------------------------------------------------
                                                                                                              82,008,100
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.2%)
.........................................................................................................................
            79,700   Getty Images, Inc. (Canada) (NON) (S)                                                     4,782,000
------------------------------------------------------------------------------------------------------------------------
Containers (--%)
.........................................................................................................................
            13,600   Ball Corp.                                                                                  979,880
------------------------------------------------------------------------------------------------------------------------
Distribution (0.3%)
.........................................................................................................................
           243,500   SYSCO Corp. (S)                                                                           8,734,345
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.7%)
.........................................................................................................................
           665,200   Edison International                                                                     17,009,164
.........................................................................................................................
           108,200   Entergy Corp.                                                                             6,060,282
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,069,446
------------------------------------------------------------------------------------------------------------------------
Electronics (8.1%)
.........................................................................................................................
           476,000   Altera Corp. (NON) (S)                                                                   10,576,720
.........................................................................................................................
           223,800   Analog Devices, Inc.                                                                     10,536,504
.........................................................................................................................
           286,500   Arrow Electronics, Inc. (NON) (S)                                                         7,683,930
.........................................................................................................................
         4,706,500   Intel Corp.                                                                             129,899,400
.........................................................................................................................
           216,500   Jabil Circuit, Inc. (NON)                                                                 5,451,470
.........................................................................................................................
           176,400   Linear Technology Corp.                                                                   6,962,508
.........................................................................................................................
            88,282   Marvell Technology Group, Ltd.
                     (Bermuda) (NON) (S)                                                                       2,357,129
.........................................................................................................................
           174,500   Maxim Integrated Products, Inc. (S)                                                       9,147,290
.........................................................................................................................
           986,100   Micron Technology, Inc. (NON) (S)                                                        15,097,191
.........................................................................................................................
           398,800   Motorola, Inc.                                                                            7,278,100
.........................................................................................................................
            26,352   QLogic Corp. (NON) (S)                                                                      700,700
.........................................................................................................................
         1,535,900   Texas Instruments, Inc.                                                                  37,138,062
.........................................................................................................................
           194,700   Xilinx, Inc. (S)                                                                          6,485,457
------------------------------------------------------------------------------------------------------------------------
                                                                                                             249,314,461
------------------------------------------------------------------------------------------------------------------------
Energy (0.1%)
.........................................................................................................................
           162,100   GlobalSantaFe Corp. (Cayman Islands)                                                      4,295,650
------------------------------------------------------------------------------------------------------------------------
Financial (2.8%)
.........................................................................................................................
           127,300   American Express Co.                                                                      6,540,674
.........................................................................................................................
           889,800   Citigroup, Inc.                                                                          41,375,700
.........................................................................................................................
           544,200   Fannie Mae                                                                               38,834,112
------------------------------------------------------------------------------------------------------------------------
                                                                                                              86,750,486
------------------------------------------------------------------------------------------------------------------------
Food (0.1%)
.........................................................................................................................
           114,500   Dean Foods Co. (NON)                                                                      4,271,995
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.6%)
.........................................................................................................................
           148,100   GTECH Holdings Corp.                                                                      6,858,511
.........................................................................................................................
           231,700   Harrah's Entertainment, Inc.                                                             12,534,970
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,393,481
------------------------------------------------------------------------------------------------------------------------
Health Care Services (5.0%)
.........................................................................................................................
            28,300   Anthem, Inc. (NON) (S)                                                                    2,534,548
.........................................................................................................................
           351,100   Cardinal Health, Inc.                                                                    24,594,555
.........................................................................................................................
           335,100   Caremark Rx, Inc. (NON)                                                                  11,038,194
.........................................................................................................................
            61,800   Community Health Systems, Inc. (NON)                                                      1,654,386
.........................................................................................................................
           405,950   Coventry Health Care, Inc. (NON) (S)                                                     19,850,955
.........................................................................................................................
           121,300   Express Scripts, Inc. Class A (NON)                                                       9,610,599
.........................................................................................................................
           199,600   Fisher Scientific International, Inc. (NON) (S)                                          11,526,900
.........................................................................................................................
           226,700   Health Management Associates, Inc. (S)                                                    5,082,614
.........................................................................................................................
           172,900   Henry Schein, Inc. (NON)                                                                 10,916,906
.........................................................................................................................
           106,500   Manor Care, Inc.                                                                          3,480,420
.........................................................................................................................
           124,600   Patterson Dental Co. (NON) (S)                                                            9,530,654
.........................................................................................................................
           412,500   UnitedHealth Group, Inc. (S)                                                             25,678,125
.........................................................................................................................
           117,800   Universal Health Services, Inc. Class B                                                   5,405,842
.........................................................................................................................
           105,300   WellChoice, Inc. (NON)                                                                    4,359,420
.........................................................................................................................
            79,600   WellPoint Health Networks, Inc. (NON)                                                     8,915,996
------------------------------------------------------------------------------------------------------------------------
                                                                                                             154,180,114
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.3%)
.........................................................................................................................
           230,300   D.R. Horton, Inc.                                                                         6,540,520
.........................................................................................................................
             3,400   NVR, Inc. (NON) (S)                                                                       1,646,280
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,186,800
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.6%)
.........................................................................................................................
           255,000   Whirlpool Corp.                                                                          17,493,000
------------------------------------------------------------------------------------------------------------------------
Industrial (1.6%)
.........................................................................................................................
           540,600   3M Co.                                                                                   48,659,406
------------------------------------------------------------------------------------------------------------------------
Insurance (1.9%)
.........................................................................................................................
            25,500   AMBAC Financial Group, Inc.                                                               1,872,720
.........................................................................................................................
           684,000   American International Group, Inc.                                                       48,755,520
.........................................................................................................................
           214,000   Fidelity National Financial, Inc.                                                         7,990,760
------------------------------------------------------------------------------------------------------------------------
                                                                                                              58,619,000
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.3%)
.........................................................................................................................
            91,300   Merrill Lynch & Co., Inc.                                                                 4,928,374
.........................................................................................................................
            92,400   SEI Investments Co.                                                                       2,683,296
.........................................................................................................................
            57,800   T. Rowe Price Group, Inc.                                                                 2,913,120
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,524,790
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.4%)
.........................................................................................................................
           307,500   Royal Caribbean Cruises, Ltd.                                                            13,348,575
------------------------------------------------------------------------------------------------------------------------
Medical Technology (4.2%)
.........................................................................................................................
            48,700   Beckman Coulter, Inc.                                                                     2,970,700
.........................................................................................................................
           192,800   Becton, Dickinson and Co.                                                                 9,987,040
.........................................................................................................................
           197,800   Boston Scientific Corp. (NON)                                                             8,465,840
.........................................................................................................................
           308,200   Guidant Corp.                                                                            17,222,216
.........................................................................................................................
           687,300   Medtronic, Inc.                                                                          33,485,256
.........................................................................................................................
            50,648   Respironics, Inc. (NON)                                                                   2,975,570
.........................................................................................................................
           337,300   St. Jude Medical, Inc. (NON)                                                             25,516,745
.........................................................................................................................
           140,700   Varian Medical Systems, Inc. (NON) (S)                                                   11,164,545
.........................................................................................................................
           197,200   Zimmer Holdings, Inc. (NON)                                                              17,393,040
------------------------------------------------------------------------------------------------------------------------
                                                                                                             129,180,952
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (0.9%)
.........................................................................................................................
           286,400   Amerada Hess Corp.                                                                       22,680,016
.........................................................................................................................
            75,700   Anadarko Petroleum Corp.                                                                  4,436,020
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,116,036
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (11.5%)
.........................................................................................................................
           877,300   Abbott Laboratories                                                                      35,758,748
.........................................................................................................................
            83,950   Barr Pharmaceuticals, Inc. (NON)                                                          2,829,115
.........................................................................................................................
           139,100   Eon Labs, Inc. (NON)                                                                      5,693,363
.........................................................................................................................
           365,200   Forest Laboratories, Inc. (NON)                                                          20,681,276
.........................................................................................................................
         1,746,200   Johnson & Johnson                                                                        97,263,340
.........................................................................................................................
           116,400   Merck & Co., Inc.                                                                         5,529,000
.........................................................................................................................
         5,144,800   Pfizer, Inc.                                                                            176,363,744
.........................................................................................................................
           296,000   Wyeth                                                                                    10,703,360
------------------------------------------------------------------------------------------------------------------------
                                                                                                             354,821,946
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.4%)
.........................................................................................................................
           892,200   Xerox Corp. (NON) (S)                                                                    12,936,900
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.9%)
.........................................................................................................................
           315,800   Darden Restaurants, Inc.                                                                  6,489,690
.........................................................................................................................
           312,300   Starbucks Corp. (NON)                                                                    13,578,804
.........................................................................................................................
           188,400   Yum! Brands, Inc.                                                                         7,012,248
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,080,742
------------------------------------------------------------------------------------------------------------------------
Retail (13.4%)
.........................................................................................................................
           206,100   Abercrombie & Fitch Co. Class A (S)                                                       7,986,375
.........................................................................................................................
           429,400   Advance Auto Parts, Inc. (NON)                                                           18,970,892
.........................................................................................................................
           305,800   Bed Bath & Beyond, Inc. (NON)                                                            11,758,010
.........................................................................................................................
           360,800   Best Buy Co., Inc.                                                                       18,306,992
.........................................................................................................................
           174,800   Borders Group, Inc. (S)                                                                   4,097,312
.........................................................................................................................
           329,000   Chico's FAS, Inc. (NON) (S)                                                              14,857,640
.........................................................................................................................
           112,400   Coach, Inc. (NON) (S)                                                                     5,079,356
.........................................................................................................................
           133,500   Costco Wholesale Corp. (S)                                                                5,482,845
.........................................................................................................................
         1,667,800   Home Depot, Inc. (The)                                                                   58,706,560
.........................................................................................................................
           402,700   Kohl's Corp. (NON) (S)                                                                   17,026,156
.........................................................................................................................
           847,500   Lowe's Cos., Inc.                                                                        44,536,125
.........................................................................................................................
           265,200   Michaels Stores, Inc. (S)                                                                14,586,000
.........................................................................................................................
           136,900   Nordstrom, Inc.                                                                           5,833,309
.........................................................................................................................
            72,900   PETsMART, Inc. (S)                                                                        2,365,605
.........................................................................................................................
            58,400   RadioShack Corp.                                                                          1,671,992
.........................................................................................................................
           124,000   Rent-A-Center, Inc. (NON) (S)                                                             3,711,320
.........................................................................................................................
           956,400   Staples, Inc.                                                                            28,032,084
.........................................................................................................................
           312,554   Target Corp.                                                                             13,274,168
.........................................................................................................................
           144,800   Timberland Co. (The) Class A (NON)                                                        9,352,632
.........................................................................................................................
         1,014,800   TJX Cos., Inc. (The) (S)                                                                 24,497,272
.........................................................................................................................
         1,622,600   Wal-Mart Stores, Inc.                                                                    85,608,376
.........................................................................................................................
           137,800   Whole Foods Market, Inc. (S)                                                             13,153,010
.........................................................................................................................
           113,000   Williams-Sonoma, Inc. (NON) (S)                                                           3,724,480
------------------------------------------------------------------------------------------------------------------------
                                                                                                             412,618,511
------------------------------------------------------------------------------------------------------------------------
Schools (1.8%)
.........................................................................................................................
           268,200   Apollo Group, Inc. Class A (NON)                                                         23,679,378
.........................................................................................................................
           690,900   Career Education Corp. (NON) (S)                                                         31,477,404
.........................................................................................................................
            14,200   University of Phoenix Online (NON)                                                        1,243,778
------------------------------------------------------------------------------------------------------------------------
                                                                                                              56,400,560
------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.6%)
.........................................................................................................................
           936,100   Applied Materials, Inc. (NON)                                                            18,366,282
------------------------------------------------------------------------------------------------------------------------
Shipping (0.1%)
.........................................................................................................................
            77,400   J. B. Hunt Transport Services, Inc. (S)                                                   2,986,092
------------------------------------------------------------------------------------------------------------------------
Software (9.6%)
.........................................................................................................................
           887,400   Adobe Systems, Inc.                                                                      41,264,100
.........................................................................................................................
           319,000   Autodesk, Inc.                                                                           13,656,390
.........................................................................................................................
         5,060,700   Microsoft Corp. (SEG)                                                                   144,533,592
.........................................................................................................................
         3,709,500   Oracle Corp. (NON)                                                                       44,254,335
.........................................................................................................................
           927,900   Symantec Corp. (NON) (S)                                                                 40,623,462
.........................................................................................................................
           473,800   Veritas Software Corp. (NON)                                                             13,124,260
------------------------------------------------------------------------------------------------------------------------
                                                                                                             297,456,139
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.7%)
.........................................................................................................................
           148,200   Affiliated Computer Services, Inc.
                     Class A (NON) (S)                                                                         7,845,708
.........................................................................................................................
           141,000   Cognizant Technology Solutions Corp. (NON)                                                3,582,810
.........................................................................................................................
           242,300   Fiserv, Inc. (NON)                                                                        9,423,047
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,851,565
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.2%)
.........................................................................................................................
           251,600   CenturyTel, Inc. (S)                                                                      7,558,064
------------------------------------------------------------------------------------------------------------------------
Textiles (0.4%)
.........................................................................................................................
           130,400   Liz Claiborne, Inc.                                                                       4,691,792
.........................................................................................................................
           113,300   Nike, Inc.                                                                                8,582,475
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,274,267
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.9%)
.........................................................................................................................
           536,400   Altria Group, Inc.                                                                       26,846,820
------------------------------------------------------------------------------------------------------------------------
Transportation Services (0.2%)
.........................................................................................................................
            83,800   United Parcel Service, Inc. Class B (S)                                                   6,299,246
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $2,480,599,507)                                                                $3,064,175,818
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
      $148,180,573   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 1.06% to 1.65% and
                     due dates ranging from July 1, 2004 to
                     August 10, 2004 (d)                                                                    $148,148,274
.........................................................................................................................
        22,996,265   Putnam Prime Money Market Fund (e)                                                       22,996,265
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $171,144,539)                                                                    $171,144,539
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $2,651,744,046)                                                                $3,235,320,357
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2004 (Unaudited)
------------------------------------------------------------------------------
                                         Aggregate  Expiration     Unrealized
                                Value   Face Value        Date   Appreciation
...............................................................................
S&P 500 Index
(Long)                    $14,540,100  $14,443,060      Sep-04        $97,040
------------------------------------------------------------------------------


Written Options Outstanding at June 30, 2004 (Unaudited)
(premiums received $169,747)
---------------------------------------------------------------------------
Contract                                         Expiration Date/
Amount                                               Strike Price     Value
............................................................................
    29,739  Agilent Technologies, Inc. (Put)        Jul 04/$23.53      $36
............................................................................
    15,891  Analog Devices, Inc. (Call)             Jul 04/$53.97      637
............................................................................
     8,722  Apollo Group, Inc. (Call)               Aug 04/$97.18    7,454
............................................................................
    20,737  Bed Bath & Beyond, Inc. (Put)           Jul 04/$33.30    2,800
............................................................................
    11,453  Career Education Corp. (Call)           Jul 04/$75.38        2
............................................................................
    24,998  D. R. Horton, Inc. (Call)               Jul 04/$33.30    2,670
............................................................................
    12,296  Forest Laboratories, Inc. (Call)        Jul 04/$69.10        1
............................................................................
    24,413  Freeport-McMoRan Copper &
            Gold, Inc. (Put)                        Jul 04/$28.51    4,883
............................................................................
    14,235  Genentech, Inc. (Put)                   Jul 04/$49.62    5,979
............................................................................
    18,082  Genzyme Corp. (Put)                     Jul 04/$38.84      199
............................................................................
    17,512  Lennar Corp. (Put)                      Jul 04/$40.52    2,627
............................................................................
    20,091  Linear Technology Corp. (Put)           Jul 04/$34.79    1,969
............................................................................
    38,600  Motorola, Inc. (Call)                   Jul 04/$22.00        4
............................................................................
    42,688  Motorola, Inc. (Put)                    Aug 04/$16.23    5,976
............................................................................
    26,352  QLogic Corp. (Call)                     Jul 04/$32.27       79
............................................................................
    10,271  St. Jude Medical, Inc. (Call)           Jul 04/$81.22    6,368
............................................................................
    17,120  Symantec Corp. (Call)                   Jul 04/$49.01        1
............................................................................
    17,120  Symantec Corp. (Put)                    Jul 04/$40.09        1
............................................................................
    31,669  Texas Instruments, Inc. (Put)           Jul 04/$22.07      633
............................................................................
    24,065  Yahoo!, Inc. (Call)                     Jul 04/$35.97   41,871
---------------------------------------------------------------------------
                                                                   $84,190
---------------------------------------------------------------------------

See page 184 for Notes to the Portfolios.



PUTNAM VARIABLE TRUST

Notes to the Portfolios
June 30, 2004 (Unaudited)

  (a) Percentages indicated are based on net assets.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at June 30, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2004. Securities rated by Putnam are indicated by "/P".

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities by fund did not exceed 3.0% of each fund's net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the custodian to cover margin requirements for futures contracts on Putnam VT American Government Income Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Health Sciences Fund, Putnam VT Income Fund, Putnam VT New Opportunities Fund, Putnam VT Research Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund at June 30, 2004.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at June 30, 2004.

  (d) See Note 1 to the financial statements.

  (e) See Note 6 to the financial statements regarding investments in the Putnam Prime Money Market Fund.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates at June 30, 2004.

      TBA after the name of a security represents to be announced securities (Note 1).

      FLIRB represents Front Loaded Interest Reduction Bond.

      AMBAC represents AMBAC Indemnity Corporation.

      G.O. Bonds represent General Obligation Bonds.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2004 (Unaudited)
                                                Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                                 American           Capital           Capital         Discovery       Diversified
                                               Government      Appreciation     Opportunities            Growth            Income
                                              Income Fund              Fund              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1):
Unaffiliated issuers                         $304,423,082       $50,651,543       $14,156,108       $52,455,303      $493,658,467
Affiliated issuers  (Note 6)                           --           595,585           203,143         1,221,634        74,755,956
Repurchase agreements, at value
(Note 1)                                       55,000,000                --                --                --                --
Cash                                            1,474,742                --                --                --                --
Foreign currency, at value (Note 1)                    --                --                --                --         2,168,329
Dividends, interest, and other
receivables                                     2,177,762            48,001             9,760            17,112         7,825,560
Receivable for shares of the fund sold                488            60,238            63,452             6,157             7,153
Receivable for securities sold                 70,136,988         1,269,784         1,046,517           500,227         1,257,570
Receivable for variation margin
(Note 1)                                          235,406                --                --                --            10,028
Receivable for open swap contracts
(Note 1)                                          436,960                --                --                --         1,206,400
Receivable for open forward currency
contracts (Note 1)                                     --                --                --                --           606,199
Receivable for closed forward currency
contracts (Note 1)                                     --                --                --                --            36,401
Foreign tax reclaim                                    --                --                --                --            24,315
...................................................................................................................................
Total assets                                  433,885,428        52,625,151        15,478,980        54,200,433       581,556,378
...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)                       --                --                --             1,464         1,045,048
Payable for securities purchased              108,477,587         1,590,869           925,931           391,153        20,755,155
Payable for shares of the fund
repurchased                                       595,991             6,304               665            89,480           461,875
Payable for compensation of Manager
(Note 2)                                          346,042            36,478                 9            50,317           937,416
Payable for investor servicing and
custodian fees (Note 2)                            27,525             9,634            10,040            11,525            66,784
Payable for Trustee compensation and
expenses (Note 2)                                  17,989             7,524               891            13,165            56,082
Payable for administrative services
(Note 2)                                              776               481                 8               519             1,246
Payable for distribution fees (Note 2)             19,180             4,344             1,202             7,042            29,126
Collateral on securities loaned, at
value (Note 1)                                         --         4,875,619                --                --            61,643
Payable for open swap contracts
(Note 1)                                          580,692                --                --                --           256,672
Payable for open forward currency
contracts (Note 1)                                     --                --                --                --           277,671
Payable for closed forward currency
contracts (Note 1)                                     --                --                --                --           100,548
TBA sale commitments at value (Note 1)         65,408,747                --                --                --                --
Other accrued expenses                             54,082            26,549            21,530            37,224           110,675
...................................................................................................................................
Total liabilities                             175,528,611         6,557,802           960,276           601,889        24,159,941
...................................................................................................................................
Net assets                                   $258,356,817       $46,067,349       $14,518,704       $53,598,544      $557,396,437
...................................................................................................................................
Represented by:
Paid-in capital (Notes 1 and 4)              $258,356,316       $44,561,212       $13,092,902       $57,316,850      $674,862,206
Undistributed net investment income
(loss) (Note 1)                                 3,405,904            51,470            33,783          (164,869)       15,011,098
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                          (2,914,964)       (4,246,910)          388,160       (12,824,723)     (129,530,208)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                       (490,439)        5,701,577         1,003,859         9,271,286        (2,946,659)
...................................................................................................................................
Total -- Representing net assets
applicable to capital shares
outstanding                                  $258,356,817       $46,067,349       $14,518,704       $53,598,544      $557,396,437
...................................................................................................................................
Computation of net asset value Class IA
Net Assets                                   $165,399,908       $24,654,695        $8,463,926       $18,617,519      $414,933,605
Number of shares outstanding                   14,526,639         3,107,277           634,237         3,880,942        48,302,316
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                       $11.39             $7.93            $13.35             $4.80             $8.59
Computation of net asset value Class IB
Net Assets                                    $92,956,909       $21,412,654        $6,054,778       $34,981,025      $142,462,832
Number of shares outstanding                    8,186,713         2,716,604           455,070         7,356,756        16,740,523
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                       $11.35             $7.88            $13.31             $4.75             $8.51
...................................................................................................................................
Cost of investments, including
repurchase agreements (Note 1):
Unaffiliated issuers                         $359,386,122       $44,949,966       $13,152,249       $43,184,017      $498,136,619
Affiliated issuers (Note 6)                            --           595,585           203,143         1,221,634        74,755,956
Cost of foreign currency (Note 1)                      --                --                --                --         2,169,275
Value of securities on loan (Note 1)                   --         4,720,426                --                --            53,623
Proceeds receivable on TBA sale
commitments (Note 1)                           64,578,023                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2004 (Unaudited)
                                                Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                            Equity Income The George Putnam      Global Asset     Global Equity        Growth and
                                                     Fund    Fund of Boston   Allocation Fund              Fund       Income Fund
----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1)
Unaffiliated issuers                          $95,412,573      $737,496,059      $409,990,969      $699,570,690    $5,595,617,913
Affiliated issuers (Note 6)                     2,402,598        51,713,779        40,579,921        15,704,526        16,504,802
Cash                                               48,119         4,455,190         2,836,433           202,984           801,711
Foreign currency, at value (Note 1)                    --                --         2,018,105           845,096                --
Dividends, interest, and other
receivables                                       165,197         3,042,904         1,894,230         1,424,874         8,571,460
Receivable for shares of the fund sold            163,704            60,811            17,447            28,972           318,561
Receivable for securities sold                  4,615,055        36,516,992        20,847,166        13,084,214        30,324,830
Receivable for variation margin
(Note 1)                                               --           127,759            34,095            64,544                --
Receivable for open swap contracts
(Note 1)                                               --           902,394         1,033,280                --                --
Receivable for open forward currency
contracts (Note 1)                                     --             1,150           171,861           257,360                --
Receivable for closed forward currency
contracts (Note 1)                                     --                --            63,253            88,264                --
Foreign tax reclaim                                    --                --            64,486           244,694                --
...................................................................................................................................
Total assets                                  102,807,246       834,317,038       479,551,246       731,516,218     5,652,139,277
...................................................................................................................................
Liabilities
Payable for securities purchased                5,122,045        74,032,554        33,123,102         3,465,681        24,155,931
Payable for shares of the fund
repurchased                                         5,760           134,678           210,953           698,121         2,606,661
Payable for compensation of Manager
(Note 2)                                           95,091         1,088,848           735,957         1,338,941         6,609,541
Payable for investor servicing and
custodian fees (Note 2)                            15,483            70,648            71,721            69,334            71,613
Payable for Trustee compensation and
expenses (Note 2)                                   2,942            37,316            73,942           146,034           356,886
Payable for administrative services
(Note 2)                                              164             1,273               818             1,342             4,279
Payable for distribution fees (Note 2)              7,295            54,575             7,638            14,907           171,397
Collateral on securities loaned, at
value (Note 1)                                         --        14,478,243         7,193,937        38,237,401       111,567,532
Payable for open swap contracts
(Note 1)                                               --           557,790           452,930                --                --
Payable for closed swap contracts
(Note 1)                                               --            42,418                --                --                --
Payable for open forward currency
contracts (Note 1)                                     --                --           354,854           627,395                --
Payable for closed forward currency
contracts (Note 1)                                     --                --            26,246           199,424                --
Credit default contracts outstanding,
at value (Note 1)                                      --             4,535           550,827                --                --
TBA sale commitments at value (Note 1)                 --        27,787,188        12,114,376                --                --
Other accrued expenses                             28,895           103,756           102,672           163,710           470,013
...................................................................................................................................
Total liabilities                               5,277,675       118,393,822        55,019,973        44,962,290       146,013,853
...................................................................................................................................
Net assets                                    $97,529,571      $715,923,216      $424,531,273      $686,553,928    $5,506,125,424
...................................................................................................................................
Represented by:
Paid-in capital (Notes 1 and 4)               $89,921,013      $675,461,955      $482,503,398    $1,558,233,539    $4,970,525,801
Undistributed net investment income
(loss) (Note 1)                                   617,743         6,962,294         3,589,840         3,189,481        42,423,754
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                             857,151       (41,189,270)      (96,793,208)     (925,730,141)     (645,988,124)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                      6,133,664        74,688,237        35,231,243        50,861,049     1,139,163,993
...................................................................................................................................
Total -- Representing net assets
applicable to capital shares
outstanding                                   $97,529,571      $715,923,216      $424,531,273      $686,553,928    $5,506,125,424
...................................................................................................................................
Computation of net asset value Class IA
Net Assets                                    $60,906,471      $447,237,048      $386,732,284      $613,966,700    $4,663,876,941
Number of shares outstanding                    4,916,285        40,998,900        29,114,244        66,297,439       195,572,446
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                       $12.39            $10.91            $13.28             $9.26            $23.85
Computation of net asset value Class IB
Net Assets                                    $36,623,100      $268,686,168       $37,798,989       $72,587,228      $842,248,483
Number of shares outstanding                    2,962,237        24,720,720         2,838,366         7,890,561        35,481,865
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                       $12.36            $10.87            $13.32             $9.20            $23.74
...................................................................................................................................
Cost of investments (Note 1):
Unaffiliated issuers                          $89,278,909      $663,227,363      $374,099,189      $648,777,391    $4,456,453,920
Affiliated issuers (Note 6)                     2,402,598        51,713,779        40,579,921        15,704,526        16,504,802
Cost of foreign currency (Note 1)                      --                --         1,890,696           844,871                --
Premiums received on credit default
contracts (Note 1)                                     --            15,524           556,343                --                --
Value of securities on loan (Note 1)                   --        14,040,805         6,934,207        37,230,116       107,996,618
Proceeds receivable on TBA sale
commitments (Note 1)                                   --        27,448,430        11,970,953                --                --
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2004 (Unaudited)
                                                Putnam VT         Putnam VT                                             Putnam VT
                                                   Growth            Health         Putnam VT         Putnam VT     International
                                            Opportunities          Sciences        High Yield            Income            Equity
                                                     Fund              Fund              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1)
Unaffiliated issuers                          $72,010,816      $358,186,205      $647,409,887      $978,542,328      $923,224,553
Affiliated issuers (Note 6)                       709,452         3,197,936        28,124,749       171,253,354         1,290,827
Cash                                                   --           160,118         1,498,813         1,542,296           184,373
Foreign currency, at value (Note 1)                    --               107                --                --           644,849
Dividends, interest, and other
receivables                                        58,863           246,479        11,518,148         8,204,894         1,752,521
Receivable for shares of the fund sold              3,018            32,964            19,310            17,312           333,816
Receivable for securities sold                    510,377         6,869,133         2,508,419        94,620,291         3,877,562
Receivable for variation margin
(Note 1)                                               --                --                --         1,530,189                --
Receivable for open swap contracts
(Note 1)                                               --                --                --         6,601,740                --
Receivable for open forward currency
contracts (Note 1)                                     --           157,083                --                --             3,328
Receivable for closed forward currency
contracts (Note 1)                                     --            14,163                --                --                --
Foreign tax reclaim                                    --            42,077                --                --           701,403
...................................................................................................................................
Total assets                                   73,292,526       368,906,265       691,079,326     1,262,312,404       932,013,232
...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)                       64                --                --                --                --
Payable for variation margin (Note 1)                  --             1,394                --                --                --
Payable for securities purchased                  730,667         1,984,066         8,701,982       228,654,671         4,364,902
Payable for shares of the fund
repurchased                                        86,317           114,054         3,929,251         3,054,028           291,170
Payable for compensation of Manager
(Note 2)                                          123,363           625,948         1,160,792         1,329,650         1,734,044
Payable for investor servicing and
custodian fees (Note 2)                             8,633            21,819            53,367            65,709           120,334
Payable for Trustee compensation and
expenses (Note 2)                                  13,323            30,012            92,746            97,983            72,390
Payable for administrative services
(Note 2)                                              562               808             1,278             1,257             1,358
Payable for distribution fees (Note 2)              7,720            33,510            31,860            54,463           103,689
Collateral on securities loaned, at
value (Note 1)                                     36,482        21,165,606         1,591,047                --         8,929,344
Payable for open swap contracts
(Note 1)                                               --                --           237,780           827,657                --
Payable for open forward currency
contracts (Note 1)                                     --            28,420            27,358                --           183,106
Payable for closed forward currency
contracts (Note 1)                                     --                --               269                --                --
Credit default contracts outstanding,
at value (Note 1)                                      --                --                --            21,054                --
TBA sale commitments at value (Note 1)                 --                --                --        85,550,190                --
Other accrued expenses                             36,314            82,944           138,905           141,384           167,249
...................................................................................................................................
Total liabilities                               1,043,445        24,088,581        15,966,635       319,798,046        15,967,586
...................................................................................................................................
Net assets                                    $72,249,081      $344,817,684      $675,112,691      $942,514,358      $916,045,646
...................................................................................................................................
Represented by:
Paid-in capital (Notes 1 and 4)              $169,386,062      $374,384,697    $1,050,876,123      $943,064,403    $1,031,120,678
Undistributed net investment income
(loss) (Note 1)                                    (9,647)        1,014,629        21,297,644        13,310,776         6,754,413
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                        (104,675,699)      (80,425,614)     (376,505,540)      (20,745,823)     (230,826,423)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                      7,548,365        49,843,972       (20,555,536)        6,885,002       108,996,978
...................................................................................................................................
Total -- Representing net assets
applicable to capital shares
outstanding                                   $72,249,081      $344,817,684      $675,112,691      $942,514,358      $916,045,646
...................................................................................................................................
Computation of net asset value Class IA
Net Assets                                    $34,667,542      $183,315,091      $522,940,588      $677,008,856      $408,236,961
Number of shares outstanding                    7,578,164        16,490,536        70,370,657        54,288,081        31,725,682
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                        $4.57            $11.12             $7.43            $12.47            $12.87
Computation of net asset value Class IB
Net Assets                                    $37,581,539      $161,502,593      $152,172,103      $265,505,502      $507,808,685
Number of shares outstanding                    8,286,333        14,602,466        20,564,071        21,399,024        39,642,046
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                        $4.54            $11.06             $7.40            $12.41            $12.81
...................................................................................................................................
Cost of investments (Note 1):
Unaffiliated issuers                          $64,462,451      $308,473,717      $667,695,194      $980,232,551      $813,971,297
Affiliated issuers (Note 6)                       709,452         3,197,936        28,124,749       171,253,354         1,290,827
Cost of foreign currency (Note 1)                      --               113                --                --           666,374
Premiums received on credit default
contracts (Note 1)                                     --                --                --            72,074                --
Value of securities on loan (Note 1)               35,740        20,606,905         1,557,095                --         8,665,259
Proceeds receivable on TBA sale
commitments (Note 1)                                   --                --                --        84,509,109                --
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2004 (Unaudited)
                                                Putnam VT         Putnam VT
                                            International     International         Putnam VT         Putnam VT         Putnam VT
                                               Growth and New Opportunities         Investors     Mid Cap Value      Money Market
                                              Income Fund              Fund              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1)
Unaffiliated issuers                         $295,698,325      $220,398,289      $611,761,112       $33,911,112      $449,556,928
Affiliated issuers (Note 6)                     3,208,505         3,889,271         1,978,717           999,912         5,000,000
Cash                                               33,733            72,471           234,931                --           130,121
Foreign currency, at value (Note 1)                 8,756            29,069                --                --                --
Dividends, interest, and other
receivables                                       356,513           476,281           681,844            42,281           344,496
Receivable for shares of the fund sold            489,666            13,127           106,602           214,976           891,533
Receivable for securities sold                  1,314,652                --         2,863,724         1,128,910                --
Foreign tax reclaim                               263,682                --               116                --                --
...................................................................................................................................
Total assets                                  301,373,832       224,878,508       617,627,046        36,297,191       455,923,078
...................................................................................................................................
Liabilities
Payable for securities purchased                1,460,397                --         4,122,637         1,028,367                --
Payable for shares of the fund
repurchased                                           941           265,918           141,517               391         1,747,153
Payable for compensation of Manager
(Note 2)                                          590,779           565,291           877,367            32,639           509,130
Payable for investor servicing and
custodian fees (Note 2)                            42,861            22,851            13,591             7,980            33,498
Payable for Trustee compensation and
expenses (Note 2)                                  35,760            34,408            43,520             1,403            44,570
Payable for administrative services
(Note 2)                                              861               840             1,236               481               743
Payable for distribution fees (Note 2)             13,761            27,733            44,955             2,000            23,044
Collateral on securities loaned, at
value (Note 1)                                         --                --        60,617,592                --                --
Written options outstanding, at value
(Note 1)                                               --                --             3,944                --                --
Other accrued expenses                             73,936            80,555           112,806            23,815            64,308
...................................................................................................................................
Total liabilities                               2,219,296           997,596        65,979,165         1,097,076         2,422,446
...................................................................................................................................
Net assets                                   $299,154,536      $223,880,912      $551,647,881       $35,200,115      $453,500,632
...................................................................................................................................
Represented by:
Paid-in capital (Notes 1 and 4)              $323,384,393      $406,039,017      $936,800,695       $31,881,393      $453,481,391
Undistributed net investment income
(loss) (Note 1)                                 2,643,047         1,538,126         1,408,272            96,190                --
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                         (63,240,228)     (218,353,246)     (458,409,307)          871,758            19,241
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in  foreign
currencies                                     36,367,324        34,657,015        71,848,221         2,350,774                --
...................................................................................................................................
Total -- Representing net assets
applicable to capital shares
outstanding                                  $299,154,536      $223,880,912      $551,647,881       $35,200,115      $453,500,632
...................................................................................................................................
Computation of net asset value Class IA
Net Assets                                   $231,177,381       $88,309,124      $331,968,794       $24,896,998      $342,650,656
Number of shares outstanding                   19,648,019         7,877,647        36,149,824         1,882,714       342,636,309
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                       $11.77            $11.21             $9.18            $13.22             $1.00
Computation of net asset value Class IB
Net Assets                                    $67,977,155      $135,571,788      $219,679,087       $10,303,117      $110,849,976
Number of shares outstanding                    5,795,746        12,134,286        23,999,613           780,640       110,845,082
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                       $11.73            $11.17             $9.15            $13.20             $1.00
...................................................................................................................................
Cost of investments (Note 1):
Unaffiliated issuers                         $259,349,065      $185,757,062      $539,917,106       $31,560,338      $449,556,928
Affiliated issuers (Note 6)                     3,208,505         3,889,271         1,978,717           999,912         5,000,000
Cost of foreign currency (Note 1)                   8,714            29,150                --                --                --
Premiums received on written options
(Note 1)                                               --                --             8,280                --                --
Value of securities on loan (Note 1)                   --                --        58,812,322                --                --
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2004 (Unaudited)
                                                Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                        New Opportunities         New Value    OTC & Emerging          Research         Small Cap
                                                     Fund              Fund       Growth Fund              Fund        Value Fund
----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1)
Unaffiliated issuers                       $1,845,361,753      $583,049,389      $108,625,688      $240,056,495      $793,638,593
Affiliated issuers (Note 6)                    32,594,988         2,049,845         2,946,949         7,975,163         8,406,057
Cash                                                   --            55,188               815               785           252,931
Dividends, interest, and other
receivables                                       615,410           854,186            16,906           349,009           757,301
Receivable for shares of the fund sold            111,669         2,226,405             2,114            40,548           389,513
Receivable for securities sold                 38,520,261         2,576,993           616,602         8,690,196         2,494,834
Receivable for variation margin
(Note 1)                                               --                --                --            16,693                --
Receivable for open forward currency
contracts (Note 1)                                     --                --                --            21,457                --
Foreign tax reclaim                                    --                --                --             7,783                --
...................................................................................................................................
Total assets                                1,917,204,081       590,812,006       112,209,074       257,158,129       805,939,229
...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)                  462,381                --                --                --                --
Payable for variation margin (Note 1)                 836                --                --                --                --
Payable for securities purchased               25,951,194         2,214,437           671,770        10,086,428           426,754
Payable for shares of the fund
repurchased                                     1,948,089            58,041           101,926         2,065,544           230,287
Payable for compensation of Manager
(Note 2)                                        2,800,784           973,525           190,463           393,788         1,298,449
Payable for investor servicing and
custodian fees (Note 2)                                --             5,128             9,564            16,649            43,318
Payable for Trustee compensation and
expenses (Note 2)                                 210,205            35,255            25,951            26,120            24,050
Payable for administrative services
(Note 2)                                              840             1,219               759               818             1,225
Payable for distribution fees (Note 2)             34,988            33,343             8,303            26,014            76,454
Collateral on securities loaned, at
value (Note 1)                                         --         5,050,800                --         1,739,650        99,830,604
Payable for open forward currency
contracts (Note 1)                                     --                --                --            30,556                --
Payable for closed forward currency
contracts (Note 1)                                     --                --                --             1,559                --
Written options outstanding, at value
(Note 1)                                           30,571                --                --                --                --
Other accrued expenses                            444,304            91,011            55,862            54,746            86,694
...................................................................................................................................
Total liabilities                              31,884,192         8,462,759         1,064,598        14,441,872       102,017,835
...................................................................................................................................
Net assets                                 $1,885,319,889      $582,349,247      $111,144,476      $242,716,257      $703,921,394
...................................................................................................................................
Represented by:
Paid-in capital (Notes 1 and 4)            $3,133,328,834      $498,908,008      $478,306,334      $330,765,719      $511,336,851
Undistributed net investment income
(loss) (Note 1)                                (1,246,280)        2,872,725          (387,473)          948,896         1,048,636
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                      (1,492,813,061)      (32,407,841)     (383,231,642)     (104,941,349)        6,705,853
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                    246,050,396       112,976,355        16,457,257        15,942,991       184,830,054
...................................................................................................................................
Total -- Representing net assets
applicable to capital shares
outstanding                                $1,885,319,889      $582,349,247      $111,144,476      $242,716,257      $703,921,394
...................................................................................................................................
Computation of net asset value Class IA
Net Assets                                 $1,710,319,074      $414,211,928       $69,498,228      $116,378,773      $315,092,214
Number of shares outstanding                  107,128,084        27,833,873        11,987,328        10,839,233        15,597,223
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                       $15.97            $14.88             $5.80            $10.74            $20.20
Computation of net asset value Class IB
Net Assets                                   $175,000,815      $168,137,319       $41,646,248      $126,337,484      $388,829,180
Number of shares outstanding                   11,112,511        11,348,069         7,267,130        11,815,347        19,352,974
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                       $15.75            $14.82             $5.73            $10.69            $20.09
...................................................................................................................................
Cost of investments (Note 1):
Unaffiliated issuers                       $1,599,345,102      $470,073,034       $92,168,431      $224,122,362      $608,808,539
Affiliated issuers (Note 6)                    32,594,988         2,049,845         2,946,949         7,975,163         8,406,057
Premiums received on written options
(Note 1)                                           64,969                --                --                --                --
Value of securities on loan (Note 1)                   --         4,743,604                --         1,682,196        97,003,753
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------
June 30, 2004 (Unaudited)
                                                Putnam VT         Putnam VT         Putnam VT
                                         Utilities Growth             Vista           Voyager
                                          and Income Fund              Fund              Fund
-----------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1)
Unaffiliated issuers                         $431,884,182      $596,831,668    $3,212,324,092
Affiliated issuers (Note 6)                     5,745,045         3,295,795        22,996,265
Cash                                               15,592                --           245,257
Dividends, interest, and other
receivables                                     1,127,464            98,783         2,053,044
Receivable for shares of the fund sold                 --           117,428           386,403
Receivable for securities sold                    738,095        14,570,608        37,693,224
Receivable for variation margin
(Note 1)                                            5,010             9,399            55,916
Receivable for open forward currency
contracts (Note 1)                                 30,471                --                --
Foreign tax reclaim                                30,426                --                --
................................................................................................
Total assets                                  439,576,285       614,923,681     3,275,754,201
................................................................................................
Liabilities
Payable to subcustodian  (Note 2)                      --             1,040                --
Payable for securities purchased                1,407,557        11,678,932        35,119,195
Payable for shares of the fund
repurchased                                       148,742           399,848         1,540,269
Payable for compensation of Manager
(Note 2)                                          662,291           811,255         4,310,824
Payable for investor servicing and
custodian fees (Note 2)                            24,244            14,201            39,871
Payable for Trustee compensation and
expenses (Note 2)                                  83,258            37,482           295,044
Payable for administrative services
(Note 2)                                              850             1,209             3,926
Payable for distribution fees (Note 2)             10,258            50,289           106,358
Collateral on securities loaned, at
value (Note 1)                                 59,766,570        93,632,418       148,148,274
Payable for open forward currency
contracts (Note 1)                                169,054                --                --
Payable for closed forward currency
contracts (Note 1)                                 25,432                --                --
Written options outstanding, at value
(Note 1)                                               --                --            84,190
Other accrued expenses                             82,987           115,264           430,035
................................................................................................
Total liabilities                              62,381,243       106,741,938       190,077,986
................................................................................................
Net assets                                   $377,195,042      $508,181,743    $3,085,676,215
................................................................................................
Represented by:
Paid-in capital (Notes 1 and 4)              $448,338,631      $928,273,357    $4,437,971,501
Undistributed net investment income
(loss) (Note 1)                                 5,519,735        (1,078,547)        4,434,495
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                        (157,883,622)     (505,721,621)   (1,940,488,689)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                     81,220,298        86,708,554       583,758,908
................................................................................................
Total -- Representing net assets
applicable to capital shares
outstanding                                  $377,195,042      $508,181,743    $3,085,676,215
................................................................................................
Computation of net asset value Class IA
Net Assets                                   $326,885,154      $260,372,550    $2,564,889,619
Number of shares outstanding                   28,465,803        22,920,043        97,043,958
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                       $11.48            $11.36            $26.43
Computation of net asset value Class IB
Net Assets                                    $50,309,888      $247,809,193      $520,786,596
Number of shares outstanding                    4,394,381        22,061,037        19,798,324
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                       $11.45            $11.23            $26.30
................................................................................................
Cost of investments (Note 1):
Unaffiliated issuers                         $350,545,606      $510,177,837    $2,628,747,781
Affiliated issuers (Note 6)                     5,745,045         3,295,795        22,996,265
Premiums received on written options
(Note 1)                                               --                --           169,747
Value of securities on loan (Note 1)           57,768,758        91,334,257       143,882,368
-----------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Operations
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2004 (Unaudited)
                                                Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                                 American           Capital           Capital         Discovery       Diversified
                                               Government      Appreciation     Opportunities            Growth            Income
                                              Income Fund              Fund              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment income
Dividends                                             $--          $266,095          $100,273          $119,751          $526,610
Interest-unaffiliated issuers                   4,749,690             1,922               903             3,108        19,129,437
Interest-affiliated issuers (Note 6)                   --               253                83             1,052            65,188
Securities lending                                     --             6,322                --                --               675
Less: foreign taxes withheld                           --              (467)             (176)               --                --
...................................................................................................................................
Total investment income                         4,749,690           274,125           101,083           123,911        19,721,910
...................................................................................................................................
Expenses
Compensation of Manager (Note 2)                  940,521           144,914            40,970           189,291         1,979,251
Investor servicing and custodian fees
(Note 2)                                          110,922            49,446            32,727            50,330           252,114
Trustee compensation and expenses
(Note 2)                                            7,575             4,664               936             5,346            13,854
Administrative services (Note 2)                    4,655             2,891                50             3,114             7,462
Distribution fees-Class IB (Note 2)               125,700            26,018             6,496            43,670           179,448
Auditing                                           14,358            12,500            12,654            13,554            37,689
Legal                                               8,358             7,329             6,239             7,371            10,398
Other                                              30,858             7,080             2,751             5,961            63,377
Non-recurring costs (Note 7)                        5,649             1,372               248             1,737            10,245
Costs assumed by Manager (Note 7)                  (5,649)           (1,372)             (248)           (1,737)          (10,245)
Fees waived and reimbursed by Manager
(Notes 2 and 6)                                  (148,565)          (20,074)          (35,523)          (18,783)          (61,633)
...................................................................................................................................
Total expenses                                  1,094,382           234,768            67,300           299,854         2,481,960
...................................................................................................................................
Expense reduction (Note 2)                         (6,119)          (12,113)               --           (11,074)           (1,872)
...................................................................................................................................
Net expenses                                    1,088,263           222,655            67,300           288,780         2,480,088
...................................................................................................................................
Net investment income (loss)                    3,661,427            51,470            33,783          (164,869)       17,241,822
...................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                                (2,097,337)        2,088,943           416,521         2,425,068         9,065,606
Net realized gain (loss) on futures
contracts (Note 1)                               (130,681)               --                --                --        (1,005,992)
Net realized gain (loss) on swap
contracts (Note 1)                                290,064                --                --                --           989,792
Net realized gain (loss) on written
options (Notes 1 and 3)                                --           (47,577)               --            (2,266)               --
Net realized gain (loss) on credit
default  contracts (Note 1)                            --                --                --                --            45,560
Net realized gain (loss) on foreign
currency transactions (Note 1)                         --                --                31                --        (1,413,075)
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                      --                --                --                --           852,483
Net unrealized appreciation
(depreciation) of investments, written
options, TBA sale commitments, swap
contracts, credit default contracts and
futures contracts during the period            (2,317,302)         (245,589)          192,063          (692,534)      (17,080,297)
...................................................................................................................................
Net gain (loss) on investments                 (4,255,256)        1,795,777           608,615         1,730,268        (8,545,923)
...................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                       $(593,829)       $1,847,247          $642,398        $1,565,399        $8,695,899
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2004 (Unaudited)
                                                Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                            Equity Income The George Putnam      Global Asset     Global Equity        Growth and
                                                     Fund    Fund of Boston   Allocation Fund              Fund       Income Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment income
Dividends                                        $982,121        $4,715,661        $2,554,697        $7,069,525       $59,191,041
Interest-unaffiliated issuers                      11,488         5,449,563         3,244,991            74,288           306,313
Interest-affiliated issuers (Note 6)                3,345            56,964            45,436            26,763            29,336
Securities lending                                     --            10,507            13,193            37,913            31,416
Less: foreign taxes withheld                       (6,777)          (26,912)         (136,235)         (579,070)          (11,690)
...................................................................................................................................
Total investment income                           990,177        10,205,783         5,722,082         6,629,419        59,546,416
...................................................................................................................................
Expenses
Compensation of Manager (Note 2)                  264,788         2,218,672         1,525,305         2,769,390        13,524,070
Investor servicing and custodian fees
(Note 2)                                           57,716           247,073           388,080           402,848         1,041,309
Trustee compensation and expenses
(Note 2)                                            4,599            13,939             9,508            15,962            55,384
Administrative services (Note 2)                    2,606             7,625             4,899             8,058            25,677
Distribution fees-Class IB (Note 2)                37,820           326,900            44,134            92,856         1,046,266
Auditing                                           12,682            28,045            33,207            29,700            34,939
Legal                                               7,530             9,324             8,175            10,366            33,260
Other                                              10,813            68,211            57,313           115,368           405,801
Non-recurring costs (Note 7)                        1,304            11,766             8,235            17,024            79,666
Costs assumed by Manager (Note 7)                  (1,304)          (11,766)           (8,235)          (17,024)          (79,666)
Fees waived and reimbursed by Manager
(Notes 2 and 6)                                   (18,813)          (10,587)           (7,886)           (5,022)           (5,487)
...................................................................................................................................
Total expenses                                    379,741         2,909,202         2,062,735         3,439,526        16,161,219
...................................................................................................................................
Expense reduction (Note 2)                           (425)          (80,490)          (86,919)         (302,151)         (571,454)
...................................................................................................................................
Net expenses                                      379,316         2,828,712         1,975,816         3,137,375        15,589,765
...................................................................................................................................
Net investment income (loss)                      610,861         7,377,071         3,746,266         3,492,044        43,956,651
...................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                                   921,746        19,046,165        21,701,886+       49,254,712*       215,809,787
Net realized gain (loss) on futures
contracts (Note 1)                                     --        (1,558,536)         (272,393)          681,950            57,796
Net realized gain (loss) on swap
contracts (Note 1)                                     --           539,497           532,189                --                --
Net realized gain (loss) on written
options (Notes 1 and 3)                                --             8,943          (122,805)               --                --
Net realized gain (loss) on credit
default  contracts (Note 1)                            --          (111,991)          (68,945)               --                --
Net realized gain (loss) on foreign
currency transactions (Note 1)                         --             2,696          (644,959)       (4,553,714)               --
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                      --            26,054            66,981          (488,249)               --
Net unrealized appreciation
(depreciation) of investments, written
options TBA sale commitments, swap
contracts, credit default contracts and
futures contracts during the period               480,421       (11,905,985)      (15,957,736)      (31,894,108)      (49,787,275)
...................................................................................................................................
Net gain (loss) on investments                  1,402,167         6,046,843         5,234,218        13,000,591       166,080,308
...................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      $2,013,028       $13,423,914        $8,980,484       $16,492,635      $210,036,959
----------------------------------------------------------------------------------------------------------------------------------

* Net of foreign tax of $96,130.

+ Net of foreign tax of $1,660.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2004 (Unaudited)
                                                Putnam VT         Putnam VT                                             Putnam VT
                                                   Growth            Health         Putnam VT         Putnam VT     International
                                            Opportunities          Sciences        High Yield            Income            Equity
                                                     Fund              Fund              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment income
Dividends                                        $374,780        $2,535,224        $1,378,824               $--       $15,236,241
Interest-unaffiliated issuers                       1,659            19,631        29,095,926        18,431,805            31,668
Interest-affiliated  issuers (Note 6)                 489             5,067            23,528           168,180             4,323
Securities lending                                    367            30,222             1,905                --            81,333
Less: foreign taxes withheld                           --          (141,336)               --                --        (1,991,741)
...................................................................................................................................
Total investment income                           377,295         2,448,808        30,500,183        18,599,985        13,361,824
...................................................................................................................................
Expenses
Compensation of Manager (Note 2)                  260,714         1,263,191         2,403,802         2,957,437         3,549,489
Investor servicing and custodian fees
(Note 2)                                           31,529           138,702           227,801           287,325           650,040
Trustee compensation and expenses
(Note 2)                                            6,075             8,891            14,675            21,637            15,744
Administrative services (Note 2)                    3,367             4,835             7,663            10,079             8,143
Distribution fees-Class IB (Note 2)                47,328           208,919           196,128           333,381           640,981
Auditing                                           13,604            12,141            32,069            38,824            23,884
Legal                                               7,451             8,738            17,959            12,083            11,553
Other                                              15,152            61,490            97,933            93,575           146,646
Non-recurring costs (Note 7)                        2,513             7,676            12,916            16,269            16,080
Costs assumed by Manager (Note 7)                  (2,513)           (7,676)          (12,916)          (16,269)          (16,080)
Fees waived and reimbursed by Manager
(Notes 2 and 6)                                    (3,748)             (980)           (4,728)         (112,538)             (737)
...................................................................................................................................
Total expenses                                    381,472         1,705,927         2,993,302         3,641,803         5,045,743
...................................................................................................................................
Expense reduction (Note 2)                         (8,357)          (47,186)               --           (26,600)         (287,366)
...................................................................................................................................
Net expenses                                      373,115         1,658,741         2,993,302         3,615,203         4,758,377
...................................................................................................................................
Net investment income (loss)                        4,180           790,067        27,506,881        14,984,782         8,603,447
...................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                                   423,385        14,922,332        (7,301,652)          835,674        61,285,188
Net realized gain (loss) on futures
contracts (Note 1)                                     --           (48,760)               --        (8,506,269)               --
Net realized gain (loss) on swap
contracts (Note 1)                                     --                --         1,947,456           637,000                --
Net realized gain (loss) on credit
default contracts (Note 1)                             --                --                --          (623,023)               --
Net realized gain (loss) on foreign
currency transactions (Note 1)                         --          (948,397)          (29,838)           83,911         1,228,087
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                      --           159,971           283,338           (89,392)       (1,490,094)
Net unrealized appreciation
(depreciation) of investments, TBA sale
commitments, swap contracts, credit
default contracts and futures contracts
during the period                              (1,293,986)      (10,855,474)       (9,473,118)          (16,883)      (57,511,401)
...................................................................................................................................
Net gain (loss) on investments                   (870,601)        3,229,672       (14,573,814)       (7,678,982)        3,511,780
...................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                       $(866,421)       $4,019,739       $12,933,067        $7,305,800       $12,115,227
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2004 (Unaudited)
                                                Putnam VT         Putnam VT
                                            International     International         Putnam VT         Putnam VT         Putnam VT
                                               Growth and New Opportunities         Investors     Mid Cap Value      Money Market
                                              Income Fund              Fund              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment income
Dividends                                      $4,724,706        $3,493,578        $3,775,118          $240,763               $--
Interest-unaffiliated issuers                      11,103             9,820            15,816             5,176         2,793,768
Interest-affiliated  issuers (Note 6)               4,404             3,067             3,586               667             9,630
Securities lending                                     --             9,600            24,189                --                --
Less: foreign taxes withheld                     (563,865)         (440,522)          (18,072)               --                --
...................................................................................................................................
Total investment income                         4,176,348         3,075,543         3,800,637           246,606         2,803,398
...................................................................................................................................
Expenses
Compensation of Manager (Note 2)                1,193,214         1,172,268         1,789,292           101,930         1,087,271
Investor servicing and custodian fees
(Note 2)                                          212,823           216,280           174,119            22,972           136,477
Trustee compensation and expenses
(Note 2)                                            9,861             9,570            13,198             2,457            10,320
Administrative services (Note 2)                    5,158             5,041             7,403             2,877             4,792
Distribution fees-Class IB (Note 2)                83,580           174,651           274,248            10,009           136,592
Auditing                                           17,214            19,427            14,799            12,661            22,847
Legal                                               8,521             7,135             8,418             6,297             9,177
Other                                              47,320            54,498            84,032             5,028            30,622
Non-recurring costs (Note 7)                        6,403             5,214            13,072               575             7,747
Costs assumed by Manager (Note 7)                  (6,403)           (5,214)          (13,072)             (575)           (7,747)
Fees waived and reimbursed by Manager
(Notes 2 and 6)                                      (801)          (11,307)             (672)          (13,815)          (29,244)
...................................................................................................................................
Total expenses                                  1,576,890         1,647,563         2,364,837           150,416         1,408,854
...................................................................................................................................
Expense reduction (Note 2)                       (121,845)         (158,101)          (89,722)               --            (1,207)
...................................................................................................................................
Net expenses                                    1,455,045         1,489,462         2,275,115           150,416         1,407,647
...................................................................................................................................
Net investment income (loss)                    2,721,303         1,586,081         1,525,522            96,190         1,395,751
...................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                                23,766,200        17,254,248        40,803,106           930,726             4,090
Net realized gain (loss) on futures
contracts (Note 1)                                     --                --           (46,467)               --                --
Net realized gain (loss) on written
options (Notes 1 and 3)                                --                --            19,962                --                --
Net realized gain (loss) on foreign
currency transactions (Note 1)                      5,382           (45,403)               14                --                --
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                 (50,451)          (25,453)             (219)               --                --
Net unrealized appreciation
(depreciation) of investments, written
options, and futures contracts during
the period                                    (11,774,304)      (15,083,855)      (23,866,656)           18,617                --
...................................................................................................................................
Net gain (loss) on investments                 11,946,827         2,099,537        16,909,740           949,343             4,090
...................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                     $14,668,130        $3,685,618       $18,435,262        $1,045,533        $1,399,841
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2004 (Unaudited)
                                                Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                        New Opportunities         New Value    OTC & Emerging          Research         Small Cap
                                                     Fund              Fund       Growth Fund              Fund        Value Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment income
Dividends                                      $5,065,119        $5,367,085          $149,653        $1,832,237        $3,963,819
Interest-unaffiliated issuers                      69,101            17,045             5,648            22,530            45,184
Interest-affiliated  issuers (Note 6)              18,184             3,197             3,451            10,124             8,470
Securities lending                                     --             7,849                --             3,019            82,454
Less: foreign taxes withheld                       (8,707)               --                --            (8,559)           (7,056)
...................................................................................................................................
Total investment income                         5,143,697         5,395,176           158,752         1,859,351         4,092,871
...................................................................................................................................
Expenses
Compensation of Manager (Note 2)                5,738,767         1,962,060           394,068           808,179         2,584,354
Investor servicing and custodian fees
(Note 2)                                          417,144           163,033            62,485            99,293           212,497
Trustee compensation and expenses
(Note 2)                                           27,387            12,783             7,887             9,289            12,610
Administrative services (Note 2)                   12,887             7,297             4,555             4,902             7,329
Distribution fees-Class IB (Note 2)               218,891           195,557            51,907           158,248           450,463
Auditing                                           25,597            12,738            10,395            13,054            13,355
Legal                                              16,085             9,838             7,626             7,182            10,368
Other                                             388,598            71,617            34,434            32,233            52,391
Non-recurring costs (Note 7)                       34,550            10,436             4,664             6,001             9,835
Costs assumed by Manager (Note 7)                 (34,550)          (10,436)           (4,664)           (6,001)           (9,835)
Fees waived and reimbursed by Manager
(Note 6)                                           (4,445)             (553)             (594)           (1,853)           (1,751)
...................................................................................................................................
Total expenses                                  6,840,911         2,434,370           572,763         1,130,527         3,341,616
...................................................................................................................................
Expense reduction (Note 2)                       (450,934)          (50,781)          (26,538)          (34,979)          (76,721)
...................................................................................................................................
Net expenses                                    6,389,977         2,383,589           546,225         1,095,548         3,264,895
...................................................................................................................................
Net investment income (loss)                   (1,246,280)        3,011,587          (387,473)          763,803           827,976
...................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                               126,351,154        27,001,971         4,518,156        15,250,326        41,004,136
Net realized gain (loss) on futures
contracts (Note 1)                                 69,826                --                --           431,871                --
Net realized gain (loss) on written
options (Notes 1 and 3)                           (24,047)               --            (7,034)               --                --
Net realized gain (loss) on foreign
currency transactions (Note 1)                        133                --                --           (64,245)               --
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                     (24)               --                --           207,510                --
Net unrealized appreciation
(depreciation) of investments, written
options, and futures contracts during
the period                                    (57,364,005)       (3,209,206)          448,674       (13,807,663)       28,304,773
...................................................................................................................................
Net gain (loss) on investments                 69,033,037        23,792,765         4,959,796         2,017,799        69,308,909
...................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                     $67,786,757       $26,804,352        $4,572,323        $2,781,602       $70,136,885
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Operations (continued)
----------------------------------------------------------------------------------------------
Six months ended June 30, 2004 (Unaudited)
                                                Putnam VT         Putnam VT         Putnam VT
                                         Utilities Growth             Vista           Voyager
                                          and Income Fund              Fund              Fund
----------------------------------------------------------------------------------------------
Investment income
Dividends                                      $6,079,869        $1,016,648       $14,929,782
Interest-unaffiliated issuers                     975,779            21,407            21,241
Interest-affiliated  issuers (Note 6)              11,605            14,466            11,355
Securities lending                                 93,077            50,641            64,902
Less: foreign taxes withheld                     (205,750)           (5,578)          (28,880)
...............................................................................................
Total investment income                         6,954,580         1,097,584        14,998,400
...............................................................................................
Expenses
Compensation of Manager (Note 2)                1,367,061         1,640,842         8,848,451
Investor servicing and custodian fees
(Note 2)                                          174,783           160,064           628,171
Trustee compensation and expenses
(Note 2)                                            9,932            12,745            45,787
Administrative services (Note 2)                    5,094             6,865            23,530
Distribution fees-Class IB (Note 2)                61,957           305,093           644,551
Auditing                                           14,959            18,112            32,180
Legal                                               5,998             8,172            21,686
Other                                              61,913            94,570           370,943
Non-recurring costs (Note 7)                        8,792            10,521            57,298
Costs assumed by Manager (Note 7)                  (8,792)          (10,521)          (57,298)
Fees waived and reimbursed by Manager
(Note 6)                                           (2,012)           (2,447)           (2,091)
...............................................................................................
Total expenses                                  1,699,685         2,244,016        10,613,208
...............................................................................................
Expense reduction (Note 2)                        (69,507)          (67,885)         (388,916)
...............................................................................................
Net expenses                                    1,630,178         2,176,131        10,224,292
...............................................................................................
Net investment income (loss)                    5,324,402        (1,078,547)        4,774,108
...............................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                                18,640,401        43,531,335        43,825,018
Net realized gain (loss) on futures
contracts (Note 1)                                (87,795)          143,457           (38,570)
Net realized gain (loss) on foreign
currency transactions (Note 1)                    189,842                --                --
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                 234,248                --                --
Net unrealized appreciation
(depreciation) of investments, written
options and futures contracts during
the period                                    (12,829,123)       (6,979,891)        6,394,690
...............................................................................................
Net gain (loss) on investments                  6,147,573        36,694,901        50,181,138
...............................................................................................
Net increase (decrease) in net assets
resulting from operations                     $11,471,975       $35,616,354       $54,955,246
----------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
                                                       Putnam VT                           Putnam VT
                                                  American Government                       Capital
                                                       Income Fund                     Appreciation Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2004*              2003             2004*              2003
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                   $3,661,427       $11,085,879           $51,470          $(26,910)
Net realized gain (loss) on investments
and foreign currency transactions              (1,937,954)        3,612,358         2,041,366           756,394
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                     (2,317,302)       (7,471,274)         (245,589)        6,746,633
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                        (593,829)        7,226,963         1,847,247         7,476,117
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                       (7,618,446)       (8,306,607)               --                --
Class IB                                       (3,760,316)       (3,219,731)               --                --
From net realized short-term gain on
investments
Class IA                                       (1,589,124)       (6,704,151)               --                --
Class IB                                         (861,915)       (2,832,810)               --                --
From net realized long-term gain on
investments
Class IA                                       (1,246,371)         (948,392)               --                --
Class IB                                         (676,012)         (400,739)               --                --
Increase (decrease) from capital share
transactions (Note 4)                         (58,337,689)     (202,711,571)          588,784         8,592,352
.................................................................................................................
Total increase (decrease) in net assets       (74,683,702)     (217,897,038)        2,436,031        16,068,469
.................................................................................................................
Net assets:
Beginning of period                           333,040,519       550,937,557        43,631,318        27,562,849
.................................................................................................................
End of period                                $258,356,817      $333,040,519       $46,067,349       $43,631,318
.................................................................................................................
Undistributed net investment income
(loss), end of period                          $3,405,904       $11,123,239           $51,470               $--
----------------------------------------------------------------------------------------------------------------

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                        Putnam VT                           Putnam VT
                                              Capital Opportunities Fund              Discovery Growth Fund
                                         Six months ended      Period ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2004*            2003**             2004*              2003
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                      $33,783           $(3,988)        $(164,869)        $(329,380)
Net realized gain (loss) on investments
and foreign currency transactions                 416,552           333,130         2,422,802         1,300,484
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                        192,063           811,796          (692,534)       10,952,903
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                         642,398         1,140,938         1,565,399        11,924,007
.................................................................................................................
Distributions to shareholders (Note 1):
From net realized short term gain on
investments
Class IA                                          (82,417)         (119,096)               --                --
Class IB                                          (56,196)          (98,856)               --                --
From net realized long term gain on
investments
Class IA                                             (576)               --                --                --
Class IB                                             (393)               --                --                --
Increase (decrease)  from capital share
transactions (Note 4)                           3,307,411         8,785,491        (2,892,100)        6,566,382
.................................................................................................................
Total increase (decrease) in net assets         3,810,227         9,708,477        (1,326,701)       18,490,389
.................................................................................................................
Net assets:
Beginning of period (Note 5)                   10,708,477         1,000,000        54,925,245        36,434,856
.................................................................................................................
End of period                                 $14,518,704       $10,708,477       $53,598,544       $54,925,245
.................................................................................................................
Undistributed net investment income
(loss), end of period                             $33,783               $--         $(164,869)              $--
----------------------------------------------------------------------------------------------------------------

 * Unaudited

** From May 1, 2003 (commencement of operations) through December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                       Putnam VT                           Putnam VT
                                                 Diversified Income Fund               Equity Income Fund
                                         Six months ended        Year ended  Six months ended      Period ended
                                                  June 30       December 31           June 30       December 31
                                                    2004*             2003              2004*            2003**
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                  $17,241,822       $41,274,843          $610,861          $237,762
Net realized gain (loss) on investments
and foreign currency transactions               7,681,891        14,954,307           921,746           117,030
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                    (16,227,814)       50,085,187           480,421         5,653,243
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                       8,695,899       106,314,337         2,013,028         6,008,035
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                      (40,845,808)      (42,039,989)               --          (155,881)
Class IB                                      (13,445,220)      (10,179,633)               --           (75,005)
From net realized short term gain on
investments
Class IA                                               --                --           (63,353)          (46,764)
Class IB                                               --                --           (37,960)          (26,787)
From net realized long term gain on
investments
Class IA                                               --                --            (4,224)               --
Class IB                                               --                --            (2,531)               --
Increase (decrease)  from capital share
transactions (Note 4)                          12,227,003        (7,157,127)       33,687,124        55,233,889
.................................................................................................................
Total increase (decrease) in net assets       (33,368,126)       46,937,588        35,592,084        60,937,487
.................................................................................................................
Net assets:
Beginning of period (Note 5)                  590,764,563       543,826,975        61,937,487         1,000,000
.................................................................................................................
End of period                                $557,396,437      $590,764,563       $97,529,571       $61,937,487
.................................................................................................................
Undistributed net investment income
(loss), end of period                         $15,011,098       $52,060,304          $617,743            $6,882
----------------------------------------------------------------------------------------------------------------

 * Unaudited

** From May 1, 2003 (commencement of operations) through December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                         Putnam VT                          Putnam VT
                                              The George Putnam Fund of Boston   Global Asset Allocation Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2004*              2003             2004*              2003
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                   $7,377,071       $14,198,655        $3,746,266        $8,475,121
Net realized gain (loss) on investments
and foreign currency transactions              17,926,774       (12,718,539)       21,124,973        (2,472,296)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                    (11,879,931)      104,316,164       (15,890,755)       82,622,767
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      13,423,914       105,796,280         8,980,484        88,625,592
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                       (9,628,562)      (11,398,383)      (12,503,617)      (17,438,656)
Class IB                                       (5,049,784)       (4,574,872)       (1,038,075)         (953,527)
Increase (decrease)  from capital share
transactions (Note 4)                            (198,420)       32,293,033       (21,208,444)      (65,343,966)
.................................................................................................................
Total increase (decrease) in net assets        (1,452,852)      122,116,058       (25,769,652)        4,889,443
.................................................................................................................
Net assets:
Beginning of period                           717,376,068       595,260,010       450,300,925       445,411,482
.................................................................................................................
End of period                                $715,923,216      $717,376,068      $424,531,273      $450,300,925
.................................................................................................................
Undistributed net investment income
(loss), end of period                          $6,962,294       $14,263,569        $3,589,840       $13,385,266
----------------------------------------------------------------------------------------------------------------

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                         Putnam VT                        Putnam VT
                                                     Global Equity Fund             Growth and Income Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2004*              2003             2004*              2003
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                   $3,492,044        $8,436,730       $43,956,651       $98,088,182
Net realized gain (loss) on investments
and foreign currency transactions              45,382,948        11,444,312       215,867,583      (192,293,026)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                    (32,382,357)      164,701,935       (49,787,275)    1,418,968,741
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      16,492,635       184,582,977       210,036,959     1,324,763,897
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                      (14,270,519)       (8,218,463)      (85,070,162)      (99,132,003)
Class IB                                       (1,493,779)         (665,514)      (13,278,799)      (12,019,407)
Increase (decrease)  from capital share
transactions (Note 4)                         (59,910,568)     (155,060,977)     (381,677,248)     (778,828,874)
.................................................................................................................
Total increase (decrease) in net assets       (59,182,231)       20,638,023      (269,989,250)      434,783,613
.................................................................................................................
Net assets:
Beginning of period                           745,736,159       725,098,136     5,776,114,674     5,341,331,061
.................................................................................................................
End of period                                $686,553,928      $745,736,159    $5,506,125,424    $5,776,114,674
.................................................................................................................
Undistributed net investment income
(loss), end of period                          $3,189,481       $15,461,735       $42,423,754       $96,816,064
----------------------------------------------------------------------------------------------------------------

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                         Putnam VT                         Putnam VT
                                                Growth Opportunities Fund            Health Sciences Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2004*              2003             2004*              2003
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                       $4,180           $34,397          $790,067          $965,521
Net realized gain (loss) on investments
and foreign currency transactions                 423,385        (4,404,505)       13,925,175       (10,802,808)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                     (1,293,986)       18,885,298       (10,695,503)       68,415,891
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                        (866,421)       14,515,190         4,019,739        58,578,604
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                          (48,224)               --          (741,222)       (1,677,393)
Class IB                                               --                --          (303,308)         (715,041)
Increase (decrease) from capital share
transactions (Note 4)                          (3,211,650)       (1,439,793)      (19,247,185)      (27,707,414)
.................................................................................................................
Total increase (decrease) in net assets        (4,126,295)       13,075,397       (16,271,976)       28,478,756
.................................................................................................................
Net assets:
Beginning of period                            76,375,376        63,299,979       361,089,660       332,610,904
.................................................................................................................
End of period                                 $72,249,081       $76,375,376      $344,817,684      $361,089,660
.................................................................................................................
Undistributed net investment income
(loss), end of period                             $(9,647)          $34,397        $1,014,629        $1,269,092
----------------------------------------------------------------------------------------------------------------

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                        Putnam VT                         Putnam VT
                                                    High Yield Fund                      Income Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2004*              2003             2004*              2003
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                  $27,506,881       $61,196,596       $14,984,782       $39,688,998
Net realized gain (loss) on investments
and foreign currency transactions              (5,384,034)      (13,451,250)       (7,572,707)       15,697,046
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                     (9,189,780)      115,573,829          (106,275)       (4,930,895)
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      12,933,067       163,319,175         7,305,800        50,455,149
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                      (48,322,088)      (61,388,535)      (30,507,662)      (44,069,130)
Class IB                                      (13,065,494)      (10,000,573)      (10,847,245)      (10,530,223)
Increase (decrease)  from capital share
transactions (Note 4)                         (29,801,502)       55,516,802       (50,623,055)     (103,837,957)
.................................................................................................................
Total increase (decrease) in net assets       (78,256,017)      147,446,869       (84,672,162)     (107,982,161)
.................................................................................................................
Net assets:
Beginning of period                           753,368,708       605,921,839     1,027,186,520     1,135,168,681
.................................................................................................................
End of period                                $675,112,691      $753,368,708      $942,514,358    $1,027,186,520
.................................................................................................................
Undistributed net investment income
(loss), end of period                         $21,297,644       $55,718,345       $13,310,776       $39,680,901
----------------------------------------------------------------------------------------------------------------

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                         Putnam VT                         Putnam VT
                                               International Equity Fund    International Growth and Income Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2004*              2003             2004*              2003
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                   $8,603,447       $10,810,475        $2,721,303        $4,144,530
Net realized gain (loss) on investments
and foreign currency transactions              62,513,275       (62,537,516)       23,771,582         3,088,742
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                    (59,001,495)      271,848,784       (11,824,755)       77,528,948
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      12,115,227       220,121,743        14,668,130        84,762,220
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                       (7,172,506)       (4,745,642)       (3,366,872)       (3,572,539)
Class IB                                       (7,701,113)       (3,094,231)         (866,022)         (751,617)
Increase (decrease)  from capital share
transactions (Note 4)                         (35,579,127)        2,523,862        (2,169,256)      (36,461,703)
.................................................................................................................
Total increase (decrease) in net assets       (38,337,519)      214,805,732         8,265,980        43,976,361
.................................................................................................................
Net assets:
Beginning of period                           954,383,165       739,577,433       290,888,556       246,912,195
.................................................................................................................
End of period                                $916,045,646      $954,383,165      $299,154,536      $290,888,556
.................................................................................................................
Undistributed net investment income
(loss), end of period                          $6,754,413       $13,024,585        $2,643,047        $4,154,638
----------------------------------------------------------------------------------------------------------------

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                  Putnam VT International                   Putnam VT
                                                  New Opportunities Fund                 Investors Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2004*              2003             2004*              2003
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                   $1,586,081        $1,856,742        $1,525,522        $3,273,194
Net realized gain (loss) on investments
and foreign currency transactions              17,208,845        14,264,119        40,776,615         8,672,066
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                    (15,109,308)       48,378,925       (23,866,875)      116,627,327
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                       3,685,618        64,499,786        18,435,262       128,572,587
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                       (1,153,219)         (540,542)       (2,327,042)       (2,400,705)
Class IB                                       (1,387,297)         (397,587)       (1,020,711)         (770,956)
Increase (decrease)  from capital share
transactions (Note 4)                         (20,096,594)      (34,999,913)      (36,533,576)      (74,322,637)
.................................................................................................................
Total increase (decrease) in net assets       (18,951,492)       28,561,744       (21,446,067)       51,078,289
.................................................................................................................
Net assets:
Beginning of period                           242,832,404       214,270,660       573,093,948       522,015,659
.................................................................................................................
End of period                                $223,880,912      $242,832,404      $551,647,881      $573,093,948
.................................................................................................................
Undistributed net investment income
(loss), end of period                          $1,538,126        $2,492,561        $1,408,272        $3,230,503
----------------------------------------------------------------------------------------------------------------

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                        Putnam VT                           Putnam VT
                                                   Mid Cap Value Fund                  Money Market Fund
                                         Six months ended      Period ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2004*            2003**             2004*              2003
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                      $96,190           $59,092        $1,395,751        $5,445,581
Net realized gain (loss) on investments
and foreign currency transactions                 930,726           211,495             4,090             1,746
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                         18,617         2,332,157                --                --
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                       1,045,533         2,602,744         1,399,841         5,447,327
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                               --           (44,612)       (1,187,631)       (4,716,121)
Class IB                                               --           (14,480)         (208,120)         (729,460)
From net realized short term gain on
investments
Class IA                                         (103,988)          (85,772)               --                --
Class IB                                          (38,112)          (35,715)               --                --
From net realized long term gain on
investments
Class IA                                           (5,032)               --                --                --
Class IB                                           (1,844)               --                --                --
Increase (decrease)  from capital share
transactions (Note 4)                          11,100,961        19,780,432      (125,950,531)     (369,360,640)
.................................................................................................................
Total increase (decrease) in net assets        11,997,518        22,202,597      (125,946,441)     (369,358,894)
.................................................................................................................
Net assets:
Beginning of period (Note 5)                   23,202,597         1,000,000       579,447,073       948,805,967
.................................................................................................................
End of period                                 $35,200,115       $23,202,597      $453,500,632      $579,447,073
.................................................................................................................
Undistributed net investment income
(loss), end of period                             $96,190               $--               $--               $--
----------------------------------------------------------------------------------------------------------------

 * Unaudited

** From May 1, 2003 (commencement of operations) through December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                        Putnam VT                           Putnam VT
                                                    New Opportunities                    New Value Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2004*              2003             2004*              2003
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                  $(1,246,280)      $(2,502,239)       $3,011,587        $5,736,541
Net realized gain (loss) on investments
and foreign currency transactions             126,397,066       (76,057,801)       27,001,971        (4,445,024)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                    (57,364,029)      611,672,087        (3,209,206)      139,892,603
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      67,786,757       533,112,047        26,804,352       141,184,120
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                               --                --        (4,392,201)       (5,493,851)
Class IB                                               --                --        (1,367,363)       (1,371,132)
Increase (decrease)  from capital share
transactions (Note 4)                        (184,906,121)     (321,186,942)       (4,335,894)      (34,993,039)
.................................................................................................................
Total increase (decrease) in net assets      (117,119,364)      211,925,105        16,708,894        99,326,098
.................................................................................................................
Net assets:
Beginning of period                         2,002,439,253     1,790,514,148       565,640,353       466,314,255
.................................................................................................................
End of period                              $1,885,319,889    $2,002,439,253      $582,349,247      $565,640,353
.................................................................................................................
Undistributed net investment income
(loss), end of period                         $(1,246,280)              $--        $2,872,725        $5,620,702
----------------------------------------------------------------------------------------------------------------

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                       Putnam VT                           Putnam VT
                                              OTC & Emerging Growth Fund                 Research Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2004*              2003             2004*              2003
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                    $(387,473)        $(756,693)         $763,803        $1,618,461
Net realized gain (loss) on investments
and foreign currency transactions               4,511,122         4,885,477        15,617,952           356,362
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                        448,674        27,703,495       (13,600,153)       51,177,252
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                       4,572,323        31,832,279         2,781,602        53,152,075
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                               --                --          (194,535)         (700,646)
Class IB                                               --                --                --          (319,440)
Increase (decrease)  from capital share
transactions (Note 4)                          (9,874,825)       (9,456,853)      (14,051,413)      (26,480,843)
.................................................................................................................
Total increase (decrease) in net assets        (5,302,502)       22,375,426       (11,464,346)       25,651,146
.................................................................................................................
Net assets:
Beginning of period                           116,446,978        94,071,552       254,180,603       228,529,457
.................................................................................................................
End of period                                $111,144,476      $116,446,978      $242,716,257      $254,180,603
.................................................................................................................
Undistributed net investment income
(loss), end of period                           $(387,473)              $--          $948,896          $379,628
----------------------------------------------------------------------------------------------------------------

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                        Putnam VT                          Putnam VT
                                                  Small Cap Value Fund         Utilities Growth and Income Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2004*              2003             2004*              2003
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                     $827,976        $3,104,778        $5,324,402       $10,878,557
Net realized gain (loss) on investments
and foreign currency transactions              41,004,136         4,044,168        18,742,448       (47,797,858)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                     28,304,773       194,328,799       (12,594,875)      122,640,377
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      70,136,885       201,477,745        11,471,975        85,721,076
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                       (1,625,412)       (1,226,829)       (8,479,930)      (14,252,581)
Class IB                                       (1,299,360)         (782,378)       (1,133,290)       (1,536,800)
Increase (decrease)  from capital share
transactions (Note 4)                          13,681,409        16,098,993       (25,848,019)      (63,450,161)
.................................................................................................................
Total increase (decrease) in net assets        80,893,522       215,567,531       (23,989,264)        6,481,534
.................................................................................................................
Net assets:
Beginning of period                           623,027,872       407,460,341       401,184,306       394,702,772
.................................................................................................................
End of period                                $703,921,394      $623,027,872      $377,195,042      $401,184,306
.................................................................................................................
Undistributed net investment income
(loss), end of period                          $1,048,636        $3,145,432        $5,519,735        $9,808,553
----------------------------------------------------------------------------------------------------------------

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                         Putnam VT                           Putnam VT
                                                        Vista Fund                         Voyager Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2004*              2003             2004*              2003
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                  $(1,078,547)      $(1,495,038)       $4,774,108       $13,165,646
Net realized gain (loss) on investments
and foreign currency transactions              43,674,792       (16,639,639)       43,786,448      (182,689,036)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                     (6,979,891)      150,208,009         6,394,690       880,967,841
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      35,616,354       132,073,332        54,955,246       711,444,451
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                               --                --       (12,009,064)      (18,045,529)
Class IB                                               --                --        (1,265,736)       (1,516,320)
Increase (decrease)  from capital share
transactions (Note 4)                         (31,455,137)      (51,746,613)     (265,521,521)     (484,888,427)
.................................................................................................................
Total increase (decrease) in net assets         4,161,217        80,326,719      (223,841,075)      206,994,175
.................................................................................................................
Net assets:
Beginning of period                           504,020,526       423,693,807     3,309,517,290     3,102,523,115
.................................................................................................................
End of period                                $508,181,743      $504,020,526    $3,085,676,215    $3,309,517,290
.................................................................................................................
Undistributed net investment income
(loss), end of period                         $(1,078,547)              $--        $4,434,495       $12,935,187
----------------------------------------------------------------------------------------------------------------

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





THIS PAGE LEFT BLANK INTENTIONALLY





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
-----------------------------------------------------------------------------------------------------------------------
                                                                    Investment Operations:
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net       Gain (Loss)        Total from
                                                     Beginning        Investment                on        Investment
Period ended                                         of Period      Income (Loss)      Investments        Operations
-----------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2004+                                          $12.08             $.15(a)(i)        $(.17)            $(.02)
December 31, 2003                                        12.34              .29(a)            (.07)              .22
December 31, 2002                                        11.62              .39(a)             .63              1.02
December 31, 2001                                        10.88              .48(a)             .26               .74
December 31, 2000***                                     10.00              .59(a)(i)          .62              1.21
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2004+                                           $7.59             $.01(a)(i)         $.33              $.34
December 31, 2003                                         6.07               --(a)(e)         1.52              1.52
December 31, 2002                                         7.82              .02(a)           (1.75)            (1.73)
December 31, 2001                                         9.06              .01(a)           (1.25)            (1.24)
December 31, 2000****                                    10.00             (.07)(a)           (.87)             (.94)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
June 30, 2004+                                          $12.74             $.04(a)(i)         $.71              $.75
December 31, 2003*****                                   10.00               --(a)(e)(i)      3.02              3.02
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
June 30, 2004+                                           $4.66            $(.01)(a)(i)        $.15              $.14
December 31, 2003                                         3.52             (.02)(a)           1.16              1.14
December 31, 2002                                         4.98             (.04)(a)          (1.42)            (1.46)
December 31, 2001                                         7.18             (.06)(a)          (2.14)            (2.20)
December 31, 2000****                                    10.00             (.05)(a)          (2.77)            (2.82)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2004+                                           $9.32             $.27(a)(i)        $(.11)             $.16
December 31, 2003                                         8.55              .63(a)             .97              1.60
December 31, 2002                                         8.81              .71(a)            (.20)              .51
December 31, 2001                                         9.15              .78(a)            (.44)              .34
December 31, 2000                                         9.92              .80(a)            (.78)              .02
December 31, 1999                                        10.49              .80(a)            (.63)              .17
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund
June 30, 2004+                                          $12.09             $.10(a)(i)         $.22              $.32
December 31, 2003*****                                   10.00              .10(a)(i)         2.06              2.16
-----------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2004+                                          $10.93             $.12(a)(i)         $.09              $.21
December 31, 2003                                         9.58              .23(a)            1.38              1.61
December 31, 2002                                        10.73              .28(a)           (1.17)             (.89)
December 31, 2001                                        10.96              .31(a)            (.24)              .07
December 31, 2000                                         9.98              .19(a)             .79               .98
December 31, 1999                                        10.28              .32(a)            (.36)             (.04)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2004+                                          $13.43             $.12(a)(i)         $.16              $.28
December 31, 2003                                        11.51              .23(a)            2.19              2.42
December 31, 2002                                        13.37              .26(a)           (1.87)            (1.61)
December 31, 2001                                        16.66              .36(a)           (1.78)            (1.42)
December 31, 2000                                        19.60              .48(a)           (1.32)             (.84)
December 31, 1999                                        18.94              .41(a)            1.69              2.10
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
June 30, 2004+                                           $9.26             $.05(a)(i)         $.16              $.21
December 31, 2003                                         7.25              .09(a)            2.02              2.11
December 31, 2002                                         9.34              .07(a)           (2.13)            (2.06)
December 31, 2001                                        18.10              .02(a)           (5.17)            (5.15)
December 31, 2000                                        30.49             (.08)(a)          (7.36)            (7.44)
December 31, 1999                                        20.28             (.02)(a)          12.09             12.07
-----------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                                      Less Distributions:
                                                                               From
                                                             From               Net
                                                              Net          Realized              From
                                                       Investment           Gain on            Return
Period ended                                               Income       Investments        of Capital
------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2004+                                             $(.49)            $(.18)               $--
December 31, 2003                                           (.25)             (.23)                --
December 31, 2002                                           (.30)               --                 --
December 31, 2001                                             --                --(e)              --
December 31, 2000***                                        (.22)             (.11)                --
------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2004+                                               $--               $--                $--
December 31, 2003                                             --                --                 --
December 31, 2002                                           (.01)               --               (.01)
December 31, 2001                                             --                --                 --
December 31, 2000****                                         --                --                 --
------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
June 30, 2004+                                               $--             $(.14)               $--
December 31, 2003*****                                        --              (.28)                --
------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
June 30, 2004+                                               $--               $--                $--
December 31, 2003                                             --                --                 --
December 31, 2002                                             --                --                 --
December 31, 2001                                             --                --                 --
December 31, 2000****                                         --                --                 --
------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2004+                                             $(.89)              $--                $--
December 31, 2003                                           (.83)               --                 --
December 31, 2002                                           (.77)               --                 --
December 31, 2001                                           (.68)               --                 --
December 31, 2000                                           (.79)               --                 --
December 31, 1999                                           (.74)               --                 --
------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund
June 30, 2004+                                               $--             $(.02)               $--
December 31, 2003*****                                      (.05)             (.02)                --
------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2004+                                             $(.23)              $--                $--
December 31, 2003                                           (.26)               --                 --
December 31, 2002                                           (.26)               --                 --
December 31, 2001                                           (.30)               --                 --
December 31, 2000                                             --                --                 --
December 31, 1999                                           (.23)             (.02)              (.01)
------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2004+                                             $(.43)              $--                $--
December 31, 2003                                           (.50)               --                 --
December 31, 2002                                           (.25)               --                 --
December 31, 2001                                           (.18)            (1.69)                --
December 31, 2000                                           (.34)            (1.76)                --
December 31, 1999                                           (.38)            (1.06)                --
------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
June 30, 2004+                                             $(.21)              $--                $--
December 31, 2003                                           (.10)               --                 --
December 31, 2002                                           (.03)               --                 --
December 31, 2001                                             --             (3.61)                --
December 31, 2000                                           (.18)            (4.77)                --
December 31, 1999                                           (.09)            (1.77)                --
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------


                                                                              Total
                                                                         Investment
                                                                          Return at       Net Assets,
                                          Total  Net Asset Value,         Net Asset     End of Period
Period ended                      Distributions     End of Period    Value(%)(b)(c)    (in thousands)
------------------------------------------------------------------------------------------------------
Putnam VT
American Government Income
Fund
June 30, 2004+                           $(.67)            $11.39              (.30)*        $165,400
December 31, 2003                         (.48)             12.08              1.89           225,290
December 31, 2002                         (.30)             12.34              8.98           386,364
December 31, 2001                           --(e)           11.62              6.82           136,461
December 31, 2000***                      (.33)             10.88             12.11*           17,992
------------------------------------------------------------------------------------------------------
Putnam VT
Capital Appreciation
Fund
June 30, 2004+                             $--              $7.93              4.48*          $24,655
December 31, 2003                           --               7.59             25.04            23,316
December 31, 2002                         (.02)              6.07            (22.13)           13,542
December 31, 2001                           --               7.82            (13.69)           11,003
December 31, 2000****                       --               9.06             (9.40)*           2,258
------------------------------------------------------------------------------------------------------
Putnam VT
Capital Opportunities
Fund
June 30, 2004+                           $(.14)            $13.35              5.94*           $8,464
December 31, 2003*****                    (.28)             12.74             30.25*            5,972
------------------------------------------------------------------------------------------------------
Putnam VT
Discovery Growth
Fund
June 30, 2004+                             $--              $4.80              3.00*          $18,618
December 31, 2003                           --               4.66             32.39            19,835
December 31, 2002                           --               3.52            (29.32)           12,353
December 31, 2001                           --               4.98            (30.64)            7,558
December 31, 2000****                       --               7.18            (28.20)*           3,174
------------------------------------------------------------------------------------------------------
Putnam VT
Diversified Income
Fund
June 30, 2004+                           $(.89)             $8.59              1.54*         $414,934
December 31, 2003                         (.83)              9.32             20.27           449,121
December 31, 2002                         (.77)              8.55              6.20           440,845
December 31, 2001                         (.68)              8.81              3.82           491,673
December 31, 2000                         (.79)              9.15              0.19           537,743
December 31, 1999                         (.74)              9.92              1.66           623,737
------------------------------------------------------------------------------------------------------
Putnam VT
Equity Income
Fund
June 30, 2004+                           $(.02)            $12.39              2.61*          $60,906
December 31, 2003*****                    (.07)             12.09             21.57*           39,133
------------------------------------------------------------------------------------------------------
Putnam VT
The George Putnam
Fund of Boston
June 30, 2004+                           $(.23)            $10.91              1.94*         $447,237
December 31, 2003                         (.26)             10.93             17.35           463,270
December 31, 2002                         (.26)              9.58             (8.57)          416,550
December 31, 2001                         (.30)             10.73              0.74           387,517
December 31, 2000                           --              10.96              9.82           305,564
December 31, 1999                         (.26)              9.98             (0.36)          276,553
------------------------------------------------------------------------------------------------------
Putnam VT
Global Asset Allocation
Fund
June 30, 2004+                           $(.43)            $13.28              2.03*         $386,732
December 31, 2003                         (.50)             13.43             22.04           417,713
December 31, 2002                         (.25)             11.51            (12.30)          423,653
December 31, 2001                        (1.87)             13.37             (8.42)          611,233
December 31, 2000                        (2.10)             16.66             (4.87)          815,135
December 31, 1999                        (1.44)             19.60             11.85         1,001,087
------------------------------------------------------------------------------------------------------
Putnam VT
Global Equity
Fund
June 30, 2004+                           $(.21)             $9.26              2.24*         $613,967
December 31, 2003                         (.10)              9.26             29.54           670,764
December 31, 2002                         (.03)              7.25            (22.16)          659,264
December 31, 2001                        (3.61)              9.34            (29.66)        1,139,131
December 31, 2000                        (4.95)             18.10            (29.64)        2,018,743
December 31, 1999                        (1.86)             30.49             65.00         3,090,073
------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------


                                                       Ratio of Net
                                         Ratio of        Investment
                                         Expenses     Income (Loss)
                                   to Average Net        to Average         Portfolio
Period ended                      Assets(%)(b)(d)     Net Assets(%)       Turnover(%)
--------------------------------------------------------------------------------------
Putnam VT
American Government Income
Fund
June 30, 2004+                                .33(i)*          1.30(i)*        144,53*
December 31, 2003                             .74              2.35            553.08
December 31, 2002                             .74              3.26            517.44(f)
December 31, 2001                             .77              4.23            262.05(f)
December 31, 2000***                          .82(i)*          5.20(i)*        336.72*
--------------------------------------------------------------------------------------
Putnam VT
Capital Appreciation
Fund
June 30, 2004+                                .47(i)*           .17(i)*         54.09*
December 31, 2003                            1.06               .04            143.90
December 31, 2002                            1.13               .30            166.36
December 31, 2001                            1.35               .13            101.98
December 31, 2000****                         .30*              .15*            89.87*
--------------------------------------------------------------------------------------
Putnam VT
Capital Opportunities
Fund
June 30, 2004+                                .48(i)*           .31(i)*         83.16*
December 31, 2003*****                        .71(i)*          (.01)(i)*       163.05*
--------------------------------------------------------------------------------------
Putnam VT
Discovery Growth
Fund
June 30, 2004+                                .47(i)*          (.22)(i)*        36.41*
December 31, 2003                            1.08              (.58)            81.55
December 31, 2002                            1.56             (1.11)            92.27(g)
December 31, 2001                            1.62             (1.10)           109.55
December 31, 2000****                         .85*             (.67)*           28.20*
--------------------------------------------------------------------------------------
Putnam VT
Diversified Income
Fund
June 30, 2004+                                .40(i)*          3.00(i)*         29.94*
December 31, 2003                             .82              7.16            104.06
December 31, 2002                             .82              8.45            176.17(f)
December 31, 2001                             .79              8.83            139.13(f)
December 31, 2000                             .78              8.62            169.27
December 31, 1999                             .78              7.86            117.02
--------------------------------------------------------------------------------------
Putnam VT
Equity Income
Fund
June 30, 2004+                                .42(i)*           .79(i)*         59.12*
December 31, 2003*****                        .71(i)*           .93(i)*        113.49*
--------------------------------------------------------------------------------------
Putnam VT
The George Putnam
Fund of Boston
June 30, 2004+                                .36(i)*          1.07(i)*        114.52*
December 31, 2003                             .73              2.27            144.47
December 31, 2002                             .75              2.83            128.14(f)
December 31, 2001                             .76              2.92            334.64(f)
December 31, 2000                             .76              3.44            154.53
December 31, 1999                             .83              3.04            173.41
--------------------------------------------------------------------------------------
Putnam VT
Global Asset Allocation
Fund
June 30, 2004+                                .46(i)*           .86(i)*         82.14*
December 31, 2003                             .95              1.92            155.21
December 31, 2002                             .91              2.10            105.04
December 31, 2001                             .84              2.54            187.96(f)
December 31, 2000                             .79              2.73            159.03
December 31, 1999                             .77              2.22            149.82
--------------------------------------------------------------------------------------
Putnam VT
Global Equity
Fund
June 30, 2004+                                .46(i)*           .50(i)*         38.25*
December 31, 2003                             .92              1.21             88.32
December 31, 2002                             .89               .92            173.27
December 31, 2001                             .82               .20            186.11
December 31, 2000                             .76              (.32)           170.41
December 31, 1999                             .73              (.09)           154.88
--------------------------------------------------------------------------------------

See page 228 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
-----------------------------------------------------------------------------------------------------
                                                    Investment Operations:
                                                                               Net
                                           Net                        Realized and
                                         Asset                          Unrealized
                                        Value,               Net       Gain (Loss)        Total from
                                     Beginning        Investment                on        Investment
Period ended                         of Period     Income (Loss)       Investments        Operations
-----------------------------------------------------------------------------------------------------
Putnam VT
Growth and Income
Fund
June 30, 2004+                          $23.39           $.19(a)(i)           $.69              $.88
December 31, 2003                        18.75            .37(a)              4.69              5.06
December 31, 2002                        23.56            .36(a)             (4.69)            (4.33)
December 31, 2001                        25.85            .35(a)             (1.94)            (1.59)
December 31, 2000                        26.80            .40(a)              1.49              1.89
December 31, 1999                        28.77            .47(a)              0.01               .48
-----------------------------------------------------------------------------------------------------
Putnam VT
Growth Opportunities
Fund
June 30, 2004+                           $4.63            $--(a)(e)(i)       $(.05)            $(.05)
December 31, 2003                         3.75            .01(a)               .87               .88
December 31, 2002                         5.31             --(a)(e)          (1.56)            (1.56)
December 31, 2001                         7.80           (.01)(a)            (2.48)            (2.49)
December 31, 2000***                     10.00           (.02)(a)            (2.18)            (2.20)
-----------------------------------------------------------------------------------------------------
Putnam VT
Health Sciences
Fund
June 30, 2004+                          $11.04           $.03(a)(i)           $.09              $.12
December 31, 2003                         9.37            .07(a)              1.68              1.75
December 31, 2002                        11.75            .04(a)             (2.41)            (2.37)
December 31, 2001                        14.61            .01(a)             (2.86)            (2.85)
December 31, 2000                        10.50            .01(a)              4.10              4.11
December 31, 1999                        10.94            .01(a)              (.44)             (.43)
-----------------------------------------------------------------------------------------------------
Putnam VT
High Yield
Fund
June 30, 2004+                           $7.97           $.30(a)(i)          $(.15)             $.15
December 31, 2003                         7.08            .65(a)              1.07              1.72
December 31, 2002                         8.08            .76(a)              (.78)             (.02)
December 31, 2001                         8.98            .91(a)              (.55)              .36
December 31, 2000                        11.09           1.14(a)             (1.97)             (.83)
December 31, 1999                        11.70           1.13(a)              (.48)              .65
-----------------------------------------------------------------------------------------------------
Putnam VT
Income
Fund
June 30, 2004+                          $12.91           $.20(a)(i)          $(.09)             $.11
December 31, 2003                        12.95            .46(a)               .13               .59
December 31, 2002                        12.65            .64(a)               .33               .97
December 31, 2001                        12.61            .70(a)               .21               .91
December 31, 2000                        12.52            .84(a)               .11               .95
December 31, 1999                        13.73            .78(a)             (1.05)             (.27)
-----------------------------------------------------------------------------------------------------
Putnam VT
International Equity
Fund
June 30, 2004+                          $12.91           $.13(a)(i)           $.05              $.18
December 31, 2003                        10.14            .16(a)              2.73              2.89
December 31, 2002                        12.42            .13(a)             (2.29)            (2.16)
December 31, 2001                        17.72            .13(a)             (3.62)            (3.49)
December 31, 2000                        21.66            .31(a)             (2.05)            (1.74)
December 31, 1999                        13.52            .08(a)              8.06              8.14
-----------------------------------------------------------------------------------------------------
Putnam VT
International Growth and Income
Fund
June 30, 2004+                          $11.35           $.11(a)(i)           $.48              $.59
December 31, 2003                         8.37            .15(a)              2.99              3.14
December 31, 2002                         9.76            .12(a)             (1.44)            (1.32)
December 31, 2001                        13.28            .13(a)             (2.80)            (2.67)
December 31, 2000                        15.25            .16(a)               .05               .21
December 31, 1999                        12.24            .21(a)              2.80              3.01
-----------------------------------------------------------------------------------------------------
Putnam VT
International New Opportunities
Fund
June 30, 2004+                          $11.16           $.08(a)(i)           $.11              $.19
December 31, 2003                         8.41            .09(a)              2.71              2.80
December 31, 2002                         9.80            .07(a)             (1.38)            (1.31)
December 31, 2001                        13.71            .04(a)             (3.95)            (3.91)
December 31, 2000                        23.31           (.11)(a)            (8.45)            (8.56)
December 31, 1999                        11.49           (.05)(a)            11.88             11.83
-----------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                                       Less Distributions:
                                                                 From
                                               From               Net
                                                Net          Realized              From
                                         Investment           Gain on            Return
Period ended                                 Income       Investments        of Capital
----------------------------------------------------------------------------------------
Putnam VT
Growth and Income
Fund
June 30, 2004+                               $(.42)              $--               $--
December 31, 2003                             (.42)               --                --
December 31, 2002                             (.36)             (.12)               --
December 31, 2001                             (.41)             (.29)               --
December 31, 2000                             (.50)            (2.34)               --
December 31, 1999                             (.41)            (2.04)               --
----------------------------------------------------------------------------------------
Putnam VT
Growth Opportunities
Fund
June 30, 2004+                               $(.01)              $--               $--
December 31, 2003                               --                --                --
December 31, 2002                               --                --                --
December 31, 2001                               --                --                --
December 31, 2000***                            --                --                --
----------------------------------------------------------------------------------------
Putnam VT
Health Sciences
Fund
June 30, 2004+                               $(.04)              $--               $--
December 31, 2003                             (.08)               --                --
December 31, 2002                             (.01)               --                --
December 31, 2001                             (.01)               --                --
December 31, 2000                               --                --                --
December 31, 1999                             (.01)               --                --
----------------------------------------------------------------------------------------
Putnam VT
High Yield
Fund
June 30, 2004+                               $(.69)              $--               $--
December 31, 2003                             (.83)               --                --
December 31, 2002                             (.98)               --                --
December 31, 2001                            (1.26)               --                --
December 31, 2000                            (1.28)               --                --
December 31, 1999                            (1.26)               --                --
----------------------------------------------------------------------------------------
Putnam VT
Income
Fund
June 30, 2004+                               $(.55)              $--               $--
December 31, 2003                             (.63)               --                --
December 31, 2002                             (.67)               --                --
December 31, 2001                             (.87)               --                --
December 31, 2000                             (.86)               --                --
December 31, 1999                             (.73)             (.21)               --
----------------------------------------------------------------------------------------
Putnam VT
International Equity
Fund
June 30, 2004+                               $(.22)              $--               $--
December 31, 2003                             (.12)               --                --
December 31, 2002                             (.12)               --                --
December 31, 2001                             (.06)            (1.75)               --
December 31, 2000                             (.41)            (1.79)               --
December 31, 1999                               --                --                --
----------------------------------------------------------------------------------------
Putnam VT
International Growth and Income
Fund
June 30, 2004+                               $(.17)              $--               $--
December 31, 2003                             (.16)               --                --
December 31, 2002                             (.07)               --                --
December 31, 2001                             (.13)             (.72)               --
December 31, 2000                             (.68)            (1.50)               --
December 31, 1999                               --                --                --
----------------------------------------------------------------------------------------
Putnam VT
International New Opportunities
Fund
June 30, 2004+                               $(.14)              $--               $--
December 31, 2003                             (.05)               --                --
December 31, 2002                             (.08)               --                --
December 31, 2001                               --                --                --
December 31, 2000                             (.01)            (1.03)               --(e)
December 31, 1999                             (.01)               --                --
----------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
                                                                                    Total
                                                                               Investment
                                                                                Return at       Net Assets,
                                                Total  Net Asset Value,         Net Asset     End of Period
Period ended                            Distributions     End of Period    Value(%)(b)(c)    (in thousands)
------------------------------------------------------------------------------------------------------------
Putnam VT
Growth and Income
Fund
June 30, 2004+                                 $(.42)            $23.85              3.79*       $4,663,877
December 31, 2003                               (.42)             23.39             27.69         4,947,556
December 31, 2002                               (.48)             18.75            (18.79)        4,729,161
December 31, 2001                               (.70)             23.56             (6.16)        7,216,388
December 31, 2000                              (2.84)             25.85              8.11         8,675,872
December 31, 1999                              (2.45)             26.80              1.59         9,567,077
------------------------------------------------------------------------------------------------------------
Putnam VT
Growth Opportunities
Fund
June 30, 2004+                                 $(.01)             $4.57             (1.17)*         $34,668
December 31, 2003                                 --               4.63             23.47            38,470
December 31, 2002                                 --               3.75            (29.38)           32,235
December 31, 2001                                 --               5.31            (31.92)           55,646
December 31, 2000***                              --               7.80            (22.00)*          77,022
------------------------------------------------------------------------------------------------------------
Putnam VT
Health Sciences
Fund
June 30, 2004+                                 $(.04)            $11.12              1.12*         $183,315
December 31, 2003                               (.08)             11.04             18.80           200,054
December 31, 2002                               (.01)              9.37            (20.21)          212,783
December 31, 2001                               (.01)             11.75            (19.53)          342,488
December 31, 2000                                 --              14.61             39.14           497,695
December 31, 1999                               (.01)             10.50             (3.93)          218,848
------------------------------------------------------------------------------------------------------------
Putnam VT
High Yield
Fund
June 30, 2004+                                 $(.69)             $7.43              1.81*         $522,941
December 31, 2003                               (.83)              7.97             26.68           594,299
December 31, 2002                               (.98)              7.08             (0.52)          526,885
December 31, 2001                              (1.26)              8.08              4.00           647,505
December 31, 2000                              (1.28)              8.98             (8.45)          709,534
December 31, 1999                              (1.26)             11.09              5.92           964,590
------------------------------------------------------------------------------------------------------------
Putnam VT
Income
Fund
June 30, 2004+                                 $(.55)            $12.47               .76*         $677,009
December 31, 2003                               (.63)             12.91              4.70           765,119
December 31, 2002                               (.67)             12.95              8.09           919,294
December 31, 2001                               (.87)             12.65              7.53           879,911
December 31, 2000                               (.86)             12.61              8.01           806,452
December 31, 1999                               (.94)             12.52             (2.07)          935,800
------------------------------------------------------------------------------------------------------------
Putnam VT
International Equity
Fund
June 30, 2004+                                 $(.22)            $12.87              1.37*         $408,237
December 31, 2003                               (.12)             12.91             28.91           444,329
December 31, 2002                               (.12)             10.14            (17.60)          430,607
December 31, 2001                              (1.81)             12.42            (20.41)          521,192
December 31, 2000                              (2.20)             17.72             (9.48)          696,527
December 31, 1999                                 --              21.66             60.21           627,368
------------------------------------------------------------------------------------------------------------
Putnam VT
International Growth and Income
Fund
June 30, 2004+                                 $(.17)            $11.77              5.22*         $231,177
December 31, 2003                               (.16)             11.35             38.37           227,237
December 31, 2002                               (.07)              8.37            (13.67)          201,168
December 31, 2001                               (.85)              9.76            (20.67)          273,298
December 31, 2000                              (2.18)             13.28              1.36           393,973
December 31, 1999                                 --              15.25             24.59           387,504
------------------------------------------------------------------------------------------------------------
Putnam VT
International New Opportunities
Fund
June 30, 2004+                                 $(.14)            $11.21              1.66*          $88,309
December 31, 2003                               (.05)             11.16             33.59            98,339
December 31, 2002                               (.08)              8.41            (13.46)           91,939
December 31, 2001                                 --               9.80            (28.52)          140,731
December 31, 2000                              (1.04)             13.71            (38.56)          255,447
December 31, 1999                               (.01)             23.31            102.96           330,982
------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
                                                               Ratio of Net
                                                 Ratio of        Investment
                                                 Expenses      Income (Loss)
                                           to Average Net        to Average         Portfolio
Period ended                              Assets(%)(b)(d)     Net Assets(%)       Turnover(%)
----------------------------------------------------------------------------------------------
Putnam VT
Growth and Income
Fund
June 30, 2004+                                        .27(i)*           .80(i)*         14.92*
December 31, 2003                                     .53              1.85             32.55
December 31, 2002                                     .52              1.71             36.01
December 31, 2001                                     .51              1.42             32.75
December 31, 2000                                     .50              1.63             55.04
December 31, 1999                                     .50              1.66             53.68
----------------------------------------------------------------------------------------------
Putnam VT
Growth Opportunities
Fund
June 30, 2004+                                        .45(i)*           .06(i)*         25.96*
December 31, 2003                                     .96               .17             59.00
December 31, 2002                                     .96               .03             63.30
December 31, 2001                                     .85              (.19)            83.13
December 31, 2000***                                  .80*             (.23)*           57.60*
----------------------------------------------------------------------------------------------
Putnam VT
Health Sciences
Fund
June 30, 2004+                                        .41(i)*           .28(i)*         48.96*
December 31, 2003                                     .84               .39             63.66
December 31, 2002                                     .83               .39             74.33
December 31, 2001                                     .79               .09             53.20
December 31, 2000                                     .79               .06             49.10
December 31, 1999                                     .83               .14             82.45
----------------------------------------------------------------------------------------------
Putnam VT
High Yield
Fund
June 30, 2004+                                        .39(i)*          3.84(i)*         25.70*
December 31, 2003                                     .78              8.86             75.01
December 31, 2002                                     .78             10.55             68.41
December 31, 2001                                     .76             10.99             81.97
December 31, 2000                                     .74             11.46             69.05
December 31, 1999                                     .72             10.18             52.96
----------------------------------------------------------------------------------------------
Putnam VT
Income
Fund
June 30, 2004+                                        .33(i)*          1.55(i)*        208.92*
December 31, 2003                                     .68              3.61            287.19
December 31, 2002                                     .68              5.10            399.61(f)
December 31, 2001                                     .68              5.60            250.79(f)
December 31, 2000                                     .67              6.94            238.00
December 31, 1999                                     .67              6.07            220.90
----------------------------------------------------------------------------------------------
Putnam VT
International Equity
Fund
June 30, 2004+                                        .46(i)*           .97(i)*         31.87*
December 31, 2003                                     .94              1.50             71.14
December 31, 2002                                     .99              1.17             53.20(g)
December 31, 2001                                     .94               .93             69.81
December 31, 2000                                     .94              1.62             78.84
December 31, 1999                                    1.02               .51            107.38
----------------------------------------------------------------------------------------------
Putnam VT
International Growth and Income
Fund
June 30, 2004+                                        .50(i)*           .93(i)*         36.03*
December 31, 2003                                    1.02              1.70             71.71
December 31, 2002                                    1.00              1.34             99.21
December 31, 2001                                     .98              1.26            154.29
December 31, 2000                                     .97              1.15             82.02
December 31, 1999                                     .98              1.50             92.27
----------------------------------------------------------------------------------------------
Putnam VT
International New Opportunities
Fund
June 30, 2004+                                        .62(i)*           .74(i)*         55.89*
December 31, 2003                                    1.26              1.00            135.90
December 31, 2002                                    1.27               .82            136.66
December 31, 2001                                    1.24               .35            198.97
December 31, 2000                                    1.21              (.57)           189.71
December 31, 1999                                    1.41              (.36)           196.53
----------------------------------------------------------------------------------------------

See page 228 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
--------------------------------------------------------------------------------------------------
                                                Investment Operations:
                                                                           Net
                                       Net                        Realized and
                                     Asset                          Unrealized
                                    Value,               Net        Gain (Loss)       Total from
                                 Beginning        Investment                on        Investment
Period ended                     of Period      Income (Loss)      Investments        Operations
--------------------------------------------------------------------------------------------------
Putnam VT
Investors
Fund
June 30, 2004+                       $8.95           $.03(a)(i)           $.26              $.29
December 31, 2003                     7.08            .05(a)              1.87              1.92
December 31, 2002                     9.31            .04(a)             (2.24)            (2.20)
December 31, 2001                    12.36            .03(a)             (3.07)            (3.04)
December 31, 2000                    15.16            .01(a)             (2.81)            (2.80)
December 31, 1999                    11.65            .01(a)              3.50              3.51
--------------------------------------------------------------------------------------------------
Putnam VT
Mid Cap Value
Fund
June 30, 2004+                      $12.79           $.05(a)(i)           $.45              $.50
December 31, 2003*****               10.00            .07(a)(i)           2.83              2.90
--------------------------------------------------------------------------------------------------
Putnam VT
Money Market
Fund
June 30, 2004+                       $1.00         $.0033(i)               $--(h)         $.0033
December 31, 2003                     1.00          .0076                   --(h)          .0076
December 31, 2002                     1.00          .0145                   --(h)          .0145
December 31, 2001                     1.00          .0392                   --             .0392
December 31, 2000                     1.00          .0588                   --             .0588
December 31, 1999                     1.00          .0476                   --             .0476
--------------------------------------------------------------------------------------------------
Putnam VT
New Opportunities
Fund
June 30, 2004+                      $15.43          $(.01)(a)(i)          $.55              $.54
December 31, 2003                    11.62           (.02)(a)             3.83              3.81
December 31, 2002                    16.67           (.03)(a)            (5.02)            (5.05)
December 31, 2001                    29.89           (.04)(a)            (8.76)            (8.80)
December 31, 2000                    43.54           (.13)(a)           (10.03)           (10.16)
December 31, 1999                    26.06           (.08)(a)            17.93             17.85
--------------------------------------------------------------------------------------------------
Putnam VT
New Value
Fund
June 30, 2004+                      $14.34           $.08(a)(i)           $.61              $.69
December 31, 2003                    10.98            .15(a)              3.39              3.54
December 31, 2002                    13.47            .16(a)             (2.14)            (1.98)
December 31, 2001                    13.52            .18(a)               .28               .46
December 31, 2000                    11.86            .21(a)              2.27              2.48
December 31, 1999                    12.03            .18(a)              (.14)              .04
--------------------------------------------------------------------------------------------------
Putnam VT
OTC & Emerging Growth
Fund
June 30, 2004+                       $5.56          $(.02)(a)(i)          $.26              $.24
December 31, 2003                     4.09           (.03)(a)             1.50              1.47
December 31, 2002                     6.02           (.03)(a)            (1.90)            (1.93)
December 31, 2001                    11.06           (.05)(a)            (4.99)            (5.04)
December 31, 2000                    22.79           (.08)(a)           (11.42)           (11.50)
December 31, 1999                    10.09           (.08)(a)(i)         12.84             12.76
--------------------------------------------------------------------------------------------------
Putnam VT
Research
Fund
June 30, 2004+                      $10.63           $.04(a)(i)           $.09              $.13
December 31, 2003                     8.51            .07(a)              2.10              2.17
December 31, 2002                    10.99            .06(a)             (2.47)            (2.41)
December 31, 2001                    14.32            .08(a)             (2.73)            (2.65)
December 31, 2000                    14.69            .07(a)              (.34)             (.27)
December 31, 1999                    11.93            .05(a)(i)           3.20              3.25
--------------------------------------------------------------------------------------------------
Putnam VT
Small Cap Value
Fund
June 30, 2004+                      $18.23           $.04(a)(i)          $2.03             $2.07
December 31, 2003                    12.23            .11(a)              5.97              6.08
December 31, 2002                    15.09            .08(a)             (2.76)            (2.68)
December 31, 2001                    12.81            .08(a)              2.27              2.35
December 31, 2000                    10.31            .07(a)              2.47              2.54
December 31, 1999**                  10.00           (.02)(a)              .37               .35
--------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
                                  Less Distributions:
                                                            From
                                          From               Net
                                           Net          Realized              From
                                    Investment           Gain on            Return
Period ended                            Income       Investments        of Capital
-----------------------------------------------------------------------------------
Putnam VT
Investors
Fund
June 30, 2004+                          $(.06)               $--               $--
December 31, 2003                        (.05)                --                --
December 31, 2002                        (.03)                --                --
December 31, 2001                        (.01)                --                --
December 31, 2000                          --                 --                --
December 31, 1999                          --                 --                --
-----------------------------------------------------------------------------------
Putnam VT
Mid Cap Value
Fund
June 30, 2004+                            $--              $(.07)              $--
December 31, 2003*****                   (.04)              (.07)               --
-----------------------------------------------------------------------------------
Putnam VT
Money Market
Fund
June 30, 2004+                        $(.0033)               $--               $--
December 31, 2003                      (.0076)                --                --
December 31, 2002                      (.0145)                --                --
December 31, 2001                      (.0392)                --                --
December 31, 2000                      (.0588)                --                --
December 31, 1999                      (.0476)                --                --
-----------------------------------------------------------------------------------
Putnam VT
New Opportunities
Fund
June 30, 2004+                            $--                $--               $--
December 31, 2003                          --                 --                --
December 31, 2002                          --                 --                --
December 31, 2001                          --              (4.42)               --(e)
December 31, 2000                          --              (3.49)               --
December 31, 1999                          --               (.37)               --
-----------------------------------------------------------------------------------
Putnam VT
New Value
Fund
June 30, 2004+                          $(.15)               $--               $--
December 31, 2003                        (.18)                --                --
December 31, 2002                        (.13)              (.38)               --
December 31, 2001                        (.14)              (.37)               --
December 31, 2000                        (.18)              (.64)               --
December 31, 1999                          --(e)            (.21)               --
-----------------------------------------------------------------------------------
Putnam VT
OTC & Emerging Growth
Fund
June 30, 2004+                            $--                $--               $--
December 31, 2003                          --                 --                --
December 31, 2002                          --                 --                --
December 31, 2001                          --                 --                --
December 31, 2000                          --               (.23)               --(e)
December 31, 1999                          --               (.06)               --
-----------------------------------------------------------------------------------
Putnam VT
Research
Fund
June 30, 2004+                          $(.02)               $--               $--
December 31, 2003                        (.05)                --                --
December 31, 2002                        (.07)                --                --
December 31, 2001                        (.05)              (.63)               --
December 31, 2000                          --               (.10)               --
December 31, 1999                        (.03)              (.46)               --
-----------------------------------------------------------------------------------
Putnam VT
Small Cap Value
Fund
June 30, 2004+                          $(.10)               $--               $--
December 31, 2003                        (.08)                --                --
December 31, 2002                        (.04)              (.14)               --
December 31, 2001                          --(e)            (.07)               --
December 31, 2000                        (.04)                --                --
December 31, 1999**                        --               (.03)             (.01)
-----------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                                                Total
                                                                           Investment
                                                                            Return at       Net Assets,
                                            Total  Net Asset Value,         Net Asset     End of Period
Period ended                        Distributions     End of Period    Value(%)(b)(c)    (in thousands)
--------------------------------------------------------------------------------------------------------
Putnam VT
Investors
Fund
June 30, 2004+                             $(.06)             $9.18              3.27*         $331,969
December 31, 2003                           (.05)              8.95             27.39           353,033
December 31, 2002                           (.03)              7.08            (23.68)          341,675
December 31, 2001                           (.01)              9.31            (24.61)          597,312
December 31, 2000                             --              12.36            (18.47)          905,213
December 31, 1999                             --              15.16             30.13           867,151
--------------------------------------------------------------------------------------------------------
Putnam VT
Mid Cap Value
Fund
June 30, 2004+                             $(.07)            $13.22              3.88*          $24,897
December 31, 2003*****                      (.11)             12.79             29.01*           16,499
--------------------------------------------------------------------------------------------------------
Putnam VT
Money Market
Fund
June 30, 2004+                           $(.0033)             $1.00               .33*         $342,651
December 31, 2003                         (.0076)              1.00               .76           457,943
December 31, 2002                         (.0145)              1.00              1.46           794,448
December 31, 2001                         (.0392)              1.00              3.99           893,647
December 31, 2000                         (.0588)              1.00              6.03           637,405
December 31, 1999                         (.0476)              1.00              4.86           823,013
--------------------------------------------------------------------------------------------------------
Putnam VT
New Opportunities
Fund
June 30, 2004+                               $--             $15.97              3.50*       $1,710,319
December 31, 2003                             --              15.43             32.79         1,826,123
December 31, 2002                             --              11.62            (30.29)        1,664,685
December 31, 2001                          (4.42)             16.67            (29.99)        3,058,087
December 31, 2000                          (3.49)             29.89            (26.09)        4,992,696
December 31, 1999                           (.37)             43.54             69.35         6,432,227
--------------------------------------------------------------------------------------------------------
Putnam VT
New Value
Fund
June 30, 2004+                             $(.15)            $14.88              4.85*         $414,212
December 31, 2003                           (.18)             14.34             32.86           416,273
December 31, 2002                           (.51)             10.98            (15.44)          366,623
December 31, 2001                           (.51)             13.47              3.53           455,975
December 31, 2000                           (.82)             13.52             22.59           302,930
December 31, 1999                           (.21)             11.86               .27           249,092
--------------------------------------------------------------------------------------------------------
Putnam VT
OTC & Emerging Growth
Fund
June 30, 2004+                               $--              $5.80              4.32*          $69,498
December 31, 2003                             --               5.56             35.94            73,227
December 31, 2002                             --               4.09            (32.06)           61,535
December 31, 2001                             --               6.02            (45.57)          107,050
December 31, 2000                           (.23)             11.06            (51.03)          217,797
December 31, 1999                           (.06)             22.79            126.52           207,003
--------------------------------------------------------------------------------------------------------
Putnam VT
Research
Fund
June 30, 2004+                             $(.02)            $10.74              1.19*         $116,379
December 31, 2003                           (.05)             10.63             25.69           128,360
December 31, 2002                           (.07)              8.51            (22.06)          127,084
December 31, 2001                           (.68)             10.99            (18.62)          197,443
December 31, 2000                           (.10)             14.32             (1.84)          222,579
December 31, 1999                           (.49)             14.69             27.58           134,115
--------------------------------------------------------------------------------------------------------
Putnam VT
Small Cap Value
Fund
June 30, 2004+                             $(.10)            $20.20             11.38*         $315,092
December 31, 2003                           (.08)             18.23             50.06           290,933
December 31, 2002                           (.18)             12.23            (18.06)          215,964
December 31, 2001                           (.07)             15.09             18.42           231,329
December 31, 2000                           (.04)             12.81             24.62            59,483
December 31, 1999**                         (.04)             10.31              3.47*           12,298
--------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
                                                           Ratio of Net
                                             Ratio of        Investment
                                             Expenses     Income (Loss)
                                       to Average Net        to Average         Portfolio
Period ended                          Assets(%)(b)(d)     Net Assets(%)       Turnover(%)
------------------------------------------------------------------------------------------
Putnam VT
Investors
Fund
June 30, 2004+                                    .37(i)*            32(i)*         34.46*
December 31, 2003                                 .75               .71             73.32
December 31, 2002                                 .72               .56            122.88
December 31, 2001                                 .66               .23             98.05
December 31, 2000                                 .65               .08             76.32
December 31, 1999                                 .71               .05             65.59
------------------------------------------------------------------------------------------
Putnam VT
Mid Cap Value
Fund
June 30, 2004+                                    .48(i)*           .36(i)*         92.42*
December 31, 2003*****                            .74(i)*           .60(i)*        117.37*
------------------------------------------------------------------------------------------
Putnam VT
Money Market
Fund
June 30, 2004+                                    .26(i)*           .31(i)*            --
December 31, 2003                                 .49               .77                --
December 31, 2002                                 .48              1.45                --
December 31, 2001                                 .45              3.75                --
December 31, 2000                                 .50              5.87                --
December 31, 1999                                 .49              4.77                --
------------------------------------------------------------------------------------------
Putnam VT
New Opportunities
Fund
June 30, 2004+                                    .34(i)*          (.05)(i)*        45.46*
December 31, 2003                                 .67              (.11)            44.22
December 31, 2002                                 .63              (.19)            68.82
December 31, 2001                                 .59              (.21)            72.16
December 31, 2000                                 .57              (.31)            53.64
December 31, 1999                                 .59              (.28)            71.14
------------------------------------------------------------------------------------------
Putnam VT
New Value
Fund
June 30, 2004+                                    .39(i)*           .56(i)*         25.82*
December 31, 2003                                 .79              1.24             59.50
December 31, 2002                                 .78              1.37             60.33
December 31, 2001                                 .79              1.32             74.80
December 31, 2000                                 .79              1.75             83.62
December 31, 1999                                 .80              1.40             98.21
------------------------------------------------------------------------------------------
Putnam VT
OTC & Emerging Growth
Fund
June 30, 2004+                                    .46(i)*          (.30)(i)*        36.92*
December 31, 2003                                 .89              (.62)            71.72
December 31, 2002                                 .90              (.72)            68.02
December 31, 2001                                 .85              (.63)           116.66
December 31, 2000                                 .81              (.42)            88.63
December 31, 1999                                 .90(i)           (.55)(i)        127.98
------------------------------------------------------------------------------------------
Putnam VT
Research
Fund
June 30, 2004+                                    .39(i)*           .37(i)*         45.79*
December 31, 2003                                 .79               .82            116.88
December 31, 2002                                 .78               .64            154.60
December 31, 2001                                 .74               .67            146.42
December 31, 2000                                 .78               .47            161.52
December 31, 1999                                 .85(i)            .34(i)         169.16
------------------------------------------------------------------------------------------
Putnam VT
Small Cap Value
Fund
June 30, 2004+                                    .43(i)*           .19(i)*         21.39*
December 31, 2003                                 .91               .77             36.14
December 31, 2002                                 .92               .57             51.54
December 31, 2001                                 .94               .56             36.65
December 31, 2000                                1.10               .59             34.05
December 31, 1999**                              1.29*             (.24)*           48.24*
------------------------------------------------------------------------------------------

See page 228 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.






PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
--------------------------------------------------------------------------------------------------
                                                 Investment Operations:
                                                                            Net
                                        Net                        Realized and
                                      Asset                          Unrealized
                                     Value,               Net       Gain (Loss)        Total from
                                  Beginning        Investment                on        Investment
Period ended                      of Period     Income (Loss)       Investments        Operations
--------------------------------------------------------------------------------------------------
Putnam VT
Utilities Growth and Income
Fund
June 30, 2004+                       $11.43           $.16(a)(i)           $.18              $.34
December 31, 2003                      9.57            .28(a)              1.99              2.27
December 31, 2002                     12.97            .35(a)             (3.35)            (3.00)
December 31, 2001                     18.13            .36(a)             (4.17)            (3.81)
December 31, 2000                     16.97            .49(a)              2.25              2.74
December 31, 1999                     18.19            .52(a)              (.72)             (.20)
--------------------------------------------------------------------------------------------------
Putnam VT
Vista
Fund
June 30, 2004+                       $10.58          $(.02)(a)(i)          $.80              $.78
December 31, 2003                      7.93           (.02)(a)             2.67              2.65
December 31, 2002                     11.40           (.03)(a)            (3.44)            (3.47)
December 31, 2001                     19.65           (.02)(a)            (6.47)            (6.49)
December 31, 2000                     20.68           (.05)(a)             (.73)             (.78)
December 31, 1999                     14.72           (.05)(a)             7.64              7.59
--------------------------------------------------------------------------------------------------
Putnam VT
Voyager
Fund
June 30, 2004+                       $26.10           $.04(a)(i)           $.41              $.45
December 31, 2003                     21.00            .10(a)              5.15              5.25
December 31, 2002                     28.72            .12(a)             (7.63)            (7.51)
December 31, 2001                     48.82            .20(a)            (10.65)           (10.45)
December 31, 2000                     66.25            .04(a)             (8.96)            (8.92)
December 31, 1999                     45.85            .03(a)             24.59             24.62
--------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
                                  Less Distributions:
                                                            From
                                          From               Net
                                           Net          Realized              From
                                    Investment           Gain on            Return
Period ended                            Income       Investments        of Capital
-----------------------------------------------------------------------------------
Putnam VT
Utilities Growth and Income
Fund
June 30, 2004+                          $(.29)               $--               $--
December 31, 2003                        (.41)                --                --
December 31, 2002                        (.40)                --                --
December 31, 2001                        (.50)              (.85)               --
December 31, 2000                        (.57)             (1.01)               --
December 31, 1999                        (.50)              (.52)               --
-----------------------------------------------------------------------------------
Putnam VT
Vista
Fund
June 30, 2004+                            $--                $--               $--
December 31, 2003                          --                 --                --
December 31, 2002                          --                 --                --
December 31, 2001                          --              (1.76)               --(e)
December 31, 2000                          --               (.25)               --
December 31, 1999                          --              (1.63)               --
-----------------------------------------------------------------------------------
Putnam VT
Voyager
Fund
June 30, 2004+                          $(.12)               $--               $--
December 31, 2003                        (.15)                --                --
December 31, 2002                        (.21)                --                --
December 31, 2001                        (.05)             (9.60)               --
December 31, 2000                        (.02)             (8.49)               --
December 31, 1999                        (.05)             (4.17)               --
-----------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                                                               Total
                                                                          Investment
                                                                           Return at       Net Assets,
                                           Total  Net Asset Value,         Net Asset     End of Period
Period ended                       Distributions     End of Period    Value(%)(b)(c)    (in thousands)
-------------------------------------------------------------------------------------------------------
Putnam VT
Utilities Growth and Income
Fund
June 30, 2004+                            $(.29)            $11.48              2.95*         $326,885
December 31, 2003                          (.41)             11.43             25.00           352,531
December 31, 2002                          (.40)              9.57            (23.83)          355,128
December 31, 2001                         (1.35)             12.97            (22.11)          631,897
December 31, 2000                         (1.58)             18.13             17.61           958,078
December 31, 1999                         (1.02)             16.97              (.66)          945,581
-------------------------------------------------------------------------------------------------------
Putnam VT
Vista
Fund
June 30, 2004+                              $--             $11.36              7.37*         $260,373
December 31, 2003                            --              10.58             33.42           263,268
December 31, 2002                            --               7.93            (30.44)          234,249
December 31, 2001                         (1.76)             11.40            (33.34)          443,879
December 31, 2000                          (.25)             19.65             (3.98)          767,550
December 31, 1999                         (1.63)             20.68             52.90           542,491
-------------------------------------------------------------------------------------------------------
Putnam VT
Voyager
Fund
June 30, 2004+                            $(.12)            $26.43              1.72*       $2,564,890
December 31, 2003                          (.15)             26.10             25.16         2,799,625
December 31, 2002                          (.21)             21.00            (26.34)        2,740,121
December 31, 2001                         (9.65)             28.72            (22.24)        4,784,868
December 31, 2000                         (8.51)             48.82            (16.41)        7,326,157
December 31, 1999                         (4.22)             66.25             58.22         9,130,197
-------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                                                         Ratio of Net
                                           Ratio of        Investment
                                           Expenses     Income (Loss)
                                     to Average Net        to Average         Portfolio
Period ended                        Assets(%)(b)(d)     Net Assets(%)       Turnover(%)
----------------------------------------------------------------------------------------
Putnam VT
Utilities Growth and Income
Fund
June 30, 2004+                                  .42(i)*          1.37(i)*         19.12*
December 31, 2003                               .83              2.84             38.45
December 31, 2002                               .79              3.23             42.68
December 31, 2001                               .73              2.45             93.13
December 31, 2000                               .72              2.94             28.88
December 31, 1999                               .71              3.02             26.16
----------------------------------------------------------------------------------------
Putnam VT
Vista
Fund
June 30, 2004+                                  .38(i)*          (.15)(i)*        45.82*
December 31, 2003                               .76              (.21)            90.84
December 31, 2002                               .74              (.28)            78.14
December 31, 2001                               .67              (.18)           112.81
December 31, 2000                               .67              (.22)           104.60
December 31, 1999                               .75              (.29)           133.32
----------------------------------------------------------------------------------------
Putnam VT
Voyager
Fund
June 30, 2004+                                  .31(i)*           .17(i)*         24.67*
December 31, 2003                               .62               .45             47.37
December 31, 2002                               .60               .51             90.52
December 31, 2001                               .57               .61            105.03
December 31, 2000                               .56               .07             92.54
December 31, 1999                               .57               .05             85.13
----------------------------------------------------------------------------------------

See page 228 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
------------------------------------------------------------------------------------------------------
                                                  Investment Operations:
                                                                                Net
                                            Net                        Realized and
                                          Asset                          Unrealized
                                         Value,               Net       Gain (Loss)        Total from
                                      Beginning        Investment                on        Investment
Period ended                          of Period     Income (Loss)       Investments        Operations
------------------------------------------------------------------------------------------------------
Putnam VT
American Government Income
Fund
June 30, 2004+                           $12.02           $.14(a)(i)          $(.18)            $(.04)
December 31, 2003                         12.30            .25(a)              (.07)              .18
December 31, 2002                         11.59            .37(a)               .62               .99
December 31, 2001                         10.87            .47(a)               .25               .72
December 31, 2000***                      10.00            .54(a)(i)            .66              1.20
------------------------------------------------------------------------------------------------------
Putnam VT
Capital Appreciation
Fund
June 30, 2004+                            $7.56            $--(a)(e)(i)        $.33              $.33
December 31, 2003                          6.05           (.01)(a)             1.51              1.50
December 31, 2002                          7.80             --(a)(e)          (1.74)            (1.74)
December 31, 2001                          9.06           (.01)(a)            (1.25)            (1.26)
December 31, 2000****                     10.00           (.05)(a)             (.89)             (.94)
------------------------------------------------------------------------------------------------------
Putnam VT
Capital Opportunities
Fund
June 30, 2004+                           $12.72           $.03(a)(i)           $.70              $.73
December 31, 2003*****                    10.00           (.03)(a)(i)          3.03              3.00
------------------------------------------------------------------------------------------------------
Putnam VT
Discovery Growth
Fund
June 30, 2004+                            $4.62          $(.02)(a)(i)          $.15              $.13
December 31, 2003                          3.50           (.03)(a)             1.15              1.12
December 31, 2002                          4.97           (.05)(a)            (1.42)            (1.47)
December 31, 2001                          7.18           (.07)(a)            (2.14)            (2.21)
December 31, 2000****                     10.00           (.07)(a)            (2.75)            (2.82)
------------------------------------------------------------------------------------------------------
Putnam VT
Diversified Income
Fund
June 30, 2004+                            $9.24           $.26(a)(i)          $(.12)             $.14
December 31, 2003                          8.49            .60(a)               .96              1.56
December 31, 2002                          8.75            .68(a)              (.18)              .50
December 31, 2001                          9.11            .76(a)              (.45)              .31
December 31, 2000                          9.90            .78(a)              (.78)               --(e)
December 31, 1999                         10.47            .78(a)              (.62)              .16
------------------------------------------------------------------------------------------------------
Putnam VT
Equity Income
Fund
June 30, 2004+                           $12.08           $.08(a)(i)           $.22              $.30
December 31, 2003*****                    10.00            .09(a)(i)           2.05              2.14
------------------------------------------------------------------------------------------------------
Putnam VT
The George Putnam
Fund of Boston
June 30, 2004+                           $10.88           $.10(a)(i)           $.10              $.20
December 31, 2003                          9.54            .20(a)              1.38              1.58
December 31, 2002                         10.69            .26(a)             (1.17)             (.91)
December 31, 2001                         10.94            .29(a)              (.25)              .04
December 31, 2000                          9.98            .18(a)               .78               .96
December 31, 1999                         10.28            .30(a)              (.34)             (.04)
------------------------------------------------------------------------------------------------------
Putnam VT
Global Asset Allocation
Fund
June 30, 2004+                           $13.45           $.10(a)(i)           $.17              $.27
December 31, 2003                         11.51            .20(a)              2.21              2.41
December 31, 2002                         13.37            .23(a)             (1.86)            (1.63)
December 31, 2001                         16.67            .32(a)             (1.77)            (1.45)
December 31, 2000                         19.60            .45(a)             (1.29)             (.84)
December 31, 1999                         18.95            .39(a)              1.69              2.08
------------------------------------------------------------------------------------------------------
Putnam VT
Global Equity
Fund
June 30, 2004+                            $9.19           $.03(a)(i)           $.17              $.20
December 31, 2003                          7.19            .07(a)              2.01              2.08
December 31, 2002                          9.27            .05(a)             (2.12)            (2.07)
December 31, 2001                         18.02             --(a)(e)          (5.14)            (5.14)
December 31, 2000                         30.41           (.10)(a)            (7.34)            (7.44)
December 31, 1999                         20.28           (.10)(a)            12.08             11.98
------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
                                            Less Distributions:
                                                                    From
                                                  From               Net              From
                                                   Net          Realized            Return
                                            Investment           Gain on                of
Period ended                                    Income       Investments           Capital
--------------------------------------------------------------------------------------------
Putnam VT
American Government Income
Fund
June 30, 2004+                                  $(.45)            $(.18)               $--
December 31, 2003                                (.23)             (.23)                --
December 31, 2002                                (.28)               --                 --
December 31, 2001                                  --                --(e)              --
December 31, 2000***                             (.22)             (.11)                --
--------------------------------------------------------------------------------------------
Putnam VT
Capital Appreciation
Fund
June 30, 2004+                                    $--               $--                $--
December 31, 2003                                  --                --                 --
December 31, 2002                                (.01)               --                 --(e)
December 31, 2001                                  --                --                 --
December 31, 2000****                              --                --                 --
--------------------------------------------------------------------------------------------
Putnam VT
Capital Opportunities
Fund
June 30, 2004+                                    $--             $(.14)               $--
December 31, 2003*****                             --              (.28)                --
--------------------------------------------------------------------------------------------
Putnam VT
Discovery Growth
Fund
June 30, 2004+                                    $--               $--                $--
December 31, 2003                                  --                --                 --
December 31, 2002                                  --                --                 --
December 31, 2001                                  --                --                 --
December 31, 2000****                              --                --                 --
--------------------------------------------------------------------------------------------
Putnam VT
Diversified Income
Fund
June 30, 2004+                                  $(.87)              $--                $--
December 31, 2003                                (.81)               --                 --
December 31, 2002                                (.76)               --                 --
December 31, 2001                                (.67)               --                 --
December 31, 2000                                (.79)               --                 --
December 31, 1999                                (.73)               --                 --
--------------------------------------------------------------------------------------------
Putnam VT
Equity Income
Fund
June 30, 2004+                                    $--             $(.02)               $--
December 31, 2003*****                           (.04)             (.02)                --
--------------------------------------------------------------------------------------------
Putnam VT
The George Putnam
Fund of Boston
June 30, 2004+                                  $(.21)              $--                $--
December 31, 2003                                (.24)               --                 --
December 31, 2002                                (.24)               --                 --
December 31, 2001                                (.29)               --                 --
December 31, 2000                                  --                --                 --
December 31, 1999                                (.23)             (.02)              (.01)
--------------------------------------------------------------------------------------------
Putnam VT
Global Asset Allocation
Fund
June 30, 2004+                                  $(.40)              $--                $--
December 31, 2003                                (.47)               --                 --
December 31, 2002                                (.23)               --                 --
December 31, 2001                                (.16)            (1.69)                --
December 31, 2000                                (.33)            (1.76)                --
December 31, 1999                                (.37)            (1.06)                --
--------------------------------------------------------------------------------------------
Putnam VT
Global Equity
Fund
June 30, 2004+                                  $(.19)              $--                $--
December 31, 2003                                (.08)               --                 --
December 31, 2002                                (.01)               --                 --
December 31, 2001                                  --             (3.61)                --
December 31, 2000                                (.18)            (4.77)                --
December 31, 1999                                (.08)            (1.77)                --
--------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------


                                                                                    Total
                                                                               Investment
                                                                                Return at       Net Assets,
                                                Total  Net Asset Value,         Net Asset     End of Period
Period ended                            Distributions     End of Period    Value(%)(b)(c)    (in thousands)
------------------------------------------------------------------------------------------------------------
Putnam VT
American Government Income
Fund
June 30, 2004+                                 $(.63)            $11.35              (.50)*         $92,957
December 31, 2003                               (.46)             12.02              1.56           107,751
December 31, 2002                               (.28)             12.30              8.77           164,573
December 31, 2001                                 --(e)           11.59              6.64            73,366
December 31, 2000***                            (.33)             10.87             11.98*            7,690
------------------------------------------------------------------------------------------------------------
Putnam VT
Capital Appreciation
Fund
June 30, 2004+                                   $--              $7.88              4.37*          $21,413
December 31, 2003                                 --               7.55             24.79            20,315
December 31, 2002                               (.01)              6.05            (22.35)           14,021
December 31, 2001                                 --               7.80            (13.91)            9,784
December 31, 2000****                             --               9.06             (9.40)*             989
------------------------------------------------------------------------------------------------------------
Putnam VT
Capital Opportunities
Fund
June 30, 2004+                                 $(.14)            $13.31              5.79*           $6,055
December 31, 2003*****                          (.28)             12.72             30.05*            4,737
------------------------------------------------------------------------------------------------------------
Putnam VT
Discovery Growth
Fund
June 30, 2004+                                   $--              $4.75              2.81*          $34,981
December 31, 2003                                 --               4.62             32.00            35,091
December 31, 2002                                 --               3.50            (29.58)           24,082
December 31, 2001                                 --               4.97            (30.78)           13,245
December 31, 2000****                             --               7.18            (28.20)*           1,921
------------------------------------------------------------------------------------------------------------
Putnam VT
Diversified Income
Fund
June 30, 2004+                                 $(.87)             $8.51              1.34*         $142,463
December 31, 2003                               (.81)              9.24             19.91           141,644
December 31, 2002                               (.76)              8.49              6.03           102,982
December 31, 2001                               (.67)              8.75              3.51            92,828
December 31, 2000                               (.79)              9.11             (0.07)           68,832
December 31, 1999                               (.73)              9.90              1.65            23,182
------------------------------------------------------------------------------------------------------------
Putnam VT
Equity Income
Fund
June 30, 2004+                                 $(.02)            $12.36              2.45*          $36,623
December 31, 2003*****                          (.06)             12.08             21.39*           22,804
------------------------------------------------------------------------------------------------------------
Putnam VT
The George Putnam
Fund of Boston
June 30, 2004+                                 $(.21)            $10.87              1.84*         $268,686
December 31, 2003                               (.24)             10.88             17.04           254,106
December 31, 2002                               (.24)              9.54             (8.75)          178,710
December 31, 2001                               (.29)             10.69              0.46           156,821
December 31, 2000                                 --              10.94              9.62            94,236
December 31, 1999                               (.26)              9.98              (.41)           38,566
------------------------------------------------------------------------------------------------------------
Putnam VT
Global Asset Allocation
Fund
June 30, 2004+                                 $(.40)            $13.32              1.99*          $37,799
December 31, 2003                               (.47)             13.45             21.90            32,588
December 31, 2002                               (.23)             11.51            (12.46)           21,758
December 31, 2001                              (1.85)             13.37             (8.58)           24,735
December 31, 2000                              (2.09)             16.67             (4.87)           18,984
December 31, 1999                              (1.43)             19.60             11.76             6,617
------------------------------------------------------------------------------------------------------------
Putnam VT
Global Equity
Fund
June 30, 2004+                                 $(.19)             $9.20              2.14*          $72,587
December 31, 2003                               (.08)              9.19             29.23            74,972
December 31, 2002                               (.01)              7.19            (22.39)           65,834
December 31, 2001                              (3.61)              9.27            (29.76)           92,817
December 31, 2000                              (4.95)             18.02            (29.75)          103,129
December 31, 1999                              (1.85)             30.41             64.56            28,909
------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------


                                                              Ratio of Net
                                                Ratio of        Investment
                                                Expenses     Income (Loss)
                                          to Average Net        to Average         Portfolio
Period ended                             Assets(%)(b)(d)     Net Assets(%)       Turnover(%)
--------------------------------------------------------------------------------------------
Putnam VT
American Government Income
Fund
June 30, 2004+                                       .46(i)*          1.17(i)*        144.53*
December 31, 2003                                    .99              2.09            553.08
December 31, 2002                                    .99              3.13            517.44(f)
December 31, 2001                                    .99              4.12            262.05(f)
December 31, 2000***                                 .95(i)*          5.21(i)*        336.72*
--------------------------------------------------------------------------------------------
Putnam VT
Capital Appreciation
Fund
June 30, 2004+                                       .59(i)*           .05(i)*         54.09*
December 31, 2003                                   1.31              (.20)           143.90
December 31, 2002                                   1.38               .05            166.36
December 31, 2001                                   1.57              (.13)           101.98
December 31, 2000****                                .34*             (.20)*           89.87*
--------------------------------------------------------------------------------------------
Putnam VT
Capital Opportunities
Fund
June 30, 2004+                                       .60(i)*           .20(i)*         83.16*
December 31, 2003*****                               .88(i)*          (.18)(i)*       163.05*
--------------------------------------------------------------------------------------------
Putnam VT
Discovery Growth
Fund
June 30, 2004+                                       .60(i)*          (.35)(i)*        36.41*
December 31, 2003                                   1.33              (.83)            81.55
December 31, 2002                                   1.81             (1.36)            92.27(g)
December 31, 2001                                   1.84             (1.34)           109.55
December 31, 2000****                                .23*             (.01)*           28.20*
--------------------------------------------------------------------------------------------
Putnam VT
Diversified Income
Fund
June 30, 2004+                                       .52(i)*          2.87(i)*         29.94*
December 31, 2003                                   1.07              6.86            104.06
December 31, 2002                                   1.07              8.20            176.17(f)
December 31, 2001                                   1.01              8.58            139.13(f)
December 31, 2000                                    .93              8.45            169.27
December 31, 1999                                    .93              7.67            117.02
--------------------------------------------------------------------------------------------
Putnam VT
Equity Income
Fund
June 30, 2004+                                       .54(i)*           .67(i)*         59.12*
December 31, 2003*****                               .88(i)*           .76(i)*        113.49*
--------------------------------------------------------------------------------------------
Putnam VT
The George Putnam
Fund of Boston
June 30, 2004+                                       .48(i)*           .94(i)*        114.52*
December 31, 2003                                    .98              2.00            144.47
December 31, 2002                                   1.00              2.58            128.14(f)
December 31, 2001                                    .98              2.69            334.64(f)
December 31, 2000                                    .91              3.27            154.53
December 31, 1999                                    .98              3.00            173.41
--------------------------------------------------------------------------------------------
Putnam VT
Global Asset Allocation
Fund
June 30, 2004+                                       .59(i)*           .74(i)*         82.14*
December 31, 2003                                   1.20              1.63            155.21
December 31, 2002                                   1.16              1.87            105.04
December 31, 2001                                   1.06              2.29            187.96(f)
December 31, 2000                                    .94              2.60            159.03
December 31, 1999                                    .92              2.15            149.82
--------------------------------------------------------------------------------------------
Putnam VT
Global Equity
Fund
June 30, 2004+                                       .59(i)*           .37(i)*         38.25*
December 31, 2003                                   1.17               .95             88.32
December 31, 2002                                   1.14               .69            173.27
December 31, 2001                                   1.04              (.02)           186.11
December 31, 2000                                    .91              (.43)           170.41
December 31, 1999                                    .88              (.43)           154.88
--------------------------------------------------------------------------------------------

See page 228 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
-------------------------------------------------------------------------------------------------------
                                                  Investment Operations:
                                                                                Net
                                            Net                        Realized and
                                          Asset                          Unrealized
                                         Value,               Net       Gain (Loss)        Total from
                                      Beginning        Investment                on        Investment
Period ended                          of Period     Income (Loss)       Investments        Operations
-------------------------------------------------------------------------------------------------------
Putnam VT
Growth and Income
Fund
June 30, 2004+                           $23.26           $.16(a)(i)           $.69              $.85
December 31, 2003                         18.64            .32(a)              4.67              4.99
December 31, 2002                         23.44            .31(a)             (4.67)            (4.36)
December 31, 2001                         25.76            .29(a)             (1.93)            (1.64)
December 31, 2000                         26.75            .36(a)              1.48              1.84
December 31, 1999                         28.75            .41(a)               .04               .45
-------------------------------------------------------------------------------------------------------
Putnam VT
Growth Opportunities
Fund
June 30, 2004+                            $4.59            $--(a)(e)(i)       $(.05)            $(.05)
December 31, 2003                          3.73             --(a)(e)            .86               .86
December 31, 2002                          5.29           (.01)(a)            (1.55)            (1.56)
December 31, 2001                          7.79           (.02)(a)            (2.48)            (2.50)
December 31, 2000***                      10.00           (.04)(a)            (2.17)            (2.21)
-------------------------------------------------------------------------------------------------------
Putnam VT
Health Sciences
Fund
June 30, 2004+                           $10.97           $.02(a)(i)           $.09              $.11
December 31, 2003                          9.32            .02(a)              1.69              1.71
December 31, 2002                         11.70            .01(a)             (2.39)            (2.38)
December 31, 2001                         14.58           (.02)(a)            (2.86)            (2.88)
December 31, 2000                         10.50           (.01)(a)             4.09              4.08
December 31, 1999                         10.93             --(a)(e)           (.43)             (.43)
-------------------------------------------------------------------------------------------------------
Putnam VT
High Yield
Fund
June 30, 2004+                            $7.94           $.29(a)(i)          $(.16)             $.13
December 31, 2003                          7.05            .62(a)              1.09              1.71
December 31, 2002                          8.06            .74(a)              (.78)             (.04)
December 31, 2001                          8.97            .88(a)              (.54)              .34
December 31, 2000                         11.08           1.13(a)             (1.97)             (.84)
December 31, 1999                         11.70           1.11(a)              (.47)              .64
-------------------------------------------------------------------------------------------------------
Putnam VT
Income
Fund
June 30, 2004+                           $12.84           $.18(a)(i)          $(.09)             $.09
December 31, 2003                         12.89            .42(a)               .13               .55
December 31, 2002                         12.60            .60(a)               .35               .95
December 31, 2001                         12.58            .65(a)               .23               .88
December 31, 2000                         12.51            .81(a)               .11               .92
December 31, 1999                         13.73            .76(a)             (1.04)             (.28)
-------------------------------------------------------------------------------------------------------
Putnam VT
International Equity
Fund
June 30, 2004+                           $12.85           $.11(a)(i)           $.05              $.16
December 31, 2003                         10.09            .13(a)              2.73              2.86
December 31, 2002                         12.36            .10(a)             (2.28)            (2.18)
December 31, 2001                         17.67            .09(a)             (3.61)            (3.52)
December 31, 2000                         21.63            .21(a)             (1.97)            (1.76)
December 31, 1999                         13.51            .05(a)              8.07              8.12
-------------------------------------------------------------------------------------------------------
Putnam VT
International Growth and Income
Fund
June 30, 2004+                           $11.31           $.10(a)(i)           $.47              $.57
December 31, 2003                          8.35            .13(a)              2.97              3.10
December 31, 2002                          9.73            .09(a)             (1.42)            (1.33)
December 31, 2001                         13.25            .11(a)             (2.79)            (2.68)
December 31, 2000                         15.22            .13(a)               .08               .21
December 31, 1999                         12.24            .15(a)              2.83              2.98
-------------------------------------------------------------------------------------------------------
Putnam VT
International New Opportunities
Fund
June 30, 2004+                           $11.11           $.07(a)(i)           $.10              $.17
December 31, 2003                          8.37            .07(a)              2.70              2.77
December 31, 2002                          9.75            .05(a)             (1.37)            (1.32)
December 31, 2001                         13.67            .02(a)             (3.94)            (3.92)
December 31, 2000                         23.28           (.13)(a)            (8.44)            (8.57)
December 31, 1999                         11.48           (.16)(a)            11.96             11.80
-------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
                                          Less Distributions:
                                                                  From
                                                From               Net              From
                                                 Net          Realized            Return
                                          Investment           Gain on                of
Period ended                                  Income       Investments           Capital
------------------------------------------------------------------------------------------
Putnam VT
Growth and Income
Fund
June 30, 2004+                                 $(.37)              $--               $--
December 31, 2003                               (.37)               --                --
December 31, 2002                               (.32)             (.12)               --
December 31, 2001                               (.39)             (.29)               --
December 31, 2000                               (.49)            (2.34)               --
December 31, 1999                               (.41)            (2.04)               --
------------------------------------------------------------------------------------------
Putnam VT
Growth Opportunities
Fund
June 30, 2004+                                   $--               $--               $--
December 31, 2003                                 --                --                --
December 31, 2002                                 --                --                --
December 31, 2001                                 --                --                --
December 31, 2000***                              --                --                --
------------------------------------------------------------------------------------------
Putnam VT
Health Sciences
Fund
June 30, 2004+                                 $(.02)              $--               $--
December 31, 2003                               (.06)               --                --
December 31, 2002                                 --                --                --
December 31, 2001                                 --                --                --
December 31, 2000                                 --                --                --
December 31, 1999                                 --(e)             --                --
------------------------------------------------------------------------------------------
Putnam VT
High Yield
Fund
June 30, 2004+                                 $(.67)              $--               $--
December 31, 2003                               (.82)               --                --
December 31, 2002                               (.97)               --                --
December 31, 2001                              (1.25)               --                --
December 31, 2000                              (1.27)               --                --
December 31, 1999                              (1.26)               --                --
------------------------------------------------------------------------------------------
Putnam VT
Income
Fund
June 30, 2004+                                 $(.52)              $--               $--
December 31, 2003                               (.60)               --                --
December 31, 2002                               (.66)               --                --
December 31, 2001                               (.86)               --                --
December 31, 2000                               (.85)               --                --
December 31, 1999                               (.73)             (.21)               --
------------------------------------------------------------------------------------------
Putnam VT
International Equity
Fund
June 30, 2004+                                 $(.20)              $--               $--
December 31, 2003                               (.10)               --                --
December 31, 2002                               (.09)               --                --
December 31, 2001                               (.04)            (1.75)               --
December 31, 2000                               (.41)            (1.79)               --
December 31, 1999                                 --                --                --
------------------------------------------------------------------------------------------
Putnam VT
International Growth and Income
Fund
June 30, 2004+                                 $(.15)              $--               $--
December 31, 2003                               (.14)               --                --
December 31, 2002                               (.05)               --                --
December 31, 2001                               (.12)             (.72)               --
December 31, 2000                               (.68)            (1.50)               --
December 31, 1999                                 --                --                --
------------------------------------------------------------------------------------------
Putnam VT
International New Opportunities
Fund
June 30, 2004+                                 $(.11)              $--               $--
December 31, 2003                               (.03)               --                --
December 31, 2002                               (.06)               --                --
December 31, 2001                                 --                --                --
December 31, 2000                               (.01)            (1.03)               --(e)
December 31, 1999                                 --(e)             --                --
------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
                                                                                        Total
                                                                                   Investment
                                                                                    Return at       Net Assets,
                                                    Total  Net Asset Value,         Net Asset     End of Period
Period ended                                Distributions     End of Period    Value(%)(b)(c)    (in thousands)
----------------------------------------------------------------------------------------------------------------
Putnam VT
Growth and Income
Fund
June 30, 2004+                                     $(.37)            $23.74              3.69*         $842,248
December 31, 2003                                   (.37)             23.26             27.38           828,558
December 31, 2002                                   (.44)             18.64            (18.99)          612,170
December 31, 2001                                   (.68)             23.44             (6.39)          709,842
December 31, 2000                                  (2.83)             25.76              7.92           513,216
December 31, 1999                                  (2.45)             26.75              1.47           162,112
----------------------------------------------------------------------------------------------------------------
Putnam VT
Growth Opportunities
Fund
June 30, 2004+                                       $--              $4.54             (1.09)*         $37,582
December 31, 2003                                     --               4.59             23.06            37,906
December 31, 2002                                     --               3.73            (29.49)           31,065
December 31, 2001                                     --               5.29            (32.09)           44,521
December 31, 2000***                                  --               7.79            (22.10)*          41,072
----------------------------------------------------------------------------------------------------------------
Putnam VT
Health Sciences
Fund
June 30, 2004+                                     $(.02)            $11.06              1.01*         $161,503
December 31, 2003                                   (.06)             10.97             18.39           161,036
December 31, 2002                                     --               9.32            (20.34)          119,828
December 31, 2001                                     --              11.70            (19.75)          128,067
December 31, 2000                                     --              14.58             38.86           107,991
December 31, 1999                                     --(e)           10.50             (3.90)           20,162
----------------------------------------------------------------------------------------------------------------
Putnam VT
High Yield
Fund
June 30, 2004+                                     $(.67)             $7.40              1.62*         $152,172
December 31, 2003                                   (.82)              7.94             26.54           159,069
December 31, 2002                                   (.97)              7.05             (0.85)           79,036
December 31, 2001                                  (1.25)              8.06              3.78            64,972
December 31, 2000                                  (1.27)              8.97             (8.51)           38,039
December 31, 1999                                  (1.26)             11.08              5.81            17,646
----------------------------------------------------------------------------------------------------------------
Putnam VT
Income
Fund
June 30, 2004+                                     $(.52)            $12.41               .62*         $265,506
December 31, 2003                                   (.60)             12.84              4.43           262,067
December 31, 2002                                   (.66)             12.89              7.89           215,874
December 31, 2001                                   (.86)             12.60              7.30           144,380
December 31, 2000                                   (.85)             12.58              7.79            55,669
December 31, 1999                                   (.94)             12.51             (2.16)           18,116
----------------------------------------------------------------------------------------------------------------
Putnam VT
International Equity
Fund
June 30, 2004+                                     $(.20)            $12.81              1.19*         $507,809
December 31, 2003                                   (.10)             12.85             28.65           510,055
December 31, 2002                                   (.09)             10.09            (17.75)          308,970
December 31, 2001                                  (1.79)             12.36            (20.61)          252,647
December 31, 2000                                  (2.20)             17.67             (9.61)          197,754
December 31, 1999                                     --              21.63             60.10            40,448
----------------------------------------------------------------------------------------------------------------
Putnam VT
International Growth and Income
Fund
June 30, 2004+                                     $(.15)            $11.73              5.04*          $67,977
December 31, 2003                                   (.14)             11.31             37.85            63,651
December 31, 2002                                   (.05)              8.35            (13.77)           45,744
December 31, 2001                                   (.84)              9.73            (20.81)           41,771
December 31, 2000                                  (2.18)             13.25              1.33            36,934
December 31, 1999                                     --              15.22             24.35            10,652
----------------------------------------------------------------------------------------------------------------
Putnam VT
International New Opportunities
Fund
June 30, 2004+                                     $(.11)            $11.17              1.53*         $135,572
December 31, 2003                                   (.03)             11.11             33.21           144,493
December 31, 2002                                   (.06)              8.37            (13.63)          122,332
December 31, 2001                                     --               9.75            (28.68)          159,227
December 31, 2000                                  (1.04)             13.67            (38.67)          184,660
December 31, 1999                                     --(e)           23.28            102.80            33,554
----------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
                                                                   Ratio of Net
                                                     Ratio of        Investment
                                                     Expenses     Income (Loss)
                                               to Average Net        to Average         Portfolio
Period ended                                  Assets(%)(b)(d)     Net Assets(%)       Turnover(%)
-------------------------------------------------------------------------------------------------
Putnam VT
Growth and Income
Fund
June 30, 2004+                                            .39(i)*           .67(i)*         14.92*
December 31, 2003                                         .78              1.60             32.55
December 31, 2002                                         .77              1.47             36.01
December 31, 2001                                         .73              1.22             32.75
December 31, 2000                                         .65              1.47             55.04
December 31, 1999                                         .65              1.55             53.68
-------------------------------------------------------------------------------------------------
Putnam VT
Growth Opportunities
Fund
June 30, 2004+                                            .58(i)*          (.06)(i)*        25.96*
December 31, 2003                                        1.21              (.08)            59.00
December 31, 2002                                        1.21              (.21)            63.30
December 31, 2001                                        1.07              (.39)            83.13
December 31, 2000***                                      .94*             (.39)*           57.60*
-------------------------------------------------------------------------------------------------
Putnam VT
Health Sciences
Fund
June 30, 2004+                                            .54(i)*           .15(i)*         48.96*
December 31, 2003                                        1.09               .11             63.66
December 31, 2002                                        1.08               .13             74.33
December 31, 2001                                        1.01              (.13)            53.20
December 31, 2000                                         .94              (.10)            49.10
December 31, 1999                                         .98              (.01)            82.45
-------------------------------------------------------------------------------------------------
Putnam VT
High Yield
Fund
June 30, 2004+                                            .51(i)*          3.71(i)*         25.70*
December 31, 2003                                        1.03              8.44             75.01
December 31, 2002                                        1.03             10.38             68.41
December 31, 2001                                         .98             10.71             81.97
December 31, 2000                                         .89             11.61             69.05
December 31, 1999                                         .87             10.01             52.96
-------------------------------------------------------------------------------------------------
Putnam VT
Income
Fund
June 30, 2004+                                            .46(i)*          1.41(i)*        208.92*
December 31, 2003                                         .93              3.29            287.19
December 31, 2002                                         .93              4.79            399.61(f)
December 31, 2001                                         .90              5.26            250.79(f)
December 31, 2000                                         .82              6.74            238.00
December 31, 1999                                         .82              6.14            220.90
-------------------------------------------------------------------------------------------------
Putnam VT
International Equity
Fund
June 30, 2004+                                            .59(i)*           .86(i)*         31.87*
December 31, 2003                                        1.19              1.15             71.14
December 31, 2002                                        1.24               .91             53.20(g)
December 31, 2001                                        1.16               .66             69.81
December 31, 2000                                        1.09              1.13             78.84
December 31, 1999                                        1.17               .31            107.38
-------------------------------------------------------------------------------------------------
Putnam VT
International Growth and Income
Fund
June 30, 2004+                                            .62(i)*           .81(i)*         36.03*
December 31, 2003                                        1.27              1.39             71.71
December 31, 2002                                        1.25              1.03             99.21
December 31, 2001                                        1.20              1.02            154.29
December 31, 2000                                        1.12               .97             82.02
December 31, 1999                                        1.13              1.08             92.27
-------------------------------------------------------------------------------------------------
Putnam VT
International New Opportunities
Fund
June 30, 2004+                                            .75(i)*           .62(i)*         55.89*
December 31, 2003                                        1.51               .74            135.90
December 31, 2002                                        1.52               .56            136.66
December 31, 2001                                        1.46               .14            198.97
December 31, 2000                                        1.36              (.74)           189.71
December 31, 1999                                        1.56              (.97)           196.53
-------------------------------------------------------------------------------------------------

See page 228 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
-------------------------------------------------------------------------------------------------------
                                                 Investment Operations:
                                                                               Net
                                           Net                        Realized and
                                         Asset                          Unrealized
                                        Value,               Net       Gain (Loss)        Total from
                                     Beginning        Investment                on        Investment
Period ended                         of Period     Income (Loss)       Investments        Operations
-------------------------------------------------------------------------------------------------------
Putnam VT
Investors
Fund
June 30, 2004+                           $8.91           $.02(a)(i)           $.26              $.28
December 31, 2003                         7.04            .03(a)              1.87              1.90
December 31, 2002                         9.26            .03(a)             (2.24)            (2.21)
December 31, 2001                        12.31            .01(a)             (3.06)            (3.05)
December 31, 2000                        15.13           (.01)(a)            (2.81)            (2.82)
December 31, 1999                        11.64           (.01)(a)             3.50              3.49
-------------------------------------------------------------------------------------------------------
Putnam VT
Mid Cap Value
Fund
June 30, 2004+                          $12.78           $.03(a)(i)           $.46              $.49
December 31, 2003*****                   10.00            .05(a)(i)           2.83              2.88
-------------------------------------------------------------------------------------------------------
Putnam VT
Money Market
Fund
June 30, 2004+                           $1.00         $.0020(i)               $--(h)         $.0020
December 31, 2003                         1.00          .0051                   --(h)          .0051
December 31, 2002                         1.00          .0120                   --(h)          .0120
December 31, 2001                         1.00          .0370                   --             .0370
December 31, 2000                         1.00          .0566                   --             .0566
December 31, 1999                         1.00          .0460                   --             .0460
-------------------------------------------------------------------------------------------------------
Putnam VT
New Opportunities
Fund
June 30, 2004+                          $15.23           (.03)(a)(i)          $.55              $.52
December 31, 2003                        11.50           (.05)(a)             3.78              3.73
December 31, 2002                        16.55           (.06)(a)            (4.99)            (5.05)
December 31, 2001                        29.77           (.08)(a)            (8.72)            (8.80)
December 31, 2000                        43.44           (.18)(a)           (10.00)           (10.18)
December 31, 1999                        26.04           (.15)(a)            17.92             17.77
-------------------------------------------------------------------------------------------------------
Putnam VT
New Value
Fund
June 30, 2004+                          $14.27           $.06(a)(i)           $.62              $.68
December 31, 2003                        10.93            .12(a)              3.37              3.49
December 31, 2002                        13.42            .14(a)             (2.14)            (2.00)
December 31, 2001                        13.49            .14(a)               .29               .43
December 31, 2000                        11.85            .20(a)              2.26              2.46
December 31, 1999                        12.02            .17(a)              (.13)              .04
-------------------------------------------------------------------------------------------------------
Putnam VT
OTC & Emerging Growth
Fund
June 30, 2004+                           $5.51          $(.02)(a)(i)          $.24              $.22
December 31, 2003                         4.06           (.04)(a)             1.49              1.45
December 31, 2002                         5.99           (.05)(a)            (1.88)            (1.93)
December 31, 2001                        11.03           (.06)(a)            (4.98)            (5.04)
December 31, 2000                        22.76           (.10)(a)           (11.40)           (11.50)
December 31, 1999                        10.08           (.10)(a)(i)         12.84             12.74
-------------------------------------------------------------------------------------------------------
Putnam VT
Research
Fund
June 30, 2004+                          $10.58           $.03(a)(i)           $.08              $.11
December 31, 2003                         8.47            .05(a)              2.09              2.14
December 31, 2002                        10.94            .04(a)             (2.46)            (2.42)
December 31, 2001                        14.28            .05(a)             (2.72)            (2.67)
December 31, 2000                        14.67            .05(a)              (.34)             (.29)
December 31, 1999                        11.90            .02(a)(i)           3.23              3.25
-------------------------------------------------------------------------------------------------------
Putnam VT
Small Cap Value
Fund
June 30, 2004+                          $18.12           $.01(a)(i)          $2.03             $2.04
December 31, 2003                        12.16            .08(a)              5.93              6.01
December 31, 2002                        15.03            .05(a)             (2.75)            (2.70)
December 31, 2001                        12.79            .04(a)              2.27              2.31
December 31, 2000                        10.30            .05(a)              2.47              2.52
December 31, 1999**                      10.00           (.03)(a)              .37               .34
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                                           Less Distributions:
                                                                   From
                                                 From               Net              From
                                                  Net          Realized            Return
                                           Investment           Gain on                of
Period ended                                   Income       Investments           Capital
-------------------------------------------------------------------------------------------
Putnam VT
Investors
Fund
June 30, 2004+                                  $(.04)              $--               $--
December 31, 2003                                (.03)               --                --
December 31, 2002                                (.01)               --                --
December 31, 2001                                  --                --                --
December 31, 2000                                  --                --                --
December 31, 1999                                  --                --                --
-------------------------------------------------------------------------------------------
Putnam VT
Mid Cap Value
Fund
June 30, 2004+                                    $--             $(.07)              $--
December 31, 2003*****                           (.03)             (.07)               --
-------------------------------------------------------------------------------------------
Putnam VT
Money Market
Fund
June 30, 2004+                                $(.0020)              $--               $--
December 31, 2003                              (.0051)               --                --
December 31, 2002                              (.0120)               --                --
December 31, 2001                              (.0370)               --                --
December 31, 2000                              (.0566)               --                --
December 31, 1999                              (.0460)               --                --
-------------------------------------------------------------------------------------------
Putnam VT
New Opportunities
Fund
June 30, 2004+                                    $--               $--               $--
December 31, 2003                                  --                --                --
December 31, 2002                                  --                --                --
December 31, 2001                                  --             (4.42)               --(e)
December 31, 2000                                  --             (3.49)               --
December 31, 1999                                  --              (.37)               --
-------------------------------------------------------------------------------------------
Putnam VT
New Value
Fund
June 30, 2004+                                  $(.13)              $--               $--
December 31, 2003                                (.15)               --                --
December 31, 2002                                (.11)             (.38)               --
December 31, 2001                                (.13)             (.37)               --
December 31, 2000                                (.18)             (.64)               --
December 31, 1999                                  --              (.21)               --
-------------------------------------------------------------------------------------------
Putnam VT
OTC & Emerging Growth
Fund
June 30, 2004+                                    $--               $--               $--
December 31, 2003                                  --                --                --
December 31, 2002                                  --                --                --
December 31, 2001                                  --                --                --
December 31, 2000                                  --              (.23)               --(e)
December 31, 1999                                  --              (.06)               --
-------------------------------------------------------------------------------------------
Putnam VT
Research
Fund
June 30, 2004+                                    $--               $--               $--
December 31, 2003                                (.03)               --                --
December 31, 2002                                (.05)               --                --
December 31, 2001                                (.04)             (.63)               --
December 31, 2000                                  --              (.10)               --
December 31, 1999                                (.02)             (.46)               --
-------------------------------------------------------------------------------------------
Putnam VT
Small Cap Value
Fund
June 30, 2004+                                  $(.07)              $--               $--
December 31, 2003                                (.05)               --                --
December 31, 2002                                (.03)             (.14)               --
December 31, 2001                                  --(e)           (.07)               --
December 31, 2000                                (.03)               --                --
December 31, 1999**                                --              (.03)             (.01)
-------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
                                                                                        Total
                                                                                   Investment
                                                                                    Return at       Net Assets,
                                                    Total  Net Asset Value,         Net Asset     End of Period
Period ended                                Distributions     End of Period    Value(%)(b)(c)    (in thousands)
----------------------------------------------------------------------------------------------------------------
Putnam VT
Investors
Fund
June 30, 2004+                                     $(.04)             $9.15              3.17*         $219,679
December 31, 2003                                   (.03)              8.91             27.14           220,061
December 31, 2002                                   (.01)              7.04            (23.87)          180,341
December 31, 2001                                     --               9.26            (24.78)          261,025
December 31, 2000                                     --              12.31            (18.64)          279,598
December 31, 1999                                     --              15.13             29.98           101,795
----------------------------------------------------------------------------------------------------------------
Putnam VT
Mid Cap Value
Fund
June 30, 2004+                                     $(.07)            $13.20              3.81*          $10,303
December 31, 2003*****                              (.10)             12.78             28.83*            6,703
----------------------------------------------------------------------------------------------------------------
Putnam VT
Money Market
Fund
June 30, 2004+                                   $(.0020)             $1.00               .20*         $110,850
December 31, 2003                                 (.0051)              1.00               .51           121,504
December 31, 2002                                 (.0120)              1.00              1.20           154,358
December 31, 2001                                 (.0370)              1.00              3.76           154,176
December 31, 2000                                 (.0566)              1.00              5.82           101,820
December 31, 1999                                 (.0460)              1.00              4.66            41,516
----------------------------------------------------------------------------------------------------------------
Putnam VT
New Opportunities
Fund
June 30, 2004+                                       $--             $15.75              3.42*         $175,001
December 31, 2003                                     --              15.23             32.44           176,316
December 31, 2002                                     --              11.50            (30.51)          125,829
December 31, 2001                                  (4.42)             16.55            (30.14)          200,041
December 31, 2000                                  (3.49)             29.77            (26.20)          231,779
December 31, 1999                                   (.37)             43.44             69.10            62,977
----------------------------------------------------------------------------------------------------------------
Putnam VT
New Value
Fund
June 30, 2004+                                     $(.13)            $14.82              4.76*         $168,137
December 31, 2003                                   (.15)             14.27             32.48           149,367
December 31, 2002                                   (.49)             10.93            (15.60)           99,692
December 31, 2001                                   (.50)             13.42              3.32            88,543
December 31, 2000                                   (.82)             13.49             22.37            30,806
December 31, 1999                                   (.21)             11.85               .26             9,541
----------------------------------------------------------------------------------------------------------------
Putnam VT
OTC & Emerging Growth
Fund
June 30, 2004+                                       $--              $5.73              3.99*          $41,646
December 31, 2003                                     --               5.51             35.71            43,220
December 31, 2002                                     --               4.06            (32.22)           32,536
December 31, 2001                                     --               5.99            (45.69)           55,209
December 31, 2000                                   (.23)             11.03            (51.09)           74,367
December 31, 1999                                   (.06)             22.76            126.45            24,432
----------------------------------------------------------------------------------------------------------------
Putnam VT
Research
Fund
June 30, 2004+                                       $--             $10.69              1.04*         $126,337
December 31, 2003                                   (.03)             10.58             25.32           125,821
December 31, 2002                                   (.05)              8.47            (22.20)          101,445
December 31, 2001                                   (.67)             10.94            (18.83)          119,888
December 31, 2000                                   (.10)             14.28             (1.98)           88,834
December 31, 1999                                   (.48)             14.67             27.69            26,210
----------------------------------------------------------------------------------------------------------------
Putnam VT
Small Cap Value
Fund
June 30, 2004+                                     $(.07)            $20.09             11.26*         $388,829
December 31, 2003                                   (.05)             18.12             49.65           332,094
December 31, 2002                                   (.17)             12.16            (18.27)          191,497
December 31, 2001                                   (.07)             15.03             18.13           130,991
December 31, 2000                                   (.03)             12.79             24.44            30,586
December 31, 1999**                                 (.04)             10.30              3.37*            6,384
----------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
                                                                   Ratio of Net
                                                     Ratio of        Investment
                                                     Expenses     Income (Loss)
                                               to Average Net        to Average         Portfolio
Period ended                                  Assets(%)(b)(d)     Net Assets(%)       Turnover(%)
-------------------------------------------------------------------------------------------------
Putnam VT
Investors
Fund
June 30, 2004+                                            .50(i)*           .20(i)*         34.46*
December 31, 2003                                        1.00               .46             73.32
December 31, 2002                                         .97               .32            122.88
December 31, 2001                                         .88               .02             98.05
December 31, 2000                                         .80              (.06)            76.32
December 31, 1999                                         .86              (.11)            65.59
-------------------------------------------------------------------------------------------------
Putnam VT
Mid Cap Value
Fund
June 30, 2004+                                            .60(i)*           .24(i)*         92.42*
December 31, 2003*****                                    .91(i)*           .45(i)*        117.37*
-------------------------------------------------------------------------------------------------
Putnam VT
Money Market
Fund
June 30, 2004+                                            .39(i)*           .19(i)*            --
December 31, 2003                                         .74               .51                --
December 31, 2002                                         .73              1.19                --
December 31, 2001                                         .67              3.51                --
December 31, 2000                                         .65              5.81                --
December 31, 1999                                         .64              4.61                --
-------------------------------------------------------------------------------------------------
Putnam VT
New Opportunities
Fund
June 30, 2004+                                            .46(i)*          (.18)(i)*        45.46*
December 31, 2003                                         .92              (.36)            44.22
December 31, 2002                                         .88              (.44)            68.82
December 31, 2001                                         .81              (.43)            72.16
December 31, 2000                                         .72              (.45)            53.64
December 31, 1999                                         .74              (.47)            71.14
-------------------------------------------------------------------------------------------------
Putnam VT
New Value
Fund
June 30, 2004+                                            .51(i)*           .43(i)*         25.82*
December 31, 2003                                        1.04               .99             59.50
December 31, 2002                                        1.03              1.16             60.33
December 31, 2001                                        1.01              1.10             74.80
December 31, 2000                                         .94              1.65             83.62
December 31, 1999                                         .95              1.43             98.21
-------------------------------------------------------------------------------------------------
Putnam VT
OTC & Emerging Growth
Fund
June 30, 2004+                                            .59(i)*          (.42)(i)*        36.92*
December 31, 2003                                        1.14              (.87)            71.72
December 31, 2002                                        1.15              (.97)            68.02
December 31, 2001                                        1.07              (.86)           116.66
December 31, 2000                                         .96              (.59)            88.63
December 31, 1999                                        1.05(i)           (.68)(i)        127.98
-------------------------------------------------------------------------------------------------
Putnam VT
Research
Fund
June 30, 2004+                                            .51(i)*           .24(i)*         45.79*
December 31, 2003                                        1.04               .56            116.88
December 31, 2002                                        1.03               .41            154.60
December 31, 2001                                         .96               .46            146.42
December 31, 2000                                         .93               .35            161.52
December 31, 1999                                        1.00(i)            .13(i)         169.16
-------------------------------------------------------------------------------------------------
Putnam VT
Small Cap Value
Fund
June 30, 2004+                                            .56(i)*           .07(i)*         21.39*
December 31, 2003                                        1.16               .53             36.14
December 31, 2002                                        1.17               .36             51.54
December 31, 2001                                        1.16               .33             36.65
December 31, 2000                                        1.25               .44             34.05
December 31, 1999**                                      1.39*             (.31)*           48.24*
-------------------------------------------------------------------------------------------------

See page 228 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.






PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
-------------------------------------------------------------------------------------------------------
                                                   Investment Operations:
                                                                                 Net
                                             Net                        Realized and
                                           Asset                          Unrealized
                                          Value,               Net       Gain (Loss)        Total from
                                       Beginning        Investment                on        Investment
Period ended                           of Period     Income (Loss)       Investments        Operations
-------------------------------------------------------------------------------------------------------
Putnam VT
Utilities Growth and Income
Fund
June 30, 2004+                            $11.39           $.14(a)(i)           $.18              $.32
December 31, 2003                           9.52            .26(a)              1.99              2.25
December 31, 2002                          12.92            .32(a)             (3.35)            (3.03)
December 31, 2001                          18.09            .33(a)             (4.16)            (3.83)
December 31, 2000                          16.95            .45(a)              2.26              2.71
December 31, 1999                          18.19            .47(a)              (.69)             (.22)
-------------------------------------------------------------------------------------------------------
Putnam VT
Vista
Fund
June 30, 2004+                            $10.48          $(.03)(a)(i)          $.78              $.75
December 31, 2003                           7.87           (.04)(a)             2.65              2.61
December 31, 2002                          11.34           (.05)(a)            (3.42)            (3.47)
December 31, 2001                          19.60           (.05)(a)            (6.45)            (6.50)
December 31, 2000                          20.65           (.08)(a)             (.72)             (.80)
December 31, 1999                          14.73           (.07)(a)             7.62              7.55
-------------------------------------------------------------------------------------------------------
Putnam VT
Voyager
Fund
June 30, 2004+                            $25.96           $.01(a)(i)           $.39              $.40
December 31, 2003                          20.87            .04(a)              5.14              5.18
December 31, 2002                          28.56            .06(a)             (7.60)            (7.54)
December 31, 2001                          48.64            .13(a)            (10.61)           (10.48)
December 31, 2000                          66.11            .01(a)             (8.99)            (8.98)
December 31, 1999                          45.81           (.10)(a)            24.62             24.52
-------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
                                         Less Distributions:
                                                                 From
                                               From               Net              From
                                                Net          Realized            Return
                                         Investment           Gain on                of
Period ended                                 Income       Investments           Capital
-----------------------------------------------------------------------------------------
Putnam VT
Utilities Growth and Income
Fund
June 30, 2004+                               $(.26)               $--               $--
December 31, 2003                             (.38)                --                --
December 31, 2002                             (.37)                --                --
December 31, 2001                             (.49)              (.85)               --
December 31, 2000                             (.56)             (1.01)               --
December 31, 1999                             (.50)              (.52)               --
-----------------------------------------------------------------------------------------
Putnam VT
Vista
Fund
June 30, 2004+                                 $--                $--               $--
December 31, 2003                               --                 --                --
December 31, 2002                               --                 --                --
December 31, 2001                               --              (1.76)               --(e)
December 31, 2000                               --               (.25)               --
December 31, 1999                               --              (1.63)               --
-----------------------------------------------------------------------------------------
Putnam VT
Voyager
Fund
June 30, 2004+                               $(.06)               $--               $--
December 31, 2003                             (.09)                --                --
December 31, 2002                             (.15)                --                --
December 31, 2001                               --              (9.60)               --
December 31, 2000                               --(e)           (8.49)               --
December 31, 1999                             (.05)             (4.17)               --
-----------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                                                 Total
                                                                            Investment
                                                                             Return at       Net Assets,
                                             Total  Net Asset Value,         Net Asset     End of Period
Period ended                         Distributions     End of Period    Value(%)(b)(c)    (in thousands)
---------------------------------------------------------------------------------------------------------
Putnam VT
Utilities Growth and Income
Fund
June 30, 2004+                              $(.26)            $11.45              2.83*          $50,310
December 31, 2003                            (.38)             11.39             24.82            48,653
December 31, 2002                            (.37)              9.52            (24.09)           39,574
December 31, 2001                           (1.34)             12.92            (22.28)           59,284
December 31, 2000                           (1.57)             18.09             17.45            48,543
December 31, 1999                           (1.02)             16.95             (0.79)           11,337
---------------------------------------------------------------------------------------------------------
Putnam VT
Vista
Fund
June 30, 2004+                                $--             $11.23              7.16*         $247,809
December 31, 2003                              --              10.48             33.16           240,752
December 31, 2002                              --               7.87            (30.60)          189,445
December 31, 2001                           (1.76)             11.34            (33.50)          293,140
December 31, 2000                            (.25)             19.60             (4.09)          297,024
December 31, 1999                           (1.63)             20.65             52.59            37,506
---------------------------------------------------------------------------------------------------------
Putnam VT
Voyager Fund
June 30, 2004+                              $(.06)            $26.30              1.56*         $520,787
December 31, 2003                            (.09)             25.96             24.91           509,892
December 31, 2002                            (.15)             20.87            (26.53)          362,402
December 31, 2001                           (9.60)             28.56            (22.41)          481,526
December 31, 2000                           (8.49)             48.64            (16.54)          485,116
December 31, 1999                           (4.22)             66.11             58.01           155,889
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
                                                         Ratio of Net
                                           Ratio of        Investment
                                           Expenses     Income (Loss)
                                     to Average Net        to Average         Portfolio
Period ended                        Assets(%)(b)(d)     Net Assets(%)       Turnover(%)
---------------------------------------------------------------------------------------
Putnam VT
Utilities Growth and Income
Fund
June 30, 2004+                                  .54(i)*          1.25(i)*         19.12*
December 31, 2003                              1.08              2.57             38.45
December 31, 2002                              1.04              2.99             42.68
December 31, 2001                               .95              2.23             93.13
December 31, 2000                               .87              2.68             28.88
December 31, 1999                               .86              2.77             26.16
---------------------------------------------------------------------------------------
Putnam VT
Vista
Fund
June 30, 2004+                                  .51(i)*          (.28)(i)*        45.82*
December 31, 2003                              1.01              (.46)            90.84
December 31, 2002                               .99              (.53)            78.14
December 31, 2001                               .89              (.39)           112.81
December 31, 2000                               .82              (.36)           104.60
December 31, 1999                               .90              (.42)           133.32
---------------------------------------------------------------------------------------
Putnam VT
Voyager Fund
June 30, 2004+                                  .44(i)*           .04(i)*         24.67*
December 31, 2003                               .87               .19             47.37
December 31, 2002                               .85               .26             90.52
December 31, 2001                               .79               .39            105.03
December 31, 2000                               .71               .02             92.54
December 31, 1999                               .72              (.21)            85.13
---------------------------------------------------------------------------------------

See page 228 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST

Notes to Financial Highlights

    + Unaudited.

    * Not annualized.

   ** For the period April 30, 1999 (commencement of operations) to
      December 31, 1999.

  *** For the period February 1, 2000 (commencement of operations) to
      December 31, 2000.

 **** For the period September 29, 2000 (commencement of operations) to
      December 31, 2000.

***** For the period May 1, 2003 (commencement of operations) to
      December 31, 2003.

  (a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) The charges and expenses at the insurance company separate account level are not reflected.

  (c) Total return assumes dividend reinvestment.

  (d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements (Note 2).

  (e) Amount represents less than $0.01 per share.

  (f) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

  (g) Portfolio turnover excludes the impact of assets received from the acquired fund.

  (h) Amount represents less than $0.0001 per share.

  (i) Reflects an expense limitation in effect during the period. As a result of such limitation, the expenses of the following funds' class IA and class IB shares reflect a reduction of the following amounts based on average net assets (Notes 2 and 6).

                                                   6/30/04      12/31/03     12/31/02     12/31/01       12/31/00    12/31/99
                                                   --------     --------     --------     --------       --------    --------
Putnam VT American Government Income Fund          0.05%        --           --           --             0.19%       --
Putnam VT Capital Appreciation Fund                0.04%        --           --           --             --          --
Putnam VT Capital Opportunities Fund               0.28%        0.61%        --           --             --          --
Putnam VT Discovery Growth Fund                    0.03%        --           --           --             --          --
Putnam VT Diversified Income Fund                  0.01%        --           --           --             --          --
Putnam VT Equity Income Fund                       0.02%        0.18%        --           --             --          --
Putnam VT The George Putnam Fund of Boston        <0.01%        --           --           --             --          --
Putnam VT Global Asset Allocation Fund            <0.01%        --           --           --             --          --
Putnam VT Global Equity Fund                      <0.01%        --           --           --             --          --
Putnam VT Growth and Income Fund                  <0.01%        --           --           --             --          --
Putnam VT Growth Opportunities Fund               <0.01%        --           --           --             --          --
Putnam VT Health Sciences Fund                    <0.01%        --           --           --             --          --
Putnam VT High Yield Fund                         <0.01%        --           --           --             --          --
Putnam VT Income Fund                              0.01%        --           --           --             --          --
Putnam VT International Equity Fund               <0.01%        --           --           --             --          --
Putnam VT International Growth and Income Fund    <0.01%        --           --           --             --          --
Putnam VT International New Opportunities Fund    <0.01%        --           --           --             --          --
Putnam VT Investors Fund                          <0.01%        --           --           --             --          --
Putnam VT Mid Cap Value Fund                       0.05%        0.54%        --           --             --          --
Putnam VT Money Market Fund                        0.01%        --           --           --             --          --
Putnam VT New Opportunities Fund                  <0.01%        --           --           --             --          --
Putnam VT New Value Fund                          <0.01%        --           --           --             --          --
Putnam VT OTC & Emerging Growth Fund              <0.01%        --           --           --             --          0.53%
Putnam VT Research Fund                           <0.01%        --           --           --             --          0.54%
Putnam VT Small Cap Value Fund                    <0.01%        --           --           --             --          --
Putnam VT Utilities Growth and Income Fund        <0.01%        --           --           --             --          --
Putnam VT Vista Fund                              <0.01%        --           --           --             --          --
Putnam VT Voyager Fund                            <0.01%        --           --           --             --          --



PUTNAM VARIABLE TRUST

Notes to Financial Statements
June 30, 2004 (Unaudited)

NOTE 1
SIGNIFICANT
ACCOUNTING
POLICIES

Putnam Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company (except for Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund, which are non-diversified) which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of class IA shares and class IB shares of beneficial interest. The Trust currently offers the following twenty-eight funds: Putnam VT American Government Income Fund, Putnam VT Capital Appreciation Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Equity Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Growth Opportunities Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Mid Cap Value Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT Small Cap Value Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund. Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund each concentrate their investments in one sector which involves more risk than a fund that invests more broadly. Putnam VT Diversified Income Fund, Putnam VT High Yield Fund and Putnam VT Income Fund invest in higher yielding, lower rated bonds that have a higher rate of default due to the nature of their investments.

Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee.

Expenses of each fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of that fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation For all funds other than Putnam VT Money Market Fund, investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. See sections F, G, H, I, J, K and L with respect to the valuation of forward currency contracts, futures and options contracts, total return swap contracts, interest rate swap contracts, credit default contracts and TBA purchase and sale commitments.

The valuation of Putnam VT Money Market Fund's portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Joint trading account Each fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the Trust's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements Each fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis. The premium in excess of call price, if any, is amortized to the call date; thereafter, any remaining premium is amortized to maturity.

E) Foreign currency translation The accounting records of each fund of the Trust are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

Funds of the Trust may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gain earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the six months ended June 30, 2004, Putnam VT Global Asset Allocation Fund and Putnam VT Global Equity Fund had these taxes imposed upon them.

F) Forward currency contracts Each fund, except for Putnam VT Money Market Fund, may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio for each fund of the Trust.

G) Futures and options contracts During the six months ended June 30, 2004, Putnam VT American Government Income Fund, Putnam VT Capital Appreciation Fund, Putnam VT Discovery Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT Income Fund, Putnam VT Investors Fund, Putnam VT New Opportunities Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund used futures contracts and/or options contracts to hedge against changes in the values of securities that each fund owns, owned or expects to purchase. Each fund may also write options on securities they own or in which they may invest to increase their current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio for each fund of the Trust.

H) Total return swap contracts During the six months ended June 30, 2004, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT High Yield Fund and Putnam VT Income Fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio for each fund of the Trust.

I) Interest rate swap contracts During the six months ended June 30, 2004, Putnam VT American Government Income Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT High Yield Fund and Putnam VT Income Fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio for each fund of the Trust.

J) Credit default contracts During the six months ended June 30, 2004, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund and Putnam VT Income Fund entered into credit default contracts where one party, the protection buyer, makes an upfront payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. The risk of loss may exceed the fair value of these contracts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio for each fund of the Trust.

K) TBA purchase commitments Each fund, except for Putnam VT Money Market Fund, may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

L) TBA sale commitments Each fund, except for Putnam VT Money Market Fund, may enter into TBA sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio for each fund of the Trust.

M) Security lending During the six months ended June 30, 2004, each fund except Putnam VT American Government Income Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Equity Income Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT Mid Cap Value Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund and Putnam VT OTC & Emerging Growth Fund, lent securities, through their agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At June 30, 2004, the value of securities loaned and the cash collateral received by the funds, which is pooled with collateral of other Putnam funds into 29 issuers of high-grade short-term investments, amounted to the following:

                                           Loaned Amount  Cash Collateral
-------------------------------------------------------------------------
Putnam VT Capital
Appreciation Fund                             $4,720,426       $4,875,619

Putnam VT Diversified
Income Fund                                       53,623           61,643

Putnam VT The George
Putnam Fund of Boston                         14,040,805       14,478,243

Putnam VT Global Asset
Allocation Fund                                6,934,207        7,193,937

Putnam VT Global Equity Fund                  37,230,116       38,237,401

Putnam VT Growth and
Income Fund                                  107,996,618      111,567,532

Putnam VT Growth
Opportunities Fund                                35,740           36,482

Putnam VT Health Sciences Fund                20,606,905       21,165,606

Putnam VT High Yield Fund                      1,557,095        1,591,047

Putnam VT International
Equity Fund                                    8,665,259        8,929,344

Putnam VT Investors Fund                      58,812,322       60,617,592

Putnam VT New Value Fund                       4,743,604        5,050,800

Putnam VT Research Fund                        1,682,196        1,739,650

Putnam VT Small Cap Value Fund                97,003,753       99,830,604

Putnam VT Utilities Growth and
Income Fund                                   57,768,758       59,766,570

Putnam VT Vista Fund                          91,334,257       93,632,418

Putnam VT Voyager Fund                       143,882,368      148,148,274

N) Federal taxes Each fund of the Trust is created as a separate entity for federal income tax purposes. It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986 (the "Code"), as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At December 31, 2003, the following funds had capital loss carryovers, which will expire on the following dates:

                                    Loss Carryover        Expiration Date
--------------------------------------------------------------------------
Putnam VT Capital
Appreciation Fund                     $1,429,036         December 31, 2009
                                       3,677,066         December 31, 2010
Putnam VT Discovery
Growth Fund                            1,177,409         December 31, 2007
                                       3,089,761         December 31, 2008
                                       3,833,698         December 31, 2009
                                       6,200,828         December 31, 2010
Putnam VT Diversified
Income Fund                           14,041,182         December 31, 2006
                                      29,253,857         December 31, 2007
                                      17,509,545         December 31, 2008
                                      35,797,191         December 31, 2009
                                      39,497,485         December 31, 2010
Putnam VT The George
Putnam Fund of Boston                  7,099,746         December 31, 2008
                                      27,479,863         December 31, 2010
                                       8,914,075         December 31, 2011
Putnam VT Global Asset
Allocation Fund                       37,368,249         December 31, 2009
                                      66,084,293         December 31, 2010
                                       6,244,093         December 31, 2011
Putnam VT Global Equity Fund         766,368,379         December 31, 2009
                                     194,434,404         December 31, 2010
                                       1,895,219         December 31, 2011
Putnam VT Growth and
Income Fund                          428,271,825         December 31, 2010
                                     257,559,940         December 31, 2011
Putnam VT Growth
Opportunities Fund                     9,528,605         December 31, 2008
                                      61,617,837         December 31, 2009
                                      26,053,370         December 31, 2010
                                       4,350,359         December 31, 2011
Putnam VT Health
Sciences Fund                          1,006,008         December 31, 2006
                                      15,597,681         December 31, 2007
                                      13,938,586         December 31, 2009
                                      43,198,692         December 31, 2010
                                      14,247,714         December 31, 2011
Putnam VT High Yield Fund             16,523,488         December 31, 2006
                                      60,939,752         December 31, 2007
                                      69,810,807         December 31, 2008
                                      88,127,331         December 31, 2009
                                     116,537,335         December 31, 2010
                                      16,826,743         December 31, 2011
Putnam VT Income Fund                 12,433,782         December 31, 2008
Putnam VT International
Equity Fund                           13,861,556         December 31, 2008
                                      92,019,473         December 31, 2009
                                      99,176,725         December 31, 2010
                                      72,711,365         December 31, 2011
Putnam VT International
Growth and Income Fund                63,461,412         December 31, 2009
                                      21,014,713         December 31, 2010
Putnam VT International
New Opportunities Fund                61,352,660         December 31, 2008
                                     135,534,785         December 31, 2009
                                      37,566,266         December 31, 2010
Putnam VT Investors Fund               7,396,258         December 31, 2006
                                       7,089,704         December 31, 2007
                                     120,473,966         December 31, 2008
                                     245,199,480         December 31, 2009
                                     109,246,178         December 31, 2010
Putnam VT New
Opportunities Fund                   879,653,600         December 31, 2009
                                     625,131,957         December 31, 2010
                                      74,081,080         December 31, 2011
Putnam VT New Value Fund              40,730,950         December 31, 2010
                                      10,387,701         December 31, 2011
Putnam VT OTC &
Emerging Growth Fund                 128,188,308         December 31, 2008
                                     207,253,292         December 31, 2009
                                      46,156,491         December 31, 2010
Putnam VT Research Fund               62,409,784         December 31, 2009
                                      50,685,433         December 31, 2010
                                       2,734,369         December 31, 2011
Putnam VT Small Cap
Value Fund                            26,652,091         December 31, 2010

Putnam VT Utilities Growth
and Income Fund                       38,340,420         December 31, 2009
                                      90,436,035         December 31, 2010
                                      44,040,714         December 31, 2011
Putnam VT Vista Fund                 363,129,373         December 31, 2009
                                     161,305,547         December 31, 2010
                                      23,278,091         December 31, 2011
Putnam VT Voyager Fund               539,958,363         December 31, 2009
                                   1,042,501,471         December 31, 2010
                                     236,222,585         December 31, 2011

These capital loss carryovers, available to the extent allowed by the Code, may be used to offset future net capital gains, if any.

At June 30, 2004, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate identified cost on a tax basis was as follows for each fund of the Trust:


                                                                                       Net         Cost for
                                                                                Unrealized           Federal
                                              Unrealized      Unrealized     Appreciation/        Income Tax
                                            Appreciation    Depreciation      Depreciation          Purposes
------------------------------------------------------------------------------------------------------------
Putnam VT American Government Fund            $1,710,030     $(2,493,169)        $(783,139)     $360,206,221
Putnam VT Capital Appreciation Fund            5,611,992      (1,092,589)        4,519,403        46,727,725
Putnam VT Capital Opportunities Fund           1,480,732        (502,279)          978,453        13,380,798
Putnam VT Discovery Growth Fund                9,945,575      (1,620,118)        8,325,457        45,351,480
Putnam VT Diversified Income Fund             22,273,897     (29,467,902)       (7,194,005)      575,608,428
Putnam VT Equity Income Fund                   7,388,371      (1,299,915)        6,088,456        91,726,715
Putnam VT The George Putnam Fund of Boston    69,649,404     (11,269,098)       58,380,306       730,829,532
Putnam VT Global Asset Allocation Fund        36,600,656      (8,613,916)       27,986,740       422,584,150
Putnam VT Global Equity Fund                  62,606,065     (19,953,994)       42,652,071       672,623,145
Putnam VT Growth and Income Fund           1,079,832,439    (116,570,202)      963,262,237     4,648,860,478
Putnam VT Growth Opportunities Fund            6,709,030      (2,709,579)        3,999,451        68,720,817
Putnam VT Health Sciences Fund                53,747,356     (10,396,976)       43,350,380       318,033,761
Putnam VT High Yield Fund                     32,362,321     (58,994,505)      (26,632,184)      702,166,820
Putnam VT Income Fund                         13,673,330     (15,923,332)      (2,250,002)     1,152,045,684
Putnam VT International Equity Fund          120,320,091     (27,079,558)       93,240,533       831,274,847
Putnam VT International Growth and Income     41,055,033      (7,241,455)       33,813,578       265,093,252
Putnam VT International New Opportunities     36,526,984      (2,994,136)       33,532,848       190,754,712
Putnam VT Investors Fund                      72,432,369     (10,195,333)       62,237,036       551,502,793
Putnam VT Mid Cap Value Fund                   3,180,896        (881,217)        2,299,679        32,611,345
Putnam VT Money Market Fund *                         --              --                --       454,556,928
Putnam VT New Opportunities Fund             285,424,014     (79,574,233)      205,849,781     1,672,106,960
Putnam VT New Value Fund                     110,138,432      (5,453,239)      104,685,193       480,414,041
Putnam VT OTC & Emerging Growth Fund          18,744,444      (8,431,860)       10,312,584       101,260,053
Putnam VT Research Fund                       16,813,879      (5,404,043)       11,409,836       236,621,822
Putnam VT Small Cap Value Fund               201,409,783     (24,147,787)      177,261,996       624,782,654
Putnam VT Utilities Growth and Income Fund    83,059,200      (5,553,226)       77,505,974       360,123,253
Putnam VT Vista Fund                         102,049,696     (17,047,255)       85,002,441       515,125,022
Putnam VT Voyager Fund                       469,891,123     (51,907,530)      417,983,593     2,817,336,764

* For Putnam VT Money Market Fund, the aggregate identified cost on a financial reporting and tax basis is the same.


O) Distributions to shareholders For Putnam VT Money Market Fund, income dividends are recorded daily by the fund and are paid monthly to shareholders. For all other funds, distributions to shareholders from net investment income are recorded by each fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

P) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Q) Beneficial interest At June 30, 2004, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of each fund. From 40.5% to 91.6% of each fund is owned by accounts of one group of insurance companies.


NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS

Putnam Management is paid for management and investment advisory services quarterly by each fund, except for Putnam VT Capital Appreciation Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund, each of which pays monthly, based on the average net assets of each fund. The following summarizes the annual management fee rates in effect at June 30, 2004:



Fund                                              Fee Rate
---------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund                      0.80% of the first $500 million of average net assets,
Putnam VT International Equity Fund               0.70% of the next $500 million,
Putnam VT International Growth and Income Fund    0.65% of the next $500 million,
Putnam VT Small Cap Value Fund                    0.60% of the next $5 billion,
                                                  0.575% of the next $5 billion,
                                                  0.555% of the next $5 billion,
                                                  0.54% of the next $5 billion,
                                                  and 0.53% thereafter.
---------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                       0.45% of first $500 million of average net assets,
                                                  0.35% of the next $500 million,
                                                  0.30% of the next $500 million,
                                                  0.25% of the next $5 billion,
                                                  0.225% of the next $5 billion,
                                                  0.205% of the next $5 billion,
                                                  0.19% of the next $5 billion,
                                                  and 0.18% thereafter.
---------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund              0.65% of first $500 million of average net assets,
Putnam VT Equity Income Fund                      0.55% of the next $500 million,
Putnam VT The George Putnam Fund of Boston        0.50% of the next $500 million,
Putnam VT Growth and Income Fund                  0.45% of the next $5 billion,
Putnam VT Income Fund                             0.425% of the next $5 billion,
Putnam VT Investors Fund                          0.405% of the next $5 billion,
Putnam VT Research Fund                           0.39% of the next $5 billion,
Putnam VT Vista Fund                              and 0.38% thereafter.
---------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                 0.70% of first $500 million of average net assets,
Putnam VT Global Asset Allocation Fund            0.60% of the next $500 million,
Putnam VT Health Sciences Fund                    0.55% of the next $500 million,
Putnam VT High Yield Fund                         0.50% of the next $5 billion,
Putnam VT Mid Cap Value Fund                      0.475% of the next $5 billion,
Putnam VT New Opportunities Fund                  0.455% of the next $5 billion,
Putnam VT New Value Fund                          0.44% of the next $5 billion,
Putnam VT OTC & Emerging Growth Fund              and 0.43% thereafter.
Putnam VT Utilities Growth and Income Fund
Putnam VT Voyager Fund
---------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund    1.00% of the first $500 million of average net assets,
                                                  0.90% of the next $500 million,
                                                  0.85% of the next $500 million,
                                                  0.80% of the next $5 billion,
                                                  0.775% of the next $5 billion,
                                                  0.755% of the next $5 billion,
                                                  0.74% of the next $5 billion,
                                                  and 0.73% thereafter.
---------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund         0.65% of the first $500 million of average net assets,
                                                  0.55% of the next $500 million,
                                                  0.50% of the next $500 million,
                                                  0.45% of the next $5 billion,
                                                  0.425% of the next $5 billion,
                                                  0.405% of the next $5 billion,
                                                  0.39% of the next $5 billion,
                                                  0.38% of the next $5 billion,
                                                  0.37% of the next $5 billion,
                                                  0.36% of the next $5 billion,
                                                  0.35% of the next $5 billion,
                                                  and 0.34% thereafter.
---------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund               0.70% of the first $500 million of average net assets,
                                                  0.60% of the next $500 million,
                                                  0.55% of the next $500 million,
                                                  0.50% of the next $5 billion,
                                                  0.475% of the next $5 billion,
                                                  0.455% of the next $5 billion,
                                                  0.44% of the next $5 billion,
                                                  0.43% of the next $5 billion,
                                                  and 0.42% thereafter.
---------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund               0.65% of the first $500 million of average net assets,
                                                  0.55% of the next $500 million,
                                                  0.50% of the next $500 million,
                                                  0.45% of the next $5 billion,
                                                  0.425% of the next $5 billion,
                                                  0.405% of the next $5 billion,
                                                  0.39% of the next $5 billion,
                                                  0.38% of the next $5 billion,
                                                  0.37% of the next $5 billion,
                                                  0.36% of the next $5 billion,
                                                  0.35% of the next $5 billion,
                                                  0.34% of the next $5 billion,
                                                  0.33% of the next $8.5 billion,
                                                  and 0.32% thereafter.
---------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund                   0.70% of the first $500 million of average net assets,
                                                  0.60% of the next $500 million,
                                                  0.55% of the next $500 million,
                                                  0.50% of the next $5 billion,
                                                  0.475% of the next $5 billion,
                                                  0.455% of the next $5 billion,
                                                  0.44% of the next $5 billion,
                                                  0.43% of the next $5 billion,
                                                  0.42% of the next $5 billion,
                                                  0.41% of the next $5 billion,
                                                  0.40% of the next $5 billion,
                                                  0.39% of the next $5 billion,
                                                  0.38% of the next $8.5 billion,
                                                  and 0.37% thereafter.
---------------------------------------------------------------------------------------------------------

Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its average net assets exceed the average expense ratio for that fund's Lipper peer group of funds underlying variable insurance products. At June 30, 2004, the funds of the Trust that exceeded their Lipper peer group limit, and the amount of its management fee that Putnam Management waived on each fund for exceeding that limit, was as follows:

Putnam VT American Government Income Fund                      $148,565
Putnam VT Capital Appreciation Fund                              19,959
Putnam VT Capital Opportunities Fund                             35,510
Putnam VT Discovery Growth Fund                                  18,617
Putnam VT Diversified Income Fund                                49,914
Putnam VT Equity Income Fund                                     18,262
Putnam VT Growth Opportunities Fund                               3,667
Putnam VT Income Fund                                            79,763
Putnam VT International New Opportunities Fund                   10,762
Putnam VT Mid Cap Value Fund                                     13,641
Putnam VT Money Market Fund                                      27,579

The funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Trust and their staff who provide administrative services to the Trust or funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for each fund's assets are provided by Putnam
Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of Putnam VT Discovery Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Growth Opportunities Fund, Putnam VT New Opportunities Fund and Putnam VT Vista Fund to the extent permitted by each fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by that fund. At June 30, 2004, the payable to the subcustodian bank on each of these funds represents the amount due for cash advanced for the settlement of a security purchased.

The funds have entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the funds' expenses. Certain funds also reduced expenses through brokerage service arrangements. For the six months ended June 30, 2004, the funds' expenses were reduced by the following amounts under these arrangements:

Putnam VT American Government Income Fund                          $6,119
Putnam VT Capital Appreciation Fund                                12,113
Putnam VT Capital Opportunities Fund                                   --
Putnam VT Discovery Growth Fund                                    11,074
Putnam VT Diversified Income Fund                                   1,872
Putnam VT Equity Income Fund                                          425
Putnam VT The George Putnam Fund of Boston                         80,490
Putnam VT Global Asset Allocation Fund                             86,919
Putnam VT Global Equity Fund                                      302,151
Putnam VT Growth and Income Fund                                  571,454
Putnam VT Growth Opportunities Fund                                 8,357
Putnam VT Health Sciences Fund                                     47,186
Putnam VT High Yield Fund                                              --
Putnam VT Income Fund                                              26,600
Putnam VT International Equity Fund                               287,366
Putnam VT International Growth and Income Fund                    121,845
Putnam VT International New Opportunities Fund                    158,101
Putnam VT Investors Fund                                           89,722
Putnam VT Mid Cap Value Fund                                           --
Putnam VT Money Market Fund                                         1,207
Putnam VT New Opportunities Fund                                  450,934
Putnam VT New Value Fund                                           50,781
Putnam VT OTC & Emerging Growth Fund                               26,538
Putnam VT Research Fund                                            34,979
Putnam VT Small Cap Value Fund                                     76,721
Putnam VT Utilities Growth and Income Fund                         69,507
Putnam VT Vista Fund                                               67,885
Putnam VT Voyager Fund                                            388,916

Each independent Trustee of the funds receives an annual Trustee fee, of which $33,830, as a quarterly retainer, has been allocated to the Trust, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

Each fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of each fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for each fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities.

Each fund has adopted a distribution plan (the "Plan") with respect to its class IB shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by each fund to Putnam Retail Management at an annual rate of up to 0.35% of the average net assets of that fund's class IB shares. The Trustees have approved payment by each fund at an annual rate of 0.25% of the average net assets of class IB shares.

NOTE 3
PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 2004, cost of purchases and proceeds from sales of investment securities (other than short-term investments) were as follows:

                                                                      U.S. Government
                                                                         Securities                 Other Securities
-------------------------------------------------------------------------------------------------------------------------
                                                                Purchases           Sales       Purchases           Sales
-------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund                     $36,234,329    $101,828,193    $317,619,472    $368,661,566
Putnam VT Capital Appreciation Fund                                    --              --      24,929,500      23,996,784
Putnam VT Capital Opportunities Fund                                   --              --      13,497,722      10,495,606
Putnam VT Discovery Growth Fund                                        --              --      19,419,747      22,797,992
Putnam VT Diversified Income Fund                              35,645,898              --     126,382,644     251,428,481
Putnam VT Equity Income Fund                                           --              --      80,806,152      47,145,900
Putnam VT The George Putnam Fund of Boston                     15,720,989      15,341,259     771,989,076     742,898,512
Putnam VT Global Asset Allocation Fund                          4,829,051       4,678,397     297,456,744     310,283,350
Putnam VT Global Equity Fund                                           --              --     266,558,393     347,906,370
Putnam VT Growth and Income Fund                                       --              --     838,290,876   1,262,717,654
Putnam VT Growth Opportunities Fund                                    --              --      19,235,529      22,250,882
Putnam VT Health Sciences Fund                                         --              --      93,509,380     115,256,087
Putnam VT High Yield Fund                                              --              --     173,034,326     229,629,079
Putnam VT Income Fund                                          30,495,084      29,117,531   1,436,972,164   1,333,556,268
Putnam VT International Equity Fund                                    --              --     297,128,233     330,541,655
Putnam VT International Growth and Income Fund                         --              --     105,897,567     109,292,574
Putnam VT International New Opportunities Fund                         --              --     130,143,118     152,878,578
Putnam VT Investors Fund                                               --              --     192,251,653     223,871,730
Putnam VT Mid Cap Value Fund                                           --              --      37,285,276      26,320,724
Putnam VT New Opportunities Fund                                       --              --     876,487,076   1,073,341,587
Putnam VT New Value Fund                                               --              --     147,232,654     152,751,828
Putnam VT OTC & Emerging Growth Fund                                   --              --      41,097,260      52,685,432
Putnam VT Research Fund                                                --              --     111,158,878     119,465,197
Putnam VT Small Cap Value Fund                                         --              --     146,026,453     141,477,253
Putnam VT Utilities Growth and Income Fund                             --              --      73,449,272     101,671,376
Putnam VT Vista Fund                                                   --              --     227,563,545     260,932,007
Putnam VT Voyager Fund                                                 --              --     787,554,092   1,077,978,324


Putnam VT Money Market Fund: Cost of purchases and proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $1,520,582,994 and $1,647,846,365, respectively.

Written option transactions during the period are summarized as follows:


Putnam VT Capital Appreciation Fund
-------------------------------------------------------------------------------------------
                                                                 Contract        Premiums
                                                                  Amounts        Received
-------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                     --             $--
-------------------------------------------------------------------------------------------
Options opened                                                      9,122          15,344
Options exercised                                                      --              --
Options expired                                                        --              --
Options closed                                                     (9,122)        (15,344)
-------------------------------------------------------------------------------------------
Written options outstanding at end of period                           --             $--
-------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
-------------------------------------------------------------------------------------------
                                                                 Contract        Premiums
                                                                  Amounts        Received
-------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                     --             $--
-------------------------------------------------------------------------------------------
Options opened                                                      6,761           8,348
Options exercised                                                  (4,228)         (6,506)
Options expired                                                        --              --
Options closed                                                     (2,533)         (1,842)
-------------------------------------------------------------------------------------------
Written options outstanding at end of period                           --             $--
-------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
-------------------------------------------------------------------------------------------
                                                                 Contract        Premiums
                                                                  Amounts        Received
-------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                     --             $--
-------------------------------------------------------------------------------------------
Options opened                                                     42,587           8,943
Options exercised                                                      --              --
Options expired                                                   (42,587)         (8,943)
Options closed                                                         --              --
-------------------------------------------------------------------------------------------
Written options outstanding at end of period                           --             $--
-------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
-------------------------------------------------------------------------------------------
                                                                 Contract        Premiums
                                                                  Amounts        Received
-------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                     --             $--
-------------------------------------------------------------------------------------------
Options opened                                                      3,796           5,207
Options exercised                                                  (3,198)         (4,921)
Options expired                                                      (598)           (286)
Options closed                                                         --              --
-------------------------------------------------------------------------------------------
Written options outstanding at end of period                           --             $--
-------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
-------------------------------------------------------------------------------------------
                                                                 Contract        Premiums
                                                                  Amounts        Received
-------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                     --             $--
-------------------------------------------------------------------------------------------
Options opened                                                    186,049          48,968
Options exercised                                                (186,049)        (48,968)
Options expired                                                        --              --
Options closed                                                         --              --
-------------------------------------------------------------------------------------------
Written options outstanding at end of period                           --             $--
-------------------------------------------------------------------------------------------
Putnam VT Investors Fund
-------------------------------------------------------------------------------------------
                                                                 Contract        Premiums
                                                                  Amounts        Received
-------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                     --             $--
-------------------------------------------------------------------------------------------
Options opened                                                    329,391         176,911
Options exercised                                                 (62,007)        (29,471)
Options expired                                                   (90,427)        (41,010)
Options closed                                                   (153,427)        (98,150)
-------------------------------------------------------------------------------------------
Written options outstanding at end of period                       23,530          $8,280
-------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
-------------------------------------------------------------------------------------------
                                                                 Contract        Premiums
                                                                  Amounts        Received
-------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                     --             $--
-------------------------------------------------------------------------------------------
Options opened                                                     20,596          25,313
Options exercised                                                 (12,736)        (19,598)
Options expired                                                        --              --
Options closed                                                     (7,860)         (5,715)
-------------------------------------------------------------------------------------------
Written options outstanding at end of period                           --             $--
-------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
-------------------------------------------------------------------------------------------
                                                                 Contract        Premiums
                                                                  Amounts        Received
-------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                     --             $--
-------------------------------------------------------------------------------------------
Options opened                                                    661,234         285,440
Options exercised                                                (220,687)        (54,083)
Options expired                                                  (192,738)        (81,021)
Options closed                                                   (117,408)        (85,367)
-------------------------------------------------------------------------------------------
Written options outstanding at end of period                      130,401         $64,969
-------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
-------------------------------------------------------------------------------------------
                                                                 Contract        Premiums
                                                                  Amounts        Received
-------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                     --             $--
-------------------------------------------------------------------------------------------
Options opened                                                    426,054         169,747
Options exercised                                                      --              --
Options expired                                                        --              --
Options closed                                                         --              --
-------------------------------------------------------------------------------------------
Written options outstanding at end of period                      426,054        $169,747
-------------------------------------------------------------------------------------------



NOTE 4
CAPITAL SHARES

At June 30, 2004, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:



                                                                  Six months ended June 30        Year ended December 31
-------------------------------------------------------------------------------------------------------------------------
Class IA                                                                    2004                           2003
-------------------------------------------------------------------------------------------------------------------------
                                                                   Shares          Amount          Shares          Amount
-------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
Shares sold                                                       153,782      $1,894,886       2,965,993     $36,668,093
Shares issued in connection with reinvestment of distributions    894,263      10,453,941       1,335,494      15,959,150
..........................................................................................................................
                                                                1,048,045      12,348,827       4,301,487      52,627,243
Shares repurchased                                             (5,177,274)    (61,583,800)    (16,942,890)   (203,461,884)
..........................................................................................................................
Net decrease                                                   (4,129,229)   $(49,234,973)    (12,641,403)  $(150,834,641)
..........................................................................................................................
Putnam VT Capital Appreciation Fund
Shares sold                                                       620,740      $4,817,069       1,763,795     $12,144,049
Shares issued in connection with reinvestment of distributions         --              --              --              --
..........................................................................................................................
                                                                  620,740       4,817,069       1,763,795      12,144,049
Shares repurchased                                               (583,787)     (4,477,284)       (926,109)     (6,090,427)
..........................................................................................................................
Net increase                                                       36,953        $339,785         837,686      $6,053,622
..........................................................................................................................
Putnam VT Discovery Growth Fund
Shares sold                                                       376,212      $1,794,249       2,158,479      $9,207,514
Shares issued in connection with reinvestment of distributions         --              --              --              --
..........................................................................................................................
                                                                  376,212       1,794,249       2,158,479       9,207,514
Shares repurchased                                               (755,756)     (3,566,463)     (1,410,425)     (5,632,350)
..........................................................................................................................
Net increase (decrease)                                          (379,544)    $(1,772,214)        748,054      $3,575,164
..........................................................................................................................
Putnam VT Diversified Income Fund
Shares sold                                                       299,249      $2,797,759       2,315,831     $20,084,135
Shares issued in connection with reinvestment of distributions  4,694,920      40,845,808       5,215,879      42,039,989
..........................................................................................................................
                                                                4,994,169      43,643,567       7,531,710      62,124,124
Shares repurchased                                             (4,864,005)    (43,752,005)    (10,893,155)    (95,968,662)
..........................................................................................................................
Net increase (decrease)                                           130,164       $(108,438)     (3,361,445)   $(33,844,538)
..........................................................................................................................
Putnam VT The George Putnam Fund of Boston
Shares sold                                                       588,524      $6,452,245       3,444,833     $33,562,315
Shares issued in connection with reinvestment of distributions    878,518       9,628,562       1,248,454      11,398,383
..........................................................................................................................
                                                                1,467,042      16,080,807       4,693,287      44,960,698
Shares repurchased                                             (2,858,975)    (31,286,827)     (5,770,862)    (58,278,713)
..........................................................................................................................
Net decrease                                                   (1,391,933)   $(15,206,020)     (1,077,575)   $(13,318,015)
..........................................................................................................................
Putnam VT Global Asset Allocation Fund
Shares sold                                                       173,381      $2,302,278         338,562      $4,139,694
Shares issued in connection with reinvestment of distributions    935,200      12,503,617       1,601,346      17,438,656
..........................................................................................................................
                                                                1,108,581      14,805,895       1,939,908      21,578,350
Shares repurchased                                             (3,086,221)    (41,611,372)     (7,662,418)    (93,325,362)
..........................................................................................................................
Net decrease                                                   (1,977,640)   $(26,805,477)     (5,722,510)   $(71,747,012)
..........................................................................................................................
Putnam VT Global Equity Fund
Shares sold                                                       214,221      $1,996,592         862,837      $6,933,029
Shares issued in connection with reinvestment of distributions  1,526,259      14,270,519       1,205,053       8,218,463
..........................................................................................................................
                                                                1,740,480      16,267,111       2,067,890      15,151,492
Shares repurchased                                             (7,858,502)    (73,720,071)    (20,603,565)   (162,342,144)
..........................................................................................................................
Net decrease                                                   (6,118,022)   $(57,452,960)    (18,535,675)  $(147,190,652)
..........................................................................................................................
Putnam VT Growth and Income Fund
Shares sold                                                       324,951      $7,666,792       1,356,555     $26,657,348
Shares issued in connection with reinvestment of distributions  3,610,769      85,070,162       5,629,302      99,132,003
..........................................................................................................................
                                                                3,935,720      92,736,954       6,985,857     125,789,351
Shares repurchased                                            (19,923,394)   (471,387,126)    (47,694,324)   (958,362,393)
..........................................................................................................................
Net decrease                                                  (15,987,674)  $(378,650,172)    (40,708,467)  $(832,573,042)
..........................................................................................................................
Putnam VT Growth Opportunities Fund
Shares sold                                                       558,830      $2,589,831       2,591,779     $10,637,390
Shares issued in connection with reinvestment of distributions     10,484          48,224              --              --
..........................................................................................................................
                                                                  569,314       2,638,055       2,591,779      10,637,390
Shares repurchased                                             (1,297,664)     (5,981,658)     (2,878,115)    (11,853,822)
..........................................................................................................................
Net decrease                                                     (728,350)    $(3,343,603)       (286,336)    $(1,216,432)
..........................................................................................................................
Putnam VT Health Sciences Fund
Shares sold                                                       148,996      $1,685,846         560,559      $5,583,595
Shares issued in connection with reinvestment of distributions     67,630         741,222         176,568       1,677,393
..........................................................................................................................
                                                                  216,626       2,427,068         737,127       7,260,988
Shares repurchased                                             (1,851,362)    (20,858,704)     (5,309,732)    (53,051,314)
..........................................................................................................................
Net decrease                                                   (1,634,736)   $(18,431,636)     (4,572,605)   $(45,790,326)
..........................................................................................................................
Putnam VT High Yield Fund
Shares sold                                                     2,203,988     $17,225,527       9,158,946     $66,401,079
Shares issued in connection with reinvestment of distributions  6,477,492      48,322,088       9,245,261      61,388,535
..........................................................................................................................
                                                                8,681,480      65,547,615      18,404,207     127,789,614
Shares repurchased                                            (12,854,481)    (98,877,580)    (18,319,338)   (135,387,722)
..........................................................................................................................
Net increase (decrease)                                        (4,173,001)   $(33,329,965)         84,869     $(7,598,108)
..........................................................................................................................
Putnam VT Income Fund
Shares sold                                                       434,554      $5,619,807       2,335,405     $30,167,437
Shares issued in connection with reinvestment of distributions  2,394,636      30,507,662       3,528,353      44,069,130
..........................................................................................................................
                                                                2,829,190      36,127,469       5,863,758      74,236,567
Shares repurchased                                             (7,786,975)    (99,590,639)    (17,598,694)   (224,522,769)
..........................................................................................................................
Net decrease                                                   (4,957,785)   $(63,463,170)    (11,734,936)  $(150,286,202)
..........................................................................................................................
Putnam VT International Equity Fund
Shares sold                                                       480,906      $6,342,714       2,920,431     $30,181,458
Shares issued in connection with reinvestment of distributions    550,461       7,172,506         508,643       4,745,642
..........................................................................................................................
                                                                1,031,367      13,515,220       3,429,074      34,927,100
Shares repurchased                                             (3,712,713)    (48,516,083)    (11,468,107)   (123,561,045)
..........................................................................................................................
Net decrease                                                   (2,681,346)   $(35,000,863)     (8,039,033)   $(88,633,945)
..........................................................................................................................
Putnam VT International Growth and Income Fund
Shares sold                                                       701,033      $8,237,021       1,029,046      $9,036,426
Shares issued in connection with reinvestment of distributions    290,248       3,366,872         460,973       3,572,539
..........................................................................................................................
                                                                  991,281      11,603,893       1,490,019      12,608,965
Shares repurchased                                             (1,357,260)    (15,777,351)     (5,498,582)    (49,992,603)
..........................................................................................................................
Net decrease                                                     (365,979)    $(4,173,458)     (4,008,563)   $(37,383,638)
..........................................................................................................................
Putnam VT International New Opportunities Fund
Shares sold                                                       163,507      $1,862,706       1,237,849     $11,377,646
Shares issued in connection with reinvestment of distributions    102,055       1,153,219          68,510         540,542
..........................................................................................................................
                                                                  265,562       3,015,925       1,306,359      11,918,188
Shares repurchased                                             (1,200,199)    (13,372,699)     (3,422,308)    (31,554,929)
..........................................................................................................................
Net decrease                                                     (934,637)   $(10,356,774)     (2,115,949)   $(19,636,741)
..........................................................................................................................
Putnam VT Investors Fund
Shares sold                                                       138,246      $1,260,682         745,936      $5,642,956
Shares issued in connection with reinvestment of distributions    256,282       2,327,042         351,494       2,400,705
..........................................................................................................................
                                                                  394,528       3,587,724       1,097,430       8,043,661
Shares repurchased                                             (3,711,205)    (33,729,963)     (9,901,108)    (75,990,522)
..........................................................................................................................
Net decrease                                                   (3,316,677)   $(30,142,239)     (8,803,678)   $(67,946,861)
..........................................................................................................................
Putnam VT Money Market Fund ***
Shares sold                                                            --     $57,508,118              --    $174,582,640
Shares issued in connection with reinvestment of distributions         --       1,187,631              --       4,716,121
..........................................................................................................................
                                                                       --      58,695,749              --     179,298,761
Shares repurchased                                                     --    (173,983,939)             --    (515,810,987)
..........................................................................................................................
Net decrease                                                           --   $(115,288,190)             --   $(336,512,226)
..........................................................................................................................
Putnam VT New Opportunities Fund
Shares sold                                                       323,588      $5,108,204       2,028,098     $26,254,852
Shares issued in connection with reinvestment of distributions         --              --              --              --
..........................................................................................................................
                                                                  323,588       5,108,204       2,028,098      26,254,852
Shares repurchased                                            (11,576,439)   (182,974,612)    (26,951,416)   (357,352,444)
..........................................................................................................................
Net decrease                                                  (11,252,851)  $(177,866,408)    (24,923,318)  $(331,097,592)
..........................................................................................................................
Putnam VT New Value Fund
Shares sold                                                       675,351      $9,909,288       1,731,227     $20,657,336
Shares issued in connection with reinvestment of distributions    298,586       4,392,201         540,202       5,493,851
..........................................................................................................................
                                                                  973,937      14,301,489       2,271,429      26,151,187
Shares repurchased                                             (2,169,689)    (31,503,033)     (6,624,926)    (77,720,585)
..........................................................................................................................
Net decrease                                                   (1,195,752)   $(17,201,544)     (4,353,497)   $(51,569,398)
..........................................................................................................................
Putnam VT OTC & Emerging Growth Fund
Shares sold                                                       607,018      $3,477,835       4,116,496     $19,937,956
Shares issued in connection with reinvestment of distributions         --              --              --              --
..........................................................................................................................
                                                                  607,018       3,477,835       4,116,496      19,937,956
Shares repurchased                                             (1,781,631)    (10,089,615)     (5,992,640)    (28,877,456)
..........................................................................................................................
Net decrease                                                   (1,174,613)    $(6,611,780)     (1,876,144)    $(8,939,500)
..........................................................................................................................
Putnam VT Research Fund
Shares sold                                                        89,011        $960,182         339,441      $3,134,250
Shares issued in connection with reinvestment of distributions     18,096         194,535          85,549         700,646
..........................................................................................................................
                                                                  107,107       1,154,717         424,990       3,834,896
Shares repurchased                                             (1,342,167)    (14,392,045)     (3,278,336)    (29,717,823)
..........................................................................................................................
Net decrease                                                   (1,235,060)   $(13,237,328)     (2,853,346)   $(25,882,927)
..........................................................................................................................
Putnam VT Small Cap Value Fund
Shares sold                                                       945,307     $18,275,075       2,996,077     $43,661,079
Shares issued in connection with reinvestment of distributions     82,299       1,625,412         105,670       1,226,829
..........................................................................................................................
                                                                1,027,606      19,900,487       3,101,747      44,887,908
Shares repurchased                                             (1,387,822)    (26,320,754)     (4,801,800)    (65,089,883)
..........................................................................................................................
Net decrease                                                     (360,216)    $(6,420,267)     (1,700,053)   $(20,201,975)
..........................................................................................................................
Putnam VT Utilities Growth and Income Fund
Shares sold                                                       142,311      $1,649,528         566,716      $5,571,330
Shares issued in connection with reinvestment of distributions    733,558       8,479,930       1,612,283      14,252,581
..........................................................................................................................
                                                                  875,869      10,129,458       2,178,999      19,823,911
Shares repurchased                                             (3,243,618)    (37,399,177)     (8,469,440)    (84,371,513)
..........................................................................................................................
Net decrease                                                   (2,367,749)   $(27,269,719)     (6,290,441)   $(64,547,602)
..........................................................................................................................
Putnam VT Vista Fund
Shares sold                                                       350,502      $3,907,629       1,306,669     $12,054,356
Shares issued in connection with reinvestment of distributions         --              --              --              --
..........................................................................................................................
                                                                  350,502       3,907,629       1,306,669      12,054,356
Shares repurchased                                             (2,311,710)    (25,372,758)     (5,950,338)    (53,243,034)
..........................................................................................................................
Net decrease                                                   (1,961,208)   $(21,465,129)     (4,643,669)   $(41,188,678)
..........................................................................................................................
Putnam VT Voyager Fund
Shares sold                                                       213,414      $5,611,354       1,473,252     $33,303,592
Shares issued in connection with reinvestment of distributions    456,445      12,009,064         863,010      18,045,529
..........................................................................................................................
                                                                  669,859      17,620,418       2,336,262      51,349,121
Shares repurchased                                            (10,892,091)   (287,261,772)    (25,578,066)   (589,488,156)
..........................................................................................................................
Net decrease                                                  (10,222,232)  $(269,641,354)    (23,241,804)  $(538,139,035)
..........................................................................................................................

                                                                                              For the period May 1, 2003
                                                                                             (commencement of operations)
                                                                       Six months ended             to  December 31
-------------------------------------------------------------------------------------------------------------------------
Class IA                                                                    2004                            2003
-------------------------------------------------------------------------------------------------------------------------
                                                                   Shares          Amount          Shares          Amount
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
Shares sold                                                       288,747      $3,805,765         408,127      $4,830,682
Shares issued in connection with reinvestment of distributions      6,330          82,993           9,520         119,096
..........................................................................................................................
                                                                  295,077       3,888,758         417,647       4,949,778
Shares repurchased                                               (129,440)     (1,670,524)        (48,947)       (595,747)
..........................................................................................................................
Net increase                                                      165,637      $2,218,234         368,700      $4,354,031
..........................................................................................................................
Putnam VT Equity Income Fund
Shares sold                                                     1,785,267     $21,871,844       3,292,220     $36,154,213
Shares issued in connection with reinvestment of distributions      5,485          67,577          17,188         202,645
..........................................................................................................................
                                                                1,790,752      21,939,421       3,309,408      36,356,858
Shares repurchased                                               (112,588)     (1,368,382)       (171,187)     (1,860,868)
..........................................................................................................................
Net increase                                                    1,678,164     $20,571,039       3,138,221     $34,495,990
..........................................................................................................................
Putnam VT Mid Cap Value Fund
Shares sold                                                       830,127     $10,834,898       1,317,268     $15,265,081
Shares issued in connection with reinvestment of distributions      8,418         109,020          10,414         130,384
..........................................................................................................................
                                                                  838,545      10,943,918       1,327,682      15,395,465
Shares repurchased                                               (245,906)     (3,157,477)       (137,507)     (1,682,045
..........................................................................................................................
Net increase                                                      592,639      $7,786,441       1,190,175     $13,713,420
..........................................................................................................................

                                                                  Six months ended June 30        Year ended December 31
-------------------------------------------------------------------------------------------------------------------------
Class IB                                                                    2004                            2003
-------------------------------------------------------------------------------------------------------------------------
                                                                   Shares          Amount          Shares          Amount
-------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
Shares sold                                                       370,932      $4,415,101       2,619,100     $31,779,442
Shares issued in connection with reinvestment of distributions    454,395       5,298,243         541,837       6,453,280
..........................................................................................................................
                                                                  825,327       9,713,344       3,160,937      38,232,722
Shares repurchased                                             (1,605,399)    (18,816,060)     (7,577,961)    (90,109,652)
..........................................................................................................................
Net decrease                                                     (780,072)    $(9,102,716)     (4,417,024)   $(51,876,930)
..........................................................................................................................
Putnam VT Capital Appreciation Fund
Shares sold                                                       302,910      $2,329,090         792,549      $5,316,787
Shares issued in connection with reinvestment of distributions         --              --              --              --
..........................................................................................................................
                                                                  302,910       2,329,090         792,549       5,316,787
Shares repurchased                                               (275,756)     (2,080,091)       (421,332)     (2,778,057)
..........................................................................................................................
Net increase                                                       27,154        $248,999         371,217      $2,538,730
..........................................................................................................................
Putnam VT Discovery Growth Fund
Shares sold                                                       446,866      $2,110,627       3,047,714     $12,278,798
Shares issued in connection with reinvestment of distributions         --              --              --              --
..........................................................................................................................
                                                                  446,866       2,110,627       3,047,714      12,278,798
Shares repurchased                                               (684,995)     (3,230,513)     (2,335,778)     (9,287,580)
..........................................................................................................................
Net increase (decrease)                                          (238,129)    $(1,119,886)        711,936      $2,991,218
..........................................................................................................................
Putnam VT Diversified Income Fund
Shares sold                                                       940,090      $8,555,842       3,990,376     $34,493,762
Shares issued in connection with reinvestment of distributions  1,559,770      13,445,220       1,272,453      10,179,633
..........................................................................................................................
                                                                2,499,860      22,001,062       5,262,829      44,673,395
Shares repurchased                                             (1,095,192)     (9,665,621)     (2,060,602)    (17,985,984)
..........................................................................................................................
Net increase                                                    1,404,668     $12,335,441       3,202,227     $26,687,411
..........................................................................................................................
Putnam VT George Putnam Fund of Boston
Shares sold                                                     1,689,642     $18,508,129       5,521,757     $55,018,835
Shares issued in connection with reinvestment of distributions    462,012       5,049,784         502,181       4,574,872
..........................................................................................................................
                                                                2,151,654      23,557,913       6,023,938      59,593,707
Shares repurchased                                               (782,947)     (8,550,313)     (1,397,757)    (13,982,659)
..........................................................................................................................
Net increase                                                    1,368,707     $15,007,600       4,626,181     $45,611,048
..........................................................................................................................
Putnam VT Global Asset Allocation Fund
Shares sold                                                       425,796      $5,734,800       2,479,081     $29,531,618
Shares issued in connection with reinvestment of distributions     77,411       1,038,075          87,319         953,527
..........................................................................................................................
                                                                  503,207       6,772,875       2,566,400      30,485,145
Shares repurchased                                                (87,171)     (1,175,842)     (2,034,095)    (24,082,099)
..........................................................................................................................
Net increase                                                      416,036      $5,597,033         532,305      $6,403,046
..........................................................................................................................
Putnam VT Global Equity Fund
Shares sold                                                       122,177      $1,141,392       2,857,877     $20,774,821
Shares issued in connection with reinvestment of distributions    160,794       1,493,779          98,159         665,514
..........................................................................................................................
                                                                  282,971       2,635,171       2,956,036      21,440,335
Shares repurchased                                               (547,717)     (5,092,779)     (3,957,681)    (29,310,660)
..........................................................................................................................
Net decrease                                                     (264,746)    $(2,457,608)     (1,001,645)    $(7,870,325)
..........................................................................................................................
Putnam VT Growth and Income Fund
Shares sold                                                     1,489,180     $35,173,019       6,644,620    $133,378,178
Shares issued in connection with reinvestment of distributions    566,018      13,278,799         684,867      12,019,407
..........................................................................................................................
                                                                2,055,198      48,451,818       7,329,487     145,397,585
Shares repurchased                                             (2,192,858)    (51,478,894)     (4,549,416)    (91,653,417)
..........................................................................................................................
Net increase (decrease)                                          (137,660)    $(3,027,076)      2,780,071     $53,744,168
..........................................................................................................................
Putnam VT Growth Opportunities Fund
Shares sold                                                       528,248      $2,419,158       1,527,542      $6,197,293
Shares issued in connection with reinvestment of distributions         --              --              --              --
..........................................................................................................................
                                                                  528,248       2,419,158       1,527,542       6,197,293
Shares repurchased                                               (499,391)     (2,287,205)     (1,603,539)     (6,420,654)
..........................................................................................................................
Net increase (decrease)                                            28,857        $131,953         (75,997)      $(223,361)
..........................................................................................................................
Putnam VT Health Sciences Fund
Shares sold                                                     1,535,768     $17,211,038       4,360,889     $43,629,897
Shares issued in connection with reinvestment of distributions     27,811         303,308          75,586         715,041
..........................................................................................................................
                                                                1,563,579      17,514,346       4,436,475      44,344,938
Shares repurchased                                             (1,637,940)    (18,329,895)     (2,617,027)    (26,262,026)
..........................................................................................................................
Net increase (decrease)                                           (74,361)      $(815,549)      1,819,448     $18,082,912
..........................................................................................................................
Putnam VT High Yield Fund
Shares sold                                                     4,238,322     $32,877,474      14,001,289    $101,701,264
Shares issued in connection with reinvestment of distributions  1,756,115      13,065,494       1,510,661      10,000,573
..........................................................................................................................
                                                                5,994,437      45,942,968      15,511,950     111,701,837
Shares repurchased                                             (5,474,507)    (42,414,505)     (6,677,404)    (48,586,927)
..........................................................................................................................
Net increase                                                      519,930      $3,528,463       8,834,546     $63,114,910
..........................................................................................................................
Putnam VT Income Fund
Shares sold                                                     1,457,907     $18,632,777       5,056,779     $64,373,726
Shares issued in connection with reinvestment of distributions    855,461      10,847,245         846,481      10,530,223
..........................................................................................................................
                                                                2,313,368      29,480,022       5,903,260      74,903,949
Shares repurchased                                             (1,323,313)    (16,639,907)     (2,245,941)    (28,455,704)
..........................................................................................................................
Net increase                                                      990,055     $12,840,115       3,657,319     $46,448,245
..........................................................................................................................
Putnam VT International Equity Fund
Shares sold                                                     3,796,649     $49,673,265      44,297,020    $462,010,078
Shares issued in connection with reinvestment of distributions    593,306       7,701,113         332,713       3,094,231
..........................................................................................................................
                                                                4,389,955      57,374,378      44,629,733     465,104,309
Shares repurchased                                             (4,442,321)    (57,952,642)    (35,541,430)   (373,946,502)
..........................................................................................................................
Net increase (decrease)                                           (52,366)      $(578,264)      9,088,303     $91,157,807
..........................................................................................................................
Putnam VT International Growth and Income Fund
Shares sold                                                     1,094,651     $12,790,045       6,742,560     $57,149,113
Shares issued in connection with reinvestment of distributions     74,850         866,022          97,108         751,617
..........................................................................................................................
                                                                1,169,501      13,656,067       6,839,668      57,900,730
Shares repurchased                                             (1,001,001)    (11,651,865)     (6,692,925)    (56,978,795)
..........................................................................................................................
Net increase                                                      168,500      $2,004,202         146,743        $921,935
..........................................................................................................................
Putnam VT International New Opportunities Fund
Shares sold                                                       288,443      $3,249,578       3,355,449     $29,004,800
Shares issued in connection with reinvestment of distributions    123,096       1,387,297          50,519         397,587
..........................................................................................................................
                                                                  411,539       4,636,875       3,405,968      29,402,387
Shares repurchased                                             (1,280,766)    (14,376,695)     (5,016,149)    (44,765,559)
..........................................................................................................................
Net decrease                                                     (869,227)    $(9,739,820)     (1,610,181)   $(15,363,172)
..........................................................................................................................
Putnam VT Investors Fund
Shares sold                                                       482,939      $4,375,571       2,142,940     $16,703,518
Shares issued in connection with reinvestment of distributions    112,661       1,020,711         113,043         770,956
..........................................................................................................................
                                                                  595,600       5,396,282       2,255,983      17,474,474
Shares repurchased                                             (1,299,886)    (11,787,619)     (3,154,614)    (23,850,250)
..........................................................................................................................
Net decrease                                                     (704,286)    $(6,391,337)       (898,631)    $(6,375,776)
..........................................................................................................................
Putnam VT Money Market Fund ***
Shares sold                                                            --     $63,893,510              --    $264,197,838
Shares issued in connection with reinvestment of distributions         --         208,120              --         729,460
..........................................................................................................................
                                                                       --      64,101,630              --     264,927,298
Shares repurchased                                                     --     (74,763,971)             --    (297,775,712)
..........................................................................................................................
Net decrease                                                           --    $(10,662,341)             --    $(32,848,414)
..........................................................................................................................
Putnam VT New Opportunities Fund
Shares sold                                                     1,467,861     $23,164,873       2,028,208     $28,010,074
Shares issued in connection with reinvestment of distributions         --              --              --              --
..........................................................................................................................
                                                                1,467,861      23,164,873       2,028,208      28,010,074
Shares repurchased                                             (1,928,472)    (30,204,586)     (1,395,572)    (18,099,424)
..........................................................................................................................
Net increase (decrease)                                          (460,611)    $(7,039,713)        632,636      $9,910,650
..........................................................................................................................
Putnam VT New Value Fund
Shares sold                                                     1,165,118     $16,961,000       2,250,722     $27,134,114
Shares issued in connection with reinvestment of distributions     93,335       1,367,363         135,220       1,371,132
..........................................................................................................................
                                                                1,258,453      18,328,363       2,385,942      28,505,246
Shares repurchased                                               (378,229)     (5,462,713)     (1,041,068)    (11,928,887)
..........................................................................................................................
Net increase                                                      880,224     $12,865,650       1,344,874     $16,576,359
..........................................................................................................................
Putnam VT OTC & Emerging Growth Fund
Shares sold                                                       284,117      $1,602,992       1,977,780      $9,810,714
Shares issued in connection with reinvestment of distributions         --              --              --              --
..........................................................................................................................
                                                                  284,117       1,602,992       1,977,780       9,810,714
Shares repurchased                                               (866,697)     (4,866,037)     (2,142,319)    (10,328,067)
..........................................................................................................................
Net decrease                                                     (582,580)    $(3,263,045)       (164,539)      $(517,353)
..........................................................................................................................
Putnam VT Research Fund
Shares sold                                                       780,507      $8,304,035       1,027,270      $9,555,957
Shares issued in connection with reinvestment of distributions         --              --          39,099         319,440
..........................................................................................................................
                                                                  780,507       8,304,035       1,066,369       9,875,397
Shares repurchased                                               (853,661)     (9,118,120)     (1,152,380)    (10,473,313)
..........................................................................................................................
Net decrease                                                      (73,154)      $(814,085)        (86,011)      $(597,916)
..........................................................................................................................
Putnam VT Small Cap Value Fund
Shares sold                                                     2,769,795     $53,331,659       9,266,191    $128,596,164
Shares issued in connection with reinvestment of distributions     66,092       1,299,360          67,680         782,378
..........................................................................................................................
                                                                2,835,887      54,631,019       9,333,871     129,378,542
Shares repurchased                                             (1,805,612)    (34,529,343)     (6,760,722)    (93,077,574)
..........................................................................................................................
Net increase                                                    1,030,275     $20,101,676       2,573,149     $36,300,968
..........................................................................................................................
Putnam VT Utilities Growth and Income Fund
Shares sold                                                       246,876      $2,831,841         476,792      $4,833,145
Shares issued in connection with reinvestment of distributions     98,291       1,133,290         174,240       1,536,800
..........................................................................................................................
                                                                  345,167       3,965,131         651,032       6,369,945
Shares repurchased                                               (222,521)     (2,543,431)       (534,903)     (5,272,504)
..........................................................................................................................
Net increase                                                      122,646      $1,421,700         116,129      $1,097,441
..........................................................................................................................
Putnam VT Vista Fund
Shares sold                                                       696,055      $7,619,475       2,590,696     $23,684,348
Shares issued in connection with reinvestment of distributions         --              --              --              --
..........................................................................................................................
                                                                  696,055       7,619,475       2,590,696      23,684,348
Shares repurchased                                             (1,616,752)    (17,609,483)     (3,666,789)    (34,242,283)
..........................................................................................................................
Net decrease                                                     (920,697)    $(9,990,008)     (1,076,093)   $(10,557,935)
..........................................................................................................................
Putnam VT Voyager Fund
Shares sold                                                     1,165,288     $30,720,966       4,314,439    $101,468,041
Shares issued in connection with reinvestment of distributions     48,311       1,265,736          72,760       1,516,320
..........................................................................................................................
                                                                1,213,599      31,986,702       4,387,199     102,984,361
Shares repurchased                                             (1,060,241)    (27,866,869)     (2,105,253)    (49,733,753)
..........................................................................................................................
Net increase                                                      153,358      $4,119,833       2,281,946     $53,250,608
..........................................................................................................................

                                                                                              For the period May 1, 2003
                                                                                             (commencement of operations)
                                                                      Six months ended                to December 31
-------------------------------------------------------------------------------------------------------------------------
Class IB                                                                     2004                          2003
-------------------------------------------------------------------------------------------------------------------------
                                                                   Shares          Amount          Shares          Amount
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
Shares sold                                                       229,800      $3,016,177         422,551      $4,999,778
Shares issued in connection with reinvestment of distributions      4,329          56,589           7,915          98,856
..........................................................................................................................
                                                                  234,129       3,072,766         430,466       5,098,634
Shares repurchased                                               (151,340)     (1,983,589)        (58,285)       (667,174)
..........................................................................................................................
Net increase                                                       82,789      $1,089,177         372,181      $4,431,460
..........................................................................................................................

                                                                                              For the period May 1, 2003
                                                                                             (commencement of operations)
                                                                       Six months ended               to December 31
-------------------------------------------------------------------------------------------------------------------------
Class IB                                                                      2004                         2003
-------------------------------------------------------------------------------------------------------------------------
                                                                   Shares          Amount          Shares          Amount
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund
Shares sold                                                     1,197,670     $14,629,035       1,959,860     $21,523,625
Shares issued in connection with reinvestment of distributions      3,292          40,491           8,641         101,792
..........................................................................................................................
                                                                1,200,962      14,669,526       1,968,501      21,625,417
Shares repurchased                                               (127,198)     (1,553,441)        (80,128)       (887,518)
..........................................................................................................................
Net increase                                                    1,073,764     $13,116,085       1,888,373     $20,737,899
..........................................................................................................................
Putnam VT Mid Cap Value Fund
Shares sold                                                       394,620      $5,110,045         647,803      $7,482,645
Shares issued in connection with reinvestment of distributions      3,089          39,956           4,012          50,195
..........................................................................................................................
                                                                  397,709       5,150,001         651,815       7,532,840
Shares repurchased                                               (141,541)     (1,835,481)       (127,443)     (1,465,828)
..........................................................................................................................
Net increase                                                      256,168      $3,314,520         524,372      $6,067,012
..........................................................................................................................

*** Putnam VT Money Market Fund's transactions in capital shares were ata constant net asset value of $1.00 per share.



NOTE 5
INITIAL CAPITALIZATION AND
OFFERING OF SHARES

The following were established as series of Putnam Variable Trust, a Massachusetts business trust on April 30, 2003. During the period April 30, 2003 to May 1, 2003, the following funds had no operations other than those related to organizational matters, including as noted below, the initial capital contributions and the issuance of shares for each fund:

                                                   Capital          Shares
Fund name                                     contribution          issued
--------------------------------------------------------------------------
Class IA
Putnam VT Capital Opportunities Fund              $999,000          99,900
Putnam VT Equity Income Fund                       999,000          99,900
Putnam VT Mid Cap Value Fund                       999,000          99,900
Class IB
Putnam VT Capital Opportunities Fund                $1,000             100
Putnam VT Equity Income Fund                         1,000             100
Putnam VT Mid Cap Value Fund                         1,000             100

At June 30, 2004, Putnam, LLC owned 103,258 class IA shares of Putnam VT Capital Opportunities Fund (16.3% of class IA shares outstanding for that fund), valued at $1,378,494.

NOTE 6
INVESTMENT IN PUTNAM PRIME
MONEY MARKET FUND

Each fund of the Trust may invest in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by each fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by that fund in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations. For the period ended June 30, 2004, income earned for each fund was as follows:

Putnam VT American Government Income Fund                      $--
Putnam VT Capital Appreciation Fund                            253
Putnam VT Capital Opportunities Fund                            83
Putnam VT Discovery Growth Fund                              1,052
Putnam VT Diversified Income Fund                           65,188
Putnam VT Equity Income Fund                                 3,345
Putnam VT The George Putnam Fund of Boston                  56,964
Putnam VT Global Asset Allocation Fund                      45,436
Putnam VT Global Equity Fund                                26,763
Putnam VT Growth and Income Fund                            29,336
Putnam VT Growth Opportunities Fund                            489
Putnam VT Health Sciences Fund                               5,067
Putnam VT High Yield Fund                                   23,528
Putnam VT Income Fund                                      168,180
Putnam VT International Equity Fund                          4,323
Putnam VT International Growth and Income Fund               4,404
Putnam VT International New Opportunities Fund               3,067
Putnam VT Investors Fund                                     3,586
Putnam VT Mid Cap Value Fund                                   667
Putnam VT Money Market Fund                                  9,630
Putnam VT New Opportunities Fund                            18,184
Putnam VT New Value Fund                                     3,197
Putnam VT OTC & Emerging Growth Fund                         3,451
Putnam VT Research Fund                                     10,124
Putnam VT Small Cap Value Fund                               8,470
Putnam VT Utilities Growth and Income Fund                  11,605
Putnam VT Vista Fund                                        14,466
Putnam VT Voyager Fund                                      11,355

NOTE 7
REGULATORY MATTERS AND LITIGATION

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

For the period ended June 30, 2004, Putnam Management has assumed the following amounts of legal, shareholder servicing and communication, audit, and Trustee fees incurred by each fund of the Trust in connection with these matters:

Putnam VT American Government Income Fund                  $5,649
Putnam VT Capital Appreciation Fund                         1,372
Putnam VT Capital Opportunities Fund                          248
Putnam VT Discovery Growth Fund                             1,737
Putnam VT Diversified Income Fund                          10,245
Putnam VT Equity Income Fund                                1,304
Putnam VT The George Putnam Fund of Boston                 11,766
Putnam VT Global Asset Allocation Fund                      8,235
Putnam VT Global Equity Fund                               17,024
Putnam VT Growth and Income Fund                           79,666
Putnam VT Growth Opportunities Fund                         2,513
Putnam VT Health Sciences Fund                              7,676
Putnam VT High Yield Fund                                  12,916
Putnam VT Income Fund                                      16,269
Putnam VT International Equity Fund                        16,080
Putnam VT International Growth and Income Fund              6,403
Putnam VT International New Opportunities Fund              5,214
Putnam VT Investors Fund                                   13,072
Putnam VT Mid Cap Value Fund                                  575
Putnam VT Money Market Fund                                 7,747
Putnam VT New Opportunities Fund                           34,550
Putnam VT New Value Fund                                   10,436
Putnam VT OTC & Emerging Growth Fund                        4,664
Putnam VT Research Fund                                     6,001
Putnam VT Small Cap Value Fund                              9,835
Putnam VT Utilities Growth and Income Fund                  8,792
Putnam VT Vista Fund                                       10,521
Putnam VT Voyager Fund                                     57,298

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. Each fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.



THIS PAGE LEFT BLANK INTENTIONALLY




THIS PAGE LEFT BLANK INTENTIONALLY




Putnam
Variable
Trust

FUND INFORMATION

Investment Manager
Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

Investor Servicing Agent
Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203
1-800-225-1581

Custodian
Putnam Fiduciary Trust Company

Legal Counsel
Ropes & Gray LLP

Trustees

John A. Hill, Chairman

Jameson Adkins Baxter

Charles B. Curtis

Ronald J. Jackson

Paul L. Joskow

Elizabeth T. Kennan

John H. Mullin III

Robert E. Patterson

George Putnam, III

A.J.C. Smith

W.Thomas Stephens



PUTNAM INVESTMENTS

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust's policies, charges, and other matters of interest for the prospective investor.


SA505  216675 8/04

Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

Although such officers reached the conclusion expressed in the preceding paragraph, they are aware of matters that raise concerns with respect to controls, each of which arose in connection with the administration of 401(k) plans by Putnam Fiduciary Trust Company. The first matter, which occurred in early 2001, involved the willful circumvention of controls by certain Putnam employees in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in five Putnam Funds (not including the registrant). Such officers became aware of this matter in February 2004. The second matter, which occurred in 2002, involved the willful circumvention by certain Putnam employees of policies and procedures in connection with the payment of Putnam corporate expenses. Such officers did not learn that this matter involved a Putnam Fund until January 2004. Putnam has made restitution to the affected Funds, implemented a number of personnel changes, including senior personnel, begun to implement changes in procedures to address these items and informed the SEC, the Funds' Trustees and independent auditors. An internal investigation and review of procedures and controls are currently ongoing.

In reaching the conclusion expressed herein, the registrant's principal executive officer and principal financial officer considered a number of factors, including the nature of the matters described above, when the matters occurred, the individuals involved, personnel changes that have occurred since these matters occurred, the results to date of the current ongoing investigation and the overall quality of controls at Putnam at this time.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: August 30, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: August 30, 2004



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: August 30, 2004